As Filed with the United States Securities and Exchange Commission on April 27, 2020.
1933 Act Registration No. 033-57340
1940 Act Registration No. 811-07452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 80	☒

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
___	immediately upon filing pursuant to paragraph (b)
X	on April 30, 2020 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. American Franchise Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. American Franchise Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.68%	0.68%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.19	0.19
...
Total Annual Fund Operating Expenses	0.87	1.12
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 89	$278	$482	$1,073
...
Series II shares	$114	$356	$617	$1,363
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 20% of its net assets in securities of foreign issuers.
The Fund may also invest up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), uses a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), as well as a disciplined portfolio construction process designed to manage risk. The Adviser uses a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with attractive growth outlooks at compelling valuation levels, including both stable and catalyst-driven growth opportunities.
The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, the catalysts for growth are no longer present or reflected in the stock price, or a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.

1                                  Invesco V.I. American Franchise Fund

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and Class I shares of the Van Kampen Life Investment Trust Capital Growth Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class I shares and Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. Class I shares and Class II shares of the predecessor fund were reorganized into Series I shares and Series II shares, respectively, of the Fund on June 1, 2010. Series I shares’ and Series II shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2012): 18.18%
Worst Quarter (ended December 31, 2018): -18.64%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (7/3/1995)	36.76%	12.51%	13.35%
...
Series II shares: Inception (9/18/2000)	36.43	12.22	13.07
...
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	36.39	14.63	15.22
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Lipper VUF Large-Cap Growth Funds Index	32.69	13.77	13.95
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2010
...
Ido Cohen	Portfolio Manager	2010
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
2                                  Invesco V.I. American Franchise Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth. Any income received from the investment of portfolio securities is incidental to the Fund’s investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Growth Index ranged from $1.2 billion to $1.3 trillion.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Growth Index ranged from $1.2 billion to $78.7 billion.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 20% of its net assets in securities of foreign issuers.
The Fund may also invest up to 10% of its net assets in emerging markets countries. Emerging markets countries are those that are generally in the early stages of their industrial cycles.
The Adviser uses a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), as well as a disciplined portfolio construction process designed to manage risk. The Adviser uses a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with attractive growth outlooks at compelling valuation levels, including both stable and catalyst-driven growth opportunities.
The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, the catalysts for growth are no longer present or reflected in the stock price, or a more attractive investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the
Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole as growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the issuing company’s earnings or investors’ expectations of such earnings and can be more volatile.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available
3                                  Invesco V.I. American Franchise Fund

to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.68% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Erik Voss (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could
4                                  Invesco V.I. American Franchise Fund

decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the
Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
5                                  Invesco V.I. American Franchise Fund

The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance
6                                  Invesco V.I. American Franchise Fund

companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.
Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
7                                  Invesco V.I. American Franchise Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$57.15	$ 0.10	$19.86	$19.96	$ —	$(9.96)	$(9.96)	$67.15	36.76%	$490,366	0.86% (d)	0.87% (d)	0.15% (d)	40%
Year ended 12/31/18	62.97	(0.00)	(1.50)	(1.50)	—	(4.32)	(4.32)	57.15	(3.62)	405,192	0.88	0.88	(0.00)	42
Year ended 12/31/17	53.58	(0.04)	14.50	14.46	(0.05)	(5.02)	(5.07)	62.97	27.34	491,271	0.89	0.89	(0.06)	45
Year ended 12/31/16	57.30	0.07	1.33	1.40	—	(5.12)	(5.12)	53.58	2.27	420,824	0.93	0.93	0.12	59
Year ended 12/31/15	54.88	(0.03)	2.76	2.73	—	(0.31)	(0.31)	57.30	5.01	479,298	0.96	0.96	(0.05)	68
...
Series II
Year ended 12/31/19	54.90	(0.07)	19.03	18.96	—	(9.96)	(9.96)	63.90	36.43	162,221	1.11 (d)	1.12 (d)	(0.10) (d)	40
Year ended 12/31/18	60.79	(0.16)	(1.41)	(1.57)	—	(4.32)	(4.32)	54.90	(3.88)	133,216	1.13	1.13	(0.25)	42
Year ended 12/31/17	51.95	(0.19)	14.05	13.86	—	(5.02)	(5.02)	60.79	27.03	170,956	1.14	1.14	(0.31)	45
Year ended 12/31/16	55.85	(0.06)	1.28	1.22	—	(5.12)	(5.12)	51.95	2.00	151,599	1.18	1.18	(0.13)	59
Year ended 12/31/15	53.63	(0.16)	2.69	2.53	—	(0.31)	(0.31)	55.85	4.75	175,919	1.21	1.21	(0.30)	68
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $459,259 and $150,652 for Series I and Series II shares, respectively.
8                                  Invesco V.I. American Franchise Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	8.43%	12.91%	17.57%	22.43%	27.48%	32.75%	38.23%	43.94%	49.89%
End of Year Balance	$10,413.00	$10,843.06	$11,290.88	$11,757.19	$12,242.76	$12,748.39	$13,274.89	$13,823.15	$14,394.04	$14,988.52
Estimated Annual Expenses	$ 88.80	$ 92.46	$ 96.28	$ 100.26	$ 104.40	$ 108.71	$ 113.20	$ 117.88	$ 122.74	$ 127.81
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.91%	12.10%	16.45%	20.96%	25.66%	30.53%	35.60%	40.86%	46.33%
End of Year Balance	$10,388.00	$10,791.05	$11,209.75	$11,644.69	$12,096.50	$12,565.84	$13,053.40	$13,559.87	$14,085.99	$14,632.53
Estimated Annual Expenses	$ 114.17	$ 118.60	$ 123.20	$ 127.98	$ 132.95	$ 138.11	$ 143.47	$ 149.03	$ 154.82	$ 160.82
...
1	Your actual expenses may be higher or lower than those shown.
9                                  Invesco V.I. American Franchise Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. American Franchise Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIAMFR-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. American Value Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. American Value Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.72%	0.72%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.20	0.20
...
Total Annual Fund Operating Expenses	0.92	1.17
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 94	$293	$509	$1,131
...
Series II shares	$119	$372	$644	$1,420
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.
Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Fund also may invest in larger companies.
The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts.
The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing. Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as improved operational efficiency, new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.
The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments

1                                  Invesco V.I. American Value Fund

may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and Class I shares of The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class I shares and Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I shares and Class II shares of the predecessor fund were reorganized into Series I shares and Series II shares, respectively, of the Fund on June 1, 2010. Series I shares’ and Series II shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended December 31, 2011): 16.89%
Worst Quarter (ended September 30, 2011): -19.58%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (1/2/1997)	25.03%	4.74%	10.39%
...
Series II shares: Inception (5/5/2003)	24.71	4.48	10.16
...
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	27.06	7.62	12.41
...
Lipper VUF Mid-Cap Value Funds Index	24.76	6.72	10.79
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
2                                  Invesco V.I. American Value Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Jeffrey Vancavage	Portfolio Manager	2016
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in, the U.S.
Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Adviser defines mid-capitalization companies by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a mid-capitalization company index which consists of companies with capitalizations up to approximately $78.7 billion as of December 31, 2019. The Fund also may invest in larger companies.
The Fund may invest up to 20% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends.
The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as improved operational efficiency, new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.
The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
3                                  Invesco V.I. American Value Fund

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience
4                                  Invesco V.I. American Value Fund

losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Value Investing Style Risk. The Fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.72% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Jeffrey Vancavage, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2001 to 2016, he was employed by Eagle Asset Management, where he served as Portfolio Co-Manager from 2013 to 2016.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order.
5                                  Invesco V.I. American Value Fund

Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific
6                                  Invesco V.I. American Value Fund

events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners
7                                  Invesco V.I. American Value Fund

should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.
Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
8                                  Invesco V.I. American Value Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$13.86	$0.12	$ 3.24	$ 3.36	$(0.11)	$(1.19)	$(1.30)	$15.92	25.03%	$ 84,799	0.92% (d)	0.92% (d)	0.78% (d)	68%
Year ended 12/31/18	18.38	0.10	(1.87)	(1.77)	(0.09)	(2.66)	(2.75)	13.86	(12.65)	77,491	0.93	0.93	0.52	39
Year ended 12/31/17	17.06	0.08	1.59	1.67	(0.14)	(0.21)	(0.35)	18.38	9.96	104,510	0.94	0.94	0.48	56
Year ended 12/31/16	15.69	0.13	2.23	2.36	(0.06)	(0.93)	(0.99)	17.06	15.49	116,762	0.97	0.97	0.84	50
Year ended 12/31/15	19.92	0.06	(1.82)	(1.76)	(0.06)	(2.41)	(2.47)	15.69	(9.13)	125,686	0.99	0.99	0.33	26
...
Series II
Year ended 12/31/19	13.71	0.08	3.21	3.29	(0.07)	(1.19)	(1.26)	15.74	24.71	233,890	1.17 (d)	1.17 (d)	0.53 (d)	68
Year ended 12/31/18	18.19	0.05	(1.83)	(1.78)	(0.04)	(2.66)	(2.70)	13.71	(12.82)	169,036	1.18	1.18	0.27	39
Year ended 12/31/17	16.90	0.04	1.56	1.60	(0.10)	(0.21)	(0.31)	18.19	9.62	294,598	1.19	1.19	0.23	56
Year ended 12/31/16	15.55	0.09	2.21	2.30	(0.02)	(0.93)	(0.95)	16.90	15.22	284,043	1.22	1.22	0.59	50
Year ended 12/31/15	19.75	0.02	(1.80)	(1.78)	(0.01)	(2.41)	(2.42)	15.55	(9.36)	210,354	1.24	1.24	0.08	26
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $82,951 and $205,943 for Series I and Series II shares, respectively.
9                                  Invesco V.I. American Value Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. American Value Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIAMVA-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Balanced-Risk Allocation Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Balanced-Risk Allocation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Fees and expenses of Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in this table.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.92%	0.92%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.18	0.18
...
Acquired Fund Fees and Expenses	0.16	0.16
...
Total Annual Fund Operating Expenses	1.26	1.51
...
Fee Waiver and/or Expense Reimbursement[1]	0.46	0.46
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80	1.05
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.16% and excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily nets assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2021 and June 30, 2021, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 82	$354	$647	$1,482
...
Series II shares	$107	$432	$780	$1,762
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments, including, but not limited to, futures, options and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The portfolio managers will also seek to generate income by writing (selling) put and call options on equities, equity indices and exchange-traded funds (ETFs). The Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, ETFs and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 8%. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market

1                                  Invesco V.I. Balanced-Risk Allocation Fund

conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a portfolio that they believe is risk-balanced across the three asset classes. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed countries. In addition, the Fund may invest directly in common stock. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments principally used by the Fund include but are not limited to futures, options and swap agreements.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the
2                                  Invesco V.I. Balanced-Risk Allocation Fund

Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Correlation Risk. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or
3                                  Invesco V.I. Balanced-Risk Allocation Fund

taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Volatility Risk. Although the Fund’s investment strategy targets a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund, Series I shares of the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) and Class I shares of the Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
The returns shown include (i) the returns of Series I shares and Series II shares of the first predecessor fund for the period June 1, 2010 to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and (ii) the returns of Class I shares and Class II shares of the second predecessor fund for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns of Series I shares and Series II shares of the Fund will be different from the returns of the predecessor funds as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
4                                  Invesco V.I. Balanced-Risk Allocation Fund

Annual Total Returns
Best Quarter (ended September 30, 2010): 10.98%
Worst Quarter (ended June 30, 2010): -7.36%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (1/23/2009)	15.21%	4.91%	6.32%
...
Series II shares: Inception (1/23/2009)	14.88	4.65	6.05
...
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	27.67	8.74	9.47
...
Custom Invesco VI Balanced-Risk Allocation Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	19.93	6.63	7.30
...
Lipper VUF Absolute Return Funds Classification Average	3.68	0.64	—
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010
...
Chris Devine	Portfolio Manager	2010
...
Scott Hixon	Portfolio Manager	2010
...
Christian Ulrich	Portfolio Manager	2010
...
Scott Wolle	Portfolio Manager	2010
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities. The portfolio management team selects the appropriate assets for each asset class, allocates them based on their proprietary risk management and portfolio construction techniques, and then applies a process of active positioning that seeks to improve expected returns. The Adviser's investment process is designed to balance risk across equities, fixed income and commodities such that no one asset class drives the portfolio's performance.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The portfolio managers will also seek to generate income by writing (selling) put and call options on equities, equity indices and ETFs. The Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, ETFs and ETNs. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 8%. The Fund’s annualized volatility level is calculated by determining the standard deviation of the Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
5                                  Invesco V.I. Balanced-Risk Allocation Fund

The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a portfolio that they believe is risk-balanced across the three asset classes. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed countries. In addition, the Fund may invest directly in common stock. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate an index. Some ETFs are actively managed and instead of replicating an index they seek to outperform an index.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses the Fund earns from these notes as compared to the index.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments principally used by the Fund include but are not limited to futures, options and swap agreements.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund may buy or write (sell) put or call options. Options purchased will principally be used to gain or limit exposure to equity, debt and currency markets and securities, and options written will be used to generate income.
By selling put and call options, the Fund receives a premium from the option buyer, which increases the Fund’s return if the option is closed or expires out-of-the-money. An option is “out-of-the-money” if the strike price of the option is below (for a put) or above (for a call) the value of the relevant
6                                  Invesco V.I. Balanced-Risk Allocation Fund

equity, equity index or ETF. If, however, the strike price of the option is above (for a put) or below (for a call) the value of the relevant equity, equity index or ETF and/or the option’s implied volatility increases such that the option’s price increases above the price at which it was sold, the Fund may (1) if the buyer has not exercised the option, close the option contract at a loss or (2) if the buyer has exercised the option, (i) pay the buyer the difference between the strike price and the value of the equity, equity index or ETF, or (ii) deliver (if a call) or purchase (if a put) the equity or ETF, depending on whether the option is cash settled or deliverable.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended
(Code). The Internal Revenue Service (IRS) has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, in September 2016 the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities.
The Fund might not receive all or a portion of the interest due on its investment or a return of its principal if there is a loss of value of the commodity, commodity index or other economic variable to which the interest is linked. A liquid secondary market may not exist for certain commodity-linked notes, which may make it difficult for the Fund to sell them at an acceptable time or price or to accurately value them. Commodity-linked notes are also subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will default or become bankrupt and not make timely payment of principal and interest. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, the value of a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and
7                                  Invesco V.I. Balanced-Risk Allocation Fund

economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Correlation Risk. Changes in the value of the asset classes in which the Fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the Adviser. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit the Fund’s ability to engage in derivatives transactions and may result in increased costs or require the Fund to modify its investment strategies or to liquidate.
8                                  Invesco V.I. Balanced-Risk Allocation Fund

■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more
9                                  Invesco V.I. Balanced-Risk Allocation Fund

dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Volatility Risk. Although the Fund’s investment strategy targets a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.46% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
10                                  Invesco V.I. Balanced-Risk Allocation Fund

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
11                                  Invesco V.I. Balanced-Risk Allocation Fund

Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
12                                  Invesco V.I. Balanced-Risk Allocation Fund

The Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about
13                                  Invesco V.I. Balanced-Risk Allocation Fund

fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Custom Invesco V.I. Balanced-Risk Allocation Index is composed of the MSCI World IndexSM and Bloomberg Barclays U.S. Aggregate Bond Index. Prior to May 2, 2011, the index comprised the MSCI World IndexSM, J.P. Morgan GBI Global Index and FTSE U.S. 3-Month Treasury Bill Index. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the U.S. investment-grade, fixed-rate bond market. The J.P. Morgan GBI Global Index tracks the performance of fixed-rate issuances from high-income, developed market countries. The FTSE U.S. 3-Month Treasury Bill Index is considered representative of three-month U.S. Treasury bills.
Lipper VUF Absolute Return Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Absolute Return Funds Classification.
MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
14                                  Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights
The consolidated financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The consolidated financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$ 9.47	$ 0.14	$ 1.30	$ 1.44	$ —	$ —	$ —	$ —	$10.91	15.21%	$ 45,427	0.64% (d)(e)	1.10% (d)	1.38% (d)	94%
Year ended 12/31/18	11.31	0.11	(0.79)	(0.68)	(0.14)	(0.99)	(0.03)	(1.16)	9.47	(6.46)	37,450	0.65 (e)	1.10	1.03	199
Year ended 12/31/17	11.35	0.01	1.08	1.09	(0.48)	(0.65)	—	(1.13)	11.31	10.06	39,340	0.68 (e)	1.11	0.10	52
Year ended 12/31/16	10.20	(0.04)	1.24	1.20	(0.05)	—	—	(0.05)	11.35	11.74	34,714	0.67 (e)	1.12	(0.33)	120
Year ended 12/31/15	12.30	(0.07)	(0.44)	(0.51)	(0.52)	(1.07)	—	(1.59)	10.20	(4.10)	26,854	0.69	1.15	(0.61)	44
...
Series II
Year ended 12/31/19	9.34	0.12	1.27	1.39	—	—	—	—	10.73	14.88	976,477	0.89 (d)(e)	1.35 (d)	1.13 (d)	94
Year ended 12/31/18	11.17	0.08	(0.78)	(0.70)	(0.11)	(0.99)	(0.03)	(1.13)	9.34	(6.71)	968,329	0.90 (e)	1.35	0.78	199
Year ended 12/31/17	11.22	(0.02)	1.07	1.05	(0.45)	(0.65)	—	(1.10)	11.17	9.83	1,158,077	0.93 (e)	1.36	(0.15)	52
Year ended 12/31/16	10.08	(0.06)	1.22	1.16	(0.02)	—	—	(0.02)	11.22	11.51	1,113,539	0.92 (e)	1.37	(0.58)	120
Year ended 12/31/15	12.17	(0.10)	(0.44)	(0.54)	(0.48)	(1.07)	—	(1.55)	10.08	(4.40)	939,354	0.94	1.40	(0.86)	44
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $42,105 and $985,702 for Series I and Series II shares, respectively.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.15%, 0.16%, 0.15% and 0.12% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
15                                  Invesco V.I. Balanced-Risk Allocation Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Balanced-Risk Allocation Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIIBRA-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Comstock Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Comstock Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.57%	0.57%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Acquired Fund Fees and Expenses	0.02	0.02
...
Total Annual Fund Operating Expenses	0.76	1.01
...
Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75	1.00
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 77	$242	$421	$ 941
...
Series II shares	$102	$321	$557	$1,235
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of any market capitalization, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for investment, Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require

1                                  Invesco V.I. Comstock Fund

payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and Class I shares of the Van Kampen Life Investment Trust Comstock Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class I shares and Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. Class I shares and Class II shares of the predecessor fund were reorganized into Series I shares and Series II shares, respectively, of the Fund on June 1, 2010. Series I shares’ and Series II shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco V.I. Comstock Fund

Annual Total Returns
Best Quarter (ended March 31, 2012): 12.90%
Worst Quarter (ended September 30, 2011): -17.15%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (4/30/1999)	25.30%	7.42%	11.19%
...
Series II shares: Inception (9/18/2000)	24.94	7.15	10.91
...
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	26.54	8.29	11.80
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Lipper VUF Large-Cap Value Funds Index	26.71	7.88	10.87
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Kevin Holt	Portfolio Manager (co-lead)	2010 (predecessor fund 1999)
...
Devin Armstrong	Portfolio Manager (co-lead)	2010 (predecessor fund 2007)
...
Charles DyReyes	Portfolio Manager	2015
...
James Warwick	Portfolio Manager	2010 (predecessor fund 2007)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of any market capitalization, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.3 trillion.
The Fund may invest up to 10% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for investment, the Adviser focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers
3                                  Invesco V.I. Comstock Fund

do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such
4                                  Invesco V.I. Comstock Fund

as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Value Investing Style Risk. The Fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.56% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
5                                  Invesco V.I. Comstock Fund

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Kevin Holt (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 1999.
■	Devin Armstrong (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007.
■	Charles DyReyes, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2015. From 2010 to 2015, he served as a senior equity analyst with Brandywine Global Investment Management.
■	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future
6                                  Invesco V.I. Comstock Fund

purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted
7                                  Invesco V.I. Comstock Fund

prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and
8                                  Invesco V.I. Comstock Fund

transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
9                                  Invesco V.I. Comstock Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$16.12	$0.37	$ 3.45	$ 3.82	$(0.37)	$(2.41)	$(2.78)	$17.16	25.30%	$ 199,521	0.74% (d)	0.74% (d)	2.09% (d)	21%
Year ended 12/31/18	20.62	0.33	(2.41)	(2.08)	(0.36)	(2.06)	(2.42)	16.12	(12.16)	214,084	0.75	0.75	1.63	19
Year ended 12/31/17	18.69	0.28	2.94	3.22	(0.44)	(0.85)	(1.29)	20.62	17.85	270,651	0.75	0.75	1.47	13
Year ended 12/31/16	17.57	0.38	2.47	2.85	(0.29)	(1.44)	(1.73)	18.69	17.30	256,080	0.77	0.78	2.20	21
Year ended 12/31/15	19.16	0.28	(1.45)	(1.17)	(0.37)	(0.05)	(0.42)	17.57	(5.98)	332,411	0.78	0.83	1.52	16
...
Series II
Year ended 12/31/19	16.06	0.32	3.44	3.76	(0.32)	(2.41)	(2.73)	17.09	24.94	1,240,109	0.99 (d)	0.99 (d)	1.84 (d)	21
Year ended 12/31/18	20.54	0.28	(2.40)	(2.12)	(0.30)	(2.06)	(2.36)	16.06	(12.37)	1,098,666	1.00	1.00	1.38	19
Year ended 12/31/17	18.62	0.23	2.93	3.16	(0.39)	(0.85)	(1.24)	20.54	17.58	1,643,281	1.00	1.00	1.22	13
Year ended 12/31/16	17.51	0.34	2.45	2.79	(0.24)	(1.44)	(1.68)	18.62	16.99	1,679,769	1.02	1.03	1.95	21
Year ended 12/31/15	19.08	0.24	(1.44)	(1.20)	(0.32)	(0.05)	(0.37)	17.51	(6.19)	1,549,679	1.03	1.08	1.27	16
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $194,472 and $1,192,847 for Series I and Series II shares, respectively.
10                                  Invesco V.I. Comstock Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Comstock Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VICOM-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Core Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Core Equity Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.61%	0.61%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Total Annual Fund Operating Expenses	0.78	1.03
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 80	$249	$433	$ 966
...
Series II shares	$105	$328	$569	$1,259
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and that are trading at attractive valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund may invest up to 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including foreign government debt securities.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund may invest a substantial amount of its assets in cash and cash equivalents, including money market funds. As a result, the Fund may not achieve its investment objective.
The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. Quantitative models are used as part of the idea generation process to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Cash/Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on

1                                  Invesco V.I. Core Equity Fund

longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco V.I. Core Equity Fund

Annual Total Returns
Best Quarter (ended March 31, 2019): 12.96%
Worst Quarter (ended September 30, 2011): -14.15%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/2/1994)	28.97%	6.56%	9.12%
...
Series II shares: Inception (10/24/2001)	28.66	6.31	8.86
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43	11.48	13.54
...
Lipper VUF Large-Cap Core Funds Index	28.24	10.31	11.97
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Manind ("Mani”) Govil	Portfolio Manager (lead)	2019
...
Benjamin Ram	Portfolio Manager	2019
...
Paul Larson	Portfolio Manager	2019
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The portfolio management team seeks to construct a portfolio of issuers that have high or improving ROIC, quality management, a strong competitive position and that are trading at attractive valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.3 trillion.
The Fund may invest up to 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including foreign government debt securities.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund may invest a substantial amount of its assets in cash and cash equivalents, including money market funds. As a result, the Fund may not achieve its investment objective.
The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. Quantitative models are used as part of the idea generation process to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different
3                                  Invesco V.I. Core Equity Fund

investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure
4                                  Invesco V.I. Core Equity Fund

to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related
5                                  Invesco V.I. Core Equity Fund

exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.61% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Manind ("Mani”) Govil (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Govil was associated with OppenheimerFunds, a global asset management firm.
■	Benjamin Ram, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ram was associated with OppenheimerFunds, a global asset management firm.
■	Paul Larson, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2013 to 2019, Mr. Larson was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading
6                                  Invesco V.I. Core Equity Fund

(regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional
7                                  Invesco V.I. Core Equity Fund

round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and
8                                  Invesco V.I. Core Equity Fund

transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.
Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
9                                  Invesco V.I. Core Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$30.94	$0.38	$ 8.22	$ 8.60	$(0.35)	$(4.24)	$(4.59)	$34.95	28.97%	$ 855,744	0.78% (d)	0.78% (d)	1.08% (d)	82%
Year ended 12/31/18	36.72	0.25	(3.29)	(3.04)	(0.34)	(2.40)	(2.74)	30.94	(9.40)	858,828	0.79	0.80	0.70	46
Year ended 12/31/17	34.58	0.27	4.21	4.48	(0.39)	(1.95)	(2.34)	36.72	13.17	1,054,802	0.79	0.80	0.74	30
Year ended 12/31/16	33.84	0.39	3.07	3.46	(0.28)	(2.44)	(2.72)	34.58	10.26	1,033,700	0.84	0.85	1.11	38
Year ended 12/31/15	41.00	0.32	(2.79)	(2.47)	(0.46)	(4.23)	(4.69)	33.84	(5.75)	921,516	0.89	0.90	0.81	45
...
Series II
Year ended 12/31/19	30.66	0.29	8.16	8.45	(0.06)	(4.24)	(4.30)	34.81	28.66	22,652	1.03 (d)	1.03 (d)	0.83 (d)	82
Year ended 12/31/18	36.18	0.16	(3.28)	(3.12)	—	(2.40)	(2.40)	30.66	(9.61)	20,203	1.04	1.05	0.45	46
Year ended 12/31/17	34.11	0.18	4.14	4.32	(0.30)	(1.95)	(2.25)	36.18	12.87	189,982	1.04	1.05	0.49	30
Year ended 12/31/16	33.40	0.30	3.03	3.33	(0.18)	(2.44)	(2.62)	34.11	10.02	179,596	1.09	1.10	0.86	38
Year ended 12/31/15	40.53	0.22	(2.75)	(2.53)	(0.37)	(4.23)	(4.60)	33.40	(5.98)	178,126	1.14	1.15	0.56	45
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $875,709 and $21,898 for Series I and Series II shares, respectively.
10                                  Invesco V.I. Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.62%	13.20%	17.98%	22.96%	28.15%	33.55%	39.19%	45.06%	51.19%
End of Year Balance	$10,422.00	$10,861.81	$11,320.18	$11,797.89	$12,295.76	$12,814.64	$13,355.42	$13,919.02	$14,506.40	$15,118.57
Estimated Annual Expenses	$ 79.65	$ 83.01	$ 86.51	$ 90.16	$ 93.97	$ 97.93	$ 102.06	$ 106.37	$ 110.86	$ 115.54
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	8.10%	12.39%	16.85%	21.49%	26.31%	31.33%	36.54%	41.96%	47.60%
End of Year Balance	$10,397.00	$10,809.76	$11,238.91	$11,685.09	$12,148.99	$12,631.31	$13,132.77	$13,654.14	$14,196.21	$14,759.80
Estimated Annual Expenses	$ 105.04	$ 109.21	$ 113.55	$ 118.06	$ 122.75	$ 127.62	$ 132.68	$ 137.95	$ 143.43	$ 149.12
...
1	Your actual expenses may be higher or lower than those shown.
11                                  Invesco V.I. Core Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Core Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VICEQ-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Core Plus Bond Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Core Plus Bond Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.45%	0.45%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.68	0.68
...
Acquired Fund Fees and Expenses	0.03	0.03
...
Total Annual Fund Operating Expenses	1.16	1.41
...
Fee Waiver and/or Expense Reimbursement[1]	0.54	0.54
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62	0.87
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.61% and 0.86%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2021 and June 30, 2021, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$63	$315	$586	$1,361
...
Series II shares	$89	$393	$720	$1,644
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 300% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in investment grade fixed-income securities generally represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the benchmark index). The principal types of fixed-income securities in which the Fund invests are corporate bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its net assets in debt securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds.
The Fund may invest up to 30% of its net assets in foreign debt securities, including debt securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund may invest up to 20% of the Fund’s net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs), which are counted toward the 80% investment requirement.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may purchase municipal securities. The Fund’s investments may also include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including credit default index swaps to hedge credit risk or take a position on a basket of credit entities; total return swaps to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.

1                                  Invesco V.I. Core Plus Bond Fund

The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the benchmark index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.
The portfolio managers utilize the benchmark index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to the benchmark index. The portfolio managers then determine appropriate position sizes to reflect desired risk positioning. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- two years of the benchmark index. The foregoing maturity and duration targets are not guaranteed and the Adviser may deviate from such targets in its discretion.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments
2                                  Invesco V.I. Core Plus Bond Fund

may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver
3                                  Invesco V.I. Core Plus Bond Fund

the securities. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended September 30, 2010): 5.39%
Worst Quarter (ended June 30, 2013): -3.19%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/5/1993)	11.06%	4.15%	5.61%
...
Series II shares: Inception (3/14/2002)	11.00	3.91	5.35
...
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72	3.05	3.75
...
Lipper VUF Core Plus Bond Funds Index	9.51	3.20	4.02
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2015
...
Chuck Burge	Portfolio Manager	2009
...
Michael Hyman	Portfolio Manager	2015
...
Joseph Portera	Portfolio Manager	2015
...
Scott Roberts	Portfolio Manager	2012
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
4                                  Invesco V.I. Core Plus Bond Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in investment grade fixed-income securities generally represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the benchmark index). The principal types of fixed-income securities in which the Fund invests are corporate bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its net assets in debt securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S& P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
The Fund may invest up to 30% of its net assets in foreign debt securities, including debt securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund may invest up to 20% of the Fund’s net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar.
The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs, which are counted toward the 80% investment requirement.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may purchase municipal securities. The Fund’s investments may also include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Pay-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the Fund enters into the TBA transaction. The Fund may also engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own. Generally, the Fund will sell a TBA mortgage short to (1) take advantage of an expected decline in mortgage valuations or (2) to hedge against the potential underperformance of the mortgage sector.
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including: credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies. Currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the benchmark index). Duration is a measure of volatility expressed in years and represents the anticipated
5                                  Invesco V.I. Core Plus Bond Fund

percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.
The portfolio managers utilize the benchmark index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to the benchmark index. The portfolio managers then determine appropriate position sizes to reflect desired risk positioning. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- two years of the benchmark index. The foregoing maturity and duration targets are not guaranteed and the Adviser may deviate from such targets in its discretion.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
6                                  Invesco V.I. Core Plus Bond Fund

■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade
7                                  Invesco V.I. Core Plus Bond Fund

securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund.
Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby magnifying any losses. The more the Fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a
8                                  Invesco V.I. Core Plus Bond Fund

loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E. Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013.
■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.
■	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013.
■	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2012.
■	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
9                                  Invesco V.I. Core Plus Bond Fund

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are
10                                  Invesco V.I. Core Plus Bond Fund

valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors
11                                  Invesco V.I. Core Plus Bond Fund

through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund
(Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Lipper VUF Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond variable insurance underlying funds tracked by Lipper.
12                                  Invesco V.I. Core Plus Bond Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$6.00	$0.19	$ 0.47	$ 0.66	$(0.19)	$6.47	11.06%	$24,769	0.59% (d)	1.13% (d)	2.94% (d)	300%
Year ended 12/31/18	6.38	0.22	(0.37)	(0.15)	(0.23)	6.00	(2.37)	17,019	0.59	1.78	3.57	339
Year ended 12/31/17	6.21	0.22	0.17	0.39	(0.22)	6.38	6.34	20,326	0.60	1.58	3.46	407
Year ended 12/31/16	6.07	0.23	0.18	0.41	(0.27)	6.21	6.66	15,485	0.55	1.68	3.71	474
Year ended 12/31/15	6.39	0.24	(0.26)	(0.02)	(0.30)	6.07	(0.37)	15,587	0.65	1.73	3.81	416
...
Series II
Year ended 12/31/19	5.97	0.17	0.49	0.66	(0.18)	6.45	11.00	359	0.84 (d)	1.38 (d)	2.69 (d)	300
Year ended 12/31/18	6.35	0.20	(0.37)	(0.17)	(0.21)	5.97	(2.64)	117	0.84	2.03	3.32	339
Year ended 12/31/17	6.19	0.20	0.16	0.36	(0.20)	6.35	5.89	123	0.85	1.83	3.21	407
Year ended 12/31/16	6.04	0.22	0.18	0.40	(0.25)	6.19	6.52	126	0.80	1.93	3.46	474
Year ended 12/31/15	6.36	0.22	(0.26)	(0.04)	(0.28)	6.04	(0.64)	156	0.90	1.98	3.56	416
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $21,061 and $161 for Series I and Series II shares, respectively.
13                                  Invesco V.I. Core Plus Bond Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.62%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.38%	8.39%	12.55%	16.87%	21.36%	26.02%	30.86%	35.88%	41.10%	46.52%
End of Year Balance	$10,438.00	$10,838.82	$11,255.03	$11,687.22	$12,136.01	$12,602.04	$13,085.95	$13,588.45	$14,110.25	$14,652.08
Estimated Annual Expenses	$ 63.36	$ 123.41	$ 128.14	$ 133.07	$ 138.17	$ 143.48	$ 148.99	$ 154.71	$ 160.65	$ 166.82
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	7.87%	11.74%	15.75%	19.91%	24.21%	28.67%	33.29%	38.08%	43.03%
End of Year Balance	$10,413.00	$10,786.83	$11,174.07	$11,575.22	$11,990.77	$12,421.24	$12,867.16	$13,329.10	$13,807.61	$14,303.30
Estimated Annual Expenses	$ 88.80	$ 149.46	$ 154.82	$ 160.38	$ 166.14	$ 172.10	$ 178.28	$ 184.68	$ 191.31	$ 198.18
...
1	Your actual expenses may be higher or lower than those shown.
14                                  Invesco V.I. Core Plus Bond Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Core Plus Bond Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VICPB-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Diversified Dividend Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Diversified Dividend Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.48%	0.48%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.66	0.91
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$67	$211	$368	$ 822
...
Series II shares	$93	$290	$504	$1,120
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.
The Fund may invest up to 25% of its net assets in securities of foreign issuers.
In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers seek to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.
The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a position in a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency

1                                  Invesco V.I. Diversified Dividend Fund

rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and Class X shares of the Morgan Stanley Variable Investment Series Dividend Growth Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class X shares and Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class X shares and Class Y shares of the predecessor fund were reorganized into Series I shares and Series II shares, respectively, of the Fund on June 1, 2010. Series I shares’ and Series II shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2013): 13.34%
Worst Quarter (ended September 30, 2011): -15.41%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (3/1/1990)	25.09%	8.03%	11.07%
...
Series II shares: Inception (6/5/2000)	24.77	7.76	10.80
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	26.54	8.29	11.80
...
Lipper VUF Large-Cap Value Funds Index	26.71	7.88	10.87
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Meggan Walsh	Portfolio Manager (lead)	2010
...
Robert Botard	Portfolio Manager	2014
...
Kristina Bradshaw	Portfolio Manager	2014
...
Chris McMeans	Portfolio Manager	2016
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment
2                                  Invesco V.I. Diversified Dividend Fund

objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.
The Fund may invest up to 25% of its net assets in securities of foreign issuers.
In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers seek to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.
The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a position in a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Value Investing Style Risk. The Fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
3                                  Invesco V.I. Diversified Dividend Fund

Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.48% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Meggan Walsh (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.
■	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1993.
■	Kristina Bradshaw, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2006.
■	Chris McMeans, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2008.
The portfolio managers are assisted by investment professionals from Invesco's Dividend Value Team. Members of the team may change from time to time.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable
4                                  Invesco V.I. Diversified Dividend Fund

product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the
5                                  Invesco V.I. Diversified Dividend Fund

basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those
6                                  Invesco V.I. Diversified Dividend Fund

investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
7                                  Invesco V.I. Diversified Dividend Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$23.70	$0.67	$ 5.15	$ 5.82	$(0.80)	$(1.49)	$(2.29)	$27.23	25.09%	$278,727	0.65% (d)	0.65% (d)	2.54% (d)	7%
Year ended 12/31/18	27.18	0.63	(2.53)	(1.90)	(0.65)	(0.93)	(1.58)	23.70	(7.57)	337,461	0.64	0.65	2.38	10
Year ended 12/31/17	26.38	0.56	1.65	2.21	(0.46)	(0.95)	(1.41)	27.18	8.58	437,104	0.64	0.65	2.06	16
Year ended 12/31/16	23.27	0.50	2.93	3.43	(0.32)	—	(0.32)	26.38	14.81	439,857	0.66	0.68	2.02	14
Year ended 12/31/15	23.21	0.43	0.04	0.47	(0.41)	—	(0.41)	23.27	2.07	333,573	0.70	0.71	1.84	15
...
Series II
Year ended 12/31/19	23.54	0.60	5.11	5.71	(0.73)	(1.49)	(2.22)	27.03	24.77	236,880	0.90 (d)	0.90 (d)	2.29 (d)	7
Year ended 12/31/18	27.00	0.56	(2.51)	(1.95)	(0.58)	(0.93)	(1.51)	23.54	(7.78)	204,889	0.89	0.90	2.13	10
Year ended 12/31/17	26.23	0.49	1.64	2.13	(0.41)	(0.95)	(1.36)	27.00	8.31	242,614	0.89	0.90	1.81	16
Year ended 12/31/16	23.16	0.43	2.92	3.35	(0.28)	—	(0.28)	26.23	14.54	215,614	0.91	0.93	1.77	14
Year ended 12/31/15	23.11	0.37	0.04	0.41	(0.36)	—	(0.36)	23.16	1.82	132,477	0.95	0.96	1.59	15
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $302,948 and $224,071 for Series I and Series II shares, respectively.
8                                  Invesco V.I. Diversified Dividend Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.34%	8.87%	13.59%	18.52%	23.67%	29.03%	34.63%	40.48%	46.57%	52.94%
End of Year Balance	$10,434.00	$10,886.84	$11,359.32	$11,852.32	$12,366.71	$12,903.42	$13,463.43	$14,047.75	$14,657.42	$15,293.55
Estimated Annual Expenses	$ 67.43	$ 70.36	$ 73.41	$ 76.60	$ 79.92	$ 83.39	$ 87.01	$ 90.79	$ 94.73	$ 98.84
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.09%	8.35%	12.78%	17.39%	22.19%	27.19%	32.39%	37.81%	43.44%	49.31%
End of Year Balance	$10,409.00	$10,834.73	$11,277.87	$11,739.13	$12,219.26	$12,719.03	$13,239.24	$13,780.73	$14,344.36	$14,931.04
Estimated Annual Expenses	$ 92.86	$ 96.66	$ 100.61	$ 104.73	$ 109.01	$ 113.47	$ 118.11	$ 122.94	$ 127.97	$ 133.20
...
1	Your actual expenses may be higher or lower than those shown.
9                                  Invesco V.I. Diversified Dividend Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Diversified Dividend Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIDDI-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Equally-Weighted S&P 500 Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Equally-Weighted S&P 500 Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.12%	0.12%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.23	0.23
...
Total Annual Fund Operating Expenses	0.35	0.60
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$36	$113	$197	$443
...
Series II shares	$61	$192	$335	$750
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500® Index or the Index). The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies. The Fund generally invests in each common stock included in the S&P 500® Index in approximately equal proportions. This approach differs from the S&P 500® Index because stocks in the S&P 500® Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500® Index represent approximately 50% of the S&P 500® Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. Due to the equally-weighted nature of the Fund and the capitalization-weighted nature of the S&P 500 Index, the Fund will lag when large-cap stocks outperform mid-cap stocks. The Fund does not utilize an investment strategy that attempts to outperform the Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Index, but it may also reduce some of the risk of active management.
The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500® Index stock.
Buy and sell decisions for the Fund are a function of changes in the S&P 500® Index rather than independent decisions made by the investment team.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain companies, or groups of companies, within the S&P 500® Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the securities represented by the Index. Also, there is no guarantee that the Adviser will be able to correlate the Fund’s performance with that of the Index.

1                                  Invesco V.I. Equally-Weighted S&P 500 Fund

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and the Class X shares of the Morgan Stanley Select Dimensions Investment Series Equally Weighted S&P 500 Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class X shares and Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class X shares and Class Y shares of the predecessor fund were reorganized into Series I shares and Series II shares of the Fund, respectively, on June 1, 2010. Series I shares’ and Series II shares’ returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2019): 14.78%
Worst Quarter (ended September 30, 2011): -17.87%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (11/9/1994)	28.79%	9.36%	13.08%
...
Series II shares: Inception (7/24/2000)	28.46	9.09	12.80
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
S&P 500® Equal Weight Index (reflects no deductions for fees, expenses or taxes)	29.24	9.77	13.54
...
Lipper VUF Multi-Cap Core Funds Index	26.26	8.12	10.44
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the fund
Anthony Munchak	Portfolio Manager	2010
...
Glen Murphy	Portfolio Manager	2010
...
Francis Orlando	Portfolio Manager	2010
...
Daniel Tsai	Portfolio Manager	2010
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
2                                  Invesco V.I. Equally-Weighted S&P 500 Fund

The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests in a diversified portfolio of common stocks represented in the S&P 500® Index. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies. The Fund generally invests in each common stock included in the S&P 500® Index in approximately equal proportions. This approach differs from the S&P 500® Index because stocks in the S&P 500® Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500® Index represent approximately 50% of the S&P 500® Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. Due to the equally-weighted nature of the Fund and the capitalization-weighted nature of the S&P 500 Index, the Fund will lag when large-cap stocks outperform mid-cap stocks. The Fund does not utilize an investment strategy that attempts to outperform the Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Index, but it may also reduce some of the risk of active management.
The Adviser will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500® Index stock.
Buy and sell decisions for the Fund are a function of changes in the S&P 500® Index rather than independent decisions made by the investment team.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain companies, or groups of companies, within the S&P 500® Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s® 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.
Risks
The principal risks of investing in the Fund are:
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives
3                                  Invesco V.I. Equally-Weighted S&P 500 Fund

strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the securities represented by the Index.
There is no guarantee, however, that the Adviser will be able to correlate the Fund’s performance with that of the Index because the Adviser’s ability to correlate the Fund’s performance, before expenses, may be affected by many factors, including, but not limited to, the manner in which the Index is calculated; the differences between the securities held in the Fund’s portfolio and those included in the Index; transaction costs; pricing differences; fees and expenses incurred by the Fund, but are not incurred by the Index; and the Fund’s holding of cash. This risk may be heightened during times of market volatility or other unusual market conditions. The Adviser regularly monitors the correlation and, in the event the desired correlation is not achieved, the Adviser will determine what additional investment changes may need to be made.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Because the Fund is passively managed, such circumstances may also impact the Fund to a greater degree than mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.12% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.
■	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1987.
■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
4                                  Invesco V.I. Equally-Weighted S&P 500 Fund

The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
5                                  Invesco V.I. Equally-Weighted S&P 500 Fund

Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
6                                  Invesco V.I. Equally-Weighted S&P 500 Fund

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core variable insurance underlying funds tracked by Lipper.
S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index.
7                                  Invesco V.I. Equally-Weighted S&P 500 Fund

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
8                                  Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$17.80	$0.34	$ 4.73	$ 5.07	$(0.35)	$(0.38)	$(0.73)	$22.14	28.79%	$ 31,327	0.35% (d)	0.35% (d)	1.71% (d)	39%
Year ended 12/31/18	19.88	0.32	(1.80)	(1.48)	(0.23)	(0.37)	(0.60)	17.80	(7.87)	109,414	0.31	0.31	1.61	24
Year ended 12/31/17	17.24	0.29	2.87	3.16	(0.15)	(0.37)	(0.52)	19.88	18.58	127,462	0.32	0.32	1.55	22
Year ended 12/31/16	15.81	0.26	1.96	2.22	(0.10)	(0.69)	(0.79)	17.24	14.24	114,202	0.39	0.39	1.56	22
Year ended 12/31/15	19.98	0.26	(0.94)	(0.68)	(0.28)	(3.21)	(3.49)	15.81	(2.68)	27,974	0.55	0.55	1.38	25
...
Series II
Year ended 12/31/19	17.29	0.29	4.57	4.86	(0.31)	(0.38)	(0.69)	21.46	28.46	248,057	0.60 (d)	0.60 (d)	1.46 (d)	39
Year ended 12/31/18	19.35	0.26	(1.74)	(1.48)	(0.21)	(0.37)	(0.58)	17.29	(8.11)	149,913	0.56	0.56	1.36	24
Year ended 12/31/17	16.82	0.24	2.79	3.03	(0.13)	(0.37)	(0.50)	19.35	18.26	117,400	0.57	0.57	1.30	22
Year ended 12/31/16	15.44	0.21	1.93	2.14	(0.07)	(0.69)	(0.76)	16.82	14.01	48,936	0.64	0.64	1.31	22
Year ended 12/31/15	19.60	0.21	(0.92)	(0.71)	(0.24)	(3.21)	(3.45)	15.44	(2.92)	38,643	0.80	0.80	1.13	25
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $37,777 and $202,839 for Series I and Series II shares, respectively.
9                                  Invesco V.I. Equally-Weighted S&P 500 Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Equally-Weighted S&P 500 Fund SEC 1940 Act file number: 811-07452

invesco.com/us	MS-VIEWSP-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Equity and Income Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Equity and Income Fund

Fund Summary
Investment Objective(s)
The Fund's investment objectives are both capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.38%	0.38%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.56	0.81
...
Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55	0.80
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$56	$178	$312	$ 700
...
Series II shares	$82	$258	$449	$1,001
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments, including, dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).
The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities, Invesco Advisers, Inc. (Invesco or the Adviser) focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

1                                  Invesco V.I. Equity and Income Fund

Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less
2                                  Invesco V.I. Equity and Income Fund

experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Warrants Risk. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Warrants may also be illiquid.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and The Universal Institutional Funds, Inc. Equity and Income Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which included 12b-1 fees of 0.35% and are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series I and Series II shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2013): 9.62%
Worst Quarter (ended September 30, 2011): -12.76%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares[1]: Inception (6/1/2010)	20.37%	6.35%	8.75%
...
Series II shares: Inception (4/30/2003)	20.01	6.07	8.53
...
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	26.54	8.29	11.80
...
Bloomberg Barclays U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)	9.71	3.23	3.96
...
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index	20.66	6.87	8.22
...
1	Series I shares’ performance shown prior to the inception date is that of the predecessor fund’s Class II shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class II shares is April 30, 2003.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (co-lead)	2015
...
Matthew Titus	Portfolio Manager (co-lead)	2016
...
Chuck Burge	Portfolio Manager	2010
...
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
3                                  Invesco V.I. Equity and Income Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objectives are both capital appreciation and current income. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.3 trillion.
The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments. Income-producing equity investments are dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).
The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. This operating policy does not apply to convertible securities which are selected primarily on the basis of their equity characteristics.
The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying of a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the
4                                  Invesco V.I. Equity and Income Fund

Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no
5                                  Invesco V.I. Equity and Income Fund

hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Value Investing Style Risk. The Fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.
6                                  Invesco V.I. Equity and Income Fund

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.37% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
■	Matthew Titus (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm's relative value fund and most recently served as lead manager of such fund.
■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.
■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has
7                                  Invesco V.I. Equity and Income Fund

adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
8                                  Invesco V.I. Equity and Income Fund

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to
9                                  Invesco V.I. Equity and Income Fund

promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.
Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
10                                  Invesco V.I. Equity and Income Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$16.12	$0.36	$ 2.82	$ 3.18	$(0.47)	$(1.31)	$(1.78)	$17.52	20.37%	$ 50,731	0.54% (d)	0.55% (d)	2.02% (d)	150%
Year ended 12/31/18	19.04	0.35	(2.00)	(1.65)	(0.43)	(0.84)	(1.27)	16.12	(9.50)	165,924	0.54	0.55	1.91	150
Year ended 12/31/17	17.76	0.35 (e)	1.58	1.93	(0.31)	(0.34)	(0.65)	19.04	11.03	184,768	0.55	0.56	1.93 (e)	119
Year ended 12/31/16	16.23	0.29	2.10	2.39	(0.32)	(0.54)	(0.86)	17.76	15.12	157,774	0.60	0.61	1.78	101
Year ended 12/31/15	18.93	0.28	(0.78)	(0.50)	(0.49)	(1.71)	(2.20)	16.23	(2.29)	96,287	0.64	0.65	1.55	87
...
Series II
Year ended 12/31/19	16.04	0.31	2.80	3.11	(0.42)	(1.31)	(1.73)	17.42	20.01	1,235,269	0.79 (d)	0.80 (d)	1.77 (d)	150
Year ended 12/31/18	18.95	0.31	(2.00)	(1.69)	(0.38)	(0.84)	(1.22)	16.04	(9.73)	1,041,911	0.79	0.80	1.66	150
Year ended 12/31/17	17.68	0.31 (e)	1.57	1.88	(0.27)	(0.34)	(0.61)	18.95	10.78	1,385,490	0.80	0.81	1.68 (e)	119
Year ended 12/31/16	16.16	0.25	2.09	2.34	(0.28)	(0.54)	(0.82)	17.68	14.84	1,314,323	0.85	0.86	1.53	101
Year ended 12/31/15	18.86	0.23	(0.78)	(0.55)	(0.44)	(1.71)	(2.15)	16.16	(2.58)	1,129,261	0.89	0.90	1.30	87
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $102,553 and $1,187,891 for Series I and Series II shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.64% and $0.26 and 1.39% for Series I and Series II shares, respectively.
11                                  Invesco V.I. Equity and Income Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.55%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.45%	9.09%	13.93%	18.99%	24.27%	29.79%	35.55%	41.57%	47.86%	54.42%
End of Year Balance	$10,445.00	$10,908.76	$11,393.11	$11,898.96	$12,427.27	$12,979.05	$13,555.32	$14,157.17	$14,785.75	$15,442.24
Estimated Annual Expenses	$ 56.22	$ 59.79	$ 62.45	$ 65.22	$ 68.11	$ 71.14	$ 74.30	$ 77.59	$ 81.04	$ 84.64
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.80%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.20%	8.57%	13.11%	17.85%	22.79%	27.94%	33.30%	38.88%	44.70%	50.77%
End of Year Balance	$10,420.00	$10,856.60	$11,311.49	$11,785.44	$12,279.25	$12,793.75	$13,329.81	$13,888.33	$14,470.25	$15,076.55
Estimated Annual Expenses	$ 81.68	$ 86.17	$ 89.78	$ 93.54	$ 97.46	$ 101.55	$ 105.80	$ 110.23	$ 114.85	$ 119.66
...
1	Your actual expenses may be higher or lower than those shown.
12                                  Invesco V.I. Equity and Income Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Equity and Income Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIEQI-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Global Core Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Global Core Equity Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.67%	0.67%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.34	0.34
...
Total Annual Fund Operating Expenses	1.01	1.26
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$103	$322	$558	$1,236
...
Series II shares	$128	$400	$692	$1,523
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, depositary receipts, and in derivatives and other instruments that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. and at least 40%, unless market conditions are not deemed favorable, in which case at least 30% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are identified as in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund uses an integrated investment process centered around investment research, portfolio construction and management, and risk management. In selecting securities for the Fund, the portfolio managers identify potential investment opportunities using bottom-up research of long-term company fundamentals and normalized earnings, industry research, and screening techniques. Potential investment ideas are evaluated for the strength of their differentiated thesis (where long-term company fundamentals or investor perception of those fundamentals can positively change versus expectations), durability (a combination of sustainable revenue growth, a defendable market position, strong financials, and proven management), and asymmetric payoff (a determination that three-year total return expectations disproportionately outweigh potential downside risk). The portfolio managers buy securities with the objective of constructing a diversified global portfolio that reflects the team’s highest conviction ideas. Risk management, integrated with investment research and portfolio management, seeks to ensure that company risk is the major source of active risk within the portfolio, that unintended risks are minimized, and that portfolio risk guidelines are followed.
The portfolio managers will consider selling a security when a company’s competitive position unexpectedly deteriorates (business is no longer deemed durable), research indicates that the initial thesis misgauged long-term prospects or market expectations, the asymmetry becomes unfavorable, a more attractive opportunity has been identified, or the portfolio managers determine that the portfolio requires rebalancing.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the

1                                  Invesco V.I. Global Core Equity Fund

use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the recent exit of the United Kingdom (UK), could place its currency and banking system in jeopardy. The exit by other member states could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and the Class I shares of the Universal Institutional Funds, Inc. Global Value Equity Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund’s past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. and sub-advised by Morgan Stanley Investment Management Limited. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I and Series II shares' returns will be different from the predecessor fund as they have different expenses.
2                                  Invesco V.I. Global Core Equity Fund

All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended September 30, 2010): 14.31%
Worst Quarter (ended September 30, 2011): -20.40%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (1/2/1997)	25.20%	6.53%	6.65%
...
Series II shares[1]: Inception (6/1/2010)	24.82	6.24	6.38
...
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	27.67	8.74	9.47
...
Lipper VUF Global Multi-Cap Value Funds Classification Average	20.22	5.14	7.21
...
1	Series II shares’ performance shown prior to the inception date is that of the Class I shares of the predecessor fund, restated to reflect the higher 12b-1 fees applicable to Series II shares. Performance of the Class I shares of the predecessor fund reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class I shares is January 2, 1997.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Limited
Portfolio Managers	Title	Length of Service on the Fund
Erik Esselink	Portfolio Manager	2014
...
Jeff Everett	Portfolio Manager	2017
...
Marty Steinik	Portfolio Manager	2018
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, depositary receipts, and in derivatives and other instruments that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. and at least 40%, unless market conditions are not deemed favorable, in which case at least 30% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are identified as in the early stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the MSCI World Market Cap Index during the most recent 11-month period (based on month-end data) plus the most recent
3                                  Invesco V.I. Global Core Equity Fund

data during the current month. As of December 31, 2019, the capitalization of companies in the MSCI World Market Cap Index ranged from $1.4 billion to $1.3 trillion.
The Fund uses an integrated investment process centered around investment research, portfolio construction and management, and risk management. In selecting securities for the Fund, the portfolio managers identify potential investment opportunities using bottom-up research of long-term company fundamentals and normalized earnings, industry research, and screening techniques. Potential investment ideas are evaluated for the strength of their differentiated thesis (where long-term company fundamentals or investor perception of those fundamentals can positively change versus expectations), durability (a combination of sustainable revenue growth, a defendable market position, strong financials, and proven management), and asymmetric payoff (a determination that three-year total return expectations disproportionately outweigh potential downside risk). The portfolio managers buy securities with the objective of constructing a diversified global portfolio that reflects the team’s highest conviction ideas. Risk management, integrated with investment research and portfolio management, seeks to ensure that company risk is the major source of active risk within the portfolio, that unintended risks are minimized, and that portfolio risk guidelines are followed.
The portfolio managers will consider selling a security when a company’s competitive position unexpectedly deteriorates (business is no longer deemed durable), research indicates that the initial thesis misgauged long-term prospects or market expectations, the asymmetry becomes unfavorable, a more attractive opportunity has been identified, or the portfolio managers determine that the portfolio requires rebalancing.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the
4                                  Invesco V.I. Global Core Equity Fund

value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the European
Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the Euro and the European Union and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the value of the Fund’s investments. On January 31, 2020, the UK left the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
5                                  Invesco V.I. Global Core Equity Fund

Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.67% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Erik Esselink, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2007.
■	Jeff Everett, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2016. From 2012 to 2016, he was employed by Wells Capital Management, Inc., where he was managing partner and portfolio manager for the EverKey Global Equity team.
■	Marty Steinik, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2016. From 2005 to 2016, he was employed by Brown Capital Management where he served as a managing director/portfolio manager over international equities.
The portfolio managers are assisted and supported by the global research team within Invesco’s Global Core Equity Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
6                                  Invesco V.I. Global Core Equity Fund

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have
7                                  Invesco V.I. Global Core Equity Fund

received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
8                                  Invesco V.I. Global Core Equity Fund

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Global Multi-Cap Value Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Global Multi-Cap Value Funds classification.
MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
9                                  Invesco V.I. Global Core Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$ 8.99	$0.15	$ 2.03	$ 2.18	$(0.15)	$(0.74)	$(0.89)	$10.28	25.20%	$60,078	1.01% (d)	1.01% (d)	1.54% (d)	24%
Year ended 12/31/18	10.73	0.13	(1.76)	(1.63)	(0.11)	—	(0.11)	8.99	(15.32)	54,854	1.02	1.02	1.19	26
Year ended 12/31/17	8.83	0.09	1.93	2.02	(0.12)	—	(0.12)	10.73	22.90	73,716	1.04	1.04	0.95	69
Year ended 12/31/16	8.35	0.10	0.47	0.57	(0.09)	—	(0.09)	8.83	6.81	62,130	1.05	1.05	1.14	47
Year ended 12/31/15	8.94	0.09	(0.23)	(0.14)	(0.13)	(0.32)	(0.45)	8.35	(1.42)	65,167	1.06	1.06	0.98	75
...
Series II
Year ended 12/31/19	8.99	0.13	2.02	2.15	(0.12)	(0.74)	(0.86)	10.28	24.82	10,561	1.26 (d)	1.26 (d)	1.29 (d)	24
Year ended 12/31/18	10.73	0.10	(1.75)	(1.65)	(0.09)	—	(0.09)	8.99	(15.54)	9,616	1.27	1.27	0.94	26
Year ended 12/31/17	8.83	0.07	1.92	1.99	(0.09)	—	(0.09)	10.73	22.60	13,043	1.29	1.29	0.70	69
Year ended 12/31/16	8.35	0.07	0.47	0.54	(0.06)	—	(0.06)	8.83	6.50	12,302	1.30	1.30	0.89	47
Year ended 12/31/15	8.93	0.07	(0.23)	(0.16)	(0.10)	(0.32)	(0.42)	8.35	(1.65)	13,286	1.31	1.31	0.73	75
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $58,379 and $10,361 for Series I and Series II shares, respectively.
10                                  Invesco V.I. Global Core Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Global Core Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGCE-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Global Real Estate Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Global Real Estate Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.29	0.29
...
Total Annual Fund Operating Expenses	1.04	1.29
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$106	$331	$574	$1,271
...
Series II shares	$131	$409	$708	$1,556
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). The Fund invests primarily in real estate investment trusts (REITs) and equity securities (including common and preferred stock, and convertible securities) of domestic and foreign issuers.
The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.
The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S and at least 40%, unless market conditions are not deemed favorable, in which case at least 30% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.
The Fund may engage in short sales of securities. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.
The portfolio managers focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and

1                                  Invesco V.I. Global Real Estate Fund

growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.
The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Index. The Fund uses this index as a guide in structuring the portfolio, but the Fund is not an index fund.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general
2                                  Invesco V.I. Global Real Estate Fund

outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. The Fund concentrates its investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations, the Fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended September 30, 2010): 18.95%
Worst Quarter (ended September 30, 2011): -18.23%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (3/31/1998)	23.00%	5.58%	8.07%
...
Series II shares: Inception (4/30/2004)	22.65	5.31	7.81
...
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	27.67	8.74	9.47
...
Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.50	6.03	8.58
...
Lipper VUF Real Estate Funds Classification Average	27.14	6.51	11.27
...
3                                  Invesco V.I. Global Real Estate Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Limited
Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (co-lead)	2003
...
James Cowen	Portfolio Manager (co-lead)	2008
...
Paul Curbo	Portfolio Manager (co-lead)	2007
...
Ping-Ying Wang	Portfolio Manager (co-lead)	2006
...
Mark Blackburn	Portfolio Manager	2003
...
Grant Jackson	Portfolio Manager	2018
...
Darin Turner	Portfolio Manager	2010
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return through growth of capital and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). The Fund invests primarily in REITs and equity securities (including common and preferred stock, and convertible securities) of domestic and foreign issuers.
REITs are entities that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein.
The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.
The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S and at least 40%, unless market conditions are not deemed favorable, in which case at least 30% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports.
The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 2000® Index ranged from $13 million to $8.3 billion.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Index ranged from $823 million to $78.7 billion.
The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.
The Fund can invest in derivative instruments including forward foreign currency contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and
4                                  Invesco V.I. Global Real Estate Fund

management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.
The portfolio managers focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.
The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Index. The Fund uses this index as a guide in structuring the portfolio, but the Fund is not an index fund.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
5                                  Invesco V.I. Global Real Estate Fund

■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more
6                                  Invesco V.I. Global Real Estate Fund

dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. The Fund concentrates its investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, the Fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the
7                                  Invesco V.I. Global Real Estate Fund

Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.75% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Joe Rodriguez, Jr. (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1990.
■	James Cowen (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2008. Mr. Cowen previously managed the Fund from January 2006 to January 2007, and has been a member of Invesco's Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.
■	Paul Curbo (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
■	Ping-Ying Wang (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
■	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1998.
■	Grant Jackson, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.
■	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and
8                                  Invesco V.I. Global Real Estate Fund

procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the
9                                  Invesco V.I. Global Real Estate Fund

Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00
p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a
10                                  Invesco V.I. Global Real Estate Fund

preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from Fund inception through Feb. 17, 2005; the FTSE EPRA/NAREIT Developed Index (net) from Feb. 18, 2005, through June 30, 2014; and the FTSE EPRA/NAREIT Global Index (net) thereafter. FTSE EPRA/NAREIT Developed Index is considered representative of global real estate companies and REITs. FTSE  EPRA/NAREIT Global Index is designed to track the performance of listed real estate companies and REITs in developed and emerging markets.
Lipper VUF Real Estate Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds classification.
MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
11                                  Invesco V.I. Global Real Estate Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$15.52	$0.39	$ 3.15	$ 3.54	$(0.82)	$(0.02)	$(0.84)	$18.22	23.00%	$150,255	1.04% (d)	1.04% (d)	2.22% (d)	61%
Year ended 12/31/18	17.38	0.40	(1.41)	(1.01)	(0.65)	(0.20)	(0.85)	15.52	(6.10)	124,816	1.01	1.01	2.38	57
Year ended 12/31/17	16.15	0.45 (e)	1.62	2.07	(0.56)	(0.28)	(0.84)	17.38	12.98	158,229	1.02	1.02	2.63 (e)	50
Year ended 12/31/16	16.36	0.30	0.08	0.38	(0.27)	(0.32)	(0.59)	16.15	2.04	147,382	1.05	1.05	1.81	66
Year ended 12/31/15	17.24	0.31	(0.59)	(0.28)	(0.60)	—	(0.60)	16.36	(1.48)	208,796	1.11	1.11	1.79	72
...
Series II
Year ended 12/31/19	15.03	0.34	3.04	3.38	(0.61)	(0.02)	(0.63)	17.78	22.65	45,233	1.29 (d)	1.29 (d)	1.97 (d)	61
Year ended 12/31/18	16.86	0.34	(1.35)	(1.01)	(0.62)	(0.20)	(0.82)	15.03	(6.33)	26,799	1.26	1.26	2.13	57
Year ended 12/31/17	15.69	0.39 (e)	1.58	1.97	(0.52)	(0.28)	(0.80)	16.86	12.73	260,083	1.27	1.27	2.38 (e)	50
Year ended 12/31/16	15.91	0.25	0.08	0.33	(0.23)	(0.32)	(0.55)	15.69	1.82	216,893	1.30	1.30	1.56	66
Year ended 12/31/15	16.79	0.26	(0.58)	(0.32)	(0.56)	—	(0.56)	15.91	(1.74)	208,000	1.36	1.36	1.54	72
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $143,853 and $41,695 for Series I and Series II shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.18%, $0.32 and 1.93% for Series I and Series II shares, respectively.
12                                  Invesco V.I. Global Real Estate Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.96%	8.08%	12.36%	16.81%	21.43%	26.24%	31.24%	36.44%	41.84%	47.46%
End of Year Balance	$10,396.00	$10,807.68	$11,235.67	$11,680.60	$12,143.15	$12,624.02	$13,123.93	$13,643.64	$14,183.93	$14,745.61
Estimated Annual Expenses	$ 106.06	$ 110.26	$ 114.63	$ 119.16	$ 123.88	$ 128.79	$ 133.89	$ 139.19	$ 144.70	$ 150.43
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.71%	7.56%	11.55%	15.69%	19.98%	24.43%	29.05%	33.83%	38.80%	43.95%
End of Year Balance	$10,371.00	$10,755.76	$11,154.80	$11,568.65	$11,997.84	$12,442.96	$12,904.60	$13,383.36	$13,879.88	$14,394.82
Estimated Annual Expenses	$ 131.39	$ 136.27	$ 141.32	$ 146.57	$ 152.00	$ 157.64	$ 163.49	$ 169.56	$ 175.85	$ 182.37
...
1	Your actual expenses may be higher or lower than those shown.
13                                  Invesco V.I. Global Real Estate Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Global Real Estate Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGRE-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Government Money Market Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
You could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in the Fund are not guaranteed by a bank and investment is not a bank deposit.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Government Money Market Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.15%	0.15%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.21	0.21
...
Total Annual Fund Operating Expenses	0.36	0.61
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$37	$116	$202	$456
...
Series II shares	$62	$195	$340	$762
...
Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average life maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters,

1                                  Invesco V.I. Government Money Market Fund

widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Effective April 29, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act, and simultaneously changed its name to Invesco V.I. Government Money Market Fund. Performance shown prior to that date reflects the Fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended June 30, 2019): 0.53%
Worst Quarter (ended March 31, 2016): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/5/1993)	1.90%	0.82%	0.44%
...
Series II shares: Inception (12/16/2001)	1.64	0.66	0.36
...
Invesco V.I. Government Money Market Fund’s seven day yield on December 31, 2019, was 1.32%.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
2                                  Invesco V.I. Government Money Market Fund

The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average life maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur
3                                  Invesco V.I. Government Money Market Fund

delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Portfolio Holdings
Information concerning the Fund's portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.15% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Excessive Short-Term Trading Activity Disclosure
The Board has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■	The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of the Fund.
■	The Fund's portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
■	Because the Fund seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage
4                                  Invesco V.I. Government Money Market Fund

variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share.
Invesco V.I. Government Money Market Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee their net asset value will always remain at $1.00 per share.
Invesco V.I. Government Money Market Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time on each business day. A business day for the Fund is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco V.I. Government Money Market Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco V.I. Government Money Market Fund uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares dividends from net investment income, if any, daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among
5                                  Invesco V.I. Government Money Market Fund

other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
6                                  Invesco V.I. Government Money Market Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Year ended 12/31/19	$1.00	$0.02	$ 0.00	$0.02	$(0.02)	$1.00	1.90%	$598,670	0.36% (c)	0.36% (c)	1.90% (c)
Year ended 12/31/18	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.55	900,901	0.36	0.36	1.55
Year ended 12/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.56	656,368	0.40	0.40	0.56
Year ended 12/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	636,532	0.35	0.38	0.10
Year ended 12/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	737,858	0.21	0.51	0.01
...
Series II
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	71,978	0.61 (c)	0.61 (c)	1.65 (c)
Year ended 12/31/18	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.30	96,339	0.61	0.61	1.30
Year ended 12/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.31	85,541	0.65	0.65	0.31
Year ended 12/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	97,362	0.43	0.63	0.02
Year ended 12/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,940	0.21	0.76	0.01
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Ratios are based on average daily net assets (000’s omitted) of $664,417 and $79,722 for Series I and Series II shares, respectively.
7                                  Invesco V.I. Government Money Market Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.64%	9.50%	14.58%	19.89%	25.46%	31.28%	37.37%	43.74%	50.41%	57.39%
End of Year Balance	$10,464.00	$10,949.53	$11,457.59	$11,989.22	$12,545.52	$13,127.63	$13,736.75	$14,374.14	$15,041.10	$15,739.01
Estimated Annual Expenses	$ 36.84	$ 38.54	$ 40.33	$ 42.20	$ 44.16	$ 46.21	$ 48.36	$ 50.60	$ 52.95	$ 55.40
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.39%	8.97%	13.76%	18.75%	23.96%	29.41%	35.09%	41.02%	47.21%	53.67%
End of Year Balance	$10,439.00	$10,897.27	$11,375.66	$11,875.05	$12,396.37	$12,940.57	$13,508.66	$14,101.69	$14,720.75	$15,367.00
Estimated Annual Expenses	$ 62.34	$ 65.08	$ 67.93	$ 70.91	$ 74.03	$ 77.28	$ 80.67	$ 84.21	$ 87.91	$ 91.77
...
1	Your actual expenses may be higher or lower than those shown.
8                                  Invesco V.I. Government Money Market Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. For the 1st and 3rd quarters, the Fund’s portfolio holdings report will be filed with the SEC as an exhibit to the Fund’s reports on Form N-PORT. For the 2nd and 4th quarters, the list appears in the Fund’s semi-annual and annual reports to shareholders. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form
N-MFP, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Government Money Market Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGMKT-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Government Securities Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Government Securities Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.48%	0.48%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.20	0.20
...
Total Annual Fund Operating Expenses	0.68	0.93
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$69	$218	$379	$ 847
...
Series II shares	$95	$296	$515	$1,143
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The
Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments, including swap contracts, options and futures contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can further use volatility swaps and credit default swaps to manage interest rate exposure; and total return swaps to manage interest rate and credit exposures.
The Fund can use options, including swaptions (options on swaps), to manage interest rate risk. The Fund can further use options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.
The portfolio managers utilize the Bloomberg Barclays Intermediate U.S. Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (return on investments in excess of the Bloomberg Barclays Intermediate U.S. Government Index).
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommending larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of

1                                  Invesco V.I. Government Securities Fund

securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued
2                                  Invesco V.I. Government Securities Fund

mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended September 30, 2011): 5.09%
Worst Quarter (ended December 31, 2016): -2.72%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/5/1993)	6.07%	2.01%	2.70%
...
Series II shares: Inception (9/19/2001)	5.75	1.74	2.44
...
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72	3.05	3.75
...
Bloomberg Barclays Intermediate U.S. Government Index (reflects no deductions for fees, expenses or taxes)	5.20	1.99	2.38
...
Lipper VUF Intermediate U.S. Government Funds Classification Average	5.76	1.94	2.61
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Clint Dudley	Portfolio Manager	2009
...
Noelle Corum	Portfolio Manager	2019
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
3                                  Invesco V.I. Government Securities Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; MBS consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings.
The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells MBS on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the TBA is entered into. The Fund may also engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own. Generally, the Fund will sell a TBA mortgage short to (1) take advantage of an expected decline in mortgage valuations or (2) to hedge against the potential underperformance of the mortgage sector.
The Fund can invest in derivative instruments, including swap contracts, options and futures contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can further use volatility swaps and credit default swaps to manage interest rate exposure; and total return swaps to manage interest rate and credit exposures.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including swaptions
(options on swaps), to manage interest rate risk. The Fund can further use options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.
The portfolio managers utilize the Bloomberg Barclays Intermediate U.S. Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and TIPS exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (return on investments in excess of the Bloomberg Barclays Intermediate U.S. Government Index).
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommending larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
4                                  Invesco V.I. Government Securities Fund

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or
5                                  Invesco V.I. Government Securities Fund

market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby magnifying any losses. The more the Fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to
6                                  Invesco V.I. Government Securities Fund

the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.48% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Clint Dudley, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
■	Noelle Corum, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below.
7                                  Invesco V.I. Government Securities Fund

Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
8                                  Invesco V.I. Government Securities Fund

Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
9                                  Invesco V.I. Government Securities Fund

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Bloomberg Barclays Intermediate U.S. Government Index is comprised of the Intermediate U.S. Treasury and U.S. Agency Indices.
Lipper VUF Intermediate U.S. Government Funds Classification Average represents an average of all the variable insurance underlying funds in the Lipper Intermediate U.S. Government Funds classification.
10                                  Invesco V.I. Government Securities Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$11.22	$0.25	$ 0.43	$0.68	$(0.29)	$11.61	6.07%	$251,440	0.68% (d)	0.68% (d)	2.18% (d)	35%
Year ended 12/31/18	11.41	0.25	(0.19)	0.06	(0.25)	11.22	0.56	279,476	0.69	0.69	2.25	25
Year ended 12/31/17	11.44	0.22	(0.01)	0.21	(0.24)	11.41	1.87	318,298	0.70	0.70	1.97	35
Year ended 12/31/16	11.52	0.23	(0.07)	0.16	(0.24)	11.44	1.32	353,614	0.73	0.73	1.93	31
Year ended 12/31/15	11.74	0.17	(0.13)	0.04	(0.26)	11.52	0.34	393,090	0.77	0.77	1.44	59
...
Series II
Year ended 12/31/19	11.12	0.22	0.42	0.64	(0.26)	11.50	5.75	174,828	0.93 (d)	0.93 (d)	1.93 (d)	35
Year ended 12/31/18	11.31	0.22	(0.19)	0.03	(0.22)	11.12	0.29	191,725	0.94	0.94	2.00	25
Year ended 12/31/17	11.33	0.19	(0.00)	0.19	(0.21)	11.31	1.72	207,086	0.95	0.95	1.72	35
Year ended 12/31/16	11.42	0.20	(0.08)	0.12	(0.21)	11.33	1.00	205,010	0.98	0.98	1.68	31
Year ended 12/31/15	11.64	0.14	(0.13)	0.01	(0.23)	11.42	0.06	195,392	1.02	1.02	1.19	59
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $268,124 and $186,434 for Series I and Series II shares, respectively.
11                                  Invesco V.I. Government Securities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.32%	8.83%	13.53%	18.43%	23.55%	28.89%	34.45%	40.26%	46.32%	52.64%
End of Year Balance	$10,432.00	$10,882.66	$11,352.79	$11,843.23	$12,354.86	$12,888.59	$13,445.38	$14,026.22	$14,632.15	$15,264.26
Estimated Annual Expenses	$ 69.47	$ 72.47	$ 75.60	$ 78.87	$ 82.27	$ 85.83	$ 89.54	$ 93.40	$ 97.44	$ 101.65
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38
Estimated Annual Expenses	$ 94.89	$ 98.75	$ 102.77	$ 106.96	$ 111.31	$ 115.84	$ 120.56	$ 125.46	$ 130.57	$ 135.88
...
1	Your actual expenses may be higher or lower than those shown.
12                                  Invesco V.I. Government Securities Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Government Securities Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGOV-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Growth and Income Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Growth and Income Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek long-term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.57%	0.57%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.75	1.00
...
Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74	0.99
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 76	$239	$416	$ 929
...
Series II shares	$101	$317	$551	$1,224
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser) seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index), to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. In selecting securities for the Fund, the Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the Adviser, the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The

1                                  Invesco V.I. Growth and Income Fund

Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and the Class I shares of the Van Kampen Life Investment Trust Growth and Income Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class I shares or Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. Class I shares and Class II shares of the predecessor fund were reorganized into Series I shares and Series II shares of the Fund, respectively, on June 1, 2010. Series I shares’ and Series II shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco V.I. Growth and Income Fund

Annual Total Returns
Best Quarter (ended March 31, 2019): 12.51%
Worst Quarter (ended September 30, 2011): -16.40%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (12/23/1996)	25.19%	7.54%	10.39%
...
Series II shares: Inception (9/18/2000)	24.85	7.27	10.11
...
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	26.54	8.29	11.80
...
Lipper VUF Large-Cap Value Funds Index	26.71	7.88	10.87
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (co-lead)	2015
...
Matthew Titus	Portfolio Manager (co-lead)	2016
...
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek long-term growth of capital and income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.3 trillion.
The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index), to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. In selecting securities for the Fund, the Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
3                                  Invesco V.I. Growth and Income Fund

The Fund may dispose of a security when, in the opinion of the Adviser, the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house
(which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
4                                  Invesco V.I. Growth and Income Fund

Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Value Investing Style Risk. The Fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E. Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the
5                                  Invesco V.I. Growth and Income Fund

commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.56% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
■	Matthew Titus (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm's relative value fund and most recently served as lead manager of such fund.
■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner
6                                  Invesco V.I. Growth and Income Fund

that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional
7                                  Invesco V.I. Growth and Income Fund

round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and
8                                  Invesco V.I. Growth and Income Fund

transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
9                                  Invesco V.I. Growth and Income Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$17.51	$0.37	$ 3.84	$ 4.21	$(0.38)	$(2.25)	$(2.63)	$19.09	25.19%	$ 187,097	0.73% (d)	0.74% (d)	1.91% (d)	62%
Year ended 12/31/18	22.70	0.36	(2.95)	(2.59)	(0.47)	(2.13)	(2.60)	17.51	(13.38)	166,306	0.75	0.75	1.63	32
Year ended 12/31/17	21.05	0.41 (e)	2.52	2.93	(0.34)	(0.94)	(1.28)	22.70	14.32	187,254	0.76	0.76	1.90 (e)	17
Year ended 12/31/16	19.60	0.33	3.29	3.62	(0.23)	(1.94)	(2.17)	21.05	19.69	168,082	0.77	0.79	1.69	28
Year ended 12/31/15	25.15	0.33	(1.30)	(0.97)	(0.74)	(3.84)	(4.58)	19.60	(3.06)	149,066	0.78	0.84	1.41	22
...
Series II
Year ended 12/31/19	17.48	0.32	3.83	4.15	(0.32)	(2.25)	(2.57)	19.06	24.85	1,513,105	0.98 (d)	0.99 (d)	1.66 (d)	62
Year ended 12/31/18	22.66	0.30	(2.95)	(2.65)	(0.40)	(2.13)	(2.53)	17.48	(13.59)	1,085,260	1.00	1.00	1.38	32
Year ended 12/31/17	21.02	0.36 (e)	2.51	2.87	(0.29)	(0.94)	(1.23)	22.66	14.04	1,823,085	1.01	1.01	1.65 (e)	17
Year ended 12/31/16	19.58	0.28	3.28	3.56	(0.18)	(1.94)	(2.12)	21.02	19.37	1,838,074	1.02	1.04	1.44	28
Year ended 12/31/15	25.09	0.27	(1.29)	(1.02)	(0.65)	(3.84)	(4.49)	19.58	(3.26)	1,435,111	1.03	1.09	1.16	22
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $182,503 and $1,354,720 for Series I and Series II shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.42%, and $0.25 and 1.17%, for Series I and Series II, respectively.
10                                  Invesco V.I. Growth and Income Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Growth and Income Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIGRI-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Health Care Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Health Care Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.22	0.22
...
Total Annual Fund Operating Expenses	0.97	1.22
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 99	$309	$536	$1,190
...
Series II shares	$124	$387	$670	$1,477
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Issuers engaged in health care-related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).
The Fund invests primarily in equity securities, securities convertible into equity securities, and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock.
The Fund may invest in the securities of issuers of all capitalization sizes, and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects that are not yet appreciated by the market.
In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; a capable management team; and potential for downside business risks.
Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: price-to-earnings (P/E); P/E ratio versus expected earnings per share growth rate; enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA); discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, the position is sized in an effort to manage risk-adjusted returns.
The portfolio manager will consider selling the security of an issuer if, among other things, (1) the security’s price reaches its valuation target; (2) the issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks

1                                  Invesco V.I. Health Care Fund

as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Health Care Sector Risk. The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care sector. The health care sector is subject to significant government regulations, increases or decreases in the cost of medical products and services, and competitive forces that could negatively impact a health care company’s profitability. The health care sector may also be affected by government health care programs.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
2                                  Invesco V.I. Health Care Fund

The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended December 31, 2019): 19.82%
Worst Quarter (ended September 30, 2011): -14.26%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/21/1997)	32.50%	7.18%	12.15%
...
Series II shares: Inception (4/30/2004)	32.18	6.91	11.87
...
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	27.67	8.74	9.47
...
MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	23.24	8.50	12.29
...
Lipper VUF Health/Biotechnology Funds Classification Average	27.16	9.18	15.49
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Manager	Title	Length of Service on the Fund
Henry Wu	Portfolio Manager	2017
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Issuers engaged in health care-related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).
The Fund invests primarily in equity securities, securities convertible into equity securities, and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.
The Fund may invest in the securities of issuers of all capitalization sizes, and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 2000® Index ranged from $13 million to $8.3 billion.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on the month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Index ranged from $823 million to $78.7 billion.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
3                                  Invesco V.I. Health Care Fund

In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects that are not yet appreciated by the market.
In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; a capable management team; and potential for downside business risks.
Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: P/E; P/E ratio versus expected earnings per share growth rate; enterprise value to EBITDA; discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, the position is sized in an effort to manage risk-adjusted returns.
The portfolio manager will consider selling the security of an issuer if, among other things, (1) the security’s price reaches its valuation target; (2) the issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used
4                                  Invesco V.I. Health Care Fund

as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Health Care Sector Risk. The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care sector. The health care sector is subject to significant government regulations and may be affected by government health care programs, as well as increases or decreases in the cost of medical products and services. Companies in the health care sector are heavily dependent on patent protection. Health care companies are also subject to competitive forces that may make it difficult to raise prices, which could negatively impact their profitability. Health care companies may also be thinly capitalized and susceptible to product obsolescence.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be
5                                  Invesco V.I. Health Care Fund

more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.75% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Henry Wu, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2014 (and was previously associated with Invesco and/or its affiliates from 2006 to 2010).
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
6                                  Invesco V.I. Health Care Fund

(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are
7                                  Invesco V.I. Health Care Fund

significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and
8                                  Invesco V.I. Health Care Fund

advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Health/Biotechnology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Health/Biotechnology Funds classification.
MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.
MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
9                                  Invesco V.I. Health Care Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$23.41	$ 0.08	$ 7.40	$ 7.48	$(0.01)	$(0.65)	$(0.66)	$30.23	32.50%	$149,954	0.97% (d)	0.97% (d)	0.32% (d)	8%
Year ended 12/31/18	26.44	0.03 (e)	0.59	0.62	—	(3.65)	(3.65)	23.41	0.90	129,377	1.00	1.00	0.10 (e)	35
Year ended 12/31/17	24.11	(0.02)	3.86	3.84	(0.10)	(1.41)	(1.51)	26.44	15.83	144,038	1.01	1.01	(0.08)	37
Year ended 12/31/16	31.75	0.09	(3.36)	(3.27)	—	(4.37)	(4.37)	24.11	(11.46)	145,408	1.04	1.04	0.31	23
Year ended 12/31/15	33.78	0.00	1.08	1.08	—	(3.11)	(3.11)	31.75	3.16	209,511	1.06	1.07	0.01	42
...
Series II
Year ended 12/31/19	22.14	0.02	6.98	7.00	—	(0.65)	(0.65)	28.49	32.18	70,763	1.22 (d)	1.22 (d)	0.07 (d)	8
Year ended 12/31/18	25.25	(0.04) (e)	0.58	0.54	—	(3.65)	(3.65)	22.14	0.62	60,306	1.25	1.25	(0.15) (e)	35
Year ended 12/31/17	23.07	(0.08)	3.69	3.61	(0.02)	(1.41)	(1.43)	25.25	15.55	67,240	1.26	1.26	(0.33)	37
Year ended 12/31/16	30.65	0.02	(3.23)	(3.21)	—	(4.37)	(4.37)	23.07	(11.69)	69,190	1.29	1.29	0.06	23
Year ended 12/31/15	32.80	(0.08)	1.04	0.96	—	(3.11)	(3.11)	30.65	2.89	103,464	1.31	1.32	(0.24)	42
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $136,234 and $64,535 for Series I and Series II shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.00 and (0.03)%, $(0.07) and (0.28)%, for Series I and Series II shares, respectively.
10                                  Invesco V.I. Health Care Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%
End of Year Balance	$10,403.00	$10,822.24	$11,258.38	$11,712.09	$12,184.09	$12,675.11	$13,185.91	$13,717.30	$14,270.11	$14,845.20
Estimated Annual Expenses	$ 98.95	$ 102.94	$ 107.09	$ 111.41	$ 115.90	$ 120.57	$ 125.43	$ 130.48	$ 135.74	$ 141.21
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.78%	7.70%	11.77%	16.00%	20.38%	24.93%	29.66%	34.56%	39.64%	44.92%
End of Year Balance	$10,378.00	$10,770.29	$11,177.41	$11,599.91	$12,038.39	$12,493.44	$12,965.69	$13,455.79	$13,964.42	$14,492.28
Estimated Annual Expenses	$ 124.31	$ 129.00	$ 133.88	$ 138.94	$ 144.19	$ 149.64	$ 155.30	$ 161.17	$ 167.26	$ 173.59
...
1	Your actual expenses may be higher or lower than those shown.
11                                  Invesco V.I. Health Care Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Health Care Fund SEC 1940 Act file number: 811-07452

invesco.com/us	I-VIGHC-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. High Yield Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. High Yield Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.63%	0.63%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.25	0.25
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.89	1.14
...
Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88	1.13
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 90	$283	$492	$1,095
...
Series II shares	$115	$361	$627	$1,385
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase.
The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the Adviser.
The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.
The Fund may invest up to 25% of its net assets in foreign securities. With regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund may invest up to 15% of its net assets in illiquid or thinly traded investments. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund can invest in derivative instruments, including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue; and use total return swaps to gain exposure to a reference asset.
The Fund can use options, including credit default swap options, to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; currency options to manage currency exposure; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures contracts and/or forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the

1                                  Invesco V.I. High Yield Fund

Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).
The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its style-specific benchmark index (the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper VUF High Yield Bond Funds Classification Average) to assess the portfolio’s relative risk and its positioning.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in
2                                  Invesco V.I. High Yield Fund

which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
3                                  Invesco V.I. High Yield Fund

The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2019): 7.71%
Worst Quarter (ended September 30, 2011): -6.98%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/1/1998)	13.51%	4.66%	6.27%
...
Series II shares: Inception (3/26/2002)	13.16	4.39	6.03
...
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72	3.05	3.75
...
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deductions for fees, expenses or taxes).	14.32	6.14	7.55
...
Lipper VUF High Yield Bond Funds Classification Average	13.01	5.13	6.74
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Canada Ltd.
Portfolio Managers	Title	Length of Service on the Fund
Andrew Geryol	Portfolio Manager	2016
...
Joseph Portera	Portfolio Manager	2016
...
Scott Roberts	Portfolio Manager	2010
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the Adviser.
The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.
The Fund may invest up to 25% of its net assets in foreign securities. With regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.
The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs. The Fund may invest up to 15% of its net assets in illiquid or thinly traded investments. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund can invest in derivative instruments, including swap contracts, options, futures contracts and forward foreign currency contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue; and total return swaps to gain exposure to a reference asset.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding
4                                  Invesco V.I. High Yield Fund

obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including credit default swap options, to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; currency options to manage currency exposure; and options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).
The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its style-specific benchmark index (the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper VUF High Yield Bond Funds Classification Average) to assess the portfolio’s relative risk and its positioning.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the
5                                  Invesco V.I. High Yield Fund

market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the
6                                  Invesco V.I. High Yield Fund

Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
7                                  Invesco V.I. High Yield Fund

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Canada Ltd. (Invesco Canada) serves as the Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.62% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Canada.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Andrew Geryol, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2011.
■	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2012.
■	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may
8                                  Invesco V.I. High Yield Fund

result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
9                                  Invesco V.I. High Yield Fund

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
10                                  Invesco V.I. High Yield Fund

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the U.S. high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.
Lipper VUF High Yield Bond Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper High Yield Bond Funds classification.
11                                  Invesco V.I. High Yield Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$5.06	$0.29	$ 0.39	$ 0.68	$(0.33)	$5.41	13.51%	$ 50,190	0.88% (d)	0.89% (d)	5.45% (d)	54%
Year ended 12/31/18	5.51	0.26	(0.43)	(0.17)	(0.28)	5.06	(3.35)	55,703	1.17	1.17	4.84	66
Year ended 12/31/17	5.40	0.26	0.08	0.34	(0.23)	5.51	6.30	80,372	0.99	1.00	4.73	73
Year ended 12/31/16	5.06	0.28	0.28	0.56	(0.22)	5.40	11.21	94,653	0.96	0.96	5.25	99
Year ended 12/31/15	5.53	0.29	(0.46)	(0.17)	(0.30)	5.06	(3.17)	73,594	1.03	1.03	5.23	99
...
Series II
Year ended 12/31/19	5.02	0.28	0.37	0.65	(0.31)	5.36	13.16	104,929	1.13 (d)	1.14 (d)	5.20 (d)	54
Year ended 12/31/18	5.46	0.25	(0.42)	(0.17)	(0.27)	5.02	(3.43)	86,236	1.42	1.42	4.59	66
Year ended 12/31/17	5.36	0.25	0.07	0.32	(0.22)	5.46	5.93	91,802	1.24	1.25	4.48	73
Year ended 12/31/16	5.03	0.26	0.28	0.54	(0.21)	5.36	10.83	82,971	1.21	1.21	5.00	99
Year ended 12/31/15	5.50	0.27	(0.45)	(0.18)	(0.29)	5.03	(3.37)	70,840	1.28	1.28	4.98	99
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $53,875 and $97,790 for Series I and Series II shares, respectively.
12                                  Invesco V.I. High Yield Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.88%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.40%	12.85%	17.49%	22.32%	27.35%	32.58%	38.03%	43.71%	49.61%
End of Year Balance	$10,412.00	$10,839.93	$11,285.45	$11,749.29	$12,232.18	$12,734.93	$13,258.33	$13,803.25	$14,370.56	$14,961.19
Estimated Annual Expenses	$ 89.81	$ 94.57	$ 98.46	$ 102.50	$ 106.72	$ 111.10	$ 115.67	$ 120.42	$ 125.37	$ 130.53
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.88%	12.04%	16.37%	20.86%	25.53%	30.37%	35.40%	40.63%	46.06%
End of Year Balance	$10,387.00	$10,787.94	$11,204.35	$11,636.84	$12,086.02	$12,552.54	$13,037.07	$13,540.30	$14,062.96	$14,605.79
Estimated Annual Expenses	$ 115.19	$ 120.70	$ 125.36	$ 130.19	$ 135.22	$ 140.44	$ 145.86	$ 151.49	$ 157.34	$ 163.41
...
1	Your actual expenses may be higher or lower than those shown.
13                                  Invesco V.I. High Yield Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. High Yield Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIHYI-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. International Growth Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. International Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.71%	0.71%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.18	0.18
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.90	1.15
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 92	$287	$498	$1,108
...
Series II shares	$117	$365	$633	$1,398
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI All Country World ex-U.S. Growth Index. Emerging market countries are those in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable earnings growth, efficient capital allocation, and attractive prices.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s

1                                  Invesco V.I. International Growth Fund

returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the recent exit of the United Kingdom (UK), could place its currency and banking system in jeopardy. The exit by other member states could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco V.I. International Growth Fund

Annual Total Returns
Best Quarter (ended September 30, 2010): 14.69%
Worst Quarter (ended September 30, 2011): -17.94%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/5/1993)	28.57%	5.50%	6.62%
...
Series II shares: Inception (9/19/2001)	28.24	5.23	6.35
...
MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	21.51	5.51	4.97
...
Custom Invesco International Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	27.34	7.30	6.45
...
Lipper VUF International Large-Cap Growth Funds Index	28.04	6.16	6.62
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Clas Olsson	Portfolio Manager	1997
...
Brent Bates	Portfolio Manager	2013
...
Matthew Dennis	Portfolio Manager	2003
...
Mark Jason	Portfolio Manager	2011
...
Richard Nield	Portfolio Manager	2013
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI All Country World ex-U.S. Growth Index. Emerging markets countries are those countries that are in the early stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund had invested, as of the date of the reports.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.3 trillion.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Index ranged from $823 million to $78.7 billion.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
3                                  Invesco V.I. International Growth Fund

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable earnings growth, efficient capital allocation, and attractive prices.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging
4                                  Invesco V.I. International Growth Fund

markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole as growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the issuing company’s earnings or investors’ expectations of such earnings and can be more volatile.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the Euro and the European Union and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the value of the Fund’s investments. On January 31, 2020, the UK left the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many
5                                  Invesco V.I. International Growth Fund

other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.70% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994.
■	Brent Bates, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1996.
■	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.
■	Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.
■	Richard Nield, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of
6                                  Invesco V.I. International Growth Fund

the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings,
7                                  Invesco V.I. International Growth Fund

tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the
SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make
8                                  Invesco V.I. International Growth Fund

these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Custom Invesco International Growth Index is composed of the MSCI EAFE® Growth Index through February 28, 2013, and the MSCI All Country World ex-USA Growth Index thereafter. The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks in Europe, Australasia and the Far East. The MSCI All Country World ex-USA Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the U.S.
Lipper VUF International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth variable insurance underlying funds tracked by Lipper.
MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging stock markets, excluding the U.S.
9                                  Invesco V.I. International Growth Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$32.98	$0.58	$ 8.60	$ 9.18	$(0.62)	$(2.49)	$(3.11)	$39.05	28.54%	$ 466,401	0.89% (d)	0.89% (d)	1.54% (d)	31%
Year ended 12/31/18	39.89	0.66	(6.51)	(5.85)	(0.79)	(0.27)	(1.06)	32.98	(14.97)	414,774	0.92	0.93	1.74	35
Year ended 12/31/17	32.89	0.49	7.06	7.55	(0.55)	—	(0.55)	39.89	23.00	627,894	0.92	0.93	1.34	34
Year ended 12/31/16	33.49	0.50	(0.63)	(0.13)	(0.47)	—	(0.47)	32.89	(0.45)	540,460	0.95	0.96	1.51	18
Year ended 12/31/15	34.87	0.48	(1.33)	(0.85)	(0.53)	—	(0.53)	33.49	(2.34)	601,760	1.00	1.01	1.35	22
...
Series II
Year ended 12/31/19	32.52	0.48	8.47	8.95	(0.50)	(2.49)	(2.99)	38.48	28.20	1,005,632	1.14 (d)	1.14 (d)	1.29 (d)	31
Year ended 12/31/18	39.33	0.56	(6.42)	(5.86)	(0.68)	(0.27)	(0.95)	32.52	(15.18)	862,729	1.17	1.18	1.49	35
Year ended 12/31/17	32.44	0.40	6.96	7.36	(0.47)	—	(0.47)	39.33	22.73	1,448,723	1.17	1.18	1.09	34
Year ended 12/31/16	33.04	0.41	(0.62)	(0.21)	(0.39)	—	(0.39)	32.44	(0.70)	1,167,820	1.20	1.21	1.26	18
Year ended 12/31/15	34.42	0.38	(1.31)	(0.93)	(0.45)	—	(0.45)	33.04	(2.61)	1,169,823	1.25	1.26	1.10	22
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $453,636 and $970,851 for Series I and Series II shares, respectively.
10                                  Invesco V.I. International Growth Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End of Year Balance	$10,410.00	$10,836.81	$11,281.12	$11,743.65	$12,225.13	$12,726.37	$13,248.15	$13,791.32	$14,356.76	$14,945.39
Estimated Annual Expenses	$ 91.85	$ 95.61	$ 99.53	$ 103.61	$ 107.86	$ 112.28	$ 116.89	$ 121.68	$ 126.67	$ 131.86
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.85%	7.85%	12.00%	16.31%	20.79%	25.44%	30.27%	35.29%	40.49%	45.90%
End of Year Balance	$10,385.00	$10,784.82	$11,200.04	$11,631.24	$12,079.04	$12,544.09	$13,027.03	$13,528.57	$14,049.42	$14,590.33
Estimated Annual Expenses	$ 117.21	$ 121.73	$ 126.41	$ 131.28	$ 136.33	$ 141.58	$ 147.03	$ 152.69	$ 158.57	$ 164.68
...
1	Your actual expenses may be higher or lower than those shown.
11                                  Invesco V.I. International Growth Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. International Growth Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIIGR-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Managed Volatility Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Managed Volatility Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.60%	0.60%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.48	0.48
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	1.09	1.34
...
Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08	1.33
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$110	$346	$600	$1,328
...
Series II shares	$135	$424	$733	$1,612
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that Invesco Advisers, Inc. (Invesco or the Adviser) believes will decrease the volatility level of the Fund’s annual returns.
The Fund may invest in securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments, including, dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash). The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers or depository receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Adviser also employs a risk management process intended to manage the volatility level of the Fund’s annual returns. The Adviser may sell exchange-traded futures contracts to target a maximum annual volatility level for the Fund’s returns of approximately 10%. The Adviser may sell futures contracts as often as daily to lower the Fund’s expected volatility level but does not expect to sell futures contracts when the Fund’s volatility level is within the target range. Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher or lower than the target maximum annual level. The Fund’s target maximum annual volatility level of 10% is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its target maximum annual volatility level while having negative performance returns. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.
In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational

1                                  Invesco V.I. Managed Volatility Fund

enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
The Fund may dispose of a security when it has reached the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The
Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There is no guarantee that the portfolio manager’s stock selection process will produce lower volatility than the broader markets in which the Fund invests. In addition, the Fund’s investment strategy to seek lower volatility over a full market cycle may cause the Fund to underperform the broader markets in which the Fund invests during market rallies. Such underperformance could be significant during sudden or significant market rallies. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters,
2                                  Invesco V.I. Managed Volatility Fund

widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that the Fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate the Fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility at or below its threshold volatility level.
Warrants Risk. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Warrants may also be illiquid.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. For periods prior to April 30, 2014, performance shown is that of the Fund using its previous utilities-related strategy. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
3                                  Invesco V.I. Managed Volatility Fund

Annual Total Returns
Best Quarter (ended September 30, 2010): 11.73%
Worst Quarter (ended December 31, 2018): -11.75%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (12/30/1994)	18.58%	4.78%	8.02%
...
Series II shares: Inception (4/30/2004)	18.30	4.51	7.74
...
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	26.54	8.29	11.80
...
Bloomberg Barclays U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)	9.71	3.23	3.96
...
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index	20.66	6.87	8.22
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (co-lead)	2015
...
Matthew Titus	Portfolio Manager (co-lead)	2016
...
Jacob Borbidge	Portfolio Manager	2018
...
Chuck Burge	Portfolio Manager	2014
...
Sergio Marcheli	Portfolio Manager	2014
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.
The Fund may invest in securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.3 trillion.
The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments. Income producing equity investments include dividend paying common or preferred stocks, interest paying convertible debentures or bonds, and zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash). The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers or depository receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Depending on the terms of the particular contract, futures contracts are settled by
4                                  Invesco V.I. Managed Volatility Fund

purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying of a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Adviser also employs a risk management process intended to manage the volatility level of the Fund’s annual returns.
The Adviser may sell exchange-traded futures contracts to target a maximum annual volatility level for the Fund’s returns of approximately 10%. Volatility is a statistical measure of the magnitude of changes in the Fund’s returns without regard to the direction of those changes. To implement this volatility management strategy, the Adviser will monitor the forecasted annualized volatility of the Fund’s returns, placing a greater weight on recent historic data. The Adviser may sell futures contracts as often as daily to lower the Fund’s expected volatility level but does not expect to sell futures contracts when the Fund’s volatility level is within the target range.
Volatility is not a measure of investment performance. Volatility may result from rapid or dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher or lower than the target maximum annual level.
The Fund’s target maximum annual volatility level of 10% is not a total return performance target. The Fund does not expect its total return performance to be within any specified targeted range. It is possible for the Fund to maintain its volatility at or under its target maximum annual volatility level while having negative performance returns. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.
In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
The Fund may dispose of a security when it has reached the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a
5                                  Invesco V.I. Managed Volatility Fund

debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. In particular, there is no guarantee that the
6                                  Invesco V.I. Managed Volatility Fund

portfolio manager’s stock selection process will produce lower volatility than the broader markets in which the Fund invests. In addition, the Fund’s investment strategy to seek lower volatility over a full market cycle may cause the Fund to underperform the broader markets in which the Fund invests during market rallies. Such underperformance could be significant during sudden or significant market rallies. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. The Fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. Volatility management risk is a risk that the Adviser’s strategy for managing portfolio volatility may not produce the desired result or that the Adviser is unable to trade certain derivatives effectively or in a timely manner. There can be no guarantee that the Fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Fund’s managed volatility strategy may result in the Fund underperforming the general securities market during periods of positive market performance. The gains and losses of the Fund’s futures positions may not correlate with the Fund’s direct investments in equity securities; as a result, these futures contracts may decline in value at the same time as the Fund’s direct investments in equity securities decline in value. The Adviser uses a combination of proprietary and third-party systems to help it estimate the Fund’s expected volatility. Based on those estimates, the Adviser may adjust the Fund’s exposure to certain markets by selling exchange-traded futures contracts in an attempt to manage the Fund’s expected volatility. The proprietary and third-party risk models used by the Adviser may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility at or below its threshold volatility level for various reasons, including errors in using or building the models, technical issues
7                                  Invesco V.I. Managed Volatility Fund

implementing the models and various non-quantitative factors (such as, market or trading system dysfunctions, and investor fear or over-reaction).
Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s
SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.59% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
■	Matthew Titus (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm's relative value fund and most recently served as lead manager of such fund.
■	Jacob Borbidge, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2004.
■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2002.
■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2010.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may
8                                  Invesco V.I. Managed Volatility Fund

result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
9                                  Invesco V.I. Managed Volatility Fund

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
10                                  Invesco V.I. Managed Volatility Fund

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.
Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
11                                  Invesco V.I. Managed Volatility Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$11.04	$0.19	$ 1.82	$ 2.01	$(0.17)	$(0.47)	$(0.64)	$12.41	18.58%	$35,409	1.07% (d)	1.08% (d)	1.55% (d)	109%
Year ended 12/31/18	13.06	0.16	(1.51)	(1.35)	(0.22)	(0.45)	(0.67)	11.04	(11.00)	34,420	1.23	1.24	1.24	111
Year ended 12/31/17	11.97	0.18 (e)	1.08	1.26	(0.17)	—	(0.17)	13.06	10.56	44,104	1.13	1.13	1.42 (e)	91
Year ended 12/31/16	11.38	0.14	1.03	1.17	(0.22)	(0.36)	(0.58)	11.97	10.61	50,183	1.15	1.16	1.26	92
Year ended 12/31/15	19.02	0.18	(0.74)	(0.56)	(0.27)	(6.81)	(7.08)	11.38	(2.15)	52,360	1.08	1.10	1.07	117
...
Series II
Year ended 12/31/19	10.91	0.15	1.81	1.96	(0.14)	(0.47)	(0.61)	12.26	18.30	1,317	1.32 (d)	1.33 (d)	1.30 (d)	109
Year ended 12/31/18	12.92	0.12	(1.49)	(1.37)	(0.19)	(0.45)	(0.64)	10.91	(11.28)	1,214	1.48	1.49	0.99	111
Year ended 12/31/17	11.84	0.15 (e)	1.07	1.22	(0.14)	—	(0.14)	12.92	10.33	1,446	1.38	1.38	1.17 (e)	91
Year ended 12/31/16	11.26	0.11	1.02	1.13	(0.19)	(0.36)	(0.55)	11.84	10.31	1,462	1.40	1.41	1.01	92
Year ended 12/31/15	18.88	0.13	(0.72)	(0.59)	(0.22)	(6.81)	(7.03)	11.26	(2.37)	1,500	1.33	1.35	0.82	117
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $35,853 and $1,288 for Series I and Series II shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.14 and 1.11% and $0.11 and 0.86% for Series I and Series II shares, respectively.
12                                  Invesco V.I. Managed Volatility Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.08%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.92%	7.98%	12.21%	16.59%	21.15%	25.89%	30.81%	35.93%	41.24%	46.76%
End of Year Balance	$10,392.00	$10,798.33	$11,220.54	$11,659.26	$12,115.14	$12,588.84	$13,081.07	$13,592.54	$14,124.01	$14,676.25
Estimated Annual Expenses	$ 110.12	$ 115.49	$ 120.00	$ 124.69	$ 129.57	$ 134.64	$ 139.90	$ 145.37	$ 151.06	$ 156.96
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.33%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.67%	7.46%	11.40%	15.47%	19.70%	24.08%	28.62%	33.33%	38.21%	43.27%
End of Year Balance	$10,367.00	$10,746.43	$11,139.75	$11,547.47	$11,970.10	$12,408.21	$12,862.35	$13,333.11	$13,821.10	$14,326.96
Estimated Annual Expenses	$ 135.44	$ 141.46	$ 146.64	$ 152.00	$ 157.57	$ 163.33	$ 169.31	$ 175.51	$ 181.93	$ 188.59
...
1	Your actual expenses may be higher or lower than those shown.
13                                  Invesco V.I. Managed Volatility Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Managed Volatility Fund SEC 1940 Act file number: 811-07452

invesco.com/us	I-VIMGV-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Mid Cap Core Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Mid Cap Core Equity Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.72%	0.72%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.22	0.22
...
Acquired Fund Fees and Expenses	0.02	0.02
...
Total Annual Fund Operating Expenses	0.96	1.21
...
Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95	1.20
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 97	$305	$530	$1,177
...
Series II shares	$122	$383	$664	$1,465
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of issuers in the Russell Midcap® Index ranged from $823 million to $78.7 billion.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC, which is a key indicator of business quality and caliber of management. Business analysis allows the portfolio managers to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management with a long-term perspective, a strong competitive position and is trading at an attractive valuation.
The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals, or a more compelling investment opportunity exists.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents, including money market funds. As a result, the Fund may not achieve its investment objective.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

1                                  Invesco V.I. Mid Cap Core Equity Fund

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Cash/Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco V.I. Mid Cap Core Equity Fund

Annual Total Returns
Best Quarter (ended March 31, 2019): 13.58%
Worst Quarter (ended September 30, 2011): -18.84%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (9/10/2001)	25.28%	6.80%	8.28%
...
Series II shares: Inception (9/10/2001)	25.04	6.54	8.01
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	30.54	9.33	13.19
...
Lipper VUF Mid-Cap Core Funds Index	26.84	7.83	11.61
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Raymond Anello	Portfolio Manager (co-lead)	2019
...
Belinda Cavazos	Portfolio Manager (co-lead)	2020
...
Joy Budzinski	Portfolio Manager	2019
...
Magnus Krantz	Portfolio Manager	2019
...
Kristin Ketner Pak	Portfolio Manager	2019
...
Raman Vardharaj	Portfolio Manager	2019
...
Adam Weiner	Portfolio Manager	2019
...
Matthew P. Ziehl	Portfolio Manager	2019
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of issuers in the Russell Midcap® Index ranged from $823 million to $78.7 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers with the lowest market capitalization in the Russell 1000® Index. The Russell 1000® Index is a widely recognized, unmanaged index of equity securities of the 1,000 largest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized issuers.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and ROIC. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC, which is a key indicator of business quality and caliber of management. Business analysis allows the portfolio managers to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net
3                                  Invesco V.I. Mid Cap Core Equity Fund

asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management with a long-term perspective, a strong competitive position and is trading at an attractive valuation.
The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals, or a more compelling investment opportunity exists.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents, including money market funds. As a result, the Fund may not achieve its investment objective.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence
4                                  Invesco V.I. Mid Cap Core Equity Fund

of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.71% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
5                                  Invesco V.I. Mid Cap Core Equity Fund

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Raymond Anello (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Anello was associated with OppenheimerFunds, a global asset management firm.
■	Belinda Cavazos (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
■	Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.
■	Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
■	Kristin Ketner Pak, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Pak was associated with OppenheimerFunds, a global asset management firm.
■	Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.
■	Adam Weiner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.
■	Matthew P. Ziehl, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the
6                                  Invesco V.I. Mid Cap Core Equity Fund

fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the
7                                  Invesco V.I. Mid Cap Core Equity Fund

separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments
8                                  Invesco V.I. Mid Cap Core Equity Fund

primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.
Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
9                                  Invesco V.I. Mid Cap Core Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$10.97	$ 0.09	$ 2.57	$ 2.66	$(0.06)	$(1.39)	$(1.45)	$12.18	25.28%	$157,959	0.93% (d)	0.94% (d)	0.70% (d)	114%
Year ended 12/31/18	14.41	0.06	(1.39)	(1.33)	(0.07)	(2.04)	(2.11)	10.97	(11.35)	148,078	0.91	0.94	0.46	27
Year ended 12/31/17	12.87	0.05	1.85	1.90	(0.07)	(0.29)	(0.36)	14.41	14.92	192,277	0.94	0.96	0.37	45
Year ended 12/31/16	12.12	0.07	1.54	1.61	(0.01)	(0.85)	(0.86)	12.87	13.43	195,464	0.98	1.00	0.57	29
Year ended 12/31/15	14.06	0.02	(0.58)	(0.56)	(0.05)	(1.33)	(1.38)	12.12	(4.03)	201,685	1.01	1.03	0.17	44
...
Series II
Year ended 12/31/19	10.72	0.05	2.53	2.58	(0.03)	(1.39)	(1.42)	11.88	25.04	89,057	1.18 (d)	1.19 (d)	0.45 (d)	114
Year ended 12/31/18	14.11	0.03	(1.36)	(1.33)	(0.02)	(2.04)	(2.06)	10.72	(11.60)	71,829	1.16	1.19	0.21	27
Year ended 12/31/17	12.61	0.02	1.81	1.83	(0.04)	(0.29)	(0.33)	14.11	14.65	141,120	1.19	1.21	0.12	45
Year ended 12/31/16	11.91	0.04	1.51	1.55	—	(0.85)	(0.85)	12.61	13.16	130,118	1.23	1.25	0.32	29
Year ended 12/31/15	13.84	(0.01)	(0.57)	(0.58)	(0.02)	(1.33)	(1.35)	11.91	(4.28)	118,276	1.26	1.28	(0.08)	44
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $157,183 and $83,157 for Series I and Series II shares, respectively.
10                                  Invesco V.I. Mid Cap Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.95%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.05%	8.25%	12.63%	17.18%	21.91%	26.84%	31.96%	37.29%	42.84%	48.61%
End of Year Balance	$10,405.00	$10,825.36	$11,262.71	$11,717.72	$12,191.12	$12,683.64	$13,196.06	$13,729.18	$14,283.84	$14,860.90
Estimated Annual Expenses	$ 96.92	$ 101.91	$ 106.02	$ 110.31	$ 114.76	$ 119.40	$ 124.22	$ 129.24	$ 134.46	$ 139.89
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.20%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.80%	7.73%	11.82%	16.06%	20.45%	25.02%	29.76%	34.67%	39.78%	45.08%
End of Year Balance	$10,380.00	$10,773.40	$11,181.71	$11,605.50	$12,045.35	$12,501.87	$12,975.69	$13,467.47	$13,977.88	$14,507.65
Estimated Annual Expenses	$ 122.28	$ 127.98	$ 132.83	$ 137.86	$ 143.09	$ 148.51	$ 154.14	$ 159.98	$ 166.04	$ 172.34
...
1	Your actual expenses may be higher or lower than those shown.
11                                  Invesco V.I. Mid Cap Core Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, when filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Mid Cap Core Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIMCCE-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. S&P 500 Index Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. S&P 500 Index Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.12%	0.12%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.29	0.29
...
Total Annual Fund Operating Expenses	0.41	0.66
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$42	$132	$230	$518
...
Series II shares	$67	$211	$368	$822
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500® Index or the Index), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P
500® Index. For example, if the common stock of a specific company represents five percent of the S&P 500® Index, the Adviser typically will invest the same percentage of the Fund’s assets in that stock. The Fund does not utilize an investment strategy that attempts to outperform the Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Index, but it may also reduce some of the risk of active management. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States.
The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500® Index of 95% or better. A figure of 100% would indicate perfect correlation. The Adviser will adjust the Fund’s investment securities on a quarterly basis.
Buy and sell decisions for the Fund are a function of changes in the S&P 500® Index rather than independent decisions made by the investment team.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain companies, or groups of companies, within the S&P 500® Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the

1                                  Invesco V.I. S&P 500 Index Fund

securities represented by the Index. Also, there is no guarantee that the Adviser will be able to correlate the Fund’s performance with that of the Index.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund and the Class X shares of the Morgan Stanley Variable Investment Series S&P 500 Index Portfolio (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and predecessor fund’s past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class X shares and Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class X shares and Class Y shares of the predecessor fund were reorganized into Series I shares and Series II shares, respectively, of the Fund on June 1, 2010. Series I shares’ and Series II shares’ returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2019): 13.51%
Worst Quarter (ended September 30, 2011): -13.95%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/18/1998)	30.90%	11.22%	13.16%
...
Series II shares: Inception (6/5/2000)	30.62	10.95	12.88
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Lipper VUF S&P 500® Funds Index	31.20	11.35	13.20
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Anthony Munchak	Portfolio Manager	2010
...
Glen Murphy	Portfolio Manager	2010
...
Francis Orlando	Portfolio Manager	2010
...
Daniel Tsai	Portfolio Manager	2010
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price
2                                  Invesco V.I. S&P 500 Index Fund

Index (S&P 500® Index). The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the S&P 500® Index, and in derivatives and other instruments that have economic characteristics similar to such securities. The Adviser passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500® Index. For example, if the common stock of a specific company represents five percent of the S&P 500® Index, the Adviser typically will invest the same percentage of the Fund’s assets in that stock. The Fund does not utilize an investment strategy that attempts to outperform the Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Index, but it may also reduce some of the risk of active management. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States.
The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500® Index of 95% or better. A figure of 100% would indicate perfect correlation. The Adviser will adjust the Fund’s investment securities on a quarterly basis.
Buy and sell decisions for the Fund are a function of changes in the S&P 500® Index rather than independent decisions made by the investment team.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain companies, or groups of companies, within the S&P 500® Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.
Risks
The principal risks of investing in the Fund are:
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives
3                                  Invesco V.I. S&P 500 Index Fund

strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the securities represented by the Index.
There is no guarantee, however, that the Adviser will be able to correlate the Fund’s performance with that of the Index because the Adviser’s ability to correlate the Fund’s performance, before expenses, may be affected by many factors, including, but not limited to, the manner in which the Index is calculated; the differences between the securities held in the Fund’s portfolio and those included in the Index; transaction costs; pricing differences; fees and expenses incurred by the Fund, but are not incurred by the Index; and the Fund’s holding of cash. This risk may be heightened during times of market volatility or other unusual market conditions. The Adviser regularly monitors the correlation and, in the event the desired correlation is not achieved, the Adviser will determine what additional investment changes may need to be made.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Because the Fund is passively managed, such circumstances may also impact the Fund to a greater degree than mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.12% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.
■	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1987.
4                                  Invesco V.I. S&P 500 Index Fund

■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco
Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance
5                                  Invesco V.I. S&P 500 Index Fund

companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless
6                                  Invesco V.I. S&P 500 Index Fund

the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco
Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
7                                  Invesco V.I. S&P 500 Index Fund

Benchmark Descriptions

Lipper VUF S&P 500® Funds Index is an unmanaged index considered representative of S&P 500® variable insurance underlying funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
8                                  Invesco V.I. S&P 500 Index Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$16.12	$0.29	$ 4.51	$ 4.80	$(0.28)	$(1.93)	$(2.21)	$18.71	30.98%	$36,806	0.41% (d)	0.41% (d)	1.61% (d)	3%
Year ended 12/31/18	18.53	0.26	(0.91)	(0.65)	(0.30)	(1.46)	(1.76)	16.12	(4.86)	33,758	0.51	0.51	1.41	3
Year ended 12/31/17	16.78	0.26	3.18	3.44	(0.31)	(1.38)	(1.69)	18.53	21.26	38,450	0.48	0.48	1.46	3
Year ended 12/31/16	16.58	0.30	1.55	1.85	(0.31)	(1.34)	(1.65)	16.78	11.45	34,812	0.41	0.41	1.81	4
Year ended 12/31/15	18.52	0.30	(0.24)	0.06	(0.33)	(1.67)	(2.00)	16.58	1.03	35,586	0.41	0.41	1.66	7
...
Series II
Year ended 12/31/19	16.03	0.25	4.47	4.72	(0.23)	(1.93)	(2.16)	18.59	30.62	52,757	0.66 (d)	0.66 (d)	1.36 (d)	3
Year ended 12/31/18	18.43	0.22	(0.91)	(0.69)	(0.25)	(1.46)	(1.71)	16.03	(5.07)	45,102	0.76	0.76	1.16	3
Year ended 12/31/17	16.69	0.22	3.17	3.39	(0.27)	(1.38)	(1.65)	18.43	21.00	55,090	0.73	0.73	1.21	3
Year ended 12/31/16	16.49	0.26	1.54	1.80	(0.26)	(1.34)	(1.60)	16.69	11.20	52,212	0.66	0.66	1.56	4
Year ended 12/31/15	18.43	0.25	(0.24)	0.01	(0.28)	(1.67)	(1.95)	16.49	0.72	58,268	0.66	0.66	1.41	7
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $36,848 and $49,928 for Series I and Series II shares, respectively.
9                                  Invesco V.I. S&P 500 Index Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. S&P 500 Index Fund SEC 1940 Act file number: 811-07452

invesco.com/us	MS-VISPI-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Small Cap Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Small Cap Equity Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.21	0.21
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.97	1.22
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 99	$309	$536	$1,190
...
Series II shares	$124	$387	$670	$1,477
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 2000® Index ranged from $13 million to $8.3 billion.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may also invest up to 25% of its net assets in foreign securities.
In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P SmallCap 600® Index, which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market

1                                  Invesco V.I. Small Cap Equity Fund

conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended December 31, 2011): 16.71%
Worst Quarter (ended September 30, 2011): -23.00%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (8/29/2003)	26.60%	5.36%	10.26%
...
Series II shares: Inception (8/29/2003)	26.32	5.11	9.99
...
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52	8.23	11.83
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Lipper VUF Small-Cap Core Funds Index	23.69	7.70	11.21
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Juan Hartsfield	Portfolio Manager (lead)	2006
...
Davis Paddock	Portfolio Manager	2016
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
2                                  Invesco V.I. Small Cap Equity Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 2000® Index ranged from $13 million to $8.3 billion.
The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may also invest up to 25% of its net assets in foreign securities.
In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P SmallCap 600® Index, which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no
3                                  Invesco V.I. Small Cap Equity Fund

operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.74% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Juan Hartsfield (lead manager), Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 2004.
■	Davis Paddock, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2001.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable
4                                  Invesco V.I. Small Cap Equity Fund

product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal
5                                  Invesco V.I. Small Cap Equity Fund

market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco
6                                  Invesco V.I. Small Cap Equity Fund

Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.
Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
7                                  Invesco V.I. Small Cap Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$15.93	$ 0.06	$ 4.03	$ 4.09	$(2.29)	$17.73	26.60%	$118,208	0.96% (d)	0.96% (d)	0.34% (d)	44%
Year ended 12/31/18	20.02	0.02	(2.74)	(2.72)	(1.37)	15.93	(15.08)	106,064	0.96	0.96	0.10	22
Year ended 12/31/17	18.38	(0.01)	2.53	2.52	(0.88)	20.02	14.06	149,405	0.97	0.97	(0.02)	20
Year ended 12/31/16	17.64	0.01	2.06	2.07	(1.33)	18.38	12.06	161,727	1.01	1.01	0.04	37
Year ended 12/31/15	23.64	0.00	(1.27)	(1.27)	(4.73)	17.64	(5.52)	166,407	1.04	1.04	0.02	31
...
Series II
Year ended 12/31/19	15.07	0.02	3.80	3.82	(2.29)	16.60	26.32	98,043	1.21 (d)	1.21 (d)	0.09 (d)	44
Year ended 12/31/18	19.05	(0.03)	(2.58)	(2.61)	(1.37)	15.07	(15.27)	119,664	1.21	1.21	(0.15)	22
Year ended 12/31/17	17.58	(0.05)	2.40	2.35	(0.88)	19.05	13.73	157,349	1.22	1.22	(0.27)	20
Year ended 12/31/16	16.96	(0.03)	1.98	1.95	(1.33)	17.58	11.84	148,883	1.26	1.26	(0.21)	37
Year ended 12/31/15	22.97	(0.05)	(1.23)	(1.28)	(4.73)	16.96	(5.74)	128,614	1.29	1.29	(0.23)	31
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $116,766 and $131,141 for Series I and Series II shares, respectively.
8                                  Invesco V.I. Small Cap Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%
End of Year Balance	$10,403.00	$10,822.24	$11,258.38	$11,712.09	$12,184.09	$12,675.11	$13,185.91	$13,717.30	$14,270.11	$14,845.20
Estimated Annual Expenses	$ 98.95	$ 102.94	$ 107.09	$ 111.41	$ 115.90	$ 120.57	$ 125.43	$ 130.48	$ 135.74	$ 141.21
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.78%	7.70%	11.77%	16.00%	20.38%	24.93%	29.66%	34.56%	39.64%	44.92%
End of Year Balance	$10,378.00	$10,770.29	$11,177.41	$11,599.91	$12,038.39	$12,493.44	$12,965.69	$13,455.79	$13,964.42	$14,492.28
Estimated Annual Expenses	$ 124.31	$ 129.00	$ 133.88	$ 138.94	$ 144.19	$ 149.64	$ 155.30	$ 161.17	$ 167.26	$ 173.59
...
1	Your actual expenses may be higher or lower than those shown.
9                                  Invesco V.I. Small Cap Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Small Cap Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VISCE-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Technology Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Technology Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.24	0.24
...
Total Annual Fund Operating Expenses	0.99	1.24
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$101	$315	$547	$1,213
...
Series II shares	$126	$393	$681	$1,500
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within technology-related industries.
Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.
While the portfolio managers may invest in securities of issuers of any market capitalization, they tend to favor the securities of mid- and large-capitalization issuers.
The Fund may invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.
The Fund can invest in derivative instruments including options and futures contracts.
The Fund can use options, including call options, for hedging and investment purposes.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
Invesco Advisers, Inc. (Invesco or the Adviser) uses a bottom-up stock selection process designed to seek alpha (return on investments in excess of the NASDAQ Composite Index), as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to their growth prospects, and earnings expectations that appear fair to conservative.
The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) the catalysts for growth are no longer present or reflected in the security’s price; or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

1                                  Invesco V.I. Technology Fund

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
Limited Number of Holdings Risk. The Fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Technology Sector Risk. The Fund will concentrate its investments in the securities of issuers engaged primarily in technology-related industries. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco V.I. Technology Fund

Annual Total Returns
Best Quarter (ended March 31, 2012): 22.23%
Worst Quarter (ended December 31, 2018): -18.99%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/20/1997)	35.88%	14.14%	13.19%
...
Series II shares: Inception (4/30/2004)	35.56	13.85	12.91
...
NASDAQ Composite Index (reflects no deductions for fees, expenses or taxes)	36.69	14.93	16.05
...
Lipper VUF Science & Technology Funds Classification Average	39.68	15.82	14.87
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2014
...
Janet Luby	Portfolio Manager	2014
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within technology-related industries.
Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.
While the portfolio managers may invest in securities of issuers of any market capitalization, they tend to favor the securities of mid- and large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.3 trillion.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Index ranged from $823 million to $78.7 billion.
The Fund may invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including options and futures contracts.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including call options, for hedging and investment purposes.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an
3                                  Invesco V.I. Technology Fund

offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Adviser uses a bottom-up stock selection process designed to seek alpha (return on investments in excess of the NASDAQ Composite Index), as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to their growth prospects, and earnings expectations that appear fair to conservative.
The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) the catalysts for growth are no longer present or reflected in the security’s price; or (4) a more attractive investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended
4                                  Invesco V.I. Technology Fund

benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole as growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the issuing company’s earnings or investors’ expectations of such earnings and can be more volatile.
Limited Number of Holdings Risk. The Fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Technology Sector Risk. The Fund will concentrate its investments in the securities of issuers engaged primarily in technology-related industries. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Factors that may significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, high required corporate capital expenditure for research and development or infrastructure and development of new products.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the
5                                  Invesco V.I. Technology Fund

Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.75% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Erik Voss (lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2010.
■	Janet Luby, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2011.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the
6                                  Invesco V.I. Technology Fund

fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the
7                                  Invesco V.I. Technology Fund

separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments
8                                  Invesco V.I. Technology Fund

primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Science & Technology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Science & Technology Funds classification.
NASDAQ Composite Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.
9                                  Invesco V.I. Technology Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$21.92	$(0.09)	$ 7.71	$ 7.62	$(2.31)	$27.23	35.88%	$127,308	0.99% (d)	0.99% (d)	(0.36)% (d)	46%
Year ended 12/31/18	22.97	(0.12)	0.22	0.10	(1.15)	21.92	(0.45)	109,596	1.03	1.03	(0.47)	48
Year ended 12/31/17	17.89	(0.09)	6.34	6.25	(1.17)	22.97	35.13	113,352	1.06	1.06	(0.41)	43
Year ended 12/31/16	18.83	(0.06)	(0.06)	(0.12)	(0.82)	17.89	(0.76)	87,632	1.10	1.10	(0.33)	52
Year ended 12/31/15	19.75	(0.11)	1.29	1.18	(2.10)	18.83	6.82	107,257	1.15	1.15	(0.53)	61
...
Series II
Year ended 12/31/19	20.79	(0.15)	7.30	7.15	(2.31)	25.63	35.56	10,184	1.24 (d)	1.24 (d)	(0.61) (d)	46
Year ended 12/31/18	21.89	(0.17)	0.22	0.05	(1.15)	20.79	(0.71)	9,587	1.28	1.28	(0.72)	48
Year ended 12/31/17	17.14	(0.14)	6.06	5.92	(1.17)	21.89	34.74	9,439	1.31	1.31	(0.66)	43
Year ended 12/31/16	18.12	(0.10)	(0.06)	(0.16)	(0.82)	17.14	(1.01)	6,799	1.35	1.35	(0.58)	52
Year ended 12/31/15	19.13	(0.15)	1.24	1.09	(2.10)	18.12	6.56	8,043	1.40	1.40	(0.78)	61
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $120,927 and $10,352 for Series I and Series II shares, respectively.
10                                  Invesco V.I. Technology Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%	8.18%	12.52%	17.03%	21.72%	26.60%	31.68%	36.96%	42.45%	48.17%
End of Year Balance	$10,401.00	$10,818.08	$11,251.89	$11,703.09	$12,172.38	$12,660.49	$13,168.18	$13,696.22	$14,245.44	$14,816.68
Estimated Annual Expenses	$ 100.98	$ 105.03	$ 109.25	$ 113.63	$ 118.18	$ 122.92	$ 127.85	$ 132.98	$ 138.31	$ 143.86
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.76%	7.66%	11.71%	15.91%	20.27%	24.79%	29.48%	34.35%	39.40%	44.64%
End of Year Balance	$10,376.00	$10,766.14	$11,170.94	$11,590.97	$12,026.79	$12,479.00	$12,948.21	$13,435.06	$13,940.22	$14,464.37
Estimated Annual Expenses	$ 126.33	$ 131.08	$ 136.01	$ 141.12	$ 146.43	$ 151.94	$ 157.65	$ 163.58	$ 169.73	$ 176.11
...
1	Your actual expenses may be higher or lower than those shown.
11                                  Invesco V.I. Technology Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Technology Fund SEC 1940 Act file number: 811-07452

invesco.com/us	I-VITEC-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco V.I. Value Opportunities Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco V.I. Value Opportunities Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.70%	0.70%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.27	0.27
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.98	1.23
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$100	$312	$542	$1,201
...
Series II shares	$125	$390	$676	$1,489
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities.
Under normal market conditions, the Fund will invest in securities of large-capitalization, mid-capitalization and small-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500® Value Index. Notwithstanding this limitation, Invesco Advisers, Inc. (Invesco or the Adviser) will not be required to sell a security, and may purchase additional securities of an issuer with a market capitalization below this size, if the issuer had a market capitalization at least this size at the time the security was initially purchased for the Fund.
The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments including futures contracts and options.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
The Fund can use options to seek alpha (return on investments in excess of the S&P 1500® Value Index) or to mitigate risk.
The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.
The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
■	Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
■	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that they believe offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks

1                                  Invesco V.I. Value Opportunities Fund

as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Initial Public Offerings (IPO) Risk. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.
Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
2                                  Invesco V.I. Value Opportunities Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2019): 18.73%
Worst Quarter (ended December 31, 2018): -19.71%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (9/10/2001)	30.61%	5.62%	8.67%
...
Series II shares: Inception (9/10/2001)	30.12	5.32	8.37
...
S&P 1500® Value Index (reflects no deductions for fees, expenses or taxes)	31.31	9.38	12.19
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Lipper VUF Multi-Cap Value Funds Index	26.30	7.24	10.43
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Jonathan Edwards	Portfolio Manager (lead)	2015
...
Jonathan Mueller	Portfolio Manager	2015
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.
Under normal market conditions, the Fund will invest in securities of large-capitalization, mid-capitalization and small-capitalization issuers with market capitalizations equal to or greater than the unweighted median market capitalization of companies in the S&P 1500® Value Index. Notwithstanding this limitation, the Adviser will not be required to sell a security, and may purchase additional securities of an issuer with a market capitalization below this size, if the issuer had a market capitalization at least this size at the time the security was initially purchased for the Fund. As of December 31, 2019, the unweighted median market capitalization of companies in the S&P 1500® Value Index was approximately $3.6 billion. The composition of the S&P 1500® Value Index and the capitalizations of its constituent companies will change over time.
The Fund may invest up to 10% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including futures contracts and options.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
3                                  Invesco V.I. Value Opportunities Fund

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the S&P 1500® Value Index) or to mitigate risk.
The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.
The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
■	Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
■	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that they believe offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a
4                                  Invesco V.I. Value Opportunities Fund

disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Initial Public Offerings (IPO) Risk. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk
5                                  Invesco V.I. Value Opportunities Fund

of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.
Value Investing Style Risk. The Fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.69% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Jonathan Edwards (lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.
■	Jonathan Mueller, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion,
6                                  Invesco V.I. Value Opportunities Fund

whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where
7                                  Invesco V.I. Value Opportunities Fund

the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
8                                  Invesco V.I. Value Opportunities Fund

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Multi-Cap Value Funds Index is an unmanaged index considered representative of multi-cap value variable insurance underlying funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
S&P 1500® Value Index tracks the performance of U.S. large-, mid- and small-cap value stocks.
9                                  Invesco V.I. Value Opportunities Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/19	$5.50	$ 0.02	$ 1.51(d)	$ 1.53	$(0.02)	$(1.41)	$(1.43)	$5.60	30.61% (d)	$67,691	0.97% (e)	0.97% (e)	0.32% (e)	34%
Year ended 12/31/18	7.58	0.01	(1.30)	(1.29)	(0.02)	(0.77)	(0.79)	5.50	(19.18)	59,998	1.01	1.01	0.22	45
Year ended 12/31/17	6.48	0.02	1.11 (f)	1.13	(0.03)	—	(0.03)	7.58	17.44 (f)	87,232	0.98	0.98	0.30	28
Year ended 12/31/16	7.82	0.03	1.10	1.13	(0.03)	(2.44)	(2.47)	6.48	18.34	85,722	1.01	1.02	0.43	36
Year ended 12/31/15	9.84	0.05	(1.09)	(1.04)	(0.26)	(0.72)	(0.98)	7.82	(10.40)	83,889	1.04	1.04	0.51	82
...
Series II
Year ended 12/31/19	5.49	0.00	1.50 (d)	1.50	—	(1.41)	(1.41)	5.58	30.12 (d)	23,663	1.22 (e)	1.22 (e)	0.07 (e)	34
Year ended 12/31/18	7.56	(0.00)	(1.30)	(1.30)	—	(0.77)	(0.77)	5.49	(19.35)	21,309	1.26	1.26	(0.03)	45
Year ended 12/31/17	6.45	0.00	1.11 (f)	1.11	0.00	—	0.00	7.56	17.23 (f)	35,328	1.23	1.23	0.05	28
Year ended 12/31/16	7.79	0.01	1.10	1.11	(0.01)	(2.44)	(2.45)	6.45	17.92	54,438	1.26	1.27	0.18	36
Year ended 12/31/15	9.79	0.02	(1.08)	(1.06)	(0.22)	(0.72)	(0.94)	7.79	(10.65)	54,887	1.29	1.29	0.26	82
...

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.44 and $1.43 for Series I and Series II shares, respectively. Total returns would have been lower.
(e)	Ratios are based on average daily net assets (000’s omitted) of $66,731 and $23,621 for Series I and Series II shares, respectively.
(f)	Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.09 and $1.09 for Series I and Series II shares, respectively. Total returns would have been lower.
10                                  Invesco V.I. Value Opportunities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	8.20%	12.55%	17.08%	21.78%	26.68%	31.77%	37.07%	42.58%	48.31%
End of Year Balance	$10,402.00	$10,820.16	$11,255.13	$11,707.59	$12,178.23	$12,667.80	$13,177.04	$13,706.76	$14,257.77	$14,830.93
Estimated Annual Expenses	$ 99.97	$ 103.99	$ 108.17	$ 112.52	$ 117.04	$ 121.75	$ 126.64	$ 131.73	$ 137.03	$ 142.53
...

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.68%	11.74%	15.95%	20.33%	24.86%	29.57%	34.45%	39.52%	44.78%
End of Year Balance	$10,377.00	$10,768.21	$11,174.17	$11,595.44	$12,032.59	$12,486.22	$12,956.95	$13,445.42	$13,952.32	$14,478.32
Estimated Annual Expenses	$ 125.32	$ 130.04	$ 134.95	$ 140.03	$ 145.31	$ 150.79	$ 156.48	$ 162.37	$ 168.50	$ 174.85
...
1	Your actual expenses may be higher or lower than those shown.
11                                  Invesco V.I. Value Opportunities Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco V.I. Value Opportunities Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIVOPP-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Capital Appreciation Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.70%	0.70%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.18	0.18
...
Total Annual Fund Operating Expenses	0.88	1.13
...
Fee Waiver and/or Expense Reimbursement[1]	0.08	0.08
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80	1.05
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 82	$273	$480	$1,077
...
Series II shares	$107	$351	$615	$1,367
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of mid- and large- capitalization issuers. The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. The principal type of equity securities in which the Fund invests is common stock.
The Fund may invest up to 35% of its net assets in foreign securities, including up to 10% of its net assets in emerging markets countries, i.e. those that are in the early stages of their industrial cycles.
The Fund seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to their growth prospects, and earnings expectations that appear fair to conservative. The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), focuses on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that are not yet reflected in investor expectations or equity valuations. To narrow the investment universe, the Fund’s portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis.
The portfolio managers closely examine company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that the Adviser believes best reflect a company’s value.
The portfolio managers consider selling a security when a company hits the price target, if fundamental business prospects deteriorate, or the catalysts for growth are no longer present or reflected in the stock price, or a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry),fund share

1                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Mid-Cap Companies. Mid-cap companies generally involve greater risk of loss than larger companies. The prices of securities issued by mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-cap companies may not pay dividends for some time, if at all.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor
2                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2019): 15.67%
Worst Quarter (ended December 31, 2018): -16.61%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (4/3/1985)	36.20%	10.52%	11.79%
...
Series II shares: Inception (9/18/2001)	35.84	10.24	7.11
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	36.39	14.63	15.22
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2019
...
Ido Cohen	Portfolio Manager	2019
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or
3                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Mid-Cap Companies. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. While mid-cap companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements than larger companies. Mid-cap companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of mid-cap companies may be subject to wider price fluctuations and may be less liquid than securities of larger exchange-traded issuers, meaning it might be harder for the Fund to dispose of those holdings at an acceptable price when it wants to sell them. Mid-cap companies may have less established markets for their products or services and may have fewer customers and product lines than larger companies. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of unseasoned companies may be particularly volatile, especially in the short term and in periods of market instability, and may have limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “mid-cap” company may change over time as well. After the Fund buys their securities, individual companies may grow and no longer fall within the Fund’s definition of a “mid-cap” issuer. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown beyond the Fund’s mid-cap definition, it might sell some of those holdings to try to lower the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may
4                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
5                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds. Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, options on futures, and forward contracts are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as “master limited partnerships” or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an
6                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.62% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Erik Voss (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below.
7                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
8                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
9                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
10                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 48.50	$ 55.70	$ 48.36	$ 55.49	$ 64.87
Income (loss) from investment operations:
Net investment income[1]	0.06	0.09	0.15	0.12	0.22
Net realized and unrealized gain (loss)	16.80	(2.71)	12.33	(1.57)	2.25
Total from investment operations	16.86	(2.62)	12.48	(1.45)	2.47
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.19)	(0.13)	(0.22)	(0.06)
Distributions from net realized gain	(5.55)	(4.39)	(5.01)	(5.46)	(11.79)
Total dividends and/or distributions to shareholders	(5.59)	(4.58)	(5.14)	(5.68)	(11.85)
Net asset value, end of period	$ 59.77	$ 48.50	$ 55.70	$ 48.36	$ 55.49
Total Return, at Net Asset Value[2]	36.20%	(5.73)%	26.83%	(2.20)%	3.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$538,247	$460,708	$556,227	$501,756	$564,514
Average net assets (in thousands)	$515,169	$542,971	$539,255	$514,525	$601,110
Ratios to average net assets:[3]
Net investment income	0.10%	0.16%	0.29%	0.25%	0.36%
Expenses excluding specific expenses listed below	0.88%	0.85%	0.82%	0.83%	0.81%
Interest and fees from borrowings	0.00% [4]	0.00% [4]	0.00% [4]	0.00% [4]	0.00% [4]
Total expenses[5]	0.88%	0.85%	0.82%	0.83%	0.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Portfolio turnover rate[6]	73%	27%	26%	114%	60%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.88%
Year Ended December 31, 2018	0.85%
Year Ended December 31, 2017	0.82%
Year Ended December 31, 2016	0.83%
Year Ended December 31, 2015	0.81%
6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
11                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 47.78	$ 54.89	$ 47.73	$ 54.80	$ 64.30
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.08)	(0.05)	0.02	0.00 [2]	0.07
Net realized and unrealized gain (loss)	16.52	(2.67)	12.16	(1.55)	2.22
Total from investment operations	16.44	(2.72)	12.18	(1.55)	2.29
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.01)	(0.06)	0.00
Distributions from net realized gain	(5.55)	(4.39)	(5.01)	(5.46)	(11.79)
Total dividends and/or distributions to shareholders	(5.55)	(4.39)	(5.02)	(5.52)	(11.79)
Net asset value, end of period	$ 58.67	$ 47.78	$ 54.89	$ 47.73	$ 54.80
Total Return, at Net Asset Value[3]	35.84%	(5.96)%	26.50%	(2.43)%	3.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200,741	$141,790	$316,864	$295,226	$317,737
Average net assets (in thousands)	$188,894	$232,457	$314,506	$287,933	$332,468
Ratios to average net assets:[4]
Net investment income (loss)	(0.15)%	(0.09)%	0.04%	0.00% [5]	0.12%
Expenses excluding specific expenses listed below	1.13%	1.10%	1.07%	1.08%	1.06%
Interest and fees from borrowings	0.00% [5]	0.00% [5]	0.00% [5]	0.00% [5]	0.00% [5]
Total expenses[6]	1.13%	1.10%	1.07%	1.08%	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Portfolio turnover rate[7]	73%	27%	26%	114%	60%
1.	Calculated based on the average shares outstanding during the period.
2.	Less than $0.005 per share.
3.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.13%
Year Ended December 31, 2018	1.10%
Year Ended December 31, 2017	1.07%
Year Ended December 31, 2016	1.08%
Year Ended December 31, 2015	1.06%
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
12                                  Invesco Oppenheimer V.I. Capital Appreciation Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Capital Appreciation Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VICAPA-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Conservative Balanced Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.74%	0.74%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.26	0.26
...
Total Annual Fund Operating Expenses	1.00	1.25
...
Fee Waiver and/or Expense Reimbursement[1]	0.33	0.33
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67	0.92
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.67% and 0.92%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$68	$286	$520	$1,195
...
Series II shares	$94	$364	$655	$1,482
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in both equity and debt securities of domestic and foreign issuers in different capitalization ranges and in developed or developing countries. Under normal market conditions, the Fund invests at least 65% of its total assets in equity and debt securities that are expected to generate income. Additionally, under normal market conditions, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The percentages of equity and debt securities the Fund holds may vary from time to time. There is no limit on the Fund’s investments in foreign securities.
Equity Securities. In selecting equity securities, the portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently employs a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The portfolio managers aim to maintain a broad diversification across all major economic sectors. The Fund’s equity portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. Quantitative models are used as part of the idea generation process to rank equity securities within each sector to identify potential buy and sell candidates for further fundamental analysis.
Debt Securities. The portfolio managers look for high current yields and typically search for corporate and government debt securities that offer: attractive relative value, more income than U.S. treasury obligations, a balance of risk and return, high income potential and portfolio diversification.
The Fund can invest up to 25% of its total assets in below investment grade securities, also referred to as “junk bonds,” but cannot invest more than 10% of its assets in below investment grade non-convertible securities. These restrictions are applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s investment adviser, Invesco, has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Investment-grade securities are rated within one of the four highest rating categories of a nationally recognized statistical rating organization such as S&P Global Ratings (S&P) (AAA, AA, A or BBB) (or in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade).
The Fund may also invest in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization.
Derivative Securities. The Fund may also use derivative instruments to seek income or to try to manage investment risks, including: options,

1                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

futures, swaps, “structured” notes, mortgage-related securities and equity-linked debt securities.
The Fund may sell securities that no longer meet the above criteria.
The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its style-specific index (the Custom Invesco Oppenheimer VI Conservative Balanced Index). The Fund’s Custom Invesco Oppenheimer VI Conservative Balanced Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 65% of the Bloomberg Barclays U.S. Aggregate Bond Index and 35% of the Russell 3000 Index. The Fund is not managed to be invested in the same percentages as those indices comprising the Custom Invesco Oppenheimer VI Conservative Balanced Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry),fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal
2                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest up to 25% of its total assets in below- investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.
Risks of Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities. In addition, a substantial portion of the Fund’s assets may be subject to “forward roll” transactions (also referred to as “mortgage dollar rolls”) at any given time, which subject the Fund to the risk that market value of the mortgage-related securities involved might decline, and that the counterparty might default in its obligations.
Asset-Backed Securities Risk. The Fund can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are
3                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Risks of Quantitative Models. The portfolio managers use quantitative models as part of the security selection process. Quantitative models use portfolio construction and risk management tools to systematically evaluate individual securities based on certain factors. Such models can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Conservative Balanced Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
4                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Annual Total Returns
Best Quarter (ended September 30, 2010): 9.31%
Worst Quarter (ended September 30, 2011): -7.78%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (2/9/1987)	17.51%	5.23%	7.27%
...
Series II shares: Inception (5/1/2002)	17.22	4.95	7.00
...
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	31.02	11.24	13.42
...
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72	3.05	3.75
...
Custom Invesco Oppenheimer VI Conservative Balanced Index (reflects no deductions for fees, expenses or taxes)	16.33	6.11	7.37
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Michael Hyman	Portfolio Manager	2019
...
Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2013)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
■	Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of
5                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Debt Securities. The Fund may invest in debt securities, including: securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; or foreign sovereigns; and foreign and domestic corporate bonds, notes and debentures. The Fund may select debt securities for their income possibilities, capital appreciation or to help cushion fluctuations in the value of its portfolio. Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general
6                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade).
7                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

“Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
■	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
■	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
■	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
■	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
The Fund can invest up to 25% of its total assets in below-investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Below-investment-grade securities are subject to greater credit risks than investment-grade securities.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan
8                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Forward Rolls. The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including in developing or emerging market countries.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value
9                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to
10                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s withdrawal from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Quantitative Models. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, forward contracts, swaps, “structured” notes, and certain mortgage-related securities are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Foreign Currency Forwards and Options. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Interest Rate Futures. The Fund may use interest rate futures to manage exposure to interest rate risk or protect the Fund from fluctuations in the value of securities. An interest rate future is a contract for the future delivery of a debt security for a price based on the current value of the security. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or the specified type of debt security to settle the futures transaction at its maturity. Either party could also enter into an offsetting contract to close out the position. For example, to seek to mitigate the risk that increasing prevailing interest rates may decrease the value of the Fund’s portfolio securities, the Fund might sell a U.S. Treasury bond future obligating it to sell a U.S. Treasury bond on a future date for an amount based on the current value of the bond. If prevailing interest rates rise, the Fund would be expected to be able to enter into an offsetting contract at a gain.
Risks of Interest Rate Futures. Interest rate futures expose the Fund to price fluctuations resulting from interest rate changes. If interest rates rise when the Fund has purchased an interest rate future, the Fund could suffer a loss in its futures positions. If interest rates fall when the Fund has sold an interest rate future, the Fund could similarly suffer a loss. The market value of interest rate futures may not move in concert with the value of the securities the Fund wishes to hedge or intends to purchase. Further, a lack of market liquidity could make it difficult to close out futures positions.
Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Swap Transactions. Under recent financial reform legislation, certain types of swaps are required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements may be privately negotiated in the over-the-counter market or executed on a swap execution facility and may be a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearing house, and the Fund faces the clearinghouse by means of an account with a futures commission merchant that is a member of the clearinghouse. Because the regulations regarding centrally cleared swaps are new and evolving, the scope of potential risks, including risks relating to the use of clearinghouses and futures commission merchants, is unclear.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than
11                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Risks of Leverage. Derivatives may involve leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Fund’s use of certain leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives that entail leverage, the Fund’s share price will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments. The Fund has limits on the leverage ratio of its overall portfolio. The Fund is also subject to legal requirements that it must identify liquid assets on its books with respect to certain derivatives or engage in other measures to seek to reduce derivatives risks.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds. Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger,
12                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which a fund invests cannot yet be determined.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest rates on floating rate loans adjust periodically, the Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most
13                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement
14                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as “master limited partnerships” or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.”
15                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.74% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2013.
■	Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
16                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
17                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable
18                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Russell 3000 Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
Custom Invesco Oppenheimer VI Conservative Balanced Index is composed of 65% Bloomberg Barclays U.S. Aggregate Bond Index/35% Russell 3000 Index.
19                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 14.43	$ 15.92	$ 14.86	$ 14.46	$ 14.67
Income (loss) from investment operations:
Net investment income[1]	0.33	0.32	0.27	0.26	0.31
Net realized and unrealized gain (loss)	2.16	(1.13)	1.09	0.49	(0.18)
Total from investment operations	2.49	(0.81)	1.36	0.75	0.13
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.36)	(0.31)	(0.30)	(0.35)	(0.34)
Distributions from net realized gain	(0.25)	(0.37)	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(0.61)	(0.68)	(0.30)	(0.35)	(0.34)
Net asset value, end of period	$ 16.31	$ 14.43	$ 15.92	$ 14.86	$ 14.46
Total Return, at Net Asset Value[2]	17.51%	(5.32)%	9.25%	5.26%	0.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$144,384	$140,290	$166,015	$172,573	$182,406
Average net assets (in thousands)	$145,820	$155,024	$170,438	$177,368	$194,208
Ratios to average net assets:[3]
Net investment income	2.11%	2.05%	1.74%	1.78%	2.09%
Expenses excluding specific expenses listed below	1.00%	0.98%	0.94%	0.94%	0.91%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.00%	0.98%	0.94%	0.94%	0.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.67%	0.67%	0.67%	0.67%	0.67%
Portfolio turnover rate[6,7]	68%	60%	76%	68%	68%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.00%
Year Ended December 31, 2018	0.98%
Year Ended December 31, 2017	0.94%
Year Ended December 31, 2016	0.94%
Year Ended December 31, 2015	0.91%
6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2019	$489,567,330	$509,769,207
Year Ended December 31, 2018	$685,887,902	$703,549,464
Year Ended December 31, 2017	$729,295,309	$711,803,922
Year Ended December 31, 2016	$737,550,642	$742,753,245
Year Ended December 31, 2015	$829,988,104	$849,696,153
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

20                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 14.24	$ 15.71	$ 14.67	$ 14.28	$ 14.49
Income (loss) from investment operations:
Net investment income[1]	0.29	0.27	0.23	0.22	0.27
Net realized and unrealized gain (loss)	2.13	(1.10)	1.07	0.48	(0.18)
Total from investment operations	2.42	(0.83)	1.30	0.70	0.09
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.32)	(0.27)	(0.26)	(0.31)	(0.30)
Distributions from net realized gain	(0.25)	(0.37)	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(0.57)	(0.64)	(0.26)	(0.31)	(0.30)
Net asset value, end of period	$ 16.09	$ 14.24	$ 15.71	$ 14.67	$ 14.28
Total Return, at Net Asset Value[2]	17.22%	(5.53)%	8.95%	4.96%	0.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,853	$43,029	$51,633	$51,743	$52,226
Average net assets (in thousands)	$45,343	$48,109	$51,345	$53,914	$59,085
Ratios to average net assets:[3]
Net investment income	1.86%	1.80%	1.49%	1.53%	1.84%
Expenses excluding specific expenses listed below	1.25%	1.23%	1.19%	1.19%	1.16%
Interest and fees from borrowings4	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.25%	1.23%	1.19%	1.19%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.92%	0.92%	0.92%	0.92%	0.92%
Portfolio turnover rate[6,7]	68%	60%	76%	68%	68%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.25%
Year Ended December 31, 2018	1.23%
Year Ended December 31, 2017	1.19%
Year Ended December 31, 2016	1.19%
Year Ended December 31, 2015	1.16%
6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2019	$489,567,330	$509,769,207
Year Ended December 31, 2018	$685,887,902	$703,549,464
Year Ended December 31, 2017	$729,295,309	$711,803,922
Year Ended December 31, 2016	$737,550,642	$742,753,245
Year Ended December 31, 2015	$829,988,104	$849,696,153
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
21                                  Invesco Oppenheimer V.I. Conservative Balanced Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Conservative Balanced Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VICBAL-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.70%	0.70%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Total Annual Fund Operating Expenses	0.87	1.12
...
Fee Waiver and/or Expense Reimbursement[1]	0.07	0.07
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80	1.05
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 82	$271	$475	$1,066
...
Series II shares	$107	$349	$610	$1,357
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines mid-cap issuers as those issuers that are within the range of market capitalizations of the Russell Midcap® Growth Index. This range is subject to change at any time due to market activity or changes in the composition of that index. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company’s capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s definition of mid-cap issuers.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position.
The portfolio managers currently focus on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

1                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry),fund share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Mid-Cap Companies. Mid-cap companies generally involve greater risk of loss than larger companies. The prices of securities issued by mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-cap companies may not pay dividends for some time, if at all.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
2                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Mid Cap Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2019): 19.25%
Worst Quarter (ended December 31, 2018): -18.69%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (8/15/1986)	39.37%	12.96%	14.78%
...
Series II shares: Inception (10/16/2000)	39.01	12.68	14.50
...
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	35.47	11.60	14.24
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr.	Portfolio Manager (lead)	2019 (predecessor fund 2008)
...
Justin Livengood	Portfolio Manager	2019 (predecessor fund 2014)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
3                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Mid-Cap Companies. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. While mid-cap companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements than larger companies. Mid-cap companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of mid-cap companies may be subject to wider price fluctuations and may be less liquid than securities of larger exchange-traded issuers, meaning it might be harder for the Fund to dispose of those holdings at an acceptable price when it wants to sell them. Mid-cap companies may have less established markets for their products or services and may have fewer customers and product lines than larger companies. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of unseasoned companies may be particularly volatile, especially in the short term and in periods of market instability, and may have limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “mid-cap” company may change over time as well. After the Fund buys their securities, individual companies may grow and no longer fall within the Fund’s definition of a “mid-cap” issuer. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown beyond the Fund’s mid-cap definition, it might sell some of those holdings to try to lower the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of
4                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner.
As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a
5                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds. Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
The Fund will not invest more than 5% of its net assets in convertible securities that are rated below investment-grade by a nationally recognized rating organization..
Small-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Smaller companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since smaller companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short- term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their
6                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

knowledge or understanding of the value of those securities (this is some- times referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Investing in Special Situations. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures and forward contracts are some of the types of derivatives that the Fund can use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has
7                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.63% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Ronald J. Zibelli, Jr. (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Zibelli managed the predecessor fund since 2008 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
■	Justin Livengood, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Livengood managed the predecessor fund since 2014 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors,
8                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In
9                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and
10                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap® Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
11                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 68.65	$ 84.21	$ 72.65	$ 76.85	$ 78.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04 [2]	(0.19)	(0.10)	0.03	(0.19)
Net realized and unrealized gain (loss)	26.04	(3.07)	20.08	1.69	5.67
Total from investment operations	26.08	(3.26)	19.98	1.72	5.48
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.03)	0.00	0.00
Distributions from net realized gain	(10.91)	(12.30)	(8.39)	(5.92)	(7.45)
Total dividends and/or distributions to shareholders	(10.91)	(12.30)	(8.42)	(5.92)	(7.45)
Net asset value, end of period	$ 83.82	$ 68.65	$ 84.21	$ 72.65	$ 76.85
Total Return, at Net Asset Value[3]	39.37%	(6.08)%	28.79%	2.34%	6.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$693,424	$586,273	$694,675	$603,708	$660,450
Average net assets (in thousands)	$671,643	$690,497	$661,192	$621,110	$695,736
Ratios to average net assets:[4]
Net investment income (loss)	0.05% [2]	(0.23)%	(0.12)%	0.04%	(0.24)%
Expenses excluding specific expenses listed below	0.87%	0.86%	0.84%	0.84%	0.83%
Interest and fees from borrowings	0.00% [5]	0.00% [5]	0.00% [5]	0.00% [5]	0.00% [5]
Total expenses[6]	0.87%	0.86%	0.84%	0.84%	0.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Portfolio turnover rate[7]	76%	104%	105%	141%	81%
1.	Calculated based on the average shares outstanding during the period.
2.	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.13) and (0.16)%.
3.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.87%
Year Ended December 31, 2018	0.86%
Year Ended December 31, 2017	0.84%
Year Ended December 31, 2016	0.84%
Year Ended December 31, 2015	0.83%
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
12                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 64.41	$ 79.87	$ 69.43	$ 73.88	$ 76.21
Income (loss) from investment operations:
Net investment loss[1]	(0.14) [2]	(0.37)	(0.28)	(0.15)	(0.38)
Net realized and unrealized gain (loss)	24.34	(2.79)	19.11	1.62	5.50
Total from investment operations	24.20	(3.16)	18.83	1.47	5.12
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	(10.91)	(12.30)	(8.39)	(5.92)	(7.45)
Total dividends and/or distributions to shareholders	(10.91)	(12.30)	(8.39)	(5.92)	(7.45)
Net asset value, end of period	$ 77.70	$ 64.41	$ 79.87	$ 69.43	$ 73.88
Total Return, at Net Asset Value[3]	39.01%	(6.31)%	28.46%	2.08%	6.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,312	$35,054	$39,599	$32,252	$37,029
Average net assets (in thousands)	$44,138	$40,815	$35,753	$33,797	$32,812
Ratios to average net assets:[4]
Net investment loss	(0.19)% [2]	(0.48)%	(0.37)%	(0.21)%	(0.49)%
Expenses excluding specific expenses listed below	1.12%	1.11%	1.09%	1.09%	1.08%
Interest and fees from borrowings	0.00% [5]	0.00% [5]	0.00% [5]	0.00% [5]	0.00% [5]
Total expenses[6]	1.12%	1.11%	1.09%	1.09%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Portfolio turnover rate[7]	76%	104%	105%	141%	81%
1.	Calculated based on the average shares outstanding during the period.
2.	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.30) and (0.40)%.
3.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.12%
Year Ended December 31, 2018	1.11%
Year Ended December 31, 2017	1.09%
Year Ended December 31, 2016	1.09%
Year Ended December 31, 2015	1.08%
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
13                                  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIDMCG-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Global Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Global Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.63%	0.63%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Total Annual Fund Operating Expenses	0.80	1.05
...
Fee Waiver and/or Expense Reimbursement[1]	0.03	0.03
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77	1.02
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.77% and 1.02%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 79	$252	$441	$ 987
...
Series II shares	$104	$331	$576	$1,280
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular market capitalization range, but primarily invests in mid- and large-cap companies.
Under normal market conditions, the Fund will invest in at least three different countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may

1                                  Invesco Oppenheimer V.I. Global Fund

behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry),fund share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies
2                                  Invesco Oppenheimer V.I. Global Fund

may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.
Investing in Special Situations. At times, the Fund may seek to benefit from what it considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the
Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended March 31, 2019): 16.82%
Worst Quarter (ended September 30, 2011): -20.00%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (11/12/1990)	31.79%	10.22%	10.57%
...
Series II shares: Inception (7/13/2000)	31.45	9.94	10.30
...
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	26.60	8.41	8.79
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
John Delano	Portfolio Manager	2019 (predecessor fund 2017)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
3                                  Invesco Oppenheimer V.I. Global Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Foreign Investing. The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in
4                                  Invesco Oppenheimer V.I. Global Fund

economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
■	The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. ADS and ADRs are subject to some of the special considerations and risks that apply to foreign securities traded and held abroad.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s withdrawal from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new
5                                  Invesco Oppenheimer V.I. Global Fund

business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Investing in Special Situations. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
6                                  Invesco Oppenheimer V.I. Global Fund

Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds.
Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Technology Stocks. The Fund may invest in technology companies and companies having significant investments in technology. These companies are particularly vulnerable to the risks of technology markets and economic events that affect those markets. The technology sector has historically exhibited great fluctuation in valuations. The stock prices of technology companies have been highly volatile, largely due to the rapid pace of product changes and developments within the sector. That price volatility may be expected to continue into the future.
Some technological developments may never become commercially successful or may rapidly become obsolete. Technologies that are dependent on consumer demand may also be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may be adversely affected by international, federal and state regulations.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures and forward contracts are some of the types of derivatives that the Fund can use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering
7                                  Invesco Oppenheimer V.I. Global Fund

into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.”
Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.60% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
■	John Delano, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Delano managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2007.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could
8                                  Invesco Oppenheimer V.I. Global Fund

decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the
Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
9                                  Invesco Oppenheimer V.I. Global Fund

The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance
10                                  Invesco Oppenheimer V.I. Global Fund

companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets.
11                                  Invesco Oppenheimer V.I. Global Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 38.00	$ 47.42	$ 35.02	$ 38.00	$ 39.50
Income (loss) from investment operations:
Net investment income[1]	0.29	0.37	0.29	0.26	0.37 [2]
Net realized and unrealized gain (loss)	11.03	(5.99)	12.50	(0.42)	1.38 [2]
Total from investment operations	11.32	(5.62)	12.79	(0.16)	1.75
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.40)	(0.47)	(0.39)	(0.38)	(0.54)
Distributions from net realized gain	(6.37)	(3.33)	0.00	(2.44)	(2.71)
Total dividends and/or distributions to shareholders	(6.77)	(3.80)	(0.39)	(2.82)	(3.25)
Net asset value, end of period	$ 42.55	$ 38.00	$ 47.42	$ 35.02	$ 38.00
Total Return, at Net Asset Value[3]	31.79%	(13.18)%	36.66%	0.08%	3.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,334,573	$1,160,317	$1,479,034	$1,245,070	$1,406,001
Average net assets (in thousands)	$1,284,201	$1,401,836	$1,379,895	$1,270,049	$1,502,338
Ratios to average net assets:[4]
Net investment income	0.70%	0.81%	0.69%	0.75%	0.92% [2]
Expenses excluding specific expenses listed below	0.80%	0.78%	0.76%	0.77%	0.76%
Interest and fees from borrowings[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	0.80%	0.78%	0.76%	0.77%	0.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%	0.78% [7]	0.76% [7]	0.77% [7]	0.76% [7]
Portfolio turnover rate[8]	23%	16%	9%	14%	14%
1.	Calculated based on the average shares outstanding during the period.
2.	Net investment income per share, net realized and unrealized gain (loss) per share and the net investment income ratio include an adjustment for a prior period reclassification for the year ended December 31, 2015.
3.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.80%
Year Ended December 31, 2018	0.78%
Year Ended December 31, 2017	0.76%
Year Ended December 31, 2016	0.77%
Year Ended December 31, 2015	0.76%
7.	Waiver was less than 0.005%.
8.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
12                                  Invesco Oppenheimer V.I. Global Fund

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 37.53	$ 46.88	$ 34.64	$ 37.59	$ 39.10
Income (loss) from investment operations:
Net investment income[1]	0.18	0.26	0.18	0.17	0.28 [2]
Net realized and unrealized gain (loss)	10.89	(5.92)	12.36	(0.41)	1.36 [2]
Total from investment operations	11.07	(5.66)	12.54	(0.24)	1.64
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.28)	(0.36)	(0.30)	(0.27)	(0.44)
Distributions from net realized gain	(6.37)	(3.33)	0.00	(2.44)	(2.71)
Total dividends and/or distributions to shareholders	(6.65)	(3.69)	(0.30)	(2.71)	(3.15)
Net asset value, end of period	$ 41.95	$ 37.53	$ 46.88	$ 34.64	$ 37.59
Total Return, at Net Asset Value[3]	31.45%	(13.39)%	36.32%	(0.16)%	3.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,187,107	$ 911,848	$1,309,590	$1,065,147	$1,081,711
Average net assets (in thousands)	$1,110,567	$1,215,299	$1,207,002	$1,016,772	$1,219,501
Ratios to average net assets:[4]
Net investment income	0.45%	0.56%	0.43%	0.49%	0.70% [2]
Expenses excluding specific expenses listed below	1.04%	1.03%	1.01%	1.02%	1.01%
Interest and fees from borrowings[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	1.04%	1.03%	1.01%	1.02%	1.01%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.02%	1.03% [7]	1.01% [7]	1.02% [7]	1.01% [7]
Portfolio turnover rate[8]	23%	16%	9%	14%	14%
1.	Calculated based on the average shares outstanding during the period.
2.	Net investment income per share, net realized and unrealized gain (loss) per share and the net investment income ratio include an adjustment for a prior period reclassification for the year ended December 31, 2015.
3.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
4.	Annualized for periods less than one full year.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.04%
Year Ended December 31, 2018	1.03%
Year Ended December 31, 2017	1.01%
Year Ended December 31, 2016	1.02%
Year Ended December 31, 2015	1.01%
7.	Waiver was less than 0.005%.
8.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
13                                  Invesco Oppenheimer V.I. Global Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Global Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIGLBL-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Global Strategic Income Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary), are included in this table.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.62%	0.62%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.20	0.20
...
Acquired Fund Fees and Expenses	0.04	0.04
...
Total Annual Fund Operating Expenses	0.86	1.11
...
Fee Waiver and/or Expense Reimbursement[1]	0.04	0.04
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82	1.07
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 84	$270	$473	$1,057
...
Series II shares	$109	$349	$608	$1,348
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in debt securities in three market sectors: Foreign governments and issuers, U.S. government securities, and lower-grade, high-yield securities of U.S. and foreign issuers (commonly referred to as “junk bonds”). A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due.
Under normal market conditions, the Fund invests in each of the three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s portfolio managers believe that it offers the best investment opportunity. Under normal market conditions, the Fund will invest a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also invest in securities outside of these three market sectors, as further described in the prospectus and the Fund’s Statement of Additional Information.
The Fund’s foreign investments may include debt securities issued by foreign governments or companies in both developed markets and emerging markets. The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
The Fund’s debt investments typically include: U.S. and foreign government bonds and notes, collateralized mortgage obligations (CMOs) and other mortgage-related securities, domestic and foreign corporate debt obligations, “structured” notes, “zero coupon” and “stripped” securities, participation interests in loans, investments in pooled investment entities (including those that invest in loans), and asset-backed securities. The Fund normally invests a substantial amount of its assets in lower-grade, high-yield debt securities, and can do so without limit.
The Fund can invest in investment grade or lower-grade, high-yield debt securities. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the Fund’s investment adviser, Invesco, may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Although the Fund normally invests a substantial portion of its assets in lower-grade, high-yield debt securities, it can buy investment grade debt securities without limit. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (referred to as Rule 144A Securities).
The Fund may also use certain types of derivative instruments for investment purposes or for hedging, including: options, futures, forward contracts, swaps, certain mortgage-related securities, “structured” notes, and event-linked bonds.
The Fund actively manages foreign currency exposure to seek to reduce risk and enhance return. To do so, the Fund may invest in foreign exchange

1                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The portfolio managers analyze the overall investment opportunities and risks among the three market sectors in which the Fund invests and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio.
The Fund’s diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities offering a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values among the three market sectors in which the Fund invests. These factors may vary in particular cases and may change over time.
The Fund may sell securities that the portfolio managers believe are no longer favorable based on these factors.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating
2                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
U.S. Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.
Risks of Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities. In addition, a substantial portion of the Fund’s assets may be subject to “forward roll” transactions (also referred to as “mortgage dollar rolls”) at any given time, which subject the Fund to the risk that market value of the mortgage-related securities involved might decline, and that the counterparty might default in its obligations.
Sector Allocation Risk. In allocating investments among its three principal market sectors, the Fund seeks to take advantage of the potential lack of performance correlation between those sectors. There is the risk that the evaluations regarding the sectors’ relative performance may be incorrect and those sectors may all perform in a similar manner under certain market conditions.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and
3                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Risks of Investments in the Fund’s Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Adviser. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands (where the Subsidiary is incorporated) could result in the inability of the Fund and/ or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Risks of Investing in Regulation S Securities. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Rule 144A Securities. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
Risks of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly- available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short- term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as the Fund’s performance.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure the Fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Risks of Investments in Other Investment Companies. As an investor in another investment company, the Fund would be subject to the risks of that investment company’s portfolio. Investing in another investment company may also involve paying a premium above the value of that investment company’s portfolio securities and is subject to a ratable share of that investment company’s expenses, including its advisory and administration
4                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the payment of any premiums, expenses or sales charges. The Investment Company Act of 1940 also imposes limitations on mutual funds’ investments in other investment companies.
The Fund may also invest in exchange-traded funds (ETFs), which are subject to all the risks of investing in investment companies as described above. Because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Strategic Income Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the
Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended September 30, 2010): 8.02%
Worst Quarter (ended September 30, 2011): -5.55%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/3/1993)	10.80%	3.23%	4.71%
...
Series II shares: Inception (3/19/2001)	10.61	3.01	4.47
...
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72	3.05	3.75
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager (lead)	2019 (predecessor fund 2018)
...
Christopher (Chris) Kelly	Portfolio Manager	2019 (predecessor fund 2017)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
5                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Debt Securities. The Fund may invest in debt securities, including, but not limited to: U.S. and foreign government bonds and notes, collateralized mortgage obligations and other mortgage-related securities, asset-backed securities, participation interests in loans, investments in pooled investment entities (including those that invest in loans), “structured” notes, corporate debt obligations, including below-investment-grade, high-yield domestic and foreign corporate debt obligations, and zero-coupon and stripped securities.
Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further
6                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra- national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government.
7                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

“Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation- Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Forward Rolls. The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
High-Yield, Below-Investment-Grade Debt Securities. The Fund can invest in high-yield, below-investment-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, “structured” notes, commercial mortgage-backed securities, and assetbacked securities. There are no limits on the amount of the Fund’s assets that can be invested in securities rated below-investment-grade. These securities are generally considered speculative.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
■	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
■	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade
8                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
■	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
■	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Price Arbitrage. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Event-Linked Securities. The Fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and the Fund will only invest in event-linked securities that meet the credit quality requirements for the Fund.
Sector Allocation Risk. In allocating investments among its three principal market sectors, the Fund seeks to take advantage of the potential lack of performance correlation between those sectors. There is the risk that the evaluations regarding the sectors’ relative performance may be incorrect and those sectors may all perform in a similar manner under certain market conditions.
Foreign Investing. The Fund may buy debt securities of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s
9                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to
10                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s withdrawal from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, forward contracts, swaps, “structured” notes, certain mortgage-related securities and event-linked bonds are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Volatility Swap Contracts. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund’s period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the investment adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market’s general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.
Risks of Volatility Swaps. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
Currency Swaps. In a currency swap, the Fund and another party agree to exchange different currencies at contract inception that are equivalent to a notional value, or agree to exchange periodic payments that are based on interest rates available in the respective currencies at contract inception. In an agreement to exchange currencies at contract inception, the contract also includes an agreement to reverse the exchange of the same notional values of those currencies at contract termination. Other currency swap contracts may not provide for exchanging the different currencies at all, and only for exchanging interest cash flows based on the notional value in the contract.
11                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

Risks of Currency Swaps. Currency swaps entail both credit risk and liquidity risk. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. It may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in losses to the Fund.
Swap Transactions. Under recent financial reform legislation, certain types of swaps are required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements may be privately negotiated in the over-the-counter market or executed on a swap execution facility and may be a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearing house, and the Fund faces the clearinghouse by means of an account with a futures commission merchant that is a member of the clearinghouse. Because the regulations regarding centrally cleared swaps are new and evolving, the scope of potential risks, including risks relating to the use of clearinghouses and futures commission merchants, is unclear.
Foreign Currency Forwards and Options. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Investments in the Fund’s Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests in Regulation S securities. Investments in the Subsidiary are expected to provide the Fund with exposure to Regulation S securities. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. The Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also
12                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which a fund invests cannot yet be determined.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest
13                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

rates on floating rate loans adjust periodically, the Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written
14                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as
“restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
Exchange-Traded Funds (ETFs). The Fund can invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange and traded like stocks. The Fund might do so as a way of gaining exposure to securities represented by the ETF’s portfolio at times when the Fund may not be able to buy those securities directly, or it might do so in order to equitize cash positions. As a shareholder of an ETF, the Fund would be subject to its ratable share of that ETF’s expenses, including its advisory and administration expenses. At the same time, the Fund would bear its own management fees and expenses. Similar to a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF. Because ETFs are listed on national stock exchanges and traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. An active market for the ETF may not develop. Additionally, market trading in the ETF may be halted under certain circumstances. Furthermore, investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The Fund’s investments in the shares of ETFs are subject to the limits that apply to investments in investment companies under the Investment Company Act of 1940 or any exemptive relief therefrom. The Fund does not intend to invest in ETFs unless the investment adviser believes that the potential benefits of the investment justify the expenses.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally.
15                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds.
Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
■	Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible
16                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Municipal Securities. The Fund may invest in municipal securities. Municipal securities are fixed-income securities primarily issued by states, cities, counties and other governmental entities in the United States to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects, or financing public facilities. The interest received from most municipal bonds is exempt from federal, state or local income taxes in the municipalities where the bonds are issued, however the Fund can invest in municipal securities because the investment adviser believes they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.
Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk and credit risk. The value of the Fund’s investment in municipal securities will be highly sensitive to events affecting the fiscal stability of the states, municipalities, agencies, authorities and other instrumentalities that issue the municipal securities. In particular, economic, legislative, regulatory or political developments affecting the ability of a state’s issuers to pay interest or repay principal may significantly affect the value of the Fund’s investments in these securities. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, or changes in the credit ratings assigned to the state’s municipal issuers. Other occurrences, such as catastrophic natural disasters, can also adversely affect a state’s fiscal stability. National economic crises, such as occurred in the latter half of 2008 and early 2009, may cause deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that can cause many states to operate under significant financial stress.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.
Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.
Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Defaulted Securities. The Fund may purchase defaulted securities if the investment adviser believes that there is potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. Notwithstanding the investment adviser’s belief about the resumption of income payments or realization of income, the purchase of defaulted securities is highly speculative and involves a high degree of risk, including the risk of a substantial or complete loss of the Fund’s investment.
Subordinated Debt Obligations. The Fund can purchase fixed-rate and adjustable-rate subordinated debt obligations issued by U.S. or foreign entities. The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. The Fund can invest a variable amount of its net assets in investments, including subordinated debt obligations, rated below “B.” See “Credit Quality Standards for Senior Loans” above. Subordinated debt obligations do not have the same level of priority as Senior Loans and accordingly involve more risk than Senior Loans. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations to the holders of its subordinated debt.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or
17                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.62% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Hemant Baijal (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since 2011.
■	Christopher (Chris) Kelly, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Kelly managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2015. Prior to joining OppenheimerFunds, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from 2012 to 2015.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable
18                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal
19                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco
20                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
21                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

Consolidated Financial Highlights
The consolidated financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The consolidated financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The consolidated financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 4.66	$ 5.13	$ 4.94	$ 4.88	$ 5.30
Income (loss) from investment operations:
Net investment income[1]	0.24	0.25	0.22	0.20	0.23
Net realized and unrealized gain (loss)	0.26	(0.47)	0.09	0.11	(0.34)
Total from investment operations	0.50	(0.22)	0.31	0.31	(0.11)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.25)	(0.12)	(0.25)	(0.31)
Net asset value, end of period	$ 4.97	$ 4.66	$ 5.13	$ 4.94	$ 4.88
Total Return, at Net Asset Value[2]	10.80%	(4.40)%	6.27%	6.53%	(2.26)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$395,324	$346,707	$393,337	$401,308	$429,710
Average net assets (in thousands)	$390,297	$385,157	$400,945	$416,054	$510,765
Ratios to average net assets:[3]
Net investment income[4]	4.86%	5.07%	4.40%	4.00%	4.51%
Expenses excluding specific expenses listed below	0.82%	0.88% [5]	0.82% [5]	0.79% [5]	0.76% [5]
Interest and fees from borrowings[6]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[7]	0.82%	0.88% [5]	0.82% [5]	0.79% [5]	0.76% [5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%	0.81% [5]	0.76% [5]	0.74% [5]	0.73% [5]
Portfolio turnover rate[8,9]	134%	68%	74%	80%	79%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
5.	Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.86%
Year Ended December 31, 2018	0.90%
Year Ended December 31, 2017	0.83%
Year Ended December 31, 2016	0.80%
Year Ended December 31, 2015	0.77%
8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:
	Purchase Transactions	Sale Transactions
Year Ended December 31, 2019	$2,177,497,748	$2,279,114,634
Year Ended December 31, 2018	$2,370,164,194	$2,399,236,376
Year Ended December 31, 2017	$2,271,944,419	$2,153,905,799
Year Ended December 31, 2016	$1,798,210,272	$1,766,445,159
Year Ended December 31, 2015	$1,225,140,927	$1,266,426,777
9. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
22                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 4.80	$ 5.27	$ 5.07	$ 5.00	$ 5.42
Income (loss) from investment operations:
Net investment income[1]	0.23	0.24	0.22	0.19	0.23
Net realized and unrealized gain (loss)	0.27	(0.48)	0.08	0.12	(0.35)
Total from investment operations	0.50	(0.24)	0.30	0.31	(0.12)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.23)	(0.10)	(0.24)	(0.30)
Net asset value, end of period	$ 5.13	$ 4.80	$ 5.27	$ 5.07	$ 5.00
Total Return, at Net Asset Value[2]	10.61%	(4.54)%	6.04%	6.27%	(2.49)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$ 736,339	$1,081,833	$1,277,689	$1,284,022	$1,375,143
Average net assets (in thousands)	$1,015,322	$1,196,988	$1,295,999	$1,332,343	$1,496,350
Ratios to average net assets:[3]
Net investment income[4]	4.60%	4.82%	4.15%	3.75%	4.26%
Expenses excluding specific expenses listed below	1.08%	1.13% [5]	1.07% [5]	1.04% [5]	1.01% [5]
Interest and fees from borrowings[6]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[7]	1.08%	1.13% [5]	1.07% [5]	1.04% [5]	1.01% [5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.02%	1.06% [5]	1.01% [5]	0.99% [5]	0.98% [5]
Portfolio turnover rate[8,9]	134%	68%	74%	80%	79%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
5.	Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
6.	Less than 0.005%.
7.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.12%
Year Ended December 31, 2018	1.15%
Year Ended December 31, 2017	1.08%
Year Ended December 31, 2016	1.05%
Year Ended December 31, 2015	1.02%
8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:
	Purchase Transactions	Sale Transactions
Year Ended December 31, 2019	$2,177,497,748	$2,279,114,634
Year Ended December 31, 2018	$2,370,164,194	$2,399,236,376
Year Ended December 31, 2017	$2,271,944,419	$2,153,905,799
Year Ended December 31, 2016	$1,798,210,272	$1,766,445,159
Year Ended December 31, 2015	$1,225,140,927	$1,266,426,777
9. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
23                                  Invesco Oppenheimer V.I. Global Strategic Income Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Global Strategic Income Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIGLSI-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Government Money Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Government Money Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek income consistent with stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.12	0.12 [1]
...
Total Annual Fund Operating Expenses	0.54	0.79
...
Fee Waiver and/or Expense Reimbursement[2]	0.04	0.04
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50	0.75
...
1	“Other Expenses” have been restated to reflect current fees.
2	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.50% and 0.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$51	$169	$298	$673
...
Series II shares	$77	$248	$435	$974
...
Principal Investment Strategies of the Fund
The Fund is a money market fund that intends to qualify as a “government money market fund,” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the Investment Company Act). As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The securities in which the Fund invests may have fixed, floating or variable interest rates. The Fund may also invest in affiliated and unaffiliated government money market funds. Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings, if any, for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The 80% investment policy is a non-fundamental investment policy and will not be changed without 60 days’ advance notice to shareholders.
Principal Risks of Investing in the Fund
All investments carry risks to some degree. The Fund’s investments are subject to changes in their value from a number of factors. However, the Fund’s investments must meet the special rules under federal law for money market funds. Those requirements relate to high credit quality, a short average maturity and diversification of the Fund’s investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund’s portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund’s yield will likely be lower than the yield on longer-term fixed-income funds.
Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund’s shares could fall below $1.00 per share.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaran- teed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will pro- vide financial support to the Fund at any time.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government

1                                  Invesco Oppenheimer V.I. Government Money Fund

securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Risks of Repurchase Agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. If the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund’s ability to liquidate the collateral may be delayed or limited.
Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities.
■	Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities.
■	Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell securities at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the securities’ prices, particularly for lower-rated and unrated securities.
An unexpected increase in redemptions by Fund shareholders, (including requests from shareholders who may own a significant percentage of the Fund’s shares) which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Additionally, there can be no assurance that the Fund’s affiliates will purchase assets from the Fund that become distressed (if any), make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. The failure of any money market fund to maintain a stable net asset value, could place increased redemption pressure on other money market funds, including the Fund.
Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield. The rate of the Fund’s income will vary from day to day, generally reflecting changes in short-term interest rates and in the fixed-income securities market. There is no assurance that the Fund will achieve its investment objective.
Cash Risk. As a government money market fund, the Fund will likely hold some of its assets in cash, which may negatively affect the Fund’s performance. Maintaining cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Risk of Investing in Floating and Variable Rate Obligations. Some fixed- income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Large Shareholder Transactions Risk. Large transactions by share- holders can impact the Fund’s expense ratio, yield and potentially its net asset value. A large redemption of Fund shares by a large shareholder may have a negative effect on the Fund’s net asset value and yield, as the Fund may be forced to sell a large portion of its portfolio holdings at an inopportune time. A large redemption of Fund shares may also result in an increase in the Fund’s expense ratio, since a large redemption may result in the Fund’s current expenses being allocated over a smaller asset base. In order to be able to meet reasonably foreseeable requests for redemptions of Fund shares, the Fund may be required to consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. This may require the Fund to maintain sufficiently liquid assets in lower-yielding securities that are easier to sell, which may have a negative impact on the Fund’s yield. Similarly, a large purchase of Fund shares by a large shareholder may have a negative effect on the Fund’s yield, as the Fund may be unable to deploy a larger cash position into new investments as quickly as it could with a smaller cash position. Large transactions may also increase transaction costs.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the
2                                  Invesco Oppenheimer V.I. Government Money Fund

attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Government Money Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares of the predecessor fund, which are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund after the close of business on May 24, 2019. Series II shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Series I shares, which have been restated to reflect the Rule 12b-1 fees applicable to Series II shares. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Effective April 29, 2016, the predecessor fund changed its investment strategy from a prime money market strategy to a strategy that classified the predecessor fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act. Performance shown prior to that date reflects the predecessor fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the predecessor fund (and therefore the Fund) is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the predecessor fund’s conversion to a government money market fund.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its
Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended June 30, 2019): 0.53%
Worst Quarter (ended December 31, 2016): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (4/3/1985)	1.71%	0.69%	0.35%
...
Series II shares[1]: Inception (5/24/2019)	1.46	0.44	0.10
...
1	Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waiver and/or expense reimbursements.
Invesco Oppenheimer V.I. Government Money Fund’s seven day yield on December 31, 2019, was 1.11%.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
3                                  Invesco Oppenheimer V.I. Government Money Fund

The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Money Market Instruments. As a government money market fund, the Fund invests 99.5% of its total assets in cash, government securities and/ or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). As a government money market fund, the Fund invests in securities meeting the quality, maturity, diversification and other standards that apply to money market funds under the Investment Company Act. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund’s shares could fall below $1.00 per share.
The Fund’s investments in U.S. government securities include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. Securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit of the U.S. government. Securities issued by certain other U.S. government agencies or instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury and some are supported only by the credit of the particular instrumentality.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Although these securities are backed by the full faith and credit of the United States, circum- stances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.
The Fund will not enter into a repurchase agreement that will cause more than 5% of its total assets to be subject to repurchase agreements maturing in more than seven calendar days. Subject to the portfolio requirements of Rule 2a-7, there is no limit on the amount of the Fund’s assets that may be subject to repurchase agreements of seven days or less.
Risks of Money Market Instruments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. In addition to the risks described elsewhere in this prospectus, money market instruments may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rap- idly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans
4                                  Invesco Oppenheimer V.I. Government Money Fund

that under- lie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality, Maturity and Liquidity Standards. The Fund’s investments must meet the risk-limiting standards applicable to “government for money market funds” under the Investment Company Act.
Credit Quality. In general, the Fund buys only eligible securities that the investment adviser, as delegee of the Board, determines present minimal credit risks to the Fund. In making this determination, the investment adviser considers the capacity of an issuer or guarantor to meet its financial obligations. Such analysis must include, to the extent appropriate, the issuer’s or guarantor’s: (i) financial condition; (ii) sources of liquidity; (iii) ability to react to future events (e.g., the ability to repay debt in a highly adverse situation); and (iv) competitive position within its industry.
Maturity. A security’s maturity must not exceed 397 calendar days (13 months), unless it is subject to an agreement or demand feature that permits the Fund to recover the principal amount of the security at specified times not exceeding 397 calendar days from purchase. Variable or floating rate obligations that are government securities enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument. The Fund must maintain a dollar-weighted average portfolio maturity of not more than 60 calendar days and a weighted average life to maturity of portfolio securities of not more than 120 calendar days.
Liquidity. The Fund will seek to maintain at least 10% of its total assets in “daily liquid assets” (as defined in Rule 2a-7) and 30% of its total assets in “weekly liquid assets” (as defined in Rule 2a-7).
Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Addition- ally, there can be no assurance that the Fund’s affiliates will purchase assets from the Fund that become distressed (if any), make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.
Cash Risk. As a government money market fund, the Fund will likely hold some of its assets in cash in an account with its custodian bank. Holding uninvested cash positions may affect the Fund’s performance negatively. In addition, maintaining cash balances may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances.
Floating Rate and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates. The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank’s prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument’s rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. A floating rate or variable rate obligation may meet the required credit quality standards by reason of being
5                                  Invesco Oppenheimer V.I. Government Money Fund

backed by a letter of credit or guarantee issued by a bank that meets those quality standards.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities (as defined in Rule 2a-7) for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid. The Fund will not invest more than 5% of its total assets in illiquid or restricted investments. The Adviser monitors the Fund’s holdings of illiquid investments on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds.
Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Portfolio Holdings
Information concerning the Fund's portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
6                                  Invesco Oppenheimer V.I. Government Money Fund

Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.42% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
With respect to the Fund, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (Fund Board) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the board of trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s board of trustees has the authority to suspend redemptions of Fund shares.
Excessive Short-Term Trading Activity Disclosure
The Fund Board has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Fund Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Fund Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of the Fund.
■	The Fund's portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
■	Because the Fund seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee their net asset value will always remain at $1.00 per share. The Fund will generally determine the net asset value of its shares at 4:00 p.m. Eastern Time on each business day. A business day for the Fund is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if SIFMA recommends that government securities dealers close early. If the Fund uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners
7                                  Invesco Oppenheimer V.I. Government Money Fund

should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares dividends from net investment income, if any, daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25%
per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
8                                  Invesco Oppenheimer V.I. Government Money Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gain (loss)	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return, at Net Asset Value[3]	1.71%	1.35%	0.39%	0.01%	0.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$ 369,759	$3,055,726	$425,604	$ 541,970	$2,648,636
Average net assets (in thousands)	$1,155,434	$ 952,018	$488,532	$1,470,447	$1,144,581
Ratios to average net assets:[4]
Net investment income	1.82%	1.54%	0.39%	0.01%	0.01%
Total expenses[5]	0.54%	0.56%	0.59%	0.55%	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%	0.50%	0.50%	0.35%	0.19%

1.	Calculated based on the average shares outstanding during the period.
2.	Less than $0.005 per share
3.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
4.	Annualized for periods less than one full year.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.54%
Year Ended December 31, 2018	0.56%
Year Ended December 31, 2017	0.59%
Year Ended December 31, 2016	0.55%
Year Ended December 31, 2015	0.53%
9                                  Invesco Oppenheimer V.I. Government Money Fund

Series II Shares	Period Ended December 31, 2019[1]
Per Share Operating Data
Net asset value, beginning of period	$ 1.00
Income (loss) from investment operations:
Net investment income[2]	0.01
Net realized and unrealized gain	0.00 [3]
Total from investment operations	0.01
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)
Net asset value, end of period	$ 1.00
Total Return, at Net Asset Value[4]	0.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$ 10
Average net assets (in thousands)	$ 10
Ratios to average net assets:[5]
Net investment income	1.61%
Total expenses[6]	0.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.72%

1.	For the period from May 24, 2019 (commencement of operations) to December 31, 2019.
2.	Calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
5.	Annualized for periods less than one full year.
6.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Period Ended December 31, 2019	0.72%
10                                  Invesco Oppenheimer V.I. Government Money Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. For the 1st and 3rd quarters, the Fund’s portfolio holdings report will be filed with the SEC as an exhibit to the Fund’s reports on Form N-PORT. For the 2nd and 4th quarters, the list appears in the Fund’s semi-annual and annual reports to shareholders. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form
N-MFP, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Government Money Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIGMKT-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. International Growth Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. International Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.95%	0.95%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.18	0.18
...
Total Annual Fund Operating Expenses	1.13	1.38
...
Fee Waiver and/or Expense Reimbursement[1]	0.13	0.13
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00	1.25
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 1.00% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$102	$346	$610	$1,363
...
Series II shares	$127	$424	$743	$1,646
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its total assets in foreign companies. The Fund mainly invests in “growth companies,” which are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market.
The Fund may invest up to 25% of its total assets in emerging markets. The Fund considers an issuer to be located in an emerging market if it is organized under the laws of an emerging country; its principal securities trading market is in an emerging market; or at least 50% of the issuer’s non-current assets, capitalization, gross revenue or profit is derived from assets or activities located in emerging markets (directly or indirectly). From time to time, the Fund may place greater emphasis on investing in one or more particular industries, countries, or regions, such as Asia, Europe or Latin America.
The Fund’s portfolio managers look primarily for high growth potential using a “bottom up” investment approach on a company-by-company basis. That approach looks at the investment performance of individual stocks before considering the impact of general or industry specific economic trends. It includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry.
The portfolio managers currently focus on the following factors: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among countries, companies and industries to seek to reduce the risks of foreign investing, such as currency fluctuations and market volatility. The consideration of those factors may vary in particular cases and may change over time.
The portfolio managers also consider the effects of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria, which may change over time. The portfolio managers monitor individual issuers for changes in these factors, which may trigger, but does not require, a decision to sell a security.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest in both smaller, less well-known companies and larger, more established companies that the portfolio managers believe have favorable prospects for capital growth relative to the market. The Fund currently invests a substantial portion of its assets in stocks of small- to mid-sized companies. The price of those stocks may be more volatile than the price of stocks issued by larger companies.
The Fund primarily invests in common stock but may also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Fund typically does not invest in debt securities to a significant degree but can invest up to 20% of its total assets in debt securities when the portfolio managers believe that it is appropriate to do so in order to seek the Fund’s objective. The Fund can invest up to 15% of its total assets in debt securities that are below investment grade, commonly referred to as “junk bonds.”

1                                  Invesco Oppenheimer V.I. International Growth Fund

The Fund can also use derivative instruments, such as options, futures, forwards and swaps, to seek higher investment returns or to try to manage investment risks.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry),fund share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies
2                                  Invesco Oppenheimer V.I. International Growth Fund

that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended September 30, 2010): 16.00%
Worst Quarter (ended September 30, 2011): -18.00%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/13/1992)	28.60%	5.79%	7.26%
...
Series II shares: Inception (3/19/2001)	27.95	5.48	6.98
...
MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	21.51	5.51	4.97
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
George R. Evans, CFA	Portfolio Manager (lead)	2019 (predecessor fund 1999)
...
Robert B. Dunphy, CFA	Portfolio Manager	2019 (predecessor fund 2012)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
3                                  Invesco Oppenheimer V.I. International Growth Fund

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
■	Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Foreign Investing. The Fund may buy stocks and other equity securities of companies that are domiciled or that have their primary operations in a foreign country or countries. The Fund considers securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets, and securities of foreign issuers that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements, to be “foreign
4                                  Invesco Oppenheimer V.I. International Growth Fund

securities” for purposes of its investment allocations. The Fund may also buy debt securities, primarily convertible debt securities, issued by foreign companies. It may buy debt securities issued by foreign governments or their agencies, but debt securities are not expected to be a main investment strategy of the Fund.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
5                                  Invesco Oppenheimer V.I. International Growth Fund

■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s withdrawal from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as
6                                  Invesco Oppenheimer V.I. International Growth Fund

the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds. Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Investing in Special Situations. At times, investment benefit may be sought from what a portfolio manager considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Debt Securities. The Fund may invest in debt securities, including: securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; or foreign sovereigns; and foreign and domestic corporate bonds, notes and debentures. The Fund may select debt securities for their income possibilities, capital appreciation or to help cushion fluctuations in the value of its portfolio. Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1%
7                                  Invesco Oppenheimer V.I. International Growth Fund

increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”)
8                                  Invesco Oppenheimer V.I. International Growth Fund

generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
■	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
■	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
■	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
■	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Investing in Domestic Securities. The Fund can invest in common and preferred stocks and debt securities of U.S. companies. It can also hold U.S. corporate and government debt securities for defensive and liquidity purposes. Under normal market conditions, the Fund does not expect to invest more than 10% of its total assets in securities of U.S. issuers.
Passive Foreign Investment Companies. Because some foreign countries limit or prohibit all direct foreign investment in companies domiciled there, government authorized or organized funds may be the primary or only way to invest in those countries. Subject to the limits under the Investment Company Act of 1940, the Fund may invest in foreign mutual funds to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment. Foreign mutual funds are generally deemed to be passive foreign investment companies (PFICs), since nearly all of the income of a mutual fund is passive income. Some of the other foreign corporations that the Fund may invest in may also be considered PFICs.
Under U.S. tax laws, PFICs are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.
Unless the Fund makes an election with respect to its investment in a PFIC, which election may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or
9                                  Invesco Oppenheimer V.I. International Growth Fund

loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. The Fund makes every effort to ensure compliance with federal tax reporting of these investments; however, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide the Fund with all information required to report, or make an election with respect to, such investment.
Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures and forward contracts are some of the types of derivatives the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
10                                  Invesco Oppenheimer V.I. International Growth Fund

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.82% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	George R. Evans, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Evans managed the predecessor fund since 1999 and was associated with OppenheimerFunds, a global asset management firm, since 1993.
■	Robert B. Dunphy, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Dunphy managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable
11                                  Invesco Oppenheimer V.I. International Growth Fund

product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the
12                                  Invesco Oppenheimer V.I. International Growth Fund

basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those
13                                  Invesco Oppenheimer V.I. International Growth Fund

investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

MSCI ACWI ex USA Index is an index considered representative of developed and emerging stock markets, excluding the U.S.
14                                  Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 2.03	$ 2.59	$ 2.08	$ 2.20	$ 2.31
Income (loss) from investment operations:
Net investment income[1]	0.02	0.02	0.02	0.03	0.03
Net realized and unrealized gain (loss)	0.54	(0.51)	0.52	(0.08)	0.06
Total from investment operations	0.56	(0.49)	0.54	(0.05)	0.09
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.02)	(0.02)	(0.03)	(0.02)	(0.03)
Distributions from net realized gain	(0.12)	(0.05)	0.00	(0.05)	(0.17)
Total dividends and/or distributions to shareholders	(0.14)	(0.07)	(0.03)	(0.07)	(0.20)
Net asset value, end of period	$ 2.45	$ 2.03	$ 2.59	$ 2.08	$ 2.20
Total Return, at Net Asset Value[2]	28.60%	(19.42)%	26.29%	(2.12)%	3.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$221,944	$267,220	$360,417	$301,559	$317,547
Average net assets (in thousands)	$236,960	$325,080	$339,999	$305,269	$343,347
Ratios to average net assets:[3]
Net investment income	0.91%	0.83%	0.87%	1.24%	1.08%
Expenses excluding specific expenses listed below	1.13%	1.10%	1.08%	1.09%	1.08%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.13%	1.10%	1.08%	1.09%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Portfolio turnover rate[6]	51%	25%	27%	15%	24%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.13%
Year Ended December 31, 2018	1.10%
Year Ended December 31, 2017	1.08%
Year Ended December 31, 2016	1.09%
Year Ended December 31, 2015	1.08%
6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
15                                  Invesco Oppenheimer V.I. International Growth Fund

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 2.12	$ 2.70	$ 2.16	$ 2.29	$ 2.40
Income (loss) from investment operations:
Net investment income[1]	0.02	0.01	0.01	0.02	0.02
Net realized and unrealized gain (loss)	0.56	(0.52)	0.56	(0.08)	0.06
Total from investment operations	0.58	(0.51)	0.57	(0.06)	0.08
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.02)	(0.02)	(0.03)	(0.02)	(0.02)
Distributions from net realized gain	(0.12)	(0.05)	0.00	(0.05)	(0.17)
Total dividends and/or distributions to shareholders	(0.14)	(0.07)	(0.03)	(0.07)	(0.19)
Net asset value, end of period	$ 2.56	$ 2.12	$ 2.70	$ 2.16	$ 2.29
Total Return, at Net Asset Value[2]	27.95%	(19.55)%	26.44%	(2.72)%	3.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$252,753	$199,636	$239,042	$175,633	$169,292
Average net assets (in thousands)	$228,869	$231,130	$213,440	$174,834	$165,226
Ratios to average net assets:[3]
Net investment income	0.67%	0.58%	0.60%	0.99%	0.79%
Expenses excluding specific expenses listed below	1.38%	1.35%	1.33%	1.34%	1.33%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.38%	1.35%	1.33%	1.34%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Portfolio turnover rate[6]	51%	25%	27%	15%	24%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.38%
Year Ended December 31, 2018	1.35%
Year Ended December 31, 2017	1.33%
Year Ended December 31, 2016	1.34%
Year Ended December 31, 2015	1.33%
6.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
16                                  Invesco Oppenheimer V.I. International Growth Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. International Growth Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIIGR-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Main Street Fund®
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Main Street Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.65%	0.65%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.17	0.17
...
Total Annual Fund Operating Expenses	0.82	1.07
...
Fee Waiver and/or Expense Reimbursement[1]	0.02	0.02
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80	1.05
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 82	$260	$453	$1,012
...
Series II shares	$107	$338	$588	$1,304
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund currently focuses on “larger capitalization” issuers, which are considered to be companies with market capitalizations equal to the companies in the Russell 1000 Index. The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. Quantitative models are used as part of the idea generation process to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry),fund share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations,

1                                  Invesco Oppenheimer V.I. Main Street Fund®

availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Risks of Quantitative Models. The portfolio managers use quantitative models as part of the security selection process. Quantitative models use portfolio construction and risk management tools to systematically evaluate individual securities based on certain factors. Such models can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco Oppenheimer V.I. Main Street Fund®

Annual Total Returns
Best Quarter (ended March 31, 2012): 15.26%
Worst Quarter (ended December 31, 2018): -13.77%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (7/5/1995)	32.08%	10.41%	12.50%
...
Series II shares: Inception (7/13/2000)	31.74	10.14	12.21
...
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49	11.70	13.56
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Manind ("Mani”) Govil	Portfolio Manager (lead)	2019 (predecessor fund 2009)
...
Benjamin Ram	Portfolio Manager	2019 (predecessor fund 2009)
...
Paul Larson	Portfolio Manager	2019 (predecessor fund 2014)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Quantitative Models. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more
3                                  Invesco Oppenheimer V.I. Main Street Fund®

limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Value Investing. Value investing seeks stocks that are priced below their intrinsic or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Growth Investing. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings into research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases.
Risks of Growth Investing If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
4                                  Invesco Oppenheimer V.I. Main Street Fund®

Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds. Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as “master limited partnerships” or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.
Exchange-Traded Funds (ETFs). The Fund can invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange and traded like stocks. The Fund might do so as a way of gaining exposure to securities represented by the ETF’s portfolio at times when the Fund may not be able to buy those securities directly, or it might do so in order to equitize cash positions. As a shareholder of an ETF, the Fund would be subject to its ratable share of that ETF’s expenses, including its advisory and administration expenses. At the same time, the Fund would bear its own management fees and expenses. Similar to a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF. Because ETFs are listed on national stock exchanges and traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. An active market for the ETF may not develop. Additionally, market trading in the ETF may be halted under certain circumstances. Furthermore, investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The Fund’s investments in the shares of ETFs are subject to the limits that apply to investments in investment companies under the Investment Company Act of 1940 or any exemptive relief therefrom. The Fund does not intend to invest in ETFs unless the investment adviser believes that the potential benefits of the investment justify the expenses.
Debt Securities. The Fund does not focus on debt securities as a principal investment strategy; however, debt securities are one of the other investments that the Fund may use. The Fund may invest in debt securities to seek income, for liquidity or for hedging purposes.
The debt securities the Fund buys may be of any maturity. The Fund can invest up to 25% of its total assets in debt securities that are rated below investment-grade. The Fund cannot invest more than 10% of its assets in below-investment-grade non-convertible debt securities and currently does not intend to invest more than 10% of its assets in below-investment-grade debt securities of any type.
Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus
5                                  Invesco Oppenheimer V.I. Main Street Fund®

more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary
6                                  Invesco Oppenheimer V.I. Main Street Fund®

services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
■	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
■	Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
■	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
■	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including in developing or emerging market countries. While there is no limit on the Fund’s foreign investments, the Fund does not currently plan to invest a significant amount of its assets in securities of foreign issuers but may do so in the future.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be
7                                  Invesco Oppenheimer V.I. Main Street Fund®

more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world.
Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
8                                  Invesco Oppenheimer V.I. Main Street Fund®

The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Options, futures, options on futures, options on indices, and forward contracts are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.63% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Manind ("Mani”) Govil (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Govil managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
9                                  Invesco Oppenheimer V.I. Main Street Fund®

■	Benjamin Ram, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Ram managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
■	Paul Larson, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Larson managed the predecessor fund since 2016 and was associated with OppenheimerFunds, a global asset management firm, since 2013.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
10                                  Invesco Oppenheimer V.I. Main Street Fund®

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance
11                                  Invesco Oppenheimer V.I. Main Street Fund®

companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
12                                  Invesco Oppenheimer V.I. Main Street Fund®

You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
13                                  Invesco Oppenheimer V.I. Main Street Fund®

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 26.82	$ 32.25	$ 28.41	$ 29.24	$ 33.61
Income (loss) from investment operations:
Net investment income[1]	0.32	0.32	0.34	0.33	0.33
Net realized and unrealized gain (loss)	7.73	(2.55)	4.41	2.76	0.80
Total from investment operations	8.05	(2.23)	4.75	3.09	1.13
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.34)	(0.38)	(0.39)	(0.34)	(0.32)
Distributions from net realized gain	(5.09)	(2.82)	(0.52)	(3.58)	(5.18)
Total dividends and/or distributions to shareholders	(5.43)	(3.20)	(0.91)	(3.92)	(5.50)
Net asset value, end of period	$ 29.44	$ 26.82	$ 32.25	$ 28.41	$ 29.24
Total Return, at Net Asset Value[2]	32.03%	(7.89)%	16.91%	11.62%	3.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$570,821	$485,230	$561,555	$485,196	$518,456
Average net assets (in thousands)	$546,812	$543,152	$535,770	$502,522	$541,020
Ratios to average net assets:[3]
Net investment income	1.11%	1.03%	1.12%	1.16%	1.05%
Expenses excluding specific expenses listed below	0.82%	0.80%	0.78%	0.79%	0.78%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	0.82%	0.80%	0.78%	0.79%	0.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80% [6]	0.78% [6]	0.79% [6]	0.78% [6]
Portfolio turnover rate[7]	43%	65%	35%	33%	44%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.82%
Year Ended December 31, 2018	0.80%
Year Ended December 31, 2017	0.78%
Year Ended December 31, 2016	0.79%
Year Ended December 31, 2015	0.78%
6.	Waiver was less than 0.005%.
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
14                                  Invesco Oppenheimer V.I. Main Street Fund®

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 26.51	$ 31.91	$ 28.12	$ 28.98	$ 33.33
Income (loss) from investment operations:
Net investment income[1]	0.25	0.24	0.26	0.26	0.25
Net realized and unrealized gain (loss)	7.64	(2.53)	4.37	2.72	0.80
Total from investment operations	7.89	(2.29)	4.63	2.98	1.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.26)	(0.29)	(0.32)	(0.26)	(0.22)
Distributions from net realized gain	(5.09)	(2.82)	(0.52)	(3.58)	(5.18)
Total dividends and/or distributions to shareholders	(5.35)	(3.11)	(0.84)	(3.84)	(5.40)
Net asset value, end of period	$ 29.05	$ 26.51	$ 31.91	$ 28.12	$ 28.98
Total Return, at Net Asset Value[2]	31.74%	(8.10)%	16.63%	11.30%	3.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$731,463	$631,398	$785,379	$772,594	$715,328
Average net assets (in thousands)	$711,914	$740,691	$788,342	$725,836	$757,218
Ratios to average net assets:[3]
Net investment income	0.86%	0.78%	0.87%	0.94%	0.80%
Expenses excluding specific expenses listed below	1.07%	1.05%	1.03%	1.04%	1.03%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.07%	1.05%	1.03%	1.04%	1.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.05% [6]	1.03% [6]	1.04% [6]	1.03% [6]
Portfolio turnover rate[7]	43%	65%	35%	33%	44%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.07%
Year Ended December 31, 2018	1.05%
Year Ended December 31, 2017	1.03%
Year Ended December 31, 2016	1.04%
Year Ended December 31, 2015	1.03%
6.	Waiver was less than 0.005%.
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
15                                  Invesco Oppenheimer V.I. Main Street Fund®

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Main Street Fund® SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIMST-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.68%	0.68%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.18	0.18
...
Total Annual Fund Operating Expenses	0.86	1.11
...
Fee Waiver and/or Expense Reimbursement[1]	0.06	0.06
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80	1.05
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 82	$268	$471	$1,055
...
Series II shares	$107	$347	$606	$1,346
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index. The capitalization range of that index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell 2000® Index generally widens over time and it is reconstituted annually to preserve its market cap characteristics. The Fund measures a company’s capitalization at the time the Fund buys a security and is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition. Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country.
The Fund primarily invests in common stock but may also invest in other types of securities that are consistent with its investment objective.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broad diversification across all major eco- nomic sectors. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.
Quantitative models are used as part of the idea generation process to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis.
In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. The portfolio managers might sell a security if the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

1                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry),fund share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.
Risks of Quantitative Models. The portfolio managers use quantitative models as part of the security selection process. Quantitative models use portfolio construction and risk management tools to systematically evaluate individual securities based on certain factors. Such models can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Annual Total Returns
Best Quarter (ended December 31, 2011): 15.23%
Worst Quarter (ended September 30, 2011): -21.16%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (5/1/1998)	26.47%	7.54%	12.45%
...
Series II shares: Inception (7/16/2001)	26.13	7.27	12.17
...
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52	8.23	11.83
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Matthew P. Ziehl	Portfolio Manager (co-lead)	2019 (predecessor fund 2009)
...
Adam Weiner	Portfolio Manager (co-lead)	2019 (predecessor fund 2013)
...
Raymond Anello	Portfolio Manager	2019 (predecessor fund 2011)
...
Joy Budzinski	Portfolio Manager	2019 (predecessor fund 2013)
...
Kristin Ketner Pak	Portfolio Manager	2019 (predecessor fund 2013)
...
Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2013)
...
Raman Vardharaj	Portfolio Manager	2019 (predecessor fund 2009)
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Small-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Smaller companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the
3                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

financial strength to sustain them through business downturns or adverse market conditions. Since smaller companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short- term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap,” “mid-cap” or “large-cap” company may change over time as well. After the Fund buys the security of an individual company, that company may expand or contract and no longer fall within the designated capitalization range. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased beyond the Fund’s capitalization-range definition, it might sell some of those holdings to try to adjust the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is some- times referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Quantitative Models. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds. Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Mid-Cap Companies. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. While mid-cap companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements than larger companies. Mid-cap companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of mid-cap companies may be subject to wider price fluctuations and may be less liquid than securities of larger exchange-traded issuers, meaning it might be harder for the Fund to dispose of those holdings at an acceptable price when it wants to sell them. Mid-cap companies may have less established markets for their products or services and may have fewer customers and product lines than larger companies. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Mid-cap companies may have unseasoned management or less depth in
4                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of unseasoned companies may be particularly volatile, especially in the short term and in periods of market instability, and may have limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a mid-cap company, if any gain is realized at all.
The Fund measures the market capitalization of an issuer at the time of investment. Because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “mid-cap” company may change over time as well. After the Fund buys their securities, individual companies may grow and no longer fall within the Fund’s definition of a “mid-cap” issuer. Although the Fund is not required to sell the securities of companies whose market capitalizations have grown beyond the Fund’s mid-cap definition, it might sell some of those holdings to try to lower the dollar-weighted median capitalization of its portfolio.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Other Equity Securities. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.
Other Capitalization Ranges. If the Adviser believes they offer opportunities for growth, up to 20% of the Fund’s net assets may be invested in securities of mid-cap and large-cap companies.
Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including in developing or emerging market countries. While there is no limit on the Fund’s foreign investments, the Fund does not currently plan to invest a significant amount of its assets in securities of foreign issuers but may do so in the future.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
5                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Risks of Initial Public Offerings (IPOs). The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.
Exchange-Traded Funds (ETFs). The Fund can invest in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange and traded like stocks. The Fund might do so as a way of gaining exposure to securities represented by the ETF’s portfolio at times when the Fund may not be able to buy those securities directly, or it might do so in order to equitize cash positions. As a shareholder of an ETF, the Fund would be subject to its ratable share of that ETF’s expenses, including its advisory and administration expenses. At the same time, the Fund would bear its own management fees and expenses. Similar to a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF. Because ETFs are listed on national stock exchanges and traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. An active market for the ETF may not develop. Additionally, market trading in the ETF may be halted under certain circumstances. Furthermore, investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The Fund’s investments in the shares of ETFs are subject to the limits that apply to investments in investment companies under the Investment Company Act of 1940 or any exemptive relief therefrom. The Fund does not intend to invest in ETFs unless the investment adviser believes that the potential benefits of the investment justify the expenses.
Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as “master limited partnerships” or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general
6                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

partners, who conduct the business, and one or more limited partners, who contribute capital. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.
Investments in Real Estate Securities. The Fund may invest in shares of real estate investment trusts (REITs), real estate operating companies (REOCs) and other real estate related securities. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs.
■	Equity REITs. Equity REITs are companies that primarily invest in real property and derive income mainly from the collection of rents. Equity REITs may also realize capital gains by investing in and selling proper- ties that have appreciated in value.
■	Mortgage REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
■	Hybrid REITs. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.
Because the Fund can invest in the real estate industry, its performance may be linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including: disruptions to real estate sales markets, increased vacancies or declining rents, negative economic developments affecting businesses or individuals, increased real estate operating costs, lower real estate demand, oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor company management, or other factors that affect companies in general. Smaller REIT companies may be subject to greater risks than larger REIT companies. The Fund’s investments in real estate securities could cause it to perform poorly during a downturn in that industry.
Derivative Investments. The Fund may at times invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks for hedging purposes or to seek investment return.
Options, futures, options on futures, options on indices, and forward contracts are some of the types of derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the
7                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.62% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Matthew P. Ziehl (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Ziehl managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
■	Adam Weiner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019.Prior to the commencement of the Fund’s operations, Mr. Weiner managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
■	Raymond Anello, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Anello managed the predecessor fund since 2011 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
■	Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Budzinski managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
■	Kristin Ketner Pak, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Pak managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
■	Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
■	Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Vardharaj managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
A lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
8                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale”
9                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
10                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
11                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 20.36	$ 25.79	$ 24.08	$ 21.32	$ 26.56
Income (loss) from investment operations:
Net investment income[1]	0.11	0.07	0.07	0.16	0.12
Net realized and unrealized gain (loss)	5.06	(2.07)	3.22	3.55	(1.28)
Total from investment operations	5.17	(2.00)	3.29	3.71	(1.16)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.08)	(0.22)	(0.11)	(0.23)
Distributions from net realized gain	(2.16)	(3.35)	(1.36)	(0.84)	(3.85)
Total dividends and/or distributions to shareholders	(2.21)	(3.43)	(1.58)	(0.95)	(4.08)
Net asset value, end of period	$ 23.32	$ 20.36	$ 25.79	$ 24.08	$ 21.32
Total Return, at Net Asset Value[2]	26.47%	(10.32)%	14.15%	18.05%	(5.90)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$109,695	$123,962	$152,617	$145,428	$129,104
Average net assets (in thousands)	$118,599	$150,279	$150,376	$130,889	$134,932
Ratios to average net assets:[3]
Net investment income	0.49%	0.28%	0.28%	0.74%	0.49%
Expenses excluding specific expenses listed below	0.86%	0.83%	0.80%	0.81%	0.80%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	0.86%	0.83%	0.80%	0.81%	0.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	0.80% [6]	0.80%	0.80% [6]
Portfolio turnover rate[7]	36%	45%	42%	65%	43%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.86%
Year Ended December 31, 2018	0.83%
Year Ended December 31, 2017	0.80%
Year Ended December 31, 2016	0.81%
Year Ended December 31, 2015	0.80%
6.	Waiver was less than 0.005%.
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
12                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 20.03	$ 25.42	$ 23.75	$ 21.05	$ 26.26
Income (loss) from investment operations:
Net investment income[1]	0.05	0.01	0.01	0.10	0.06
Net realized and unrealized gain (loss)	4.97	(2.03)	3.18	3.49	(1.25)
Total from investment operations	5.02	(2.02)	3.19	3.59	(1.19)
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.02)	(0.16)	(0.05)	(0.17)
Distributions from net realized gain	(2.16)	(3.35)	(1.36)	(0.84)	(3.85)
Total dividends and/or distributions to shareholders	(2.16)	(3.37)	(1.52)	(0.89)	(4.02)
Net asset value, end of period	$ 22.89	$ 20.03	$ 25.42	$ 23.75	$ 21.05
Total Return, at Net Asset Value[2]	26.13%	(10.54)%	13.91%	17.67%	(6.09)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$605,327	$735,969	$935,793	$922,037	$856,719
Average net assets (in thousands)	$772,788	$911,784	$919,475	$850,883	$927,514
Ratios to average net assets:[3]
Net investment income	0.25%	0.03%	0.03%	0.49%	0.24%
Expenses excluding specific expenses listed below	1.11%	1.08%	1.05%	1.06%	1.05%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.11%	1.08%	1.05%	1.06%	1.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.05%	1.05% [6]	1.05%	1.05% [6]
Portfolio turnover rate[7]	36%	45%	42%	65%	43%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.11%
Year Ended December 31, 2018	1.08%
Year Ended December 31, 2017	1.05%
Year Ended December 31, 2016	1.06%
Year Ended December 31, 2015	1.05%
6.	Waiver was less than 0.005%.
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
13                                  Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Main Street Small Cap Fund® SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIMSS-PRO-1

Prospectus	April 30, 2020
Series I shares and Series II shares

Invesco Oppenheimer V.I. Total Return Bond Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.59%	0.59%
...
Distribution and/or Service (12b-1) Fees	None	0.25
...
Other Expenses	0.30	0.30
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.90	1.15
...
Fee Waiver and/or Expense Reimbursement[1]	0.15	0.15
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75	1.00
...
1	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I and Series II shares to 0.75% and 1.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on May 31, 2021 and June 30, 2021, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$ 77	$272	$484	$1,094
...
Series II shares	$102	$350	$618	$1,384
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade debt securities (generally referred to as “bonds”), and in derivatives and other instruments that have economic characteristics similar to such securities. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. Debt securities can include:
■	Domestic and foreign corporate debt obligations;
■	Domestic and foreign government debt obligations, including U.S. government securities;
■	Mortgage-related securities;
■	Asset-backed securities; and
■	Other debt obligations.
The portfolio managers’ overall strategy is to build a diversified portfolio of corporate and government bonds. The Fund’s investments in U.S. government securities may include securities issued or guaranteed by the U.S. government or by its agencies or federally-chartered entities referred to as “instrumentalities.” There is no required allocation of the Fund’s assets among the classes of securities, but the Fund focuses mainly on U.S. government securities and investment-grade corporate debt securities. When market conditions change, the portfolio managers might change the Fund’s relative asset allocation.
The Fund invests in securities that are rated investment-grade at the time of purchase. Investment-grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (S&P), or Baa3 or higher by Moody’s Investors Service (Moody’s), or the equivalent by another nationally recognized statistical rating organization (NRSRO). The Fund may also invest in unrated securities, in which case the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a NRSRO. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund may also invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates

1                                  Invesco Oppenheimer V.I. Total Return Bond Fund

would be expected to cause the bond’s value to decrease about 3%. To try to decrease volatility, the Fund seeks to maintain a weighted average effective portfolio duration of three to seven years, measured on a dollar-weighted basis using the effective duration of the securities included in its portfolio and the amount invested in each of those securities. However, the duration of the portfolio might not meet that target due to market events or interest rate changes that cause debt securities to be repaid more rapidly or more slowly than expected.
The Fund may invest in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets.
The Fund may also use derivatives to seek increased returns or to try to manage investment risks. Futures, swaps, forward contracts and “structured” notes are examples of some of the types of derivatives the Fund can use.
In selecting investments for the Fund, the Fund’s portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The Fund mainly seeks income earnings on the Fund’s investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security or from other investment techniques.
The Fund may sell securities that the portfolio managers believe no longer meet the above criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic
2                                  Invesco Oppenheimer V.I. Total Return Bond Fund

factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.
Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
Risks of Restricted Securities. Securities that have limitations on their resale are referred to as “restricted securities” because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. These types of securities may require special registration and pose valuation difficulties.
Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “passthrough” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks ..Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and maybe less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Asset-Backed Securities Risk. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Total Return Bond Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the
3                                  Invesco Oppenheimer V.I. Total Return Bond Fund

“Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended September 30, 2010): 4.85%
Worst Quarter (ended December 31, 2016): -2.91%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Series I shares: Inception (4/3/1985)	9.53%	3.40%	5.36%
...
Series II shares: Inception (5/1/2002)	9.25	3.15	5.11
...
Bloomberg Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	13.80	4.39	5.32
...
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72	3.05	3.75
...
FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)	8.86	3.08	3.73
...
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2020
...
Michael Hyman	Portfolio Manager	2019
...
Todd Schomberg	Portfolio Manager	2020
...
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s), Principal Investment Strategies and Risks
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Debt Securities. The Fund may invest in debt securities, including: securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; or foreign sovereigns; and foreign and domestic corporate bonds, notes and debentures. The Fund may select debt securities for their income possibilities, capital appreciation or to help cushion fluctuations in the value of its portfolio. Debt securities may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are
4                                  Invesco Oppenheimer V.I. Total Return Bond Fund

heightened given that interest rates in the U.S. are near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
■	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
■	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices
5                                  Invesco Oppenheimer V.I. Total Return Bond Fund

have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the Statement of Additional Information.
Unrated Securities. Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Duration. The Fund expects that under normal market conditions it will seek to maintain a weighted average effective portfolio duration of three to seven years. While the Fund seeks to maintain a weighted average effective portfolio duration of three to seven years, the weighted average maturity of the Fund’s portfolio can differ from its duration target, and the Fund can hold securities having long, medium and short maturities.
Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The “maturity” of a security (the date when its principal repayment is due) differs from its effective duration, which attempts to measure the expected volatility of the security’s price to interest rate changes. The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities, and tries to maintain a weighted average effective duration of its portfolio of three to seven years, under normal market conditions (that is, when financial markets are not in an unstable or volatile state). However, duration cannot be relied on as an exact prediction of future volatility. There can be no assurance that the Fund will achieve its targeted portfolio duration.
Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities. Therefore, duration can be affected by unexpected economic events or conditions relating to a particular security. In the case of mortgage-related securities, duration calculations are based on historic rates of prepayments of underlying mortgages. If the mortgages underlying the Fund’s investments are prepaid more rapidly or more slowly than expected, the duration calculation for that security may not be correct.
U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.
Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.
U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation- Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
6                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (CMOs) are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
■	pass-through certificates issued or guaranteed by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac);
■	unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs;
■	unsecuritized conventional mortgages;
■	other mortgage-related securities; or
■	any combination of these.
Each class of CMO, referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed-rate CMOs or floating rate CMOs.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither the Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Foreign Investing. The Fund can buy a variety of securities issued by foreign governments and other foreign issuers, as well as “supra-national” entities, such as the World Bank. The Fund’s foreign investments primarily include bonds, debentures and notes. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies and may be in both developed and emerging markets. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.
Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
■	Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund’s expense ratio.
■	Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
■	Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
■	Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
■	Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign
7                                  Invesco Oppenheimer V.I. Total Return Bond Fund

securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
■	Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.
■	Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
■	Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
■	Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
■	Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
■	Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
■	Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.
■	Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
■	Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Derivative Investments. The Fund can invest in “derivative” instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.
The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
Futures, swaps and “structured” notes are some of the types of derivatives that the Fund can use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Interest Rate Futures. The Fund may use interest rate futures to manage exposure to interest rate risk or protect the Fund from fluctuations in the value of securities. An interest rate future is a contract for the future delivery of a debt security for a price based on the current value of the security. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or the specified type of debt security to settle the futures transaction at its maturity. Either party could also enter into an offsetting contract to close out the position. For example, to seek to mitigate the risk that increasing prevailing interest rates may decrease the value of the Fund’s portfolio securities, the Fund might sell a U.S. Treasury bond future obligating it to sell a U.S. Treasury bond on a future date for an amount based on the current value of the bond. If prevailing interest rates rise, the Fund would be expected to be able to enter into an offsetting contract at a gain.
Risks of Interest Rate Futures. Interest rate futures expose the Fund to price fluctuations resulting from interest rate changes. If interest rates rise when the Fund has purchased an interest rate future, the Fund could suffer a loss in its futures positions. If interest rates fall when the Fund has sold an interest rate future, the Fund could similarly suffer a loss. The
8                                  Invesco Oppenheimer V.I. Total Return Bond Fund

market value of interest rate futures may not move in concert with the value of the securities the Fund wishes to hedge or intends to purchase. Further, a lack of market liquidity could make it difficult to close out futures positions.
Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.
Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.
Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
“Structured” Notes. “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
Risks of “Structured” Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Foreign Currency Forwards and Options. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
The Fund may take positions in foreign currency and forward contracts consistent with its investment strategies or for hedging purposes.
Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund’s portfolio. At times, however, a hedging instrument’s value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.
Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.
In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. Entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.
Illiquid and Restricted Investments. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, may be considered to be “illiquid” investments. Illiquid investments may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Investments that have limitations on their resale are referred to as “restricted investments.” Certain restricted investments that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will comply with Rule 22e-4 in managing its illiquid investments. The Fund’s holdings of illiquid investments are monitored on an ongoing basis to determine whether to sell any of those investments to maintain adequate liquidity.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
9                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act of 1940. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act of 1940.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Additional Investment Information. In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Other Investment Strategies and Risks
The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund’s investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 that apply to publicly-sold mutual funds.
Failure by the Fund to meet those special requirements could cause earnings on a contract owner’s interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund’s investment decisions in a way that could reduce its performance.
Forward Rolls. The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
Zero-Coupon and Stripped Securities. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or by private issuers.
Special Considerations of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called
10                                  Invesco Oppenheimer V.I. Total Return Bond Fund

debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original lender; the Fund may invest directly in a loan by purchasing a loan by an assignment; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is described elsewhere in this prospectus.
Original Lender. The Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan.
Loan Assignments. The Fund may also purchase a loan by assignment. In a loan assignment, the Fund typically succeeds to the rights and obligations of the assigning lender under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys an assignment, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment. Occasionally, the selling lender pays a fee to the assignee. If the Fund assigns a loan, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, the Fund may be required to pay a transfer fee to the lending agent.
Participation Interests. The Fund may invest in participation interests in loans. Participation interests represent an undivided fractional interest in a loan. They are typically purchased from banks or dealers that have made the loan or have become members of the loan syndicate by purchasing the loan by assignment. When the Fund invests in a loan via a participation, the participation seller remains the lender of record under the loan agreement, and the Fund typically becomes the beneficial owner of the loan, and is entitled to receive from the participation seller any payments or other property or distributions received by the participation seller from or on behalf of the borrower of the loan. When the Fund buys a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the participation, to the lender selling the participation. Occasionally, the selling lender pays a fee to the participant. If the Fund sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to.
Recourse. When the Fund invests in loans as an original lender it will have direct recourse against the borrower in the event of a failure to pay scheduled principal or interest. When it purchases a loan by assignment, it typically succeeds to whatever rights the assigning lender had under the loan agreement, and will therefore be entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below-investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.
Interest Rates and Floating or Adjustable Rate Loans. The loans in which the Fund invests typically have floating or adjustable interest rates. For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks (referred to as the “Prime Rate”).
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.
The Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset.
The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which a fund invests cannot yet be determined.
Prepayment. The Fund has no limits as to the maturity of loans it may purchase. Senior Loans in general have a stated term of between five and seven years, and other types of loans in which the Fund may invest may have shorter or longer maturities. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return. However, any prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund’s yield. Because the interest
11                                  Invesco Oppenheimer V.I. Total Return Bond Fund

rates on floating rate loans adjust periodically, the Adviser believes that the Fund should generally be able to reinvest prepayments in floating rate loans that have yields similar to those that have been prepaid.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans may be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) shares of stock of the borrower or its subsidiaries or affiliates. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy a borrower’s obligations under a loan in full. A borrower’s subsidiaries, affiliates, shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor.
Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund.
Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid investments and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This is partly due to the nature of loans, which require a written
12                                  Invesco Oppenheimer V.I. Total Return Bond Fund

assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
Credit Quality Standards for Loans. Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be “investment grade,” they have some speculative characteristics. The Fund may invest in loans that are rated both investment grade and below-investment grade by different rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations.
Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.
While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund’s portfolio. The Adviser’s decision not to receive material, non-public information under normal circumstances may place the Fund at a disadvantage relative to other investors in loans, and could adversely affect the Fund’s investment performance. In certain cases, the Adviser may nevertheless receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of equity securities generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry) their share values may fluctuate more in response to events affecting the market for that type of security.
■	Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.
■	Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
■	Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
■	Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. The market value of a convertible security reflects both its “investment value,” which is its expected income potential, and its “conversion value,” which is its anticipated market value if it were converted. If its conversion value exceeds its investment value, the security will generally behave more like an equity security, in which case its price will tend to fluctuate with the price of the underlying common stock or other security. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, in which case the security’s price will likely increase when interest rates fall and decrease when interest rates rise. Convertible securities may offer the
13                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2019, the Adviser received compensation of 0.59% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2013.
■	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2013.
■	Todd Schomberg, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2016. From 2008 to 2016, he served as a Portfolio Manager and Vice President at Voya Investment Management.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
14                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have
15                                  Invesco Oppenheimer V.I. Total Return Bond Fund

received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser's valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
16                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Bloomberg Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
FTSE Broad Investment Grade Bond Index is a multi-asset, multicurrency benchmark that provides a broad-based measure of the global fixed income markets.
17                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the class of shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

Series I Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 7.49	$ 7.83	$ 7.67	$ 7.71	$ 7.96
Income (loss) from investment operations:
Net investment income[1]	0.23	0.25	0.19	0.23	0.27
Net realized and unrealized gain (loss)	0.48	(0.33)	0.16	0.02	(0.19)
Total from investment operations	0.71	(0.08)	0.35	0.25	0.08
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.27)	(0.26)	(0.19)	(0.29)	(0.33)
Net asset value, end of period	$ 7.93	$ 7.49	$ 7.83	$ 7.67	$ 7.71
Total Return, at Net Asset Value[2]	9.53%	(1.02)%	4.59%	3.27%	0.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,160	$74,929	$81,481	$83,405	$85,160
Average net assets (in thousands)	$74,141	$77,723	$83,239	$87,039	$89,919
Ratios to average net assets:[3]
Net investment income	2.99%	3.35%	2.38%	2.96%	3.46%
Expenses excluding specific expenses listed below	0.89%	0.87%	0.85%	0.84%	0.82%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	0.89%	0.87%	0.85%	0.84%	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Portfolio turnover rate[6,7]	93%	64%	86%	79%	73%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	0.90%
Year Ended December 31, 2018	0.87%
Year Ended December 31, 2017	0.85%
Year Ended December 31, 2016	0.85%
Year Ended December 31, 2015	0.83%
6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2019	$488,722,598	$507,909,671
Year Ended December 31, 2018	$641,318,699	$653,537,737
Year Ended December 31, 2017	$679,964,368	$662,714,451
Year Ended December 31, 2016	$672,031,328	$673,808,454
Year Ended December 31, 2015	$697,962,198	$709,720,690
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
18                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Series II Shares	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Per Share Operating Data
Net asset value, beginning of period	$ 7.39	$ 7.73	$ 7.57	$ 7.61	$ 7.86
Income (loss) from investment operations:
Net investment income[1]	0.21	0.23	0.16	0.21	0.25
Net realized and unrealized gain (loss)	0.47	(0.33)	0.17	0.02	(0.19)
Total from investment operations	0.68	(0.10)	0.33	0.23	0.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.25)	(0.24)	(0.17)	(0.27)	(0.31)
Net asset value, end of period	$ 7.82	$ 7.39	$ 7.73	$ 7.57	$ 7.61
Total Return, at Net Asset Value[2]	9.25%	(1.31)%	4.38%	3.05%	0.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,239	$46,391	$51,030	$53,350	$52,519
Average net assets (in thousands)	$51,196	$47,731	$52,525	$52,738	$54,016
Ratios to average net assets:[3]
Net investment income	2.75%	3.10%	2.13%	2.70%	3.21%
Expenses excluding specific expenses listed below	1.14%	1.12%	1.10%	1.09%	1.07%
Interest and fees from borrowings[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses[5]	1.14%	1.12%	1.10%	1.09%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Portfolio turnover rate[6,7]	93%	64%	86%	79%	73%
1.	Calculated based on the average shares outstanding during the period.
2.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended December 31, 2019	1.15%
Year Ended December 31, 2018	1.12%
Year Ended December 31, 2017	1.10%
Year Ended December 31, 2016	1.10%
Year Ended December 31, 2015	1.08%
6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2019	$488,722,598	$507,909,671
Year Ended December 31, 2018	$641,318,699	$653,537,737
Year Ended December 31, 2017	$679,964,368	$662,714,451
Year Ended December 31, 2016	$672,031,328	$673,808,454
Year Ended December 31, 2015	$697,962,198	$709,720,690
7.	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
19                                  Invesco Oppenheimer V.I. Total Return Bond Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.
By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Invesco Oppenheimer V.I. Total Return Bond Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VITRB-PRO-1

Statement of Additional Information	April 30, 2020

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Trust) listed below. Each Fund offers Series I and Series II shares as follows:

Fund	Series I	Series II
Invesco V.I. American Franchise Fund	Series I	Series II
Invesco V.I. American Value Fund	Series I	Series II
Invesco V.I. Balanced-Risk Allocation Fund	Series I	Series II
Invesco V.I. Comstock Fund	Series I	Series II
Invesco V.I. Core Equity Fund	Series I	Series II
Invesco V.I. Core Plus Bond Fund	Series I	Series II
Invesco V.I. Diversified Dividend Fund	Series I	Series II
Invesco V.I. Equally-Weighted S&P 500 Fund	Series I	Series II
Invesco V.I. Equity and Income Fund	Series I	Series II
Invesco V.I. Global Core Equity Fund	Series I	Series II
Invesco V.I. Global Real Estate Fund	Series I	Series II
Invesco V.I. Government Money Market Fund	Series I	Series II
Invesco V.I. Government Securities Fund	Series I	Series II
Invesco V.I. Growth and Income Fund	Series I	Series II
Invesco V.I. Health Care Fund	Series I	Series II
Invesco V.I. High Yield Fund	Series I	Series II
Invesco V.I. International Growth Fund	Series I	Series II
Invesco V.I. Managed Volatility Fund	Series I	Series II
Invesco V.I. Mid Cap Core Equity Fund	Series I	Series II
Invesco V.I. S&P 500 Index Fund	Series I	Series II
Invesco V.I. Small Cap Equity Fund	Series I	Series II
Invesco V.I. Technology Fund	Series I	Series II
Invesco V.I. Value Opportunities Fund	Series I	Series II

This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed above. Portions of each Fund's financial statements are incorporated into this SAI by reference to such Fund's most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed above from an authorized dealer or by writing to:

Invesco Distributors, Inc. P.O. Box 219078

Kansas City, Missouri 64121-9078 or by calling (800) 959-4246 or on the Internet: http://www.invesco.com/us

This SAI, dated April 30, 2020, relates to Series I and Series II shares of each Fund's prospectus dated April 30, 2020.

The Trust has established other funds which are offered by separate prospectuses and SAIs. Any reference to the term "Fund" or "Funds" throughout this SAI refers to each Fund named above unless otherwise indicated.

STATEMENT OF ADDITIONAL INFORMATION

Page
GENERAL INFORMATION ABOUT THE TRUST .......................................................................................	1
Fund History ..............................................................................................................................................	1
Shares of Beneficial Interest .....................................................................................................................	2
Share Certificates ......................................................................................................................................	4
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS .............................................	4
Classification .............................................................................................................................................	4
Investment Strategies and Risks...............................................................................................................	4
Equity Investments.................................................................................................................................	4
Foreign Investments ..............................................................................................................................	7
Exchange-Traded Funds .....................................................................................................................	13
Exchange-Traded Notes......................................................................................................................	14
Debt Investments .................................................................................................................................	14
Other Investments................................................................................................................................	31
Investment Techniques........................................................................................................................	37
Derivatives ...........................................................................................................................................	44
Receipt of Issuer's Nonpublic Information...............................................................................................	59
Cybersecurity Risk...................................................................................................................................	60
Natural Disaster/Epidemic Risk...............................................................................................................	60
Fund Policies ...........................................................................................................................................	60
Portfolio Turnover ....................................................................................................................................	64
Policies and Procedures for Disclosure of Fund Holdings ......................................................................	65
MANAGEMENT OF THE TRUST...............................................................................................................	68
Board of Trustees ....................................................................................................................................	68
Management Information ........................................................................................................................	75
Committee Structure ............................................................................................................................	77
Trustee Ownership of Fund Shares.....................................................................................................	79
Compensation......................................................................................................................................	79
Retirement Policy.................................................................................................................................	79
Pre-Amendment Retirement Plan For Trustees ..................................................................................	79
Amendment of Retirement Plan and Conversion to Defined Contribution Plan..................................	80
Deferred Compensation Agreements ..................................................................................................	80
Code of Ethics .........................................................................................................................................	81
Proxy Voting Policies...............................................................................................................................	81
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ...................................................	82
INVESTMENT ADVISORY AND OTHER SERVICES ...............................................................................	82
Investment Adviser ..................................................................................................................................	82
Investment Sub-Advisers ........................................................................................................................	87
Services to the Subsidiary.......................................................................................................................	88
Service Agreements ................................................................................................................................	88
Other Service Providers ..........................................................................................................................	89
Securities Lending Arrangements ...........................................................................................................	90
Portfolio Managers ..................................................................................................................................	92
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................................	92
Brokerage Transactions ..........................................................................................................................	92
Commissions ...........................................................................................................................................	93
Broker Selection ......................................................................................................................................	94
Directed Brokerage (Research Services)................................................................................................	96
Affiliated Transactions .............................................................................................................................	96
Regular Brokers.......................................................................................................................................	97
i

Allocation of Portfolio Transactions .........................................................................................................	97
Allocation of Initial Public Offering (IPO) Transactions ...........................................................................	97
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................	97
Calculation of Net Asset Value................................................................................................................	98
Redemptions In Kind .............................................................................................................................	100
Payments to Participating Insurance Companies and/or their Affiliates ...............................................	101
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.............................................................................	101
Dividends and Distributions...................................................................................................................	101
Tax Matters............................................................................................................................................	102
DISTRIBUTION OF SECURITIES............................................................................................................	115
Distributor ..............................................................................................................................................	115
Distribution Plan ....................................................................................................................................	115
FINANCIAL STATEMENTS .....................................................................................................................	116
APPENDICES:
RATINGS OF DEBT SECURITIES ..........................................................................................................	A-1
PERSONS TO WHOM INVESCO PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN
ONGOING BASIS.....................................................................................................................................	B-1
TRUSTEES AND OFFICERS ...................................................................................................................	C-1
TRUSTEE COMPENSATION TABLE......................................................................................................	D-1
PROXY VOTING POLICIES AND PROCEDURES .................................................................................	E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .................................................	F-1
MANAGEMENT FEES..............................................................................................................................	G-1
PORTFOLIO MANAGERS .......................................................................................................................	H-1
ADMINISTRATIVE SERVICES FEES......................................................................................................	I-1
BROKERAGE COMMISSIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS .................	J-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS.....................................................................................................	K-1
CERTAIN FINANCIAL INTERMEDIARIES THAT RECEIVE ONE OR MORE TYPES
OF PAYMENTS ........................................................................................................................................	L-1
AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN.........	M-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN................................	N-1

ii

GENERAL INFORMATION ABOUT THE TRUST

Fund History

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Maryland corporation on January 22, 1993 and re-organized as a Delaware statutory trust on May 1, 2000. Under the Trust's Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

Prior to April 30, 2010, the Trust was known as AIM Variable Insurance Funds and the Funds were known as AIM V.I. Basic Value Fund, AIM V.I. Core Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund.

Prior to April 30, 2018, Invesco V.I. Health Care Fund was known as Invesco V.I. Global Health Care Fund. Prior to April 29, 2016, Invesco V.I. Government Money Market Fund was known as Invesco V.I. Money Market Fund. Prior to April 30, 2015, Invesco V.I. Core Plus Bond Fund was known as Invesco V.I. Diversified Income Fund. Prior to April 30, 2014, Invesco V.I. Managed Volatility Fund was known as Invesco V.I. Utilities Fund. Prior to April 29, 2013, Invesco V.I. Value Opportunities was known as Invesco Van Kampen V.I. Value Opportunities Fund. Prior to April 30, 2012, Invesco Van Kampen V.I. Value Opportunities Fund was known as Invesco V.I. Basic Value Fund.

On June 1, 2010, each Fund below assumed the assets and liabilities of its predecessor fund (each a predecessor fund, collectively, the predecessor funds) as shown below.

Fund	Predecessor Fund
Invesco V.I. American Franchise Fund	Van Kampen LIT Capital Growth Portfolio
Invesco V.I. American Value Fund	Van Kampen UIF U.S. Mid Cap Value Portfolio
Invesco V.I. Comstock Fund	Van Kampen LIT Comstock Portfolio
Invesco V.I. Diversified Dividend Fund	Morgan Stanley Variable Investment Series
Dividend Growth Portfolio
Invesco V.I. Equity and Income Fund	Van Kampen UIF Equity and Income Portfolio
Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley Select Dimensions Investment
Series Equally-Weighted S&P 500 Portfolio
Invesco V.I. Global Core Equity Fund	Van Kampen UIF Global Value Equity Portfolio
Invesco V.I. Growth and Income Fund	Van Kampen LIT Growth and Income Portfolio
Invesco V.I. S&P 500 Index Fund	Morgan Stanley Variable Investment Series S&P
500 Index Portfolio

All historical financial information and other information contained in this SAI for periods prior to June 1, 2010 relating to each former Morgan Stanley and Van Kampen Fund (or any classes thereof) is that of its predecessor fund (or the corresponding classes thereof).

1

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust, in accordance with any applicable provisions of the Trust Agreement and applicable law.

The Trust allocates cash and property it receives from the issue or sale of shares of each of its series of shares, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, to the appropriate Fund, subject only to the rights of creditors of that Fund. These assets constitute the assets belonging to each Fund, are segregated on the Trust's books, and are charged with the liabilities and expenses of such Fund and its respective classes. The Trust allocates any general liabilities and expenses of the Trust not readily identifiable as belonging to a particular Fund primarily on the basis of relative net assets or other relevant factors, subject to oversight by the Board.

Each share of each Fund represents an equal pro rata interest in that Fund with each other share and is entitled to dividends and other distributions with respect to the Fund, which may be from income, capital gains or capital, as declared by the Board.

Each class of shares of a Fund represents a proportionate undivided interest in the net assets belonging to that Fund. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of, or reasonable provision for, the outstanding liabilities of the Fund allocable to such class.

The Trust Agreement provides that each shareholder, by virtue of having become a shareholder of the Trust, is bound by terms of the Trust Agreement and the Trust's Bylaws. Ownership of shares does not make shareholders third party beneficiaries of any contract entered into by the Trust.

The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held for any purpose determined by the Board, including from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

The Trust Agreement provides that the Board may authorize (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), and (ii) the combination of two or more classes of shares of a Fund into a single class, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.

The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of variable annuity contracts and variable life insurance policies (Contract Owners), annuitants and beneficiaries. Fund shares held by a separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a separate account that are not attributable to Contract Owners will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class's distribution plan.

2

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights in connection with the election of Trustees or on any other matter.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder personal liability for the debts, liabilities, obligations and expenses of the Trust and requires that every undertaking of the Trust or the Board relating to the Trust or any Fund include a recitation limiting such obligation to the Trust and its assets or to one or more Funds and the assets belonging thereto. The Trust Agreement provides for indemnification out of the property of a Fund (or Class, as applicable) for all losses and expenses of any shareholder of such Fund held personally liable solely on account of being or having been a shareholder.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust or applicable Fund (Disabling Conduct). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers with Fund assets. The Trust's Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

The Trust Agreement provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or an expert on any topic or in any area (including an audit committee financial expert), or in any other special appointment will not be subject to any greater standard of care or liability because of such position.

The Trust Agreement provides a detailed process for the bringing of derivative actions by shareholders. A shareholder may only bring a derivative action on behalf of the Trust if certain conditions are met. Among other things, such conditions: (i) require shareholder(s) to make a pre-suit demand on the Trustees (unless such effort is not likely to succeed because a majority of the Board or the committee established to consider the merits of such action are not independent Trustees under Delaware law); (ii) require 10% of the beneficial owners to join in the pre-suit demand; and (iii) afford the Trustees a reasonable amount of time to consider the request and investigate the basis of the claims (including designating a committee to consider the demand and hiring counsel or other advisers). These conditions generally are intended to provide the Trustees with the ability to pursue a claim if they believe doing so would be in the best interests of the Trust and its shareholders and to preclude the pursuit of claims that the Trustees determine to be without merit or otherwise not in the Trust's best interest to pursue.

3

The Trust Agreement also generally requires that actions by shareholders in connection with or against the Trust or a Fund be brought only in certain Delaware courts and that the right to jury trial be waived to the fullest extent permitted by law.

Share Certificates

Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued. Any certificates previously issued with respect to any shares are deemed to be cancelled without any requirement for surrender to the Trust.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Classification

The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

Investment Strategies and Risks

Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund's Prospectus. Where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

A Fund may invest in all of the following types of investments (except where otherwise indicated). A Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, as well as securities and techniques not described. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective(s), policies and restrictions described in that Fund's prospectus and/or this SAI, as well as the federal securities laws.

Any percentage limitations relating to the composition of a Fund's portfolio identified in a Fund's Prospectus or this SAI apply at the time the Fund acquires an investment. Subsequent changes that result from market fluctuations generally will not require a Fund to sell any portfolio security. However, a Fund may sell its illiquid investments holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Invesco V.I. Balanced-Risk Allocation Fund will seek to gain exposure to commodities primarily through investments in the Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Fund may invest up to 25% of its total assets in the Subsidiary.

The Funds' investment objectives, policies, strategies and practices described below are non- fundamental and may be changed without approval of the holders of the Funds' voting securities, unless otherwise indicated.

Equity Investments

Common Stock. Each Fund (except Invesco V.I. Government Money Market Fund, Invesco V.I. Government Securities Fund and Invesco V.I. High Yield Fund) may invest in common stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important

4

matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.

The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. Government Securities Fund) may invest in preferred stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company's earnings. Preferred stock also generally has a preference over common stock on the distribution of a company's assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company's assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company's debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.

Convertible Securities. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. Government Securities Fund) may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer's convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer's balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

5

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income- producing security.

While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating and investment limitation purposes.

Contingent Convertible Securities (CoCos). CoCos (also referred to as contingent capital securities) are a form of hybrid fixed income security typically issued by non-U.S. banks that may either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage upon the occurrence of a "trigger" event, such as if (a) the issuer's capital ratio falls below a specified level or (b) certain regulatory events, such as a change in regulatory capital requirements, affect the issuer's continued viability. Unlike traditional convertible securities, the conversion is not voluntary and the equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements.

CoCos are subject to credit, interest rate and market risks associated with fixed income and equity securities generally, along with risks typically applicable to convertible securities. CoCos are also subject to loss absorption risk because coupon payments can potentially be cancelled or deferred at the issuer's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Additionally, certain call provisions permit an issuer to repurchase CoCos if the regulatory environment or tax treatment of the security (e.g., tax deductibility of interest payments) changes. This may result in a potential loss to the Fund if the price at which the issuer calls or repurchases the CoCos is lower than the initial purchase price by the Fund.

CoCos are subordinate in rank to traditional convertible securities and other debt obligations of an issuer in the issuer's capital structure, and therefore, CoCos entail more risk than an issuer's other debt obligations.

CoCos are generally speculative and their market value may fluctuate based on a number of unpredictable factors, including, but not limited to, the creditworthiness of the issuer and/or fluctuations in the issuer's capital ratios, supply and demand for CoCos, general market conditions and available liquidity, and economic, financial and political events affecting the particular issuer or markets in general.

6

Enhanced Convertible Securities. Certain Funds may invest in enhanced convertible securities.

"Enhanced" convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security's term or at maturity.

Synthetic Convertible Securities. Certain Funds may invest in synthetic convertible securities.

A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.

Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then- current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed- income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund's investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Alternative Entity Securities. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. Government Securities Fund) may invest in alternative entity securities, which are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Foreign Investments

Foreign Securities. Each Fund may invest in foreign securities. Invesco V.I. Balanced-Risk Allocation Fund may invest up to 100% of its assets in foreign securities. Invesco V.I. Core Plus Bond Fund may invest up to 30% of its net assets in foreign debt securities, all of which may be in emerging market debt securities, and up to 20% of the Fund's net assets may be denominated in non-US dollars.

Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying securities of foreign

7

issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital and are denominated in either U.S. dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs, EDRs and GDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs, EDRs or GDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs, EDRs or GDRs that are "sponsored" are those where the foreign corporation whose shares are represented by the ADR, EDR or GDR is actively involved in the issuance of the ADR, EDR or GDR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR, EDR or GDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR, EDR or GDR may not reflect important facts known only to the foreign company.

Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see Bank Instruments) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see Foreign Government Obligations), international agencies and supranational entities.

The Funds consider various factors when determining whether a company is in a particular country or region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; and/or (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a particular country or in a country in a particular region/continent.

Investments by a Fund in foreign securities, including ADRs, EDRs or GDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the U.S.

Currency Risk. The value in U.S. dollars of a Fund's non-dollar denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as that of the United States' economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

8

There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund's assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund's inability to fulfill a contract to sell such securities.

Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risks of Developing/Emerging Markets Countries. Each Fund below may invest in securities of companies located in developing and emerging markets countries with respect to net assets in the following percentages:

Fund	Percentage
Invesco V.I. American Franchise Fund	up to 10%
Invesco V.I. Comstock Fund	up to 25%
Invesco V.I. Core Equity Fund	up to 5%
Invesco V.I. Core Plus Bond Fund	up to 30%
Invesco V.I. Global Core Equity Fund	up to 20%
Invesco V.I. Global Real Estate Fund	up to 20%
Invesco V.I. Government Securities Fund	up to 5%
Invesco V.I. Health Care Fund	up to 20%
Invesco V.I. High Yield Fund	up to 15%
Invesco V.I. International Growth Fund	(see prospectus)
Invesco V.I. Managed Volatility Fund	up to 5%
Invesco V.I. Mid Cap Core Equity Fund	up to 25%
Invesco V.I. Small Cap Equity Fund	up to 5%
Invesco V.I. Technology Fund	up to 50%
Invesco V.I. Value Opportunities Fund	up to 25%

Unless a Fund's prospectus includes a different definition, the Fund considers developing and emerging markets countries to be those countries that are (i) generally recognized to be an emerging market country by the international financial community, including the World Bank, or (ii) determined by the Adviser to be an emerging market country. As of the date of this SAI, the Adviser considers "emerging market countries" to generally include every country in the world except those countries included in the MSCI World Index. The Adviser has broad discretion to identify countries that it considers to be emerging market countries and may consider various factors in determining whether to classify a country as an emerging market country, including a country's relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors the Adviser believes to be relevant. Because emerging markets equity and emerging markets debt are distinct asset classes, a country may be deemed an emerging market country with respect to its equity only, its debt only, both its equity and debt, or neither.

Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:

9

i.Restriction, to varying degrees, on foreign investment in stocks;

ii.Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging markets countries;

v.Many of the developing and emerging markets countries' securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.There is a risk in developing and emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.

Risks of Investments in China A-shares through the Stock Connect Program. The Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to as the Connect Program) are securities trading and clearing programs through which the Funds can trade eligible listed China A-shares. The Connect Program is subject to quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund's ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is in its early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a Fund may not be able to recover fully its losses from the depositary or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A-shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-share markets may also result in significant fluctuations in the prices of the securities traded on such markets.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund's name as the beneficial owner. It is possible, therefore, that a Fund's ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China-A share issuer, the investor must

10

return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If an investor holds 5% or more of the total shares issued by a China A-share issuer, whether or not such shares were acquired through the Stock Connect program, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six- month period. If a Fund holds 5% or more of the total shares of a China A-share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that Fund's profits may be subject to these limitations.

Risks of Investments in the China Interbank Bond Market through the Bond Connect Program. Certain Funds may invest in China onshore bonds traded on the China Interbank Bond Market ("CIBM") through the China – Hong Kong Bond Connect Program ("Bond Connect"). In China, the Hong Kong Monetary Authority Central Moneymarkets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Funds) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a Fund to various risks, including the risks of settlement delays and counterparty default of the China custodian and Hong Kong custody agent. In addition, the Fund may have a limited ability to enforce rights as a bondholder because enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership.

Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time. If Bond Connect securities lose their eligibility for trading through Bond Connect, they may be sold but can no longer be purchased through Bond Connect.

Because Bond Connect trades are settled in RMB, the Funds investing through Bond Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

Market volatility and potential lack of liquidity due to low trading volume of certain bonds on the CIBM may result in prices of such bonds fluctuating significantly, exposing a Fund to liquidity and volatility risks. The bid-ask spreads of the prices of such securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded on the CIBM may be difficult or impossible to sell, which may impact a Fund's ability to acquire or dispose of such securities at their expected prices.

Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. Trading through Bond Connect is performed through newly developed trading platforms and operational systems, and in the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. There can be no assurance as to Bond Connect's continued existence or whether future developments regarding Bond Connect (including further interpretation and guidance provided by regulators in Hong Kong and China) may restrict or adversely affect the Fund's investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.

Foreign Government Obligations. Each Fund (other than Invesco V.I. International Growth Fund, Invesco V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund) may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of

11

developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds." The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor's ability or willingness to service its debts.

Foreign Exchange Transactions. Each Fund (except Invesco V.I. Government Money Market Fund) that may invest in foreign currency-denominated securities has the authority to purchase and sell put and call options on foreign currencies (foreign currency options), foreign currency futures contracts and related options, currency-related swaps and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and foreign settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (see "Forward Foreign Currency Contracts"). The use of these instruments may result in a loss to a Fund if the counterparty to the transaction (particularly with respect to OTC derivatives, as discussed further below) does not perform as promised, including because of such counterparty's bankruptcy or insolvency.

The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.

A Fund will generally engage in foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. The Funds may also use foreign currency options, forward foreign-currency contracts, foreign currency futures contracts and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns. Open positions in forward foreign currency contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.

A Fund may purchase and sell foreign currency futures contracts and purchase and write foreign currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write foreign currency options in connection with foreign currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most foreign currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures contracts are similar to those of futures contracts relating to securities or indices (see Futures Contracts). Foreign currency futures contracts' values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund's investments.

Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco's or the Sub-Advisers' predictions regarding the movement of foreign currency or securities markets prove inaccurate.

Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see "Dividends,

12

Distributions and Tax Matters " Tax Matters " Tax Treatment of Portfolio Transactions " Foreign currency transactions."

Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC), non-deliverable foreign exchange forwards and OTC foreign exchange options are considered "swaps." These instruments are therefore included in the definition of "commodity interests" for purposes of determining whether the Funds' service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public facilities. For more information, see "Forward Foreign Currency Contracts" and "Swaps."

Foreign Bank Obligations. Invesco V.I. Core Plus Bond Fund, Invesco V.I. Government Money Market Fund and Invesco V.I. High Yield may invest in foreign bank obligations. Foreign bank obligations include certificates of deposit, banker's acceptances and fixed time deposits and other obligations

(a)denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations),

(b)denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee dollar Obligations), or (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Invesco V.I. Government Money Market Fund may invest in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations as follows: (a) Eurodollar Obligations (as defined below), if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee Dollar Obligations (as defined below), if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Such investments are limited to the investment restrictions of the Fund as a government money market fund.

Exchange-Traded Funds

Exchange-Traded Funds (ETFs). Each Fund (except Invesco V.I. Government Money Market Fund) may purchase shares of ETFs. Most ETFs are registered under the 1940 Act as investment companies, although others may not be registered as investment companies and are registered as commodity pools. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under "Other Investment Companies." ETFs have management fees, which increase their cost. Each Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco Capital Management LLC (Invesco Capital). Invesco, the Sub-Advisers and Invesco Capital are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.

Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the performance of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index. Some ETFs are actively managed and instead of replicating a particular index, they seek to outperform it or outperform a basket or price of a commodity or currency.

Only Authorized Participants (APs) may engage in creation or redemption transactions directly with ETFs. ETF shares are sold to and redeemed by APs at net asset value only in large blocks called creation units and redemption units, respectively. Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for ETF shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an ETF and no other AP is able to step forward to create or redeem units of an ETF, an ETF's shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts and/or delisting. ETF shares may be purchased

13

and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Exchange-Traded Notes

Exchange-Traded Notes (ETNs). Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Core Plus Bond Fund may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When Invesco V.I. Balanced-Risk Allocation Fund invests in ETNs (directly or through the Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by Invesco V.I. Balanced-Risk Allocation Fund or the Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how Invesco V.I. Balanced-Risk Allocation Fund or the Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Debt Investments

U.S. Government Obligations. Each Fund may invest in U.S. Government obligations, which are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include

14

bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero-coupon" U.S. Treasury obligations.

U.S. Government obligations may be, (i) supported by the full faith and credit of the U.S. Treasury,

(ii)supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government sponsored entities.

Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in other types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. Each Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, a Fund may not achieve its investment objective.

Rule 2a-7 Requirements. As permitted by Rule 2a-7 under the 1940 Act, Invesco V.I. Government Money Market Fund, a money market fund, seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification of the Fund, quality of portfolio securities and maturity of the Fund and of individual securities and liquidity of the Fund. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations with respect to Invesco V.I. Government Money Market Fund.

As a "Government Money Market Fund" under Rule 2a-7, Invesco V.I. Government Money Market Fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are "collateralized fully" (i.e., backed by cash or government securities); and (3) is not subject to a liquidity fee and/or a redemption gate on fund redemptions which might apply to other types of funds should certain triggering events specified in Rule 2a-7 occur . (In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund's policy and have the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.)

Diversification. In summary, Rule 2a-7 requires that a money market fund may not invest in the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer; provided that, the Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: (a) Government Securities; (b) certain repurchase agreements; and (c) shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest). Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

15

For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption Municipal Securities), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.

Quality. The Fund may invest only in U.S. dollar denominated securities that are "Eligible Securities" as defined in Rule 2a-7. Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that the Fund's investment adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risks to the Fund. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.

The Fund will limit investments to those which are Eligible Securities at the time of acquisition.

Maturity. Under Rule 2a-7, the Fund may invest only in securities having remaining maturities of 397 calendar days or less. The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The maturity of a security is determined in compliance with Rule 2a-7, which permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.

Liquidity. Under Rule 2a-7, a Fund must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund's obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Fund has made to shareholders. In addition, the Fund shall not acquire an illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid investments. The Fund shall also not acquire any security other than a Daily Liquid Asset (cash, Government Securities, other securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and, under rule amendments, amounts receivable and unconditionally due within one business day on pending sales of portfolio securities) if, immediately after the acquisition the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. The Fund shall not acquire any security other than a Weekly Liquid Asset (cash, direct obligations of the U.S. Government, Government Securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within 5 business days and, under rule amendments, amounts receivable and unconditionally due within 5 business days on pending sales of portfolio securities) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.

Mortgage-Backed and Asset-Backed Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Health Care Fund, Invesco V.I. High Yield Fund, Invesco V.I. Technology Fund and Invesco V.I. Managed Volatility Fund may invest in mortgage-backed and asset-backed securities, including commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS). Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as FNMA and FHLMC,

16

as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity (GSE) wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) and are guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a GSE wholly-owned by public stockholders.

Another type of mortgage-related security issued by GSEs, such as FNMA and FHLMC, is credit risk transfer securities. GSE credit risk transfer securities are unguaranteed and unsecured fixed or floating rate general obligations issued by GSEs, which are typically issued at par and have stated final maturities. In addition, GSE credit risk transfer securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a pool of residential mortgage loans acquired by the GSE. The issuing GSE selects the pool of mortgage loans based on that GSE's eligibility criteria, and the performance of the credit risk transfer securities will be directly affected by the selection of such underlying mortgage loans.

GSE credit risk transfer securities are not directly linked to or backed by the underlying mortgage loans. Thus, although the payment of principal and interest on such securities is tied to the performance of the pool of underlying mortgage loans, in no circumstances will the actual cash flow from the underlying mortgage loans be paid or otherwise made available to the holders of the securities and the holders of the securities will have no interest in the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities will have no direct recourse to the underlying mortgage loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such a scenario.

GSE credit risk transfer securities are issued in multiple tranches, which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche will have credit exposure to the underlying mortgage loans and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the underlying mortgage loans, any prepayments by borrowers and any removals of a mortgage loan from the pool. Because credit risk exposure is allocated in accordance with the seniority of the particular tranche, principal losses will be first allocated to the most junior or subordinate tranches, thus making the most subordinate tranches subject to increased sensitivity to dramatic housing downturns. In addition, many credit risk transfer securities have collateral performance triggers (such as those based on credit enhancement, delinquencies or defaults) that could shut off principal payments to subordinate tranches. The risks associated with an investment in GSE credit risk transfer securities will be different than the risks associated with an investment in mortgage- backed securities issued by GSEs, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans in credit risk transfer securities is transferred to investors, such as the

17

Fund. As a result, investors in GSE credit risk transfer securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

The Funds may also invest in credit risk transfer securities issued by private entities, such as banks or other financial institutions. Credit risk transfer securities issued by private entities are structured similarly to those issued by GSEs, and are generally subject to the same types of risks, including credit, prepayment, extension, interest rate and market risks.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC's assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMA and FHLMC was replaced.

Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities' mortgage-backed securities.

In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government's role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage- backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, while the trading market for short-term mortgages and asset- backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region,

18

may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Collateralized Mortgage Obligations (CMOs). Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund and Invesco V.I. High Yield Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., Series A, B, C and

Z)of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond is currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds' diversification tests.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet the FHLMC CMO's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

19

Classes of CMOs may also include interest only securities (IOs) and principal only securities (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

Collateralized Debt Obligations (CDOs). Each Fund (except Invesco V.I. Government Money Market Fund) may invest in CDOs. A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO's securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.

Collateralized Loan Obligations (CLOs). Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund and Invesco V.I. High Yield Fund may invest in CLOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid investments; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Credit Linked Notes (CLNs). Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund and Invesco V.I. Government Securities Fund may invest in CLNs.

A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities, but some CLNs are not collateralized. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference obligation may be denominated in foreign currencies. Risks of CLNs include those risks associated with the underlying

20

reference obligation including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be "funded" such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a CLN also bears counterparty risk or the risk that the issuer of the CLN will default or become bankrupt and not make timely payments of principal and interest on the structured security. Should the issuer default or declare bankruptcy, the CLN holder may not receive any compensation. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.

Bank Instruments. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Money Market Fund and Invesco V.I. Health Care Fund may invest in bank instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposit, time deposits, and banker's acceptances from U.S. or foreign banks, as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.

Commercial Instruments. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Money Market Fund and Invesco V.I. High Yield may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.

Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short-term debt obligations, and are only backed by the issuing bank or corporation's promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the notes upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds' percentage limitations for illiquid investments. Commercial instruments may not be registered with the SEC.

Synthetic Municipal Instruments. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund and Invesco V.I. Global Real Estate Fund may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which a Fund may invest include tender option bonds, trust certificates and fixed and variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders fixed rates or short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "fixed rate trust certificate" evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal payments on the Underlying Bonds. A "variable rate trust certificate"

21

evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).

All synthetic municipal instruments must meet the minimum quality standards for the Funds' investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Funds, Invesco considers the creditworthiness of the issuer of the Underlying Bond, the sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature).

Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Municipal Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Money Market Fund and Invesco V.I. High Yield Fund may invest in Municipal Securities. "Municipal Securities" are typically debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

Certain types of municipal securities are issued to obtain funding for privately operated facilities. The credit and quality of private activity debt securities are dependent on the private facility or user, who is responsible for the interest payment and principal repayment.

The two major classifications of Municipal Securities are bonds and notes. Municipal bonds are municipal debt obligations in which the issuer is obligated to repay the original (or "principal") payment amount on a certain maturity date along with interest. A municipal bond's maturity date (the date when the issuer of the bond repays the principal) may be years in the future. Short-term bonds mature in one to three years, while long-term bonds usually do not mature for more than a decade. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal notes also include tax, revenue notes and revenue and bond anticipation notes (discussed more fully below) of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.

Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund's yield.

22

Municipal debt securities may also be classified as general obligation or revenue obligations (or "special delegation securities"). General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue debt obligations, such as revenue bonds and revenue notes, are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax.

Another type of revenue obligations is pre-refunded bonds, which are typically issued to refinance debt. In other words, pre-refunded bonds result from the advance refunding bonds that are not currently redeemable. The proceeds from the issue of the lower yield and/or longer maturing pre-refunding bond will usually be used to purchase U.S. Government obligations, such as U.S. Treasury securities, which are held in an escrow account and used to pay interest and principal payments until the scheduled call date of the original bond issue occurs. Like other fixed income securities, pre-refunded bonds are subject to interest rate, market, credit, and reinvestment risks. However, because pre-refunded bonds are generally collateralized with U.S. Government obligations, such pre-refunded bonds have essentially the same risks of default as a AAA-rated security. The Fund will treat such pre-refunded securities as investment-grade securities, notwithstanding the fact that the issuer of such securities may have a lower rating (such as a below-investment-grade rating) from one or more rating agencies.

Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to, fixed and variable rate securities, variable rate demand notes, municipal leases, custodial receipts, participation certificates, inverse floating rate securities, and derivative municipal securities.

Inverse Floating Rate Obligations. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The inverse floating rate obligations in which a Fund may invest include derivative instruments such as residual interest bonds, tender option bonds (TOBs) or municipal bond trust certificates. Such instruments are typically created by a special purpose trust (the TOB Trust) that holds long-term fixed rate bonds, which are contributed by a Fund (the "underlying security"), and sells two classes of beneficial interests: short-term floating rate interests, which are sold to or held by third party investors (Floaters), and inverse floating residual interests, which are purchased by the Funds (Residuals). The Floaters have first priority on the cash flow from the bonds held by the TOB Trust and a Fund (as holder of the Residuals) is paid the residual cash flow from the bonds held by the TOB Trust. Like most other fixed-income securities, the value of inverse floating rate obligations will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floating rate obligation typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floating rate obligation while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floating rate obligation. Some inverse floating rate obligations may also increase or decrease substantially because of changes in the rate of prepayments. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity.

23

The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund's net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with a Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause a Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event ("liquidity shortfall"). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities' investments in, and relationships with, "covered funds", as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by a Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as "sponsors" of TOB Trusts. These duties may be performed by a third-party service provider. A Fund's expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not a Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, a Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the Risk Retention Rules). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust's municipal bonds. Certain Funds, as applicable, adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Funds' ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to a Fund, and may adversely affect the Fund's net asset value, distribution rate and ability to achieve its investment objective.

Certificates of participation (or "Participation certificates") are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. These participation interests may give the purchaser an undivided interest in one or more underlying Municipal Securities. Municipal securities may not be backed by the faith, credit and taxing power of the issuer.

24

Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities.

Municipal Lease Obligations. Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Money Market Fund and Invesco V.I. High Yield Fund may invest in municipal lease obligations by purchasing such obligations directly or through participation interests.

Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.

Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non- appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds' percentage limitations on illiquid investments and the risks of holding illiquid investments.

Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case a Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment. Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.

Municipal Securities also include the following securities:

∙Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

∙Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

∙Revenue Anticipation Debt Securities, including bonds, notes, and certificates, are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the securities. In general, they also constitute general obligations of the issuer.

∙Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

25

∙Tax-Exempt Mandatory Paydown Securities (TEMPS) are fixed rate term bonds carrying a short- term maturity, usually three to four years beyond the expected redemption. TEMPS are structured as bullet repayments, with required optional redemptions as entrance^ fees are collected.

∙Zero-coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero-coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero-coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer's financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero-coupon or pay-in-kind securities.

∙Capital Appreciation Bonds are municipal securities in which the investment return on the initial principal payment is reinvested at a compounded rate until the bond matures. The principal and interest are due on maturity. Thus, like zero-coupon securities, investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks.

∙Payments in lieu of taxes (also known as PILOTs) are voluntary payments by, for instance the U.S. Government or nonprofits, to local governments that help offset losses in or otherwise serve as a substitute for property taxes.

∙Converted Auction Rate Securities (CARS) are a structure that combines the debt service deferral feature of Capital Appreciation Bonds (CABS) with Auction Rate Securities. The CARS pay no debt service until a specific date, then they incrementally convert to conventional Auction Rate Securities. At each conversion date the issuer has the ability to call and pay down any amount of the CARS.

A Fund may purchase and sell securities on a when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time a Fund enters into the commitment. No income accrues on such securities until the date a Fund actually takes delivery of such securities. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, a Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. A Fund will only make commitments to purchase such securities with the intention of actually acquiring these securities, but the Fund may sell these securities prior to settlement if it is deemed advisable. No specific limitation exists as to the percentage of a Fund's assets which may be used to acquire securities on a when-issued and delayed delivery basis.

Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities

After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. (Moody's) or S&P Global Ratings (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require a Fund to dispose of the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities

26

may change as a result of changes in these rating systems, a Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.

Since the Funds may invest in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Funds and affect each of their share price.

The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Funds may invest more than 25% of each of their assets in securities insured by the same insurance company.

The Funds may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase. The ratings of S&P and Moody's represent their opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.

Certain of the municipal securities in which the Funds may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities.

Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Funds have no limitation as to the maturity of municipal securities in which it may invest. The Adviser may adjust the average maturity of a Fund's portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.

The net asset value of a Fund will change with changes in the value of its portfolio securities. For the Funds that invest primarily in fixed income municipal securities, the net asset value of each Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

Municipal Securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal securities experiencing nonpayment and a potential decrease in the net asset value of the Fund. In addition, a Fund may incur expenses to work out or restructure a distressed or defaulted security.

27

The Funds may invest in Municipal Securities with credit enhancements such as letters of credit and municipal bond insurance. The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. These credit enhancements do not guarantee payments or repayments on the Municipal Securities and a downgrade in the credit enhancer could affect the value of the Municipal Security.

If the IRS determines that an issuer of a Municipal Security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security's value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on Municipal Securities or otherwise adversely affect the current federal or state tax status of Municipal Securities. For example, 2017 legislation commonly known as the Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after Dec. 31, 2017.

A Fund may invest in taxable municipal securities, including taxable municipal bonds. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

Investment Grade Debt Obligations. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks and U.S. dollar- denominated obligations of foreign issuers or debt obligations of foreign issuers denominated in foreign currencies. Debt obligations include, among others, bonds, notes, debentures or variable rate demand notes.

The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody's or an equivalent rating by another NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Descriptions of debt securities ratings may be found in Appendix A.

In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:

(i)general economic and financial conditions;

(ii)the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and

(iii)other considerations deemed appropriate.

Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.

Non-Investment Grade Debt Obligations (Junk Bonds). Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Health Care Fund and Invesco V.I. High Yield Fund may invest in lower-rated or non-rated debt securities commonly known as junk bonds. Invesco V.I. Balanced-Risk Allocation Fund may invest up to 25% of its total assets in junk bonds, including junk bonds of companies located in developing countries.

Bonds rated or determined to be below investment grade (as defined above in "Investment Grade Debt Obligations") are commonly referred to as "junk bonds." Analysis of the creditworthiness of junk bond

28

issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Descriptions of debt securities ratings are found in Appendix A.

The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer's other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund's shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Loans, Loan Participations and Assignments. V.I. High Yield Fund may invest, subject to an overall assignments.

Invesco V.I. Core Plus Bond Fund and Invesco 15% limit on loans, in loan participations or

Loans and loan participations are interests in amounts owed by corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. In addition, the Fund's rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund's rights upon a default. As a result, the Fund will be subject to the credit risk of the borrower, the lender, and the agent who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the loan agreement. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Credit risks relating to the agent may include delay in receiving payments of principal and interest paid by the borrower to the agent. In the event of the borrower's bankruptcy, the borrower's obligation to repay the loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.

When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.

Investments in loans, loan participations and assignments present the possibility that a Fund could be held liable as a co-lender under emerging legal theories of lender liability. A Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies. Loans held by a Fund might not be considered securities for purposes of the Securities Act of 1933, as amended (the 1933 Act) or the Securities Exchange

29

Act of 1934, as amended (the Exchange Act), and therefore a risk exists that purchasers, such as a Fund, may not be entitled to rely on the anti-fraud provisions of those Acts.

Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (as defined above in "Investment Grade Debt Obligations") or below investment grade. However, public bank loans are not registered under the 1933 Act, and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company's capital structure to other claims, such as subordinated corporate bonds or publicly- issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid investments are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund's restrictions on illiquid investments. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

Structured Notes and Indexed Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund and Invesco V.I. High Yield Fund may invest in structured notes or other indexed securities.

Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal is determined by a reference instrument.

Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of

30

changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a reference instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.

Investment in Wholly-Owned Subsidiary. Invesco V.I. Balanced-Risk Allocation Fund will invest up to 25% of its total assets in its wholly-owned and controlled Subsidiary, which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. As a result, Invesco V.I. Balanced-Risk Allocation Fund may be considered to be investing indirectly in these investments through the Subsidiary.

The Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of that Act. Invesco V.I. Balanced-Risk Allocation Fund, as sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since Invesco V.I. Balanced-Risk Allocation Fund wholly-owns and controls the Subsidiary, and the Subsidiary is managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of Invesco V.I. Balanced-Risk Allocation Fund or its shareholders. Invesco V.I. Balanced-Risk Allocation Fund's Trustees have oversight responsibility for the investment activities of Invesco V.I. Balanced-Risk Allocation Fund, including its investments in the Subsidiary, and its role as sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of Invesco V.I. Balanced-Risk Allocation Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which Invesco V.I. Balanced-Risk Allocation Fund and the Subsidiary, respectively, are organized, could result in the inability of Invesco V.I. Balanced-Risk Allocation Fund or the Subsidiary to operate as described in this SAI and could negatively affect Invesco V.I. Balanced-Risk Allocation Fund and its shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Invesco V.I. Balanced-Risk Allocation Fund shareholders would likely suffer decreased investment returns.

Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933 (1933 Act). Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Other Investments

Additional Information Concerning the S&P 500 Index. The Invesco V.I Equally-Weighted S&P 500 Fund and Invesco V.I. S&P 500 Index Fund are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices (S&P Dow Jones). S&P Dow Jones makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Standard and Poor's® 500 Composite Stock Price Index (S&P 500 Index) to track general stock market performance. S&P Dow Jones's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P Dow Jones and of the S&P 500 Index which is determined, composed and calculated by S&P Dow Jones without regard to the Funds. S&P Dow Jones has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones is not responsible for and has not participated in the determination of the prices and amount of

31

the Funds or the timing of the issuance of sale of shares of the Funds. S&P Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P Dow Jones does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P Dow Jones shall have no liability for any errors, omissions or interruptions therein. S&P Dow Jones makes no warranty, express or implied, as to results to be obtained by the Funds, owners of shares of the Funds, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P Dow Jones have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Adviser and its affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein.

The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Funds, owners of shares of the Funds, or any other person or entity from the use of the S&P 500 Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the S&P 500 Index, even if notified of the possibility of such damages.

Real Estate Investment Trusts (REITs). Each Fund may invest in equity interests and/or debt obligations issued by REITs. Invesco V.I Global Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITs. Invesco V.I. Core Plus Bond Fund may invest up to 15% of its net assets in equity interests and/or debt obligations issued by REITs. Invesco V.I. Small Cap Equity Fund may invest up to 15% of its net assets in REITs.

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Investments in REITs may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.

In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.

32

Furthermore, for tax reasons, a REIT may impose limits on how much of its securities any one investor may own. These ownership limitations (also called "excess share provisions") may be based on ownership of securities by multiple funds and accounts managed by the same investment adviser and typically result in adverse consequences (such as automatic divesture of voting and dividend rights for shares that exceed the excess share provision) to investors who exceed the limit. A REIT's excess share provision may result in a Fund being unable to purchase (or otherwise obtain economic exposure to) the desired amounts of certain REITs. In some circumstances, a Fund may seek and obtain a waiver from a REIT to exceed the REIT's ownership limitations without being subject to the adverse consequences of exceeding such limit were a waiver not obtained, provided that the Fund complies with the provisions of the waiver.

Initial Public Offerings (IPOs). Certain Funds may invest in securities of companies in IPOs.

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to a Fund, or only in very limited quantities. Thus, when a Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Other Investment Companies. Unless otherwise indicated in this SAI or a Fund's prospectus, each Fund may purchase shares of other investment companies, including ETFs. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and

(iii)a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a Fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).

When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

In December 2018, the SEC issued a proposed rulemaking package related to investments in other investment vehicles that, if adopted, could require certain Funds to adjust their investments accordingly. These adjustments may have an impact on the Funds' investment performance, strategy and process as well as those of the underlying investment vehicles.

Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

Master Limited Partnerships (MLPs). MLPs generally are limited partnerships (or limited liability companies), the common units of which are listed and traded on a national securities exchange or over- the-counter. MLPs generally have two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. The general partner also generally receives a larger portion of the net income as incentive.

33

As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company's success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution (MQD) prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions). Common unit holders typically have arrearage rights if the minimum quarterly distribution is not met. In the event of liquidation, MLP common unit holders have first right to the partnership's remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.

The general partner or managing member interest in an MLP is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder's investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights (IDRs), which provide them with an increasing share of the entity's aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Incentive distributions to a general partner are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership's cash flow and increase distributions to the limited partners. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP's quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.

Some companies in which the Funds may invest have been organized as limited liability companies (MLP LLCs). Such MLP LLCs generally are treated in the same manner as MLPs for federal income tax purposes (i.e., generally taxed as partnerships). MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

34

There are also certain tax risks undertaken by the Fund when it invests in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund's investment in the MLP and lower income to the Fund. Also, to the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Private Investments in Public Equity. Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Defaulted Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund and Invesco V.I. High Yield Fund may invest in defaulted securities.

Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase the Fund's operating expenses and adversely affect its net asset value. Risks of defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities generally will also be considered illiquid investments subject to the limitations described herein, except as otherwise may be determined under the Trust's applicable policies and procedures.

Variable or Floating Rate Instruments. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Government Money Market Fund and Invesco V.I. High Yield Fund may invest in variable or floating rate instruments.

Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. A Fund's Adviser or Sub-Adviser, as applicable, may determine that an unrated

35

floating rate or variable rate demand obligation meets the Fund's rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.

The secondary market for certain floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases, longer than seven days). Certain floating rate loans held by a Fund might not be considered securities for purposes of the 1933 Act or the Exchange Act, and therefore a risk exists that purchasers, such as the Funds, may not be entitled to rely on the anti-fraud provisions of those Acts.

Premium Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund and Invesco V.I. Managed Volatility Fund may invest in premium securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.

Premium securities are typically purchased at a "premium," in other words, at a price greater than the principal amount payable on maturity. The Funds will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.

Stripped Income Securities. Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Core Plus Bond Fund may invest in stripped income securities.

Stripped income securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest-only class or the IO class), while the other class will receive all of the principal (the principal only class or the PO class).

The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of the IO and PO classes may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.

Privatizations. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Core Plus Bond Fund and Invesco V.I. Global Real Estate Fund may invest in privatizations.

The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund's investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and

(iii)investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.

In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or

36

enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.

Participation Notes. Certain Funds may invest in participation notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. Participation notes are generally traded OTC. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. In addition, participation notes are subject to counterparty risk, currency risk, and reinvestment risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets. Additionally there is a currency risk since the dollar value of the Fund's foreign investment will be affected by changes in the exchange rates between the dollar and (a) the currencies in which the notes are denominated, such as euro denominated participation notes, and (b) the currency of the country in which the foreign company sits. Also, there is a reinvestment risk because the amounts from the note may be reinvested in a less valuable investment when the note matures.

Investment Techniques

Forward Commitments, When-Issued and Delayed-Delivery Securities. Each Fund may purchase and sell securities on a forward commitment, when-issued or delayed-delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future.

Securities purchased or sold on a forward commitment, when-issued or delayed-delivery basis involve delivery and payment that take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include "to be announced" (TBA) dollar roll transactions, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage-backed securities or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are not specifically identified at the time of the trade. Invesco V.I. Government Securities Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own. If a Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund's exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or "close out" the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract.

A Fund may also enter into buy/sell back transactions (a form of delayed-delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed-delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.

37

When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

Many forward commitments, when-issued and delayed-delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage-backed securities, the counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates. Additionally, new regulatory rules anticipated to be effective in March 2021 will require the exchange of initial and/or variation margin between counterparties of forward settling TBA transactions involving U.S. Government agency and GSE-sponsored mortgage-backed securities.

.

Investment in these types of securities may increase the possibility that a Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed-delivery transactions. Such segregated liquid assets will be marked to market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed-delivery commitments. No additional forward, when-issued or delayed-delivery commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed. The delayed-delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed-delivery securities is a liability of a Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities are effected pursuant to a collateral agreement with the seller. A Fund provides to the seller collateral consisting of cash or liquid securities in an amount as specified by the agreement upon initiation of the transaction. A Fund will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, a Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.

Short Sales. Each Fund (except Invesco V.I. Government Money Market Fund) may engage in short sales that the Fund owns or has the right to obtain ("short sales against the box"). Invesco V.I. Global Real Estate Fund may also engage in short sales of securities that the Fund does not own. In addition, Invesco V.I. Government Securities Fund may engage in short sales of TBA mortgages that the Fund does not own. Invesco V.I. Global Real Estate Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's net assets. This limitation does not apply to short sales against the box.

Invesco V.I. Global Real Estate Fund is permitted and intends from time to time to effect short sales that are not "against the box." In a short sale that is not "against the box," Invesco V.I. Global Real Estate Fund does not own the security borrowed. To secure its obligation to deliver to such broker-dealer the

38

securities sold short, Invesco V.I. Global Real Estate Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. In a short sale that is not "against the box," Invesco V.I. Global Real Estate Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

Invesco V.I. Global Real Estate Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not "against the box" differ from those that could arise from a cash investment in a security in that losses from short sales that are not "against the box" may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10; however, if the Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. A Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.

To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, a Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will earmark or segregate an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked to market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that a Fund may lose on a short sale. Short sale transactions covered in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings.

Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. A Fund may not always be able to borrow a security a Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund's potential volatility. Because a Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.

The Funds may also enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities

39

sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short sales against the box result in a "constructive sale" and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See "Dividends, Distributions and Tax Matters " Tax Matters " Tax Treatment of Portfolio Transactions " Options, futures, forward contracts, swap agreements and hedging transactions."

Margin Transactions. The Funds will not purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or related options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.

Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds' interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund's investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day's notice and may be repaid on any day.

Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions (defined below). Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. Invesco V.I. Core Plus Bond Fund, Invesco V.I. High Yield, and Invesco V.I. Government Securities Fund may also borrow money to purchase additional securities when Invesco or the Sub-Adviser deems it advantageous to do so. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.

If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

The ability of Invesco V.I. Core Plus Bond Fund, Invesco V.I. Government Securities Fund and Invesco V.I. High Yield Fund to borrow money to purchase additional securities gives these Funds greater flexibility to purchase securities for investment or tax reasons and not to be dependent on cash flows. To the extent borrowing costs exceed the return on the additional investments, the return realized by the Fund's shareholders will be adversely affected. The Fund's borrowing to purchase additional securities creates an opportunity for a greater total return to the Fund, but, at the same time, increases exposure to losses. The Fund's willingness to borrow money for investment purposes, and the amount it borrows depends upon many factors, including investment outlook, market conditions and interest rates. Successful use of borrowed money to purchase additional investments depends on Invesco's or the Sub-Adviser's ability to

40

predict correctly interest rates and market movements; such a strategy may not be successful during any period in which it is employed.

The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets or when any borrowings from an Invesco Fund are outstanding.

Lending Portfolio Securities. Each Fund may lend its portfolio securities (principally to broker- dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco's judgment, the income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments, affiliated unregistered investment companies that are compliant with Rule 2a-7 or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.

For a discussion of tax considerations relating to lending portfolio securities, see "Dividends, Distributions and Tax Matters " Tax Matters " Tax Treatment of Portfolio Transactions " Securities lending."

Repurchase Agreements. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.

In any repurchase transaction, collateral for a repurchase agreement may include cash items or Government Securities. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be Government Securities for purposes of the Funds' reinvestment policies. Additionally, the

41

Funds consider federal agency mortgage backed securities to be Government Securities. Repurchase agreements involving obligations of other collateral may be subject to special risks and may not have the benefit of certain protections in the event of counter party's insolvency.

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines.

A Fund may enter into repurchase agreements that involve securities that may be subject to a court-ordered or other "stay" in the event of the seller's bankruptcy or insolvency. A "stay" will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court or other authority. In these situations Invesco V.I. Government Money Market Fund may be subject to greater risk that the value of the securities may decline before they are sold, and that the Fund may experience a loss.

The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Custody of the securities will be maintained by the Fund's custodian or sub-custodian for the duration of the agreement.

The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and collateralized by cash or Government Securities, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements may be considered loans by a Fund under the 1940 Act.

Restricted and Illiquid Investments. Each Fund (except Invesco V.I. Government Money Market Fund) may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in securities that are illiquid investments that are assets. Invesco V.I. Government Money Market Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 10% of its net assets in securities that are illiquid investments that are assets. Certain Funds may invest in Rule 144A securities.

For purposes of the above 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder.

Limitations on the resale of restricted investments may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund's difficulty valuing and selling illiquid investments may result in a loss or be costly to the Fund.

If a substantial market develops for a restricted investment or other illiquid investment held by a Fund, it may be treated as a liquid investment, in accordance with procedures and guidelines adopted by the Trust on behalf of the Funds.

Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Pursuant to Rule 22e-4 under the 1940 Act, a Fund will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's

42

restriction on illiquid investments. The determination of whether a Rule 144A security is liquid or illiquid will take into account relevant market, trading, and investment-specific considerations consistent with applicable SEC guidance. Additional factors that may be considered include: the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and

(iv)nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could increase the amount of each Fund's illiquid investments if qualified institutional buyers are unwilling to purchase such securities.

Reverse Repurchase Agreements. Each Fund may engage in reverse repurchase agreements.

Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements are a form of leverage and involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Leverage may make the Fund's returns more volatile and increase the risk of loss. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price, if specified, or the value of proceeds received on any sale subject to the repurchase plus accrued interest. This practice of segregating assets is referred to as "cover." Reverse repurchase agreements "covered" in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings. The liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund's otherwise liquid assets is used as cover or pledged to the counterparty as collateral. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Mortgage Dollar Rolls. Certain Funds may engage in mortgage dollar rolls (a dollar roll).

A dollar roll is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. A Fund typically enters into a dollar roll transaction to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk.

Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment. Dollar roll transactions

43

covered in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings.

Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser's ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.

Standby Commitments. Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Comstock Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Growth and Income Fund and Invesco V.I. S&P 500 Index Fund may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.

Under a standby commitment, a bank or dealer would agree to purchase, at the Fund's option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.

Derivatives

A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as "underlying reference assets." These underlying reference assets may include, among others, commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include, among others, swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as many types of swap agreements are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and implementing rules require certain types of swaps to be traded on public facilities and centrally cleared.

Derivatives may be used for "hedging," which means that they may be used when the portfolio managers seek to protect the Fund's investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio managers seek to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund's portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors, the portfolio manager's ability to predict and understand relevant market movements.

Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets, to reduce the risks associated with derivatives, or to otherwise hold instruments that offset the Fund's current obligations under the derivatives instrument. This process is known as "cover." A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value at least sufficient to cover its current obligations under a derivative transaction or otherwise "cover" the transaction in accordance with applicable SEC guidance. If a large portion of a Fund's assets is used for cover, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund's net asset value being more sensitive to changes in the value of the related investment.

44

For swaps, forwards, options and futures that are contractually required to "cash-settle," the Funds set aside liquid assets in an amount equal to these Funds' respective daily mark-to-market (net) obligations, if any (i.e the Funds respective daily net liabilities, if any), rather than such contract's full notional value (See Swaps). By setting aside assets equal to only its net obligations under cash-settled swaps, forwards, options and futures contracts, the Funds will have the ability to employ leverage to a greater extent than if the Funds were required to segregate assets equal to the full notional value of such contracts. Instruments that do not cash settle may be treated as cash settled for purposes of setting aside assets when a Fund has entered into a contractual arrangement with a third party futures commission merchant (FCM) or other counterparty to off-set the Fund's exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. The Funds reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC. The Subsidiary will comply with these asset segregation requirements to the same extent as the Funds, as applicable.

Commodity Exchange Act (CEA) Regulation and Exclusions:

For each Fund, other than Invesco V.I. Balanced Risk Allocation Fund:

With respect to the Funds, other than the Funds that are subject to the foregoing paragraph, Invesco has claimed an exclusion from the definition of "commodity pool operator" (CPO) under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of "commodity trading advisor" (CTA) under the CEA and the rules of the CFTC with respect to each of these Funds.

The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in "commodity interests." Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Funds intend to comply with the terms of the CPO exclusion, a Fund may, in the future, need to adjust its investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco's reliance on these exclusions, or these Funds, their investment strategies, their prospectuses, or this SAI.

Generally, the exclusion from CPO regulation on which Invesco relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish each Fund's positions in commodity interests may not exceed 5% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of each Fund's commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco's compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

For Invesco V.I. Balanced Risk Allocation Fund:

Regulation under the CEA: The Adviser is registered as a CPO under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Invesco V.I. Balanced Risk Allocation Fund. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements

45

that apply with respect to the Invesco V.I. Balanced Risk Allocation Fund as a result of Invesco's registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco's compliance with comparable SEC requirements. This means that for most of the CFTC's disclosure and shareholder reporting requirements applicable to Invesco as the Invesco V.I. Balanced Risk Allocation Fund's CPO, Invesco's compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco's CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Invesco V.I. Balanced Risk Allocation Fund, the Invesco V.I. Balanced Risk Allocation Fund may incur additional compliance and other expenses. The Adviser is also registered as a CTA but, with respect to the Invesco V.I. Balanced Risk Allocation Fund, relies on an exemption from CTA regulation available for a CTA that also serves as a Fund's CPO. The CFTC has neither reviewed nor approved the Invesco V.I. Balanced Risk Allocation Fund, its investment strategies, its prospectus, or this SAI.

General risks associated with derivatives:

The use by the Funds of derivatives may involve certain risks, as described below.

Counterparty Risk: The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty's bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty's contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty's full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty's bankruptcy. The agreement may allow for netting of the counterparty's obligations with respect to a specific transaction, in which case a Fund's obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty. If a counterparty's creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to a Fund.

A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund's net assets determined on the date the transaction is entered into or as otherwise permitted by law.

Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund segregates or earmarks assets or otherwise covers transactions that may give rise to leverage. Leverage may cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Funds do not segregate or otherwise cover investments in derivatives with economic leverage.

Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.

Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.

Risks of Potential Increased Regulation of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC,

46

CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund's use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund's ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund's ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund's investments and cost of doing business.

Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.

Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see "Dividends, Distributions and Tax Matters " Tax Matters " Tax Treatment of Portfolio Transactions."

Position Limits. The CFTC and various futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control in certain options and futures contracts. More specifically, the CFTC has long established and enforced speculative position limits for futures and options contracts on various agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton). In addition, various futures exchanges currently impose position limits on many other commodities.

The CFTC has proposed rules (which are not yet finalized or effective) that would expand its position limits to include futures and options on so-called "exempt commodities" (which include most energy and metals contracts) and apply position limits to economically equivalent swaps. If the CFTC successfully implements these new rules, the size or duration of positions available to certain Funds may be severely limited and certain Funds' performance could be negatively impacted.

In order to avoid exceeding position limits, the Adviser may have to modify its trading decisions for certain Funds, and a Fund's positions may have to be liquidated. Additionally, an exchange may order the liquidation of positions found to be in violation of applicable limits and it may impose other sanctions or restrictions. Such actions could limit the implementation of certain Funds' investment strategy and adversely affect a Fund's performance.

The CFTC's existing regulations require the aggregation of all positions owned or controlled by the same person or entity, even if in different accounts, for the purpose of determining whether applicable position limits have been exceeded, unless an exemption from such aggregation is available. Due to this requirement, even if a Fund does not intend to exceed applicable position limits, it is possible that the positions of other clients managed by the Adviser and their related parties may be aggregated with those of a Fund for this purpose. As a result, the Adviser may have to limit a Fund's investment strategy and liquidate Fund positions even where a Fund has not exceeded any position limits on its own.

General risks of hedging strategies using derivatives:

The use by the Funds of hedging strategies involves special considerations and risks, as described below.

Successful use of hedging transactions depends upon Invesco's and the Sub-Advisers' ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.

47

In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that a Fund is not obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Types of derivatives:

Swaps. Each Fund (except Invesco V.I. Government Money Market Fund) may enter into swap agreements.

Generally, swap agreements are contracts between a Fund and another party (the counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular asset such as an equity or debt security, commodity, currency, interest rate or index, calculated with respect to a "notional amount." The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a "basket" of securities representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.

It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund's net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

Comprehensive swaps regulation. The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants;

(2)requiring central clearing and execution of standardized swaps; (3) imposing margin requirements in swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The

SEC has jurisdiction over a small segment of the market referred to as "security-based swaps," which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

48

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting party or the non-defaulting party, under certain circumstances depending upon which of them is "in-the- money" with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the "in-the-money" party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged will not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure, it will under applicable swap regulations be required to post initial margin in addition to variation margin.

Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, and CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common credit default index swaps and certain interest rate swaps as subject to mandatory clearing and certain public trading facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.

In a cleared swap, a Fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central

49

counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund's cleared swap declines, the Fund will be required to make additional "variation margin" payments to the FCM to settle the change in value. Conversely, if the market value of the Fund's position increases, the FCM will post additional "variation margin" to the Fund's account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund's investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Commonly used swap agreements include:

Credit Default Swaps (CDS): A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.

50

Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.

Credit Default Index Swaps (CDX): A CDX is a swap on an index of CDS. A CDX allows an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage- Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See "Debt Instruments " Mortgage-Backed and Asset-Backed Securities") rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as- you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the "equity tranche" as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

Foreign Exchange Swaps: A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of "swaps" by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps, including the mandatory clearing requirement. They are also not considered "commodity interests" for purposes of CEA Regulations and Exclusions, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC's trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.

Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund's swap transactions or cause a Fund's hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Interest Rate Swaps: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other

51

words, Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by the same notional amount.

Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Commodity Swaps: A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.

Swaptions: An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.

Volatility and Variance Swaps: A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund's or the counterparty's payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party's payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset's volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

Total Return Swaps: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.

Options. Each Fund (except for Invesco V.I. Government Money Market Fund) may invest in options.

An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or delivery of a cash settlement price, in the case of certain options, such as an index option and other cash-

52

settled options). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation, to enter into a CDS or assume a position in a futures contract.

The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities), to speculate on future volatility levels or to decrease the volatility exposure of other investments held by the Fund. Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund's net asset value being more sensitive to changes in the value of the option.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund's total assets. A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund's total assets.

A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two- party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid investments. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

Types of Options:

Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.

Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.

53

Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.

CDS Options: A CDS option transaction gives the buyer the right, but not the obligation, to enter into a CDS at a specified future date and under specified terms in exchange for paying a market based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

Option Techniques:

Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying reference asset must be sold (in the case of a call option) or purchased (in the case of a put option, if the option was structured as an American style option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the underlying reference asset, instead of selling or purchasing the underlying reference asset, if the option is exercised. In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying reference asset. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss.

In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the underlying reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.

If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying reference asset, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold. However, once a Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver (for a call) or purchase (for a put) the underlying reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the underlying reference asset (if cash-settled).

54

Purchasing Options. A Fund may purchase a put option on an underlying reference asset owned by the Fund in order to protect against an anticipated decline in the value of the underlying reference asset held by the Fund; purchase put options on underlying reference assets against which it has written other put options; or speculate on the value of an underlying reference asset, index or quantitative measure. The premium paid for the put option and any transaction costs would reduce any profit realized when the underlying reference asset is delivered upon the exercise of the put option. Conversely, if the underlying reference asset does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

A Fund may purchase a call option for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. The Fund is not required to own the underlying reference asset in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the underlying reference asset at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying reference asset itself, the Fund is partially protected from any unexpected increase in the market price of the underlying reference asset. If the market price does not exceed the exercise price, the Fund could purchase the underlying reference asset on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (MMD Rate Lock) permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, a Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.

MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by a Fund. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.

Straddles/Spreads/Collars. Each Fund (except for Invesco V.I. Government Money Market Fund), for hedging purposes, may enter into straddles, spreads and collars.

Spread and Straddle Options Transactions. In "spread" transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In "straddles," a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.

Option Collars. A Fund also may use option "collars." A "collar" position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund's right to sell the security is typically set at a price that is below the counterparty's

55

right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option

Rights and Warrants. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. The Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

Each Fund (except Invesco V.I. Government Securities and Invesco V.I. Government Money Market Fund) may purchase warrants.

A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.

Futures Contracts. Each Fund (except Invesco V.I. Government Money Market Fund) may enter into futures contracts.

A futures contract is a standard binding agreement to buy or sell a specified amount of a specified security, currency, commodity, interest rate or index (or delivery of a cash settlement price, in the case of certain futures such as an index future, Eurodollar Future or volatility future) for a specified price at a designated date, time and place (collectively, futures contracts). A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.

The Funds will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets including exempt boards of trade and electronic trading facilities, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the CEA and by the CFTC. Foreign futures exchanges or exempt markets and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. In addition, futures contracts that are traded on non-U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" above.

Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. "Margin" for futures contracts is the amount of funds that must be deposited by the Fund in order to initiate futures contracts trading and maintain its open positions in futures contracts. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure the Fund's performance under the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

Subsequent payments, called "variation margin," received from or paid to the FCM through which the Fund enters into the futures contract will be made on a daily basis as the futures price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin

56

amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

In addition, if a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Pursuant to federal securities laws and regulations, a Fund's use of futures contracts may require the Fund to set aside assets to reduce the risks associated with using futures contracts. This process is described in more detail above in the section "Derivatives."

Types of Futures Contracts:

Commodity Futures: A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of a Fund's shares may be subject to greater volatility to the extent it invests in commodity futures.

Currency Futures: A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund.

A Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.

Index Futures: An index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of securities comprising the index is made. Index futures can be based on stock, bond or other indices. Such indices cannot be purchased or sold directly.

Interest Rate Futures: An interest-rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit.

57

Two examples of common interest rate futures contracts are U.S. Treasury futures and Eurodollar futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (LIBOR) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market. On July 27, 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on a Fund or the instruments in which a Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR- based investments; and/or costs incurred in connection with closing out positions and entering into new trades. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

Dividend Futures. A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.

Security Futures: A security futures contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security), or a narrow-based securities index at a certain price.

Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Pursuant to federal securities laws and regulations, a Fund's use of options on futures contracts may require the Fund to set aside assets to reduce the risks associated with using options on futures contracts. This process is described in more detail above in the section "Derivatives."

Forward Foreign Currency Contracts. Each Fund (except Invesco V.I. Government Securities Fund and Invesco V.I. Government Money Market Fund) may enter into forward foreign currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. Certain Funds can also use currency futures to increase or decrease its exposure to foreign currencies.

A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified price at a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, a Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between

58

the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

The Funds will comply with guidelines established by the SEC with respect to "cover" requirements of forward foreign currency contracts (See Derivatives above). Generally, with respect to forward foreign currency contracts that are not contractually required to "cash-settle" (i.e., are deliverable), a Fund covers its open positions by setting aside liquid assets equal to the contracts' full notional value. With respect to forward foreign currency contracts that are contractually required to "cash-settle" (i.e., a non-deliverable forward (NDF) or the synthetic equivalent thereof), however, certain Funds set aside liquid assets in an amount equal to its daily mark-to-market obligation (i.e., the Fund's daily net liabilities, if any), rather than the contract's full notional value. By setting aside assets equal to its net obligations under forward foreign currency contracts that are cash-settled or treated as being cash-settled, the Funds will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such contracts. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or Invesco V.I. Balanced-Risk Allocation Fund's ability to meet redemption requests or other current obligations.

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of "commodity interests." Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see "Swaps" and "Risks of Potential Increased Regulation of Derivatives." Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of "commodity interests." However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund's ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.

The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Receipt of Issuer's Nonpublic Information

The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Advisers to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds' ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds' flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub- Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.

Business Continuity and Operational Risk. The Adviser, the Funds and the Funds' service providers may experience disruptions or operating errors, such as processing errors or human errors, inadequate or failed internal or external processes, systems or technology failures, or other disruptive

59

events, that could negatively impact and cause disruptions in normal business operations of the Adviser, the Funds or the Funds' service providers. The Adviser has developed a Business Continuity Program (the "Program") designed to minimize the disruption of normal business operations in the event of an adverse incident affecting the Funds, the Adviser and/or its affiliates. The Program is also designed to enable the Adviser to reestablish normal business operations in a timely manner during such an adverse incident; however, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and, under some circumstances (e.g. natural disasters, terrorism, public health crises, power or utility shortages and failures, system failures or malfunctions), the Adviser, its affiliates, and any service providers or vendors used by the Adviser, its affiliates, or the Funds could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances could cause disruptions and negatively impact the Funds' service providers and the Funds' business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate a Fund's net asset value and price the Fund's investments, and impediments to trading portfolio securities.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

Fund Policies

Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

(1)The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act

60

Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

(2)The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

(3)The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(4)The Fund (except for Invesco V.I. Global Real Estate Fund, Invesco V.I. Health Care Fund and Invesco V.I. Technology Fund) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for Invesco V.I. Government Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Invesco V.I. Health Care Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in health care industries. Invesco V.I. Global Real Estate Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. Invesco V.I. Technology Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in technology-related industries.

(5)The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(6)The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

(7)The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

(8)The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

Explanatory Note

61

For purposes of the Fund's fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund's industry concentration policy.

For purposes of the Fund's fundamental restriction related to physical commodities above, the Fund is currently permitted to invest in futures, swaps and other instruments on physical commodities to the extent disclosed in a Fund's prospectus or SAI.

Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.

(1)In complying with the fundamental restriction regarding issuer diversification, each Fund will not, with respect to 75% of its total assets (and for Invesco V.I. Government Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except, in the case of Invesco V.I. Government Money Market Fund, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. Each Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

(2)In complying with the fundamental restriction regarding borrowing money and issuing senior securities, each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3)In complying with the fundamental restriction regarding industry concentration, the Fund (except for Invesco V.I. Global Real Estate Fund, Invesco V.I. Health Care Fund and Invesco V.I. Technology Fund) may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

For purposes of Invesco V.I. Health Care Fund's fundamental investment restriction regarding industry concentration, an issuer will be considered to be engaged in health care industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, Invesco determines that its primary business is within the health care industry.

For purposes of Invesco V.I. Global Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that can attribute

62

at least 50% of their assets, gross income or net profits to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs and other real estate operating companies that own property, or that make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

For purposes of Invesco V.I. Technology Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a technology-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within technology-related industries.

(4)In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33⅓% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.

(5)Notwithstanding the fundamental restriction with regard to investing all assets in an open- end fund, the Fund may currently not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

(6)The following apply:

(a)Invesco V.I. American Franchise Fund invests, under normal circumstances, at least 80% of its assets in securities of U.S. issuers.

(b)Invesco V.I. American Value Fund invests, under normal circumstances, at least 80% of its assets in securities of U.S. issuers.

(c)Invesco V.I. Comstock Fund invests, under normal circumstances, at least 80% of its assets in common stocks.

(d)Invesco V.I. Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.

(e)Invesco V.I. Core Plus Bond Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities.

(f)Invesco V.I. Diversified Dividend Fund invests, under normal circumstances, at least 80% of its assets in common stocks of companies which pay dividends.

(g)Invesco V.I. Equity and Income Fund invests, under normal circumstances, at least 80% of its assets in equity and income securities.

(h)Invesco V.I. Global Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities and depositary receipts.

(i)Invesco V.I. Global Real Estate Fund invests, under normal circumstances, at least 80% of its assets in securities of real estate and real estate-related issuers.

(j)Invesco V.I. Government Money Market Fund invests, under normal circumstances, at least 80% of its assets in Government Securities and/or repurchase agreements that are collateralized by Government Securities.

63

(k)Invesco V.I. Government Securities Fund invests, under normal circumstances, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government, its agencies, instrumentalities or sponsored corporations.

(l)Invesco V.I. Health Care Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers engaged primarily in health care-related industries.

(m)Invesco V.I. High Yield Fund invests, under normal circumstances, at least 80% of its assets in debt securities that are determined to be below investment grade quality.

(n)Invesco V.I. Mid Cap Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of mid-capitalization companies.

(o)Invesco V.I. S&P 500 Index Fund invests, under normal circumstances, at least

80% of its assets in common stocks of companies included in the Standard & Poor's® 500

Composite Stock Price Index (S&P 500 Index).

(p)Invesco V.I. Small Cap Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization issuers.

(q)Invesco V.I. Technology Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers engaged in technology-related industries.

For purposes of the foregoing, "assets" means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund's 80% policy described above for a Fund may be counted toward that Fund's 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

Portfolio Turnover

Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. The following Funds experienced significant variation in portfolio turnover during the two most recently completed fiscal years ended December 31.

Fund	2019	2018
Invesco V.I. American Value Fund1	68%	39%
Invesco V.I. Balanced-Risk Allocation Fund2	94	199
Invesco V.I. Core Equity Fund3	82	46
Invesco V.I. Growth and Income Fund4	62	32
Invesco V.I. Health Care Fund5	8	35
Invesco V.I. Mid Cap Core Equity Fund3	114	27
Invesco V.I. Small Cap Equity Fund6	44	22

1The variation in portfolio turnover rate for Invesco V.I. American Value Fund was due to shareholder activity.

64

2The variation in portfolio turnover rate for Invesco V.I. Balanced-Risk Allocation Fund was due to cash collateral management.

3The variation in portfolio turnover rate for Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund was due to portfolio management changes in June 2019.

4The variation in portfolio turnover rate for Invesco V.I. Growth and Income Fund was due to changes in Invesco's investment outlook.

5The variation in portfolio turnover rate for Invesco V.I. Health Care Fund was due to market conditions.

6The variation in portfolio turnover rate for Invesco V.I. Small Cap Equity Fund was due to a fluctuating volume of redemptions and subscriptions, as well as repositioning within select sectors.

Policies and Procedures for Disclosure of Fund Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Non-public holdings information may not be disclosed except in compliance with the Holdings Disclosure Policy. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below. As used in the Holdings Disclosure Policy and throughout the SAI, the term "portfolio holdings information" includes information with respect to the portfolio holdings of a Fund, including holdings that are derivatives and holdings held as short positions. Information generally excluded from "portfolio holdings information" includes, without limitation, (i) descriptions of allocations among asset classes, regions, countries, industries or sectors; (ii) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (iii) performance attributions by asset class, country, industry or sector; (iv) aggregated risk statistics, analysis and simulations, such as stress testing; (v) the characteristics of the stock and bond components of a Fund's portfolio holdings and other investment positions; (vi) the volatility characteristics of a Fund; (vii) information on how various weightings and factors contributed to Fund performance; (viii) various financial characteristics of a Fund or its underlying portfolio investments; and (ix) other information where, in the reasonable belief of the Funds' Chief Compliance Officer (or a designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable Fund.

General Disclosures

The Holdings Disclosure Policy permits Invesco to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares directly or indirectly to life insurance company separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Holdings Disclosure Policy authorizes Invesco to disclose, pursuant to the following table, the Funds' portfolio holdings information on a non- selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest directly and indirectly in the Funds and with which the Funds have entered into participation agreements (Insurance Companies) and Invesco has entered into a nondisclosure agreement:

All Funds other than Invesco V.I. Government Money Market Fund

Disclosure	Date Available/Lag
Month-end top ten holdings	Available 10 days after month-end (Holdings as of June 30 available
July 10)
Calendar quarter-end complete holdings	Available 25 days after calendar quarter-end (Holdings as of June 30 available July 25)
Fiscal quarter-end complete holdings	Available 55 days after fiscal quarter-end (Holdings as of June 30 available August 24)

Invesco V.I. Government Money Market Fund

Information	Approximate Date of Website	Information Remains
	Posting	Available on Website
Weighted average maturity	Next business day	Until posting of the following
information, thirty-day, seven-day		business day's information

65

Information	Approximate Date of Website	Information Remains
	Posting	Available on Website
and one-day yield information; daily
dividend factor and total net assets
With respect to the Fund and each	Fifth business day of the month (as	Not less than six months
class of redeemable shares thereof:	of the last business day or
subsequent calendar day of the

∙The dollar-weighted average preceding month) portfolio maturity

∙The dollar-weighted average portfolio maturity determined without reference to interest rate readjustments

With respect to each security held
by the Fund:
∙ The name of the issuer
∙ The category of investment (as
such categories are provided in
Rule 2a-7 and under Invesco's
	Procedures	for	Money Market
	Funds Operating			Under	Rule
2a-7)
∙ CUSIP number (if any)
∙	Principal amount
∙ Maturity	date		by	taking	into
account the maturity shortening
provisions in Rule 2a-7
∙	Maturity	date		determined
	without	reference		to	the
	exceptions	regarding		interest
rate readjustments
∙	Coupon or yield
∙	Value

The percentage of the Fund's total						Each business day as of the end of	Six months
assets (as such term is defined in						the preceding business day
Rule 2a-7) invested in daily liquid
assets; the percentage of the Fund's
total assets (as such term is defined
in Rule 2a-7) invested in weekly
liquid assets; and the Fund's net
inflows and outflows
Complete portfolio holdings, and						One day after month-end or any	Until posting of the fiscal quarter
information derived there from, as of						other period, as may be determined	holdings for the months included in
month-end or as of some other						by the Adviser in its sole discretion	the fiscal quarter
period determined by the Adviser in
its sole discretion
Complete portfolio holdings as of						60-70 days after fiscal quarter-end	For one year
fiscal quarter-end

Selective Disclosures

Selective Disclosure to Insurance Companies. The Holdings Disclosure Policy permits Invesco to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to five days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that Invesco posts the same

66

information. The Holdings Disclosure Policy incorporates the Board's determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company's dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. Invesco does not post the portfolio holdings of the Funds to its website. Not all Insurance Companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the Insurance Company that issued your variable annuity or variable life insurance policy.

Upon request, Invesco may also disclose certain portfolio holding characteristic information (but not actual portfolio holdings) to Insurance Companies that hold shares in the Funds. Invesco makes such information available to such Insurance Companies prior to the release of full portfolio holdings information pursuant to confidentiality agreements.

Selective disclosure of portfolio holdings information pursuant to non-disclosure agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings information on a selective basis only if Invesco approves the parties to whom disclosure of non-public full portfolio holdings information will be made. Invesco must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund's shareholders. In making such determination, Invesco will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings information by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (Advisers Act)) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board receives reports on the specific types of situations in which Invesco proposes to provide such selective disclosure, and the situations where providing selective disclosure raises perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates. In any specific situation where Invesco addresses a perceived conflict, Invesco will report to the Board on the persons to whom such disclosures are to be made and the treatment of such conflict before agreeing to provide selective disclosure.

Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the funds advised by Invesco (the Invesco Funds):

∙Attorneys and accountants;

∙Securities lending agents;

∙Lenders to the Invesco Funds;

∙Rating and rankings agencies;

∙Persons assisting in the voting of proxies;

∙Invesco Funds' custodians;

∙The Invesco Funds' transfer agent(s) (in the event of a redemption in kind);

∙Pricing services, market makers, or other fund accounting software providers (to determine the price of investments held by an Invesco Fund);

∙Brokers identified by the Invesco Funds' portfolio management team who provide execution and research services to the team; and

∙Analysts hired to perform research and analysis for the Invesco Funds' portfolio management team.

∙Insurance Companies which receive portfolio holdings information before Invesco posts portfolio holdings information to Invesco's website (to allow such Insurance Companies to post portfolio

67

holdings information to their websites at approximately the same time that Invesco posts portfolio holdings information to Invesco's website).

In many cases, Invesco will disclose current portfolio holdings information on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings information will maintain the confidentiality of such portfolio holdings information and will not trade on such information (non-disclosure agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings information on an ongoing basis.

Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Invesco Funds, and where there is no other way to transact the Funds' business without disclosure of such portfolio holdings information.

The Holdings Disclosure Policy provides that the Funds, Invesco or any other party in connection with the disclosure of portfolio holdings information will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.

Disclosure of certain portfolio holdings information without non-disclosure agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings information as part of the day-to-day operations of the Funds.

From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio investments or may state that a Fund has recently purchased or sold one or more investments. The investments subject to these views and statements may be ones that were purchased or sold since the date on which portfolio holdings information was made available on the Fund's website and therefore may not be reflected on the portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan and their advisers. The nature and content of the views and statements provided to each of these persons may differ.

Disclosure of portfolio holdings information to traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the investments held by a Fund when purchasing and selling investments through broker-dealers, futures commissions merchants, clearing agencies and other counterparties, requesting bids on investments, obtaining price quotations on investments, or in connection with litigation involving the Funds' portfolio investments. Invesco does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.

Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.

MANAGEMENT OF THE TRUST

Board of Trustees

68

The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.

Interested Trustee

Martin L. Flanagan, Trustee and Vice Chair

Martin L. Flanagan has been a member of the Board of Trustees and Vice Chair of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.

Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co- chief executive officer from January 2004 to July 2005. Previously he had been Franklin's co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.

Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.

Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.

The Board believes that Mr. Flanagan's long experience as an executive in the investment management area benefits the Funds.

Independent Trustees

Bruce L. Crockett, Trustee and Chair

Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees and their predecessor funds since 2004.

Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.

Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of ALPS (Attorneys Liability Protection Society) and Ferroglobe PLC (metallurgical company) and he is a life trustee of the University of Rochester Board of Trustees. He is a member of the Audit Committee of Ferroglobe PLC.

The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.

David C. Arch, Trustee

David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.

69

Mr. Arch is the Chairman of Blistex Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers' Association and a member of the World Presidents' Organization.

The Board believes that Mr. Arch's experience as the CEO of a public company and his experience with investment companies benefits the Funds.

Beth Ann Brown, Trustee

Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.

Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and as an Independent Consultant since September 2012. Since 2013, she has also served as Director, Vice President (through 2019) and President (since 2019) of Grahamtastic Connection, a non-profit organization.

Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations and Managing Director, Head of National Accounts. She also served as Senior Vice President, National Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc.

From 2014 and 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and also served as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.

The Board believes that Ms. Brown's experience in financial services and investment management and as a director of other investment companies benefits the Funds.

Jack M. Fields, Trustee

Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.

Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the SEC. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.

Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group, Inc. in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs. He is also a member of the Board of Directors of Baylor College of Medicine.

Mr. Fields also served as a Director of Insperity, Inc. (formerly known as Administaff), a premier professional employer organization with clients nationwide until 2015. In addition, Mr. Fields serves as Chairman and sits on the Board of Discovery Learning Alliance, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.

The Board believes that Mr. Fields' experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

Cynthia Hostetler, Trustee

70

Cynthia Hostetler has been a member of the Board of Trustees of the Invesco Funds since 2017.

Ms. Hostetler is currently a member of the board of directors of the Vulcan Materials Company, a public company engaged in the production and distribution of construction materials, Trilinc Global Impact Fund LLC, a publicly registered non-traded limited liability company that invests in a diversified portfolio of private debt instruments, and Genesee & Wyoming, Inc., a public company that owns and operates railroads worldwide. Ms. Hostetler also serves on the board of governors of the Investment Company Institute and is a member of the governing council of the Independent Directors Council, both of which are professional organizations in the investment management industry.

Previously, Ms. Hostetler served as a member of the board of directors/trustees of Aberdeen Investment Funds, a mutual fund complex, and Edgen Group Inc., a public company that provides products and services to energy and construction companies, from 2012 to 2013, prior to its sale to Sumitomo.

From 2001 to 2009 Ms. Hostetler served as Head of Investment Funds and Private Equity at Overseas Private Investment Corporation ("OPIC"), a government agency that supports US investment in the emerging markets. Ms. Hostetler oversaw a multi-billion dollar investment portfolio in private equity funds. Prior to joining OPIC, Ms. Hostetler served as President and member of the board of directors of First Manhattan Bancorporation, a bank holding company, and its largest subsidiary, First Savings Bank, from 1991 to 2001.

The Board believes that Ms. Hostetler's knowledge of financial services and investment management, her experience as a director of other companies, including a mutual fund complex, her legal background, and other professional experience gained through her prior employment benefit the Funds.

Dr. Eli Jones, Trustee

Dr. Eli Jones has been a member of the Board of Trustees of the Invesco Funds since 2016.

Dr. Jones is the dean of the Mays Business School at Texas A&M University and holder of the Peggy Pitman Mays Eminent Scholar Chair in Business. Dr. Jones has served as a director of Insperity, Inc. since April 2004 and is chair of the Compensation Committee and a member of the Nominating and Corporate Governance Committee. Prior to his current position, from 2012-2015, Dr. Jones was the dean of the Sam M. Walton College of Business at the University of Arkansas and holder of the Sam M. Walton Leadership Chair in Business. Prior to joining the faculty at the University of Arkansas, he was dean of the E. J. Ourso College of Business and Ourso Distinguished Professor of Business at Louisiana State University from 2008 to 2012; professor of marketing and associate dean at the C.T. Bauer College of Business at the University of Houston from 2007 to 2008; an associate professor of marketing from 2002 to 2007; and an assistant professor from 1997 until 2002. He taught at Texas A&M University for several years before joining the faculty of the University of Houston. Dr. Jones served as the executive director of the Program for Excellence in Selling and the Sales Excellence Institute at the University of Houston from 1997 to 2007. Before becoming a professor, he worked in sales and sales management for three Fortune 100 companies: Quaker Oats, Nabisco, and Frito-Lay. Dr. Jones is a past director of Arvest Bank. He received his Bachelor of Science degree in journalism in 1982, his MBA in 1986 and his Ph.D. in 1997, all from Texas A&M University.

The Board believes that Dr. Jones' experience in academia and his experience in marketing benefits the Funds.

Elizabeth Krentzman, Trustee

Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.

71

Ms. Krentzman currently serves as a member of the Board of Trustees of the University of Florida National Board Foundation. She is a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman is also a member of the Board of Trustees and Audit Committee of the University of Florida Law Center Association, Inc.

Previously, Ms. Krentzman served as a member of the Audit Committee of the University of Florida National Board Foundation. Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.

From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1987 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and as an Associate at Ropes & Gray LLP.

The Board believes that Ms. Krentzman's legal background, experience in financial services and accounting and as a director of other investment companies benefits the Funds.

Anthony J. LaCava, Jr., Trustee

Anthony J. LaCava, Jr. has been a member of the Board of Trustees of the Invesco Funds since

2019.

Previously, Mr. LaCava served as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.

Mr. LaCava retired after a 37-year career with KPMG LLP ("KPMG") where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate, manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board's audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG's New England practice.

Mr. LaCava currently serves as Chairman of the Business Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.

The Board believes that Mr. LaCava's experience in audit and financial services benefits the Funds.

Dr. Prema Mathai-Davis, Trustee

Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since

1998.

Previously, Dr. Mathai-Davis served as co-founder and partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform).

Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981.

72

She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.

The Board believes that Dr. Mathai-Davis' extensive experience in running public and charitable institutions benefits the Funds.

Joel W. Motley, Trustee

Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.

Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He has been a member of the Vestry of Trinity Wall Street since 2011 and has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since January 2002.

Mr. Motley also serves as a member of the Council on Foreign Relations and its Finance and Budget Committee. He is a member of the Investment Committee and is Chairman Emeritus of the Board of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley, a non-profit cultural organization.

Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation, a bioethics research foundation, and as a Director of Friends of the LRC, a South Africa legal services foundation.

Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor, and served as a Director of Columbia Equity Financial Corp., a privately-held financial advisor, from 2002 to 2007.

The Board believes that Mr. Motley's experience in financial services and as a director of other investment companies benefits the Funds.

Teresa M. Ressel, Trustee

Teresa M. Ressel has been a member of the Board of Trustees of the Invesco Funds since 2017.

Ms. Ressel has previously served across both the private sector and the U.S. government. Formerly, Ms. Ressel served from 2004 to 2012 in various capacities at UBS AG, including most recently as Chief Executive Officer of UBS Securities LLC, a broker-dealer division of UBS Investment Bank, and Group Chief Operating Officer of the Americas group at UBS AG. In these roles, Ms. Ressel managed a broad array of operational risk controls, supervisory control, regulatory, compliance, and logistics functions covering the United States and Canada, as well as banking activities covering the Americas.

Between 2001 and 2004, Ms. Ressel served at the U.S. Treasury first as Deputy Assistant Secretary for Management and Budget and then as Assistant Secretary for Management and Chief Financial Officer. Ms. Ressel was confirmed by the U.S. Senate and handles a broad array of management duties including finance & accounting, operational risk, audit and performance measurement along with information technology and infrastructure security.

Ms. Ressel currently serves as a member of the board of directors and as a member of the audit committee of ON Semiconductor Corporation, a publicly traded technology company and a leading supplier of semiconductor-based solutions, many of which reduce global energy use. She has served on the ON Semiconductor board since 2012.

73

From 2014 to 2017, Ms. Ressel also served on the board of directors at Atlantic Power Corporation, a publicly traded company which owns and operates a diverse fleet of power generation across the United States and Canada.

The Board believes that Ms. Ressel's risk management and financial experience in both the private and public sectors benefits the Funds.

Ann Barnett Stern, Trustee

Ann Barnett Stern has been a member of the Board of Trustees of the Invesco Funds since 2017.

Ms. Stern is currently the President and Chief Executive Officer of Houston Endowment Inc., a private philanthropic institution. She has served in this capacity since 2012. Formerly, Ms. Stern served in various capacities at Texas Children's Hospital from 2003 to 2012, including General Counsel and Executive Vice President.

Ms. Stern is also currently a member of the Dallas Board of the Federal Reserve Bank of Dallas, a role she has held since 2013.

The Board believes that Ms. Stern's knowledge of financial services and investment management and her experience as a director, and other professional experience gained through her prior employment benefit the Funds.

Robert C. Troccoli, Trustee

Robert C. Troccoli has been a member of the Board of Trustees of the Invesco Funds since 2016.

Mr. Troccoli retired in 2010 after a 39-year career with KPMG LLP. From 2013 to 2017, he was an adjunct professor at the University of Denver's Daniels College of Business.

Mr. Troccoli's leadership roles during his career with KPMG included managing partner and partner in charge of the Denver office's Financial Services Practice. He served regulated investment companies, investment advisors, private partnerships, private equity funds, sovereign wealth funds, and financial services companies. Toward the end of his career, Mr. Troccoli was a founding member of KPMG's Private Equity Group in New York City, where he served private equity firms and sovereign wealth funds. Mr. Troccoli also served mutual fund clients along with several large private equity firms as Global Lead Partner of KPMG's Private Equity Group.

The Board believes that Mr. Troccoli's experience as a partner in a large accounting firm and his knowledge of investment companies, investment advisors, and private equity firms benefits the Funds.

Daniel S. Vandivort, Trustee

Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex.

Mr. Vandivort is currently Treasurer, Chairman of the Audit and Finance Committee and Trustee of the Board of Trustees at Huntington Disease Foundation of America. He also serves as President of Flyway Advisory Services LLC, a consulting and property management company.

Previously, Mr. Vandivort served as Chairman and Lead Independent Director, Chairman of the Audit Committee and Director of Value Line Funds from 2008 through 2014.

74

The Board believes that Mr. Vandivort's experience in financial services and investment management and as a director of other investment companies benefits the Funds.

James D. Vaughn, Trustee

James D. Vaughn has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2012 to 2019, Mr. Vaughn served on the boards of certain investment companies in the Oppenheimer Funds complex.

Prior to his retirement, Mr. Vaughn served as managing partner of the Denver office of Deloitte & Touche LLP, and held various positions in the Denver and New York offices of Deloitte & Touche LLP during his 32 year career.

Mr. Vaughn has served as a Board member and Chairman of the Audit Committee of AMG National Trust Bank since 2005. He also serves as a Trustee and member of the Investment Committee of the University of South Dakota Foundation. In addition, Mr. Vaughn has served as a Board member, Audit Committee member and past Board Chair of Junior Achievement since 1993.

Previously, Mr. Vaughn served as Trustee and Chairman of the Audit Committee of Schroder Funds from 2003 to 2012. He also previously served as a Board Member of Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network.

The Board believes that Mr. Vaughn's experience in financial services and accounting and as a director of other investment companies benefits the Funds.

Christopher L. Wilson, Trustee, Vice Chair and Chair Designate

Christopher L. Wilson has been a member of the Board of Trustees of the Invesco Funds since 2017. He has served as Chair Designate since March 27, 2019 and Vice Chair since June 10, 2019.

Mr. Wilson started a career in the investment management business in 1980. From 2004 to 2009, Mr. Wilson served as President and Chief Executive Officer of Columbia Funds, a mutual fund complex with over $350 billion in assets. From 2009 to 2017, Mr. Wilson served as a Managing Partner of CT2, LLC, an early stage investing and consulting firm for start-up companies.

From 2014 to 2016, Mr. Wilson served as a member of the Board of Directors of the mutual fund company managed by TDAM USA Inc., an affiliate of TD Bank, N.A.

Mr. Wilson also currently serves as a member of the Board of Directors of ISO New England, Inc., the company that establishes the wholesale electricity market and manages the electrical power grid in New England. Mr. Wilson is currently the chair of the Audit and Finance Committee, which also oversees cybersecurity, and a member of the systems planning committee of ISO-NE, Inc. He previously served as chair of the Human Resources and Compensation Committee and was a member of the Markets Committee. He has served on the ISO New England, Inc. board since 2011.

The Board believes that Mr. Wilson's knowledge of financial services and investment management, his experience as a director and audit committee member of other companies, including a mutual fund company, and other professional experience gained through his prior employment benefit the Funds.

Management Information

The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with oversight of the Trust, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Funds. The Trust has entered into agreements with various service providers, including the Funds' investment advisers, administrator, transfer

75

agent, distributor and custodians, to conduct the day-to-day operations of the Funds. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these arrangements on an ongoing basis.

Certain Trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust's executive officers hold similar offices with some or all of the other Trusts.

Leadership Structure and the Board of Trustees. The Board is currently composed of seventeen Trustees, including sixteen Trustees who are not "interested persons" of the Funds, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each, an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five standing committees – the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation, Distribution and Proxy Oversight Committee (the Committees), to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, including the Senior Officer of the Trust, attorneys, and other Trustees between meetings. The Chairman also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the Trust's Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board believes that its leadership structure, including having an Independent Trustee as Chairman, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the interested Trustee who is an active officer of the Funds' investment adviser. The Board's leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Funds and their shareholders and results in effective decision-making.

Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer.

The Board also considers liquidity risk management issues as part of its general oversight responsibilities and oversees the Trust's liquidity risk through, among other things, receiving periodic reporting and presentations by Invesco personnel that address liquidity matters. As required by Rule 22e- 4 under the 1940 Act, the Board, including a majority of the Independent Trustees, has approved the Trust's Liquidity Risk Management ("LRM") Program, which is reasonably designed to assess and manage the Trust's liquidity risk, and has appointed the LRM Program Administrator that is responsible for administering the LRM Program. The Board also reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the program and assesses its adequacy and effectiveness of implementation.

The Audit Committee is apprised by, and discusses with, management its policies on risk assessment and risk management. Such discussion includes a discussion of the guidelines governing the process by which risks are assessed and managed and an identification of each Fund's major financial risk exposures. In addition, the Audit Committee meets regularly with representatives of Invesco Ltd.'s internal

76

audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.

The Compliance Committee receives regular compliance reports prepared by Invesco's compliance group and meets regularly with the Fund's Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee has recommended and the Board has adopted compliance policies and procedures for the Funds and for the Funds' service providers. The compliance policies and procedures are designed to detect, prevent and correct violations of the federal securities laws.

The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable to the Funds. In addition, the Governance Committee oversees an annual self-assessment of the Board and addresses governance risks, including insurance and fidelity bond matters, for the Trust.

The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Invesco Funds. In addition, Invesco's Chief Investment Officers and the portfolio managers of the Funds meet regularly with the Investments Committee or its sub- committees to discuss portfolio performance, including investment risk, such as the impact on the Funds of investments in particular types of securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund's risk profile, the Board generally is consulted in advance with respect to such change.

The Valuation, Distribution and Proxy Oversight Committee monitors fair valuation of portfolio securities based on management reports that include explanations of the reasons for the fair valuation and the methodology used to arrive at the fair value.

Committee Structure

The members of the Audit Committee are Messrs. Arch, Crockett, LaCava (Chair), Troccoli and Vaughn (Vice Chair), and Mss. Hostetler, Krentzman and Ressel. The Audit Committee performs a number of functions with respect to the oversight of the Funds' accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) appointing independent registered public accountants for the Funds; (iii) to the extent required, pre-approving certain audit and permissible non-audit services; (iv) overseeing the financial reporting process for the Funds; (v) assisting the Board with its oversight of the integrity of the Funds' financial statements and compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; and (vi) pre-approving engagements for non-audit services to be provided by the Funds' independent auditors to the Funds' investment adviser or to any of its affiliates. During the fiscal year ended December 31, 2019, the Audit Committee held seven meetings.

The members of the Compliance Committee are Messrs. Arch (Chair), Motley, Troccoli and Vaughn, and Mss. Brown, Hostetler, Krentzman and Ressel (Vice Chair). The Compliance Committee performs a number of functions with respect to compliance matters, including: (i) reviewing and making recommendations concerning the qualifications, performance and compensation of the Funds' Chief Compliance Officer; (ii) reviewing recommendations and reports made by the Chief Compliance Officer or Senior Officer of the Funds regarding compliance matters; (iii) overseeing compliance policies and procedures of the Funds and their service providers; (iv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, or the Senior Officer; (v) reviewing reports prepared by a third party's compliance review of Invesco; (vi) if requested by the Board, overseeing risk management with respect to the Funds, including receiving and overseeing risk management reports from Invesco that are applicable to the Funds and their service providers; and (vii) reviewing reports by Invesco on correspondence with regulators or governmental agencies with respect to the Funds and recommending to the Board what action, if any, should be taken by the Funds in light of

77

such reports. During the fiscal year ended December 31, 2019, the Compliance Committee held five meetings.

The members of the Governance Committee are Messrs. Crockett, Fields (Chair), LaCava, Vandivort and Wilson, Ms. Stern (Vice Chair) and Drs. Jones and Mathai-Davis. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board and the Chair and Vice Chair of each Committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees;(iii) overseeing the annual evaluation of the performance of the Board and its Committees; (iv) considering and overseeing the selection of independent legal counsel to the Independent Trustees; (v) reviewing and approving the compensation paid to the Senior Officer; (vi) reviewing administrative and/or logistical matters pertaining to the operations of the Board; and (vii) reviewing annually recommendations from Invesco regarding amounts and coverage of primary and excess directors and officers/errors and omissions liability insurance and allocation of premiums. During the fiscal year ended December 31, 2019, the Governance Committee held eight meetings.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such submitting shareholder is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year's annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Trust has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Trust.

The members of the Investments Committee are Messrs. Arch, Crockett (Chair), Fields, Flanagan, LaCava, Motley, Troccoli, Vandivort, Vaughn and Wilson (Vice Chair), Mss. Brown, Hostetler (Vice Chair), Krentzman, Ressel and Stern (Vice Chair) and Drs. Jones and Mathai-Davis. The Investments Committee's primary purposes are to assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers and to periodically review Fund performance information, information regarding the Funds' trading practices and such other reports pertaining to portfolio securities transactions and information regarding the investment personnel and other resources devoted to the management of the Funds and make recommendations to the Board, when applicable. During the fiscal year ended December 31, 2019, the Investments Committee held five meetings.

The Investments Committee has established three Sub-Committees and delegated to the Sub- Committees responsibility for, among other matters: (i) reviewing the performance of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), except to the extent the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies, performance and risks and other investment-related matters of the Designated Funds; and (iii) being familiar with the investment objectives and principal investment strategies of the Designated Funds as stated in such Designated Funds' prospectuses, and with the management's discussion of fund performance section of the Designated Funds' periodic shareholder reports.

The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Fields, Motley, Vandivort and Wilson, Mss. Brown and Stern and Drs. Jones (Vice Chair) and Mathai-Davis (Chair). The Valuation, Distribution and Proxy Oversight Committee performs a number of functions with respect to

78

valuation, distribution and proxy voting, including: (i) reviewing reports and making recommendations to the full Board regarding the Funds' valuation methods and determinations, and annually approving and making recommendations to the full Board regarding pricing procedures; (ii) reviewing Invesco's annual report evaluating the pricing vendors, and approving and recommending that the full Board approve changes to pricing vendors and pricing methodologies; (iii) reviewing reports and making recommendations to the full Board regarding mutual fund distribution and marketing channels and expenditures; (iv) reviewing reports and making recommendations to the full Board regarding proxy voting guidelines, policies and procedures; and (v) receiving reports regarding actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing issues and, if appropriate, consulting with the Compliance Committee about such conflicts. During the fiscal year ended December 31, 2019, the Valuation, Distribution and Proxy Oversight Committee held five meetings.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.

Compensation

Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and of each Committee and Sub-Committee receive additional compensation for their services.

Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2019 is found in Appendix D.

Retirement Policy

The Trustees have adopted a retirement policy that permits each Trustee to serve until December 31 of the year in which the Trustee turns 75.

Pre-Amendment Retirement Plan For Trustees

The Trustees have adopted a Retirement Plan for the Trustees who are not affiliated with the Adviser. A description of the pre-amendment Retirement Plan follows. Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a Covered Fund), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (Former Van Kampen Trustee), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.

For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee's annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee's credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be

79

made to the deceased Trustee's designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.

If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee's annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee's termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee's designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.

If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee's years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee's years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.

Amendment of Retirement Plan and Conversion to Defined Contribution Plan

The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the Amended Plan). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee's existing retirement plan benefit as of December 31, 2013 (the Existing Plan Benefit) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the Expected Future Benefit and, together with the Existing Plan Benefit, the Accrued Benefit). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee's Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.

Deferred Compensation Agreements

80

Three retired Trustees, as well as Messrs. Crockett, LaCava, Motley, Troccoli, Vandivort, Vaughn and Wilson, Mss. Hostetler and Stern and Drs. Jones and Mathai-Davis (for purposes of this paragraph only, the Deferring Trustees) have each executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.

Code of Ethics

Invesco, the Trust, Invesco Distributors and certain of the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Certain Sub-Advisers have adopted their own Code of Ethics. Each Code of Ethics is designed to detect and prevent improper personal trading by portfolio managers and certain other employees that could compete with or take advantage of the Fund's portfolio transactions. Unless specifically noted, to the extent a Sub-Adviser has adopted its own Code of Ethics, each Sub-Adviser's Code of Ethics does not materially differ from Invesco's Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading in the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre- clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Proxy Voting Policies

Invesco has adopted its own specific Proxy Voting Policies.

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):

Fund	Adviser/Sub-Adviser

81

Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. American Value Fund	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund	Invesco Advisers, Inc.
Invesco V.I. Core Plus Bond Fund	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund	Invesco Advisers, Inc.
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity Fund	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Invesco V.I. Health Care Fund	Invesco Advisers, Inc.
Invesco V.I. High Yield Fund	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility Fund	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index Fund	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	Invesco Advisers, Inc.
Invesco V.I. Technology Fund	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund	Invesco Advisers, Inc.

Invesco (the Proxy Voting Entity) will vote such proxies in accordance with the proxy voting policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix

E.Any material changes to the proxy voting policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2019 is available without charge at our website, www.invesco.com/us. This information is also available at the SEC website, http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Funds' shares by beneficial or record owners of such Funds and ownership of Fund shares by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Invesco serves as the Funds' investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds' day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco Advisers Inc. is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

As investment adviser, Invesco supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The

82

investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Annual Rate/Net Assets
Fund Name	Per Advisory Agreement
Invesco V.I. American Franchise Fund	0.695% of the first $250 million
0.67% of the next $250 million
0.645% of the next $500 million
0.62% of the next $550 million
0.60% of the next $3.45 billion
0.595% of the next $250 million
0.57% of the next $2.25 billion
0.545% of the next $2.5 billion
0.52% of the excess over $10 billion
Invesco V.I. American Value Fund	0.72% of the first $1 billion
0.65% of the excess over $1 billion
Invesco V.I. Balanced-Risk Allocation Fund	0.95% of the first $250 million
0.925% of the next $250 million
0.90 % of the next $500 million
0.875% of the next $1.5 billion
0.85% of the next $2.5 billion
0.825% of the next $2.5 billion
0.80% of the next $2.5 billion
0.775% of the excess over $10 billion
Invesco V.I. Comstock Fund	0.60% of the first $500 million
0.55% of the excess over $500 million
Invesco V.I. Core Equity Fund	0.65% of the first $250 million
0.60% of the excess over $250 million

83

Invesco V.I. Core Plus Bond Fund	0.450% of the first $500 million
0.425% of the next $500 million
0.400% of the next $1.5 billion
0.375% of the next $2.5 billion
0.350% of the excess over $5 billion
Invesco V.I. Diversified Dividend Fund	0.545% of the first $250 million
0.42% of the next $750 million
0.395% of the next $1 billion
0.37% of the excess over $2 billion
Invesco V.I. Equally-Weighted S&P 500 Fund	0.12% of the first $2 billion
0.10% of the excess over $2 billion
Invesco V.I. Equity and Income Fund	0.50% of the first $150 million
0.45% of the next $100 million
0.40% of the next $100 million
0.35% of the excess over $350 million
Invesco V.I. Global Core Equity Fund	0.67% of the first $1 billion
0.645% of the next $500 million
0.62% of the next $1 billion
0.595% of the next $1 billion
0.57% of the next $1 billion
0.545% of the excess over $4.5 billion
0.75% of the first $250 million
Invesco V.I. Global Real Estate Fund	0.74% of the next $250 million
0.73% of the next $500 million
0.72% of the next $1.5 billion
0.71% of the next $2.5 billion
0.70% of the next $2.5 billion
0.69% of the next $2.5 billion
0.68% of the excess over $10 billion
Invesco V.I. Government Money Market Fund*	0.15% of average daily net assets
Invesco V.I. Government Securities Fund	0.50% of the first $250 million
0.45% of the excess over $250 million
Invesco V.I. Growth and Income Fund	0.60% of the first $500 million
0.55% of the excess over $500 million
Invesco V.I. Health Care Fund	0.75% of the first $250 million
0.74% of the next $250 million
0.73% of the next $500 million
0.72% of the next $1.5 billion
0.71% of the next $2.5 billion
0.70% of the next $2.5 billion
0.69% of the next $2.5 billion
0.68% of the excess over $10 billion
Invesco V.I. High Yield Fund	0.625% of the first $200 million
0.55% of the next $300 million
0.50% of the next $500 million
0.45% of the excess over $1 billion
Invesco V.I. International Growth Fund	0.75% of the first $250 million
0.70% of the excess over $250 million
Invesco V.I. Managed Volatility Fund	0.60% of average daily net assets

84

Invesco V.I. Mid Cap Core Equity Fund	0.725% of the first $500 million
0.700% of the next $500 million
0.675% of the next $500 million
0.65% of the excess over $1.5 billion
Invesco V.I. S&P 500 Index Fund	0.12% of the first $2 billion
0.10% of the excess over $2 billion
Invesco V.I. Small Cap Equity Fund	0.745% of the first $250 million
0.73% of the next $250 million
0.715% of the next $500 million
0.70% of the next $1.5 billion
0.685% of the next $2.5 billion
0.67% of the next $2.5 billion
0.655% of the next $2.5 billion
0.64% of the excess over $10 billion
Invesco V.I. Technology Fund	0.75% of the first $250 million
0.74% of the next $250 million
0.73% of the next $500 million
0.72% of the next $1.5 billion
0.71% of the next $2.5 billion
0.70% of the next $2.5 billion
0.69% of the next $2.5 billion
0.68% of the excess over $10 billion
Invesco V.I. Value Opportunities Fund	0.695% of the first $250 million
0.67% of the next $250 million
0.645% of the next $500 million
0.62% of the next $1.5 billion
0.595% of the next $2.5 billion
0.57% of the next $2.5 billion
0.545% of the next $2.5 billion
0.52% of the excess over $10 billion

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made.

Invesco has voluntarily undertaken to waive fees to the extent necessary to assist Invesco V.I. Government Money Market Fund in attempting to maintain a positive yield. There is no guarantee that a Money Market Fund will maintain a positive yield. That undertaking may be amended or rescinded at any time.

Invesco has contractually agreed through at least June 30, 2021, to waive advisory fees payable by each Fund in an amount equal to 100% of the net advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks " Investment Strategies and Risks " Other Investments " Other Investment Companies."

Invesco V.I. Balanced-Risk Allocation Fund may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee. The Adviser has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser's contract with the Subsidiary is in place.

85

Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable) for the following Funds' shares:

	Annual Rate/Net Assets
Fund	Per Expense Limitation
	Agreement
	Expires	Expires
	June 30, 2020	April 30, 2021
Invesco V.I. American Franchise Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. American Value Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Balanced-Risk Allocation Fund
Series I	-	0.80% less net AFFE*
Series II	-	1.05% less net AFFE*
Invesco V.I. Comstock Fund
Series I	-	0.78%
Series II	-	1.03%
Invesco V.I. Core Equity Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Core Plus Bond Fund
Series I	-	0.61%
Series II	-	0.86%
Invesco V.I. Diversified Dividend Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Equally-Weighted S&P 500 Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Equity and Income Fund
Series I	1.50%	-
Series II	1.75%	-
Invesco V.I. Global Core Equity Fund
Series I	2.25%	-
Series II	2.50%	-
Invesco V.I. Global Real Estate Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Government Money Market Fund
Series I	1.50%	-
Series II	1.75%	-
Invesco V.I. Government Securities Fund
Series I	1.50%	-
Series II	1.75%	-
Invesco V.I. Growth and Income Fund
Series I	-	0.78%
Series II	-	1.03%
Invesco V.I. Health Care Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. High Yield Fund
Series I	1.50%	-
Series II	1.75%	-
Invesco V.I. International Growth Fund
Series I	2.25%	-
Series II	2.50%	-

86

	Annual Rate/Net Assets
Fund	Per Expense Limitation
	Agreement
	Expires	Expires
	June 30, 2020	April 30, 2021
Invesco V.I. Managed Volatility Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Mid Cap Core Equity Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. S&P 500 Index Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Small Cap Equity Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Technology Fund
Series I	2.00%	-
Series II	2.25%	-
Invesco V.I. Value Opportunities Fund
Series I	2.00%	-
Series II	2.25%	-

*Acquired Fund Fees and Expenses ("AFFE") will be calculated as of the Fund's fiscal year end according to Instruction 3(f) of Item 3 of Form N-1A. "Net AFFE" will be calculated by subtracting any waivers by Invesco associated with investments in affiliated funds, such as investments in affiliated money market funds, from the AFFE calculated in accordance with the preceding sentence. For clarity, the NET AFFE calculated as of the Fund's fiscal year end will be used throughout the waiver period in establishing the Fund's waiver amount, regardless of whether actual AFFE is more or less during the waiver period.

Acquired Fund Fees and Expenses are not operating expenses of the Funds directly, but are fees and expenses, including management fees of the investment companies in which the Funds invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund's expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus. Unless Invesco continues the fee waiver agreements, they will terminate as indicated above. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board.

The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix G.

Investment Sub-Advisers

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund (each, a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Advisers Act are:

Invesco Asset Management Deutschland GmbH (Invesco Deutschland)

Invesco Asset Management (India) Private Limited (Invesco India)

Invesco Asset Management Limited (Invesco Asset Management)

Invesco Asset Management (Japan) Limited (Invesco Japan)

Invesco Canada Ltd. (Invesco Canada)

Invesco Hong Kong Limited (Invesco Hong Kong)

Invesco Capital Management LLC (Invesco Capital)

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)

87

Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.

The only fees payable to the Sub-Advisers described above under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub- Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.

Services to the Subsidiary

As with Invesco V.I. Balanced-Risk Allocation Fund, Invesco is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, Invesco provides the Subsidiary with the same type of management and sub-advisory services, under the same terms and conditions, as are provided to Invesco V.I. Balanced-Risk Allocation Fund. The advisory agreement of the Subsidiary provides for automatic termination upon the termination of the Advisory Agreement, respectively, with respect to Invesco V.I. Balanced-Risk Allocation Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services with the same service providers that provide those services to Invesco V.I. Balanced-Risk Allocation Fund.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by Invesco V.I. Balanced-Risk Allocation Fund. As a result, Invesco, in managing the Subsidiary's portfolio, is subject to the same operational guidelines that apply to the management of Invesco V.I. Balanced-Risk Allocation Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary. Invesco V.I. Balanced- Risk Allocation Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures and makes periodic reports to Invesco V.I. Balanced-Risk-Allocation Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

Service Agreements

Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation. Currently, Invesco is reimbursed for the services of the Trust's principal financial officer and her staff and any expenses related to fund accounting services.

In addition, Invesco contracts with Participating Insurance Companies for certain administrative services provided to the Funds, which services are described in the Funds' prospectus.

Each Participating Insurance Company negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one Participating Insurance Company to another. Invesco does not make an independent assessment of a Participating Insurance Company's cost of providing such services.

88

The Administrative Services Agreement provides that the Funds will reimburse Invesco for its costs in paying the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.15% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by Invesco to a Participating Insurance Company in excess of 0.15% of the average net assets invested in each Fund are paid by Invesco out of its own financial resources.

Administrative services fees are found in Appendix I.

For Invesco V.I. Balanced-Risk Allocation Fund, an agreement containing the same material, terms and provisions was entered into between Invesco and the Subsidiary.

Other Service Providers

Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, a wholly-owned subsidiary of Invesco Ltd., is the Trust's transfer agent.

The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services for the Funds. The TA Agreement provides that Invesco Investment Services will receive a per trade fee plus out-of-pocket expenses to process orders for purchases and redemptions of shares; prepare and transmit payments for dividends and distributions declared by the Funds; and maintain shareholder accounts.

For Invesco V.I. Balanced-Risk Allocation Fund, an agreement containing the same material terms and provisions was entered into between Invesco and the Subsidiary.

Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario, Canada M2N6X7, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub- transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.

For Invesco V.I. Balanced-Risk Allocation Fund, an agreement containing the same material terms and provisions was entered into between Invesco and the Subsidiary.

Custodian. State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110-2801, is custodian of all securities and cash of the Funds (except Invesco V.I. Government Money Market Fund). The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of Invesco V.I. Government Money Market Fund. The Bank of New York Mellon also serves as sub-custodian to facilitate cash management.

The Custodian and sub-custodian are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities' depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

89

For Invesco V.I. Balanced-Risk Allocation Fund, an agreement containing the same material terms and provisions was entered into between the Custodian and the Subsidiary.

Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has selected, and the Board has ratified and approved, PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021, as the independent registered public accounting firm to audit the financial statements of the Funds. In connection with the audit of the Funds' financial statements, the Funds entered into an engagement letter with PricewaterhouseCoopers LLP. The terms of the engagement letter required by PricewaterhouseCoopers LLP, and agreed to by the Funds' Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided thereunder.

Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.

Securities Lending Arrangements

The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Funds for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee and to obtain Board approval prior to charging such a fee in the future.

The Board has approved certain Funds' participation in a securities lending program. Under the securities lending program, The Bank of New York Mellon (BNY Mellon) served as the securities lending agent for Invesco V.I. American Franchise Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Mid Cap Growth Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Small Cap Equity Fund and Invesco V.I. Technology Fund from March 18, 2019 through the end of the Funds' most recently completed fiscal year. Prior to March 18, 2019,, Brown Brothers Harriman & Co. (Brown Brothers) served as the securities lending agent for Invesco V.I. Global Core Equity Fund, Invesco V.I. Mid Cap Growth Fund and Invesco V.I. Small Cap Equity Fund, and State Street Bank and Trust Company (State Street) served as the securities lending agent for Invesco V.I. American Franchise Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. S&P 500 Index Fund and Invesco V.I. Technology Fund under a separate securities lending programs.

For the fiscal year ended December 31, 2019, the income earned by the Funds, as well as the fees and/or compensation paid by the Funds (in dollars) pursuant to a securities lending agency/authorization agreement between the Trust, with respect to the Funds, and BNY Mellon, State Street or Brown Brothers (each, a "Securities Lending Agent"), were as follows:

Fees and/or compensation for securities lending activities and related services:

90

Fund

Invesco

V.I.

American

Franchise

Fund

Invesco

V.I.

Equally-

Weighted

S&P 500

Fund

Invesco

V.I. Global

Core

Equity

Fund

Invesco

V.I. Mid

Cap Core

Equity

Fund

Invesco

V.I. Mid

Cap

Growth

Fund

Invesco

V.I. S&P

500Index Fund

Invesco

V.I. Small

Cap Equity

Fund

Invesco

V.I.

Technology

Fund

		Fees paid
		for any
		cash
		collateral
		manageme
		nt service
		(including
		fees
		deducted
		from a
		pooled
		cash
	Fees paid	collateral
Gross	to	reinvestme				Other	Aggregate
income	Securities	nt vehicle)	Administrati			fees not	fees/	Net income
from	Lending	not	ve fees not	Indemnification		included	compensation	from
securities	Agent from	included in	included in	fees not	Rebate (paid	in the	for securities	securities
lending	a revenue	the	the	included in the	to	revenue	lending	lending
activities	split	revenue split	revenue split	split	borrower)	split	activities	activities
$37,333.69	$9,186.59	$0	$0	$0	$(54,535.39)	$0	$(45,348.80)	$82,682.49
$12,661.54	$331.24	$0	$0	$0	$9,460.11	$0	$9,791.35	$2,870.19
$399.39	$33.55	$0	$0	$0	$173.02	$0	$206.57	$192.82
$10,047.12	$1,356.93	$0	$0	$0	$(3,523.02)	$0	$(2,166.09)	$12,213.21
$14,678.03	$1,424.40	$0	$0	$0	$454.58	$0	$1,878.98	$12,799.05
$176.62	$2.47	$0	$0	$0	$160.33	$0	$162.80	$13.82
$49,551.31	$2,487.04	$0	$0	$0	$26,181.94	$0	$28,668.98	$20,882.33
$23,273.96	$3,355.18	$0	$0	$0	$(10,246.44)	$0	$(6,891.26)	$30,165.22

For the fiscal year ended December 31, 2019, BNY Mellon provided the following services for the Funds in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Fund; (ii) negotiating loan terms; (iii) receiving collateral from borrowers; (iv) collecting distributions from borrowers and crediting such distributions to the custodial account; (v) collecting securities loan fees and crediting them to the collateral account; (vi) terminating loans in its reasonable discretion or as directed by the Fund; (vii) effecting currency conversion transactions; (viii) investing and reinvesting cash collateral; (ix) maintaining books and records; and (x) acting as the Fund's agent in connection with all aspects of (including establishment, maintenance, perfection, administration, performance of and realization upon) the security interest in, and lien and charge upon, the collateral.

91

For the fiscal year ended December 31, 2019, Brown Brothers and State Street provided the following services for the Funds in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Fund; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Fund; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity and material proxy votes relating to loaned securities; and (viii) arranging for return of loaned securities to the Fund at loan termination.

Portfolio Managers

Appendix H contains the following information regarding the portfolio managers identified in each Fund's prospectus:

∙The dollar range of the managers' investments in each Fund.

∙A description of the managers' compensation structure.

∙Information regarding other accounts managed and potential conflicts of interest that might arise from the management of multiple accounts.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund's assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers' brokerage allocation procedures do not materially differ from Invesco Advisers Inc.'s procedures. The same procedures also apply to the Subsidiary.

As discussed below, Invesco and the Sub-Advisers, unless prohibited by applicable law, may cause a Fund to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer. Effective January 3, 2018, under the European Union's Markets in Financial Instruments Directive ("MiFID II"), European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds' prospectuses, must pay for research from broker-dealers directly out of their own resources, rather than through client commissions.

Brokerage Transactions

Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third- party broker-dealers, to execute the trade, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers' Americas desk, located in Atlanta and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and China; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the EMEA trading desk of Invesco Asset Management Limited (the EMEA Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australian desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong, Invesco Capital and Invesco Asset Management use the global equity trading desk to place equity trades.

92

Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.

References in the language below to actions by Invesco or a Sub-Adviser making determinations or taking actions related to equity trading include these entities' delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the EMEA Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub- Advisers that delegates trading is responsible for oversight of this trading activity.

Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, select broker- dealers (each, a Broker), effect the Funds' investment portfolio transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Invesco's and the Sub-Advisers' primary consideration in effecting a security transaction is to obtain best execution, which Invesco defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Broker Selection" below.

Some of the securities in which the Funds invest are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.

In some cases, Invesco may decide to place trades on a "blind principal bid" basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at a designated time for a specific commission rate. Invesco generally selects the broker with the lowest bid to execute these trades.

Commissions

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions generally do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Brokerage commissions are found in Appendix J.

93

Broker Selection

Invesco's or the Sub-Adviser's primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker's services, including the value of research and/or brokerage services provided (if permitted by applicable law or regulation), execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco's and the Sub-Advisers' primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will, if permitted by applicable law or regulation, also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.

Unless prohibited by applicable law, such as MiFID II (described herein), in choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. For the avoidance of doubt, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds' prospectuses, must pay for research from broker-dealers directly out of their own resources, rather than through client commissions. Therefore, the use of the defined term "Sub-Advisers" throughout this section shall not be deemed to apply to those Sub-Advisers subject to the MiFID II prohibitions. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub- Advisers must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco's or the Sub-Advisers'] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker's provision of Soft Dollar Products to Invesco or the Sub-Adviser.

Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco's or a Sub-Adviser's expenses to the extent that Invesco or such Sub-Adviser would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco- managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser- managed accounts) that benefit directly from the product. Invesco or the Sub-Adviser may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

Invesco presently engages in the following instances of cross-subsidization:

Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross- subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft

94

Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.

Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Advisers conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub- Advisers use soft dollars to purchase two types of Soft Dollar Products:

∙proprietary research created by the Broker executing the trade, and

∙other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker's share of Invesco clients' commission dollars and attempts to direct trades to these firms to meet these estimates.

Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub- Advisers may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement Invesco's and/or the Sub-Advisers' own research (and the research of certain of its affiliates), and may include the following types of products and services:

∙Database Services " comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

∙Quotation/Trading/News Systems " products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

∙Economic Data/Forecasting Tools " various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

∙Quantitative/Technical Analysis " software tools that assist in quantitative and technical analysis of investment data.

∙Fundamental/Industry Analysis " industry specific fundamental investment research.

∙Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

95

∙Other Specialized Tools " other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub- Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco's or the Sub-Advisers' staff follows. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco's or the Sub-Advisers' clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco's or the Sub-Advisers' research, the receipt of such research tends to improve the quality of Invesco's or the Sub-Advisers' investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco's policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

As noted above, under MiFID II, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, are not permitted to use Soft Dollar Products to pay for research from brokers but rather must pay for research out of their own profit and loss or have research costs paid by clients through research payment accounts that are funded by a specific client research charge or the research component of trade orders, Such payments for research must be unbundled from the payments for execution. As a result, Invesco Deutschland and Invesco Asset Management are restricted from using Soft Dollar Products in managing the Invesco Funds that they sub-advise.

Directed Brokerage (Research Services)

Directed brokerage (research services) commissions are found in Appendix K.

Affiliated Transactions

The Adviser or Sub-Adviser may place trades with Invesco Capital Markets, Inc. (ICMI), a broker- dealer with whom it is affiliated, provided the Adviser or Sub-Adviser determines that ICMI's trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser or Sub-Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection

96

with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser or Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.

Brokerage commissions on affiliated transactions paid by the Funds during the last three fiscal years ended December 31 are found in Appendix J.

Regular Brokers

Information concerning the Funds' acquisition of securities of their Brokers is found in Appendix K.

Allocation of Portfolio Transactions

Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by multiple Invesco Funds or other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Allocation of Initial Public Offering (IPO) Transactions

Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:

Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund's or account's investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.

Invesco Canada, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.

Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.

Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the Contracts) and variable life insurance policies (Policies). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts

97

are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

Shares of the Funds may also be sold to funds of funds that serve as underlying investments to insurance company separate accounts. In addition, the Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans (Plans) qualified under the Internal Revenue Code of 1986, as amended (the Code). The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflicts among separate accounts and funds of funds (and will do so for Plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account, fund of funds or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account or fund of funds (or Plan) withdrawing because of a conflict.

Calculation of Net Asset Value

For Invesco V.I. Government Money Market Fund: The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all of its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material

98

dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. Invesco V.I. Government Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

For All Other Funds: Each Fund generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund generally still will determine its net asset value per share as of 4:00 p.m. Eastern Time on that business day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed- end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the OTC market is valued on the basis of prices furnished by independent pricing vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Short- term obligations having 60 days or less to maturity and commercial paper are priced at amortized cost, which approximates value.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current

99

market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each non-money market fund's portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities are normally accounted for on a trade date basis.

Redemptions In Kind

Although the Funds, except Invesco V.I. Government Money Market Fund, generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities.

100

Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election), and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

Payments to Participating Insurance Companies and/or their Affiliates

Invesco or Invesco Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies and/or their affiliates, as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in each Fund's prospectus. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Invesco or Invesco Distributors may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to or in lieu of Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Invesco's or Invesco Distributors' discretion. In certain cases these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Company and/or their affiliates. However, Invesco and Invesco Distributors have entered into unique agreements with RiverSource Life Insurance Company and its affiliates (RiverSource), where the payment obligation of Invesco or Invesco Distributors can only be terminated on the occurrence of certain specified events. For example, in the event that RiverSource obtains an SEC order to substitute out such RiverSource assets in the Funds or such RiverSource assets in the Funds falls below a pre-determined level, payments by Invesco or Invesco Distributors to RiverSource can then be terminated. Any payments described above will not change the price paid by RiverSource for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Invesco or Invesco Distributors determines the cash payments described above in its discretion in response to requests from RiverSource, based on factors it deems relevant. RiverSource may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

A list of certain entities that received payments as described in this SAI during the 2019 calendar year is attached as Appendix L. The list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to entities not listed below. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.

All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Purchasing Shares ⎯ Automatic Dividend and

101

Distribution Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.

In the event the Invesco V.I. Government Money Market Fund incurs or anticipates any unusual expense, loss or depreciation in the value of a portfolio investment that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Invesco V.I. Government Money Market Fund was reduced or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

Tax Matters

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This "Tax Matters" section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of shares of the Fund selected as an investment option. This is for general information only and not tax advice. Holders of variable contracts should ask their own tax advisors for more information on their own tax situation, including possible federal, state, local and foreign taxes.

Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a "regulated investment company" (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

∙Distribution Requirement " the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

102

∙Income Requirement " the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

∙Asset Diversification Test ⎯ the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and

(2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund's ability to satisfy these requirements. See "Tax Treatment of Portfolio Transactions" with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund's income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund's allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund's income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of

103

the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long- term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing the Fund's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund's shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund's control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see "Taxation of Fund Distributions – Capital gain dividends" below). A "qualified late year loss" includes:

(i)any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year ("post-October capital losses"), and

(ii)the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a "fund of funds" which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of

104

shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master- feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund's portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass- through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders dividends eligible for the corporate dividends-received deduction earned by an underlying fund (see "Taxation of Fund Distributions " Corporate dividends-received deduction" below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund's taxable year. Also, the Fund will defer any "specified gain" or "specified loss" which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax. However, in any calendar year in which the investment made by Invesco and its affiliates in the Fund does not exceed $250,000, the Fund may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Funds that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.

Invesco V.I. Balanced-Risk Allocation Fund " Investments in Commodities. Invesco V.I. Balanced-Risk Allocation Fund invests in derivatives, financially-linked instruments, and the stock of its own wholly-owned subsidiary (the Subsidiary) to gain exposure to the commodity markets. This strategy may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in

105

commodities. Also, these commodity-linked investments and the income earned thereon must be taken into account by the Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.

Distribution requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year ("Subpart F" income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). The Subsidiary historically has distributed the "Subpart F" income it earned each year, which the Fund treats as satisfying the Income Requirement (described below). Recently released Treasury Regulations also permit the Fund to treat deemed inclusions as satisfying the Income Requirement even if the Subsidiary does not make a distribution of such income. Consequently, despite the historic practice of the Subsidiary distributing the "Subpart F" income, the Fund and the Subsidiary reserve the right to change such practice and rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. The Fund intends to distribute the "Subpart F" income each year (whether such income is received by the Fund as an actual distribution or included in the Fund's income as a deemed inclusion as ordinary income, in satisfaction of the Fund's Distribution Requirement. Such distribution by the Fund will not be qualified dividend income eligible for taxation at long-term capital gain rates.

Income requirement. As described above, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. See "Tax Treatment of Portfolio Transactions " Investments in commodities " structured notes, corporate subsidiary and certain ETFs." Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, the Fund's ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, the IRS has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund's investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, in September 2016 the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act. A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company. This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Recently released Treasury regulations treat "Subpart F" income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as satisfying the Income Requirement even if a foreign corporation, such as the Subsidiary, does not make a distribution of such income. If a distribution is made, such income will be treated as a dividend by the Fund to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution.

Accordingly, the extent to which the Fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement, which the Fund must continue to satisfy to maintain its status as a RIC. The tax treatment of the Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Taxation of the Fund ─Qualification as a regulated investment company.

Asset diversification test. For purposes of the Asset Diversification Test, the Fund's investment in the Subsidiary would be considered a security of one issuer. Accordingly, the Fund intends to limit its

106

investment in the Subsidiary to no more than 25% of the value of the Fund's total assets in order to satisfy the Asset Diversification Test.

Taxation of the Subsidiary. On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary's investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements. Additionally, the Subsidiary intends to qualify as a "participating FFI" or otherwise qualify for an exemption under Chapter 4 of the Code to avoid U.S. withholding tax under the Foreign Account Tax Compliance Act.

Special Rules Applicable To Variable Contracts. The Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts (referred to as "segregated asset accounts" for federal income tax purposes) that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the corresponding division of the insurance company segregated asset accounts, the Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a segregated asset account will be treated as being adequately diversified if the Asset Diversification Test is satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that the Fund's shareholders are limited, generally, to life insurance company segregated asset accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Fund or the trustee of a qualified pension plan. Failure of the Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company segregated asset accounts.

Also, a contract holder should not be able to direct the Fund's investment in any particular asset so as to avoid the prohibition on investor control. The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC's investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be

107

making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a contract holder. Furthermore, under the IRS pronouncements, a contract holders may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.

The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account. If the contract owner is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid may be qualified dividends eligible for the corporate dividends- received deduction.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned its shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short- term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Corporate dividends-received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed- income and foreign securities generally is not eligible for this treatment.

Maintaining a $1 share price " Invesco V.I. Government Money Market Fund. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in

108

under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See "Tax Treatment of Portfolio Transactions " Investments in U.S. REITs."

Pass-through of foreign tax credits. If more than 50% of the value of the Fund's total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to "pass-through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See "Tax Treatment of Portfolio Transactions " Securities lending" below.

Consent dividends. The Fund may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under "Description of the Funds and their Investments and Risks ⎯ Investment Strategies and Risks" for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the

109

characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero-coupon security or pay-in- kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund's investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad- based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund's transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short

110

sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund's investments in derivatives and foreign currency-denominated instruments, and the fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund's transactions in foreign currencies, foreign currency- denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in "Tax Treatment of Portfolio Transactions " PFIC investments." Additionally, foreign withholding taxes on distributions from the non- U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in "Taxation of the

111

Fund " Foreign income tax." Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non- U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT's current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT's cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT's current and accumulated earnings and profits. Also, see "Tax Treatment of Portfolio Transactions " Investment in taxable mortgage pools (excess inclusion income)."

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund's income from a U.S. REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a "taxable mortgage pool" (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See "Taxation of the Fund " Qualification as a regulated investment company." In contrast, different rules

112

apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund's MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called "recapture income," will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or "regular" corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Investments in commodities " structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See "Taxation of the Fund " Qualification as a regulated investment company." Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary (such as the Subsidiary) that invests in commodities, may be considered qualifying income under the Code. In September 2016, the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Accordingly, a fund may invest in certain commodity-linked notes relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities, or through investment in a wholly-owned subsidiary that is

113

treated as a controlled foreign corporation for federal income tax purposes. The Subsidiary historically has distributed the "Subpart F" income it earned each year, which the Fund treats as satisfying the Income Requirement. Recently released Treasury regulations treat "Subpart F" income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as satisfying the Income Requirement even if a foreign corporation, such as the Subsidiary, does not make a distribution of such income. Consequently, despite the historic practice of the Subsidiary distributing the "Subpart F" income, the Fund and the Subsidiary reserve the right to change such practice and rely on deemed inclusions of the "Subpart F" income being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. If a distribution is made, such income will be treated as a dividend by the Fund to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. Accordingly, the extent to which a fund directly invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. Also see "Invesco V.I. Balanced-Risk Allocation Fund " Investments in Commodities" with respect to investments in the Subsidiary.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer's other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described

114

above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

DISTRIBUTION OF SECURITIES

Distributor

The Trust has entered into a master distribution agreement relating to the Funds (the Distribution Agreement) with Invesco Distributors, Inc. (Invesco Distributors), a registered broker-dealer and a wholly- owned subsidiary of Invesco Ltd., pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See "Management of the Trust."

The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

Distribution Plan

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the Plan). Each Fund, pursuant to the Plan, pays Invesco Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

The Plan compensates Invesco Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Series II shares of the Funds. Distribution activities appropriate for financing under the Plan include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to the Fund; expenses of training sales personnel regarding the Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to Fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of Invesco Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and the costs of administering the Plan.

Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse Invesco Distributors for the actual expenses Invesco Distributors may incur in fulfilling its obligations under the Plan. Thus, even if Invesco Distributors' actual expenses exceed the fee payable to Invesco Distributors at any given time, the Funds will not be obligated to pay more than that fee. If Invesco Distributors' expenses are less than the fee it receives, Invesco Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority (FINRA).

Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series

IIshares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

115

Invesco Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, Invesco Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of Invesco Distributors.

See Appendix M for a list of the amounts paid by Series II shares to Invesco Distributors pursuant to the Plan for the year, or period, ended December 31, 2019 and Appendix N for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2019.

As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class shares of the Funds and its respective shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust's liquidity needs and helping to increase the Trust's investment flexibility.

Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires Invesco Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.

Any change in the Plan that would increase materially the distribution expenses paid by the Series

IIshares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.

Invesco Distributors has voluntarily undertaken to waive or reduce 12b-1 fees to the extent necessary to assist Invesco V.I. Government Money Market Fund in attempting to maintain a positive yield. There is no guarantee that a Money Market Fund will maintain a positive yield. That undertaking may be amended or rescinded at any time.

FINANCIAL STATEMENTS

The audited financial statements for the Fund's most recent fiscal year ended December 31, 2019, including the notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference to the annual reports to shareholders for the Funds contained in the Form N-CSR filed on February 27, 2020.

The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

116

Obligations rated 'Caa' are judged to be speculative of poor standing and are subject to very high credit risk.
Obligations rated 'Ca' are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
Obligations rated 'Baa' are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Obligations rated 'Ba' are judged to be speculative and are subject to substantial credit risk.

APPENDIX A

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody's, S&P, and Fitch.

Moody's Long-Term Debt Ratings

Aaa: Obligations rated 'Aaa' are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated 'Aa' are judged to be of high quality and are subject to very low credit risk.

A:Obligations rated 'A' are judged to be upper-medium grade and are subject to low credit risk.

Baa:

Ba:

B:Obligations rated 'B' are considered speculative and are subject to high credit risk.

Caa:

Ca:

C:Obligations rated 'C' are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms*.

*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody's Short-Term Prime Rating System

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime):

A-1

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Moody's MIG/VMIG US Short-Term Ratings

Short-Term Obligation Ratings

While the global short-term 'prime' rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality's rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG:This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer's ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature ("demand feature") of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer's long-term rating drops below investment grade. Please see our methodology that discusses demand obligations with conditional liquidity support.

We typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is "NR".

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

A-2

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG:This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:

∙The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

∙The nature and provisions of the financial obligation, and the promise we impute; and

∙The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA:An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA:An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A:An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB:An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C :

Obligations rated 'BB', 'B', 'CCC' 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB:An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic

A-3

conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B:An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC:An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC:An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C:An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D:An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Plus (+) or minus (-):

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by S&P Global Ratings. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments.

B:An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.

A-4

C:An obligor rated 'C' is currently vulnerable to nonpayment that would result in an 'SD' or 'D' issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

SD and D:

An obligor is rated 'SD' (selective default) or 'D' if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A 'D' rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

Standard & Poor's Municipal Short-Term Note Ratings Definitions

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings' opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings' analysis will review the following considerations:

∙Amortization schedule -- the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

∙Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

D:'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Standard & Poor's Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP- 1+/A-1+').

Fitch Credit Rating Scales

A-5

Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.

Fitch's credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation (please see section Specific Limitations Relating to Credit Rating Scales for details). Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency's credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as 'NR'.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch's Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.

The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services. Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower case letter symbol combined with either an '*' (e.g. 'bbb+*') or (cat) suffix to denote the opinion status. Credit Opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating Assessment Services are a

A-6

notch-specific view using the primary rating scale of how an existing or potential rating may be changed by agiven set of hypothetical circumstances. Rating Assessments are point-in-time opinions. Rating Assessments are not monitored; they are not placed on Watch or assigned an Outlook and are not published.

Fitch Long-Term Rating Scales

Issuer Default Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity's relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC:Substantial credit risk. Default is a real possibility.

CC:Very high levels of credit risk. Default of some kind appears probable.

C: Near default

A-7

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. the formal announcement by the issuer or their agent of a distressed debt exchange;

d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

RD: Restricted default.

'RD' ratings indicate an issuer that in Fitch's opinion has experienced:

a.an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

b.has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c.has not otherwise ceased operating.

This would include:

i.the selective payment default on a specific class or currency of debt;

ii.the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii.the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non- payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Notes

The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.

Fitch Short-Term Rating Scales

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation

A-8

governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:High Short-Term Default Risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D:Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-9

APPENDIX B

Persons to Whom Invesco Provides

Non-Public Portfolio Holdings on an Ongoing Basis

(as of February 6, 2020)

Service Provider	Disclosure Category

ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
AXA	Other
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
Brown Brothers Harriman & Co.	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citibank, N.A.	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities	Service Provider
(Europe) Ltd.

Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
Deutsche Bank Trust Company Americas	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
B-1

Service Provider	Disclosure Category

Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)
Lincoln Investment Advisors Corporation	Other
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Chase Bank	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets	Lender (for certain Invesco Funds)
Inc.\JPMorgan Chase Bank, N.A.

J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody's Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley &	Securities Lender (for certain Invesco Funds)
Co. Incorporated

Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco
Funds)

Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
B-2

Service Provider	Disclosure Category

Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor's/Standard and Poor's Securities	Pricing Service and Rating and Ranking Agency (each,
Evaluations, Inc.	respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)

Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
UMB Bank, N.A.	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

B-3

APPENDIX C

TRUSTEES AND OFFICERS

As of March 31, 2020

The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of	Trustee	Principal Occupation(s)	Number	Other
Birth and	and/or	During Past 5 Years	of Funds	Trusteeship(s)/
Position(s) Held	Officer		in Fund	Directorship
with the Trust	Since		Complex	Held by
			Overseen	Trustee/Director
			by	During Past
			Trustee	5 Years
Interested Trustee:
Martin L.	2007	Executive Director, Chief Executive Officer and	229	None
Flanagan1 - 1960		President, Invesco Ltd. (ultimate parent of Invesco
Trustee and Vice		and a global investment management firm); Trustee
Chair		and Vice Chair, The Invesco Funds; Vice Chair,
Investment Company Institute; and Member of
Executive Board, SMU Cox School of Business
Formerly: Advisor to the Board, Invesco Advisers,
Inc. (formerly known as Invesco Institutional (N.A.),
Inc.); Chairman and Chief Executive Officer, Invesco
Advisers, Inc. (registered investment adviser);
Director, Chairman, Chief Executive Officer and
President, Invesco Holding Company (US), Inc.
(formerly IVZ Inc.) (holding company), Invesco Group
Services, Inc. (service provider) and Invesco North
American Holdings, Inc. (holding company); Director,
Chief Executive Officer and President, Invesco
Holding Company Limited (parent of Invesco and a
global investment management firm); Director,
Invesco Ltd.; Chairman, Investment Company
Institute and President, Co-Chief Executive Officer,
Co-President, Chief Operating Officer and Chief
Financial Officer, Franklin Resources, Inc. (global
investment management organization)
Independent Trustees
Bruce L. Crockett	1993	Chairman, Crockett Technologies Associates	229	Director and
– 1944		(technology consulting company)		Chairman of the
Trustee and Chair				Audit Committee,
ALPS (Attorneys

1Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

		Formerly: Director, Captaris (unified messaging		Liability
		provider); Director, President and Chief Executive		Protection
		Officer, COMSAT Corporation; Chairman, Board of		Society)
		Governors of INTELSAT (international		(insurance
		communications company); ACE Limited (insurance		company);
		company); Independent Directors Council and		Director and
		Investment Company Institute: Member of the Audit		Member of the
		Committee, Investment Company Institute; Member		Audit Committee
		of the Executive Committee and Chair of the		and
		Governance Committee, Independent Directors		Compensation
		Council		Committee,
Ferroglobe PLC
(metallurgical
company)
David C. Arch –	2010	Chairman of Blistex Inc. (consumer health care	229	Board member of
1945		products manufacturer); Member, World Presidents'		the Illinois
Trustee		Organization		Manufacturers'
Association
Beth Ann Brown –	2019	Independent Consultant	229	Director, Board
1968				of Directors of
Trustee		Formerly: Head of Intermediary Distribution,		Caron
		Managing Director, Strategic Relations, Managing		Engineering Inc.;
		Director, Head of National Accounts, Senior Vice		Advisor, Board of
		President, National Account Manager and Senior		Advisors of
		Vice President, Key Account Manager, Columbia		Caron
		Management Investment Advisers LLC; Vice		Engineering Inc.;
		President, Key Account Manager, Liberty Funds		President and
		Distributor, Inc.; and Trustee of certain Oppenheimer		Director, Acton
		Funds		Shapleigh Youth
Conservation
Corps (non -
profit); and
President and
Director of
Grahamtastic
Connection (non-
profit)
Jack M. Fields –	1997	Chief Executive Officer, Twenty First Century Group,	229	Member, Board
1952		Inc. (government affairs company); and Chairman,		of Directors of
Trustee		Discovery Learning Alliance (non-profit)		Baylor College of
Medicine
Formerly: Owner and Chief Executive Officer, Dos
Angeles Ranch L.P. (cattle, hunting, corporate
entertainment); Director, Insperity, Inc. (formerly
known as Administaff) (human resources provider);
Chief Executive Officer, Texana Timber LP
(sustainable forestry company); Director of Cross
Timbers Quail Research Ranch (non-profit); and
member of the U.S. House of Representatives
Cynthia Hostetler	2017	Non-Executive Director and Trustee of a number of	229	Vulcan Materials
—1962		public and private business corporations		Company
Trustee				(construction
materials
company); Trilinc
Global Impact
Fund; Genesee
C-2

		Formerly: Director, Aberdeen Investment Funds (4		& Wyoming, Inc.
		portfolios); Head of Investment Funds and Private		(railroads); Artio
		Equity, Overseas Private Investment Corporation;		Global
		President, First Manhattan Bancorporation, Inc.;		Investment LLC
		Attorney, Simpson Thacher & Bartlett LLP		(mutual fund
complex); Edgen
Group, Inc.
(specialized
energy and
infrastructure
products
distributor);
Investment
Company
Institute
(professional
organization);
Independent
Directors Council
(professional
organization)
Eli Jones – 1961	2016	Professor and Dean, Mays Business School - Texas	229	Insperity, Inc.
Trustee		A&M University		(formerly known
as Administaff)
		Formerly: Professor and Dean, Walton College of		(human
		Business, University of Arkansas and E.J. Ourso		resources
		College of Business, Louisiana State University;		provider)
Director, Arvest Bank
Elizabeth	2019	Formerly: Principal and Chief Regulatory Advisor for	229	Trustee of the
Krentzman – 1959		Asset Management Services and U.S. Mutual Fund		University of
Trustee		Leader of Deloitte & Touche LLP; General Counsel of		Florida National
		the Investment Company Institute (trade association);		Board
		National Director of the Investment Management		Foundation;
		Regulatory Consulting Practice, Principal, Director		Member of the
		and Senior Manager of Deloitte & Touche LLP;		Cartica Funds
		Assistant Director of the Division of Investment		Board of
		Management - Office of Disclosure and Investment		Directors (private
		Adviser Regulation of the U.S. Securities and		investment
		Exchange Commission and various positions with		funds); Member
		the Division of Investment Management – Office of		of the University
		Regulatory Policy of the U.S. Securities and		of Florida Law
		Exchange Commission; Associate at Ropes & Gray		Center
		LLP; and Trustee of certain Oppenheimer Funds		Association, Inc.
Board of
Trustees and
Audit Committee
Member

Anthony J.	2019	Formerly: Director and Member of the Audit	229	Blue Hills Bank;
LaCava, Jr.– 1956		Committee, Blue Hills Bank (publicly traded financial		Chairman,
Trustee		institution) and Managing Partner, KPMG LLP		Bentley
University;
Member,
Business School
Advisory Council;
and Nominating
Committee,
KPMG LLP
Prema Mathai-	1998	Retired	229	None
Davis – 1950		Formerly: Co-Founder & Partner of Quantalytics
Trustee
Research, LLC, (a FinTech Investment Research

Platform for the Self-Directed Investor)
Joel W. Motley –	2019	Director of Office of Finance, Federal Home Loan	229	Member of Board
1952		Bank System; Member of the Vestry of Trinity Wall		of Greenwall
Trustee		Street; Managing Director of Carmona Motley Inc.		Foundation
		(privately held financial advisor); Member of the		(bioethics
		Council on Foreign Relations and its Finance and		research
		Budget Committee; Chairman Emeritus of Board of		foundation) and
		Human Rights Watch and Member of its Investment		its Investment
		Committee; and Member		Committee;
		of Investment Committee and Board of Historic		Member of Board
		Hudson Valley (non-profit cultural organization)		of Friends of the
LRC (non-profit
		Formerly: Managing Director of Public Capital		legal advocacy);
		Advisors, LLC (privately held financial advisor);		Board Member
		Managing Director of Carmona Motley Hoffman, Inc.		and Investment
		(privately held financial advisor); Trustee of certain		Committee
		Oppenheimer Funds; and Director of Columbia Equity		Member of
		Financial Corp. (privately held financial advisor)		Pulitzer Center
for Crisis
Reporting (non-
profit journalism)
Teresa M. Ressel	2017	Non-executive director and trustee of a number of	229	Atlantic Power
— 1962		public and private business corporations		Corporation
Trustee				(power
		Formerly: Chief Financial Officer, Olayan America,		generation
		The Olayan Group (international		company); ON
		investor/commercial/industrial); Chief Executive		Semiconductor
		Officer, UBS Securities LLC; Group Chief Operating		Corp.
		Officer, Americas, UBS AG; Assistant Secretary for		(semiconductor
		Management & Budget and CFO, US Department of		supplier)
the Treasury
Ann Barnett Stern	2017	President and Chief Executive Officer, Houston	229	Federal Reserve
– 1957		Endowment Inc. (private philanthropic institution)		Bank of Dallas
Trustee
Formerly: Executive Vice President and General
Counsel, Texas Children's Hospital; Attorney, Beck,
Redden and Secrest, LLP; Business Law Instructor,
University of St. Thomas; Attorney, Andrews & Kurth
LLP
Robert C. Troccoli	2016	Retired	229	None
– 1949
Trustee
C-4

Formerly: Adjunct Professor, University of Denver –
Daniels College of Business; Senior Partner, KPMG
LLP
Daniel S.	2019	Treasurer, Chairman of the Audit and Finance	229	Chairman and
Vandivort –1954		Committee, and Trustee, Board of Trustees,		Lead
Trustee		Huntington Disease Foundation of America; and		Independent
		President, Flyway Advisory Services LLC (consulting		Director,
		and property management)		Chairman of the
Audit Committee,
		Formerly: Trustee and Governance Chair, of certain		and Director,
		Oppenheimer Funds		Board of
Directors, Value
Line Funds
James D. Vaughn	2019	Retired	229	Board member
– 1945				and Chairman of
Trustee		Formerly: Managing Partner, Deloitte & Touche LLP;		Audit Committee
		Trustee and Chairman of the Audit Committee,		of AMG National
		Schroder Funds; Board Member, Mile High United		Trust Bank;
		Way, Boys and Girls Clubs, Boy Scouts, Colorado		Trustee and
		Business Committee for the Arts, Economic Club of		Investment
		Colorado and Metro Denver Network (economic		Committee
		development corporation); and Trustee of certain		member,
		Oppenheimer Funds		University of
South Dakota
Foundation;
Board member,
Audit Committee
Member and
past Board
Chair, Junior
Achievement
(non-profit)
Christopher L.	2017	Retired	229	ISO New
Wilson –				England, Inc.
1957		Formerly: Director, TD Asset Management USA Inc.		(non-profit
Trustee, Vice		(mutual fund complex) (22 portfolios); Managing		organization
Chair and Chair		Partner, CT2, LLC (investing and consulting firm);		managing
Designate		President/Chief Executive Officer, Columbia Funds,		regional
		Bank of America Corporation; President/Chief		electricity
		Executive Officer, CDC IXIS Asset Management		market)
Services, Inc.; Principal & Director of Operations,
Scudder Funds, Scudder, Stevens & Clark, Inc.;
Assistant Vice President, Fidelity Investments

Officers

Sheri Morris –	1999	Head of Global Fund Services, Invesco Ltd.;	N/A	N/A
1964		President, Principal Executive Officer and Treasurer,
President,		The Invesco Funds; Vice President, Invesco
Principal Executive		Advisers, Inc. (formerly known as Invesco Institutional
Officer and		(N.A.), Inc.) (registered investment adviser); and Vice
Treasurer		President, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-
Indexed Fund Trust; and Vice President,
OppenheimerFunds, Inc.
Formerly: Vice President and Principal Financial
Officer, The Invesco Funds; Vice President, Invesco
AIM Advisers, Inc., Invesco AIM Capital
Management, Inc. and Invesco AIM Private Asset
Management, Inc.; Assistant Vice President and
Assistant Treasurer, The Invesco Funds and
Assistant Vice President, Invesco Advisers, Inc.,
Invesco AIM Capital Management, Inc. and Invesco
AIM Private Asset Management, Inc.; and Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco Actively
Managed Exchange-Traded Fund Trust
Russell C. Burk –	2005	Senior Vice President and Senior Officer, The	N/A	N/A
1958		Invesco Funds
Senior Vice
President and
Senior Officer

Jeffrey H. Kupor –	2018	Head of Legal of the Americas, Invesco Ltd.; Senior	N/A	N/A
1968		Vice President and Secretary, Invesco Advisers, Inc.
Senior Vice		(formerly known as Invesco Institutional (N.A.), Inc.)
President, Chief		(registered investment adviser); Secretary, Invesco
Legal Officer and		Distributors, Inc. (formerly known as Invesco AIM
Secretary		Distributors, Inc.); Vice President and Secretary,
Invesco Investment Services, Inc. (formerly known as
Invesco AIM Investment Services, Inc.) Senior Vice
President, Chief Legal Officer and Secretary, The
Invesco Funds; Secretary and General Counsel,
Invesco Investment Advisers LLC (formerly known as
Van Kampen Asset Management); Secretary and
General Counsel, Invesco Capital Markets, Inc.
(formerly known as Van Kampen Funds Inc.) and
Chief Legal Officer, Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II,
Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust; Secretary, Invesco
Indexing LLC; Secretary, W.L. Ross & Co., LLC
Formerly: Senior Vice President, Invesco
Distributors, Inc.; Secretary and Vice President,
Jemstep, Inc.; Head of Legal, Worldwide Institutional,
Invesco Ltd.; Secretary and General Counsel,
INVESCO Private Capital Investments, Inc.; Senior
Vice President, Secretary and General Counsel,
Invesco Management Group, Inc. (formerly known as
Invesco AIM Management Group, Inc.); Assistant
Secretary, INVESCO Asset Management (Bermuda)
Ltd.; Secretary and General Counsel, Invesco Private
Capital, Inc.; Assistant Secretary and General
Counsel, INVESCO Realty, Inc.; Secretary and
General Counsel, Invesco Senior Secured
Management, Inc.; and Secretary, Sovereign G./P.
Holdings Inc.

Andrew R.	2019	Head of the Americas and Senior Managing Director,	N/A	N/A
Schlossberg –		Invesco Ltd.; Director and Senior Vice President,
1974
		Invesco Advisers, Inc. (formerly known as Invesco
Senior Vice
		Institutional (N.A.), Inc.) (registered investment
President
		adviser); Director and Chairman, Invesco Investment

		Services, Inc. (formerly known as Invesco AIM
		Investment Services, Inc.) (registered transfer agent);
		Senior Vice President, The Invesco Funds; Director,
		Invesco Investment Advisers LLC (formerly known as
		Van Kampen Asset Management); Director, President
		and Chairman, Invesco Insurance Agency, Inc.
		Formerly: Director, Invesco UK Limited; Director and
		Chief Executive, Invesco Asset Management Limited
		and Invesco Fund Managers Limited; Assistant Vice
		President, The Invesco Funds; Senior Vice President,
		Invesco Advisers, Inc. (formerly known as Invesco
		Institutional (N.A.), Inc.) (registered investment
		adviser); Director and Chief Executive, Invesco
		Administration Services Limited and Invesco Global
		Investment Funds Limited; Director, Invesco
		Distributors, Inc.; Head of EMEA, Invesco Ltd.;
		President, Invesco Actively Managed Exchange-
		Traded Commodity Fund Trust, Invesco Actively
		Managed Exchange-Traded Fund Trust, Invesco
		Exchange-Traded Fund Trust, Invesco Exchange-
		Traded Fund Trust II and Invesco India Exchange-
		Traded Fund Trust; Managing Director and Principal
		Executive Officer, Invesco Capital Management LLC
John M. Zerr –	2006	Chief Operating Officer of the Americas; Senior Vice	N/A	N/A
1962		President, Invesco Advisers, Inc. (formerly known as
Senior Vice		Invesco Institutional (N.A.), Inc.) (registered
President		investment adviser); Senior Vice President, Invesco
		Distributors, Inc. (formerly known as Invesco AIM
		Distributors, Inc.); Director and Vice President,
		Invesco Investment Services, Inc. (formerly known as
		Invesco AIM Investment Services, Inc.) Senior Vice
		President, The Invesco Funds; Managing Director,
		Invesco Capital Management LLC; Director, Invesco
		Investment Advisers LLC (formerly known as Van
		Kampen Asset Management); Senior Vice President,
		Invesco Capital Markets, Inc. (formerly known as Van
		Kampen Funds Inc.); Manager, Invesco Indexing
		LLC; Manager, Invesco Specialized Products, LLC;
		Director and Senior Vice President, Invesco
		Insurance Agency, Inc.; Member, Invesco Canada
		Funds Advisory Board; Director, President and Chief
		Executive Officer, Invesco Corporate Class Inc.
		(corporate mutual fund company); and Director,
		Chairman, President and Chief Executive Officer,
		Invesco Canada Ltd. (formerly known as Invesco
		Trimark Ltd./Invesco Trimark Ltèe) (registered
		investment adviser and registered transfer agent);
		President, Invesco, Inc.; President, Invesco Global
		Direct Real Estate Feeder GP Ltd.; President,
		Invesco IP Holdings (Canada) Ltd; President, Invesco
		C-8

Global Direct Real Estate GP Ltd.; President, Invesco
Financial Services Ltd. / Services Financiers Invesco
Ltée; and President, Trimark Investments
Ltd./Placements Trimark Ltée
Formerly: Director and Senior Vice President,
Invesco Management Group, Inc. (formerly known as
Invesco AIM Management Group, Inc.); Secretary
and General Counsel, Invesco Management Group,
Inc. (formerly known as Invesco AIM Management
Group, Inc.); Secretary, Invesco Investment Services,
Inc. (formerly known as Invesco AIM Investment
Services, Inc.); Chief Legal Officer and Secretary,
The Invesco Funds; Secretary and General Counsel,
Invesco Investment Advisers LLC (formerly known as
Van Kampen Asset Management); Secretary and
General Counsel, Invesco Capital Markets, Inc.
(formerly known as Van Kampen Funds Inc.); Chief
Legal Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-
Indexed Fund Trust; Secretary, Invesco Indexing
LLC; Director, Secretary, General Counsel and
Senior Vice President, Van Kampen Exchange Corp.;
Director, Vice President and Secretary, IVZ
Distributors, Inc. (formerly known as INVESCO
Distributors, Inc.); Director and Vice President,
INVESCO Funds Group, Inc.; Director and Vice
President, Van Kampen Advisors Inc.; Director, Vice
President, Secretary and General Counsel, Van
Kampen Investor Services Inc.; Director and
Secretary, Invesco Distributors, Inc. (formerly known
as Invesco AIM Distributors, Inc.); Director, Senior
Vice President, General Counsel and Secretary,
Invesco AIM Advisers, Inc. and Van Kampen
Investments Inc.; Director, Vice President and
Secretary, Fund Management Company; Director,
Senior Vice President, Secretary, General Counsel
and Vice President, Invesco AIM Capital
Management, Inc.; Chief Operating Officer and
General Counsel, Liberty Ridge Capital, Inc. (an
investment adviser)
Gregory G.	2012	Senior Managing Director, Invesco Ltd.; Director,	N/A	N/A
McGreevey - 1962		Chairman, President, and Chief Executive Officer,
Senior Vice		Invesco Advisers, Inc. (formerly known as Invesco
President		Institutional (N.A.), Inc.) (registered investment
adviser); Director, Invesco Mortgage Capital, Inc. and
Invesco Senior Secured Management, Inc.; and
Senior Vice President, The Invesco Funds; and
President, SNW Asset Management Corporation and
Invesco Managed Accounts, LLC

C-9

Formerly: Senior Vice President, Invesco
Management Group, Inc. and Invesco Advisers, Inc.;
Assistant Vice President, The Invesco Funds
Kelli Gallegos –	2008	Principal Financial and Accounting Officer –	N/A	N/A
1970		Investments Pool, Invesco Specialized Products,
Vice President,		LLC; Vice President, Principal Financial Officer and
Principal Financial		Assistant Treasurer, The Invesco Funds; Principal
Officer and		Financial and Accounting Officer – Pooled
Assistant		Investments, Invesco Capital Management LLC; Vice
Treasurer		President and Treasurer, Invesco Exchange-Traded
Fund Trust, Invesco Exchange-Traded Fund Trust II,
Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust; Vice President,
Invesco Advisers, Inc.
Formerly: Assistant Treasurer, Invesco Specialized
Products, LLC; Assistant Treasurer, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-
Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Commodity Fund Trust and
Invesco Exchange-Traded Self-Indexed Fund Trust;
Assistant Treasurer, Invesco Capital Management
LLC; Assistant Vice President, The Invesco Funds
Crissie M. Wisdom	2013	Anti-Money Laundering and OFAC Compliance	N/A	N/A
– 1969		Officer for Invesco U.S. entities including: Invesco
Anti-Money		Advisers, Inc. and its affiliates, Invesco Capital
Laundering		Markets, Inc., Invesco Distributors, Inc., Invesco
Compliance		Investment Services, Inc., The Invesco Funds,
Officer		Invesco Capital Management, LLC, Invesco Trust
Company; OppenheimerFunds Distributor, Inc., and
Fraud Prevention Manager for Invesco Investment
Services, Inc.
Robert R. Leveille	2016	Chief Compliance Officer, Invesco Advisers, Inc.	N/A	N/A
– 1969		(registered investment adviser); and Chief
Chief Compliance		Compliance Officer, The Invesco Funds
Officer
Formerly: Chief Compliance Officer, Putnam
Investments and the Putnam Funds

C-10

Trustee Ownership of Fund Shares as of December 31, 2019

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar
Range of Equity
Securities in All
Registered
Investment
Companies
Overseen by
Trustee in Invesco
Funds
Interested Person
Martin L. Flanagan	None	Over $100,000
Independent Trustees
David C. Arch	None	Over $100,000
Beth Ann Brown	None	Over $100,000
Bruce L. Crockett	None	Over $100,0002
Jack M. Fields	None	Over $100,000
Cynthia Hostetler	None	Over $100,0002
Eli Jones	None	Over $100,0002
Elizabeth Krentzman	None	Over $100,000
Anthony J. LaCava, Jr.	None	Over $100,0002
Prema Mathai-Davis	None	Over $100,0002
Joel W. Motley	None	Over $100,0002
Teresa M. Ressel	None	None
Ann Barnett Stern	None	Over $100,0002
Robert C. Troccoli	None	Over $100,0002
Daniel S. Vandivort	None	Over $100,0002
James D. Vaughn	None	Over $100,0002
Christopher L. Wilson	None	Over $100,0002

2Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

C-11

APPENDIX D

TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2019, unless otherwise noted. The information below also provides information regarding compensation paid to Russell Burk, the Fund's Senior Vice President and Senior Officer, and Robert Leveille, the Fund's Chief Compliance Officer, during the year ended December 31, 2019.

			Estimated	Total
	Aggregate	Retirement	Annual	Compensation
		Benefits	Benefits upon	from All
Trustee	Compensation
		Accrued by All	Retirement for	Invesco
	from the Trust(1)
		Invesco Funds	Invesco	Funds Paid to

			Funds(2)	Trustees(3)
Independent Trustees(4)
David C. Arch	$34,121	—	$205,000	$410,486
Beth Ann Brown(6)	13,813	—	—	191,316
Bruce L. Crockett	55,856	—	205,000	679,516
Jack M. Fields	33,716	—	205,000	409,378
Cynthia Hostetler	31,175	—	—	374,320
Eli Jones	32,548	—	—	391,836
Elizabeth Krentzman(6)	14,132	—	—	192,066
Anthony J. LaCava, Jr.(5)	24,872	—	—	306,732
Prema Mathai-Davis	33,460	—	205,000	406,878
Joel W. Motley(6)	13,504	—	—	188,066
Teresa M. Ressel	30,556	—	—	368,728
Ann Barnett Stern	32,767	—	—	397,070
Robert C. Troccoli	31,289	—	—	376,336
Daniel S. Vandivort(6)	15,314	—	—	206,709
James D. Vaughn(6)	15,396	—	—	205,066
Christopher L. Wilson	34,653	—	—	432,974
Officers
Russell Burk	84,620	—	—	N/A
Bob Leveille	68,392	—	—	N/A

(1)Amounts shown are based on the fiscal year ended December 31, 2019. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2019, including earnings, was $121,674. The table also provides the compensation paid by the Trust to certain Officers for the fiscal year ended December 31, 2019.

(2)These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.

(3)These amounts represent the compensation paid from all Invesco Funds to the individuals who serve as trustees. All trustees currently serve as trustee of 32 registered investment companies advised by Invesco.

(4)On December 31, 2019, Mr. Raymond Stickel, Jr., retired. During the fiscal year ended December 31, 2019, compensation from the Trust for Mr. Stickel was $34,314.

(5)Mr. LaCava was appointed as Trustee of the Trust effective March 1, 2019.

(6)Mss. Brown and Krentzman and Messrs. Motley, Vandivort, and Vaughn were appointed as Trustees for all open-end funds in the Invesco Fund Complex (which includes all registered investment companies advised by the

Adviser and its affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd.) and Invesco Senior

Loan Fund effective June 10, 2019 and were appointed as Trustees for all closed-end funds in the Invesco Fund Complex effective September 17, 2019.

D-1

APPENDIX E

PROXY VOTING POLICIES AND PROCEDURES

Invesco's Policy Statement on Global Corporate

Governance and Proxy Voting

The Adviser and each sub-adviser rely on this policy. In addition, Invesco Advisers, Inc., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Capital Management LLC and Invesco Asset Management (India) Pvt. Ltd. have also adopted operating guidelines and procedures for proxy voting particular to each regional investment center. Such guidelines and procedures are attached hereto.

Invesco's Policy Statement on Global Corporate Governance and Proxy Voting

February, 2020

I.Guiding Principles and Philosophy

Public companies hold shareholder meetings, attended by the company's executives, directors, and shareholders, during which important issues, such as appointments to the company's board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company's operations and policies without being present at the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco's proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients' best interests, which Invesco interprets to mean clients' best economic interests, this Policy and the operating guidelines and procedures of Invesco's regional investment centers.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients' rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.

Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.

II.Applicability of this Policy

This Policy sets forth the framework of Invesco's corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco's investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III. Proxy Voting for Certain Fixed Income, Money Market and Index Strategies

For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies ("Majority Voting"). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy. When there are no corresponding active-equity shares held by Invesco, the proxies for those strategies will be voted in the following manner: (i) for U.S. issuers, in line with Invesco custom voting guidelines derived from the guidelines set forth below; and (ii) for non-U.S. issuers, in line with the recommendations of a third-party proxy advisory service.

IV. Conflicts of Interest

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco's clients or vendors. Under Invesco's Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. "Personal benefit" includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco's products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco's proxy governance team maintains a list of all such issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.

Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best interest of clients, applying them to vote client proxies should, in most instances, resolve any potential conflict of interest. As an additional safeguard, persons from Invesco's marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.'s pecuniary interest when voting proxies on behalf of clients.

2

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

Other Conflicts of Interest

To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.1 Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. Shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund as required by federal securities law or any exemption therefrom. Additionally, Invesco or its Funds may vote proportionally in other cases where required by law.

V.Use of Third-Party Proxy Advisory Services

Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.

As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs, methodologies for formulating voting recommendations, the adequacy and quality of staffing, personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco's performance and policy standards.

VI. Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee ("Global IPAC"). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco's Global Head of ESG. The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages

1Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component.

3

(unless such responsibility is explicitly delegated to the portfolio managers of the securities in question). In addition to the Global IPAC, for some clients, third parties (e.g., U.S. fund boards) provide oversight of the proxy process. The Global IPAC and Invesco's proxy administration and governance team, compliance and legal teams annually communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients' best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, known as the "fund manager portal" and supported by the Global Head of ESG and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.

VII. Non-Votes

In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any benefit to clients. Such circumstances could include, for example:

•If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities;

•In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities ("share blocking"). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client

(s) of voting a specific proxy outweighs the client's temporary inability to sell the security; or

•Some companies require a representative to attend meetings in person to vote a proxy. Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In addition, there may be instances in which Invesco is unable to vote all of its clients' proxies despite using commercially reasonable efforts to do so. For example, Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In other cases, voting may not be practicable due to operational limitations. In such cases, Invesco may choose not to vote, to abstain from voting,

4

to vote in line with management or to vote in accordance with proxy advisor recommendations. These matters are left to the discretion of the relevant portfolio manager.

VIII. Proxy Voting Guidelines

The following guidelines describe Invesco's general positions on various proxy voting issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco's proxy process is investor-driven, and each portfolio manager retains ultimate discretion to vote proxies in the manner he or she deems most appropriate, consistent with Invesco's proxy voting principles and philosophy discussed in Sections I. through IV. Individual proxy votes therefore will differ from these guidelines from time to time.

Invesco generally affords management discretion with respect to the operation of a company's business and will generally support a board's discretion on proposals relating to ordinary business practices and routine matters, unless there is insufficient information to decide about the nature of the proposal.

Invesco generally abstains from voting on or opposes proposals that are "bundled" or made contingent on each other (e.g., proposals to elect directors and approve compensation plans) where there is insufficient information to decide about the nature of the proposals.

A.Shareholder Access and Treatment of Shareholder Proposals – General

Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company's business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders' rights are not adequately protected).

B.Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company's long-term response to environmental, social and corporate responsibility issues can significantly affect long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company's business, Invesco generally will evaluate proposals relating to environmental, social and corporate responsibility issues on a case by case basis and will vote on those proposals in a manner intended to maximize long-term shareholder value. Invesco may choose, however, to abstain on voting on proposals relating to environmental, social and corporate responsibility issues.

5

Invesco reviews on a case by case basis but generally supports the following proposals relating to these issues:

•Gender pay gap proposals

•Political contributions disclosure/political lobbying disclosure/political activities and action

•Data security, privacy, and internet issues

•Report on climate change/climate change action

•Gender diversity on boards

C. Capitalization Structure Issues

i.Stock Issuances

Invesco generally supports a board's proposal to issue additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients' ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to issue additional stock without preemptive rights, as those issuances do not permit shareholders to share proportionately in any new issues of stock of the same class. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights ("blank check" stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.

ii.Stock Splits

Invesco generally supports a board's proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company's industry and performance in terms of shareholder returns.

iii.Share Repurchases

Invesco generally supports a board's proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.

D.Corporate Governance Issues

i.General

Invesco reviews on a case by case basis but generally supports the following proposals related to governance matters:

•Adopt proxy access right

6

•Require independent board chairperson

•Provide right to shareholders to call special meetings

•Provide right to act by written consent

•Submit shareholder rights plan (poison pill) to shareholder vote

•Reduce supermajority vote requirement

•Remove antitakeover provisions

•Declassify the board of directors

•Require a majority vote for election of directors

•Require majority of independent directors on the board

•Approve executive appointment

•Adopt exclusive forum provision

Invesco generally supports a board's discretion to amend a company's articles concerning routine matters, such as formalities relating to shareholder meetings. Invesco generally opposes non-routine amendments to a company's articles if any of the proposed amendments would limit shareholders' rights or there is insufficient information to decide about the nature of the proposal.

ii.Board of Directors

1.Director Nominees in Uncontested Elections

Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board's key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

2.Director Nominees in Contested Elections

Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients' portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long-term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:

•Long-term financial performance of the company relative to its industry 7

•Management's track record

•Background to the proxy contest

•Qualifications of director nominees (both slates)

•Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•Stock ownership positions in the company

3.Director Accountability

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, director "overboarding" (as described below), failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company's directors. Invesco generally supports shareholder proposals relating to the competence of directors that are in the best interest of the company's performance and the interest of its shareholders. In situations where directors' performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.

Invesco generally withholds votes from directors who serve on an excessive number of boards of directors ("overboarding"). Examples of overboarding may include when (i) a non-executive director is sitting on more than six public company boards, and (ii) a CEO is sitting on the board of more than two public companies besides the CEO's own company, excluding the boards of majority-owned subsidiaries of the parent company.

4.Director Independence

Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board's audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors because this minimizes the potential for conflicts of interest.

5.Director Indemnification

Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors' liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Accordingly, unless there is insufficient information to make a decision about the nature of the proposal, Invesco will generally support a board's discretion regarding proposals to limit

8

directors' liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

6.Separate Chairperson and CEO

Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.

Voting decisions may consider, among other factors, the presence or absence of:

•a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties

•a majority of independent directors

•completely independent key committees

•committee chairpersons nominated by the independent directors

•CEO performance reviewed annually by a committee of independent directors

•established governance guidelines

7.Majority/Supermajority/Cumulative Voting for Directors

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

8.Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

9.Board Size

9

Invesco believes that the number of directors is an important factor to consider when evaluating the board's ability to maximize long- term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.

10. Director Term Limits and Retirement Age

Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board's nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.

iii.Audit Committees and Auditors

1.Qualifications of Audit Committee and Auditors

Invesco believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company's financial statements and reports.

2.Auditor Indemnifications

A company's independent auditors play a critical role in ensuring and attesting to the integrity of the company's financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.

3.Adequate Disclosure of Auditor Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco's support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non- audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.

E.Remuneration and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders' long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain

10

objectionable structural features, and plans that appear likely to reduce the value of the client's investment.

i. Independent Compensation/Remuneration Committee

Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company's remuneration practices align with shareholders' interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii.Advisory Votes on Executive Compensation

Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders can express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management's recommendations regarding the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company's executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.

iii.Equity Based Compensation Plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to replenish shares automatically without shareholder approval.

iv.Severance Arrangements

Invesco considers proposed severance arrangements (sometimes known as "golden parachute" arrangements) on a case by case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders' best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives' severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.

v."Claw Back" Provisions

Invesco generally supports so called "claw back" policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.

11

vi.Employee Stock Purchase Plans

Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.

F.Anti-Takeover Defenses

Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans ("poison pills"), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote, as well as the following proposals:

•Provide right to act by written consent

•Provide right to call special meetings

•Adopt fair price provision

•Approve control share acquisition

Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or another change (sometimes known as "greenmail") because these payments result in preferential treatment of some shareholders over others.

Companies occasionally require shareholder approval to engage in certain corporate actions or transactions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco generally determines its votes for these types of corporate actions after a careful evaluation of the proposal. Generally, Invesco will support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy. However, Invesco will generally oppose proposals to change a company's corporate form or to "go dark" (i.e., going private transactions) without shareholder approval.

Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company if the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors' liability.

Invesco will generally support proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

12

Proxy Voting Guidelines

for

Invesco Advisers, Inc.

PROXY VOTING GUIDELINES

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by the Guidelines	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco's interests ahead of client's best interests in voting proxies
Relevant Law and Other Sources	U.S. Investment Advisers Act of 1940, as amended
Last	April 19, 2016
☒Reviewed ☒Revised
by Compliance for Accuracy
Guideline Owner	U.S. Compliance and Legal
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	May 3-4, 2016

The following guidelines apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. ("Invesco") to vote proxies associated with securities held on their behalf (collectively, "Clients").

A. INTRODUCTION

Invesco Ltd. ("IVZ"), the ultimate parent company of Invesco, has adopted a global policy statement on corporate governance and proxy voting (the "Invesco Global Proxy Policy"). The policy describes IVZ's views on governance matters and the proxy administration and governance approach. Invesco votes proxies by using the framework and procedures set forth in the Invesco Global Proxy Policy, while maintaining the Invesco-specific guidelines described below.

B. PROXY VOTING OVERSIGHT: THE MUTUAL FUNDS' BOARD OF TRUSTEES

In addition to the Global Invesco Proxy Advisory Committee, the Invesco mutual funds' board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by Invesco's Global Head of Proxy Governance and Responsible Investment.

C. USE OF THIRD PARTY PROXY ADVISORY SERVICES

Invesco has direct access to third-party proxy advisory analyses and recommendations (currently provided by Glass Lewis ("GL") and Institutional Shareholder Services, Inc. ("ISS")), among other research tools, and uses the information gleaned from those sources to make independent voting decisions.

Invesco's proxy administration team performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the proxy advisory firms are asked to deliver updates directly to the mutual funds' board of trustees. Invesco conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms' capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms' stances on key governance and proxy topics and their policy framework/methodologies. Invesco's proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco's policies and procedures. Furthermore, each proxy advisory firm completes an annual due diligence questionnaire submitted by Invesco, and Invesco conducts on-site due diligence at each firm, in part to discuss their responses to the questionnaire.

If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco's proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm's control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

D. PROXY VOTING GUIDELINES

The following guidelines describe Invesco's general positions on various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. Invesco's proxy process is investor-driven, and each portfolio manager retains ultimate discretion to vote proxies in the manner that he or she deems to be the most appropriate, consistent with the proxy voting principles and philosophy discussed in the Invesco Global Proxy Policy. Individual proxy votes therefore will differ from these guidelines from time to time.

I.Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board's accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board.

2

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

Elections of directors

In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the audit, compensation and governance or nominating Committees. Invesco's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case- by-case basis.

Director performance

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their Level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called "clawback" provisions.

Auditors and Audit Committee members

Invesco believes a company's audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company's audit committee, or when ratifying a company's auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company's financial statements and reports.

Majority standard in director elections

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi- year terms because annual elections increase a board's level of accountability to its shareholders.

Supermajority voting requirements

Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

Responsiveness of Directors

Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

3

Cumulative voting

The practice of cumulative voting can enable minority shareholders to have representation on a company's board, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

Proxy access

Invesco generally supports shareholders' nominations of directors in the proxy statement and ballot because it increases the accountability of the board to shareholders. Invesco will generally consider the proposed minimum period of ownership (e.g., three years), minimum ownership percentage (e.g., three percent), limitations on a proponent's ability to aggregate holdings with other shareholders and the maximum percentage of directors who can be nominated when determining how to vote on proxy access proposals.

Shareholder access

On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate governance standards indicate that such additional protections are warranted.

Exclusive Forum

Invesco generally supports proposals that would designate a specific jurisdiction in company bylaws as the exclusive venue for certain types of shareholder lawsuits in order to reduce costs arising out of multijurisdidional litigation.

II.Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders' long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client's investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

Executive compensation

Invesco evaluates executive compensation plans within the context of the company's performance under the executives' tenure. Invesco believes independent compensation committees are best positioned to craft executive- compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.

4

Equity-based compensation plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability automatically to replenish shares without shareholder approval.

Employee stock-purchase plans

Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

Severance agreements

Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

III.Capitalization

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company's stated reasons for the request. Except where the request could adversely affect the Client's ownership stake or voting rights, Invesco generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V.Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

5

VI. Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company's response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company's business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII. Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients' holdings, so Invesco generally supports a board's discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

D.EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these guidelines and the Invesco Global Proxy Policy, unless the Client retains in writing the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For cash sweep investment vehicles selected by a Client but for which Invesco has proxy voting authority over the account and where no other Client holds the same securities, Invesco will vote proxies based on ISS recommendations.

Funds of Funds

Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

6

F.POLICIES AND VOTE DISCLOSURE

A copy of these guidelines, the Invesco Global Proxy Policy and the voting record of each Invesco Retail Fund are available on Invesco's web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.

7

Proxy Voting Guidelines

for

Invesco Asset Management Limited (UK)

Contents

Page

03Introduction

03What is the UK Stewardship Code?

03Our compliance with the Stewardship Code

04Introduction to the principles of the Stewardship Code

05Principle 1:

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

06Principle 2:

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

07Principle 3:

Institutional investors should monitor their investee companies.

08Principle 4:

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

09Principle 5:

Institutional investors should be willing to act collectively with other investors where appropriate

09Principle 6:

Institutional investors should have a clear policy on voting and disclosure of voting activity

11Principle 7:

Institutional investors should report periodically on their stewardship and voting activities

11Further information/useful links

11Key contact details for matters concerning stewardship

Henley Investment Centre	03

UK Stewardship Policy

Introduction

This paper describes Invesco's approach to stewardship in the UK and in particular how our policy and procedures meet the requirements of the Financial Reporting Council's (FRC) UK Stewardship Code (the Code). Its purpose is to increase understanding of the philosophy, beliefs and practices that drive the Henley Investment Centre's behaviours as a significant institutional investor in markets around the world.

Invesco's Henley Investment Centre has supported the development of good governance in the UK and beyond for many years. We are signatories and supporters of the FRC's Stewardship Code. The Code sets out a number of areas of good practice to which the FRC believes institutional investors should aspire. It also describes steps asset owners can take to protect and enhance the value that accrues to the ultimate beneficiary.

This document is designed to describe how we approach our stewardship responsibilities and how this is consistent with and complies with the Code. It also provides useful links to relevant documents, codes and regulation for those who would like to look further at the broader context of our policy and the Code, as well as our commitment to other initiatives in this area, such as the UN supported Principles for Responsible Investment, of which Invesco is a signatory.

Key contact details are available at the end of this document should you have any questions on any aspect of our stewardship activities.

What is the UK Stewardship Code?

The UK Stewardship Code is a set of principles and guidance for institutional investors which represents current best practice on how they should perform their stewardship duties. The purpose of the Code is to improve the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code was published by the FRC in July 2010, was updated in September 2012, and will continue to be overseen by the FRC. Commitment to the Code is on a "comply or explain" basis.

Our compliance with the UK Stewardship Code

Invesco is committed to being a responsible investor. We serve our clients in this space as a trusted partner both on specific responsible investment product strategies as well as part of our commitment to deliver a superior investment experience. Invesco signed the UN sponsored Principles for Responsible Investment (PRI) in 2013 thereby formalising our commitment to responsible investment globally. We achieved an A+ rating in our 2017 PRI assessment for our strategy and governance in responsible investment. This rating demonstrates our extensive efforts in terms of environmental, social and governance (ESG) integration, active ownership, investor collaboration and transparency. The diversity of Invesco means that investment centres and strategies will vary in their approaches to implementation of responsible investment. Global resources both in terms of external research input and a global team of experts underpin and drive this effort alongside our investment centres. Invesco is a signatory to the UK Stewardship Code. The Code sets out seven principles, which support good practice on engagement with investee companies, and to which the FRC believes institutional investors should aspire.

The Henley Investment Centre takes its responsibilities for investing its clients' money very seriously. As a core part of the investment process, its fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and takes into account ESG issues.

Being a major shareholder in a company is more than simply expecting to benefit from its future earnings streams. In the Henley Investment Centre's view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management's thoughts.

We recognize that different asset classes will vary in their approach to implementation of stewardship activities. Where relevant, the fixed interest and multi-asset teams consider ESG elements as part of their investment research.

The Henley Investment Centre primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder. This is considered more appropriate than undertaking the direct management of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies.

The Henley Investment Centre may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but it will never seek to be involved in the day to day running of any investee companies. The Henley Investment Centre considers that being an active shareholder is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. Given that the majority of the Henley Investment Centre's investments are part of a very active asset management culture, engagement with those companies in which it chooses to invest its clients' money is very important. Encouraging high standards of corporate governance within those companies that it invests is key to achieving successful outcomes for its clients.

The Henley Investment Centre sets out below how it complies with each principle of the FRC's Stewardship code, or details why we have chosen to take a different approach, where relevant.

Henley Investment Centre	04
UK Stewardship Policy

Scope

The scope of this policy covers all portfolios that are managed by the Invesco investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies, all falling under the broader global policy. As an example, within Invesco's UK ICVC range the following funds are excluded: Invesco US Enhanced Index Fund (UK), Invesco Balanced Risk 8 Fund (UK), Invesco Balanced Risk 10 Fund (UK), Invesco European ex UK Enhanced Index Fund (UK), Invesco Global Balanced Index Fund (UK), Invesco Global ex-UK Core Equity Index Fund (UK), Invesco Global ex-UK Enhanced Index Fund (UK), Invesco Hong Kong & China Fund (UK), Invesco Japanese Smaller Companies Fund (UK) and Invesco UK Enhanced Index Fund (UK).

Introduction to the principles of the Stewardship Code

There are 7 principles under the Stewardship Code. Each principle is accompanied by guidance to help investors focus on how to meet it.

The principles are as follows:

-  "Principle 1: Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

-  "Principle 2: Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

-  "Principle 3: Institutional investors should monitor their investee companies.

-  "Principle 4: Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

-  "Principle5: -  "Principle6: -  "Principle7:

Institutional investors should be willing to act collectively with other investors where appropriate. Institutional investors should have a clear policy on voting and disclosure of voting activity. Institutional investors should report periodically on their stewardship and voting activities.

Henley Investment Centre	05

UK Stewardship Policy

Principle 1

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

Guidance

Stewardship activities include monitoring and engaging with companies on matters such as strategy, performance, risk, capital structure and corporate governance, including culture and remuneration.

Engagement is purposeful dialogue with companies on those matters as well as on issues that are the immediate subject of votes at general meetings.

The policy should disclose how the institutional investor applies stewardship with the aim of enhancing and protecting the value for the ultimate beneficiary or client.

The statement should reflect the institutional investor's activities within the investment chain, as well as the responsibilities that arise from those activities. In particular, the stewardship responsibilities of those whose primary activities are related to asset ownership may be different from those whose primary activities are related to asset management or other investment related services.

Where activities are outsourced, the statement should explain how this is compatible with the proper exercise of the institutional investor's stewardship responsibilities and what steps the investor has taken to ensure that they are carried out in a manner consistent with the approach to stewardship set out in the statement.

The disclosure should describe arrangements for integrating stewardship within the wider investment process.

Invesco's Investors' approach:

The Henley Investment Centre complies with Principle 1 by publishing Invesco's Global Policy Statement on Corporate Governance and Proxy Voting and this document around the specific application to Invesco on its website.

In this document we explain our philosophy on stewardship, our proxy voting policy and how we deal with conflicts of interest. In addition, this statement of compliance with the UK Stewardship Code indicates how the Henley Investment Centre addresses engagement, monitoring, and incorporates environmental, social and governance (ESG) activities within our investment process. All of our activities are aimed at enhancing and protecting the value of our investments for our clients.

These documents are reviewed and updated on an annual basis.

Integration of stewardship activities as part of the wider investment process

The investment process and philosophy in Henley is rooted in a culture of long term, valuation led, active management. Fundamental research of companies includes a holistic set of factors.

When analysing companies' prospects for future profitability and hence returns to shareholders, we will take many variables into account, including but not limited to, the following:

-Nomination and audit committees

-Remuneration policies, reporting and directors' remuneration

-Board balance and structure

-Financial reporting principles

-Internal control system and annual review of its effectiveness

-Dividend and Capital Management policies

-ESG activities

Frequent dialogue with companies on these topics is an essential part of our fundamental research process and we will regularly support companies to improve and develop overtime. As such, stewardship is core to our wider investment process.

Dialogue with companies

We will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies' management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about ESG issues where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, we will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, the Henley Investment Centre will seek to influence the direction of that company where practicable. In our view, this is part of our responsibility to clients.

Ultimately the business' performance will have an impact on the returns generated by the Henley Investment Centre's portfolios, whether it is in terms of share price performance or dividends, and the business wants to seek to ensure that the capital invested on behalf of its clients is being used as effectively as possible. In the majority of cases the business is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. Corporate engagement provides an opportunity for regular reviews of these issues.

Henley Investment Centre	06
UK Stewardship Policy

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager's role. The fact that the Henley Investment Centre has been a major shareholder in a number of companies for a long time, reflects both the fact that the original investments were based on a joint understanding of where the businesses were going and the ability of the companies' management to execute that plan. It adds depth to the sophistication of our understanding of the firm, its clients and markets. Inevitably there are times when our views diverge from those of the companies' executives but, where possible, we attempt to work with companies towards a practical solution. However, the Henley Investment Centre believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally we prefer to push for change, (i.e. we believe that we are more influential as an owner of equity) even if this can be a slow process.

Specifically when considering resolutions put to shareholders, we will pay attention to the companies' compliance with the relevant local requirements.

Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to a vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Other considerations that the Henley Investment Centre might apply to non-routine proposals will include:

-The degree to which the company's stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

-Peer group response to the issue in question

-Whether implementation would achieve the objectives sought in the proposal

-Whether the matter is best left to the Board's discretion

Principle 2

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

Guidance

An institutional investor's duty is to act in the interests of its clients and/or beneficiaries.

Conflicts of interest will inevitably arise from time to time, which may include when voting on matters affecting a parent company or client.

Institutional investors should put in place, maintain and publicly disclose a policy for identifying and managing conflicts of interest with the aim of taking all reasonable steps to put the interests of their client or beneficiary first. The policy should also address how matters are handled when the interests of clients or beneficiaries diverge from each other.

Invesco's Investors' approach:

Invesco is required to take all appropriate steps to identify, manage, record and, where relevant, disclose actual or potential conflicts of interest between ourselves (including our managers and employees and any person directly or indirectly linked) and our clients and between one client and another. Invesco has a UK Conflicts of Interest Policy which lists the types of potential conflicts of interest which may arise through the normal course of business whose existence may damage the interests of clients and details the administrative arrangements taken to prevent and manage these. A copy of the UK Conflicts of Interest Policy is provided to investors on request.

Invesco has a UK Code of Ethics for its employees which covers expectations around our principles and obligations as a fiduciary, material non-public information, personal account dealing, outside business activity, and other potential conflicts of interest. All employees are required to provide an annual attestation that they have read the Code of Ethics and will comply with its provisions.

Invesco maintains policies and procedures that deal with conflicts of interest in all of its business dealings. In particular in relation to conflicts of interest that exist in its stewardship and proxy voting activities, these policies can be found in the Global Policy Statement on Corporate Governance and Proxy Voting found on our website.

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco's clients or vendors. Under Invesco's Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. "Personal benefit" includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy vote or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco's products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco's proxy administration team maintains a list of all such issuers for which a conflict of interest actually exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment centre, Invesco generally will vote the proxy in accordance therewith. Where this is not the case, Invesco operates a global Invesco proxy advisory committee (IPAC) who will vote the proxy based on the majority vote of its members (see full description of IPAC in the section on Principle 6).

Henley Investment Centre	07
UK Stewardship Policy

Because this Policy and the operating guidelines and procedures of each regional investment centre are pre-determined and crafted to be in the best economic interest of clients, applying them to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard, persons from Invesco's marketing, distribution and other customer-facing functions may not serve on the IPAC.

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision making process relating to such issues.

Other Conflicts of Interest

In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.

Principle 3

Institutional investors should monitor their investee companies.

Guidance

Effective monitoring is an essential component of stewardship. It should take place regularly and be checked periodically for effectiveness.

When monitoring companies, institutional investors should seek to:

-Keep abreast of the company's performance;

-Keep abreast of developments, both internal and external to the company, that drive the company's value and risks;

-Satisfy themselves that the company's leadership is effective;

-Satisfy themselves that the company's board and committees adhere to the spirit of the UK Corporate Governance Code, including through meetings with the chairman and other board members;

-Consider the quality of the company's reporting; and

-Attend the General Meetings of companies in which they have a major holding, where appropriate and practicable

Institutional investors should consider carefully explanations given for departure from the UK Corporate Governance Code and make reasoned judgements in each case. They should give a timely explanation to the company, in writing where appropriate, and be prepared to enter a dialogue if they do not accept the company's position.

Institutional investors should endeavour to identify at an early stage issues that may result in a significant loss in investment value. If they have concerns, they should seek to ensure that the appropriate members of the investee company's board or management are made aware.

Institutional investors may or may not wish to be made insiders. An institutional investor who may be willing to become an insider should indicate in its stewardship statement the willingness to do so, and the mechanism by which this could be done.

Institutional investors will expect investee companies and their advisers to ensure that information that could affect their ability to deal in the shares of the company concerned is not conveyed to them without their prior agreement.

Invesco's Investors' approach:

Through the Henley Investment Centre's active investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this includes regular meetings. The business will also engage with companies on particular ESG related matters.

Meeting investee companies is a core part of the investment process and the Henley Investment Centre is committed to keeping records of all key engagement activities.

However, meeting company management is not the only method of corporate engagement.

-Our investment teams regularly review company filings and publicly available information to gain a fuller understanding of the relevant company.

-We also attend public meetings that companies call in order to hear from company boards and to discuss topics with other company shareholders on an informal basis.

-Our investment teams also utilise research provided by market participants on the companies that we invest in. This allows us to understand what other participants in the capital markets think about those companies, and helps us develop a more rounded view. Invesco expenses research costs.

-Our investment teams have access to external corporate governance research that flags corporate non-compliance with best practice corporate governance standards. While we believe this is a helpful guide, we consider each company on a case by case basis and may well support management where we believe this is in our clients' best interest.

This approach, and these methods of gaining information allows us to review the performance of our investee companies on a regular basis, and ask questions and raise concerns promptly.

Invesco's approach to the receipt of "inside information"

Invesco has a global and interconnected asset management business without internal information barriers, which means that the receipt of inside information by one area of Invesco's global business results in all of Invesco's global business being deemed to be in receipt of inside information.

The Henley Investment Centre acknowledges that the receipt of inside information has the potential to negatively impact other investment teams, our clients and more generally the efficient and fair operation of capital markets.

Henley Investment Centre	08

UK Stewardship Policy

For these reasons and as a matter of general policy the business does not want to receive inside information.

However, it is acknowledged that as part of the Henley Investment Centre's investment approach and duty to act in the best interests of our clients, there are circumstances in which the business may receive inside information which are detailed further in relevant procedures and policies.

The Henley Investment Centre's investment approach is about forming strong, long term relationships with the companies it invests in. We do this by maintaining regular and direct contact with corporate brokers and the management of companies that they invest in so that we can build real insight into and a deep understanding of such companies, as well as the markets and industry in which they operate.

This, along with the corporate governance responsibilities of being long term asset managers, means participating in meaningful conversations about our investee companies with the company itself and its advisors. This approach provides us with the opportunity to engage in discussions regarding the direction of the strategy of those companies before decisions by the companies have been made. Such engagement is an important aspect of the exercise of our responsibilities as asset manager owners.

Fund managers individually have a key fiduciary responsibility in assessing information received and managing it effectively. In accepting that fund managers may be exposed to receiving inside information, the business has in place policies and procedures to effectively manage this risk. Anyone in receipt of inside information should only disclose to colleagues where necessary or required through the normal course of business and on a "need to know" basis. As soon as an individual has received inside information and been made an insider, compliance will be notified together with the names of those known to also be in receipt of the information. Compliance will update the Invesco "insider list" and ensure trading systems are updated to prevent any further trading until the information becomes public. Further details are available upon request.

Principle 4

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

Guidance

Institutional investors should set out the circumstances in which they will actively intervene and regularly assess the outcomes of doing so. Intervention should be considered regardless of whether an active or passive investment policy is followed. In addition, being underweight is not, of itself, a reason for not intervening. Instances when institutional investors may want to intervene include, but are not limited to, when they have concerns about the company's strategy, performance, governance, remuneration or approach to risks, including those that may arise from social and environmental matters.

Initial discussions should take place on a confidential basis. However, if companies do not respond constructively when institutional investors intervene, then institutional investors should consider whether to escalate their action, for example, by:

-Holding additional meetings with management specifically to discuss concerns;

-Expressing concerns through the company's advisers;

-Meeting with the chairman or other board members;

-Intervening jointly with other institutions on particular issues;

-Making a public statement in advance of General Meetings;

-Submitting resolutions and speaking at General Meetings; and

-Requisitioning a General Meeting, in some cases proposing to change board membership

Invesco's Investors' approach:

The Henley Investment Centre's fund managers escalate stewardship activities in several stages. Initially any issues/concerns would be raised by its fund managers through a process of on-going dialogue and company meetings. We may then take a number of actions to escalate our concerns along the lines of a broad escalation hierarchy, via a number of different approaches including (but not limited to) as follows:

-Meeting with non-executive members of company boards to discuss our concerns

-Attendance and active participation at company annual general meetings (AGMs)

-Writing of letters to company boards expressing our concerns and requiring action to be taken

-Votes against management through the use of proxy voting on company resolutions

On occasions where a fund manager believes an issue is significant enough to be escalated, we will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for our clients.

Henley Investment Centre	09

UK Stewardship Policy

Examples of issues that would prompt us to escalate our concerns may include:

-Poor examples of corporate governance practice within companies – for example where management structures are created that increase conflicts of interest, or leave management control in the hands of dominant shareholders.

-Concerns over remuneration policies at companies where those policies do not align with the ongoing positive growth of the company. This may include us exercising our proxy votes against the reappointment of chairs of the remuneration committees in order to express our concerns.

-Where the strategic direction of companies that we invest in changes significantly, and does not match with the original investment rationale that attracted us to the company in the first place, and where we believe that the new strategy will no longer return the best value to shareholders, and ultimately to our clients.

-Where Board structure or individual composition at an investee company does not meet our standards in terms of the qualifications and expertise required.

We believe that our approach to escalation is consistent with the intent of the Code. However, because we approach each engagement individually we do not see this as a mechanistic process, and therefore our approach will vary based on the individual situations. Through regular and frank meetings with management, we try as much as possible to raise queries and issues before they become areas of concern that require more direct intervention – such as votes against management or disinvestment of positions.

Our preference is to engage privately as we believe it better serves the long-term interests of our clients to establish relationships, and a reputation with companies that enhances rather than hinders dialogue.

Principle 5

Institutional investors should be willing to act collectively with other investors where appropriate

Guidance

At times collaboration with other investors may be the most effective manner in which to engage.

Collective engagement may be most appropriate at times of significant corporate or wider economic stress, or when the risks posed threaten to destroy significant value.

Institutional investors should disclose their policy on collective engagement, which should indicate their readiness to work with other investors through formal and informal groups when this is necessary to achieve their objectives and ensure companies are aware of concerns. The disclosure should also indicate the kinds of circumstances in which the institutional investor would consider participating in collective engagement.

Invesco's Investors' approach:

The Henley Investment Centre is supportive of collective engagement in cases where objectives between parties are mutually agreeable and there are no conflicts of interest.

In taking collaborative action we are cognisant of legal and regulatory requirements, including on market abuse, insider dealing and concert party regulations.

The Investment Association (IA), the UK Sustainable Investment and Finance Association (UKSIF) and the UN backed Principles for Responsible Investment (PRI) coordinate and support collective shareholder meetings which can be very effective as they are carried out in a neutral environment. Where we have an interest, we are regular participants in such meetings.

Invesco are also members of the UK Investor Forum, an organisation set up to create an effective model for collective engagement with UK companies.

All of our engagement activities are undertaken in the best interests of our clients.

Principle 6

Institutional investors should have a clear policy on voting and disclosure of voting activity

Guidance

Institutional investors should seek to vote on all shares held. They should not automatically support the board.

If they have been unable to reach a satisfactory outcome through active dialogue then they should register an abstention or vote against the resolution. In both instances, it is good practice to inform the company in advance of their intention and the reasons why.

Institutional investors should disclose publicly voting records.

Institutional investors should disclose the use made, if any, of proxy voting or other voting advisory services. They should describe the scope of such services, identify the providers and disclose the extent to which they follow, rely upon or use recommendations made by such services.

Institutional investors should disclose their approach to stock lending and recalling lent stock.

Invesco's Investors' approach:

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco's proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients' best interests, which Invesco interprets to mean clients' best economic interests.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

Henley Investment Centre	10
UK Stewardship Policy

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients' rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis. The Henley Investment Centre buys research from several providers to make an informed voting decision. Globally we use ISS and Glass Lewis and we use the Investment Association IVIS service for research for UK securities.

The Henley Investment Centre reports the investment teams' proxy voting records through an easily accessible portal on our website. This allows our clients to see votes that have been cast by our investment professionals on each of our ICVC funds managed by IAML, by company that we are shareholders of, and by resolution, and to easily search for the records that they are interested in. This can be viewed on our website at: www.invesco.co.uk/proxy-voting-records This data will be updated on an annual basis.

Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee ("Global IPAC"). The Global IPAC is a global investments-driven committee which compromises representatives from various investment management teams and Invesco's Head of Global Governance, Policy and Responsible Investment ("Head of Global Governance"). The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco group. In addition to the Global IPAC, for some clients, third parties (e.g., U.S. mutual fund boards) provide oversight of the proxy process.

The Global IPAC and Invesco's proxy administration and governance team, compliance and legal teams regularly communicate and review this Policy and the operating guidelines and procedures of each regional investment centre to ensure that they remain consistent with clients' best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, supported by the Global Head of Responsible Investment and a dedicated team of internal proxy specialists. This proprietary portal is supported by Institutional Shareholder Services (ISS) to process the underlying voting ballots. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Certain investment teams also use the platform to access third-party proxy research.

Non-Votes

In the vast majority of instances, Invesco is able to vote proxies successfully. However, in certain circumstances Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its clients' proxies despite using commercially reasonable efforts to do so. For example:

-Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In such cases, Invesco may choose not to vote, to abstain from voting or to vote in accordance with proxy advisor recommendations

-If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities

-In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities ("share blocking"). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the clients of voting a specific proxy outweighs the clients' temporary inability to sell the security

-Some companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy

Approach to Stock Lending

The Henley Investment Centre does not enter into stock lending arrangements.

Henley Investment Centre	11

UK Stewardship Policy

Principle 7

Institutional investors should report periodically on their stewardship and voting activities Guidance

Institutional investors should maintain a clear record of their stewardship activities.

Asset managers should regularly account to their clients or beneficiaries as to how they have discharged their responsibilities. Such reports will be likely to comprise qualitative as well as quantitative information. The particular information reported and the format used, should be a matter for agreement between agents and their principals.

Asset owners should report at least annually to those to whom they are accountable on their stewardship policy and its execution.

Transparency is an important feature of effective stewardship. Institutional investors should not, however, be expected to make disclosures that might be counterproductive. Confidentiality in specific situations may well be crucial to achieving a positive outcome.

Asset managers that sign up to this Code should obtain an independent opinion on their engagement and voting processes having regard to an international standard or a UK framework such as AAF 01/062. The existence of such assurance reporting should be publicly disclosed. If requested, clients should be provided access to such assurance reports.

Invesco's Investors' approach:

Invesco produces an annual stewardship report which highlights our activities at a global level in terms of ESG activity and in various investment centres.

The Henley Investment Centre reports our investment teams' proxy voting records through an easily accessible portal on our website. This allows our clients to see votes that have been cast by our investment professionals on each of our ICVC funds managed by IAML, by company that we are shareholders of, and by resolution, and to easily search for the records that they are interested in. This can be viewed on our website at: www.invesco.co.uk/proxy-voting-results

This data will be updated on an annual basis.

The processes relating to our corporate governance activities are subject to audit by our internal audit function. This function is independent from the front office, and the rest of the business, and provides an independent assessment of business practises directly to Board level.

We believe that this level of scrutiny and oversight provides our clients with the assurance that our policies and practises meet and exceed current industry standards.

We will continue to assess this approach.

Further information/useful links (also available via our website):

www.invesco.co.uk/corporategovernance-and-stewardship-code

Key contact details for matters concerning stewardship:

Bonnie Saynay

Global Head of Proxy Governance and Responsible Investment

Tel: +1 (713) 214-4774

Email: Bonnie.Saynay@invesco.com

Stuart Howard

Head of Investment Management Operations

Tel: +44 1491 417175

Email: Stuart_Howard@invesco.com

Dan Baker

Operations Manager

Tel: +44 1491 416514

Email: Dan_Baker@invesco.com

Charles Henderson

UK Equities Business Manager

Tel: +44 1491 417672

Email: Charles_Henderson@invesco.com

Cathrine de Coninck-Lopez

Head of ESG, Henley Investment Centre

Tel +44 1491416139

Email: Cathrine.deconinck-lopez@invesco.com

Telephone calls may be recorded.

Important information

Where individuals or the business have expressed opinions, they are based on current market conditions, they may differ from those of other investment professionals and are subject to change without notice.

All information as at 12 December 2017 sourced from Invesco unless otherwise stated.

Invesco Asset Management Limited

Registered in England 949417

Perpetual Park, Perpetual Park Drive, Henley-on-Thames,

Oxfordshire RG9 1HH, UK Authorised and regulated by the Financial Conduct Authority

EMEA7636/64080/PDF/161018

Proxy Voting Guidelines

for

Invesco Asset Management (Japan) Limited

Basic Policy on Proxy Voting

We vote proxies for the purpose of seeking to maximize the interests of our clients (investors) and beneficiaries over time, acknowledging the importance of corporate governance, based on fiduciary duties to our clients (investors) and beneficiaries. We do not vote proxies for the interests of ourselves and any third party other than clients (investors) and beneficiaries. The interests of clients (investors) and beneficiaries is to expand the corporate value or the economic interest of shareholders or the preventing of damage thereto. . Proxy voting is an integral part of our stewardship activities and we make voting decisions considering whether or not the proposal would contribute to the corporate value expansion and sustainable growth.

In order to vote proxies adequately we have established the Responsible Investment Committee and developed these Proxy Voting Guidelines to oversee control of the decision making process concerning proxy voting. While we may seek advice from an external service provider based on our own guidelines, our investment professionals make voting decisions in principle, based on our proxy voting guidelines, taking into account whether or not they contribute to shareholder value enhancement of the subject company.

Responsible proxy voting and constructive dialogue with investee companies are important components of stewardship activities. While the proxy voting guidelines are principles for our making voting decisions, depending on the proposals, we may make special decisions to maximize the interests of clients (investors) and beneficiaries, through the establishment of constructive dialogue with the investee companies. In such case, approval of the Responsible Investment Committee shall be obtained.

The Responsible Investment Committee is consisted of members including Director in charge of the Investment Division as the chair, Head of Compliance, Responsible Investment Officer, investment professionals nominated by the chair and persons in charge at the Client Reporting Department.

We have developed the Conflict of Interest Control Policy and, even in the situation where any conflict of interest is likely to arise, we work to control conflict of interest to protect the interests of clients (investors) and beneficiaries. The Compliance Department is responsible for overseeing company-wide control of conflict of interest. The Compliance Department is independent from investment and marketing divisions, and shall not receive any command or order with respect to the matters concerning compliance with the laws and regulations including the matters concerning conflict of interest from investment and marketing divisions.

Proxy Voting Guidelines

1.Profit Allocation and Dividends

We decide how to vote on the proposals seeking approval for profit allocation and dividends, taking into account the financial conditions and business performance of the subject company, and the economic interest of shareholders, etc.

•Taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote against the proposals, unless reasonable explanation is given by the company.

With respect to the company where profit allocation is determined by the board of directors, taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote against reelection of directors, unless reasonable explanation is given by the company.

Taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote for the shareholder proposals that require more payout to shareholders.

2.Election of Directors

We decide how to vote on the proposals concerning election of directors, taking into account independence, competence and existence of anti-social acts of director candidates, etc. We decide how to vote on reelection of director candidates, taking into account their approach to corporate governance and accountability during their tenure, business performance of the company and existence of anti- social acts of the company, etc. in addition to the above factors.

Directors should make efforts to continuously gain knowledge and skills from time to time to fulfill the important role and responsibilities in governance of the subject company. Companies are also required to provide sufficient opportunities of such training.

Independent outside directors are expected to play a significant role such as to secure the interest of minority shareholders through activities based on their insights to increase the corporate value of the subject company. It is desirable to enhance the board's governance function with independent outside directors accounting for the majority of the board. However, given the challenge to secure competent candidates, we also recognize that, under the current conditions, it is difficult for all the companies, irrespective of their size, to deploy a majority of the board with independent outside directors.

(1) Independence

•We generally vote for election of outside directors; provided, however, that we generally vote against the candidate who is not regarded as independent from the subject company. With respect to independence, it is desirable that the subject company discloses numerical standard which should support our decision.

•We view following candidates for outside directors are not enough independent;

•Candidates who have been working for following companies during the last 10 years or relatives of those people.

•The subject company

•Subsidiary of the subject company

•Parent of the subject company

•Candidates who have been working for following companies during the last five years or relatives of those people.

•Shareholders who own more than 10% of the subject company

•Principal loan lender

•Principal securities broker

•Major business relationship

•Auditor of the subject company

•Audit companies, consulting companies or any related service providers which have any consulting contracts with the subject company

•Any other counterparts which have any interests in the subject company

•We further scrutinize the independence of candidates who are regarded as not independent enough, even though those are not categorized the case listed above.

•We carefully consider the independence of the candidates who are regarded as being in the cross-share-holding relationship, or the relationship in which companies are sending outside directors each other. We expect that the company should disclose the detail information related to the independence of those candidates reasonably, to enable investors to understand those relationships enough, both in terms of the disclosure timing and method.

•We judge independence based on the independence criteria stipulated by the stock exchange, with focus on whether independence is substantially secured. We consider each company's business surroundings and make best effort to have constructive dialogue with the subject company to understand the independence of the candidates.

•We regard the outside director with significantly long tenure as non-independent, and vote against reelection of such outside director. We generally consider voting against the candidate whose tenure is longer than 10 years.

•In the case where the subject company is the company with a board with audit committee structure, we judge independence of outside director candidates who become members of the audit committee based on the same independence criteria for election of statutory auditors in principle.

•In the case where the subject company is the company with a three committee board structure or the company with a board with audit committee structure, we generally consider to vote against the director candidates who are top executives of the subject company, if independent outside directors of the subject company account for less than 1/3 of the board after the shareholders meeting.

•In the case where the subject company is the company with a statutory auditor structure, we generally vote against the director candidates who are top executives, unless there are at least two outside directors who are independent from the subject company after the shareholders meeting.

•In the case where the subject company has a parent company, we generally consider voting against the director candidates who are top executives of the subject company, if outside directors who are independent from the subject company account for less than half of the board after the shareholders meeting.

(2) Attendance rate and concurrent duties

•All members are expected to attend the board meetings and each committee in principle, and companies are generally obligated to facilitate all members to attend meetings. We generally vote against reelection of the director candidate who attended less than 75% of the board meetings or the respective committee.

•We take into account not only the number of attendance but reasons for nomination and substantial contribution, if disclosed.

•We carefully consider the quality of the candidates who have many concurrent duties as outside directors or outside auditors of listed companies, given that outside directors/auditors are expected to make an important contribution to the board discussion. The company which nominates the candidates who have many concurrent duties should explain the reasonable background and eligibility for such nomination and make best effort to enable investors to understand them enough, both in terms of the disclosure timing and method.

(3) Business performance of the company

•We consider voting against reelection of director candidates, if the subject company made a loss for the three-consecutive year during their tenure.

•We consider voting against reelection of director candidates, if it is judged that the business performance of the subject company is significantly behind peers in the same industry during their tenure.

•We consider voting against the directors who are top executives, if business strategies that enable the corporate value enhancement and sustainable growth are not demonstrated and no constructive dialogue is conducted, with respect to capital efficiency including return on capital.

(4) Anti-social acts of the company

•If it is judged that there has been any corporate scandal that has significant social effects and has impaired, or is likely to impair, the shareholder value during the tenure, we shall conduct sufficient dialogue with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogue and taking into account impact on the shareholder value, we decide how to vote on reelection of the director candidates who are top executives, directors in charge of those cases and members of the audit committee or the similar committee.

•With respect to domestic scandals, if the company has received administrative disposition on cartel or bid-rigging, we consider voting against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee, at the time when the disposition is determined by the Fair Trade Commission, etc. If the final disposition is subsequently determined on appeal or complaint, we do not vote against reelection again at such time. We decide case-by-case with respect to an order for compensation in a civil case or disposition by the Consumer Affairs Agency and administrative disposition imposed overseas.

•With respect to administrative disposition imposed on a subsidiary or affiliate, if the subsidiary or affiliate is unlisted, we consider voting against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee of the holding company or the parent company. If the subsidiary or affiliate is listed, we consider to vote against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee of the subsidiary or affiliate and the parent company; provided, however, that we decide case-by-case depending on importance of the disposition on the subsidiary or affiliate, its impact on business performance of the holding company or parent company.

•With respect to a scandal of an individual employee, if such scandal has impaired, or is likely to impair the shareholder value, and it is judged that the subject company should assume responsibility as a manager, we consider to vote against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee.

•We consider voting against reelection of director candidates, if the subject company has committed window-dressing and inadequate accounting activities during their tenure.

(5) Acts against the interest of shareholders

•If the company has increased capital through a third-party allotment that is excessively dilutive without resolution by the shareholders meeting, we consider to vote against reelection of director candidates, particularly the director candidates who are top executives.

•If the company has increased capital through a large-scale public offering without reasonable explanation, we consider voting against reelection of director candidates, particularly the director candidates who are top executives.

•If the shareholder proposal that is judged desirable for minority shareholders has received the majority support, but the company does not implement such proposal or make the similar proposal as the company proposal at the shareholders meeting in the following year, we consider voting against the director candidates who are top executives.

(6) Other

•If information of a director candidate is not fully disclosed, we generally vote against such director candidate.

3.Composition of Board of Directors, etc.

Depending on the size of companies, etc., we believe that a three-committee board structure is desirable to achieve better governance as a listed company. Even for a company with a statutory auditor structure or a company with a board with audit committee, it is also desirable to voluntarily deploy the nomination committee, compensation committee and other necessary committees. It is also desirable that the chair of the board of directors is an independent outside director. We believe that composition of the highly transparent board of directors secures transparency of the management and contributes to a persistent increase in the enterprise value. It is also desirable that the third-party assessment of the board of directors is disclosed.

We are concerned about the retired director assuming a consulting, advisory or other similar position which is likely to have negative impact on greater transparency and decision making of the board of directors. If such position or a person assuming such position exists, it is desirable that its existence, expected role and effects or compensation and other treatment for such position are fully disclosed.

(1) Number of members and change in constituents of the board of directors

•We decide how to vote on the proposals concerning the number of members and change in constituents of the board of directors, by comparing with the current structure and taking into account impact on the subject company and the economic interest of shareholders.

•Number of the board member should be well optimized to make the right management decision at the right timing. We may take into consideration each company's business situation and business scale; however we generally consider to vote against the director candidates who are top executives, in the case that the number of board member exceeds 20 and is not decreased from the previous shareholder's meeting and also the reason for such case is not enough disclosed and reasonably explained.

•We generally vote against the director candidates who are top executives in the case that the percentage of outside directors declines substantially through the decrease of outside directors or the increase of internal directors.

(2) Procedures for election of directors, scope of responsibilities of directors, etc.

•We decide how to vote on the proposals concerning a change in procedures for election of directors, by comparing with the current procedures and taking into account reasonableness of such change, etc.

•We generally vote against the proposals that reduce responsibility of directors for monetary damages due to their breach of duty of care of a prudent manager.

•Responsibilities of the board of directors include proper supervision over the succession plan for top executives. The nomination committee at the company with a three-committee board structure, or the nomination committee that should be voluntarily deployed by the company with a different structure, should provide proper supervision over fostering and election of successors with secured transparency. It is desirable that an independent outside director serves as the chair of the nomination committee. If the process is judged to significantly lack transparency and reasonableness, we consider to vote against the director candidates who are top executives.

4.Election of Statutory Auditors

We decide how to vote on the proposals concerning election of statutory auditors, taking into account independence, competence and existence of anti-social acts of auditor candidates, etc. We decide how to vote on reelection of statutory auditor candidates, taking into account their approach to corporate governance and accountability during their tenure, existence of anti-social acts of the company, etc. in addition to the above factors.

Statutory auditors and directors who are members of the audit committee or the similar committee are required to have deep specialized knowledge of accounting and laws and regulations, and should make efforts to continuously gain knowledge and skills from time to time to fulfill the important role and responsibilities in governance of the subject company. Companies are also required to provide sufficient opportunities of such training.

(1) Independence

•We generally vote against non-independent outside statutory auditors.

•The person who has no relationship with the subject company other than being elected as a statutory auditor is regarded as independent.

•We regard the outside statutory auditor with significantly long tenure as non-independent, and vote against reelection of such outside statutory auditor. We generally consider to vote against the candidate whose tenure is longer than 10 years.

(2) Attendance rate and concurrent duties

•All statutory auditors are expected to attend meetings of the board of directors or the board of statutory auditors in principle, and companies are generally obligated to facilitate all statutory auditors to attend meetings. We generally vote against reelection of the statutory auditor candidate who attended less than 75% of meetings of the board of directors or the board of statutory auditors.

•We take into account not only the number of attendance but reasons for nomination and substantial contribution, if disclosed.

•We carefully consider the quality of the candidates who have many concurrent duties as outside directors or outside auditors of listed companies, given that outside directors/auditors are expected to make an important contribution to the board discussion. The company which nominate the candidates who have many concurrent duties should explain the reasonable background and eligibility for such nomination and make best effort to enable investors to understand them enough, both in terms of the disclosure timing and method.

(3) Accountability

•If there are material concerns about the provided auditor report or auditing procedures, or if the matters to be disclosed are not fully disclosed, we vote against reelection of statutory auditor candidates.

(4) Anti-social acts of the company

•If it is judged that there has been any corporate scandal that has significant social effects and has impaired, or is likely to impair, the shareholder value during the tenure, we shall conduct sufficient engagement with the subject company on the background and subsequent resolutions of the scandal. Based on the engagement and taking into account impact on the shareholder value, we decide how to vote on reelection of statutory auditor candidates.

•With respect to domestic scandals, if the company has received administrative disposition on cartel or bid-rigging, we consider to vote against reelection of statutory auditor candidates, at the time when the disposition is determined by the Fair Trade Commission, etc. If the final disposition is subsequently determined on appeal or complaint, we do not vote against reelection again at such time. We decide case-by-case with respect to an order for compensation in a civil case or disposition by the Consumer Affairs Agency and administrative disposition imposed overseas.

•With respect to administrative disposition imposed on a subsidiary or affiliate, if the subsidiary or affiliate is unlisted, we consider to vote against reelection of statutory auditor candidates of the holding company or the parent company. If the subsidiary or affiliate is listed, we consider to vote against reelection of statutory auditor candidates of the subsidiary or affiliate and the holding company; provided, however, that we decide case-by-case depending on importance of the disposition on the subsidiary or affiliate, its impact on business performance of the holding company or parent company.

•With respect to a scandal of an individual employee, if such scandal has impaired, or is likely to impair the shareholder value, and it is judged that the subject company should assume responsibility as a manager, we consider to vote against reelection of statutory auditor candidates.

•We consider voting against reelection of statutory auditor candidates, if the subject company has committed window-dressing and inadequate accounting activities during their tenure.

5.Composition of Board of Statutory Auditors

We decide how to vote on the proposals concerning the number of members and change in constituents of the board of statutory auditors, by comparing with the current structure and taking into account impact on the subject company and the economic interest of shareholders.

•We favorably consider an increase in the number of statutory auditors, but in the case of a decrease in the number of statutory auditors, unless reasons are clearly and reasonably stated, we consider to vote against reelection of the director candidates who are top executives.

6.Election and Removal of Accounting Auditors

We decide how to vote on the proposals concerning election and removal of accounting auditors, taking into account competence of candidates and the level of costs for the accounting audit, etc.

•If it is judged that there are following problems with the accounting audit services in the subject company, and the accounting auditor in question is not removed but reelected, we generally vote against reelection of the statutory auditor candidates and the director candidates who are members of the audit committee or the similar committee:

•It is judged that the accounting auditor has expressed incorrect opinions on financial conditions;

•In the case where there are concerns on the financial statements, the matters to be disclosed are not fully disclosed;

•In the case where the accounting auditor has a contract of non-accounting audit services with the subject company, it is judged that such non-accounting audit services are recognized to have conflict of interest with accounting audit services;

•In the case where excessive accounting audit costs are paid;

•It is judged that gross fraudulence or negligence of the accounting auditor is recognized.

•If it is judged that there are problems with accounting audit services in another company, and the accounting auditor in question becomes a candidate for election or is not removed but reelected, we decide how to vote, giving full consideration to impact on the enterprise value of the subject company.

•We generally vote against the proposals concerning a change in accounting auditors, if difference in views about the accounting principles between the previous accounting auditor and the subject company is judged to be the reason for such change.

7.Compensation and Bonuses for Directors, Statutory Auditors and Employees

(1) Compensation and bonuses for Directors

•In determining compensation and bonuses for directors, it is desirable to increase the proportion of stocks in compensation and bonuses, taking into account whether the performance-based compensation structure is developed, whether transparency is fully secured such as disclosure of an index or formula as a basis for calculation, and impact on shareholders such as dilution. The compensation committee at the company with a three-

committee board structure, or the compensation committee that should be voluntarily deployed by the company with a different structure, should ensure the compensation structure with secured transparency. It is desirable that an independent outside director serves as the chair of the compensation committee.

•We consider to vote against the proposals seeking approval for compensation and bonuses in the following cases:

•where negative correlation is seen between the business performance of the subject company and compensation and bonuses;

•where there exist problematic system and practices;

•where the aggregate amount of compensation and bonuses is not disclosed;

•where mismanagement is clear as shown by share price erosion or and significant deterioration in profit;

•where the person who is judged to be responsible for acts against the interest of shareholders is among recipients of compensation and bonuses.

•We generally vote for the proposals requesting disclosure of compensation and bonuses of individual directors.

•If any measures are implemented to secure transparency of the system other than individual disclosure, such measures are taken into account.

•If there is no proposal seeking approval for compensation and bonuses and the system is not clear, we consider to vote against election of the director candidates who are top executives,

•We generally vote against bonuses for statutory auditors and the directors who become members of the audit committee under the audit committee system

•As directors who become members of the audit committee at the company with a three committee structure, directors who become members of the audit committee at the company with a board with audit committee structure and outside directors are required to perform duties as director, we consider their compensation and bonuses differently from statutory auditors at the company with a statutory auditor structure.

(2)Stock compensation

•We decide how to vote on the proposals concerning stock compensation including stock option plans and restricted stock units, taking into account impact on the shareholder value and rights of shareholders, the level of compensation, the recipients of stock compensation, and reasonableness, etc.

•We generally vote against the proposals seeking to lower the strike price of stock options.

•We generally vote for the proposals seeking to require approval of shareholders for change in the strike price of stock options.

•We generally vote against the stock compensation, if terms of exercise including the percentage of dilution are unclear. We generally consider to vote against the proposal in which there is a 10% or more dilution potentiality.

•Stock compensation should be a long-term incentive and its plan should be aligned with a long-term corporate value growth. Considering that, we generally vote against the proposal which enables the beneficiaries to exercise whole rights vested in the subject year within two years. However, the beneficiary who retires during the subject year is the exception for this clause. We will carefully review its validity if the restricted period is regarded as too long.

•We generally vote against the stock compensation granted to statutory auditors and the directors who become members of the audit committee under the audit committee system.

•As directors who become members of the audit committee at the company with a three committee structure are required to perform duties as director, we consider the stock compensation for them differently from statutory auditors and the directors who become members of the audit committee under the audit committee system at the company with a statutory auditor structure.

•We generally vote against the stock compensation granted to any third parties other than employees.

•We generally vote against the stock compensation if it is judged likely to be used as a tool for takeover defense.

(3) Stock purchase plan

•We decide how to vote on the proposals concerning stock purchase plan, taking into account impact on the shareholder value and rights of shareholders, the recipients of stock compensation and reasonableness, etc.

(4) Retirement benefits for directors

•We decide how to vote on the proposals concerning grant of retirement benefits, taking into account the scope of recipients, existence of anti-social acts of recipients, business performance of the company and anti-social acts of the company, etc.

•We generally vote for the proposals granting retirement benefits, if all of the following criteria are met:

•The granted amount is disclosed;

•Outside directors, statutory auditors and the directors who become members of the audit committee under the audit committee system are not included in recipients;

•There has been no serious scandal involving recipients during their tenure;

•The subject company has not suffered from loss for the three consecutive year, or its business performance is not judged to significantly lag relative to peers in the same industry;

•There has been no corporate scandal that has significant social effects on the subject company and has impaired, or likely to impair, the shareholder value during the tenure of recipients;

•The subject company has not committed window-dressing and inadequate accounting activities during the tenure of recipients.

8.Cross-shareholdings

If the company holds shares for relationship purpose, we believe that the company is required to explain about medium- to long-term business and financial strategies and disclose criteria for proxy voting decisions and voting results, etc. If no reasonable views are indicated and no constructive dialogue is conducted, we consider to vote against the director candidates who are top executives. It is important that the company does not prevent companies who have its shares as a "policy-share-holding" from selling/reducing them.

9.Capital Policy

As the capital policy of listed companies is likely to have important impact on the shareholder value and the interest of shareholders of the subject company, the subject company should implement the reasonable capital policy and explain basic policies of the capital policy to shareholders. We consider voting against the proposals concerning the capital policy that is judged to impair the shareholder value. If there exists the capital policy that is not part of proposals at the shareholders meeting but is judged to impair the shareholder value, we consider voting against reelection of director candidates.

•The company may not intend to keep/increase "so-called loyal shareholders" for the company management to hinder minority shareholders right through the third party allotment, transfer of the treasury stocks or transfer of the stocks which are held by the company management to the foundations which have a close relationship with the subject company.

(1) Change in authorized capital

•We decide how to vote on the proposals seeking to increase authorized capital, taking into account impact of the change in authorized capital on the shareholder value and rights of shareholders, reasonableness of the change in authorized capital and impact on share listing or sustainability of the company, etc.

•We generally vote for the proposals seeking to increase authorized capital, if it is judged that not increasing authorized capital is likely to cause delisting of the subject company or have significant impact on sustainability of the company.

•We generally vote against the proposals seeking to increase authorized capital after emergence of acquirer.

(2) Issuance of new shares

•We decide how to vote on issuance of new shares, taking into account reasons for issuance of new shares, issuing terms, impact of dilution on the shareholder value and rights of shareholders, and impact on share listing or sustainability of the company, etc.

(3) Share buybacks, reissuance of shares

•We decide how to vote on the proposals concerning share buybacks or reissuance of shares, taking into account their reasonableness, etc.

(4) Share split

•We generally vote for the proposals seeking to split shares.

(5) Consolidation of shares (reverse share split)

•We decide how to vote on the proposals seeking consolidation of shares, taking into account its reasonableness, etc.

(6) Preferred shares

•We generally vote against the proposals seeking to create, or increase authorized capital of, carte blanche preferred shares that are issued without specifying the voting right, dividends, conversion and other rights.

•We generally vote for the proposals seeking to create, or increase authorized capital of, preferred shares where the voting right, dividends, conversion and other rights are specified and those rights are judged reasonable.

•We generally vote for the proposals requiring approval of shareholders for issuance of preferred shares.

(7) Issuance of bonds with share options

•We decide how to vote on the proposals seeking to issue bonds with share options, taking into account the number of new shares and the redemption period of bonds, etc.

(8) Issuance of straight bonds, expansion of credit facility

•We decide how to vote on the proposals concerning issuance of straight bonds or expansion of credit facility, taking into account the financial conditions, etc. of the subject company.

(9) Capitalization of debt

•We decide how to vote on the proposals seeking to change authorized capital or issue shares in connection with restructuring of debt, taking into account the terms of change in authorized capital or issuance of shares, impact on the shareholder value and rights of shareholders, their reasonableness and impact on share listing or sustainability of the company, etc.

(10) Capital reduction

•We decide how to vote on the proposals concerning reduction in capital, taking into account impact of capital reduction on the shareholder value and rights of shareholders, reasonableness of capital reduction and impact on share listing or sustainability of the company, etc.

•We generally vote for the proposals seeking to reduce capital as typical accounting procedures.

(11) Financing plan

•We decide how to vote on the proposals concerning financing plan, taking into account impact on the shareholder value and rights of shareholders, its reasonableness and impact on share listing or sustainability of the company, etc.

(12) Capitalization of reserves

•We decide how to vote on the proposals seeking capitalization of reserves, taking into account its reasonableness, etc.

10.Amendment to the Articles of Incorporation, etc.

(1) Change in accounting period

•We generally vote for the proposals seeking to change the accounting period, unless it is judged to aim to delay the shareholders meeting.

(2) Amendments of articles of incorporation

•We decide how to vote on the proposals concerning article amendments, taking into account impact of article amendments on the shareholder value and rights of shareholders, necessity and reasonableness of article amendments, etc.

•We generally vote for the proposals seeking article amendments, if such amendments are required by the laws.

•We generally vote against the proposals seeking article amendments, if such amendments are judged to be likely to infringe on rights of shareholders or impair the shareholder value.

•We generally vote for transition to the company with a three committee board structure.

•We decide how to vote on the proposals seeking to ease or eliminate requirements for special resolutions, taking into account its reasonableness.

•We are concerned about the retired director assuming a consulting, advisory or other similar position which is likely to have negative impact on greater transparency and decision making of the board of directors. We generally vote against the proposals seeking to create such position.

(3)Change in quorum for the shareholders meeting

•We decide how to vote on the proposals concerning change in quorum for the shareholders meeting, taking into account impact on the shareholder value and rights of shareholders, etc.

11.Change in company organization, etc

(1) Change in trade name and registered address

•We decide how to vote on the proposals seeking to change the trade name, taking into account impact on the shareholder value, etc.

•We generally vote for the proposals seeking to change the registered address.

(2) Company reorganization

•We decide how to vote on the proposals concerning the following company reorganization, taking into account their respective impact on the shareholder value and rights of shareholders, impact on financial conditions and business performance of the subject company, and impact on share listing or sustainability of the company, etc.

Mergers and acquisitions

Transfer of business

Spin-off

Sale of assets

Sale of company

Liquidation

12.Proxy Fight

(1)Proxy fight

•We decide how to vote on the proposals concerning election of directors among rival candidates, taking into account independence, competence, existence of anti-social acts, approach to corporate governance and accountability of director candidates, business performance of the company, existence of anti-social acts of the company, as well as the background of the proxy fight, etc.

(2) Proxy fight defense measures

•Classified board structure

•We generally vote against the proposals seeking to introduce the classified board structure.

•We generally vote for the proposals seeking to set a director's term of one year.

•Right to remove directors

•We generally vote against the proposals seeking to tighten requirements for shareholders to remove directors.

•Cumulative voting system

•We decide how to vote on the proposals seeking to introduce the cumulative voting system for election of directors, taking into account its background, etc.

•We decide how to vote on the proposals seeking to eliminate the cumulative voting system for election of directors, taking into account its background, etc.

13.Takeover Defense

We believe that the interests of the management and shareholders do not always align with each other, and generally vote against new establishment, amendment and update of takeover defense measures that are judged to decrease the shareholder value or interfere with rights of shareholders. We generally vote against reelection of director candidates, if there exist takeover defense measures that are not part of proposals at the shareholders meeting but are judged to decrease the shareholder value or interfere with rights of shareholders.

•Relaxation of requirements for amendment to the articles of incorporation and company regulations

•We decide how to vote on the proposals seeking to relax the requirements for amendment to the articles of incorporation or company regulations, taking into account impact on the shareholder value and rights of shareholders, etc.

•Relaxation of requirements for approval of mergers

•We decide how to vote on the proposals seeking to relax the requirements for approval of mergers, taking into account impact on the shareholder value and rights of shareholders.

14.ESG

We support the United Nations Principles for Responsible Investment and acknowledge that how companies address to ESG is an important factor in making investment decisions. Thus, we consider voting against reelection of the director candidates who are top executives and directors in charge, if it is judged that any event that is likely to significantly impair the enterprise value has occurred. We consider to vote for the related proposal, if it is judged to contribute to protection from impairment of, or enhancement of, the enterprise value, and if not, vote against such proposal.

15.Disclosure

Disclosure of information and constructive dialogue based thereon are important in making proxy voting decisions and investment decisions.

•We generally vote against the proposals where sufficient information to make proxy voting decision is not disclosed.

•We generally vote for the proposals seeking to enhance disclosure of information, if such information is beneficial to shareholders.

•If disclosure of information about financial and non-financial information of the subject company is significantly poor, and if the level of investor relations activities by the management or persons in charge is significantly low, we consider to vote against reelection of the director candidates who are top executives and directors in charge.

16.Conflict of Interest

We abstain from voting proxies of the following companies that are likely to have conflict of interest.

We also abstain from voting proxies with respect to the following investment trusts, etc. that are managed by us or Invesco Group companies, as conflict of interest is likely to arise.

•Companies and investment trusts, etc. that we abstain from voting proxies:

•Invesco Ltd.

•Investment corporations managed by Invesco Global Real Estate Asia Pacific, Inc.

Our proxy voting and stewardship activities are to be reported to Responsible Investment Committee and approved by the Committee. Further, the Compliance Department reviews appropriateness of proxy voting activities from a conflict of interest viewpoint and then reports to Conflict of Interest Committee. Those results are reported to Tokyo's Executive Committee and global Proxy Advisory Committee.

We have developed the Conflict of Interest Control Policy. If any conflict of interest may arise, we work to control conflict of interest so as to protect the interests of clients (investors) and beneficiaries. The Compliance Department is responsible for overseeing company-wide control of conflict of interest. The Compliance Department is independent from investment, sales and marketing department, and shall not receive any command or order from investment, sales and marketing department with respect to the matters concerning compliance with the laws and regulations including the matters concerning conflict of interest.

17.Shareholder Proposals

We vote case-by-case on the shareholder proposals in accordance with the Guidelines along with the company proposals in principle.

DISCLAIMER: The English version is a translation of the original in Japanese for information purposes only. In case of a discrepancy, the Japanese original will prevail. You can download the Japanese version from our website: http://www.invesco.co.jp/footer/proxy.html.

C2019-08-021

Proxy Voting Guidelines

for

Invesco Capital Management LLC

PROXY VOTING GUIDELINES
All funds advised by Invesco Capital Management LLC
Applicable to
("ICM" or the "Adviser") for which it has been delegated
proxy voting authority.
Risk Addressed by Policy	Breach of fiduciary duty to clients under the Investment
Advisers Act of 1940 by placing Invesco's interests ahead of clients' best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Effective Date	June 24, 2014
Last Amended Date	December 12, 2019
I. GENERAL POLICY

ICM has adopted proxy voting policies with respect to securities owned by series for which it serves as investment adviser and has been delegated the authority to vote proxies. ICM's proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

Invesco Ltd. ("Invesco"), the parent to the Adviser, has adopted a global policy statement on corporate governance and proxy voting (the "Global Invesco Policy") (see Exhibit A), which details Invesco's views on governance matters and describes the proxy administration and governance approach. The Adviser will approach proxy constraints according to the Invesco global statement on corporate governance and proxy voting. The Adviser will approach conflicts of interest in accordance with Invesco's global policy statement on corporate governance and proxy voting. The Adviser votes proxies by utilizing the procedures and mechanisms outlined in the Global Invesco Policy, while maintaining specific guidelines for products advised by the Adviser or an affiliate of the Adviser ("Affiliated Funds"), as set forth below:

Overlapping Securities

In instances where both an Affiliated Fund advised by the Adviser and an Affiliated Fund advised by an Invesco Ltd. entity hold an equity security ("Overlapping Securities"), the Adviser will vote proxies in accordance with the recommendation of an Invesco Ltd. adviser based on the comprehensive proxy review and under the Global Invesco Policy. The Global Invesco Policy is overseen by the Invesco Proxy Advisory Committee ("IPAC"), which also orchestrates the review and analysis of the top twenty- five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Global Invesco Proxy Voting Process, the IPAC oversees instances when possible conflicts of interest arise among funds. (Please see the Global Invesco Policy for the detailed conflicts of interest approach.)

In instances where the global proxy administration team does not receive a recommendation in a timely manner, the proxy administration team will automatically vote such ballots in accordance with Invesco's custom guidelines established in Invesco's global proxy voting policy and US guidelines.

Non-Overlapping Securities

In instances where securities are held only by an Affiliated Fund advised by the Adviser and not also by an Invesco Ltd. active equity entity fund, the Adviser will instruct the proxy administration team to vote proxies in accordance with said Invesco custom guidelines implemented by ISS, Invesco's vote execution agent.

2

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or Invesco's custom guidelines (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

II.SPECIAL POLICY

Certain Affiliated Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require such Affiliated Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund's shares. In instances in which an Affiliated Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

3

Proxy Voting Guidelines

for

Invesco Asset Management (India) Pvt. Ltd.

Voting Policy

		Invesco Asset Management (India) Pvt. Ltd.
		Voting Policy
Draft	:	Final
Version	:	7
Effective Date	:	May 9, 2019

Invesco Asset Management (India) Pvt. Ltd.

Voting Policy

A.Preamble

SEBI vide its circular reference no. SEBI/IMD/Cir No.18/198647/2010 dated March 15, 2010 has stated that mutual fund should play an active role in ensuring better corporate governance of listed companies. The said circular stated that the AMCs should disclose their general policies and procedures for exercising the voting rights in respect of shares held by them.

Subsequently, SEBI vide its circular ref. no. CIR/IMD/DF/05/2014 dated March 24, 2014 and SEBI/HO/IMD/DF2/CIR/P/2016/68 dated August 10, 2016 have amended certain provisions of above mentioned circular specifying additional compliance / disclosure requirements with respect to exercise of voting rights by mutual funds.

This policy is drafted in pursuance of SEBI circular dated March 15, 2010 read with March 24, 2014 and August 10, 2016 and provides general philosophy, broad guidelines and procedures for exercising voting rights.

Invesco Asset Management (India) Private Limited ("IAMI") is an Investment Manager to the scheme(s) of Invesco Mutual Fund ("the Fund"). As an investment manager, IAMI has fiduciary responsibility to act in the best interest of unit-holders of the Fund. This responsibility includes exercising voting rights attached to the securities of the companies in which the schemes of the Fund invest. It will be IAMI's endeavor to participate in the voting process (i.e. exercise voting rights) based on the philosophy enunciated in this policy.

B.Philosophy of Voting Policy

Good corporate governance ensures that a corporation is managed keeping in mind the long-term interest of shareholders. Promoting good corporate governance standards forms an integral part of corporate ownership responsibilities.

With this in the forefront, IAMI expects all corporations, in which it invests in, to comply with high corporate governance standards. Accordingly, as the decision to invest is generally an endorsement of sound management practices, IAMI may generally vote with the management of these corporations. However, when IAMI is of the view that the unit holders will be prejudiced by any such proposal, then it may vote against such proposal to protect the interest of unit holders. Also in case of resolutions moved by the shareholders of the company, IAMI will exercise its voting rights in the best interest of its unit holders. In certain circumstances, IAMI may also decide to refrain from voting where it has insufficient information or there is conflict of interest or it does not have a clear stance on the proposal under consideration.

IAMI, as an investment manager, will generally vote in accordance with the Voting Policy. However, it may deviate from the policy if there are particular facts and/or circumstances that warrant for such deviation to protect the interests of unit-holders of the Fund.

C.Conflict of Interest in Exercising Voting Rights

IAMI, under schemes, may invest in the securities of associate/group companies (to the extent permitted under SEBI (Mutual Funds) Regulations, 1996). Further, IAMI is an affiliate of a diverse financial services organization consisting of many affiliates. Moreover IAMI under schemes may invest in securities of companies which have invested in schemes of Invesco Mutual Fund. Such scenarios may lead to a situation creating conflict of interest.

In a situation where an investee company, an affiliate or associate/group company were to approach IAMI with regard to a particular voting decision then such matter will be referred to the Voting Committee.

IAMI will attempt to avoid conflict of interest and will exercise its voting rights in the best interest of the unit-holders. Voting decisions in such cases will be based on merits without any bias and the same parameters will be applied for taking voting decisions as are applied for other companies.

D.Voting Policy Guidelines

The matters regarding, but not limited to, which the IAMI may exercise the voting rights in the Annual General Meeting (AGMs) /Extra Ordinary General Meeting (EGMs)/ Through Postal Ballots/Electronic voting of the investee companies are as follows:

•Corporate governance matters, including changes in the state of incorporation, merger and other corporate restructuring and anti- takeover provisions.

•Changes to capital structure, including increase and decrease of capital and preferred stock issuances.

•Stock option plans and other management compensation issues.

•Social and corporate responsibility issues.

•Appointment and Removal of Directors.

•Any other issue that may affect the interest of the shareholders in general and interest of the unit-holders in particular.

IAMI will exercise voting rights keeping in mind the need to improve economic value of the companies and importance of protecting the interests of unit holders of its schemes but subject to importance of the matter and cost/time implications. The analysts in equity team will make recommendations on key voting issues and same will be approved by the Head of Equity or Fund Manager. In case of conflicts or need for a clearer direction, the matter may be referred to the Voting Committee for its guidance.

E.Voting Committee

As a guiding principle, IAMI shall exercise voting rights solely in the interest of unit holders of the Fund. IAMI has constituted a Voting Committee (VC). The Committee is empowered to provide guidance on the voting matters referred to it, establish voting guidelines and procedures as it may consider necessary and is responsible to ensure that these guidelines and procedures are adhered to and also make changes in the Policy as may be required from time to time. The members of this Committee are as follows:

•CEO / COO/Head - Operations (any one)

•Head of Compliance or Member of compliance team

•Head of Equity or Fund Manager (equity)

•Head of Fixed Income and/ or Fund Managers (fixed income)

•Any other representative as the Committee may co-opt from time to time Broad Guidelines for functioning of Voting Committee are:

1.Voting Committee may record its decisions by circulation including decisions/guidance on voting matters that have been referred to it.

2.Voting Committee may consult with outside experts and other investors on issues as it may deem fit

3.Decisions of Voting Committee should be maintained by compliance

4.Details of voting decisions taken by the Fund Management team will be presented to the Voting Committee/Investment Committee.

5.Voting Committee may review this policy from time to time.

F.Steps (Procedure) in Exercising Voting Rights

The following points outline the key steps in exercising Voting rights:

1)Notification of company AGMs / EGMs and relevant voting items to Fund Management Team.

2)The IAMI shall endeavor to vote for all holdings of the Fund, aggregated for all its schemes, but subject to the importance of the matter and the cost/time implications. The voting will cover all equity holding across all schemes of Invesco Mutual Fund. (except for companies which are held only in arbitrage fund)

3)Custodian will send ballots and or other relevant papers (notice of meeting, proxy form, attendance slips etc.) to IAMI relating to AGM/EGM as soon as it receives.

4)The fund management team is authorized to decide on voting decisions but may refer decisions to the Voting Committee for its guidance/direction.

5)Based on internal discussion within the fund management team, a decision would be arrived at as to whether IAMI should vote on the proposed resolution. Routine matters and ordinary resolutions like adoption of financials (unless there are significant auditor qualifications), dividend declaration, general updating/corrective amendments to the Articles of Association would also be considered for voting purpose. However IAMI may on a case to case basis, not vote on such resolutions, if it deems fit to do so.

6)Proposed resolutions would be discussed within the fund management team and decision would be taken on whether to vote ("for"/ "against") or "abstain" from voting. IAMI may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value and/or matters for which disclosure is inadequate. For the remaining proposals, IAMI would vote either "for" or "against" based on overall merits and demerits of the proposed resolution. IAMI will generally support and vote "for" proposals which are likely to result in maximizing long-term investment returns for unit holders. IAMI would not support and will vote "against" proposals that appear to be detrimental to the company financials / interest of the minority shareholders or which would adversely impact shareholders' value.

7)IAMI may exercise its voting rights by authorizing its own executives/authorized representative to attend the AGM/EGM or may instruct the Custodian to exercise voting rights in accordance with the instructions of IAMI.

8)IAMI may exercise its voting rights through Postal Ballot or may use Electronic voting mechanism, wherever available, either through its own executives or by authorizing the Custodian. The records of voting exercised through Postal Ballot will be maintained by IAMI.

9)IAMI may utilize the services of third party professional agencies for getting in-depth analyses of proposals and vote recommendations. However, the recommendations of the third party agencies will be non-binding in nature. IAMI will perform due diligence on proxy voting advisory firms at the time of initial selection as well as at the time of renewal of services of the proxy voting. The due diligence will be carried out on parameters viz. resource strength, Companies under coverage, extent of institutional ownership, depth of analysis, quality of advice / recommendations, analyst access & support, timely availability of reports, composition of board of directors, advisory board and top management, web-based interface platform and clientele.

10)The rationale supporting each voting decision (For, Against and Abstain) will be recorded and such records will be retained for number of years (currently 8 years) as may be required under the SEBI (Mutual Funds) Regulations, 1996 from time to time.

G.Disclosures

The disclosures of voting rights exercised are as follows:

•Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) on a quarterly basis in the prescribed format within the stipulated timelines as prescribed by SEBI from time to time.

•Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis in the prescribed format and the same will also be disclosed in Annual Report of the schemes of the Fund.

•Summary on actual exercise of votes cast and its break-up in terms of total number of votes cast in favor, against or abstained will also be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis.

H.Certification/Confirmation

•On an annual basis, IAMI will obtain a certification from scrutinizer (in terms of Rule 20 (3) (ix) of Companies (Management and Administration) Rules, 2014) on voting reports and the same will be placed before the Boards of AMC and Trustee. The scrutinizer's certificate will form part of Annual Report and will also be uploaded on the website of IAMI (www.invescomutualfund.com).

•A confirmation shall also be submitted by Trustees in its half yearly report to SEBI that IAMI have voted on important decisions affecting interests of unitholders.

I.Review

The Board of Directors of IAMI and Trustees shall review and ensure that IAMI have voted on important decisions affecting interests of unitholders and the rationale recorded for vote decision is prudent and adequate.

References of SEBI Circular:

Sr. #	Circular Number	Date
1.	SEBI/IMD/CIR No 18 / 198647 /2010	March 15, 2010
2.	E-mail from SEBI	June 23, 2011
3.	CIR/IMD/DF/05/2014	March 24, 2014
4.	SEBI/HO/IMD/DF2/CIR/P/2016/68	August 10, 2016

The Voting Policy of Invesco Mutual Fund was initially approved by the Board of Directors Invesco Asset Management (India) Private Limited and Invesco Trustee Private Limited in their respective meetings held on September 16, 2010. The Voting Policy (Version 3) amended pursuant to SEBI Circular dated March 24, 2014 was approved in Board meetings of Invesco Asset Management (India) Private Limited and Invesco Trustee Private Limited held on May 22, 2014 and May 23, 2014, respectively.

The Voting Policy will be available on the website of the fund (www.invescomutualfund.com) and link will be provided on the home page.

Date of Review: May 9, 2019

Next Date of Review: On or before May 31, 2020

Noted for Implementation:
Taher Badshah	Sujoy Das	Suresh Jakhotiya
Head - Equity	Head - Fixed Income	Head - Compliance & Risk
Neelesh Dhamnaskar	Kavita Bhanej
Fund Manager	Vice President - Operations
Noted:
Saurabh Nanavati			Ketan Ugrankar
Chief Executive Officer			COO & CFO
Version History:
Version	Date	Description	Initiator	Approved by

1.0	September 2, 2010	Initial Adoption of Voting Policy	Suresh Jakhotiya	Board of Religare Invesco AMC and
Trustees at board meetings held on
September 16, 2010.
2.0	June 28, 2011	Policy amended pursuant to SEBI	Suresh Jakhotiya	Board of Religare Invesco AMC and
		e-mail dated June 23, 2011		Trustees at board meetings held on
July 13, 2011.
3.0	May 23, 2014	Policy amended pursuant to SEBI	Suresh Jakhotiya	Board of Religare Invesco AMC and
		circular dated March 24, 2014		Trustees at board meetings held on
May 22, 2014 and May 23, 2014
respectively.
3.1	July 5, 2016	Names of AMC and Trustee	Suresh Jakhotiya	N.A.

Company were changed to reflect new names and logo was changed

4	November 18, 2016	Amended Policy pursuant to SEBI	Suresh Jakhotiya	Board	of	IAMI &	ITPL	at	their
		circular dated August 10, 2016 and for		meetings held on November 18, 2016
		the purpose of IAMI's application to		and November 25, 2016 respectively.
SEC for registration as an advisor.
5	May 5, 2017	Reviewed and no changes to be made	Suresh Jakhotiya			N.A.
6	May 31, 2018	Changes in the voting policy	Suresh Jakhotiya	Board	of	IAMI &	ITPL	at	their
		guidelines.		meetings held on
7	May 9, 2019	Reviewed and changes made w.r.t	Suresh Jakhotiya	Will be placed before the Board of
		voting for holdings in arbitrage fund		IAMI and ITC for noting at their
forthcoming meetings

APPENDIX F

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 9, 2020.

Invesco V.I. American Franchise Fund

		Series I Shares	Series II Shares

Name and Address of Principal Holder		Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
ATTN: Financial Control – CIGNA			—
P.O. Box 94210
Palatine, IL	60094-4210
Allstate Life Insurance Company
GLAC Proprietary			—
Financial Control Unit

P.O. Box 94210
Palatine, IL	60094-4210
Allstate Life Insurance Company
P.O. Box 94210
Palatine, IL	60094-4210
Anchor National Life Insurance Co.
Var. Sep. Acct. & Var. Ann. Acct. Seven		—	25.48%
2727-A Allen Parkway, 4-D1

ATTN: Variable Annuity Accounting
Houston, TX 77019-2107
IDS Life Insurance Co.
222 AXP Financial Ctr.
Minneapolis, MN 55474-0002
Lincoln Life Flexible Premium
Variable Life		6.01%	—
1300 Clinton St., Mail Stop 4C01
Fort Wayne, IN 46802-3506
Talcott Resolution Life & Annuity		8.16%	—
P.O. Box 5051

Hartford, CT	06102-5051
VOYA Ret. Ins. & Annuity Co.		8.94%	—
One Orange Way B3N

Windsor, CT 06095-4773
		F-1

Invesco V.I. American Value Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Ins. Company – NB		—
P.O. Box 94210

Palatine, IL 60094-4210
Allstate Life Insurance Co.
ATTN: Financial Control	—
3100 Sanders Rd.
Northbrook, IL 60062-7154
Allstate Life Insurance Co. (A)
ATTN: Accounting COE		—
P.O. Box 94210
Palatine, IL 60094-4210
Allstate Life Insurance Co. (B)
ATTN: Accounting COE		—
P.O. Box 94210
Palatine, IL 60094-4210
Annuity Investors Life Insurance Co.
Mail Drop GAT-14N		—
P.O. Box 5423
Cincinnati, OH 45201-5423
Minnesota Life Insurance Company
Attn: A6-4105	—	5.19%
400 Robert St. N., Ste. A
Saint Paul, MN 55101-2099
NYLIAC
ATTN: Ashesh Upadhyay
Nylim Center
30 Hudson St.
Jersey City, NJ 07302-4600
Protective Life Insurance Co.
Variable Annuity Separate Account	—	28.56%
ATTN: Tom Barrett

P.O. Box 10648
Birmingham, AL 35202-0648
Talcott Resolution Life & Annuity	17.65%	7.01%
P.O. Box 5051

Hartford, CT 06102-5051
Invesco V.I. Balanced-Risk Allocation Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of
Record

Nationwide Life Insurance Co.
NWPP	51.37%	—
c/o IPO Portfolio Accounting

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of
		Record

P.O. Box 182029
Columbus, OH 43218-2029

Nationwide Life & Annuity Ins. Co.
NWVL-G
c/o IPO Portfolio Accounting	16.60%	—
P.O. Box 182029
Columbus, OH 43218-2029

Ohio National Life Insurance Company
FBO ITS Separate Accounts	—	44.22%
1 Financial Way

Cincinnati, OH 45242-5800

Pacific Select Variable Annuity
700 Newport Center Dr.	—	32.78%
Newport Beach, CA 92660-6307

Protective Life Variable Annuity
Investment Products Services
Protective Life Insurance Company	—	7.81%
P.O. Box 10648
Birmingham, AL 35202-0648

Talcott Resolution Life & Annuity
Separate Account	17.96%	—
P.O. Box 5051

Hartford, CT 06102-5051

Invesco V.I. Comstock Fund

	Series I Shares	Series II Shares

		Percentage Owned of
Name and Address of Principal Holder	Percentage Owned of Record	Record
Allstate Life Insurance Company		—
P.O. Box 94210

Palatine, IL 60094-4210
Anchor National Life Insurance Co.
Variable Separate Account &
Variable Annuity Account Seven	—	47.01%
ATTN: Variable Annuity Accounting
2727-A Allen Parkway, 4-D1
Houston, TX 77019-2107
Annuity Investors Life Insurance Co.
Mail Drop GAT-14N	6.24%	—
P.O. Box 5423
Cincinnati, OH 45201-5423
IDS Life Insurance Company	—
1497 AXP Financial Center

Minneapolis, MN 55474-0014

	Series I Shares	Series II Shares

Percentage Owned of
Name and Address of Principal Holder	Percentage Owned of Record	Record
Minnesota Life Insurance Company	—
400 Robert St. N

St. Paul, MN 55101-2099
Protective Life Variable Annuity
Investment Products Services
Protective Life Insurance Company
P.O. Box 10648
Birmingham, AL 35202-0648
Protective Premier Var. Univ. Life
Investment Products Services		—
Protective Life Insurance Company

P.O. Box 10648
Birmingham, AL 35202-0648
Transamerica Life Ins. Co.
ML Life VA Sep. Acct. A	38.01%	—
4333 Edgewood Rd. NE

MS 4410
Cedar Rapids, IA 52499-0001
Invesco V.I. Core Equity Fund
	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of
		Record

Allstate Life Insurance Co.
C/O Prudential Annuities
Separate Accts.	—	5.81%
213 Washington St.

Mailstop NJ 02-07-01
Newark, NJ 07102-2917

GE Life and Annuity Assurance Co.
GE Choice 150BP
Attn: Variable Accounting	13.53%	—
6610 West Broad St.
Richmond, VA 23230-1702

IDS Life Insurance Company
222 AXP Financial Ctr.	20.29%	—
Minneapolis, MN 55474-0002

Lincoln National Life Ins. Company
Attn: Shirley Smith	—	6.04%
1300 S. Clinton St.

Fort Wayne, In 46802-3506

Principal Life Insurance Co. Cust.
FBO Principal Executive - Variable Universal Life II
Attn: Individual Life Accounting	—	9.46%
711 High St.
Des Moines, IA 50392-0001

	F-4

	Series I Shares	Series II Shares

		Percentage Owned of
Name and Address of Principal Holder	Percentage Owned of Record	Record
Principal Life Insurance Co. Cust.
FBO Principal Individual - Variable Universal Life
Accumulator II	—	16.21%
711 High St. # G-012-S41
Des Moines, IA 50392-0001

Principal Life Insurance Co. Cust.
FBO Principal Variable Universal Life Income
Attn: Individual Life Accounting	—	14.89%
711 High St.
Des Moines, IA 50392-0001

Pruco Life Insurance Company
Attn: Separate Accts. Trade Confirms	7.31%	—
213 Washington St., Fl. 7

Newark, NJ 07102-2992

Talcott Resolution Life & Annuity
P.O. Box 5051	9.88%	19.11%
Hartford, CT 06102-5051

Voya Retirement Insurance and Annuity Company
One Orange Way B3N	6.40%	—
Windsor, CT 06095-4773

Invesco V.I. Core Plus Bond Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of
		Record

Allstate Life Insurance Co.
Attn: Financial Control - Cigna	8.42%	—
P.O. Box 94210

Palatine, IL 60094-4210

Allstate Life Insurance Company
GLAC Proprietary
Financial Control Unit	12.71%	—
P.O. Box 94210
Palatine, IL 60094-4210

Allstate Life Insurance Company
GLAC VA1
Financial Control Unit	6.45%	—
P.O. Box 94210
Palatine, IL 60094-4210

Allstate Life Insurance Co.
GLAC VA3
Financial Control Unit	—	96.72%
P.O. Box 94210
Palatine, IL 60094-4210

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of
		Record

Jefferson National Insurance Company
10350 Ormsby Park Pl., Ste. 600	50.38%	—
Louisville, KY 40223-6175

Lincoln Life Flexible Premium
Variable Life
1300 Clinton St.	6.38%	—
Mail Stop 4C01
Fort Wayne, IN 46802-3506

Invesco V.I. Diversified Dividend Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
c/o Product Valuation
One Security Benefit Place
Topeka, KS 66636-1000
American Skandia Life Assurance Co.
Variable Account / SAQ	6.75%	—
P.O. Box 883

1 Corporate Dr.
Shelton, CT 06484-0883
AXA Equitable Life Insurance Co.	—
1290 Avenue of the Americas

New York, NY 10019
AXA Equitable Life Insurance Company	—	28.64%
1290 Avenue of the Americas

New York, NY 10104-1472
AXA Equitable Life Insurance Co.	—	7.50%
1290 Avenue of the Americas 11.022

New York, NY 10104-1472
IDS Life Insurance Company
1497 AXP Financial Center
Minneapolis, MN 55474-0014
Jefferson National Life Insurance		—
10350 Ormsby Park Pl., Ste. 600

Louisville, KY 40223-6175
Lincoln Life Flexible Premium Variable Life Acct.
1300 Clinton St.	—	8.15%
Mail Stop 4C01
Fort Wayne, IN 46802-3506
Mass Mutual Life Ins. Co.	—
1295 State Street MIP C105

Springfield, MA 01111-0001
Talcott Resolution Life & Annuity		—
P.O. Box 5051

Hartford, CT 06102-5051
Invesco V.I. Equally-Weighted S&P 500 Fund
	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Lincoln Life & Annuity Flex
Premium Variable Life Account M	—	5.50%
Attn: Mutual Fund VAL Area 6H-02

1300 South Clinton Street
Fort Wayne, IN 46802-3506
	F-7

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Lincoln Life Flexible Premium
Variable Life Acct.	16.77%	79.80%
1300 Clinton St.

Mail Stop 4C01
Fort Wayne, IN 46802-3506
Nationwide Life Insurance Co.
c/o IPO Portfolio Accounting	—	5.08%
P.O. Box 182029
Columbus, OH 43218-2029
Talcott Resolution Life & Annuity	68.25%	8.74%
P.O. Box 5051

Hartford, CT 06102-5051
Talcott Resolution Life Ins. Co.	9.94%	—
P.O. Box 5051

Hartford, CT 06102-5051
Talcott Resolution Life & Annuity
Separate Account	5.04%	—
P.O. Box 5051
Hartford, CT 06102-5051

Invesco V.I. Equity and Income Fund

		Series I Shares	Series II Shares

Name and Address of Principal Holder		Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
c/o Product Valuation		17.08%	—
Financial Control Unit

P.O. Box 94210
Palatine, IL	60094-4210
Allstate Life Insurance Co.
GLAC AIM VA1 and SPVL - VL		7.18%	—
Financial Control Unit

P.O. Box 94210
Palatine, IL	60094-4210
Allstate Life Insurance Company
GLAC Proprietary		15.44%	—
Financial Control Unit

P.O. Box 94210
Palatine, IL	60094-4210
Delaware Life Insurance Company
SC 3241		—	8.47%
1601 Trapelo Rd., Ste. 30
Waltham, MA 02451-7360
Jefferson National Insurance Company		24.70%	—
10350 Ormsby Park Pl., Ste. 600

Louisville, KY 40223-6175

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Metlife Investors USA Insurance Co.
Metlife Investors USA Sep. Accounts	—
Attn: Terrence Santry

1 Financial Ctr., Fl. 20
Boston, MA 02111-2694
Protective Life Insurance Co.
Variable Annuity Separate Account	—
Attn: Tom Barrett

P.O. Box 10648
Birmingham, AL 35202-0648
Talcott Resolution Life & Annuity	18.46%	—
P.O. Box 5051

Hartford, CT 06102-5051

Invesco V.I. Global Core Equity Fund

		Series I Shares	Series II Shares

Name and Address of Principal Holder		Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
c/o Product Valuation
Financial Control Unit
P.O. Box 94210
Palatine, IL 60094-4210
Ameritas Life Insurance Corp.
Ameritas Variable Separate
Account VA2			—
ATTN: Variable Trades
5900 O Street
Lincoln, NE 68510-2234
Empire Fidelity Investments Life Insurance
Company		10.15%	—
100 Salem St. #O2N
Smithfield, RI	02917-1234
Fidelity Investments Life
Insurance Company			—
100 Salem St. # O2N
Smithfield, RI	02917-1234

Invesco V.I. Global Real Estate Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Annuity Investors Life Insurance
Mail Drop GAT-14N	—
P.O. Box 5423
Cincinnati, Oh 45201-5423
Cuna Mutual Variable Annuity Account	—	17.45%
200 Heritage Way

Waverly, IA 50677-9208
Great West Life & Annuity Ins. Co.
COLI VUL-7 Series Account		—
8515 E. Orchard Rd. #2T2
Greenwood Vl., CO 80111-5002
Jefferson National Life Insurance		—
10350 Ormsby Park Pl., Ste. 600

Louisville, Ky 40223-6175
Nationwide Life Ins. Co. NWPP
C/O IPO Portfolio Accounting		—
P. O. Box 182029
Columbus, Oh 43218-2029
NYLIAC
Attn: Ashesh Upadhyay		—
30 Hudson St.
Jersey City, NJ 07302-4600
Pacific Select Variable Annuity	—
700 Newport Center Dr.

Newport Beach, CA 92660-6307
Protective Life Variable Annuity
Investment Products Services	—
Protective Life Insurance Company

P.O. Box 10648
Birmingham, AL 35202-0648
Security Benefit Life
Variable Annuity Account XIV		—
1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Separate Account A of Pacific Life and Annuity
Company	—
700 Newport Center Dr.
Newport Beach, CA 92660-6307
Invesco V.I. Government Money Market Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Jefferson National Life Insurance	61.59%	—
10350 Ormsby Park Pl., Ste. 600

Louisville, KY 40223-6175
Security Benefit Life
Variable Annuity Account XIV	—	39.16%
1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Security Benefit Life
Variflex Q Omni	—	9.36%
1 SW Security Benefit Pl., Ste. 100
Topeka, KS 66606-2542
Talcott Resolution Life & Annuity	22.35%	38.08%
P.O. Box 5051

Hartford, CT 06102-5051
Talcott Resolution Life Ins. Co.	10.89%	9.90%
P.O. Box 5051

Hartford, CT 06102-5051
Security Benefit Life
Variflex Q OMNI	—	9.36%
1 SW Security Benefit Pl., Ste. 100
Topeka, Ks 66606-2532
Invesco V.I. Government Securities Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
CUNA Mutual Variable Annuity Account	—	6.44%
2000 Heritage Way

Waverly, IA 50677-9208
Jefferson National Insurance Company	5.71%	—
10350 Ormsby Park Pl., Ste. 600

Louisville, KY 40223-6175
Protective Life Variable Annuity
Investment Products Services	—	68.79%
Protective Life Insurance Company

P.O. Box 10648
Birmingham, AL 35202-0648
Security Benefit Life Insurance
SBL Variable Annuity Account XIV	—	9.76%
Attn: Finance Department

1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Talcott Resolution Life & Annuity	58.52%	—
P.O. Box 5051

Hartford, CT 06102-5051

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Talcott Resolution Life Ins. Co.	25.81%	—
P.O. Box 5051

Hartford, CT 06102-5051

Invesco V.I. Growth and Income Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
American General Life Insurance
Company AGL VL-R	5.71%	—
2929 Allen Parkway, Suite A6-20
Houston, TX 77019-7117
Anchor National Life Insurance Co.
Variable Separate Account &
Variable Annuity Account Seven	—	56.68%
Attn: Variable Annuity Accounting
2727-A Allen Parkway, 4-D1
Houston, TX 77019-2107
Nationwide Life Insurance Company
NWPP	10.37%	—
c/o IPO Portfolio Accounting

P.O. Box 182029
Columbus, OH 43218-2029
Protective Life Variable Annuity
Investment Products Services	15.63%	27.03%
Protective Life Insurance Company

P.O. Box 10648
Birmingham, AL 35202-0648
Protective Premier Var. Univ. Life
Investment Products Services	24.22%	—
Protective Life Insurance Company

P.O. Box 10648
Birmingham, AL 35202-0648
Pruco Life Insurance Co.
Attn: Separate Accts. Trade Confirms	14.00%	—
213 Washington St., Fl. 7
Newark, NJ 07102-2917
Talcott Resolution Life & Annuity	—	5.18%
P.O. Box 5051

Hartford, CT 06102-5051
Invesco V.I. Health Care Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
AXA Equitable Life Insurance Company	—	11.46%
1290 Avenue of the Americas

New York, NY 10104-0101
CM Life Insurance Co.
Fund Operations/N255	6.88%	—
1295 State St.
Springfield, MA 01111-0001
Commonwealth Annuity and Life Insurance
Company	7.62%	—
P.O. Box 758550
Topeka, KS 66675-8550
IDS Life Insurance Company	—	61.12%
222 AXP Financial Ctr.

Minneapolis, MN 55474-0002
Mass Mutual Life Ins. Co.	10.50%	18.53%
1295 State Street MIP C105

Springfield, MA 01111-0001
Prudential Annuities Life Assurance
Attn: Separate Accts. Trade Confirms	17.94%	—
P.O. Box 883

1 Corporate Dr.
Shelton, CT 06484-0883
Security Benefit Life
Variable Annuity Account XIV	5.63%	—
1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Invesco V.I. High Yield Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
c/o Product Valuation	16.40%	5.24%
One Security Benefit Place
Topeka, KS 66636-1000
Allstate Life Insurance Company
GLAC Proprietary	5.36%	—
Financial Control Unit

P.O. Box 94210
Palatine, IL 60094-4210
AXA Equitable Life Insurance Company	—	43.61%
1290 Avenue of the Americas

New York, NY 10019

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
AXA Equitable Life Insurance Co.	—	49.49%
1290 Avenue of the Americas

New York, NY 10104-1472
Great West Life & Annuity Ins. Co.
COLI VUL-7 Series Account	5.77%	—
8515 E. Orchard Rd. # 2T2
Greenwood Village, CO 80111-5002
Jefferson National Life Insurance	8.59%	—
10350 Ormsby Park Pl., Ste. 600

Louisville, KY 40223-6175
Talcott Resolution Life & Annuity	13.88%	—
P.O. Box 5051

Harford, CT 06102-5051
Invesco V.I. International Growth Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
IDS Life Insurance Company	—	8.09%
222 AXP Financial Ctr.

Minneapolis, MN 55474-0002
Lincoln National Life Ins. Company	13.35%	8.21%
1300 S. Clinton St.

Fort Wayne, IN 46802-3506
Met Life Annuity Operations
Security First Life Separate Acct.	—	24.16%
Attn: Shar Nevenhoven CPA

4700 Westown PlSY, Ste. 200
West Des Moines, IA 50266
Nationwide Life Insurance Co. NWPP
C/O IPO Portfolio Accounting	7.98%	—
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Life Insurance Co. NWVLI4
C/O IPO Portfolio Accounting	7.25%	—
P.O. Box 182029
Columbus, OH 43218-2029
NYLIAC
Attn: Ashesh Upadhyay	9.21%	22.86%
30 Hudson St.
Jersey City, NJ 07032-4600
Ohio National Life Ins. Company
FBO Its Separate Accounts	—	7.00%
1 Financial Way
Cincinnati, OH 45242-5800

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Talcott Resolution Life & Annuity	12.70%	—
P.O. Box 5051

Hartford, CT 06102-5051
Invesco V.I. Managed Volatility Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
GLAC VA3	—	5.90%
Financial Control Unit

P.O. Box 94210
Palatine, IL 60094-4210
Allstate Life Insurance Company
GLAC Proprietary	11.80%	—
Financial Control Unit

P.O. Box 94210
Palatine, IL 60094-4210
American National Group Unallocated	6.55%	—
1 Moody Plaza.

Galveston, TX 77550-7947
American National
Wealthquest III VUL	6.59%	—
1 Moody Plaza

8th Fl. Control Dept.
Galveston, TX 77550-7947
Annuity Investors Life Insurance
Mail Drop GAT-14N	—	83.00%
P.O. Box 5423
Cincinnati, OH 45201-5423
Commonwealth Annuity Service Center	12.26%	—
P.O. Box 758550

Topeka, KS 66675-8550
Security Benefit Life
Variable Annuity Account XIV	—	7.22%
1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Zurich American Life Insurance Co.
Attn: Investment Accounting LL-2W	17.36%	—
P.O. Box 19097
Greenville, SC 29602-9097
Zurich American Life Insurance Co.
Variable Separate Account	5.51%	—
2500 Westfield Dr.
Elgin, IL 60124-7700

Invesco V.I. Mid Cap Core Equity Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
AXA Equitable Life Insurance Co.	—	27.93%
1290 Avenue of the Americas

New York, NY 10104-1472
AXA Equitable Life Insurance Company	—	14.19%
1290 Avenue of the Americas

New York, NY 10019
Nationwide Life Insurance Co.
NWVAII	—	17.85%
c/o IPO Portfolio Accounting

P.O. Box 182029
Columbus, OH 43218-2029
Security Benefit Life
Variable Annuity Account XIV	—	11.69%
1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Talcott Resolution Life & Annuity	55.42%	—
P.O. Box 5051

Hartford, CT 06102-5051
Talcott Resolution Life & Annuity
Separate Account	8.04%	—
P.O. Box 5051
Hartford, CT 06102-5051
Talcott Resolution Life Ins. Co.	15.90%	—
P.O. Box 5051

Hartford, CT 06102-5051
Invesco V.I. S&P 500 Index Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
c/o Product Valuation	89.30%	87.88%
One Security Benefit Place
Topeka, KS 66636-1000
Allstate Life Insurance Co. of NY
c/o Product Valuation	6.73%	—
5801 SW 6th Ave.
Topeka, KS 66636-1001
MetLife Insurance Co. (MIC)
Attn: Patricia Murphy	—	7.11%
P.O. Box 990027
Hartford, CT 06199-0027

Invesco V.I. Small Cap Equity Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Annuity Investors Life Insurance Co.
Mail Drop GAT-14N	5.19%	—
P.O. Box 5423
Cincinnati, OH 45201-5423
AXA Equitable Life Insurance Co.	—	11.75%
1290 Avenue of the Americas

New York, NY 10104-1472
AXA Equitable Life Insurance Company	—	24.62%
1290 Avenue of the Americas

New York, NY 10019
AXA Equitable Life Insurance Company	—	6.66%
1290 Avenue of the Americas 11.022

New York, NY 10104-1472
Cuna Mutual Variable Life Insurance
Attn: Variable Products Finance	8.32%	—
2000 Heritage Way
Waverly, IA 50677-9208
Minnesota Life Insurance Co.	—	23.87%
400 Robert St. N

St. Paul, MN 55101-2099
Protective Life Variable Annuity
Investment Products Services	—	10.71%
Protective Life Insurance Company

P.O. Box 10648
Birmingham, AL 35202-0648
Talcott Resolution Life & Annuity	38.03%	13.68%
P.O. Box 5051

Hartford, CT 06102-5051
Talcott Resolution Life & Annuity
Separate Account	11.11%	—
P.O. Box 5051
Hartford, CT 06102-5051
Talcott Resolution Life Ins. Co.	13.21%	—
P.O. Box 5051

Hartford, CT 06102-5051

Invesco V.I. Technology Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
IDS Life Insurance Company	29.23%	—
222 AXP Financial Ctr.

Minneapolis, MN 55474-0002
Mass Mutual Life Ins. Co.	9.80%	99.73%
1295 State Street MIP C105

Springfield, MA 01111-0001
Prudential Annuities Life Assurance
Attn: Separate Accts. Trade Confirms	16.25%	—
P.O. Box 883

1 Corporate Dr.
Shelton, CT 06484-0883
Invesco V.I. Value Opportunities Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co.
Aim VI-AIM VA3	—	10.79%
Financial Control Unit

P.O. Box 94210
Palatine, IL 60094-4210
Allstate Life Insurance Co.
c/o Prudential Annuities
Separate Accounts	—	6.46%
213 Washington St.
Mailstop NJ 02-07-01
Newark, NJ 07102-2917
Allstate Life Insurance Company
GLAC Proprietary	6.75%	—
Financial Control Unit

P.O. Box 94210
Palatine, IL 60094-4210
American Enterprise Life Ins. Co.	—	29.29%
1497 AX Financial Ctr.

Minneapolis, MN 55474-0014
GE Life and Annuity Assurance Co.
Variable Extra Credit	—	20.50%
Attn: Variable Accounting

6610 W. Broad St.
Richmond, VA 23230-1702
Lincoln Benefit Life	8.53%	—
P.O. Box 94210

Palatine, IL 60094-4210

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Principal Life Insurance Co. Cust.
FBO Principal Executive Plus Variable Annuity	5.42%	—
Attn: Individual Life Accounting

711 High St.
Des Moines, IA 50392-0001
Security Benefit Life
Variable Annuity Account XIV	—	11.67%
1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Security Benefit Life
Variflex Q Navisys	—	5.62%
1 SW Security Benefit Pl.
Topeka, KS 66636-1000
Talcott Resolution Life & Annuity	48.35%	—
P.O. Box 5051

Hartford, CT 06102-5051
Talcott Resolution Life Ins. Co.	18.69%	—
P.O. Box 5051

Hartford, CT 06102-5051

Management Ownership

As of April 9, 2020, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

APPENDIX G

MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

		2019			2018			2017

Fund Name			Net			Net			Net
	Mgmt	Mgmt	Mgmt	Mgmt	Mgmt	Mgmt	Mgmt	Mgmt	Mgmt
	Fee	Fee	Fees	Fee	Fee	Fees	Fee	Fee	Fees
	Payable	Waivers	Paid	Payable	Waivers	Paid	Payable	Waivers	Paid
Invesco V.I. American Franchise Fund	$4,121,428	$(2,980)	$4,118,448	$4,389,714	$(1,483)	$4,388,231	$4,328,605	$(2,504)	$4,326,101
Invesco V.I. American Value Fund	2,080,038	(7,877)	2,072,161	2,500,751	(9,219)	2,491,532	2,792,231	(14,950)	2,777,281
Invesco V.I. Balanced-Risk Allocation Fund	9,430,812	(4,741,689)	4,689,123	10,267,998	(5,003,680)	5,264,318	10,822,792	(5,103,040)	5,719,752
Invesco V.I. Comstock Fund	7,880,253	(83,440)	7,796,813	9,403,039	(80,376)	9,322,663	10,554,476	(54,344)	10,500,132
Invesco V.I. Core Equity Fund	5,510,639	(18,396)	5,492,243	6,532,746	(99,125)	6,433,621	7,557,806	(155,469)	7,402,337
Invesco V.I. Core Plus Bond Fund	95,502	(95,502)	-	80,792	(80,792)	-	79,181	(79,181)	-
Invesco V.I. Diversified Dividend Fund	2,525,977	(35,912)	2,490,065	2,918,704	(63,163)	2,855,541	3,134,430	(97,940)	3,036,490

Invesco V.I. Equally-Weighted S&P 500 Fund	288,739	(5,165)	283,574	315,675	(3,992)	311,683	240,373	(3,433)	236,940
Invesco V.I. Equity and Income Fund	4,891,556	(85,135)	4,806,421	5,547,264	(79,205)	5,468,059	5,688,222	(95,906)	5,592,316
Invesco V.I. Global Core Equity Fund	460,556	(293)	460,263	535,099	(1,298)	533,801	540,127	(469)	539,658
Invesco V.I. Global Real Estate Fund	1,391,610	(2,990)	1,388,620	2,616,219	(3,306)	2,612,913	2,967,717	(5,001)	2,962,716
Invesco V.I. Government Money Market Fund	1,116,208	-	1,116,208	1,187,537	-	1,187,537	1,071,836	(2,159)	1,069,677
Invesco V.I. Government Securities Fund	2,170,512	(4,102)	2,166,410	2,365,820	(5,944)	2,359,876	2,607,686	(7,917)	2,599,769
Invesco V.I. Growth and Income Fund	8,704,724	(85,922)	8,618,802	10,183,763	(57,671)	10,126,092	11,147,816	(53,761)	11,094,055
Invesco V.I. Health Care Fund	1,505,765	(4,841)	1,500,924	1,541,974	(6,505)	1,535,469	1,654,617	(4,890)	1,649,727
Invesco V.I. High Yield Fund	947,906	(8,211)	939,695	1,096,482	(5,004)	1,091,478	1,168,242	(16,777)	1,151,465
Invesco V.I. International Growth Fund	10,096,407	(63,247)	10,033,160	12,383,862	(100,543)	12,283,319	13,768,252	(167,752)	13,600,500
Invesco V.I. Managed Volatility Fund	222,843	(2,546)	220,297	253,776	(2,393)	251,383	296,522	(2,447)	294,075
Invesco V.I. Mid Cap Core Equity Fund	1,742,463	(36,831)	1,705,632	1,990,015	(68,722)	1,921,293	2,400,909	(71,534)	2,329,375
Invesco V.I. S&P 500 Index Fund	104,132	(1,057)	103,075	106,852	(1,431)	105,421	108,507	(1,075)	107,432
Invesco V.I. Small Cap Equity Fund	1,846,907	(9,439)	1,837,468	2,163,296	(6,698)	2,156,598	2,256,696	(5,324)	2,251,372
Invesco V.I. Technology Fund	984,595	(1,657)	982,938	1,023,053	(2,389)	1,020,664	862,140	(1,311)	860,829
Invesco V.I. Value Opportunities Fund	627,946	(3,464)	624,482	744,676	(2,306)	742,370	917,797	(3,717)	914,080

G-1

APPENDIX H

PORTFOLIO MANAGERS

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco's portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The 'Investments' chart reflects the portfolio managers' investments in the Fund(s) that they manage and includes investments in the Fund's shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager's immediate family members sharing the same household). The 'Assets Managed' chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Investments

The following information is as of December 31, 2019 (unless otherwise noted):

Dollar Range
Portfolio Managers	of Investments
in the Fund
Invesco V.I. American Franchise Fund
Erik Voss	None1
Ido Cohen	None1
Invesco V.I. American Value Fund
Jeffrey Vancavage	None

Invesco V.I. Balanced-Risk Allocation Fund
Mark Ahnrud	None1
Chris Devine	None1
Scott Hixon	None1
Christian Ulrich	None1
Scott Wolle	None1
Invesco V.I. Comstock Fund
Devin Armstrong	None1
Charles DyReyes	None1
Kevin Holt	None1
James Warwick	None1
Invesco V.I. Core Equity Fund
Manind ("Mani") Govil	None

Paul Larson	None

Benjamin Ram	None

1 The portfolio manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

Dollar Range
Portfolio Managers	of Investments
in the Fund
Invesco V.I. Core Plus Bond Fund
Matthew Brill	None1
Chuck Burge	None1
Michael Hyman	None1
Joseph Portera	None1
Scott Roberts	None

Invesco V.I. Diversified Dividend Fund
Robert Botard	None1
Kristy Bradshaw	None1
Christopher McMeans	None1
Meggan Walsh	None1
Invesco V.I. Equally-Weighted S&P 500 Fund
Anthony Munchak	None1
Glen Murphy	None1
Francis Orlando	None1
Daniel Tsai	None

Invesco V.I. Equity and Income Fund
Chuck Burge	None1
Brian Jurkash	None1
Sergio Marcheli	None1
Matthew Titus	None1
Invesco V.I. Global Core Equity Fund
Erik Esselink	None1
Jeff Everett	None1
Marty Steinik	None1
Invesco V.I. Global Real Estate Fund
Mark Blackburn	None1
James Cowen2	None1
Paul Curbo	None1
Grant Jackson	None1
Joe Rodriguez, Jr.	None1
Darin Turner	None1
Ping-Ying Wang	None1
Invesco V.I. Government Securities Fund
Clint Dudley	None

Noelle Corum	None
Invesco V.I. Growth and Income Fund
Brian Jurkash	None1
Sergio Marcheli	None1
Matthew Titus	None1

2 Shares of the Fund are not sold in England, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

Dollar Range
Portfolio Managers	of Investments
in the Fund
Invesco V.I. Health Care Fund
Henry Wu	None1
Invesco V.I. High Yield Fund
Andrew Geryol	None1
Joseph Portera	None1
Scott Roberts	None1
Invesco V.I. International Growth Fund
Brent Bates	None1
Matthew Dennis	None1
Mark Jason	None1
Richard Nield	None1
Clas Olsson	None1
Invesco V.I. Managed Volatility Fund
Jacob Borbidge	None

Chuck Burge	None

Brian Jurkash	None

Sergio Marcheli	None

Matthew Titus	None
Invesco V.I. Mid Cap Core Equity Fund
Raymond Anello	None

Joy Budzinski	None

Belinda Cavazos3	None
Kristin Ketner Pak	None

Magnus Krantz	None
Raman Vardharaj	None
Adam Weiner	None
Matthew P. Ziehl	None
Invesco V.I. S&P 500 Index Fund
Anthony Munchak	None1
Glen Murphy	None1
Francis Orlando	None

Daniel Tsai	None1
Invesco V.I. Small Cap Equity Fund
Juan Hartsfield	None1
Davis Paddock	None1
Invesco V.I. Technology Fund
Janet Luby	None1
Erik Voss	None1

Invesco V.I. Value Opportunities Fund

3 The portfolio manager began serving on the Fund effective February 24, 2020. Information for the Portfolio Manager has been provided as of February 28, 2020.

Dollar Range
Portfolio Managers	of Investments
in the Fund
Jonathan Edwards	None1
Jonathan Mueller	None1

Assets Managed

The following information is as of December 31, 2019 (unless otherwise noted):

	Other Registered		Other Pooled Investment			Other
	Investment Companies
			Vehicles Managed		Accounts Managed
Portfolio Managers		Managed

	Number	Assets	Number	Assets	Number	Assets

	of		of		of
		(in millions)		(in millions)		(in millions)
	Accounts		Accounts		Accounts

		Invesco V.I. American Franchise Fund
Erik Voss	7	$20,457.9	None	None	None	None

Ido Cohen	4	$19,180.3	1	$1,764.3	None	None

		Invesco V.I. American Value Fund
Jeffrey Vancavage	2	$2,160.3	None	None	None	None

		Invesco V. I. Balanced-Risk Allocation Fund
Mark Ahnrud	14	$8,752.2	16	$2,481.1	24	$0.24
Chris Devine	14	$8,752.2	16	$2,481.1	24	$0.24
Scott Hixon	14	$8,752.2	16	$2,481.1	24	$0.24
Christian Ulrich	14	$8,752.2	16	$2,481.1	24	$0.24
Scott Wolle	14	$8,752.2	21	$6,898.9	24	$0.24
		Invesco V.I. Comstock Fund
Devin Armstrong	6	$17,067.2	1	$71.9	4,7274	$870.84
Charles DyReyes	6	$17,067.2	1	$71.9	4,7274	$870.84
Kevin Holt	6	$17,067.2	1	$71.9	4,7274	$870.84
James Warwick	6	$17,067.2	1	$71.9	4,7274	$870.84
		Invesco V.I. Core Equity Fund
Manind ("Mani") Govil	8	$20,161.5	1	$120.5	14	$0.24
Paul Larson	7	$17,228.4	1	$120.5	14	$0.24
Benjamin Ram	7	$17,228.4	1	$120.5	14	$0.24
		Invesco V.I. Core Plus Bond Fund
Matthew Brill	5	$8,321.9	6	$2,947.3	None	None

Chuck Burge	11	$26,324.5	3	$5,360.9	1	$161.9

Michael Hyman	10	$12,484.4	11	$3,560.7	14	$0.24
Joseph Portera	5	$5,713.8	6	$1,114.5	None	None

Scott Roberts	6	$7,941.4	4	$686.3	None	None

4 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

	Other Registered		Other Pooled Investment			Other
	Investment Companies
			Vehicles Managed		Accounts Managed
Portfolio Managers	Managed

	Number	Assets	Number	Assets	Number	Assets

	of		of		of
		(in millions)		(in millions)		(in millions)
	Accounts		Accounts		Accounts

		Invesco V.I. Diversified Dividend Fund
Robert Botard	6	$25,344.3	1	$185.8	1,3024	$290.84
Kristy Bradshaw	6	$25,344.3	1	$185.8	1,3024	$290.84
Christopher McMeans	6	$25,344.3	1	$185.8	1,3024	$290.84
Meggan Walsh	6	$25,344.3	2	$306.3	1,3024	$290.84
	Invesco V.I. Equally-Weighted S&P 500 Fund
Anthony Munchak	8	$10,041	44	$8,336	915	$15,282.05
Glen Murphy	9	$10,047	44	$8,336	915	$15,282.05
Francis Orlando	8	$10,041	44	$8,336	915	$15,282.05
Daniel Tsai	3	$9,537	44	$8,336	915	$15,282.05
		Invesco V.I. Equity and Income Fund
Chuck Burge	11	$25,065.9	3	$5,360.9	1	$161.9

Brian Jurkash	8	$25,657.1	1	$132.5	1,6074	$229.94
Sergio Marcheli	8	$25,657.1	1	$132.5	1,6074	$229.94
Matthew Titus	8	$25,657.1	None	None	1,6074	$229.94
		Invesco V.I. Global Core Equity Fund
Erik Esselink	2	$840.8	4	$1,681.0	434	$13.44
Jeff Everett	3	$2,015.6	None	None	434	$13.44
Marty Steinik	1	$769.4	None	None	54	$4.74
		Invesco V.I. Global Real Estate Fund
Mark Blackburn	11	$6,116.6	2	$1,017.4	27	$8,729.3

James Cowen	10	$5,988.4	2	$1,017.4	27	$8,729.3

Paul Curbo	11	$6,116.6	2	$1,017.4	27	$8,729.3

Grant Jackson	11	$6,116.6	2	$1,017.4	27	$8,729.3

Joe Rodriguez, Jr.	11	$6,116.6	2	$1,017.4	27	$8,729.3

Darin Turner	11	$6,116.6	2	$1,017.4	27	$8,729.3

Ping Ying Wang	11	$6,116.6	2	$1,017.4	27	$8,729.3

		Invesco V.I. Government Securities Fund
Clint Dudley	3	$1,819.5	None	None	None	None

Noelle Corum	None	None	None	None	None	None

		Invesco V.I. Growth and Income Fund
Brian Jurkash	8	$25,236.1	1	$132.5	1,6074	$229.94
Sergio Marcheli	8	$25,236.1	1	$132.5	1,6074	$229.94
Matthew Titus	8	$25,236.1	None	None	1,6074	$229.94
		Invesco V.I. Health Care Fund

5 This amount includes 10 funds that pay performance-based fees with $1,429M in total assets under management.

	Other Registered		Other Pooled Investment			Other
	Investment Companies
			Vehicles Managed		Accounts Managed
Portfolio Managers	Managed

	Number	Assets	Number	Assets	Number	Assets

	of		of		of
		(in millions)		(in millions)		(in millions)
	Accounts		Accounts		Accounts

Henry Wu	1	$1,507.3	1	$350.3	None	None

		Invesco V.I. High Yield Fund
Andrew Geryol	2	$1,221.5	1	$44.7	None	None

Joseph Portera	5	$5,586.1	6	$1,114.5	None	None

Scott Roberts	6	$7,813.6	4	$686.3	None	None

		Invesco V.I. International Growth Fund
Brent Bates	6	$9,348.1	3	$3,079.3	5,5314	$2,784.64
Matthew Dennis	6	$8,053.2	6	$3,211.1	5,5314	$2,784.64
Mark Jason	7	$9,809.8	5	$3,154.1	5,5314	$2,784.64
Richard Nield	5	$7,591.6	9	$4,291.8	5,5004	$2,766.54
Clas Olsson	5	$7,591.6	9	$4,291.8	5,5324	$3,103.64
		Invesco V.I. Managed Volatility Fund
Jacob Borbidge	26	$4,991.2	None	None	7,8214	$538.64
Chuck Burge	11	$26,312.9	3	$5,360.9	1	$161.9

Brian Jurkash	8	$26,904.1	1	$132.5	1,6074	$229.94
Sergio Marcheli	8	$26,904.1	1	$132.5	1,6074	$229.94
Matthew Titus	8	$26,904.1	None	None	1,6074	$229.94
		Invesco V.I. Mid Cap Core Equity Fund
Raymond Anello	7	$4,798.2	None	None	564	$15.14
Joy Budzinski	8	$5,972.7	None	None	564	$15.14
Belinda Cavazos3	3	$5,236.5	None	None	None	None
Kristin Ketner Pak	7	$4,798.2	None	None	564	$15.14
Magnus Krantz	9	$6,163.0	None	None	564	$15.14
Raman Vardharaj	8	$7,731.8	None	None	564	$15.14
Adam Weiner	7	$4,798.2	None	None	564	$15.14
Matthew P. Ziehl	7	$4,798.2	None	None	564	$15.14
		Invesco V.I. S&P 500 Index Fund
Anthony Munchak	8	$10,228	44	$8,336	915	$15,282.05
Glen Murphy	9	$10,235	44	$8,336	915	$15,282.05
Francis Orlando	8	$10,228	44	$8,336	915	$15,282.05
Daniel Tsai	3	$9,724	44	$8,336	915	$15,282.05
		Invesco V.I. Small Cap Equity
Juan Hartsfield	7	$7,468.3	1	$1,764.3	1	$340.7

Davis Paddock	1	$944.4	None	None	None	None

		Invesco V.I. Technology Fund
Janet Luby	2	$1,139.4	None	None	None	None

			H-6

	Other Registered		Other Pooled Investment			Other
Investment Companies
			Vehicles Managed		Accounts Managed
Portfolio Managers	Managed

	Number	Assets	Number	Assets	Number	Assets

	of		of		of
		(in millions)		(in millions)		(in millions)
	Accounts		Accounts		Accounts

Erik Voss	7	$20,974.0	None	None	None	None

Invesco V.I. Value Opportunities Fund
Jonathan Edwards	3	$2,138.3	None	None	None	None

Jonathan Mueller	3	$2,138.3	None	None	None	None

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period6
Invesco 7	One-, Three- and Five-year performance
Invesco Deutschland	against Fund peer group
Invesco Hong Kong7
Invesco Asset Management
Invesco India
Invesco Listed Real Assets Division7
Invesco Senior Secured7, 8	Not applicable
Invesco Capital7,9
Invesco Canada7	One-year performance against Fund peer
group
Three- and Five-year performance against
entire universe of Canadian funds
Invesco Japan10	One-, Three- and Five-year performance

6 Rolling time periods based on calendar year-end.

7 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.

8Invesco Senior Secured's bonus is based on annual measures of equity return and standard tests of collateralization performance.

9Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.

10Portfolio Managers for Invesco Pacific Growth Fund's compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

APPENDIX I

ADMINISTRATIVE SERVICES FEES

The Funds paid Invesco the following amounts for administrative services for the last three fiscal years ended December 31:

Fund Name	2019	2018	2017
Invesco V.I. American Franchise Fund	$972,400	$1,131,436	$1,112,114
Invesco V.I. American Value Fund	468,428	605,163	675,526
Invesco V.I. Balanced-Risk Allocation Fund	1,700,249	1,948,419	2,057,695
Invesco V.I. Comstock Fund	2,260,671	2,802,642	3,148,132
Invesco V.I. Core Equity Fund	1,324,103	1,704,013	2,004,199
Invesco V.I. Core Plus Bond Fund	31,648	76,891	75,307
Invesco V.I. Diversified Dividend Fund	772,607	926,261	1,004,014
Invesco V.I. Equally-Weighted S&P 500 Fund	364,389	315,556	213,095
Invesco V.I. Equity and Income Fund	1,966,454	2,373,626	2,444,548
Invesco V.I. Global Core Equity Fund	114,556	169,716	170,856
Invesco V.I. Global Real Estate Fund	298,898	610,663	692,760
Invesco V.I. Government Money Market Fund	1,412,721	1,594,008	1,427,369
Invesco V.I. Government Securities Fund	753,463	866,030	957,859
Invesco V.I. Growth and Income Fund	2,450,536	3,096,869	3,379,462
Invesco V.I. Health Care Fund	326,651	358,246	386,276
Invesco V.I. High Yield Fund	254,157	312,452	329,719
Invesco V.I. International Growth Fund	2,323,954	3,001,300	3,320,635
Invesco V.I. Managed Volatility Fund	61,341	113,430	123,515
Invesco V.I. Mid Cap Core Equity Fund	395,603	479,145	577,287
Invesco V.I. S&P 500 Index Fund	141,013	183,488	194,400
Invesco V.I. Small Cap Equity Fund	405,422	508,609	524,812
Invesco V.I. Technology Fund	215,203	253,950	220,760
Invesco V.I. Value Opportunities Fund	152,113	210,823	246,951

I-1

APPENDIX J

BROKERAGE COMMISSIONS

AND COMMISSIONS ON AFFILIATED TRANSACTIONS

Set forth below are brokerage commissions1 paid by each of the Funds listed below during the last three fiscal years or period ended December 31. Unless otherwise indicated, the amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover:

								% of Total
							% of Total	Transaction
							Brokerage	Dollars
							Commissions	Effected
	Total $ Amount of			Total $ Amount of			Paid to the	Through
	Brokerage Commissions			Brokerage Commissions			Affiliated	Affiliated
		Paid1		Paid to Affiliated Brokers			Brokers	Brokers
Fund	2019	2018	2017	2019	2018	2017	2019	2019
Invesco V.I. American Franchise Fund	$163,048	$233,956	$235,611	$4,136	$4,274	$3,244	2.54%	7.54%
Invesco V.I. American Value Fund	233,726	299,304	316,102	17,176	5,513	12,117	7.35	14.66
Invesco V.I. Balanced-Risk Allocation Fund	261,366	310,174	689,583	—	—	—	—	—
Invesco V.I. Comstock Fund	498,044	572,168	699,876	16,621	9,599	30,219	3.34	7.03
Invesco V.I. Core Equity Fund	431,126	615,997	654,599	964	2,128	—	0.22	0.71
Invesco V.I. Core Plus Bond Fund	—	—	N/A	—	N/A	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Fund	40,387	63,454	106,156	1,068	44	31	2.64	4.04
Invesco V.I. Equally-Weighted S&P 500 Fund	8,833	3,913	8,656	—	—	—	—	—
Invesco V.I. Equity and Income Fund	303,876	383,780	250,712	18,881	11,093	3,925	6.21	12.77
Invesco V.I. Global Core Equity Fund	44,496	61,303	125,018	13	15	20	0.03	0.07
Invesco V.I. Global Real Estate Fund	198,774	396,309	424,587	—	—	—	—	—
Invesco V.I. Government Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Government Securities Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Growth and Income Fund	868,349	759,306	502,103	73,303	26,323	10,905	8.44	14.39
Invesco V.I. Health Care Fund	49,001	110,947	108,699	604	1,810	1,875	1.23	9.54
Invesco V.I. High Yield Fund	—	12,370	6,473	—	—	—	—	—
Invesco V.I. International Growth Fund	1,349,526	2,045,739	1,968,710	—	—	—	—	—
Invesco V.I. Managed Volatility Fund	8,332	—	10,059	478	—	268	—	—
Invesco V.I. Mid Cap Core Equity Fund	250,129	89,481	215,562	216	262	147	0.09	0.42
Invesco V.I. S&P 500 Index Fund	987	1,369	1,653	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund	121,569	76,233	113,188	3,770	5,263	2,972	3.10	6.69
Invesco V.I. Technology Fund	53,366	44,353	38,309	882	750	1845	1.65	5.49
Invesco V.I. Value Opportunities Fund	52,654	91,478	98,598	558	1,496	4,643	1.06	2.08

1Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

J-1

APPENDIX K

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF

SECURITIES OF REGULAR BROKERS OR DEALERS

During the last fiscal year ended December 31, 2019, each Fund allocated the following amount of transactions to broker-dealers that provided Invesco with certain research, statistics and other information:

Fund*	Transactions*	Related Brokerage
		Commissions

Invesco V.I. American Franchise Fund	$416,168,167	$149,287
Invesco V.I. American Value Fund	$316,933,246	$216,827
Invesco V.I. Balanced-Risk Allocation Fund	—	—
Invesco V.I. Comstock Fund	$577,235,462	$480,499
Invesco V.I. Core Equity Fund	$1,162,757,392	$387,813
Invesco V.I. Core Plus Bond Fund	—	—
Invesco V.I. Diversified Dividend Fund	$84,417,062	$37,234
Invesco V.I. Equally-Weighted S&P 500 Fund	—	—
Invesco V.I. Equity and Income Fund	$444,706,479	$279,551
Invesco V.I. Global Core Equity Fund	$37,673,345	$42,955
Invesco V.I. Global Real Estate Fund	$151,172,164	$166,746
Invesco V.I. Government Money Market Fund	—	—
Invesco V.I. Government Securities Fund	—	—
Invesco V.I. Growth and Income Fund	$1,338,010,559	$739,239
Invesco V.I. Health Care Fund	$42,310,007	$44,517
Invesco V.I. High Yield Fund	—	—
Invesco V.I. International Growth Fund	$781,695,732	$1,253,089
Invesco V.I. Managed Volatility Fund	$12,164,138	$7,811
Invesco V.I. Mid Cap Core Equity Fund	$446,675,331	$235,127
Invesco V.I. S&P 500 Index Fund	—	—
Invesco V.I. Small Cap Equity Fund	$187,475,063	$117,299
Invesco V.I. Technology Fund	$106,129,139	$49,821
Invesco V.I. Value Opportunities Fund	$67,883,080	$51,368

*Amounts reported are inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.

During the last fiscal year ended December 31, 2019, the Funds held securities issued by the following companies, which are "regular brokers" or dealers of the Funds identified below:

Fund/Issuer	Security	Market Value
		(as of December 31, 2019)

Invesco V.I. American Franchise Fund
Goldman Sachs Group Inc.	Common Stocks	$3,054,160
Invesco V.I. Comstock Fund
Bank of America	Common Stocks	$73,355,406
Goldman Sachs Group Inc.	Common Stocks	$20,380,995
Morgan Stanley	Common Stocks	$29,088,763
Invesco V.I. Core Plus Bond Fund
Bank of America	Bonds and Notes	$96,536
Goldman Sachs Group Inc.	Bonds and Notes	$107,207
Morgan Stanley	Common Stocks	$141,500
Invesco V.I. Equally-Weighted S&P 500 Fund
Bank of America	Common Stocks	$550,629
Goldman Sachs Group Inc.	Common Stocks	$549,993
Morgan Stanley	Common Stocks	$547,853
	K-1

Invesco V.I. Equity and Income Fund
Bank of America	Bonds and Notes	$536,692
Goldman Sachs Group Inc.	Bonds and Notes	$927,110
Morgan Stanley	Bonds and Notes	$669,809
Bank of America	Common Stocks	$28,171,457
Goldman Sachs Group Inc.	Common Stocks	$16,856,398
Morgan Stanley	Common Stocks	$21,187,042
Invesco V.I. Growth and Income Fund
Bank of America	Common Stocks	$57,340,837
Goldman Sachs Group Inc.	Common Stocks	$33,004,152
Morgan Stanley	Common Stocks	$41,236,102
Invesco V.I. Managed Volatility Fund
Bank of America	Bonds and Notes	$10,421
Goldman Sachs Group Inc.	Bonds and Notes	$29,318
Morgan Stanley	Bonds and Notes	$37,873
Bank of America	Common Stocks	$804,214
Goldman Sachs Group Inc.	Common Stocks	$456,871
Morgan Stanley	Common Stocks	$578,065
Invesco V.I. S&P 500 Fund
Bank of America	Common Stocks	$970,205
Goldman Sachs Group Inc.	Common Stocks	$249,014
Morgan Stanley	Common Stocks	$213,937
Invesco V.I. Value Opportunities Fund
Bank of America	Common Stocks	$1,703,732
Goldman Sachs Group Inc.	Common Stocks	$2,759,160

K-2

APPENDIX L

CERTAIN FINANCIAL INTERMEDIARIES THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation 1st Partners, Inc.

401k Exchange, Inc.

401k Producer Services Admin Partners LLC ADP Broker Dealer, Inc. Advantage Capital Corporation Advest Inc.

Advisor Group Advisory Services

AIG Capital Services, Inc.

Alight Financial Solutions Alliance Benefit Group Allianz Life

Allstate

Alta Montclair

American Enterprise Investment

American Fidelity Assurance Company

American General

American Portfolios Financial Services Inc.

American Skandia Life Assurance Corporation

American United Life Insurance Company

Ameriprise Financial Services Inc. Ameritas Life Insurance Corp Ameritrade

APEX Clearing Corporation Ascensus

Associated Securities Corporation

AXA

Baden Retirement Plan Services Bank of America

Bank of New York Mellon Bank of Oklahoma Barclays Capital Inc.

Bay Bridge Administrators LLC BB&T Capital Markets

BC Ziegler BCG Securities

Benefit Plans Administrators Benefit Trust Company Benefits Consultants Group BMO Harris Bank NA BNP Paribas

BOSC, Inc.

Branch Banking & Trust Company Brighthouse Life Insurance Co Brinker Capital

Brown Brothers Harriman & Co. Buck Kwasha Securities LLC Cadaret Grant & Company, Inc.

Cambridge Investment Research, Inc.

Cantella & Co., Inc. Cantor Fitzgerald & Co.

Capital One Investment Services

LLC Centennial Bank Center for Due Diligence Cetera

Charles Schwab & Company, Inc. Chase

Citi Smith Barney Citibank NA

Citigroup Global Markets Inc. City National Bank Comerica Bank Commerce Bank

Commonwealth Financial Network

LPL

Community National Bank Compass

Compusys / ERISA Group Inc Conduent HR Services LLC

Contemporary Financial Solutions, Inc.

CPI Qualified Plan Consultants, Inc. Credit Suisse Securities

Crowell Weedon & Co. CUNA Mutual Life

CUSO Financial Services, Inc. D.A. Davidson & Company Daily Access Corporation Delaware Life Insurance Company Deutsche Bank

Digital Retirement Solutions, Inc. Diversified Investment Advisors Dorsey & Company Inc. Dyatech Corporation

Education Trust Board of New Mexico

Edward Jones & Co. Envestnet

Envoy Plan Services Inc Equitable Life Insurance Company Equity Services, Inc.

Erisa Administrative Services Expertplan

Farmers Financial Solutions Fidelity

Fifth Third

Financial Data Services Inc. Financial Planning Association Financial Services Corporation First Clearing Corp.

First Command Financial Planning, Inc.

First Financial Equity Corp.

First Southwest Company

Forethought Life Insurance Company

Forrest T Jones & Company Frost

L-1

FSC Securities Corporation

FTB Advisors

Fund Services Advisors, Inc.

Gardner Michael Capital, Inc.

GE

Genworth

Glenbrook Life and Annuity

Company

Global Atlantic

Goldman, Sachs & Co.

Great West Life

Guaranty Bank & Trust

Guardian

GunnAllen Financial

GWFS Equities, Inc.

H.D. Vest

Hantz Financial Services Inc

Hare and Company

Hartford

Hightower Securities, LLC

Hornor, Townsend & Kent, Inc.

HSBC

Huntington

ICMA Retirement Corporation

Institutional Cash Distributors

Intersecurities, Inc.

INVEST Financial Corporation, Inc.

Investment Centers of America, Inc.

J.M. Lummis Securities

Jackson National Life

Jefferson National Life Insurance

Company

Jefferson Pilot Securities

Corporation

John Hancock

JP Morgan

Kanaly Trust Company

Kaufmann and Global Associates

Kemper

Kestra Investment Services LLC

Key Bank

Ladenburg Thalmann

LaSalle Bank, N.A.

Lincoln

Lincoln Investment Planning

Loop Capital Markets, LLC

LPL Financial

M & T Securities, Inc.

M M L Investors Services, Inc.

M&T Bank

Marshall & Ilsley Trust Co., N.A.

Mass Mutual

Matrix

Mellon

Mercer

Merrill Lynch

Metlife

Meyer Financial Group, Inc.

Mid Atlantic Capital Corporation

Minnesota Life Insurance Co.

MMC Securities

Money Concepts

Morgan Keegan & Company, Inc.

Morgan Stanley

Morningstar Inc

MSCS Financial Services, LLC

Municipal Capital Markets Group,

Inc.

Mutual Service Corporation

Mutual Services, Inc.

N F P Securities, Inc.

NatCity Investments, Inc.

National Benefit Services, LLC

National Financial Services

National Plan Administrators

National Planning

National Retirement Partners Inc.

Nationwide

New York Life

Newport Retirement Plan Services,

Inc.

Next Financial Group, Inc.

NFP Securities Inc.

Northeast Securities, Inc.

Northern Trust

Northwestern Mutual Investment

Services

NRP Financial

Ohio National

Omni Group

OnBrands24 Inc

OneAmerica Financial Partners Inc.

Oppenheimer

Pacific Life

Park Avenue Programs, Inc.

Park Avenue Securities LLC

Pen-Cal Administrators

Penn Mutual Life

Penserv Plan Services

Penson Financial Services

Pershing LLC

PFS Investments, Inc.

Phoenix

Piper Jaffray

PJ Robb

Plains Capital Bank

Plan Administrators

Plan Member Services Corporation

Planco

PNC

Prime Trust LLC

Primerica Shareholder Services, Inc.

Princeton Retirement Group, Inc.

Principal

Princor Financial Services

Corporation

Proequities, Inc.

Protective Life

Pruco Securities LLC

Prudential

Qualified Benefits Consultants, Inc.

R B C Dain Rauscher, Inc.

Randall & Hurley, Inc.

Raymond James

RBC Wealth Management

Reliance Trust Company

Ridge Clearing

Riversource (Ameriprise)

Robert W. Baird & Co.

Ross Sinclair & Associates LLC

Royal Alliance Associates

RSBCO

S I I Investments, Inc.

SagePoint Financial, Inc.

Salomon Smith Barney

Sanders Morris Harris

SCF Securities, Inc.

Securian Financial Services, Inc.

Security Benefit

Security Distributors, Inc.

Security Financial Resources, Inc.

Sentra Securities

Signator Investors, Inc.

Silverton Capital, Corp.

Simmons First Investment Group,

Inc.

Siracusa Benefits Programs

Smith Barney Inc.

Smith Hayes Financial Services

Southwest Securities

Sovereign Bank

Spelman & Company

Standard Insurance Company

State Farm

State Street Bank & Trust Company

Sterne Agee Financial Services, Inc.

Stifel Nicolaus & Company

Summit

Sun Life

SunAmerica Securities, Inc.

SunGard

SunTrust

SWS Financial Services, Inc.

Symetra Investment Services Inc.

T Rowe Price

Talcott Resolution Life Insurance

Company

TD Ameritrade

TDS Group

Teacher Insurance and Annuity

Association of America

TFS Securities, Inc.

The (Wilson) William Financial

Group

The Bank of New York

The Huntington Investment

Company

The OMNI Group

The Retirement Plan Company LLC

The Vanguard Group

Thrivent

Thrivent Investment Management

Inc.

Transamerica

Trautmann Maher & Associates, Inc.

Treasury Curve

Treasury Strategies

Trust Management Network, LLC

TSA Consulting Group

Tuition Plan Consortium

U.S. Bancorp

UBS Financial Services Inc.

UBS Financial Services, Inc.

UMB Financial Services, Inc.

Unified Fund Services, Inc.

Union Bank

Union Central Life Insurance

Company

United Planners Financial

United States Life Insurance

Company

UPromise Investment Advisors LLC

USI Securities, Inc.

UVEST

V S R Financial Services, Inc.

VALIC

Vanguard

Vining Sparks IBG, LP

VLP Corporate Services LLC

VOYA

VRSCO – American General

Distributors

Wachovia

Waddell & Reed, Inc.

Wadsworth Investment Co., Inc.

Wall Street Financial Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo

Wilmington Trust Retirement and

Institutional Services Company

Woodbury Financial Services, Inc.

Xerox HR Solutions LLC

Zions Bank

Zurich American Life Insurance

Company

L-2

APPENDIX M

AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN

A list of amounts paid by each class of shares to Invesco Distributors, Inc. pursuant to the Plan for the fiscal year ended December 31, 2019 are as follows:

Fund	Series I	Series II
	shares	shares

Invesco V.I. American Franchise Fund	N/A	$376,654
Invesco V.I. American Value Fund	N/A	515,179
Invesco V.I. Balanced-Risk Allocation Fund	N/A	2,463,688
Invesco V.I. Comstock Fund	N/A	2,982,889
Invesco V.I. Core Equity Fund	N/A	54,740
Invesco V.I. Core Plus Bond Fund	N/A	403
Invesco V.I. Diversified Dividend Fund	N/A	560,193
Invesco V.I. Equally-Weighted S&P 500 Fund	N/A	507,438
Invesco V.I. Equity and Income Fund	N/A	2,970,641
Invesco V.I. Global Core Equity Fund	N/A	25,884
Invesco V.I. Global Real Estate Fund	N/A	104,243
Invesco V.I. Government Money Market Fund	N/A	199,305*
Invesco V.I. Government Securities Fund	N/A	465,987
Invesco V.I. Growth and Income Fund	N/A	3,389,283
Invesco V.I. Health Care Fund	N/A	161,301
Invesco V.I. High Yield Fund	N/A	244,522
Invesco V.I. International Growth Fund	N/A	2,426,952
Invesco V.I. Managed Volatility Fund	N/A	3,219
Invesco V.I. Mid Cap Core Equity Fund	N/A	207,918
Invesco V.I. S&P 500 Index Fund	N/A	124,835
Invesco V.I. Small Cap Equity Fund	N/A	328,000
Invesco V.I. Technology Fund	N/A	25,871
Invesco V.I. Value Opportunities Fund	N/A	59,069

*Net of fee waiver.

M-1

APPENDIX N

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year ended December 31, 2019 follows:

		Printing		Compensation	Compensation	Annual
Fund	Advertising	&	Seminars	to	to Sales	Report
		Mailing		Dealer*	Personnel	Total
Invesco V.I. American Franchise Fund	—	—	—	$376,654	—	$376,654
Invesco V.I. American Value Fund	—	—	—	515,179	—	515,179
Invesco V.I. Balanced-Risk Allocation Fund	—	—	—	2,463,688	—	2,463,688
Invesco V.I. Comstock Fund	—	—	—	2,982,889		2,982,889
Invesco V.I. Core Equity Fund	—	—	—	54,740	—	54,740
Invesco V.I. Core Plus Bond Fund	—	—	—	403	—	403
Invesco V.I. Diversified Dividend Fund	—	—	—	560,193	—	560,193
Invesco V.I. Equally-Weighted S&P 500 Fund	—	—	—	507,438	—	507,438
Invesco V.I. Equity and Income Fund	—	—	—	2,970,641	—	2,970,641
Invesco V.I. Global Core Equity Fund	—	—	—	25,884	—	25,884
Invesco V.I. Global Real Estate Fund	—	—	—	104,243	—	104,243
Invesco V.I. Government Money Market Fund	—	—	—	199,305**	—	199,305**
Invesco V.I. Government Securities Fund	—	—	—	465,987	—	465,987
Invesco V.I. Growth and Income Fund	—	—	—	3,389,283	—	3,389,283
Invesco V.I. Health Care Fund	—	—	—	161,301	—	161,301
Invesco V.I. High Yield Fund	—	—	—	244,522	—	244,522
Invesco V.I. International Growth Fund	—	—	—	2,426,952	—	2,426,952
Invesco V.I. Managed Volatility Fund	—	—	—	3,219	—	3,219
Invesco V.I. Mid Cap Core Equity Fund	—	—	—	207,918	—	207,918
Invesco V.I. S&P 500 Index Fund	—	—	—	124,835	—	124,835
Invesco V.I. Small Cap Equity Fund	—	—	—	328,000	—	328,000
Invesco V.I. Technology Fund	—	—	—	25,871	—	25,871
Invesco V.I. Value Opportunities Fund	—	—	—	59,069	—	59,069

*Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.

**Net of fee waiver.

N-1

Statement of Additional Information	April 30, 2020

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust) listed below. Each Fund offers Series I and Series II shares as follows:

Fund Class	Series I	Series II
Invesco Oppenheimer V.I. Capital Appreciation Fund	Series I	Series II
Invesco Oppenheimer V.I. Conservative Balanced Fund	Series I	Series II
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series I	Series II
Invesco Oppenheimer V.I. Global Fund	Series I	Series II
Invesco Oppenheimer V.I. Global Strategic Income Fund	Series I	Series II
Invesco Oppenheimer V.I. Government Money Fund	Series I	Series II
Invesco Oppenheimer V.I. International Growth Fund	Series I	Series II
Invesco Oppenheimer V.I. Main Street Fund	Series I	Series II
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series I	Series II
Invesco Oppenheimer V.I. Total Return Bond Fund	Series I	Series II

This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed above. The Funds were organized on May 24, 2019 and were created for the purposes of acquiring the assets and liabilities of corresponding predecessor funds (as defined below). The Funds' and predecessor Fund's financial statements are incorporated into this SAI by reference to the Funds' and predecessor Fund's most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for the Funds listed above from an authorized dealer or by writing to:

Invesco Distributors, Inc.

P.O. Box 219078

Kansas City, MO 64121-9078 or by calling (800) 959-4246

or on the Internet: http://www.invesco.com/us

This SAI, dated April 30, 2020, relates to Series I and Series II shares of each Fund's prospectus dated April 30, 2020. The Trust has established other funds which are offered by one or more separate prospectuses and SAIs. Any reference to the term "Fund" or "Funds" throughout this SAI refers to each Fund named above unless otherwise indicated.

STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION ABOUT THE TRUST .......................................................................................	1
Fund History .............................................................................................................................................	1
Shares of Beneficial Interest.....................................................................................................................	1
Share Certificates .....................................................................................................................................	4
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS .............................................	4
Classification.............................................................................................................................................	4
Investment Strategies and Risks ..............................................................................................................	4
Equity Investments ...............................................................................................................................	5
Foreign Investments .............................................................................................................................	9
Exchange-Traded Funds ....................................................................................................................	15
Exchange-Traded Notes.....................................................................................................................	16
Debt Investments................................................................................................................................	16
Other Investments ..............................................................................................................................	37
Investment Techniques ......................................................................................................................	42
Derivatives ..........................................................................................................................................	48
Receipt of Issuer's Nonpublic Information ..............................................................................................	63
Business Continuity and Operational Risk .............................................................................................	63
Cybersecurity Risk..................................................................................................................................	64
Natural Disaster/Epidemic Risk ..............................................................................................................	64
Fund Policies ..........................................................................................................................................	64
Portfolio Turnover ...................................................................................................................................	67
Policies and Procedures for Disclosure of Fund Holdings .....................................................................	67
General Disclosures ...........................................................................................................................	68
Selective Disclosures .........................................................................................................................	70
MANAGEMENT OF THE TRUST...............................................................................................................	72
Board of Trustees ...................................................................................................................................	72
Management Information........................................................................................................................	79
Committee Structure...........................................................................................................................	81
Trustee Ownership of Fund Shares ...................................................................................................	83
Compensation ....................................................................................................................................	83
Retirement Policy ...............................................................................................................................	83
Pre-Amendment Retirement Plan For Trustees .................................................................................	83
Amendment of Retirement Plan and Conversion to Defined Contribution Plan.................................	84
Deferred Compensation Agreements.................................................................................................	84
Code of Ethics ........................................................................................................................................	85
Proxy Voting Policies ..............................................................................................................................	85
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ...................................................	86
INVESTMENT ADVISORY AND OTHER SERVICES ...............................................................................	86
Investment Adviser .................................................................................................................................	86
Investment Sub-Advisers........................................................................................................................	90
Services to the Subsidiary ......................................................................................................................	91
Service Agreements ...............................................................................................................................	91
Other Service Providers..........................................................................................................................	92
Securities Lending Arrangements ..........................................................................................................	93
Portfolio Managers..................................................................................................................................	93
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................................	93
i

Brokerage Transactions..........................................................................................................................	93
Commissions ..........................................................................................................................................	94
Broker Selection .....................................................................................................................................	95
Directed Brokerage (Research Services) ...............................................................................................	98
Affiliated Transactions ............................................................................................................................	98
Regular Brokers......................................................................................................................................	98
Allocation of Portfolio Transactions ........................................................................................................	98
Allocation of Initial Public Offering (IPO) Transactions...........................................................................	98
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................	99
Calculation of Net Asset Value ...............................................................................................................	99
Redemptions In Kind ............................................................................................................................	101
Payments to Participating Insurance Companies and/or their Affiliates...............................................	102
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.............................................................................	102
Dividends and Distributions ..................................................................................................................	102
Tax Matters...........................................................................................................................................	103
DISTRIBUTION OF SECURITIES............................................................................................................	116
Distributor .............................................................................................................................................	116
Distribution Plan....................................................................................................................................	116
FINANCIAL STATEMENTS .....................................................................................................................	117
APPENDICES:
RATINGS OF DEBT SECURITIES ..........................................................................................................	A-1
PERSONS TO WHOM INVESCO PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS
ON AN ONGOING BASIS .....................................................................................................................	B-1
TRUSTEES AND OFFICERS ...................................................................................................................	C-1
TRUSTEES COMPENSATION TABLE ...................................................................................................	D-1
PROXY VOTING POLICIES AND PROCEDURES ..................................................................................	E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ..................................................	F-1
MANAGEMENT FEES..............................................................................................................................	G-1
PORTFOLIO MANAGER(S).....................................................................................................................	H-1
ADMINISTRATIVE SERVICES FEES........................................................................................................	I-1
BROKERAGE COMMISSIONS.................................................................................................................	J-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF
REGULAR BROKERS OR DEALERS.....................................................................................................	K-1
PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................................	L-1
AMOUNTS PAID PURSUANT TO DISTRIBUTION PLANS ...................................................................	M-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS .............................	N-1

ii

GENERAL INFORMATION ABOUT THE TRUST

Fund History

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Maryland corporation on January 22, 1993 and re-organized as a Delaware statutory trust on May 1, 2000. Under the Trust's Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

On May 24, 2019, each Fund assumed the assets and liabilities of its predecessor fund (each a predecessor fund and, collectively, the predecessor funds) as shown below.

Fund	Predecessor Fund
Invesco Oppenheimer V.I. Capital	Oppenheimer Capital Appreciation Fund/VA
Appreciation Fund
Invesco Oppenheimer V.I. Conservative	Oppenheimer Conservative Balanced Fund/VA
Balanced Fund
Invesco Oppenheimer V.I. Discovery Mid Cap	Oppenheimer Discovery Mid Cap Growth Fund/VA
Growth Fund
Invesco Oppenheimer V.I. Global Fund	Oppenheimer Global Fund/VA
Invesco Oppenheimer V.I. Global Strategic	Oppenheimer Global Strategic Income Fund/VA
Income Fund
Invesco Oppenheimer V.I. Government Money	Oppenheimer Government Money Fund/VA
Fund
Invesco Oppenheimer V.I. International Growth	Oppenheimer International Growth Fund/VA
Fund
Invesco Oppenheimer V.I. Main Street Fund®	Oppenheimer Main Street Fund®/VA
Invesco Oppenheimer V.I. Main Street	Oppenheimer Main Street Small Cap Fund®/VA
Small Cap Fund®
Invesco Oppenheimer V.I. Total Return Bond	Oppenheimer Total Return Bond Fund/VA
Fund

All historical financial information and other information contained in this SAI relating to each Fund

(or any classes thereof) for periods ending on or prior to May 24, 2019 is that of its predecessor fund (or the corresponding classes thereof).

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust, in accordance with any applicable provisions of the Trust Agreement and applicable law.

1

The Trust allocates cash and property it receives from the issue or sale of shares, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, to the Fund, subject only to the rights of creditors of that Fund. These assets constitute the assets belonging to each Fund, are segregated on the Trust's books, and are charged with the liabilities and expenses of such Fund and its respective classes. The Trust allocates any general liabilities and expenses of the Trust not readily identifiable as belonging to a particular Fund primarily on the basis of relative net assets or other relevant factors, subject to oversight by the Board.

Each share of each Fund represents an equal pro rata interest in that Fund with each other share and is entitled to dividends and other distributions with respect to the Fund, which may be from income, capital gains or capital, as declared by the Board.

Each class of shares of a Fund represents a proportionate undivided interest in the net assets belonging to that Fund. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of, or reasonable provision for, the outstanding liabilities of the Fund allocable to such class.

The Trust Agreement provides that each shareholder, by virtue of having become a shareholder of the Trust, is bound by terms of the Trust Agreement and the Trust's Bylaws. Ownership of shares does not make shareholders third party beneficiaries of any contract entered into by the Trust.

The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held for any purpose determined by the Board, including from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

The Trust Agreement provides that the Board may authorize (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), and (ii) the combination of two or more classes of shares of a Fund into a single class, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.

The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of variable annuity contracts and variable life insurance policies (Contract Owners), annuitants and beneficiaries. Fund shares held by a separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a separate account that are not attributable to Contract Owners will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class's distribution plan.

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the

2

approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights in connection with the election of Trustees or on any other matter.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder personal liability for the debts, liabilities, or obligations and expenses of the Trust and requires that every undertaking of the Trust or the Board relating to the Trust or any Fund include a recitation limiting such obligation to the Trust and its assets or to one or more Funds and the assets belonging thereto. The Trust Agreement provides for indemnification out of the property of a Fund (or Class, as applicable) for all losses and expenses of any shareholder of such Fund held personally liable solely on account of being or having been a shareholder.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust or applicable Fund (Disabling Conduct). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers with Fund assets. The Trust's Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

The Trust Agreement provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or an expert on any topic or in any area (including an audit committee financial expert), or in any other special appointment will not be subject to any greater standard of care or liability because of such position.

The Trust Agreement provides a detailed process for the bringing of derivative actions by shareholders. A shareholder may only bring a derivative action on behalf of the Trust if certain conditions are met. Among other things, such conditions: (i) require shareholder(s) to make a pre-suit demand on the Trustees (unless such effort is not likely to succeed because a majority of the Board or the committee established to consider the merits of such action are not independent Trustees under Delaware law); (ii) require 10% of the beneficial owners to join in the pre-suit demand; and (iii) afford the Trustees a reasonable amount of time to consider the request and investigate the basis of the claims (including designating a committee to consider the demand and hiring counsel or other advisers). These conditions generally are intended to provide the Trustees with the ability to pursue a claim if they believe doing so would be in the best interests of the Trust and its shareholders and to preclude the pursuit of claims that the Trustees determine to be without merit or otherwise not in the Trust's best interest to pursue.

The Trust Agreement also generally requires that actions by shareholders in connection with or against the Trust or a Fund be brought only in certain Delaware courts and that the right to jury trial be waived to the fullest extent permitted by law.

3

Share Certificates

Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued. Any certificates previously issued with respect to any shares are deemed to be cancelled without any requirement for surrender to the Trust.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Classification

The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

Investment Strategies and Risks

Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund's Prospectus. Where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

A Fund may invest in all of the following types of investments. A Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, as well as securities and techniques not described. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this SAI, as well as the federal securities laws.

Any percentage limitations relating to the composition of a Fund's portfolio identified in the Fund's Prospectus or this SAI apply at the time the Fund acquires an investment. Subsequent changes that result from market fluctuations generally will not require a Fund to sell any portfolio security. However, a Fund may sell its illiquid investments holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Invesco Oppenheimer V.I. Global Strategic Income Fund will seek to gain exposure to Regulation S securities through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Fund may invest up to 25% of its total assets in the Subsidiary.

The Funds' investment objectives, policies, strategies and practices described below are non- fundamental and may be changed without approval of the holders of the Funds' voting securities unless otherwise indicated.

The Funds are categorized by the types of investments they make. Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. International Growth Fund, Invesco Oppenheimer V.I. Main Street Fund and Invesco Oppenheimer V.I, Main Street Small Cap Fund can be categorized as "Equity Funds." Invesco Oppenheimer V.I. Total Return Bond Fund and Invesco Oppenheimer V.I. Global Strategic Income Fund can be categorized as "Fixed Income Funds." Invesco Oppenheimer V.I. Conservative Balanced Fund, which is categorized as an "Other Fund," shares the investment characteristics (and certain of the investment policies) of both the Equity Funds and the Fixed Income Funds, depending upon the allocations determined from time to time by the Fund's portfolio managers.

4

Invesco Oppenheimer V.I. Government Money Fund is categorized as a "Money Market Fund." As such, Invesco Oppenheimer V.I. Government Money Fund is managed in accordance with Rule 2a-7 and will only invest in debt investments that meet the portfolio requirements of Rule 2a-7 discussed in this SAI, including those related to maturity, quality, diversification, and liquidity.

Equity Investments

Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.

The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Oppenheimer V.I. Main Street Small Cap Fund and Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund will invest primarily in securities of small- and mid-cap issuers, respectively; however, for the other Equity Funds those investments may be limited to the extent the Adviser believes that such investments would be inconsistent with the Fund's investment strategy. While Invesco Oppenheimer V.I. Conservative Balanced Fund does not primarily focus its investments in equity securities, it is expected to invest significantly in them.

Investing in Special Situations. At times, investment benefit may be sought from what a portfolio manager considers to be "special situations," such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company's earnings. Preferred stock also generally has a preference over common stock on the distribution of a company's assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company's assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company's debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.

Equity-Linked Securities. Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the

5

linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity- linked securities may subject a Fund to additional risks not ordinarily associated with investments in other equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, a Fund is subject to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for a Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund's portfolio.

Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer's convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer's balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic

6

conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income- producing security.

While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating and investment limitation purposes.

Contingent Convertible Securities (CoCos). CoCos (also referred to as contingent capital securities) are a form of hybrid fixed income security typically issued by non-U.S. banks that may either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage upon the occurrence of a "trigger" event, such as if (a) the issuer's capital ratio falls below a specified level or (b) certain regulatory events, such as a change in regulatory capital requirements, affect the issuer's continued viability. Unlike traditional convertible securities, the conversion is not voluntary and the equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements.

CoCos are subject to credit, interest rate and market risks associated with fixed income and equity securities generally, along with risks typically applicable to convertible securities. CoCos are also subject to loss absorption risk because coupon payments can potentially be cancelled or deferred at the issuer's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Additionally, certain call provisions permit an issuer to repurchase CoCos if the regulatory environment or tax treatment of the security (e.g., tax deductibility of interest payments) changes. This may result in a potential loss to the Fund if the price at which the issuer calls or repurchases the CoCos is lower than the initial purchase price by the Fund.

CoCos are subordinate in rank to traditional convertible securities and other debt obligations of an issuer in the issuer's capital structure, and therefore, CoCos entail more risk than an issuer's other debt obligations.

CoCos are generally speculative and their market value may fluctuate based on a number of unpredictable factors, including, but not limited to, the creditworthiness of the issuer and/or fluctuations in the issuer's capital ratios, supply and demand for CoCos, general market conditions and available liquidity, and economic, financial and political events affecting the particular issuer or markets in general.

Enhanced Convertible Securities. "Enhanced" convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security's term or at maturity.

7

Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.

Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed- income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund's investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Equity-Linked Notes. Equity-Linked Notes (ELNs) are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange-traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, a Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. If the underlying securities have depreciated in value or if their price fluctuates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note, or may lose the entire principal invested in the ELN. ELNs are available with an assortment of features, including periodic coupon payments; limitations on participation in the appreciation of the underlying securities; and different protection levels on the Fund's principal investment. ELNs are generally in two types: (1) those that provide for protection of a Fund's principal in exchange for limited participation in the appreciation of the underlying securities, and (2) those that do not provide for such protection and subject a Fund to the risk of loss of its principal investment.

Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. A downgrade or impairment to the credit rating of the issuer may also negatively impact the price of the ELN. The Fund may also experience liquidity issues when investing in ELNs, as ELNs are generally designed for the over-the-counter institutional investment market. The secondary market for ELNs may be limited, and the lack of liquidity may make ELNs difficult to sell at a desirable time and price and value. The price of an ELN may not correlate with the price of the underlying securities or a fixed-income investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. The Adviser's ability to accurately

8

forecast movements in the underlying securities will determine the success of the Fund's ELNs investments. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund's entire principal investment.

Foreign Investments

Foreign Securities. Each Fund may invest in foreign securities. Invesco Oppenheimer V.I. Global Strategic Income Fund has no limitation on the amount of foreign securities in which it may invest but will not concentrate 25% or more of its total assets in the securities of any one foreign government. Invesco Oppenheimer V.I. Government Money Fund will limit its investments in foreign securities to U.S. dollar denominated foreign debt securities in accordance with Rule 2a-7. Foreign securities are equity or debt securities issued by issuers outside the U.S., and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital and are denominated in either U.S. dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs, EDRs and GDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs, EDRs or GDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs, EDRs or GDRs that are "sponsored" are those where the foreign corporation whose shares are represented by the ADR, EDR, or GDR is actively involved in the issuance of the ADR, EDR or GDR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR, EDR or GDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR, EDR or GDR may not reflect important facts known only to the foreign company.

Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see Bank Instruments) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see Foreign Government Obligations), international agencies and supranational entities.

The Funds consider various factors when determining whether a company is in a particular country or region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; and/or (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a country or in a country in a particular region/continent.

Investments by a Fund in foreign securities, including ADRs, EDRs and GDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.

Currency Risk. The value in U.S. dollars of the Funds' non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

9

Political and Economic Risk. The economies of many of the countries in which the Funds invest may not be as developed as that of the United States' economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund's assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund's inability to fulfill a contract to sell such securities.

Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risks of Developing/Emerging Markets Countries. Unless a Fund's prospectus includes a different definition, the Fund considers developing and emerging markets countries to be those countries that are

(i)generally recognized to be an emerging market country by the international financial community, including the World Bank, or (ii) determined by the Adviser to be an emerging market country. As of the date of this SAI, the Adviser considers "emerging market countries" to generally include every country in the world except those countries included in the MSCI World Index. The Adviser has broad discretion to identify countries that it considers to be emerging market countries and may consider various factors in determining whether to classify a country as an emerging market country, including a country's relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors the Adviser believes to be relevant. Because emerging markets equity and emerging markets debt are distinct asset classes, a country may be deemed an emerging market country with respect to its equity only, its debt only, both its equity and debt, or neither.

Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:

i.Restriction, to varying degrees, on foreign investment in stocks;

10

ii.Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging markets countries;

v.Many of the developing and emerging markets countries' securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.There is a risk in developing and emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies."

Risks of Investments in China A-shares through the Stock Connect Program. The Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to as the Connect Program) are securities trading and clearing programs through which the Funds can trade eligible listed China A-shares. The Connect Program is subject to quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund's ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is in its early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A- shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-share markets may also result in significant fluctuations in the prices of the securities traded on such markets.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund's name as the beneficial owner. It is possible, therefore, that a Fund's ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

11

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China-A issuer, whether or not such shares were acquired through the Stock Connect program, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six- month period. If a Fund holds 5% or more of the total shares of a China A share issuer, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that Fund's profits may be subject to these limitations.

Risks of Investments in the China Interbank Bond Market through the Bond Connect Program. Certain Funds may invest in China onshore bonds traded on the China Interbank Bond Market ("CIBM") through the China - Hong Kong Bond Connect Program ("Bond Connect"). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risks of settlement delays and counterparty default of the China custodian and Hong Kong custody agent. In addition, the Fund may have a limited ability to enforce rights as a bondholder because enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership.

Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time. If Bond Connect securities lose their eligibility for trading through Bond Connect, they may be sold but can no longer be purchased through Bond Connect.

Because Bond Connect trades are settled in RMB, a fund investing through Bond Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

Market volatility and potential lack of liquidity due to low trading volume of certain bonds on the CIBM may result in prices of such bonds fluctuating significantly, exposing the Fund to liquidity and volatility risks. The bid-ask spreads of the prices of such securities may be large, and the Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded on the CIBM may be difficult or impossible to sell, which may impact the Fund's ability to acquire or dispose of such securities at their expected prices.

Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. Trading through Bond Connect is performed through newly developed trading platforms and operational systems, and in the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. There can be no assurance as to Bond Connect's continued existence or whether future developments regarding Bond Connect (including further interpretation and guidance provided by regulators in Hong Kong and China) may restrict or adversely affect the Fund's investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund.

Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under "Foreign Securities". Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities,

12

both of which are generally below investment grade, are sometimes referred to as "Brady Bonds." The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor's ability or willingness to service its debts.

Foreign Exchange Transactions. Each Fund that may invest in foreign currency-denominated securities has the authority to purchase and sell put and call options on foreign currencies (foreign currency options), foreign currency futures contracts and related options, currency-related swaps and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (see Forward Foreign Currency Contracts). The use of these instruments may result in a loss to a Fund if the counterparty to the transaction (particularly with respect to OTC derivatives, as discussed further below) does not perform as promised, including because of such counterparty's bankruptcy or insolvency.

The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.

A Fund will generally engage in foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. The Funds may also use foreign currency options, forward foreign currency contracts, foreign currency futures contracts and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Open positions in forward foreign currency contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.

A Fund may purchase and sell foreign currency futures contracts and purchase and write foreign currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write foreign currency options in connection with foreign currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most foreign currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures contracts are similar to those of futures contracts relating to securities or indices (see Futures Contracts). Foreign currency futures contracts' values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund's investments.

Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco's or the Sub- Advisers' predictions regarding the movement of foreign currency or securities markets prove inaccurate.

Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see "Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions."

13

Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC), non-deliverable foreign exchange forwards and OTC foreign exchange options are considered "swaps." These instruments are therefore included in the definition of "commodity interests" for purposes of determining whether the Funds' service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public facilities. For more information, see "Forward Foreign Currency Contracts" and "Swaps."

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.

Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Investments in foreign mutual funds may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however investments in foreign mutual funds are subject to limits under the Investment Company Act.

Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Unless a Fund makes an election with respect to its investment in a PFIC, which election may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide a Fund with all information required to report, or make an election with respect to, such investment.

A foreign issuer will not be treated as a PFIC with respect to a shareholder if such issuer is a controlled foreign corporation for U.S. federal income tax purposes ("CFC") and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the shareholder generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC's income, whether or not the CFC distributes such shareholder's share of such amounts to it. Under proposed regulations, such income will be considered "qualifying income" for purposes of a shareholder's qualification as a regulated investment company only to the extent such income is timely distributed to that shareholder.

Additional risks of investment in other investment companies are described under "Other Investment Companies."

Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans and debt securities made to and issued by non-U.S. borrowers in which the Funds invest will be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and the borrower will meet the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to and issued by U.S. borrowers with significant non-U.S. dollar-denominated revenues; provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Funds in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps.

14

Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker's acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee dollar Obligations), or (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Invesco Oppenheimer V.I. Government Money Fund may invest in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations as follows: (a) Eurodollar Obligations (as defined below), if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee Dollar Obligations (as defined below), if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Such investments are limited to the investment restrictions of the Fund as a government money market fund.

Exchange-Traded Funds

Exchange-Traded Funds (ETFs). Most ETFs are registered under the 1940 Act as investment companies, although others may not be registered as investment companies and are registered as commodity pools. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under "Other Investment Companies." ETFs have management fees, which increase their cost. Each Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco Capital Management LLC (Invesco Capital). Invesco, the Sub-Advisers and Invesco Capital are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.

Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the performance of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index. Some ETFs are actively managed and instead of replicating a particular index, they seek to outperform it or outperform a basket of securities or price of a commodity or currency. Only Authorized Participants (APs) may engage in creation or redemption transactions directly with ETFs. ETF shares are sold and redeemed by APs at net asset value only in large blocks called creation units and redemption units, respectively. Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for ETF shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an ETF and no other AP is able to step forward to create or redeem units of an ETF, an ETF's shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts and/or delisting. ETF shares may be purchased and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

15

Exchange-Traded Notes

Exchange-Traded Notes (ETNs). ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs (directly or through its respective Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund or its respective Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how a Fund or its respective Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Debt Investments

U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations.

U.S. Government obligations may be: (i) supported by the full faith and credit of the U.S. Treasury,

(ii)supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S.

16

Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi- annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation related bonds may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in other types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. Each Fund except Invesco Oppenheimer V.I. Government Money Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies for temporary defensive purposes in

17

anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Invesco Oppenheimer V.I. Government Money Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund's dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described herein, in anticipation of or in response to adverse market, economic, political or other market conditions. As a result, the Fund may not achieve its investment objective.

Invesco Oppenheimer V.I. Government Money Fund may experience situations where it is unable to invest money that it has received overnight such as when it receives cash inflows after the overnight repurchase markets have closed. The Fund is permitted to leave balances in its accounts with Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate the Fund for such activity, the Fund may receive compensation from BNY Mellon at an agreed upon rate.

Rule 2a-7 Requirements. As permitted by Rule 2a-7 under the 1940 Act, the Invesco Oppenheimer V.I. Government Money Fund, a money market fund, seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification and liquidity of the Fund, quality of portfolio securities, maturity of the Fund and of individual securities and liquidity of the Fund. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations with respect to Invesco Oppenheimer V.I. Government Money Fund.

As a "Government Money Market Fund" under Rule 2a-7, Invesco Oppenheimer V.I. Government Money Fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, (2) must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are "collateralized fully" (i.e., backed by cash or government securities); and

(3)is not subject to a liquidity fee and/or a redemption gate on fund redemptions which might apply to other types of funds should certain triggering events specified in Rule 2a-7 occur. (In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund's policy and have the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.)

Diversification. In summary, Rule 2a-7 requires that a Fund may not invest in the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer; provided that, the Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: (a) Government Securities; (b) certain repurchase agreements; and (c) shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest). Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption Municipal Securities), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.

18

Quality. The Fund may invest only in U.S. dollar denominated securities that are "Eligible Securities" as defined in Rule 2a-7. Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that the Fund's investment adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risks to the Fund. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.

The Fund will limit investments to those which are Eligible Securities at the time of acquisition.

Liquidity. Under Rule 2a-7, a Fund must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund's obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Fund has made to shareholders. In addition, a Fund may not acquire an illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid investments. A Fund also may not acquire any security other than a Daily Liquid Asset (cash, Government Securities, other securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities) if, immediately after the acquisition the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. A Fund may not acquire any security other than a Weekly Liquid Asset (cash, direct obligations of the U.S. Government, Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 calendar days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within 5 business days and amounts receivable and unconditionally due within 5 business days on pending sales of portfolio securities) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.

Maturity. Under Rule 2a-7, the Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The maturity of a security is determined in compliance with Rule 2a-7, which for purposes of the dollar weighted average portfolio maturity permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities include commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS). Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as the FNMA and FHLMC, as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage- related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

19

In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity (GSE) wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) and are guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a GSE wholly-owned by public stockholders.

Another type of mortgage-related security issued by GSEs, such as FNMA and FHLMC, is credit risk transfer securities. GSE credit risk transfer securities are unguaranteed and unsecured fixed or floating rate general obligations issued by GSEs, which are typically issued at par and have stated final maturities. In addition, GSE credit risk transfer securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a pool of residential mortgage loans acquired by the GSE. The issuing GSE selects the pool of mortgage loans based on that GSE's eligibility criteria, and the performance of the credit risk transfer securities will be directly affected by the selection of such underlying mortgage loans.

GSE credit risk transfer securities are not directly linked to or backed by the underlying mortgage loans. Thus, although the payment of principal and interest on such securities is tied to the performance of the pool of underlying mortgage loans, in no circumstances will the actual cash flow from the underlying mortgage loans be paid or otherwise made available to the holders of the securities and the holders of the securities will have no interest in the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities will have no direct recourse to the underlying mortgage loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such a scenario.

GSE credit risk transfer securities are issued in multiple tranches, which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche will have credit exposure to the underlying mortgage loans and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the underlying mortgage loans, any prepayments by borrowers and any removals of a mortgage loan from the pool. Because credit risk exposure is allocated in accordance with the seniority of the particular tranche, principal losses will be first allocated to the most junior or subordinate tranches, thus making the most subordinate tranches subject to increased sensitivity to dramatic housing downturns. In addition, many credit risk transfer securities have collateral performance triggers (such as those based on credit enhancement, delinquencies or defaults) that could shut off principal payments to subordinate tranches.

The risks associated with an investment in GSE credit risk transfer securities will be different than the risks associated with an investment in mortgage-backed securities issued by GSEs, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans in credit risk transfer securities is transferred to investors, such as the Fund. As a result, investors in GSE credit risk transfer securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

The Funds may also invest in credit risk transfer securities issued by private entities, such as banks or other financial institutions. Credit risk transfer securities issued by private entities are structured similarly to those issued by GSEs, and are generally subject to the same types of risks, including credit, prepayment, extension, interest rate and market risks.

20

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC's assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMA and FHLMC was replaced.

Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities' mortgage-backed securities.

In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government's role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset- backed securities to enforce its security interest in the underlying assets may be limited.

If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, while the trading market for short- term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, a Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

21

Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., Series A, B, C and

Z)of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond is currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds' diversification tests.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet the FHLMC CMO's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Classes of CMOs may also include interest only securities (IOs) and principal only securities (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO.

22

When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

Collateralized Debt Obligations (CDOs). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO's securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above), CDOs are unique in that they represent different types of debt and credit risk.

Collateralized Loan Obligations (CLOs). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid investments; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Credit Linked Notes (CLNs). A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities, but some CLNs are not collateralized. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference obligation may be denominated in foreign currencies. Risks of CLNs include those risks associated with the underlying reference obligation including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be "funded" such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a CLN also bears counterparty risk or the risk that the issuer of the CLN will default or become bankrupt and not make timely payments of principal and interest on the structured security. Should the issuer default or declare bankruptcy, the CLN holder may not receive any compensation. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.

Event-Linked Bonds. The Funds may invest in "event-linked" bonds or interests in trusts and other pooled entities that invest primarily or exclusively in event-linked bonds, including entities sponsored and/or advised by the investment adviser or an affiliate.

23

Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless the event is of a certain magnitude (based on, for example, scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. The Funds may also invest in similar bonds where the Fund may lose all or a portion of its principal and additional interest if the mortality rate in a geographic area exceeds a stated threshold prior to maturity, whether or not a particular catastrophic event has occurred. Event-linked bonds include the universe of insurance-linked securities, including privately placed event-linked securities, including sidecars, collateralized reinsurance and industry loss warranties. Some of these securities are illiquid but they are event-linked in that they default as a result of an event or series of events.

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked bonds provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond's volatility.

Event-linked bonds may expose the Funds to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Funds may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organizations (NRSRO) and the Funds will only invest in event-linked bonds that meet the credit quality requirements for the Funds.

The issuers of the event-linked bonds in which the Funds will invest are generally treated as passive foreign investment companies ("PFICs") for U.S. income tax purposes.

Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposit, time deposits, and banker's acceptances from U.S. or foreign banks, as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.

Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.

Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short-term debt obligations, and are only backed by the issuing bank or corporation's promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set

24

rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds' percentage limitations for illiquid investments. Commercial instruments may not be registered with the SEC.

The Funds can invest in commercial paper if it is rated within the top three rating categories of S&P and Moody's or other rating organizations. If the paper is not rated, it may be purchased if Invesco determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments in which the Funds may invest include tender option bonds and fixed and variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as a Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders fixed rates or short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "fixed rate trust certificate" evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal payments on the Underlying Bonds. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short- term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).

All synthetic municipal instruments must meet the minimum quality standards for the Funds' investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Funds, Invesco considers the creditworthiness of the issuer of the Underlying Bond, the sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature).

Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Municipal Securities. Municipal Securities are typically debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of municipal securities are issued to obtain funding for privately operated facilities. The credit and quality of private activity debt securities are

25

dependent on the private facility or user, who is responsible for the interest payment and principal repayment.

The two major classifications of Municipal Securities are bonds and notes. Municipal bonds are municipal debt obligations in which the issuer is obligated to repay the original (or principal) payment amount on a certain maturity date along with interest. A municipal bond's maturity date (the date when the issuer of the bond repays the principal) may be years in the future. Short-term bonds mature in one to three years, while long-term bonds usually do not mature for more than a decade. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal notes also include tax, revenue notes and revenue and bond anticipation notes (discussed more fully below) of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.

Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund's yield.

Municipal debt securities may also be classified as general obligation or revenue obligations (or special delegation securities). General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue debt obligations, such as revenue bonds and revenue notes, are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax.

Another type of revenue obligation is pre-refunded bonds, which are typically issued to refinance debt. In other words, pre-refunded bonds result from the advance refunding of bonds that are not currently redeemable. The proceeds from the issue of the lower yield and/or longer maturing pre- refunding bond will usually be used to purchase U.S. Government obligations, such as U.S. Treasury securities, which are held in an escrow account and used to pay interest and principal payments until the scheduled call date of the original bond issue occurs. Like other fixed income securities, pre-refunded bonds are subject to interest rate, market, credit, and reinvestment risks. However, because pre-refunded bonds are generally collateralized with U.S. Government obligations, such pre-refunded bonds have essentially the same risks of default as a AAA-rated security. The Fund will treat such pre-refunded securities as investment-grade securities, notwithstanding the fact that the issuer of such securities may have a lower rating (such as a below-investment-grade rating) from one or more rating agencies.

Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to, fixed and variable rate securities, variable rate demand notes, municipal leases, custodial receipts, participation certificates, inverse floating rate securities, and derivative municipal securities.

Inverse Floating Rate Obligations. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations

26

will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The inverse floating rate obligations in which the Fund may invest include derivative instruments such as residual interest bonds, tender option bonds (TOBs) or municipal bond trust certificates. Such instruments are typically created by a special purpose trust (the TOB Trust) that holds long-term fixed rate bonds, which are contributed by a Fund (the "underlying security") and sells two classes of beneficial interests: short-term floating rate interests, which are sold to or held by third party investors (Floaters), and inverse floating residual interests, which are purchased by the Fund (Residuals). The Floaters have first priority on the cash flow from the bonds held by the TOB Trust and the Fund (as holder of the Residuals) is paid the residual cash flow from the bonds held by the TOB Trust. Like most other fixed-income securities, the value of inverse floating rate obligations will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floating rate obligation typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floating rate obligation while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floating rate obligation. Some inverse floating rate obligations may also increase or decrease substantially because of changes in the rate of prepayments. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity.

The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund's net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with a Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause a Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event ("liquidity shortfall"). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities' investments in, and relationships with, "covered funds", as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by a Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as "sponsors" of TOB Trusts. These duties may be performed by a third-party service provider. A Fund's expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not a Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by

27

the TOB Trust. However, as previously described, a Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the Risk Retention Rules). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust's municipal bonds. As applicable, the Funds have adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Funds' ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to a Fund, and may adversely affect the Fund's net asset value, distribution rate and ability to achieve its investment objective.

Certificates of participation (or Participation certificates) are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. These participation interests may give the purchaser an undivided interest in one or more underlying Municipal Securities. Municipal securities may not be backed by the faith, credit and taxing power of the issuer.

Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities.

Municipal Lease Obligations. Municipal lease obligations, another type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes. Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Fund's percentage limitations on illiquid investments and the risks of holding illiquid investments.

Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment. Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.

28

Municipal Securities also include the following securities:

•Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•Revenue Anticipation Debt Securities, including bonds, notes, and certificates, are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the securities. In general, they also constitute general obligations of the issuer.

•Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

•Tax-Exempt Mandatory Paydown Securities (TEMPS) are fixed rate term bonds carrying a short-term maturity, usually three to four years beyond the expected redemption. TEMPS are structured as bullet repayments, with required optional redemptions as entrance fees are collected.

•Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero-coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer's financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

•Capital Appreciation Bonds are municipal securities in which the investment return on the initial principal payment is reinvested at a compounded rate until the bond matures. The principal and interest are due on maturity. Thus, like zero coupon securities, investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks.

•Payments in lieu of taxes (also known as PILOTs) are voluntary payments by, for instance the U.S. Government or nonprofits, to local governments that help offset losses in or otherwise substitute property taxes.

•Converted Auction Rate Securities (CARS) are a structure that combines the debt service deferral feature of Capital Appreciation Bonds (CABS) with Auction Rate Securities. The CARS pay no debt service until a specific date, then they incrementally convert to conventional Auction Rate Securities. At each conversion date the issuer has the ability to call and pay down any amount of the CARS.

29

After purchase by the Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. (Moody's) or S&P Global Ratings (S&P), or another NRSRO, or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security; however, for Invesco Oppenheimer V.I. Government Money Fund, should a portfolio security cease to an Eligible Security, then the Fund will dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, by sale, exercise of any demand feature or otherwise, absent a finding by the Board of Trustees that disposal of the portfolio security would not be in the best interests of the Fund. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.

The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase. The ratings of S&P and Moody's represent their opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.

Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities.

Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Funds (except Invesco Oppenheimer V.I. Government Money Fund) have no limitation as to the maturity of municipal securities in which they may invest. The Adviser may adjust the average maturity of the Fund's portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.

The net asset value of the Fund will change with changes in the value of its portfolio securities. With fixed income municipal securities, the net asset value of a Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

Municipal Securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal securities experiencing nonpayment and a potential decrease in the net asset value of the Fund. In addition, the Fund may incur expenses to work out or restructure a distressed or defaulted security.

30

The Funds may invest in Municipal Securities with credit enhancements such as letters of credit and municipal bond insurance. The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company. If the Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. These credit enhancements do not guarantee payments or repayments on the Municipal Securities and a downgrade in the credit enhancer could affect the value of the Municipal Security.

If the IRS determines that an issuer of a Municipal Security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security's value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on Municipal Securities or otherwise adversely affect the current federal or state tax status of Municipal Securities. For example, 2017 legislation commonly known as the Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures or variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers or debt obligations of foreign issuers denominated in foreign currencies.

The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody's or an equivalent rating by another NRSRO, (ii) securities with comparable short term NRSRO ratings; or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The descriptions of debt securities ratings may be found in Appendix A.

In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:

i.general economic and financial conditions;

ii.the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and,

iii.other considerations deemed appropriate.

Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.

Non-Investment Grade Debt Obligations (Junk Bonds). Bonds rated or determined to be below investment grade (as defined above in "Investment Grade Debt Obligations") are commonly referred to as "junk bonds." Analysis of the creditworthiness of junk bond issuers is more complex than that of investment grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment grade bonds. Descriptions of debt securities ratings are found in Appendix A.

31

The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer's other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher- rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund's shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Floating Rate Corporate Loans and Corporate Debt Securities. Floating rate loans consist generally of obligations of companies and other entities (collectively, borrower) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Floating rate loans are often obligations of borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.

Floating rate loans may include both term loans, which are generally fully funded at the time of the Fund's investment, and revolving loans, which may require the Fund to make additional investments in the loans as required under the terms of the loan agreement. A revolving credit loan agreement may require the Fund to increase its investment in a loan at a time when the Fund might not otherwise have done so, even if the borrower's condition makes it unlikely that the loan will be repaid.

A floating rate loan is generally offered as part of a lending syndicate to banks and other financial institutions and is administered in accordance with the terms of the loan agreement by an agent bank who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the agreement. Typically, the agent is given broad discretion to enforce the loan agreement and is compensated by the borrower for its services.

Floating rate loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a floating rate loan previously made to a different lender or by purchase of a participation interest. If the Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means the Fund receives a return at the full interest rate for the loan. If the Fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan. At times, the Fund may be able to invest in floating rate loans only through assignments or participations.

A participation interest represents a fractional interest in a floating rate loan held by the lender selling the Fund the participation interest. In the case of participations, the Fund will not have any direct contractual relationship with the borrower, the Fund's rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund's rights upon a default.

The Fund may be subject to the credit of both the agent and the lender from whom the Fund acquires a participation interest. These credit risks may include delay in receiving payments of principal and interest paid by the borrower to the agent or, in the case of a participation, offsets by the lender's regulator against payments received from the borrower. In the event of the borrower's bankruptcy, the borrower's obligation to repay the floating rate loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.

32

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan has been historically less extensive than if the floating rate loan were registered or exchange traded.

Floating rate debt securities are typically in the form of notes or bonds issued in public or private placements in the securities markets. Floating rate debt securities will typically have substantially similar terms to floating rate loans, but will not be in the form of participations or assignments.

The floating rate loans and debt securities in which the Fund invests will, in most instances, be secured and senior to other indebtedness of the borrower. Each floating rate loan and debt security will generally be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates. The value of the collateral generally will be determined by reference to financial statements of the borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by Invesco and/or the Sub-Advisers. The value of collateral may decline after the Fund's investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. The Fund's assets may be invested in unsecured floating rate loans and debt securities or subordinated floating rate loans and debt securities, which may or may not be secured. If the borrower defaults on an unsecured loan or security, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan or security, the collateral may not be sufficient to cover both the senior and subordinated loans and securities.

Most borrowers pay their debts from cash flow generated by their businesses. If a borrower's cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or voidable, the Fund may not recover the full amount of principal and interest that is due.

A borrower must comply with certain restrictive covenants contained in the loan agreement or indenture (in the case of floating rate debt securities). In addition to requiring the scheduled payment of principal and interest, these covenants may include restrictions on the payment of dividends and other distributions to the borrower's shareholders, provisions requiring compliance with specific financial ratios, and limits on total indebtedness. The agreement may also require the prepayment of the floating rate loans or debt securities from excess cash flow. A breach of a covenant that is not waived by the agent (or lenders directly) is normally an event of default, which provides the agent and lenders the right to call for repayment of the outstanding floating rate loan or debt security.

Although loan investments are generally subject to certain restrictive covenants in favor of the investor, certain of the loans in which a Fund may invest may be issued or offered as "covenant lite" loans, which have few or no financial maintenance covenants. "Financial maintenance covenants" are those that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. These covenants are included to permit the lender to monitor the borrower's performance and declare an event of default if breached, allowing the lender to renegotiate the terms of the loan or take other actions intended to help mitigate losses. Accordingly, a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle. Although covenant lite loans contain few or no financial maintenance covenants, information necessary to monitor a borrower's financial performance may be available without covenants to lenders and the public alike, and can be used to detect such early warning signs as deterioration of a borrower's financial condition or results. When such information is available, the Adviser will seek to take appropriate actions without the help of covenants in the loans.

33

Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments and may include commitment fees, facility fees, and prepayment penalty fees. When the Fund buys a floating rate loan, it may receive a facility fee, and when it sells a floating rate loan, it may pay an assignment fee.

It is expected that the majority of floating rate loans and debt securities will have stated maturities of three to ten years. However, because floating rate loans and debt securities are frequently prepaid, it is expected that the average maturity will be three to five years. The degree to which borrowers prepay floating rate loans and debt securities, whether as a contractual requirement or at the borrower's election, may be affected by general business conditions, the borrower's financial condition and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments may result in the Funds investing in floating rate loans and debt securities with lower yields.

Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. In addition, the Fund's rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund's rights upon a default. As a result, the Fund will be subject to the credit risk of the borrower, the lender, and the agent who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the loan agreement. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Credit risks relating to the agent may include delay in receiving payments of principal and interest paid by the borrower to the agent. In the event of the borrower's bankruptcy, the borrower's obligation to repay the loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.

When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.

Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Funds anticipate that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies. Loans held by a Fund might not be considered securities for purposes of the Securities Act of 1933, as amended (the 1933 Act) or the Securities Exchange Act of 1934, as amended, (the Exchange Act) and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of those Acts.

Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (as defined above in "Investment Grade Debt Obligations") or below investment grade. However, public bank loans are not registered under the 1933 Act, and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company's capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is

34

required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid investments are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund's restrictions on illiquid investments. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

Investments in Pooled Investment Entities that Invest in Loans. The Funds can buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by Invesco or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below, or may be unrated. These investments are subject to risks applicable to loan investments, including the risk of default by the borrower, interest rate and prepayment risk. The Fund will be subject to the pooled entity 's credit risks as well as the credit risks of the underlying loans. There is a risk that a borrower of the underlying loan may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund's income may be reduced and the value of the investment in the pooled entity might also decline.

Highly Leveraged Transactions and Insolvent Borrowers. The Funds can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.

The Funds can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:

•Other creditors might convince the court to set aside a loan or the collateralization of the loan as a "fraudulent conveyance" or "preferential transfer." In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.

35

•A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.

•The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.

•The court could subordinate the Fund's rights to the rights of other creditors of the borrower under applicable law.

Delayed Draw Loans. The Funds may have obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially "unfunded" at the time the Fund invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. The Fund intends to establish a reserve against such contingent obligations by identifying on its books cash or other liquid assets. The Fund will not purchase a loan that would require the Fund to make additional loans if as a result of that purchase all of the Fund's additional loan commitments in the aggregate would cause the Fund to fail to meet any applicable asset segregation requirements.

Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund's settlement of a purchase or sale in circumstances where the dealer's corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.

This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase;

(iii)delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund's ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.

The Loan Syndications and Trading Association (the "LSTA") has promulgated a "delay compensation" provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer's account after the seventh business day following the trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating "buy-in/sell-out" provisions that allow a party to enter into a "cover" trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day).

To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other

36

financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal is determined by a reference instrument.

Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a reference instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to a Fund.

U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund's demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds' percentage limitation for illiquid investments.

Other Investments

Real Estate Investment Trusts (REITs). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interest therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Investments in REITs may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks

37

related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.

In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.

Furthermore, for tax reasons, a REIT may impose limits on how much of its securities any one investor may own. These ownership limitations (also called "excess share provisions") may be based on ownership of securities by multiple funds and accounts managed by the same investment adviser and typically result in adverse consequences (such as automatic divesture of voting and dividend rights for shares that exceed the excess share provision) to investors who exceed the limit. A REIT's excess share provision may result in a Fund being unable to purchase (or otherwise obtain economic exposure to) the desired amounts of certain REITs. In some circumstances, a Fund may seek and obtain a waiver from a REIT to exceed the REIT's ownership limitations without being subject to the adverse consequences of exceeding such limit were a waiver not obtained, provided that the Fund complies with the provisions of the waiver.

Other Investment Companies. Unless otherwise indicated in this SAI or a Fund's prospectus, each Fund may purchase shares of other investment companies, including ETFs. The 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).

When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

In December 2018, the SEC issued a proposed rulemaking package related to investments in other investment vehicles that, if adopted, could require certain Funds to adjust their investments accordingly. These adjustments may have an impact on the Funds' investment performance, strategy and process as well as those of the underlying investment vehicles.

Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

Master Limited Partnership (MLPs). MLPs generally are limited partnerships (or limited liability companies), the common units of which are listed and traded on a national securities exchange or over- the-counter. MLPs generally have two classes of partners, the general partner and the limited partners.

38

The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. The general partner also generally receives a larger portion of the net income as incentive. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company's success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution (MQD) prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions). Common unit holders typically have arrearage rights if the minimum quarterly distribution is not met. In the event of liquidation, MLP common unit holders have first right to the partnership's remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.

The general partner or managing member interest in an MLP is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder's investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights (IDRs), which provide them with an increasing share of the entity's aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Incentive distributions to a general partner are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership's cash flow and increase distributions to the limited partners. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP's quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.

Some companies in which the Funds may invest have been organized as limited liability companies (MLP LLCs). Such MLP LLCs generally are treated in the same manner as MLPs for federal income tax purposes (i.e., generally taxed as partnerships). MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market

39

liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

There are also certain tax risks undertaken by the Fund when it invests in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund's investment in the MLP and lower income to the Fund. Also, to the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Greenfield Projects. Greenfield projects are energy-related projects built by private joint ventures formed by energy infrastructure companies. Greenfield projects may include the creation of a new pipeline, processing plant or storage facility or other energy infrastructure asset that is integrated with the company's existing assets. Greenfield projects involve less investment risk than typical private equity financing arrangements. The primary risk involved with greenfield projects is execution risk or construction risk. Changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles all can increase construction costs. Financing risk exists should changes in construction costs or financial markets occur. Regulatory risk exists should changes in regulation occur during construction or the necessary permits are not secured prior to beginning construction.

Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, a Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Risks of defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Funds in defaulted securities generally will also be considered illiquid investments subject to the limitations described herein, except as otherwise may be determined under the Trust's applicable policies and procedures.

Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing a Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. A Fund's Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund's rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.

The secondary market for certain floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases, longer than seven days). Certain floating rate loans held by ag Fund might not be considered securities for purposes of the Securities Act of 1933 Act and the Securities Exchange Act of 1934 and therefore a risk exists that purchasers, such as the Funds, may not be entitled to rely on the anti-fraud provisions of those Acts.

40

For Rule 2a-7 purposes (for Invesco Oppenheimer V.I. Government Money Fund), a variable rate security, the principal amount of which is scheduled to be paid in more than 397 calendar days, that is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.

Premium securities are typically purchased at a "premium," in other words, at a price greater than the principal amount payable on maturity. A Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides a Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by a Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, a Fund will realize a loss of principal if it holds such securities to maturity.

Stripped Income Securities. Stripped income securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).

The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of the IO and PO classes may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.

Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund's investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.

In certain foreign countries, the ability of foreign entities such as a Fund to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.

Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Funds as an alternative means to access the securities market of a country. Participation notes are generally traded OTC. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they

41

seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. In addition, participation notes are subject to counterparty risk, currency risk, and reinvestment risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets. Additionally, there is a currency risk since the dollar value of a Fund's foreign investments will be affected by changes in the exchange rates between the dollar and (a) the currencies in which the notes are denominated, such as euro denominated participation notes, and (b) the currency of the country in which foreign company sits. Also, there is a reinvestment risk because the amounts from the note may be reinvested in a less valuable investment when the note matures.

Investment Techniques

Forward Commitments, When-Issued and Delayed Delivery Securities. Each Fund may purchase and sell securities on a forward commitment when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include "to be announced" (TBA) dollar roll transactions, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage-backed securities that will be delivered to fulfill the trade obligation or terms of the contract are not specifically identified at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable. No specific limitation exists as to the percentage of a Fund's assets which may be used to acquire securities on a when-issued and delayed delivery basis.

When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

Many forward commitments, when-issued and delayed delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage-backed securities, the counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates. Additionally, new regulatory rules anticipated to be effective in March 2021 will require the exchange of initial and/or variation margin between counterparties of forward settling TBA transactions involving U.S. Government agency and GSE-sponsored mortgage-backed securities.

42

Investment in these types of securities may increase the possibility that the Fund will incur shortterm gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund, and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities are effected pursuant to a collateral agreement with the seller. A Fund provides to the seller collateral consisting of cash or liquid securities in an amount as specified by the agreement upon initiation of the transaction. A Fund will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, a Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.

Short Sales. A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.

To secure its obligation to deliver the securities sold short to the broker, the Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, the Fund will earmark or segregate an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked to market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not treated as senior securities for purposes of the Fund's fundamental investment limitation on senior securities and borrowings.

Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund's potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.

Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the

43

box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short sales against the box result in a "constructive sale" and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See "Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Options, futures, forward contracts, swap agreements and hedging transactions."

Margin Transactions. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or related options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.

Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds' interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund's investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day's notice and may be repaid on any day.

Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions (defined below). Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.

If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it at an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets or when any borrowings from an Invesco Fund are outstanding.

Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to broker- dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the

44

U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco's judgment, the income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments affiliated unregistered investment companies that are compliant with Rule 2a-7 or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral.

For a discussion of tax considerations relating to lending portfolio securities, see "Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Securities lending."

Repurchase Agreements. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.

In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of the Funds' investment policies. A Fund may engage in repurchase agreements collateralized by securities that are rated investment grade and below investment grade by the requisite NRSROs or unrated securities of comparable quality, loan participations, and equities.

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines.

The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement,

45

including any accrued interest thereon. Custody of the securities will be maintained by a Fund's custodian or sub-custodian for the duration of the agreement.

The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements may be considered loans by a Fund under the 1940 Act.

No Fund will enter into a repurchase agreement that causes more than 15% of its net assets (for Invesco Oppenheimer V.I. Government Money Fund, 5% of its total assets at the time of purchase) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

Restricted and Illiquid Investments. Each Fund other than Invesco Oppenheimer V.I. Government Money Fund may may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. For purposes of the above 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder.. Invesco Oppenheimer V.I. Government Money Fund may not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid investments. For purposes of Invesco Oppenheimer V.I. Government Money Fund's 5% limitation, an illiquid investment mean an investment that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder.

Limitations on the resale of restricted investments may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund's difficulty valuing and selling illiquid investments may result in a loss or be costly to the Fund.

If a substantial market develops for a restricted investment or other illiquid investment held by a Fund, it may be treated as a liquid investment, in accordance with procedures and guidelines approved by the Board.

Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Pursuant to Rule 22e-4 under the 1940 Act, a Fund will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on illiquid investments. The determination of whether a Rule 144A security is liquid or illiquid will take into account relevant market, trading, and investment-specific considerations consistent with applicable SEC guidance. Additional factors that may be considered include: the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could increase the amount of a Fund's illiquid investments if qualified institutional buyers are unwilling to purchase such securities.

Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, a Fund continues to receive interest and principal payments on the

46

securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements are a form of leverage and involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Leverage may make the Fund's returns more volatile and increase the risk of loss. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price, if specified, or the value of proceeds received on any sale subject to the repurchase plus accrued interest. This practice of segregating assets is referred to as "cover." Reverse repurchase agreements "covered" in this manner are not treated as senior securities for purposes of the Fund's fundamental investment limitation on senior securities and borrowings. The liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund's otherwise liquid assets is used as cover or pledged to the counterparty as collateral. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Mortgage Dollar Rolls. A mortgage dollar roll (a dollar roll) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. The Fund typically enters into a dollar roll transaction to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk.

Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of the Fund's fundamental investment limitation on senior securities and borrowings.

Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of the Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser's or Sub-Adviser's ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.

Standby Commitments.

Under a standby commitment, a bank or dealer would agree to purchase, at the Fund's option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are

47

used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.

Derivatives

A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as "underlying reference assets." These underlying reference assets may include, among others, commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include, among others, swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives such as many types of swap agreements, are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and implementing rules require certain types of swaps to be traded on public facilities and centrally cleared.

Derivatives may be used for "hedging," which means that they may be used when the portfolio managers seek to protect a Fund's investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio managers seek to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of a Fund's portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors, the portfolio managers' ability to predict and understand relevant market movements.

Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and a Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets, to reduce the risks associated with derivatives, or to otherwise hold instruments that offset the Fund's current obligations under the derivatives instrument. This process is known as "cover." A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value at least sufficient to cover its current obligations under a derivative transaction or otherwise "cover" the transaction in accordance with applicable SEC guidance. If a large portion of a Fund's assets is used for cover, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund's net asset value being more sensitive to changes in the value of the related investment.

For swaps, forwards, options and futures that are contractually required to "cash-settle," the Funds set aside liquid assets in an amount equal to these Funds' respective daily mark-to-market (net) obligations, if any (i.e., the Funds' respective daily net liabilities, if any), rather than such contracts' full notional value. By setting aside assets equal to only its net obligations under cash-settled swaps, forwards, options and futures contracts, the Funds will have the ability to employ leverage to a greater extent than if the Funds were required to segregate assets equal to the full notional value of such contracts. Instruments that do not cash settle may be treated as cash settled for purposes of setting aside assets when a Fund has entered into a contractual arrangement with a third party futures commission merchant (FCM) or other counterparty to off-set the Fund's exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. The Funds reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC. The Subsidiary will comply with these asset segregation requirements to the same extent as the Invesco Oppenheimer V.I. Global Strategic Income Fund.

Commodity Exchange Act (CEA) Regulation and Exclusions:

For all Funds except Invesco Oppenheimer V.I. Global Strategic Income Fund:

48

Invesco has claimed an exclusion from the definition of a "commodity pool operator" (CPO) under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of a "commodity trading advisor" (CTA) under the CEA and the rules of the CFTC with respect to the Funds.

The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on its investments in "commodity interests." Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Funds will comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco's reliance on these exclusions, or the Funds, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which Invesco relies requires the Funds to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Funds' positions in commodity interests may not exceed 5% of the liquidation value of the Funds' portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Funds' commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Funds' portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Funds may not market themselves as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco's compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

For Invesco Oppenheimer V.I. Global Strategic Income Fund:

Invesco is registered as a CPO under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of Invesco's registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco's compliance with comparable SEC requirements. This means that for most of the CFTC's disclosure and shareholder reporting requirements applicable to Invesco as the Fund's CPO, Invesco's compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco's CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. Invesco is also registered as a CTA but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as a fund's CPO. The CFTC has neither reviewed nor approved the Fund, its investment strategies, its prospectus or this SAI.

General risks associated with derivatives:

The use by the Funds of derivatives may involve certain risks, as described below:

Counterparty Risk: The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty's bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty's contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty's full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty's bankruptcy. The agreement may allow for netting of the

49

counterparty's obligations with respect to a specific transaction, in which case a Fund's obligation or right will be the net amount owed to or by the counterparty. A Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty. If a counterparty's creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to a Fund.

A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund's net assets determined on the date the transaction is entered into or as otherwise permitted by law.

Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund segregates or earmarks assets or otherwise covers transactions that may give rise to leverage. Leverage may cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Funds do not segregate or otherwise cover investments in derivatives with economic leverage.

Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to a Fund.

Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.

Risks of Potential Increased Regulation of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund's use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund's ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund's ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund's investments and cost of doing business.

Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.

Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see "Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions."

50

General risks of hedging strategies using derivatives:

The use by the Funds of hedging strategies involves special considerations and risks, as described below.

Successful use of hedging transactions depends upon Invesco's and the Sub-Advisers' ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.

In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that a Fund is not obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Types of derivatives:

Swaps. Generally, swap agreements are contracts between a Fund and another party (the counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular asset such as an equity or debt security, commodity, currency, interest rate or index, calculated with respect to a "notional amount." The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a "basket" of securities representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.

It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund's net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

Comprehensive swaps regulation. The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements in swap transactions; (4) regulating and monitoring swap transactions through position limits and large

51

trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as "security-based swaps," which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting party or the non-defaulting party, under certain circumstances, depending upon which of them is "in-the-money" with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the "in-the-money" party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged will not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure, it will under applicable swap regulations be required to post initial margin in addition to variation margin.

Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common credit default index swaps and certain interest rate swaps as subject to mandatory clearing and certain public trading facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.

52

In a cleared swap, a Fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund's cleared swap declines, the Fund will be required to make additional "variation margin" payments to the FCM to settle the change in value. Conversely, if the market value of the Fund's position increases, the FCM will post additional "variation margin" to the Fund's account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund's investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Commonly used swap agreements include:

Credit Default Swaps (CDS). A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the "Reference

53

Obligation"). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.

Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.

Credit Default Index Swaps (CDX). A CDX is a swap on an index of CDS. A CDX allows an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See "Debt Instruments – Mortgage-Backed and Asset-Backed Securities") rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you- go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the "equity tranche" as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

Foreign Exchange Swaps. A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of "swaps" by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps, including the mandatory clearing requirement. They are also not considered "commodity interests" for purposes of CEA Regulations and Exclusions, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC's trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.

Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange

54

restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund's swap transactions or cause a Fund's hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Interest Rate Swaps. An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by the same notional amount.

Caps, floors and collars. Other types of swaps include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor," and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Commodity Swaps. A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.

Total Return Swaps. An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.

Volatility and Variance Swaps: A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either a Fund's or the counterparty's payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party's payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. A Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset's volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by a Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Swaptions. An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return

55

of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or delivery of a cash settlement price, in the case of certain options, such as an index option and other cash-settled options). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation, to enter into a CDS or assume a position in a futures contract. Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund's net asset value being more sensitive to changes in the value of the option.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid investments. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

Types of Options:

Put Options on Securities. A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.

Call Options on Securities. A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is

56

obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.

Index Options. Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.

CDS Options. A CDS option transaction gives the buyer the right, but not the obligation, to enter into a CDS at a specified future date and under specified terms in exchange for paying a market based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

Non-Standard Options. In addition to the options described above, certain options used by the Funds may have non-standard payout structures or other features. These options, which are sometimes referred to as "exotic" options, include, but are not limited to: (i) digital options (otherwise known as binary options or all-or-nothing options), which are cash-settled options that provide for a pre-determined all-or- nothing payment if, at the time of the expiration of the contract, the price of a reference asset exceeds a particular threshold; and (ii) barrier or window barrier options, which come into existence (knock-in) or cease to exist (knock-out) if the price of a reference asset reaches a particular threshold before the contract's expiration. These options are typically traded over-the-counter (OTC) and entail all of the investment risks associated with OTC options discussed herein. In addition, due to their non-standard terms, these options may have price movements that vary markedly from those of simple put or call options. Exotic options may be more difficult to value than more standard types of options, and may be subject to greater liquidity risk. While some exotic options have fairly active markets, others are mostly thinly traded instruments. Furthermore, to the extent that the Fund uses options that provide for all-or- nothing payouts (e.g., digital options) for hedging purposes, there may be a heightened risk that the payout will not fully offset the downside risk being hedged. Certain exotic options are considered swaps, and therefore are included in the definition of "commodity interests."

Option Techniques

Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying reference asset must be sold (in the case of a call option) or purchased (in the case of a put option), if the option was structured as an American style option, because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the underlying reference asset, instead of selling or purchasing the underlying reference asset, if the option is exercised. In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying reference asset. In return for the premium

57

received for writing a put option, the Fund assumes the risk that the price of the underlying reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss.

In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the underlying reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.

If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying reference asset, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold. However, once a Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver (for a call) or purchase (for a put) the underlying reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the underlying reference asset (if cash-settled).

Purchasing Options. A Fund may purchase a put option on an underlying reference asset owned by the Fund in order to protect against an anticipated decline in the value of the underlying reference asset held by the Fund; purchase put options on underlying reference assets against which it has written other put options; or speculate on the value of an underlying reference asset index or quantitative measure. The premium paid for the put option and any transaction costs would reduce any profit realized when the underlying reference asset is delivered upon the exercise of the put option. Conversely, if the underlying reference asset does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

A Fund may purchase a call option for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. The Fund is not required to own the underlying reference asset in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the underlying reference asset at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying reference asset itself, the Fund is partially protected from any unexpected increase in the market price of the underlying reference asset. If the market price does not exceed the exercise price, the Fund could purchase the underlying reference asset on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (MMD Rate Lock) permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, a Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.

MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by a Fund. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.

58

Straddles/Spreads/Collars

Spread and straddle options transactions. In "spread" transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In "straddles," a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.

Option Collars. A "collar" position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

Rights and Warrants. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.

Futures Contracts. A futures contract is a standard binding agreement to buy or sell a specified amount of a specified security, currency, or commodity, interest rate or index (or delivery of a cash settlement price, in the case of certain futures such as an index future, Eurodollar Future or volatility future) for a specified price at a designated date, time and place (collectively, futures contracts). A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.

The Funds will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets, including exempt boards of trade and electronic trading facilities, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the CEA and by the CFTC. Foreign futures exchanges or exempt markets and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. In addition, futures contracts that are traded on non- U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" above.

Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. "Margin" for a futures contract is the amount of funds that must be deposited by a Fund in order to initiate futures contracts trading and

59

maintain its open positions in futures contracts. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure the Fund's performance under the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

Subsequent payments, called "variation margin," received from or paid to the FCM through which a Fund enters into the futures contract will be made on a daily basis as the futures price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

In addition, if a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Pursuant to federal securities laws and regulations, a Fund's use of futures contracts may require the Fund to set aside assets to reduce the risks associated with using futures contracts. This process is described in more detail above in the section "Derivatives."

Types of Futures Contracts:

Commodity Futures: A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of a Fund's shares may be subject to greater volatility to the extent it invests in commodity futures.

Currency Futures. A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund.

A Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon

60

notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.

Index Futures. An index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of securities comprising the index is made. Index futures can be based on stock, bond, or other indices. Such indices cannot be purchased or sold directly.

Interest Rate Futures. An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and Eurodollar futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (LIBOR), which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.

On July 27, 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on a Fund or the instruments in which a Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

Dividend Futures: A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.

Security Futures. A security futures contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price.

Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account.

Forward Foreign Currency Contracts. A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified price at a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

61

At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, a Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

The Funds will comply with guidelines established by the SEC with respect to "cover" requirements of forward foreign currency contracts (See Derivatives above).

With respect to forward foreign currency contracts that are contractually required to "cash-settle" (i.e., a non-deliverable forward (NDF) or the synthetic equivalent thereof), however, a Fund may set aside liquid assets in an amount equal to the Fund's daily mark-to-market obligation (i.e., the Fund's daily net liabilities, if any), rather than the contract's full notional value. By setting aside assets equal to its net obligations under forward foreign currency contracts that are cash-settled or treated as being cash- settled, the Funds will have the ability to employ leverage to a greater extent than if the Funds were required to segregate assets equal to the full notional value of such contracts. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of "commodity interests." Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see "Swaps" and "Risks of Potential Increased Regulation of Derivatives." Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of "commodity interests." However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund's ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.

The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on the principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Investment in the Wholly-Owned Subsidiary. Invesco Oppenheimer V.I. Global Strategic Income Fund may invest up to 25% of its total assets in its wholly-owned and controlled Subsidiary. The Fund's Subsidiary invests in Regulation S securities. As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.

The Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of that Act. The Fund, as sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly- owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The

62

Fund's Trustees have oversight responsibility for the investment activities of the Fund, including its investments in the Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Funds.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, could result in the inability of the Fund or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Fund's shareholders would likely suffer decreased investment returns.

Risks of Investing in Regulation S Securities (Invesco Oppenheimer V.I. Global Strategic Income Fund only). Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Receipt of Issuer's Nonpublic Information

The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Adviser to cause a Fund to buy or sell securities of the issuer on behalf of the Fund for substantial periods of time. This may impact a Fund's ability to realize profit or avoid loss with respect to the issuer and may adversely affect a Fund's flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing a Fund and possibly impacting Fund performance.

Business Continuity and Operational Risk

The Adviser, the Funds and the Funds' service providers may experience disruptions or operating errors, such as processing errors or human errors, inadequate or failed internal or external processes, systems or technology failures, or other disruptive events, that could negatively impact and cause disruptions in normal business operations of the Adviser, the Funds or the Funds' service providers. The Adviser has developed a Business Continuity Program (the "Program") designed to minimize the disruption of normal business operations in the event of an adverse incident affecting the Funds, the Adviser and/or its affiliates. The Program is also designed to enable the Adviser to reestablish normal business operations in a timely manner during such an adverse incident; however, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and, under some circumstances (e.g. natural disasters, terrorism, public health crises, power or utility shortages and failures, system failures or malfunctions), the Adviser, its affiliates, and any service providers or vendors used by the Adviser, its affiliates, or the Funds could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances could cause disruptions and negatively impact the Funds' service providers and the Funds' business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate a Fund's net asset value and price the Fund's investments, and impediments to trading portfolio securities.

63

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

Fund Policies

Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

(1)The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act Laws and Interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the 1940 Act Laws, Interpretations and Exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

(2)The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

(3)The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(4)The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its

64

investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to Invesco Oppenheimer V.I. Government Money Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

(5)The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(6)The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

(7)The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

(8)The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

Explanatory Note

For purposes of the Fund's fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund's industry concentration policy.

For purposes of the Fund's fundamental restriction related to physical commodities above, the Fund is currently permitted to invest in futures, swaps and other instruments on physical commodities to the extent disclosed in the Fund's Prospectus or SAI.

Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.

(1)In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for Invesco Oppenheimer V.I. Government Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of

65

its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except, in the case of Invesco Oppenheimer V.I. Government Money Market Fund, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

(2)In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3)Notwithstanding the fundamental restriction with regard to investing all assets in an open- end fund, each Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund.

(4)In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. The Invesco Oppenheimer V.I. Government Money Fund, in complying with the fundamental restriction regarding industry concentration, may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry and may invest over 25% of its assets in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, and (iii) bank instruments.

(5)In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.

(6)The following apply:

(a)Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of mid-cap issuers.

(b)Invesco Oppenheimer V.I. Government Money Fund invests, under normal market conditions, at least 80% of its assets in government securities and repurchase agreements that are collateralized by government securities.

66

(c)Invesco Oppenheimer V.I. Main Street Small Cap Fund invests, under normal market conditions, at least 80% of its assets in securities of small-cap companies.

(d)Invesco Oppenheimer V.I. Total Return Bond Fund invests, under normal market conditions, at least 80% of its assets in investment-grade debt securities.

For purposes of the foregoing, "assets" means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund's 80% policy described above for a Fund may also be counted towards that Fund's 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

Portfolio Turnover

Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. The following Funds experienced significant variation in portfolio turnover during the two most recently completed fiscal years ended December 31.

Fund	2019	2018
Invesco Oppenheimer V.I. Capital Appreciation Fund*	73%	27%
Invesco Oppenheimer V.I. Global Strategic Income Fund**	134%	68%
Invesco Oppenheimer V.I. International Growth Fund***	51%	25%

*Portfolio turnover increased as a result of changes to the management team.

**Portfolio turnover increased as a result of market conditions and changes in Invesco's investment outlook.

***Portfolio turnover increased as a result of increased purchases in 2019.

Policies and Procedures for Disclosure of Fund Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below. As used in the Holdings Disclosure Policy and throughout the SAI, the term "portfolio holdings information" includes information with respect to the portfolio holdings of a Fund, including holdings that are derivatives and holdings held as short positions. Information generally excluded from "portfolio holdings information" includes, without limitation, (i) descriptions of allocations among asset classes, regions, countries, industries or sectors; (ii) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (iii) performance attributions by asset class, country, industry or sector; (iv) aggregated risk statistics, analysis and simulations, such as stress testing; (v) the characteristics of the stock and bond components of a Fund's portfolio holdings and other investment positions; (vi) the volatility characteristics of a Fund; (vii) information on how various weightings and factors contributed to Fund performance; (viii) various financial characteristics of a Fund or its underlying portfolio investments; and (ix) other information where, in the reasonable belief of the Funds' Chief Compliance Officer (or a designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable Fund.

67

General Disclosures

The Holdings Disclosure Policy permits Invesco to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares directly or indirectly to life insurance company separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Holdings Disclosure Policy authorizes Invesco to disclose, pursuant to the following table, the Funds' portfolio holdings information on a non-selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest directly and indirectly in the Funds and with which the Funds have entered into participation agreements (Insurance Companies) and Invesco has entered into a nondisclosure agreement:

All Funds other than Invesco Oppenheimer V.I. Government Money Fund

Disclosure	Date Available/Lag
Month-end top ten holdings	Available 10 days after month-end
(Holdings as of June 30 available July 10)
Calendar quarter-end complete holdings	Available 25 days after calendar quarter-end
(Holdings as of June 30 available July 25)
Fiscal quarter-end complete holdings	Available 55 days after fiscal quarter-end
(Holdings as of June 30 available August 24)

68

Invesco Oppenheimer V.I. Government Money Fund

	Approximate Date of	Information Remains
Information	Website Posting	Available on Website
Weighted average maturity information,	Next business day	Until posting of the
thirty-day, seven-day and one-day yield		following business
information; daily dividend factor and total		day's information
net assets
With respect to the Fund and each class of	Fifth business day	Not less than six months
redeemable shares thereof:	of the month
(as of the last business
•The dollar-weighted average	day or subsequent
portfolio maturity	calendar day of the
preceding month)
•The dollar-weighted average
portfolio maturity determined
without reference to interest rate
readjustments
With respect to each security held by the
Fund:
•The name of the issuer
•The category of investment (as
such categories are provided in
Rule 2a-7 and under Invesco's
Procedures for Money Market
Funds Operating Under Rule 2a-
7)
•CUSIP number (if any)
•Principal amount
•Maturity date by taking into
account the maturity shortening
provisions in Rule 2a-7
•Maturity date determined without
reference to the exceptions
regarding interest rate
readjustments
•Coupon or yield
•Value

69

The percentage of the Fund's total assets	Each business day	Six months
(as such term is defined in Rule 2a-7)	as of the end of
invested in daily liquid assets; the	the preceding
percentage of the Fund's total assets	business day
(as such term is defined in Rule 2a-7)
invested in weekly liquid assets; and
the Fund's net inflows and outflows
Complete portfolio holdings, and	One day after month-end	Until posting of
information derived there from,	or any other period,	the fiscal quarter holdings
as of month-end or as of some	as may be determined	for the months included
other period determined by the	by the Adviser in	in the fiscal quarter
Adviser in its sole discretion	its sole discretion
Complete portfolio holdings as	60-70 days after fiscal	For one year
of fiscal quarter-end	quarter-end

Selective Disclosures

Selective Disclosure to Insurance Companies. The Holdings Disclosure Policy permits Invesco to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to five days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that Invesco posts the same information. The Holdings Disclosure Policy incorporates the Board's determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company's dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. Invesco does not post the portfolio holdings of the Funds to its website. Not all Insurance Companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the Insurance Company that issued your variable annuity or variable life insurance policy.

Upon request, Invesco may also disclose certain portfolio holding characteristic information (but not actual portfolio holdings) to Insurance Companies that hold shares in the Funds. Invesco makes such information available to such Insurance Companies prior to the release of full portfolio holdings information pursuant to confidentiality agreements.

Selective disclosure of portfolio holdings information pursuant to non-disclosure agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings information on a selective basis only if Invesco approves the parties to whom disclosure of non-public full portfolio holdings information will be made. Invesco must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund's shareholders. In making such determination, Invesco will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings information by

(1)overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (Advisers Act)) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board receives reports on the specific types of situations in which Invesco proposes to provide such selective disclosure, and the

70

situations where providing selective disclosure raises perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates. In any specific situation where Invesco addresses a perceived conflict, Invesco will report to the Board on the persons to whom such disclosures are to be made and the treatment of such conflict before agreeing to provide selective disclosure.

Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the funds advised by Invesco (the Invesco Funds):

•Attorneys and accountants;

•Securities lending agents;

•Lenders to the Invesco Funds;

•Rating and rankings agencies;

•Persons assisting in the voting of proxies;

•Invesco Funds' custodians;

•The Invesco Funds' transfer agent(s) (in the event of a redemption in kind);

•Pricing services, market makers, or other fund accounting software providers (to determine the price of investments held by an Invesco Fund);

•Brokers identified by the Invesco Funds' portfolio management team who provide execution and research services to the team; and

•Analysts hired to perform research and analysis for the Invesco Funds' portfolio management team.

•Insurance Companies which receive portfolio holdings information before Invesco posts portfolio holdings information to Invesco's website (to allow such Insurance Companies to post portfolio holdings information to their websites at approximately the same time that Invesco posts portfolio holdings information to Invesco's website).

In many cases, Invesco will disclose current portfolio holdings information on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings information will maintain the confidentiality of such portfolio holdings information and will not trade on such information (non-disclosure agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings information on an ongoing basis.

Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Invesco Funds, and where there is no other way to transact the Funds' business without disclosure of such portfolio holdings information.

The Holdings Disclosure Policy provides that the Funds, Invesco or any other party in connection with the disclosure of portfolio holdings information will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.

71

Disclosure of certain portfolio holdings information without non-disclosure agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings information as part of the day-to-day operations of the Funds.

From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio investments or may state that a Fund has recently purchased or sold one or more investments. The investments subject to these views and statements may be ones that were purchased or sold since the date on which portfolio holdings information was made available on the Fund's website and therefore may not be reflected on the portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan and their advisers. The nature and content of the views and statements provided to each of these persons may differ.

Disclosure of portfolio holdings information to traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the investments held by a Fund when purchasing and selling investments through broker-dealers, futures commissions merchants, clearing agencies and other counterparties, requesting bids on investments, obtaining price quotations on investments, or in connection with litigation involving the Funds' portfolio investments. Invesco does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.

Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.

MANAGEMENT OF THE TRUST

Board of Trustees

The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.

Interested Persons

Martin L. Flanagan, Trustee and Vice Chair

Martin L. Flanagan has been a member of the Board of Trustees and Vice Chair of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.

Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co- chief executive officer from January 2004 to July 2005. Previously he had been Franklin's co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.

Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.

72

Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.

The Board believes that Mr. Flanagan's long experience as an executive in the investment management area benefits the Funds.

Independent Trustees

Bruce L. Crockett, Trustee and Chair

Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees and their predecessor funds since 2004.

Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.

Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of ALPS (Attorneys Liability Protection Society) and Ferroglobe PLC (metallurgical company) and he is a life trustee of the University of Rochester Board of Trustees. He is a member of the Audit Committee of Ferroglobe PLC.

The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.

David C. Arch, Trustee

David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.

Mr. Arch is the Chairman of Blistex Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers' Association and a member of the World Presidents' Organization.

The Board believes that Mr. Arch's experience as the CEO of a public company and his experience with investment companies benefits the Funds.

Beth Ann Brown, Trustee

Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.

Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and as an Independent Consultant since September 2012. Since 2013, she has also served as Director, Vice President (through 2019) and President (since 2019) of Grahamtastic Connection, a non-profit organization.

Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations and Managing Director, Head of National Accounts. She also served as Senior Vice President, National

73

Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc.

From 2014 and 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and also served as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.

The Board believes that Ms. Brown's experience in financial services and investment management and as a director of other investment companies benefits the Funds.

Jack M. Fields, Trustee

Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.

Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the SEC. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.

Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group, Inc. in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs. He is also a member of the Board of Directors of Baylor College of Medicine.

Mr. Fields also served as a Director of Insperity, Inc. (formerly known as Administaff), a premier professional employer organization with clients nationwide until 2015. In addition, Mr. Fields serves as Chairman and sits on the Board of Discovery Learning Alliance, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.

The Board believes that Mr. Fields' experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

Cynthia Hostetler, Trustee

Cynthia Hostetler has been a member of the Board of Trustees of the Invesco Funds since 2017.

Ms. Hostetler is currently a member of the board of directors of the Vulcan Materials Company, a public company engaged in the production and distribution of construction materials, Trilinc Global Impact Fund LLC, a publicly registered non-traded limited liability company that invests in a diversified portfolio of private debt instruments, and Genesee & Wyoming, Inc., a public company that owns and operates railroads worldwide. Ms. Hostetler also serves on the board of governors of the Investment Company Institute and is a member of the governing council of the Independent Directors Council, both of which are professional organizations in the investment management industry.

Previously, Ms. Hostetler served as a member of the board of directors/trustees of Aberdeen Investment Funds, a mutual fund complex, and Edgen Group Inc., a public company that provides products and services to energy and construction companies, from 2012 to 2013, prior to its sale to Sumitomo.

From 2001 to 2009 Ms. Hostetler served as Head of Investment Funds and Private Equity at Overseas Private Investment Corporation ("OPIC"), a government agency that supports US investment in the emerging markets. Ms. Hostetler oversaw a multi-billion dollar investment portfolio in private equity funds. Prior to joining OPIC, Ms. Hostetler served as President and member of the board of directors of First Manhattan Bancorporation, a bank holding company, and its largest subsidiary, First Savings Bank, from 1991 to 2001.

74

The Board believes that Ms. Hostetler's knowledge of financial services and investment management, her experience as a director of other companies, including a mutual fund complex, her legal background, and other professional experience gained through her prior employment benefit the Funds.

Dr. Eli Jones, Trustee

Dr. Eli Jones has been a member of the Board of Trustees of the Invesco Funds since 2016.

Dr. Jones is the dean of the Mays Business School at Texas A&M University and holder of the Peggy Pitman Mays Eminent Scholar Chair in Business. Dr. Jones has served as a director of Insperity, Inc. since April 2004 and is chair of the Compensation Committee and a member of the Nominating and Corporate Governance Committee. Prior to his current position, from 2012-2015, Dr. Jones was the dean of the Sam M. Walton College of Business at the University of Arkansas and holder of the Sam M. Walton Leadership Chair in Business. Prior to joining the faculty at the University of Arkansas, he was dean of the E. J. Ourso College of Business and Ourso Distinguished Professor of Business at Louisiana State University from 2008 to 2012; professor of marketing and associate dean at the C.T. Bauer College of Business at the University of Houston from 2007 to 2008; an associate professor of marketing from 2002 to 2007; and an assistant professor from 1997 until 2002. He taught at Texas A&M University for several years before joining the faculty of the University of Houston. Dr. Jones served as the executive director of the Program for Excellence in Selling and the Sales Excellence Institute at the University of Houston from 1997 to 2007. Before becoming a professor, he worked in sales and sales management for three Fortune 100 companies: Quaker Oats, Nabisco, and Frito-Lay. Dr. Jones is a past director of Arvest Bank. He received his Bachelor of Science degree in journalism in 1982, his MBA in 1986 and his Ph.D. in 1997, all from Texas A&M University.

The Board believes that Dr. Jones' experience in academia and his experience in marketing benefits the Funds.

Elizabeth Krentzman, Trustee

Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.

Ms. Krentzman currently serves as a member of the Board of Trustees of the University of Florida National Board Foundation. She is a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman is also a member of the Board of Trustees and Audit Committee of the University of Florida Law Center Association, Inc.

Previously, Ms. Krentzman served as a member of the Audit Committee of the University of Florida National Board Foundation. Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.

From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1987 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and as an Associate at Ropes & Gray LLP.

The Board believes that Ms. Krentzman's legal background, experience in financial services and accounting and as a director of other investment companies benefits the Funds.

75

Anthony J. LaCava, Jr., Trustee

Anthony J. LaCava, Jr. has been a member of the Board of Trustees of the Invesco Funds since

2019.

Previously, Mr. LaCava served as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.

Mr. LaCava retired after a 37-year career with KPMG LLP ("KPMG") where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate, manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board's audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG's New England practice.

Mr. LaCava currently serves as Chairman of the Business Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.

The Board believes that Mr. LaCava's experience in audit and financial services benefits the

Funds.

Dr. Prema Mathai-Davis, Trustee

Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since

1998.

Previously, Dr. Mathai-Davis served as co-founder and partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform).

Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.

The Board believes that Dr. Mathai-Davis' extensive experience in running public and charitable institutions benefits the Funds.

Joel W. Motley, Trustee

Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.

Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He has been a member of the Vestry of Trinity Wall Street since 2011 and has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since January 2002.

Mr. Motley also serves as a member of the Council on Foreign Relations and its Finance and Budget Committee. He is a member of the Investment Committee and is Chairman Emeritus of the Board

76

of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley, a non-profit cultural organization.

Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation, a bioethics research foundation, and as a Director of Friends of the LRC, a South Africa legal services foundation.

Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor, and served as a Director of Columbia Equity Financial Corp., a privately-held financial advisor, from 2002 to 2007.

The Board believes that Mr. Motley's experience in financial services and as a director of other investment companies benefits the Funds.

Teresa M. Ressel, Trustee

Teresa M. Ressel has been a member of the Board of Trustees of the Invesco Funds since 2017.

Ms. Ressel has previously served across both the private sector and the U.S. government. Formerly, Ms. Ressel served from 2004 to 2012 in various capacities at UBS AG, including most recently as Chief Executive Officer of UBS Securities LLC, a broker-dealer division of UBS Investment Bank, and Group Chief Operating Officer of the Americas group at UBS AG. In these roles, Ms. Ressel managed a broad array of operational risk controls, supervisory control, regulatory, compliance, and logistics functions covering the United States and Canada, as well as banking activities covering the Americas.

Between 2001 and 2004, Ms. Ressel served at the U.S. Treasury first as Deputy Assistant Secretary for Management and Budget and then as Assistant Secretary for Management and Chief Financial Officer. Ms. Ressel was confirmed by the U.S. Senate and handles a broad array of management duties including finance & accounting, operational risk, audit and performance measurement along with information technology and infrastructure security.

Ms. Ressel currently serves as a member of the board of directors and as a member of the audit committee of ON Semiconductor Corporation, a publicly traded technology company and a leading supplier of semiconductor-based solutions, many of which reduce global energy use. She has served on the ON Semiconductor board since 2012.

From 2014 to 2017, Ms. Ressel also served on the board of directors at Atlantic Power Corporation, a publicly traded company which owns and operates a diverse fleet of power generation across the United States and Canada.

The Board believes that Ms. Ressel's risk management and financial experience in both the private and public sectors benefits the Funds.

Ann Barnett Stern, Trustee

Ann Barnett Stern has been a member of the Board of Trustees of the Invesco Funds since 2017.

Ms. Stern is currently the President and Chief Executive Officer of Houston Endowment Inc., a private philanthropic institution. She has served in this capacity since 2012. Formerly, Ms. Stern served in various capacities at Texas Children's Hospital from 2003 to 2012, including General Counsel and Executive Vice President.

Ms. Stern is also currently a member of the Dallas Board of the Federal Reserve Bank of Dallas, a role she has held since 2013.

77

The Board believes that Ms. Stern's knowledge of financial services and investment management and her experience as a director, and other professional experience gained through her prior employment benefit the Funds.

Robert C. Troccoli, Trustee

Robert C. Troccoli has been a member of the Board of Trustees of the Invesco Funds since 2016.

Mr. Troccoli retired in 2010 after a 39-year career with KPMG LLP. From 2013 to 2017, he was an adjunct professor at the University of Denver's Daniels College of Business.

Mr. Troccoli's leadership roles during his career with KPMG included managing partner and partner in charge of the Denver office's Financial Services Practice. He served regulated investment companies, investment advisors, private partnerships, private equity funds, sovereign wealth funds, and financial services companies. Toward the end of his career, Mr. Troccoli was a founding member of KPMG's Private Equity Group in New York City, where he served private equity firms and sovereign wealth funds. Mr. Troccoli also served mutual fund clients along with several large private equity firms as Global Lead Partner of KPMG's Private Equity Group.

The Board believes that Mr. Troccoli's experience as a partner in a large accounting firm and his knowledge of investment companies, investment advisors, and private equity firms benefits the Funds.

Daniel S. Vandivort, Trustee

Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex.

Mr. Vandivort is currently Treasurer, Chairman of the Audit and Finance Committee and Trustee of the Board of Trustees at Huntington Disease Foundation of America. He also serves as President of Flyway Advisory Services LLC, a consulting and property management company.

Previously, Mr. Vandivort served as Chairman and Lead Independent Director, Chairman of the Audit Committee and Director of Value Line Funds from 2008 through 2014.

The Board believes that Mr. Vandivort's experience in financial services and investment management and as a director of other investment companies benefits the Funds.

James D. Vaughn, Trustee

James D. Vaughn has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2012 to 2019, Mr. Vaughn served on the boards of certain investment companies in the Oppenheimer Funds complex.

Prior to his retirement, Mr. Vaughn served as managing partner of the Denver office of Deloitte & Touche LLP, and held various positions in the Denver and New York offices of Deloitte & Touche LLP during his 32 year career.

Mr. Vaughn has served as a Board member and Chairman of the Audit Committee of AMG National Trust Bank since 2005. He also serves as a Trustee and member of the Investment Committee of the University of South Dakota Foundation. In addition, Mr. Vaughn has served as a Board member, Audit Committee member and past Board Chair of Junior Achievement since 1993.

Previously, Mr. Vaughn served as Trustee and Chairman of the Audit Committee of Schroder Funds from 2003 to 2012. He also previously served as a Board Member of Mile High United Way, Boys

78

and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network.

The Board believes that Mr. Vaughn's experience in financial services and accounting and as a director of other investment companies benefits the Funds.

Christopher L. Wilson, Trustee, Vice Chair and Chair Designate

Christopher L. Wilson has been a member of the Board of Trustees of the Invesco Funds since 2017. He has served as Chair Designate since March 27, 2019 and Vice Chair since June 10, 2019.

Mr. Wilson started a career in the investment management business in 1980. From 2004 to 2009, Mr. Wilson served as President and Chief Executive Officer of Columbia Funds, a mutual fund complex with over $350 billion in assets. From 2009 to 2017, Mr. Wilson served as a Managing Partner of CT2, LLC, an early stage investing and consulting firm for start-up companies.

From 2014 to 2016, Mr. Wilson served as a member of the Board of Directors of the mutual fund company managed by TDAM USA Inc., an affiliate of TD Bank, N.A.

Mr. Wilson also currently serves as a member of the Board of Directors of ISO New England, Inc., the company that establishes the wholesale electricity market and manages the electrical power grid in New England. Mr. Wilson is currently the chair of the Audit and Finance Committee, which also oversees cybersecurity, and a member of the systems planning committee of ISO-NE, Inc. He previously served as chair of the Human Resources and Compensation Committee and was a member of the Markets Committee. He has served on the ISO New England, Inc. board since 2011.

The Board believes that Mr. Wilson's knowledge of financial services and investment management, his experience as a director and audit committee member of other companies, including a mutual fund company, and other professional experience gained through his prior employment benefit the Funds.

Management Information

The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with oversight of the Trust, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Funds. The Trust has entered into agreements with various service providers, including the Funds' investment advisers, administrator, transfer agent, distributor and custodians, to conduct the day-to-day operations of the Funds. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these arrangements on an ongoing basis.

Certain Trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust's executive officers hold similar offices with some or all of the other Trusts.

Leadership Structure and the Board of Trustees. The Board is currently composed of seventeen Trustees, including sixteen Trustees who are not "interested persons" of the Funds, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each, an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five standing committees – the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation, Distribution and Proxy Oversight Committee (the Committees), to assist the Board in performing its oversight responsibilities.

79

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, including the Senior Officer of the Trust, attorneys, and other Trustees between meetings. The Chairman also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the Trust's Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board believes that its leadership structure, including having an Independent Trustee as Chairman, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the interested Trustee who is an active officer of the Funds' investment adviser. The Board's leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Funds and their shareholders and results in effective decision-making.

Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer.

The Board also considers liquidity risk management issues as part of its general oversight responsibilities and oversees the Trust's liquidity risk through, among other things, receiving periodic reporting and presentations by Invesco personnel that address liquidity matters. As required by Rule 22e- 4 under the 1940 Act, the Board, including a majority of the Independent Trustees, has approved the Trust's Liquidity Risk Management ("LRM") Program, which is reasonably designed to assess and manage the Trust's liquidity risk, and has appointed the LRM Program Administrator that is responsible for administering the LRM Program. The Board also reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the program and assesses its adequacy and effectiveness of implementation.

The Audit Committee is apprised by, and discusses with, management its policies on risk assessment and risk management. Such discussion includes a discussion of the guidelines governing the process by which risks are assessed and managed and an identification of each Fund's major financial risk exposures. In addition, the Audit Committee meets regularly with representatives of Invesco Ltd.'s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.

The Compliance Committee receives regular compliance reports prepared by Invesco's compliance group and meets regularly with the Fund's Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee has recommended and the Board has adopted compliance policies and procedures for the Funds and for the Funds' service providers. The compliance policies and procedures are designed to detect, prevent and correct violations of the federal securities laws.

The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable to the Funds. In addition, the Governance Committee oversees an annual self-assessment of the Board and addresses governance risks, including insurance and fidelity bond matters, for the Trust.

The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Invesco Funds. In addition, Invesco's Chief Investment

80

Officers and the portfolio managers of the Funds meet regularly with the Investments Committee or its sub-committees to discuss portfolio performance, including investment risk, such as the impact on the Funds of investments in particular types of securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund's risk profile, the Board generally is consulted in advance with respect to such change.

The Valuation, Distribution and Proxy Oversight Committee monitors fair valuation of portfolio securities based on management reports that include explanations of the reasons for the fair valuation and the methodology used to arrive at the fair value.

Committee Structure

The members of the Audit Committee are Messrs. Arch, Crockett, LaCava (Chair), Troccoli and Vaughn (Vice Chair), and Mss. Hostetler, Krentzman and Ressel. The Audit Committee performs a number of functions with respect to the oversight of the Funds' accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) appointing independent registered public accountants for the Funds; (iii) to the extent required, pre-approving certain audit and permissible non-audit services;

(iv)overseeing the financial reporting process for the Funds; (v) assisting the Board with its oversight of the integrity of the Funds' financial statements and compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; and (vi) pre-approving engagements for non-audit services to be provided by the Funds' independent auditors to the Funds' investment adviser or to any of its affiliates. During the fiscal year ended December 31, 2019, the Audit Committee held seven meetings.

The members of the Compliance Committee are Messrs. Arch (Chair), Motley, Troccoli and Vaughn, and Mss. Brown, Hostetler, Krentzman and Ressel (Vice Chair). The Compliance Committee performs a number of functions with respect to compliance matters, including: (i) reviewing and making recommendations concerning the qualifications, performance and compensation of the Funds' Chief Compliance Officer; (ii) reviewing recommendations and reports made by the Chief Compliance Officer or Senior Officer of the Funds regarding compliance matters; (iii) overseeing compliance policies and procedures of the Funds and their service providers; (iv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, or the Senior Officer; (v) reviewing reports prepared by a third party's compliance review of Invesco; (vi) if requested by the Board, overseeing risk management with respect to the Funds, including receiving and overseeing risk management reports from Invesco that are applicable to the Funds and their service providers; and (vii) reviewing reports by Invesco on correspondence with regulators or governmental agencies with respect to the Funds and recommending to the Board what action, if any, should be taken by the Funds in light of such reports. During the fiscal year ended December 31, 2019, the Compliance Committee held five meetings.

The members of the Governance Committee are Messrs. Crockett, Fields (Chair), LaCava, Vandivort and Wilson, Ms. Stern (Vice Chair) and Drs. Jones and Mathai-Davis. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board and the Chair and Vice Chair of each Committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees;(iii) overseeing the annual evaluation of the performance of the Board and its Committees; (iv) considering and overseeing the selection of independent legal counsel to the Independent Trustees; (v) reviewing and approving the compensation paid to the Senior Officer; (vi) reviewing administrative and/or logistical matters pertaining to the operations of the Board; and (vii) reviewing annually recommendations from Invesco regarding amounts and coverage of primary and excess directors and officers/errors and omissions liability insurance and allocation of premiums. During the fiscal year ended December 31, 2019, the Governance Committee held eight meetings.

81

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such submitting shareholder is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year's annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Trust has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Trust.

The members of the Investments Committee are Messrs. Arch, Crockett (Chair), Fields, Flanagan, LaCava, Motley, Troccoli, Vandivort, Vaughn and Wilson (Vice Chair), Mss. Brown, Hostetler (Vice Chair), Krentzman, Ressel and Stern (Vice Chair) and Drs. Jones and Mathai-Davis. The Investments Committee's primary purposes are to assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers and to periodically review Fund performance information, information regarding the Funds' trading practices and such other reports pertaining to portfolio securities transactions and information regarding the investment personnel and other resources devoted to the management of the Funds and make recommendations to the Board, when applicable. During the fiscal year ended December 31, 2019, the Investments Committee held five meetings.

The Investments Committee has established three Sub-Committees and delegated to the Sub- Committees responsibility for, among other matters: (i) reviewing the performance of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), except to the extent the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies, performance and risks and other investment-related matters of the Designated Funds; and (iii) being familiar with the investment objectives and principal investment strategies of the Designated Funds as stated in such Designated Funds' prospectuses, and with the management's discussion of fund performance section of the Designated Funds' periodic shareholder reports.

The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Fields, Motley, Vandivort and Wilson, Mss. Brown and Stern and Drs. Jones (Vice Chair) and Mathai-Davis (Chair). The Valuation, Distribution and Proxy Oversight Committee performs a number of functions with respect to valuation, distribution and proxy voting, including: (i) reviewing reports and making recommendations to the full Board regarding the Funds' valuation methods and determinations, and annually approving and making recommendations to the full Board regarding pricing procedures; (ii) reviewing Invesco's annual report evaluating the pricing vendors, and approving and recommending that the full Board approve changes to pricing vendors and pricing methodologies; (iii) reviewing reports and making recommendations to the full Board regarding mutual fund distribution and marketing channels and expenditures; (iv) reviewing reports and making recommendations to the full Board regarding proxy voting guidelines, policies and procedures; and (v) receiving reports regarding actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing issues and, if appropriate, consulting with the Compliance Committee about such conflicts. During the fiscal year ended December 31, 2019, the Valuation, Distribution and Proxy Oversight Committee held five meetings.

82

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.

Compensation

Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and of each Committee and Sub-Committee receive additional compensation for their services.

Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2019 is found in Appendix D.

Retirement Policy

The Trustees have adopted a retirement policy that permits each Trustee to serve until December 31 of the year in which the Trustee turns 75.

Pre-Amendment Retirement Plan For Trustees

The Trustees have adopted a Retirement Plan for the Trustees who are not affiliated with the Adviser. A description of the pre-amendment Retirement Plan follows. Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a Covered Fund), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (Former Van Kampen Trustee), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.

For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee's annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee's credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee's designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.

If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee's annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit

83

does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee's termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee's designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.

If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee's years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee's years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.

Amendment of Retirement Plan and Conversion to Defined Contribution Plan

The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the Amended Plan). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee's existing retirement plan benefit as of December 31, 2013 (the Existing Plan Benefit) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the Expected Future Benefit and, together with the Existing Plan Benefit, the Accrued Benefit). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee's Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.

Deferred Compensation Agreements

Three retired Trustees, as well as Messrs. Crockett, LaCava, Motley, Troccoli, Vandivort, Vaughn and Wilson, Mss. Hostetler and Stern and Drs. Jones and Mathai-Davis (for purposes of this paragraph only, the Deferring Trustees) have each executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be

84

distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.

Code of Ethics

Invesco, the Trust, Invesco Distributors and certain of the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub- Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Certain Sub-Advisers have adopted their own Code of Ethics. Each Code of Ethics is designed to detect and prevent improper personal trading by portfolio managers and certain other employees that could compete with or take advantage of the Fund's portfolio transactions. Unless specifically noted, to the extent a Sub-Adviser has adopted its own Code of Ethics, each Sub-Adviser's Codes of Ethics does not materially differ from Invesco's Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, in the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Proxy Voting Policies

Invesco has adopted its own specific Proxy Voting Policies.

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):

Fund	Adviser/Sub-Adviser
Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Global Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Government Money Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund	Invesco Advisers, Inc.

85

Fund	Adviser/Sub-Adviser
Invesco Oppenheimer V.I. Main Street Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Total Return Bond Fund	Invesco Advisers, Inc.

Invesco (the Proxy Voting Entity) will vote such proxies in accordance with the proxy voting policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy voting policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities for the twelve months ended June 30, 2019, will be available without charge at our website, http://www.invesco.com/us. This information will also be available at the SEC website, http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and ownership of Fund shares by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Invesco serves as the Funds' investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds' day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco Advisers, Inc. is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

As investment adviser, Invesco supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale,

86

redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Annual Rate/Net Assets
Per Advisory Agreement
Fund Name

Invesco Oppenheimer V.I. Capital Appreciation	0.75% on the first $200M
Fund*	0.72% on the next $200M
0.69% on the next $200M
0.66% of the next $200M
0.60% of the next $200M
0.58% of the amount over $1B
Invesco Oppenheimer V.I. Conservative Balanced	0.75% of the first $200M
Fund*	0.72% of the next $200M
0.69% of the next $200M
0.66% of the next $200M
0.60% of the amount over $800M
Invesco Oppenheimer V.I. Discovery Mid Cap	0.75% of the first $200M
Growth Fund*	0.72% of the next $200M
0.69% of the next $200M
0.66% of the next $200M
0.60% of the next $700M
0.58% of the amount over $1.5B
Invesco Oppenheimer V.I. Global Fund*	0.75% on the first $200M
0.72% on the next $200M
0.69% on the next $200M
0.66% on the next $200M
0.60% of the next $4.2B
0.58% of the amount over $5B
Invesco Oppenheimer V.I. Global Strategic	0.75% of the first $200M
Income Fund*	0.72% of the next $200M
0.69% of the next $200M
0.66% of the next $200M
0.60% of the next $200M
0.50% of the next $4B
0.48% of the amount over $5B

87

Annual Rate/Net Assets
Per Advisory Agreement
Fund Name

Invesco Oppenheimer V.I. Government Money	0.450% of the first $500M
Fund*	0.425% of the next $500M
0.400% of the next $500M
0.375% of the amount over $1.5B
Invesco Oppenheimer V.I. International Growth	1.00% of the first $250M
Fund*	0.90% of the next $250M
0.85% of the next $500M
0.82% of the amount over $1B
Invesco Oppenheimer V.I. Main Street Fund*	0.75% of the first $200M
0.72% of the next $200M
0.69% of the next $200M
0.66% of the next $200M
0.60% of the next $200M
0.58% of the next $4B
0.56% of the amount over $5B
Invesco Oppenheimer V.I. Main Street Small Cap	0.75% of the first $200M
Fund*	0.72% of the next $200M
0.69% of the next $200M
0.66% of the next $200M
0.60% of the next $200M
0.58% of the next $4B
0.56% of the amount over $5B
Invesco Oppenheimer V.I. Total Return Bond	0.60% of the first $1B
Fund*	0.50% of the amount over $1B

*The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Invesco has voluntarily undertaken to waiver fees to the extent necessary to assist Invesco Oppenheimer V.I. Government Money Fund in attempting to maintain a positive yield. There is no guarantee that Invesco Oppenheimer V.I. Government Money Fund will maintain a positive yield. That undertaking may be amended or rescinded at any time.

Invesco has contractually agreed through at least June 30, 2021, to waive advisory fees payable by each Fund in an amount equal to 100% of the net advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks — Investment Strategies and Risks — Other Investments — Other Investment Companies." The Invesco Oppenheimer V.I. Global Strategic Income Fund may pursue its investment objective by investing in its Subsidiary. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory

88

and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee. The Adviser has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser's contract with a Subsidiary is in place.

Invesco also has contractually agreed through at least May 31, 2021 to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding

(i)interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations for the following

Funds' shares are:

Annual Rate/Net
Assets Per Expense
Limitation
Agreement
Fund	May 31, 2021
Invesco Oppenheimer V.I. Capital Appreciation Fund
Series I	0.80%
Series II	1.05%
Invesco Oppenheimer V.I. Conservative Balanced Fund
Series I	0.67%
Series II	0.92%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Series I	0.80%
Series II	1.05%
Invesco Oppenheimer V.I. Global Fund
Series I	0.77%
Series II	1.02%
Invesco Oppenheimer V.I. Global Strategic Income Fund
Series I	0.84%
Series II	1.09%
Invesco Oppenheimer V.I. Government Money Fund
Series I	0.50%
Series II	0.75%
Invesco Oppenheimer V.I. International Growth Fund
Series I	1.00%
Series II	1.25%
Invesco Oppenheimer V.I. Main Street Fund
Series I	0.80%
Series II	1.05%
Invesco Oppenheimer V.I. Main Street Small Cap Fund
Series I	0.80%
Series II	1.05%
Invesco Oppenheimer V.I. Total Return Bond Fund
Series I	0.75%
Series II	1.00%

Acquired Fund Fees and Expenses are not operating expenses of the Funds directly, but are fees and expenses, including management fees of the investment companies in which the Funds invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund's expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the fee table to each Fund's Prospectus. Unless Invesco continues the fee waiver agreements, they will terminate as indicated above.

89

During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board.

The management fees are found in Appendix G.

Investment Sub-Advisers

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund (each a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Advisers Act are:

Invesco Asset Management (Japan) Limited (Invesco Japan)

Invesco Asset Management Deutschland GmbH (Invesco Deutschland)

Invesco Asset Management Limited (Invesco Asset Management)

Invesco Canada Ltd. (Invesco Canada)

Invesco Hong Kong Limited (Invesco Hong Kong)

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)

Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Capital Management LLC (Invesco Capital), also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.

Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Asset Management (India) Private Limited (Invesco India), also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.

The only fees payable to the Sub-Advisers described above under the Sub-Advisory Agreements are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any.

Invesco has also entered into a Sub-Advisory Agreement with another affiliate, OppenheimerFunds, Inc., also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. Under the sub- advisory agreement, the Adviser pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the Sub-Advisory Agreement is paid by the Adviser, not by the Fund.

Invesco and Sub-Advisers are indirect wholly-owned subsidiaries of Invesco Ltd.

90

Services to the Subsidiary

As with Invesco Oppenheimer V.I. Global Strategic Income Fund, Invesco is responsible for the Fund's Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, Invesco provides the Subsidiary with the same type of management and sub-advisory services, under the same terms and conditions, as are provided to Invesco Oppenheimer V.I. Global Strategic Income Fund. The advisory agreement of the Subsidiary provides for automatic termination upon the termination of the Advisory Agreement, with respect to Invesco Oppenheimer V.I. Global Strategic Income Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services with the same service providers that provide those services to Invesco Oppenheimer V.I. Global Strategic Income Fund.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by Invesco Oppenheimer V.I. Global Strategic Income Fund. As a result, Invesco, in managing the Subsidiary's portfolio, is subject to the same operational guidelines that apply to the management of Invesco Oppenheimer V.I. Global Strategic Income Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary. Invesco Oppenheimer V.I. Global Strategic Income Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures and makes periodic reports to Invesco Oppenheimer V.I. Global Strategic Income Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

Service Agreements

Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation. The advisory fee payable by each Fund shall be reduced by any amounts paid by each Fund under the Administrative Services Agreement. Currently, Invesco is reimbursed for the services of the Trust's principal financial officer and her staff and any expenses related to fund accounting services.

In addition, Invesco contracts with Participating Insurance Companies for certain administrative services provided to the Funds, which services are described in the Funds' prospectus.

Each Participating Insurance Company negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one Participating Insurance Company to another. Invesco does not make an independent assessment of a Participating Insurance Company's cost of providing such services.

The Administrative Services Agreement provides that the Funds will reimburse Invesco for its costs in paying the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.15% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by Invesco to a Participating Insurance Company in excess of 0.15% of the average net assets invested in each Fund are paid by Invesco out of its own financial resources.

Administrative services fees are found in Appendix I.

For Invesco Oppenheimer V.I. Global Strategic Income Fund, an agreement containing the same material terms and provisions was entered into between Invesco and the Subsidiary.

91

Other Service Providers

Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, a wholly-owned subsidiary of Invesco Ltd., is the Trust's transfer agent.

The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services for the Funds. The TA Agreement provides that Invesco Investment Services will receive a per trade fee plus out-of-pocket expenses to process orders for purchases and redemptions of shares; prepare and transmit payments for dividends and distributions declared by the Funds; and maintain shareholder accounts.

For Invesco Oppenheimer V.I. Global Strategic Income Fund, an agreement containing the same material terms and provisions was entered into between Invesco and the Subsidiary.

Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario, Canada M2N6X7, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub- transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.

For Invesco Oppenheimer V.I. Global Strategic Income Fund, an agreement containing the same material terms and provisions was entered into between Invesco and the Subsidiary.

Custodian. JPMorgan Chase Bank (the Custodian), J.P. Morgan Chase Bank, is custodian of all securities and cash of the Funds (except Invesco Oppenheimer V.I. Government Money Fund). The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of Invesco Oppenheimer V.I. Government Money Fund. The Bank of New York Mellon also serves as sub-custodian to facilitate cash management.

The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

For Invesco Oppenheimer V.I. Global Strategic Income Fund, an agreement containing the same material terms and provisions were entered into between the Custodian and the Subsidiary.

Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has selected, and the Board has ratified and approved, PricewaterhouseCoopers LLC, as the independent registered public accounting firm to audit the financial statements of the Funds. In connection with the audit of the Funds' financial statements, the Funds entered into an engagement letter with PricewaterhouseCoopers LLC. The terms of the engagement letter required by PricewaterhouseCoopers LLC, and agreed to by the Funds' Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided thereunder. Financial statements for the predecessor funds for periods ending on or prior to May 24, 2019 were audited by the predecessor fund's auditor, KPMG LLP, an independent registered public accounting firm, which is different than the Funds' auditor.

Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.

92

Securities Lending Arrangements

The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities;

(e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee and to obtain Board approval prior to charging such fee in the future.

Portfolio Managers

Appendix H contains the following information regarding the portfolio managers identified in each Fund's prospectus:

•The dollar range of the managers' investments in each Fund.

•A description of the managers' compensation structure.

•Information regarding other accounts managed and potential conflicts of interest that might arise from the management of multiple accounts.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund's assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub- Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers' brokerage allocation procedures do not materially differ from Invesco Advisers, Inc.'s procedures. The same procedures also apply to the Subsidiary.

As discussed below, Invesco and the Sub-Advisers, unless prohibited by applicable law, may cause a Fund to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer. Effective January 3, 2018, under the European Union's Markets in Financial Instruments Directive (MiFID II), European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds' prospectuses, must pay for research from broker- dealers directly out of their own resources, rather than through client commissions.

Brokerage Transactions

Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers' Americas desk, located in Atlanta and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong

93

Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and China; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the EMEA trading desk of Invesco Asset Management Limited (the EMEA Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australian desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong, Invesco Capital and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.

References in the language below to actions by Invesco or a Sub-Adviser making determinations or taking actions related to equity trading include these entities' delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the EMEA Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub- Advisers that delegate trading is responsible for oversight of this trading activity.

Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, select broker- dealers (each, a Broker), effect the Funds' investment portfolio transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Invesco's and the Sub-Advisers' primary consideration in effecting a security transaction is to obtain best execution, which Invesco defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Broker Selection" below.

Some of the securities in which the Funds invest are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.

In some cases, Invesco may decide to place trades on a "blind principal bid" basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at a designated time for a specific commission rate. Invesco generally selects the broker with the lowest bid to execute these trades.

Commissions

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the

94

various Invesco Funds, including the Trust. These inter-fund transactions generally do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Brokerage commissions are found in Appendix J.

Broker Selection

Invesco's or the Sub-Advisers' primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker's services, including the value of research and/or brokerage services provided (if permitted by applicable law or regulation), execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco's and the Sub-Advisers' primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will if permitted by applicable law or regulation, also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.

Unless prohibited by applicable law, such as MiFID II (described herein), in choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. For the avoidance of doubt, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds' prospectuses, must pay for research from broker-dealers directly out of their own resources, rather than through client commissions. Therefore, the use of the defined term "Sub-Advisers" throughout this section shall not be deemed to apply to those Sub-Advisers subject to the MiFID II prohibitions. Section 28(e) of the Exchange Act provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub- Advisers must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or Invesco's or the Sub-Advisers' overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker's provision of Soft Dollar Products to Invesco or the Sub- Advisers.

Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco's or a Sub-Adviser's expenses to the extent that Invesco or such Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco- managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco -managed accounts (or Sub-Adviser- managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub- Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

95

Invesco presently engages in the following instances of cross-subsidization:

Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.

Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Advisers conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub- Advisers use soft dollars to purchase two types of Soft Dollar Products:

•proprietary research created by the Broker executing the trade, and

•other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker's share of Invesco clients' commission dollars and attempts to direct trades to these firms to meet these estimates.

Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub- Advisers may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement Invesco's and the Sub-Advisers' own research (and the research of certain of its affiliates), and may include the following types of products and services:

•Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

96

•Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•Economic Data/Forecasting Tools – various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.

•Fundamental/Industry Analysis – industry specific fundamental investment research.

•Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

•Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision- making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco's or the Sub-Advisers' staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco's or the Sub-Advisers' clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco's or the Sub-Advisers' research, the receipt of such research tends to improve the quality of Invesco's or the Sub-Advisers' investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco's policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub- Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

97

As noted above, under MiFID II, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, are not permitted to use Soft Dollar Products to pay for research from brokers but rather must pay for research out of their own profit and loss or have research costs paid by clients through research payment accounts that are funded by a specific client research charge or the research component of trade orders. Such payments for research must be unbundled from the payments for execution. As a result, Invesco Deutschland and Invesco Asset Management are restricted from using Soft Dollar Products in managing the Invesco Funds that they sub-advise.

Directed Brokerage (Research Services)

Directed brokerage (research services) commissions are found in Appendix K.

Affiliated Transactions

The Adviser or Sub-Adviser may place trades with Invesco Capital Markets, Inc. (ICMI), a broker- dealer with whom it is affiliated, provided the Adviser or Sub-Adviser determines that ICMI's trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser or Sub-Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser or Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.

Regular Brokers

Information concerning the Funds' acquisition of securities of their Brokers is found in Appendix K.

Allocation of Portfolio Transactions

Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by multiple Invesco Funds or other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Advisers will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Advisers will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Advisers may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Allocation of Initial Public Offering (IPO) Transactions

Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:

Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund's or account's investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.

98

Invesco Canada, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.

Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.

Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the Contracts) and variable life insurance policies (Policies). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

Shares of the Funds may also be sold to funds of funds that serve as underlying investments to insurance company separate accounts. In addition, the Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans (Plans) qualified under the Internal Revenue Code of 1986, as amended (the Code). The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflicts among separate accounts and funds of funds (and will do so for Plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account, fund of funds or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account or fund of funds (or Plan) withdrawing because of a conflict.

Calculation of Net Asset Value

For Invesco Oppenheimer V.I. Government Money Fund: The net asset value per share of the Fund is generally determined daily as of 4:00 p.m. Eastern time (the customary close of regular trading on the NYSE) on each business day of the Fund, or earlier in the case of a scheduled early close of the NYSE. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine its net asset value per share as of 4:00 p.m. Eastern time on that business day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all of its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and

99

appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish the market-based net asset value, the net asset value could possibly be more or less than $1.00 per share.

Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is high or lower than the price that would be received if the investments were sold.

For All Other Funds: Each Fund generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund generally still will determine its net asset value per share as of 4:00 p.m. Eastern Time on that business day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed- end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the OTC market is valued on the basis of prices furnished by independent pricing vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Short- term obligations having 60 days or less to maturity and commercial paper are priced at amortized cost, which approximates value.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are

100

determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each non-money market fund's portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities are normally accounted for on a trade date basis.

Redemptions In Kind

Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment

101

in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election), and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

Payments to Participating Insurance Companies and/or their Affiliates

Invesco or Invesco Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies and/or their affiliates, as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in each Fund's prospectus. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Invesco or Invesco Distributors may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to or in lieu of Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Invesco's or Invesco Distributors' discretion. In certain cases these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Company and/or their affiliates. However, Invesco and Invesco Distributors have entered into unique agreements with RiverSource Life Insurance Company and its affiliates (RiverSource), where the payment obligation of Invesco or Invesco Distributors can only be terminated on the occurrence of certain specified events. For example, in the event that RiverSource obtains an SEC order to substitute out such RiverSource assets in the Funds or such RiverSource assets in the Funds falls below a pre-determined level, payments by Invesco or Invesco Distributors to RiverSource can then be terminated. Any payments described above will not change the price paid by RiverSource for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Invesco or Invesco Distributors determines the cash payments described above in its discretion in response to requests from RiverSource, based on factors it deems relevant. RiverSource may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

A list of certain entities that received payments as described in this SAI during the 2019 calendar year is attached as Appendix L. The list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to entities not listed below. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.

102

All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Purchasing Shares — Automatic Dividend and Distribution Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.

In the event the Invesco Oppenheimer V.I. Government Money Fund incurs or anticipates any unusual expense, loss or depreciation in the value of a portfolio investment that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Invesco Oppenheimer V.I. Government Money Fund was reduced or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

Tax Matters

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This "Tax Matters" section is based on the Internal Revenue Code (Code) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of shares of the Fund selected as an investment option. This is for general information only and not tax advice. Holders of variable contracts should ask their own tax advisors for more information on their own tax situation, including possible federal, state, local and foreign taxes.

Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a "regulated investment company" (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

103

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund's ability to satisfy these requirements. See "Tax Treatment of Portfolio Transactions" with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund's income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund's allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund's income and performance. Subject to savings provisions for

104

certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short- term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund's shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund's control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see "Taxation of Fund Distributions

—Capital gain dividends" below). A "qualified late year loss" includes:

(i)any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses); and

(ii)the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence.

Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

105

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a "fund of funds" which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund's portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass- through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and

(b)is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders dividends eligible for the corporate dividends-received deduction earned by an underlying fund (see "Taxation of Fund Distributions—Corporate dividends-received deduction" below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund's taxable year. Also, the Fund will defer any "specified gain" or "specified loss" which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax. However, in any calendar year in which the investment made by Invesco and its affiliates in the Fund does not exceed $250,000, the Fund may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Funds that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some

106

countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.

Invesco Oppenheimer V.I. Global Strategic Income Fund— Investment in the Subsidiary. Invesco Oppenheimer V.I. Global Strategic Income Fund invests in a wholly-owned foreign subsidiary (the Subsidiary) in order to gain exposure to Regulation S securities. These investments and the income earned thereon must be taken into account by the Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.

Distribution requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (subpart F income), whether or not such earnings are distributed by the Subsidiary (deemed inclusions). Recently released Treasury Regulations permit the Fund to treat deemed inclusions as satisfying the Income Requirement even if the Subsidiary does not make a distribution of such income. The Fund intends to distribute the "Subpart F" income each year (whether such income is received by the Fund as an actual distribution or included in the Fund's income as a deemed inclusion) as ordinary income, in satisfaction of the Fund's Distribution Requirement. Such distribution by the Fund will not be qualified dividend income eligible for taxation at long-term capital gain rates.

Income requirement. As described above, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Recently released Treasury regulations treat "Subpart F" income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as satisfying the Income Requirement even if a foreign corporation, such as the Subsidiary, does not make a distribution of such income. If a distribution is made, such income will be treated as a dividend by the Fund to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. The tax treatment of the Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Taxation of the Fund — Qualification as a regulated investment company."

Asset diversification test. For purposes of the Asset Diversification Test, the Fund's investment in the Subsidiary would be considered a security of one issuer. Accordingly, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund's total assets in order to satisfy the Asset Diversification Test.

Taxation of the Subsidiary. On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary's investments are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively

107

connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements. Additionally, the Subsidiary intends to qualify as a "participating FFI" or otherwise qualify for an exemption under Chapter 4 of the Code to avoid U.S. withholding tax under the Foreign Account Tax Compliance Act.

Special Rules Applicable To Variable Contracts. The Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts (referred to as "segregated asset accounts" for federal income tax purposes) that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the corresponding division of the insurance company segregated asset accounts, the Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a segregated asset account will be treated as being adequately diversified if the Asset Diversification Test is satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that the Fund's shareholders are limited, generally, to life insurance company segregated asset accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Fund or the trustee of a qualified pension plan. Failure of the Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company segregated asset accounts.

Also, a contract holder should not be able to direct the Fund's investment in any particular asset so as to avoid the prohibition on investor control. The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC's investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a contract holder. Furthermore, under the IRS pronouncements, a contract holders may not

108

communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.

The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account. If the contract owner is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid may be qualified dividends eligible for the corporate dividends- received deduction.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Corporate dividends-received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends- received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Maintaining a $1 share price — Invesco Oppenheimer V.I. Government Money Fund. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See "Tax Treatment of Portfolio Transactions — Investments in U.S. REITs."

109

Pass-through of foreign tax credits. If more than 50% of the value of the Fund's total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to "pass-through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See "Tax Treatment of Portfolio Transactions – Securities lending" below.

Consent dividends. The Fund may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under "Description of the Funds and their Investments and Risks — Investment Strategies and Risks" for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund's investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To

110

generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund's transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

111

Certain of a fund's investments in derivatives and foreign currency-denominated instruments, and the fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as

(i)a dividend to the extent of the fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund's transactions in foreign currencies, foreign currency- denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains. Also, see "Invesco Oppenheimer V.I. Global Strategic Income Fund— Investment in the Subsidiary".

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in "Tax Treatment of Portfolio Transactions—PFIC investments." Additionally, foreign withholding taxes on distributions from the non- U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in "Taxation of the Fund — Foreign income tax." Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non- U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT's current and accumulated earnings

112

and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT's cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT's current and accumulated earnings and profits. Also, see "Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)."

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund's income from a U.S. REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a "taxable mortgage pool" (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate . The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See "Taxation of the Fund — Qualification as a regulated investment company." In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in

113

general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund's MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called "recapture income," will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or "regular" corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See "Taxation of the Fund — Qualification as a regulated investment company." Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. In September 2016, the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Accordingly, a fund may invest in certain commodity-linked notes relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity- linked notes constitute securities under section 2(a)(36) of the 1940 Act. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange- traded fund or ETF that is classified as a partnership and which invests in commodities, or through investment in a wholly-owned subsidiary that is treated as a controlled foreign corporation for federal income tax purposes. Recently released Treasury regulations treat "Subpart F" income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as satisfying the Income Requirement even if a foreign corporation, such as a wholly-owned foreign subsidiary, does not make a distribution of such income. If a distribution is made, such income will be treated as a dividend by the Fund to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. Accordingly, the extent to which a

114

fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. Also, see "Invesco Oppenheimer V.I. Global Strategic Income Fund— Investment in the Subsidiary".

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer's other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•provide your correct Social Security or taxpayer identification number;

•certify that this number is correct;

•certify that you are not subject to backup withholding; and

•certify that you are a U.S. person (including a U.S. resident alien).

115

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

DISTRIBUTION OF SECURITIES

Distributor

The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the Distribution Agreement) with Invesco Distributors, Inc. (Invesco Distributors), a registered broker-dealer and a wholly owned subsidiary of Invesco Ltd., pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See "Management of the Trust."

The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

Distribution Plan

The Trust has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the Plan).

Each Fund, pursuant to its Plan, pays Invesco Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares.

The Plan compensates Invesco Distributors for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities may include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Invesco Distributors has voluntarily undertaken to waive or reduce 12b-1 fees to the extent necessary to assist Invesco Oppenheimer V.I. Government Money Fund in attempting to maintain a positive yield. There is no guarantee that Invesco V.I. Government Money Fund will maintain a positive yield That undertaking may be amended or rescinded at any time.

Invesco Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, Invesco Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. Invesco Distributors does not act as

116

principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of Invesco Distributors.

Payments pursuant to the Plan are subject to any applicable limitations imposed by FINRA rules.

See Appendix M for a list of the amounts paid by Series II shares to Invesco Distributors pursuant to the Plan and Appendix N for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan.

As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class shares of the Funds and its respective shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust's liquidity needs and helping to increase the Trust's investment flexibility.

Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires Invesco Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.

Any change in the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.

FINANCIAL STATEMENTS

The audited financial statements for the Funds' fiscal year ended December 31, 2019, including the notes thereto and the report of PricewaterhouseCoopers LLP thereon, are incorporated by reference to the annual reports to shareholders contained in the Form N-CSR filed on February 27, 2020.

The audited financial statements for the predecessor funds' fiscal year ended December 31, 2018, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference to the annual report to shareholders for the predecessor funds contained in the predecessor funds' Form N- CSR filed on February 25, 2019.

The portions of the Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

117

Obligations rated 'Caa' are judged to be speculative of poor standing and are subject to very high credit risk.
Obligations rated 'Ca' are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
Obligations rated 'Baa' are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Obligations rated 'Ba' are judged to be speculative and are subject to substantial credit risk.

APPENDIX A

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody's, S&P, and Fitch.

Moody's Long-Term Debt Ratings

Aaa: Obligations rated 'Aaa' are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated 'Aa' are judged to be of high quality and are subject to very low credit risk.

A:Obligations rated 'A' are judged to be upper-medium grade and are subject to low credit risk.

Baa:

Ba:

B:Obligations rated 'B' are considered speculative and are subject to high credit risk.

Caa:

Ca:

C:Obligations rated 'C' are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms*.

*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody's Short-Term Prime Rating System

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime):

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Moody's MIG/VMIG US Short-Term Ratings

Short-Term Obligation Ratings

While the global short-term 'prime' rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality's rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short- term obligations are designated SG.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG:This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer's ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature ("demand feature") of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer's long-term rating drops below investment grade. Please see our methodology that discusses demand obligations with conditional liquidity support.

We typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is "NR".

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG:This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:

∙The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

∙The nature and provisions of the financial obligation, and the promise we impute; and

∙The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA:An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA:An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A:An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB:An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C :

Obligations rated 'BB', 'B', 'CCC' 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB:An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B:An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC:An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC:An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C:An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D:An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Plus (+) or minus (-):

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by S&P Global Ratings. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments.

B:An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.

C:An obligor rated 'C' is currently vulnerable to nonpayment that would result in an 'SD' or 'D' issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

SD and D:

An obligor is rated 'SD' (selective default) or 'D' if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A 'D' rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

Standard & Poor's Municipal Short-Term Note Ratings Definitions

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings' opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings' analysis will review the following considerations:

∙Amortization schedule -- the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

∙Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

D:'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Standard & Poor's Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long- term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

Fitch Credit Rating Scales

Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.

Fitch's credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation (please see section Specific Limitations Relating to Credit Rating Scales for details). Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency's credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as 'NR'.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch's Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.

The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services. Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower case letter symbol combined with either an '*' (e.g. 'bbb+*') or (cat) suffix to denote the opinion status. Credit Opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating Assessment

Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. Rating Assessments are point-in-time opinions. Rating Assessments are not monitored; they are not placed on Watch or assigned an Outlook and are not published.

Fitch Long-Term Rating Scales

Issuer Default Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance.

IDRs opine on an entity's relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC:Substantial credit risk. Default is a real possibility.

CC:Very high levels of credit risk. Default of some kind appears probable.

C: Near default

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. the formal announcement by the issuer or their agent of a distressed debt exchange;

d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

RD: Restricted default.

'RD' ratings indicate an issuer that in Fitch's opinion has experienced:

a.an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

b.has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c.has not otherwise ceased operating.

This would include:

i.the selective payment default on a specific class or currency of debt;

ii.the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii.the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non- payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Notes

The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.

Fitch Short-Term Rating Scales

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:High Short-Term Default Risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D:Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

PERSONS TO WHOM INVESCO PROVIDES

NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

(as of February 6, 2020)

Service Provider	Disclosure Category

ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
AXA	Other
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
Brown Brothers Harriman & Co.	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citibank, N.A.	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities	Service Provider
(Europe) Ltd.

Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
Deutsche Bank Trust Company Americas	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
B-1

Service Provider	Disclosure Category

Global Trend Alert	Analyst (for certain Invesco Funds)
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)
Lincoln Investment Advisors Corporation	Other
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Chase Bank	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets	Lender (for certain Invesco Funds)
Inc.\JPMorgan Chase Bank, N.A.

J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody's Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley &	Securities Lender (for certain Invesco Funds)
Co. Incorporated

Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco
Funds)

Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
B-2

Service Provider	Disclosure Category

RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor's/Standard and Poor's Securities	Pricing Service and Rating and Ranking Agency (each,
Evaluations, Inc.	respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)

Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
UMB Bank, N.A.	Custodian and Securities Lender (each, respectively, for certain
Invesco Funds)

VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

B-3

APPENDIX C

TRUSTEES AND OFFICERS

As of March 31, 2020

The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of	Trustee	Principal Occupation(s)	Number	Other
Birth and	and/or	During Past 5 Years	of Funds	Trusteeship(s)/
Position(s) Held	Officer		in Fund	Directorship
with the Trust	Since		Complex	Held by
			Overseen	Trustee/Director
			by	During Past
			Trustee	5 Years
Interested Trustee:
Martin L. Flanagan1	2007	Executive Director, Chief Executive Officer and	229	None
- 1960		President, Invesco Ltd. (ultimate parent of Invesco and
Trustee and Vice		a global investment management firm); Trustee and
Chair		Vice Chair, The Invesco Funds; Vice Chair, Investment
Company Institute; and Member of Executive Board,
SMU Cox School of Business
Formerly: Advisor to the Board, Invesco Advisers, Inc.
(formerly known as Invesco Institutional (N.A.), Inc.);
Chairman and Chief Executive Officer, Invesco
Advisers, Inc. (registered investment adviser); Director,
Chairman, Chief Executive Officer and President,
Invesco Holding Company (US), Inc. (formerly IVZ
Inc.) (holding company), Invesco Group Services, Inc.
(service provider) and Invesco North American
Holdings, Inc. (holding company); Director, Chief
Executive Officer and President, Invesco Holding
Company Limited (parent of Invesco and a global
investment management firm); Director, Invesco Ltd.;
Chairman, Investment Company Institute and
President, Co-Chief Executive Officer, Co-President,
Chief Operating Officer and Chief Financial Officer,
Franklin Resources, Inc. (global investment
management organization)
Independent Trustees
Bruce L. Crockett –	1993	Chairman, Crockett Technologies Associates	229	Director and
1944		(technology consulting company)		Chairman of the
Trustee and Chair				Audit Committee,
		Formerly: Director, Captaris (unified messaging		ALPS (Attorneys
		provider); Director, President and Chief Executive		Liability
		Officer, COMSAT Corporation; Chairman, Board of		Protection

1Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

C-1

		Governors of INTELSAT (international communications		Society)
		company); ACE Limited (insurance company);		(insurance
		Independent Directors Council and Investment		company);
		Company Institute: Member of the Audit Committee,		Director and
		Investment Company Institute; Member of the		Member of the
		Executive Committee and Chair of the Governance		Audit Committee
		Committee, Independent Directors Council		and
Compensation
Committee,
Ferroglobe PLC
(metallurgical
company)
David C. Arch –	2010	Chairman of Blistex Inc. (consumer health care	229	Board member of
1945		products manufacturer); Member, World Presidents'		the Illinois
Trustee		Organization		Manufacturers'
Association
Beth Ann Brown –	2019	Independent Consultant	229	Director, Board of
1968				Directors of
Trustee		Formerly: Head of Intermediary Distribution, Managing		Caron
		Director, Strategic Relations, Managing Director, Head		Engineering Inc.;
		of National Accounts, Senior Vice President, National		Advisor, Board of
		Account Manager and Senior Vice President, Key		Advisors of
		Account Manager, Columbia Management Investment		Caron
		Advisers LLC; Vice President, Key Account Manager,		Engineering Inc.;
		Liberty Funds Distributor, Inc.; and Trustee of certain		President and
		Oppenheimer Funds		Director, Acton
Shapleigh Youth
Conservation
Corps (non -
profit); and
President and
Director of
Grahamtastic
Connection (non-
profit)
Jack M. Fields –	1997	Chief Executive Officer, Twenty First Century Group,	229	Member, Board
1952		Inc. (government affairs company); and Chairman,		of Directors of
Trustee		Discovery Learning Alliance (non-profit)		Baylor College of
Medicine
Formerly: Owner and Chief Executive Officer, Dos
Angeles Ranch L.P. (cattle, hunting, corporate
entertainment); Director, Insperity, Inc. (formerly known
as Administaff) (human resources provider); Chief
Executive Officer, Texana Timber LP (sustainable
forestry company); Director of Cross Timbers Quail
Research Ranch (non-profit); and member of the U.S.
House of Representatives
Cynthia Hostetler	2017	Non-Executive Director and Trustee of a number of	229	Vulcan Materials
—1962		public and private business corporations		Company
Trustee				(construction
materials
		Formerly: Director, Aberdeen Investment Funds (4		company); Trilinc
		portfolios); Head of Investment Funds and Private		Global Impact
		Equity, Overseas Private Investment Corporation;		Fund; Genesee &
		President, First Manhattan Bancorporation, Inc.;		Wyoming, Inc.
(railroads); Artio
C-2

		Attorney, Simpson Thacher & Bartlett LLP		Global
Investment LLC
(mutual fund
complex); Edgen
Group, Inc.
(specialized
energy and
infrastructure
products
distributor);
Investment
Company
Institute
(professional
organization);
Independent
Directors Council
(professional
organization)
Eli Jones – 1961	2016	Professor and Dean, Mays Business School - Texas	229	Insperity, Inc.
Trustee		A&M University		(formerly known
as Administaff)
		Formerly: Professor and Dean, Walton College of		(human
		Business, University of Arkansas and E.J. Ourso		resources
		College of Business, Louisiana State University;		provider)
Director, Arvest Bank
Elizabeth	2019	Formerly: Principal and Chief Regulatory Advisor for	229	Trustee of the
Krentzman – 1959		Asset Management Services and U.S. Mutual Fund		University of
Trustee		Leader of Deloitte & Touche LLP; General Counsel of		Florida National
		the Investment Company Institute (trade association);		Board
		National Director of the Investment Management		Foundation;
		Regulatory Consulting Practice, Principal, Director and		Member of the
		Senior Manager of Deloitte & Touche LLP; Assistant		Cartica Funds
		Director of the Division of Investment Management -		Board of
		Office of Disclosure and Investment Adviser		Directors (private
		Regulation of the U.S. Securities and Exchange		investment
		Commission and various positions with the Division of		funds); Member
		Investment Management – Office of Regulatory Policy		of the University
		of the U.S. Securities and Exchange Commission;		of Florida Law
		Associate at Ropes & Gray LLP; and Trustee of		Center
		certain Oppenheimer Funds		Association, Inc.
Board of
Trustees and
Audit Committee
Member
Anthony J.	2019	Formerly: Director and Member of the Audit	229	Blue Hills Bank;
LaCava, Jr.– 1956		Committee, Blue Hills Bank (publicly traded financial		Chairman,
Trustee		institution) and Managing Partner, KPMG LLP		Bentley
University;
Member,
Business School
Advisory Council;
and Nominating
Committee,
KPMG LLP
C-3

Prema Mathai-	1998	Retired	229	None
Davis – 1950		Formerly: Co-Founder & Partner of Quantalytics
Trustee
Research, LLC, (a FinTech Investment Research

Platform for the Self-Directed Investor)
Joel W. Motley –	2019	Director of Office of Finance, Federal Home Loan Bank	229	Member of Board
1952		System; Member of the Vestry of Trinity Wall Street;		of Greenwall
Trustee		Managing Director of Carmona Motley Inc. (privately		Foundation
		held financial advisor); Member of the Council on		(bioethics
		Foreign Relations and its Finance and Budget		research
		Committee; Chairman Emeritus of Board of Human		foundation) and
		Rights Watch and Member of its Investment		its Investment
		Committee; and Member		Committee;
		of Investment Committee and Board of Historic		Member of Board
		Hudson Valley (non-profit cultural organization)		of Friends of the
LRC (non-profit
		Formerly: Managing Director of Public Capital		legal advocacy);
		Advisors, LLC (privately held financial advisor);		Board Member
		Managing Director of Carmona Motley Hoffman, Inc.		and Investment
		(privately held financial advisor); Trustee of certain		Committee
		Oppenheimer Funds; and Director of Columbia Equity		Member of
		Financial Corp. (privately held financial advisor)		Pulitzer Center
for Crisis
Reporting (non-
profit journalism)
Teresa M. Ressel	2017	Non-executive director and trustee of a number of	229	Atlantic Power
— 1962		public and private business corporations		Corporation
Trustee				(power
		Formerly: Chief Financial Officer, Olayan America,		generation
		The Olayan Group (international		company); ON
		investor/commercial/industrial); Chief Executive		Semiconductor
		Officer, UBS Securities LLC; Group Chief Operating		Corp.
		Officer, Americas, UBS AG; Assistant Secretary for		(semiconductor
		Management & Budget and CFO, US Department of		supplier)
the Treasury
Ann Barnett Stern	2017	President and Chief Executive Officer, Houston	229	Federal Reserve
– 1957		Endowment Inc. (private philanthropic institution)		Bank of Dallas
Trustee
Formerly: Executive Vice President and General
Counsel, Texas Children's Hospital; Attorney, Beck,
Redden and Secrest, LLP; Business Law Instructor,
University of St. Thomas; Attorney, Andrews & Kurth
LLP
Robert C. Troccoli	2016	Retired	229	None
– 1949
Trustee		Formerly: Adjunct Professor, University of Denver –
Daniels College of Business; Senior Partner, KPMG
LLP
Daniel S. Vandivort	2019	Treasurer, Chairman of the Audit and Finance	229	Chairman and
–1954		Committee, and Trustee, Board of Trustees,		Lead
Trustee		Huntington Disease Foundation of America; and		Independent
		President, Flyway Advisory Services LLC (consulting		Director,
		and property management)		Chairman of the
Audit Committee,
		Formerly: Trustee and Governance Chair, of certain		and Director,
		Oppenheimer Funds		Board of
C-4

Directors, Value
Line Funds
James D. Vaughn	2019	Retired	229	Board member
– 1945				and Chairman of
Trustee		Formerly: Managing Partner, Deloitte & Touche LLP;		Audit Committee
		Trustee and Chairman of the Audit Committee,		of AMG National
		Schroder Funds; Board Member, Mile High United		Trust Bank;
		Way, Boys and Girls Clubs, Boy Scouts, Colorado		Trustee and
		Business Committee for the Arts, Economic Club of		Investment
		Colorado and Metro Denver Network (economic		Committee
		development corporation); and Trustee of certain		member,
		Oppenheimer Funds		University of
South Dakota
Foundation;
Board member,
Audit Committee
Member and past
Board Chair,
Junior
Achievement
(non-profit)
Christopher L.	2017	Retired	229	ISO New
Wilson –				England, Inc.
1957		Formerly: Director, TD Asset Management USA Inc.		(non-profit
Trustee, Vice Chair		(mutual fund complex) (22 portfolios); Managing		organization
and Chair		Partner, CT2, LLC (investing and consulting firm);		managing
Designate		President/Chief Executive Officer, Columbia Funds,		regional
		Bank of America Corporation; President/Chief		electricity market)
Executive Officer, CDC IXIS Asset Management
Services, Inc.; Principal & Director of Operations,
Scudder Funds, Scudder, Stevens & Clark, Inc.;
Assistant Vice President, Fidelity Investments
Officers
Sheri Morris –	1999	Head of Global Fund Services, Invesco Ltd.; President,	N/A	N/A
1964		Principal Executive Officer and Treasurer, The Invesco
President, Principal		Funds; Vice President, Invesco Advisers, Inc. (formerly
Executive Officer		known as Invesco Institutional (N.A.), Inc.) (registered
and Treasurer		investment adviser); and Vice President, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-
Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust; and Vice
President, OppenheimerFunds, Inc.
Formerly: Vice President and Principal Financial
Officer, The Invesco Funds; Vice President, Invesco
AIM Advisers, Inc., Invesco AIM Capital Management,
Inc. and Invesco AIM Private Asset Management, Inc.;
Assistant Vice President and Assistant Treasurer, The
Invesco Funds and Assistant Vice President, Invesco
Advisers, Inc., Invesco AIM Capital Management, Inc.
and Invesco AIM Private Asset Management, Inc.; and
Treasurer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco India
C-5

Exchange-Traded Fund Trust and Invesco Actively
Managed Exchange-Traded Fund Trust
Russell C. Burk –	2005	Senior Vice President and Senior Officer, The Invesco	N/A	N/A
1958		Funds
Senior Vice
President and
Senior Officer
Jeffrey H. Kupor –	2018	Head of Legal of the Americas, Invesco Ltd.; Senior	N/A	N/A
1968		Vice President and Secretary, Invesco Advisers, Inc.
Senior Vice		(formerly known as Invesco Institutional (N.A.), Inc.)
President, Chief		(registered investment adviser); Secretary, Invesco
Legal Officer and		Distributors, Inc. (formerly known as Invesco AIM
Secretary		Distributors, Inc.); Vice President and Secretary,
Invesco Investment Services, Inc. (formerly known as
Invesco AIM Investment Services, Inc.) Senior Vice
President, Chief Legal Officer and Secretary, The
Invesco Funds; Secretary and General Counsel,
Invesco Investment Advisers LLC (formerly known as
Van Kampen Asset Management); Secretary and
General Counsel, Invesco Capital Markets, Inc.
(formerly known as Van Kampen Funds Inc.) and Chief
Legal Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded Self-Indexed
Fund Trust; Secretary, Invesco Indexing LLC;
Secretary, W.L. Ross & Co., LLC
Formerly: Senior Vice President, Invesco Distributors,
Inc.; Secretary and Vice President, Jemstep, Inc.;
Head of Legal, Worldwide Institutional, Invesco Ltd.;
Secretary and General Counsel, INVESCO Private
Capital Investments, Inc.; Senior Vice President,
Secretary and General Counsel, Invesco Management
Group, Inc. (formerly known as Invesco AIM
Management Group, Inc.); Assistant Secretary,
INVESCO Asset Management (Bermuda) Ltd.;
Secretary and General Counsel, Invesco Private
Capital, Inc.; Assistant Secretary and General
Counsel, INVESCO Realty, Inc.; Secretary and
General Counsel, Invesco Senior Secured
Management, Inc.; and Secretary, Sovereign G./P.
Holdings Inc.

C-6

Andrew R.	2019	Head of the Americas and Senior Managing Director,	N/A	N/A
Schlossberg –		Invesco Ltd.; Director and Senior Vice President,
1974
		Invesco Advisers, Inc. (formerly known as Invesco
Senior Vice
		Institutional (N.A.), Inc.) (registered investment
President
		adviser); Director and Chairman, Invesco Investment

		Services, Inc. (formerly known as Invesco AIM
		Investment Services, Inc.) (registered transfer agent);
		Senior Vice President, The Invesco Funds; Director,
		Invesco Investment Advisers LLC (formerly known as
		Van Kampen Asset Management); Director, President
		and Chairman, Invesco Insurance Agency, Inc.
		Formerly: Director, Invesco UK Limited; Director and
		Chief Executive, Invesco Asset Management Limited
		and Invesco Fund Managers Limited; Assistant Vice
		President, The Invesco Funds; Senior Vice President,
		Invesco Advisers, Inc. (formerly known as Invesco
		Institutional (N.A.), Inc.) (registered investment
		adviser); Director and Chief Executive, Invesco
		Administration Services Limited and Invesco Global
		Investment Funds Limited; Director, Invesco
		Distributors, Inc.; Head of EMEA, Invesco Ltd.;
		President, Invesco Actively Managed Exchange-
		Traded Commodity Fund Trust, Invesco Actively
		Managed Exchange-Traded Fund Trust, Invesco
		Exchange-Traded Fund Trust, Invesco Exchange-
		Traded Fund Trust II and Invesco India Exchange-
		Traded Fund Trust; Managing Director and Principal
		Executive Officer, Invesco Capital Management LLC
John M. Zerr –	2006	Chief Operating Officer of the Americas; Senior Vice	N/A	N/A
1962		President, Invesco Advisers, Inc. (formerly known as
Senior Vice		Invesco Institutional (N.A.), Inc.) (registered investment
President		adviser); Senior Vice President, Invesco Distributors,
		Inc. (formerly known as Invesco AIM Distributors, Inc.);
		Director and Vice President, Invesco Investment
		Services, Inc. (formerly known as Invesco AIM
		Investment Services, Inc.) Senior Vice President, The
		Invesco Funds; Managing Director, Invesco Capital
		Management LLC; Director, Invesco Investment
		Advisers LLC (formerly known as Van Kampen Asset
		Management); Senior Vice President, Invesco Capital
		Markets, Inc. (formerly known as Van Kampen Funds
		Inc.); Manager, Invesco Indexing LLC; Manager,
		Invesco Specialized Products, LLC; Director and
		Senior Vice President, Invesco Insurance Agency, Inc.;
		Member, Invesco Canada Funds Advisory Board;
		Director, President and Chief Executive Officer,
		Invesco Corporate Class Inc. (corporate mutual fund
		company); and Director, Chairman, President and
		Chief Executive Officer, Invesco Canada Ltd. (formerly
		known as Invesco Trimark Ltd./Invesco Trimark Ltèe)
		(registered investment adviser and registered transfer
		agent); President, Invesco, Inc.; President, Invesco
		Global Direct Real Estate Feeder GP Ltd.; President,
		Invesco IP Holdings (Canada) Ltd; President, Invesco
		Global Direct Real Estate GP Ltd.; President, Invesco
		C-7

Financial Services Ltd. / Services Financiers Invesco
Ltée; and President, Trimark Investments
Ltd./Placements Trimark Ltée
Formerly: Director and Senior Vice President, Invesco
Management Group, Inc. (formerly known as Invesco
AIM Management Group, Inc.); Secretary and General
Counsel, Invesco Management Group, Inc. (formerly
known as Invesco AIM Management Group, Inc.);
Secretary, Invesco Investment Services, Inc. (formerly
known as Invesco AIM Investment Services, Inc.);
Chief Legal Officer and Secretary, The Invesco Funds;
Secretary and General Counsel, Invesco Investment
Advisers LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known as Van
Kampen Funds Inc.); Chief Legal Officer, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-
Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust; Secretary,
Invesco Indexing LLC; Director, Secretary, General
Counsel and Senior Vice President, Van Kampen
Exchange Corp.; Director, Vice President and
Secretary, IVZ Distributors, Inc. (formerly known as
INVESCO Distributors, Inc.); Director and Vice
President, INVESCO Funds Group, Inc.; Director and
Vice President, Van Kampen Advisors Inc.; Director,
Vice President, Secretary and General Counsel, Van
Kampen Investor Services Inc.; Director and Secretary,
Invesco Distributors, Inc. (formerly known as Invesco
AIM Distributors, Inc.); Director, Senior Vice President,
General Counsel and Secretary, Invesco AIM
Advisers, Inc. and Van Kampen Investments Inc.;
Director, Vice President and Secretary, Fund
Management Company; Director, Senior Vice
President, Secretary, General Counsel and Vice
President, Invesco AIM Capital Management, Inc.;
Chief Operating Officer and General Counsel, Liberty
Ridge Capital, Inc. (an investment adviser)
Gregory G.	2012	Senior Managing Director, Invesco Ltd.; Director,	N/A	N/A
McGreevey - 1962		Chairman, President, and Chief Executive Officer,
Senior Vice		Invesco Advisers, Inc. (formerly known as Invesco
President		Institutional (N.A.), Inc.) (registered investment
adviser); Director, Invesco Mortgage Capital, Inc. and
Invesco Senior Secured Management, Inc.; and Senior
Vice President, The Invesco Funds; and President,
SNW Asset Management Corporation and Invesco
Managed Accounts, LLC
Formerly: Senior Vice President, Invesco
Management Group, Inc. and Invesco Advisers, Inc.;
Assistant Vice President, The Invesco Funds

Kelli Gallegos –	2008	Principal Financial and Accounting Officer –	N/A	N/A
1970		Investments Pool, Invesco Specialized Products, LLC;
Vice President,		Vice President, Principal Financial Officer and
Principal Financial		Assistant Treasurer, The Invesco Funds; Principal
Officer and		Financial and Accounting Officer – Pooled
Assistant Treasurer		Investments, Invesco Capital Management LLC; Vice
President and Treasurer, Invesco Exchange-Traded
Fund Trust, Invesco Exchange-Traded Fund Trust II,
Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-Traded
Self-Indexed Fund Trust; Vice President, Invesco
Advisers, Inc.
Formerly: Assistant Treasurer, Invesco Specialized
Products, LLC; Assistant Treasurer, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-
Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust; Assistant
Treasurer, Invesco Capital Management LLC;
Assistant Vice President, The Invesco Funds
Crissie M. Wisdom	2013	Anti-Money Laundering and OFAC Compliance Officer	N/A	N/A
– 1969		for Invesco U.S. entities including: Invesco Advisers,
Anti-Money		Inc. and its affiliates, Invesco Capital Markets, Inc.,
Laundering		Invesco Distributors, Inc., Invesco Investment
Compliance Officer		Services, Inc., The Invesco Funds, Invesco Capital
Management, LLC, Invesco Trust Company;
OppenheimerFunds Distributor, Inc., and Fraud
Prevention Manager for Invesco Investment Services,
Inc.
Robert R. Leveille	2016	Chief Compliance Officer, Invesco Advisers, Inc.	N/A	N/A
– 1969		(registered investment adviser); and Chief Compliance
Chief Compliance		Officer, The Invesco Funds
Officer
Formerly: Chief Compliance Officer, Putnam
Investments and the Putnam Funds

Trustee Ownership of Fund Shares as of December 31, 2019
Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar
Range of Equity
Securities in All
Registered Investment
Companies Overseen
by
Trustee in Invesco
Funds
Interested Person
Martin L. Flanagan	None	Over $100,000
Independent Trustees
David C. Arch	None	Over $100,000
Beth Ann Brown	None	Over $100,000
Bruce L. Crockett	None	Over $100,0002
Jack M. Fields	None	Over $100,000
Cynthia Hostetler	None	Over $100,0002
Eli Jones	None	Over $100,0002
Elizabeth Krentzman	None	Over $100,000
Anthony J. LaCava, Jr.	None	Over $100,0002
Prema Mathai-Davis	None	Over $100,0002
Joel W. Motley	None	Over $100,0002
Teresa M. Ressel	None	None
Ann Barnett Stern	None	Over $100,0002
Robert C. Troccoli	None	Over $100,0002
Daniel S. Vandivort	None	Over $100,0002
James D. Vaughn	None	Over $100,0002
Christopher L. Wilson	None	Over $100,0002

2Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

APPENDIX D

TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for certain officers and each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2019, unless otherwise noted. The information below also provides information regarding compensation paid to Russell Burk, the Fund's Senior Vice President and Senior Officer, and Robert Leveille, the Fund's Chief Compliance Officer, during the year ended December 31, 2019.

		Retirement
		Benefits	Estimated	Total
	Aggregate	Accrued	Annual	Compensation
	Compensation	by All	Benefits	From All
Trustee	From the	Invesco	Upon	Invesco
	Trust(1)	Funds	Retirement(2)	Funds(3)
Independent Trustees(4)
David C. Arch	$34,121	-	$205,000	$ 410,486
Beth A. Brown (6)	13,813	-	-	191,316
Bruce L. Crockett	55,856	-	205,000	679,516
Jack M. Fields	33,716	-	205,000	409,378
Cynthia Hostetler	31,175	-	-	374,320
Eli Jones	32,548	-	-	391,836
Elizabeth Krentzman (6)	14,132	-	-	192,066
Anthony J. LaCava Jr. (5)	24,872	-	-	306,732
Prema Mathai-Davis	33,460	-	205,000	406,878
Joel W. Motley (6)	13,504	-	-	188,066
Teresa M. Ressel	30,556	-	-	368,728
Ann Barnett Stern	32,767	-	-	397,070
Robert C. Troccoli	31,289	-	-	376,336
Daniel S. Vandivort (6)	15,314	-	-	206,709
James D. Vaughn (6)	15,396	-	-	205,066
Christopher L. Wilson	34,653	-	-	432,974
Officers
Russell Burk	84,620	-	-	N/A
Bob Leveille	68,392	-	-	N/A

1

2

3

4

5

6

Amounts shown are based on the fiscal year ended December 31, 2019. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2019, including earnings, was $121,674. The table also provides the compensation paid by the Trust to certain Officers for the fiscal year ended December 31, 2019.

These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.

These amounts represent the compensation paid from all Invesco Funds to the individuals who serve as trustees. All trustees currently serve as trustee of 32 registered investment companies advised by Invesco, unless otherwise noted.

On December 31, 2019, Mr. Raymond Stickel, Jr. retired. During the fiscal year ended December 31, 2019, compensation from the Trust for Mr. Stickel was $34,314.

Mr. LaCava was appointed as Trustee of the Trust effective March 1, 2019.

Mss. Brown and Krentzman and Messrs. Motley, Vandivort, and Vaughn were appointed as Trustees for all open-ended funds in the Invesco Fund Complex (which includes all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd.) and Invesco Senior Loan Fund effective June 10, 2019 and were appointed as Trustees for all closed-end funds in the Invesco Fund Complex effective September 17, 2019.

D-1

APPENDIX E

PROXY VOTING POLICIES AND PROCEDURES

Invesco's Policy Statement on Global Corporate

Governance and Proxy Voting

The Adviser and each sub-adviser rely on this policy. In addition, Invesco Advisers, Inc., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Capital Management LLC and Invesco Asset Management (India) Pvt. Ltd. have also adopted operating guidelines and procedures for proxy voting particular to each regional investment center. Such guidelines and procedures are attached hereto.

Invesco's Policy Statement on Global Corporate Governance and Proxy Voting

February, 2020

I.Guiding Principles and Philosophy

Public companies hold shareholder meetings, attended by the company's executives, directors, and shareholders, during which important issues, such as appointments to the company's board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company's operations and policies without being present at the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco's proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients' best interests, which Invesco interprets to mean clients' best economic interests, this Policy and the operating guidelines and procedures of Invesco's regional investment centers.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients' rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.

Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.

II.Applicability of this Policy

This Policy sets forth the framework of Invesco's corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco's investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III. Proxy Voting for Certain Fixed Income, Money Market and Index Strategies

For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies ("Majority Voting"). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy. When there are no corresponding active-equity shares held by Invesco, the proxies for those strategies will be voted in the following manner: (i) for U.S. issuers, in line with Invesco custom voting guidelines derived from the guidelines set forth below; and (ii) for non-U.S. issuers, in line with the recommendations of a third-party proxy advisory service.

IV. Conflicts of Interest

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco's clients or vendors. Under Invesco's Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. "Personal benefit" includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco's products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco's proxy governance team maintains a list of all such issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.

Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best interest of clients, applying them to vote client proxies should, in most instances, resolve any potential conflict of interest. As an additional safeguard, persons from Invesco's marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.'s pecuniary interest when voting proxies on behalf of clients.

2

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

Other Conflicts of Interest

To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.1 Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. Shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund as required by federal securities law or any exemption therefrom. Additionally, Invesco or its Funds may vote proportionally in other cases where required by law.

V.Use of Third-Party Proxy Advisory Services

Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.

As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs, methodologies for formulating voting recommendations, the adequacy and quality of staffing, personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco's performance and policy standards.

VI. Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee ("Global IPAC"). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco's Global Head of ESG. The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages

1Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component.

3

(unless such responsibility is explicitly delegated to the portfolio managers of the securities in question). In addition to the Global IPAC, for some clients, third parties (e.g., U.S. fund boards) provide oversight of the proxy process. The Global IPAC and Invesco's proxy administration and governance team, compliance and legal teams annually communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients' best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, known as the "fund manager portal" and supported by the Global Head of ESG and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.

VII. Non-Votes

In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any benefit to clients. Such circumstances could include, for example:

•If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities;

•In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities ("share blocking"). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client

(s) of voting a specific proxy outweighs the client's temporary inability to sell the security; or

•Some companies require a representative to attend meetings in person to vote a proxy. Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In addition, there may be instances in which Invesco is unable to vote all of its clients' proxies despite using commercially reasonable efforts to do so. For example, Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In other cases, voting may not be practicable due to operational limitations. In such cases, Invesco may choose not to vote, to abstain from voting,

4

to vote in line with management or to vote in accordance with proxy advisor recommendations. These matters are left to the discretion of the relevant portfolio manager.

VIII. Proxy Voting Guidelines

The following guidelines describe Invesco's general positions on various proxy voting issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco's proxy process is investor-driven, and each portfolio manager retains ultimate discretion to vote proxies in the manner he or she deems most appropriate, consistent with Invesco's proxy voting principles and philosophy discussed in Sections I. through IV. Individual proxy votes therefore will differ from these guidelines from time to time.

Invesco generally affords management discretion with respect to the operation of a company's business and will generally support a board's discretion on proposals relating to ordinary business practices and routine matters, unless there is insufficient information to decide about the nature of the proposal.

Invesco generally abstains from voting on or opposes proposals that are "bundled" or made contingent on each other (e.g., proposals to elect directors and approve compensation plans) where there is insufficient information to decide about the nature of the proposals.

A.Shareholder Access and Treatment of Shareholder Proposals – General

Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company's business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders' rights are not adequately protected).

B.Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company's long-term response to environmental, social and corporate responsibility issues can significantly affect long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company's business, Invesco generally will evaluate proposals relating to environmental, social and corporate responsibility issues on a case by case basis and will vote on those proposals in a manner intended to maximize long-term shareholder value. Invesco may choose, however, to abstain on voting on proposals relating to environmental, social and corporate responsibility issues.

5

Invesco reviews on a case by case basis but generally supports the following proposals relating to these issues:

•Gender pay gap proposals

•Political contributions disclosure/political lobbying disclosure/political activities and action

•Data security, privacy, and internet issues

•Report on climate change/climate change action

•Gender diversity on boards

C. Capitalization Structure Issues

i.Stock Issuances

Invesco generally supports a board's proposal to issue additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients' ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to issue additional stock without preemptive rights, as those issuances do not permit shareholders to share proportionately in any new issues of stock of the same class. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights ("blank check" stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.

ii.Stock Splits

Invesco generally supports a board's proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company's industry and performance in terms of shareholder returns.

iii.Share Repurchases

Invesco generally supports a board's proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.

D.Corporate Governance Issues

i.General

Invesco reviews on a case by case basis but generally supports the following proposals related to governance matters:

•Adopt proxy access right

6

•Require independent board chairperson

•Provide right to shareholders to call special meetings

•Provide right to act by written consent

•Submit shareholder rights plan (poison pill) to shareholder vote

•Reduce supermajority vote requirement

•Remove antitakeover provisions

•Declassify the board of directors

•Require a majority vote for election of directors

•Require majority of independent directors on the board

•Approve executive appointment

•Adopt exclusive forum provision

Invesco generally supports a board's discretion to amend a company's articles concerning routine matters, such as formalities relating to shareholder meetings. Invesco generally opposes non-routine amendments to a company's articles if any of the proposed amendments would limit shareholders' rights or there is insufficient information to decide about the nature of the proposal.

ii.Board of Directors

1.Director Nominees in Uncontested Elections

Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board's key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

2.Director Nominees in Contested Elections

Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients' portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long-term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:

•Long-term financial performance of the company relative to its industry 7

•Management's track record

•Background to the proxy contest

•Qualifications of director nominees (both slates)

•Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•Stock ownership positions in the company

3.Director Accountability

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, director "overboarding" (as described below), failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company's directors. Invesco generally supports shareholder proposals relating to the competence of directors that are in the best interest of the company's performance and the interest of its shareholders. In situations where directors' performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.

Invesco generally withholds votes from directors who serve on an excessive number of boards of directors ("overboarding"). Examples of overboarding may include when (i) a non-executive director is sitting on more than six public company boards, and (ii) a CEO is sitting on the board of more than two public companies besides the CEO's own company, excluding the boards of majority-owned subsidiaries of the parent company.

4.Director Independence

Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board's audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors because this minimizes the potential for conflicts of interest.

5.Director Indemnification

Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors' liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Accordingly, unless there is insufficient information to make a decision about the nature of the proposal, Invesco will generally support a board's discretion regarding proposals to limit

8

directors' liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

6.Separate Chairperson and CEO

Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.

Voting decisions may consider, among other factors, the presence or absence of:

•a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties

•a majority of independent directors

•completely independent key committees

•committee chairpersons nominated by the independent directors

•CEO performance reviewed annually by a committee of independent directors

•established governance guidelines

7.Majority/Supermajority/Cumulative Voting for Directors

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

8.Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

9.Board Size

9

Invesco believes that the number of directors is an important factor to consider when evaluating the board's ability to maximize long- term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.

10. Director Term Limits and Retirement Age

Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board's nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.

iii.Audit Committees and Auditors

1.Qualifications of Audit Committee and Auditors

Invesco believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company's financial statements and reports.

2.Auditor Indemnifications

A company's independent auditors play a critical role in ensuring and attesting to the integrity of the company's financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.

3.Adequate Disclosure of Auditor Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco's support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non- audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.

E.Remuneration and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders' long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain

10

objectionable structural features, and plans that appear likely to reduce the value of the client's investment.

i. Independent Compensation/Remuneration Committee

Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company's remuneration practices align with shareholders' interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii.Advisory Votes on Executive Compensation

Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders can express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management's recommendations regarding the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company's executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.

iii.Equity Based Compensation Plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to replenish shares automatically without shareholder approval.

iv.Severance Arrangements

Invesco considers proposed severance arrangements (sometimes known as "golden parachute" arrangements) on a case by case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders' best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives' severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.

v."Claw Back" Provisions

Invesco generally supports so called "claw back" policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.

11

vi.Employee Stock Purchase Plans

Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.

F.Anti-Takeover Defenses

Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans ("poison pills"), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote, as well as the following proposals:

•Provide right to act by written consent

•Provide right to call special meetings

•Adopt fair price provision

•Approve control share acquisition

Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or another change (sometimes known as "greenmail") because these payments result in preferential treatment of some shareholders over others.

Companies occasionally require shareholder approval to engage in certain corporate actions or transactions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco generally determines its votes for these types of corporate actions after a careful evaluation of the proposal. Generally, Invesco will support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy. However, Invesco will generally oppose proposals to change a company's corporate form or to "go dark" (i.e., going private transactions) without shareholder approval.

Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company if the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors' liability.

Invesco will generally support proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

12

Proxy Voting Guidelines

for

Invesco Advisers, Inc.

PROXY VOTING GUIDELINES

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by the Guidelines	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco's interests ahead of client's best interests in voting proxies
Relevant Law and Other Sources	U.S. Investment Advisers Act of 1940, as amended
Last	April 19, 2016
☒Reviewed ☒Revised
by Compliance for Accuracy
Guideline Owner	U.S. Compliance and Legal
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	May 3-4, 2016

The following guidelines apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. ("Invesco") to vote proxies associated with securities held on their behalf (collectively, "Clients").

A. INTRODUCTION

Invesco Ltd. ("IVZ"), the ultimate parent company of Invesco, has adopted a global policy statement on corporate governance and proxy voting (the "Invesco Global Proxy Policy"). The policy describes IVZ's views on governance matters and the proxy administration and governance approach. Invesco votes proxies by using the framework and procedures set forth in the Invesco Global Proxy Policy, while maintaining the Invesco-specific guidelines described below.

B. PROXY VOTING OVERSIGHT: THE MUTUAL FUNDS' BOARD OF TRUSTEES

In addition to the Global Invesco Proxy Advisory Committee, the Invesco mutual funds' board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by Invesco's Global Head of Proxy Governance and Responsible Investment.

C. USE OF THIRD PARTY PROXY ADVISORY SERVICES

Invesco has direct access to third-party proxy advisory analyses and recommendations (currently provided by Glass Lewis ("GL") and Institutional Shareholder Services, Inc. ("ISS")), among other research tools, and uses the information gleaned from those sources to make independent voting decisions.

Invesco's proxy administration team performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the proxy advisory firms are asked to deliver updates directly to the mutual funds' board of trustees. Invesco conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms' capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms' stances on key governance and proxy topics and their policy framework/methodologies. Invesco's proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco's policies and procedures. Furthermore, each proxy advisory firm completes an annual due diligence questionnaire submitted by Invesco, and Invesco conducts on-site due diligence at each firm, in part to discuss their responses to the questionnaire.

If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco's proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm's control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

D. PROXY VOTING GUIDELINES

The following guidelines describe Invesco's general positions on various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. Invesco's proxy process is investor-driven, and each portfolio manager retains ultimate discretion to vote proxies in the manner that he or she deems to be the most appropriate, consistent with the proxy voting principles and philosophy discussed in the Invesco Global Proxy Policy. Individual proxy votes therefore will differ from these guidelines from time to time.

I.Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board's accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board.

2

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

Elections of directors

In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the audit, compensation and governance or nominating Committees. Invesco's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case- by-case basis.

Director performance

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their Level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called "clawback" provisions.

Auditors and Audit Committee members

Invesco believes a company's audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company's audit committee, or when ratifying a company's auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company's financial statements and reports.

Majority standard in director elections

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi- year terms because annual elections increase a board's level of accountability to its shareholders.

Supermajority voting requirements

Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

Responsiveness of Directors

Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

3

Cumulative voting

The practice of cumulative voting can enable minority shareholders to have representation on a company's board, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

Proxy access

Invesco generally supports shareholders' nominations of directors in the proxy statement and ballot because it increases the accountability of the board to shareholders. Invesco will generally consider the proposed minimum period of ownership (e.g., three years), minimum ownership percentage (e.g., three percent), limitations on a proponent's ability to aggregate holdings with other shareholders and the maximum percentage of directors who can be nominated when determining how to vote on proxy access proposals.

Shareholder access

On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate governance standards indicate that such additional protections are warranted.

Exclusive Forum

Invesco generally supports proposals that would designate a specific jurisdiction in company bylaws as the exclusive venue for certain types of shareholder lawsuits in order to reduce costs arising out of multijurisdidional litigation.

II.Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders' long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client's investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

Executive compensation

Invesco evaluates executive compensation plans within the context of the company's performance under the executives' tenure. Invesco believes independent compensation committees are best positioned to craft executive- compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.

4

Equity-based compensation plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability automatically to replenish shares without shareholder approval.

Employee stock-purchase plans

Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

Severance agreements

Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

III.Capitalization

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company's stated reasons for the request. Except where the request could adversely affect the Client's ownership stake or voting rights, Invesco generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V.Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

5

VI. Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company's response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company's business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII. Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients' holdings, so Invesco generally supports a board's discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

D.EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these guidelines and the Invesco Global Proxy Policy, unless the Client retains in writing the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For cash sweep investment vehicles selected by a Client but for which Invesco has proxy voting authority over the account and where no other Client holds the same securities, Invesco will vote proxies based on ISS recommendations.

Funds of Funds

Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

6

F.POLICIES AND VOTE DISCLOSURE

A copy of these guidelines, the Invesco Global Proxy Policy and the voting record of each Invesco Retail Fund are available on Invesco's web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.

7

Proxy Voting Guidelines

for

Invesco Asset Management Limited (UK)

Contents

Page

03Introduction

03What is the UK Stewardship Code?

03Our compliance with the Stewardship Code

04Introduction to the principles of the Stewardship Code

05Principle 1:

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

06Principle 2:

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

07Principle 3:

Institutional investors should monitor their investee companies.

08Principle 4:

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

09Principle 5:

Institutional investors should be willing to act collectively with other investors where appropriate

09Principle 6:

Institutional investors should have a clear policy on voting and disclosure of voting activity

11Principle 7:

Institutional investors should report periodically on their stewardship and voting activities

11Further information/useful links

11Key contact details for matters concerning stewardship

Henley Investment Centre	03

UK Stewardship Policy

Introduction

This paper describes Invesco's approach to stewardship in the UK and in particular how our policy and procedures meet the requirements of the Financial Reporting Council's (FRC) UK Stewardship Code (the Code). Its purpose is to increase understanding of the philosophy, beliefs and practices that drive the Henley Investment Centre's behaviours as a significant institutional investor in markets around the world.

Invesco's Henley Investment Centre has supported the development of good governance in the UK and beyond for many years. We are signatories and supporters of the FRC's Stewardship Code. The Code sets out a number of areas of good practice to which the FRC believes institutional investors should aspire. It also describes steps asset owners can take to protect and enhance the value that accrues to the ultimate beneficiary.

This document is designed to describe how we approach our stewardship responsibilities and how this is consistent with and complies with the Code. It also provides useful links to relevant documents, codes and regulation for those who would like to look further at the broader context of our policy and the Code, as well as our commitment to other initiatives in this area, such as the UN supported Principles for Responsible Investment, of which Invesco is a signatory.

Key contact details are available at the end of this document should you have any questions on any aspect of our stewardship activities.

What is the UK Stewardship Code?

The UK Stewardship Code is a set of principles and guidance for institutional investors which represents current best practice on how they should perform their stewardship duties. The purpose of the Code is to improve the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code was published by the FRC in July 2010, was updated in September 2012, and will continue to be overseen by the FRC. Commitment to the Code is on a "comply or explain" basis.

Our compliance with the UK Stewardship Code

Invesco is committed to being a responsible investor. We serve our clients in this space as a trusted partner both on specific responsible investment product strategies as well as part of our commitment to deliver a superior investment experience. Invesco signed the UN sponsored Principles for Responsible Investment (PRI) in 2013 thereby formalising our commitment to responsible investment globally. We achieved an A+ rating in our 2017 PRI assessment for our strategy and governance in responsible investment. This rating demonstrates our extensive efforts in terms of environmental, social and governance (ESG) integration, active ownership, investor collaboration and transparency. The diversity of Invesco means that investment centres and strategies will vary in their approaches to implementation of responsible investment. Global resources both in terms of external research input and a global team of experts underpin and drive this effort alongside our investment centres. Invesco is a signatory to the UK Stewardship Code. The Code sets out seven principles, which support good practice on engagement with investee companies, and to which the FRC believes institutional investors should aspire.

The Henley Investment Centre takes its responsibilities for investing its clients' money very seriously. As a core part of the investment process, its fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and takes into account ESG issues.

Being a major shareholder in a company is more than simply expecting to benefit from its future earnings streams. In the Henley Investment Centre's view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management's thoughts.

We recognize that different asset classes will vary in their approach to implementation of stewardship activities. Where relevant, the fixed interest and multi-asset teams consider ESG elements as part of their investment research.

The Henley Investment Centre primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder. This is considered more appropriate than undertaking the direct management of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies.

The Henley Investment Centre may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but it will never seek to be involved in the day to day running of any investee companies. The Henley Investment Centre considers that being an active shareholder is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. Given that the majority of the Henley Investment Centre's investments are part of a very active asset management culture, engagement with those companies in which it chooses to invest its clients' money is very important. Encouraging high standards of corporate governance within those companies that it invests is key to achieving successful outcomes for its clients.

The Henley Investment Centre sets out below how it complies with each principle of the FRC's Stewardship code, or details why we have chosen to take a different approach, where relevant.

Henley Investment Centre	04
UK Stewardship Policy

Scope

The scope of this policy covers all portfolios that are managed by the Invesco investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies, all falling under the broader global policy. As an example, within Invesco's UK ICVC range the following funds are excluded: Invesco US Enhanced Index Fund (UK), Invesco Balanced Risk 8 Fund (UK), Invesco Balanced Risk 10 Fund (UK), Invesco European ex UK Enhanced Index Fund (UK), Invesco Global Balanced Index Fund (UK), Invesco Global ex-UK Core Equity Index Fund (UK), Invesco Global ex-UK Enhanced Index Fund (UK), Invesco Hong Kong & China Fund (UK), Invesco Japanese Smaller Companies Fund (UK) and Invesco UK Enhanced Index Fund (UK).

Introduction to the principles of the Stewardship Code

There are 7 principles under the Stewardship Code. Each principle is accompanied by guidance to help investors focus on how to meet it.

The principles are as follows:

-  "Principle 1: Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

-  "Principle 2: Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

-  "Principle 3: Institutional investors should monitor their investee companies.

-  "Principle 4: Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

-  "Principle5: -  "Principle6: -  "Principle7:

Institutional investors should be willing to act collectively with other investors where appropriate. Institutional investors should have a clear policy on voting and disclosure of voting activity. Institutional investors should report periodically on their stewardship and voting activities.

Henley Investment Centre	05

UK Stewardship Policy

Principle 1

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

Guidance

Stewardship activities include monitoring and engaging with companies on matters such as strategy, performance, risk, capital structure and corporate governance, including culture and remuneration.

Engagement is purposeful dialogue with companies on those matters as well as on issues that are the immediate subject of votes at general meetings.

The policy should disclose how the institutional investor applies stewardship with the aim of enhancing and protecting the value for the ultimate beneficiary or client.

The statement should reflect the institutional investor's activities within the investment chain, as well as the responsibilities that arise from those activities. In particular, the stewardship responsibilities of those whose primary activities are related to asset ownership may be different from those whose primary activities are related to asset management or other investment related services.

Where activities are outsourced, the statement should explain how this is compatible with the proper exercise of the institutional investor's stewardship responsibilities and what steps the investor has taken to ensure that they are carried out in a manner consistent with the approach to stewardship set out in the statement.

The disclosure should describe arrangements for integrating stewardship within the wider investment process.

Invesco's Investors' approach:

The Henley Investment Centre complies with Principle 1 by publishing Invesco's Global Policy Statement on Corporate Governance and Proxy Voting and this document around the specific application to Invesco on its website.

In this document we explain our philosophy on stewardship, our proxy voting policy and how we deal with conflicts of interest. In addition, this statement of compliance with the UK Stewardship Code indicates how the Henley Investment Centre addresses engagement, monitoring, and incorporates environmental, social and governance (ESG) activities within our investment process. All of our activities are aimed at enhancing and protecting the value of our investments for our clients.

These documents are reviewed and updated on an annual basis.

Integration of stewardship activities as part of the wider investment process

The investment process and philosophy in Henley is rooted in a culture of long term, valuation led, active management. Fundamental research of companies includes a holistic set of factors.

When analysing companies' prospects for future profitability and hence returns to shareholders, we will take many variables into account, including but not limited to, the following:

-Nomination and audit committees

-Remuneration policies, reporting and directors' remuneration

-Board balance and structure

-Financial reporting principles

-Internal control system and annual review of its effectiveness

-Dividend and Capital Management policies

-ESG activities

Frequent dialogue with companies on these topics is an essential part of our fundamental research process and we will regularly support companies to improve and develop overtime. As such, stewardship is core to our wider investment process.

Dialogue with companies

We will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies' management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about ESG issues where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, we will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, the Henley Investment Centre will seek to influence the direction of that company where practicable. In our view, this is part of our responsibility to clients.

Ultimately the business' performance will have an impact on the returns generated by the Henley Investment Centre's portfolios, whether it is in terms of share price performance or dividends, and the business wants to seek to ensure that the capital invested on behalf of its clients is being used as effectively as possible. In the majority of cases the business is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. Corporate engagement provides an opportunity for regular reviews of these issues.

Henley Investment Centre	06
UK Stewardship Policy

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager's role. The fact that the Henley Investment Centre has been a major shareholder in a number of companies for a long time, reflects both the fact that the original investments were based on a joint understanding of where the businesses were going and the ability of the companies' management to execute that plan. It adds depth to the sophistication of our understanding of the firm, its clients and markets. Inevitably there are times when our views diverge from those of the companies' executives but, where possible, we attempt to work with companies towards a practical solution. However, the Henley Investment Centre believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally we prefer to push for change, (i.e. we believe that we are more influential as an owner of equity) even if this can be a slow process.

Specifically when considering resolutions put to shareholders, we will pay attention to the companies' compliance with the relevant local requirements.

Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to a vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Other considerations that the Henley Investment Centre might apply to non-routine proposals will include:

-The degree to which the company's stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

-Peer group response to the issue in question

-Whether implementation would achieve the objectives sought in the proposal

-Whether the matter is best left to the Board's discretion

Principle 2

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

Guidance

An institutional investor's duty is to act in the interests of its clients and/or beneficiaries.

Conflicts of interest will inevitably arise from time to time, which may include when voting on matters affecting a parent company or client.

Institutional investors should put in place, maintain and publicly disclose a policy for identifying and managing conflicts of interest with the aim of taking all reasonable steps to put the interests of their client or beneficiary first. The policy should also address how matters are handled when the interests of clients or beneficiaries diverge from each other.

Invesco's Investors' approach:

Invesco is required to take all appropriate steps to identify, manage, record and, where relevant, disclose actual or potential conflicts of interest between ourselves (including our managers and employees and any person directly or indirectly linked) and our clients and between one client and another. Invesco has a UK Conflicts of Interest Policy which lists the types of potential conflicts of interest which may arise through the normal course of business whose existence may damage the interests of clients and details the administrative arrangements taken to prevent and manage these. A copy of the UK Conflicts of Interest Policy is provided to investors on request.

Invesco has a UK Code of Ethics for its employees which covers expectations around our principles and obligations as a fiduciary, material non-public information, personal account dealing, outside business activity, and other potential conflicts of interest. All employees are required to provide an annual attestation that they have read the Code of Ethics and will comply with its provisions.

Invesco maintains policies and procedures that deal with conflicts of interest in all of its business dealings. In particular in relation to conflicts of interest that exist in its stewardship and proxy voting activities, these policies can be found in the Global Policy Statement on Corporate Governance and Proxy Voting found on our website.

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco's clients or vendors. Under Invesco's Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. "Personal benefit" includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy vote or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco's products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco's proxy administration team maintains a list of all such issuers for which a conflict of interest actually exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment centre, Invesco generally will vote the proxy in accordance therewith. Where this is not the case, Invesco operates a global Invesco proxy advisory committee (IPAC) who will vote the proxy based on the majority vote of its members (see full description of IPAC in the section on Principle 6).

Henley Investment Centre	07
UK Stewardship Policy

Because this Policy and the operating guidelines and procedures of each regional investment centre are pre-determined and crafted to be in the best economic interest of clients, applying them to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard, persons from Invesco's marketing, distribution and other customer-facing functions may not serve on the IPAC.

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision making process relating to such issues.

Other Conflicts of Interest

In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.

Principle 3

Institutional investors should monitor their investee companies.

Guidance

Effective monitoring is an essential component of stewardship. It should take place regularly and be checked periodically for effectiveness.

When monitoring companies, institutional investors should seek to:

-Keep abreast of the company's performance;

-Keep abreast of developments, both internal and external to the company, that drive the company's value and risks;

-Satisfy themselves that the company's leadership is effective;

-Satisfy themselves that the company's board and committees adhere to the spirit of the UK Corporate Governance Code, including through meetings with the chairman and other board members;

-Consider the quality of the company's reporting; and

-Attend the General Meetings of companies in which they have a major holding, where appropriate and practicable

Institutional investors should consider carefully explanations given for departure from the UK Corporate Governance Code and make reasoned judgements in each case. They should give a timely explanation to the company, in writing where appropriate, and be prepared to enter a dialogue if they do not accept the company's position.

Institutional investors should endeavour to identify at an early stage issues that may result in a significant loss in investment value. If they have concerns, they should seek to ensure that the appropriate members of the investee company's board or management are made aware.

Institutional investors may or may not wish to be made insiders. An institutional investor who may be willing to become an insider should indicate in its stewardship statement the willingness to do so, and the mechanism by which this could be done.

Institutional investors will expect investee companies and their advisers to ensure that information that could affect their ability to deal in the shares of the company concerned is not conveyed to them without their prior agreement.

Invesco's Investors' approach:

Through the Henley Investment Centre's active investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this includes regular meetings. The business will also engage with companies on particular ESG related matters.

Meeting investee companies is a core part of the investment process and the Henley Investment Centre is committed to keeping records of all key engagement activities.

However, meeting company management is not the only method of corporate engagement.

-Our investment teams regularly review company filings and publicly available information to gain a fuller understanding of the relevant company.

-We also attend public meetings that companies call in order to hear from company boards and to discuss topics with other company shareholders on an informal basis.

-Our investment teams also utilise research provided by market participants on the companies that we invest in. This allows us to understand what other participants in the capital markets think about those companies, and helps us develop a more rounded view. Invesco expenses research costs.

-Our investment teams have access to external corporate governance research that flags corporate non-compliance with best practice corporate governance standards. While we believe this is a helpful guide, we consider each company on a case by case basis and may well support management where we believe this is in our clients' best interest.

This approach, and these methods of gaining information allows us to review the performance of our investee companies on a regular basis, and ask questions and raise concerns promptly.

Invesco's approach to the receipt of "inside information"

Invesco has a global and interconnected asset management business without internal information barriers, which means that the receipt of inside information by one area of Invesco's global business results in all of Invesco's global business being deemed to be in receipt of inside information.

The Henley Investment Centre acknowledges that the receipt of inside information has the potential to negatively impact other investment teams, our clients and more generally the efficient and fair operation of capital markets.

Henley Investment Centre	08

UK Stewardship Policy

For these reasons and as a matter of general policy the business does not want to receive inside information.

However, it is acknowledged that as part of the Henley Investment Centre's investment approach and duty to act in the best interests of our clients, there are circumstances in which the business may receive inside information which are detailed further in relevant procedures and policies.

The Henley Investment Centre's investment approach is about forming strong, long term relationships with the companies it invests in. We do this by maintaining regular and direct contact with corporate brokers and the management of companies that they invest in so that we can build real insight into and a deep understanding of such companies, as well as the markets and industry in which they operate.

This, along with the corporate governance responsibilities of being long term asset managers, means participating in meaningful conversations about our investee companies with the company itself and its advisors. This approach provides us with the opportunity to engage in discussions regarding the direction of the strategy of those companies before decisions by the companies have been made. Such engagement is an important aspect of the exercise of our responsibilities as asset manager owners.

Fund managers individually have a key fiduciary responsibility in assessing information received and managing it effectively. In accepting that fund managers may be exposed to receiving inside information, the business has in place policies and procedures to effectively manage this risk. Anyone in receipt of inside information should only disclose to colleagues where necessary or required through the normal course of business and on a "need to know" basis. As soon as an individual has received inside information and been made an insider, compliance will be notified together with the names of those known to also be in receipt of the information. Compliance will update the Invesco "insider list" and ensure trading systems are updated to prevent any further trading until the information becomes public. Further details are available upon request.

Principle 4

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

Guidance

Institutional investors should set out the circumstances in which they will actively intervene and regularly assess the outcomes of doing so. Intervention should be considered regardless of whether an active or passive investment policy is followed. In addition, being underweight is not, of itself, a reason for not intervening. Instances when institutional investors may want to intervene include, but are not limited to, when they have concerns about the company's strategy, performance, governance, remuneration or approach to risks, including those that may arise from social and environmental matters.

Initial discussions should take place on a confidential basis. However, if companies do not respond constructively when institutional investors intervene, then institutional investors should consider whether to escalate their action, for example, by:

-Holding additional meetings with management specifically to discuss concerns;

-Expressing concerns through the company's advisers;

-Meeting with the chairman or other board members;

-Intervening jointly with other institutions on particular issues;

-Making a public statement in advance of General Meetings;

-Submitting resolutions and speaking at General Meetings; and

-Requisitioning a General Meeting, in some cases proposing to change board membership

Invesco's Investors' approach:

The Henley Investment Centre's fund managers escalate stewardship activities in several stages. Initially any issues/concerns would be raised by its fund managers through a process of on-going dialogue and company meetings. We may then take a number of actions to escalate our concerns along the lines of a broad escalation hierarchy, via a number of different approaches including (but not limited to) as follows:

-Meeting with non-executive members of company boards to discuss our concerns

-Attendance and active participation at company annual general meetings (AGMs)

-Writing of letters to company boards expressing our concerns and requiring action to be taken

-Votes against management through the use of proxy voting on company resolutions

On occasions where a fund manager believes an issue is significant enough to be escalated, we will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for our clients.

Henley Investment Centre	09

UK Stewardship Policy

Examples of issues that would prompt us to escalate our concerns may include:

-Poor examples of corporate governance practice within companies – for example where management structures are created that increase conflicts of interest, or leave management control in the hands of dominant shareholders.

-Concerns over remuneration policies at companies where those policies do not align with the ongoing positive growth of the company. This may include us exercising our proxy votes against the reappointment of chairs of the remuneration committees in order to express our concerns.

-Where the strategic direction of companies that we invest in changes significantly, and does not match with the original investment rationale that attracted us to the company in the first place, and where we believe that the new strategy will no longer return the best value to shareholders, and ultimately to our clients.

-Where Board structure or individual composition at an investee company does not meet our standards in terms of the qualifications and expertise required.

We believe that our approach to escalation is consistent with the intent of the Code. However, because we approach each engagement individually we do not see this as a mechanistic process, and therefore our approach will vary based on the individual situations. Through regular and frank meetings with management, we try as much as possible to raise queries and issues before they become areas of concern that require more direct intervention – such as votes against management or disinvestment of positions.

Our preference is to engage privately as we believe it better serves the long-term interests of our clients to establish relationships, and a reputation with companies that enhances rather than hinders dialogue.

Principle 5

Institutional investors should be willing to act collectively with other investors where appropriate

Guidance

At times collaboration with other investors may be the most effective manner in which to engage.

Collective engagement may be most appropriate at times of significant corporate or wider economic stress, or when the risks posed threaten to destroy significant value.

Institutional investors should disclose their policy on collective engagement, which should indicate their readiness to work with other investors through formal and informal groups when this is necessary to achieve their objectives and ensure companies are aware of concerns. The disclosure should also indicate the kinds of circumstances in which the institutional investor would consider participating in collective engagement.

Invesco's Investors' approach:

The Henley Investment Centre is supportive of collective engagement in cases where objectives between parties are mutually agreeable and there are no conflicts of interest.

In taking collaborative action we are cognisant of legal and regulatory requirements, including on market abuse, insider dealing and concert party regulations.

The Investment Association (IA), the UK Sustainable Investment and Finance Association (UKSIF) and the UN backed Principles for Responsible Investment (PRI) coordinate and support collective shareholder meetings which can be very effective as they are carried out in a neutral environment. Where we have an interest, we are regular participants in such meetings.

Invesco are also members of the UK Investor Forum, an organisation set up to create an effective model for collective engagement with UK companies.

All of our engagement activities are undertaken in the best interests of our clients.

Principle 6

Institutional investors should have a clear policy on voting and disclosure of voting activity

Guidance

Institutional investors should seek to vote on all shares held. They should not automatically support the board.

If they have been unable to reach a satisfactory outcome through active dialogue then they should register an abstention or vote against the resolution. In both instances, it is good practice to inform the company in advance of their intention and the reasons why.

Institutional investors should disclose publicly voting records.

Institutional investors should disclose the use made, if any, of proxy voting or other voting advisory services. They should describe the scope of such services, identify the providers and disclose the extent to which they follow, rely upon or use recommendations made by such services.

Institutional investors should disclose their approach to stock lending and recalling lent stock.

Invesco's Investors' approach:

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco's proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients' best interests, which Invesco interprets to mean clients' best economic interests.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

Henley Investment Centre	10
UK Stewardship Policy

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients' rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis. The Henley Investment Centre buys research from several providers to make an informed voting decision. Globally we use ISS and Glass Lewis and we use the Investment Association IVIS service for research for UK securities.

The Henley Investment Centre reports the investment teams' proxy voting records through an easily accessible portal on our website. This allows our clients to see votes that have been cast by our investment professionals on each of our ICVC funds managed by IAML, by company that we are shareholders of, and by resolution, and to easily search for the records that they are interested in. This can be viewed on our website at: www.invesco.co.uk/proxy-voting-records This data will be updated on an annual basis.

Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee ("Global IPAC"). The Global IPAC is a global investments-driven committee which compromises representatives from various investment management teams and Invesco's Head of Global Governance, Policy and Responsible Investment ("Head of Global Governance"). The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco group. In addition to the Global IPAC, for some clients, third parties (e.g., U.S. mutual fund boards) provide oversight of the proxy process.

The Global IPAC and Invesco's proxy administration and governance team, compliance and legal teams regularly communicate and review this Policy and the operating guidelines and procedures of each regional investment centre to ensure that they remain consistent with clients' best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, supported by the Global Head of Responsible Investment and a dedicated team of internal proxy specialists. This proprietary portal is supported by Institutional Shareholder Services (ISS) to process the underlying voting ballots. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Certain investment teams also use the platform to access third-party proxy research.

Non-Votes

In the vast majority of instances, Invesco is able to vote proxies successfully. However, in certain circumstances Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its clients' proxies despite using commercially reasonable efforts to do so. For example:

-Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In such cases, Invesco may choose not to vote, to abstain from voting or to vote in accordance with proxy advisor recommendations

-If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities

-In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities ("share blocking"). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the clients of voting a specific proxy outweighs the clients' temporary inability to sell the security

-Some companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy

Approach to Stock Lending

The Henley Investment Centre does not enter into stock lending arrangements.

Henley Investment Centre	11

UK Stewardship Policy

Principle 7

Institutional investors should report periodically on their stewardship and voting activities Guidance

Institutional investors should maintain a clear record of their stewardship activities.

Asset managers should regularly account to their clients or beneficiaries as to how they have discharged their responsibilities. Such reports will be likely to comprise qualitative as well as quantitative information. The particular information reported and the format used, should be a matter for agreement between agents and their principals.

Asset owners should report at least annually to those to whom they are accountable on their stewardship policy and its execution.

Transparency is an important feature of effective stewardship. Institutional investors should not, however, be expected to make disclosures that might be counterproductive. Confidentiality in specific situations may well be crucial to achieving a positive outcome.

Asset managers that sign up to this Code should obtain an independent opinion on their engagement and voting processes having regard to an international standard or a UK framework such as AAF 01/062. The existence of such assurance reporting should be publicly disclosed. If requested, clients should be provided access to such assurance reports.

Invesco's Investors' approach:

Invesco produces an annual stewardship report which highlights our activities at a global level in terms of ESG activity and in various investment centres.

The Henley Investment Centre reports our investment teams' proxy voting records through an easily accessible portal on our website. This allows our clients to see votes that have been cast by our investment professionals on each of our ICVC funds managed by IAML, by company that we are shareholders of, and by resolution, and to easily search for the records that they are interested in. This can be viewed on our website at: www.invesco.co.uk/proxy-voting-results

This data will be updated on an annual basis.

The processes relating to our corporate governance activities are subject to audit by our internal audit function. This function is independent from the front office, and the rest of the business, and provides an independent assessment of business practises directly to Board level.

We believe that this level of scrutiny and oversight provides our clients with the assurance that our policies and practises meet and exceed current industry standards.

We will continue to assess this approach.

Further information/useful links (also available via our website):

www.invesco.co.uk/corporategovernance-and-stewardship-code

Key contact details for matters concerning stewardship:

Bonnie Saynay

Global Head of Proxy Governance and Responsible Investment

Tel: +1 (713) 214-4774

Email: Bonnie.Saynay@invesco.com

Stuart Howard

Head of Investment Management Operations

Tel: +44 1491 417175

Email: Stuart_Howard@invesco.com

Dan Baker

Operations Manager

Tel: +44 1491 416514

Email: Dan_Baker@invesco.com

Charles Henderson

UK Equities Business Manager

Tel: +44 1491 417672

Email: Charles_Henderson@invesco.com

Cathrine de Coninck-Lopez

Head of ESG, Henley Investment Centre

Tel +44 1491416139

Email: Cathrine.deconinck-lopez@invesco.com

Telephone calls may be recorded.

Important information

Where individuals or the business have expressed opinions, they are based on current market conditions, they may differ from those of other investment professionals and are subject to change without notice.

All information as at 12 December 2017 sourced from Invesco unless otherwise stated.

Invesco Asset Management Limited

Registered in England 949417

Perpetual Park, Perpetual Park Drive, Henley-on-Thames,

Oxfordshire RG9 1HH, UK Authorised and regulated by the Financial Conduct Authority

EMEA7636/64080/PDF/161018

Proxy Voting Guidelines

for

Invesco Asset Management (Japan) Limited

Basic Policy on Proxy Voting

We vote proxies for the purpose of seeking to maximize the interests of our clients (investors) and beneficiaries over time, acknowledging the importance of corporate governance, based on fiduciary duties to our clients (investors) and beneficiaries. We do not vote proxies for the interests of ourselves and any third party other than clients (investors) and beneficiaries. The interests of clients (investors) and beneficiaries is to expand the corporate value or the economic interest of shareholders or the preventing of damage thereto. . Proxy voting is an integral part of our stewardship activities and we make voting decisions considering whether or not the proposal would contribute to the corporate value expansion and sustainable growth.

In order to vote proxies adequately we have established the Responsible Investment Committee and developed these Proxy Voting Guidelines to oversee control of the decision making process concerning proxy voting. While we may seek advice from an external service provider based on our own guidelines, our investment professionals make voting decisions in principle, based on our proxy voting guidelines, taking into account whether or not they contribute to shareholder value enhancement of the subject company.

Responsible proxy voting and constructive dialogue with investee companies are important components of stewardship activities. While the proxy voting guidelines are principles for our making voting decisions, depending on the proposals, we may make special decisions to maximize the interests of clients (investors) and beneficiaries, through the establishment of constructive dialogue with the investee companies. In such case, approval of the Responsible Investment Committee shall be obtained.

The Responsible Investment Committee is consisted of members including Director in charge of the Investment Division as the chair, Head of Compliance, Responsible Investment Officer, investment professionals nominated by the chair and persons in charge at the Client Reporting Department.

We have developed the Conflict of Interest Control Policy and, even in the situation where any conflict of interest is likely to arise, we work to control conflict of interest to protect the interests of clients (investors) and beneficiaries. The Compliance Department is responsible for overseeing company-wide control of conflict of interest. The Compliance Department is independent from investment and marketing divisions, and shall not receive any command or order with respect to the matters concerning compliance with the laws and regulations including the matters concerning conflict of interest from investment and marketing divisions.

Proxy Voting Guidelines

1.Profit Allocation and Dividends

We decide how to vote on the proposals seeking approval for profit allocation and dividends, taking into account the financial conditions and business performance of the subject company, and the economic interest of shareholders, etc.

•Taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote against the proposals, unless reasonable explanation is given by the company.

With respect to the company where profit allocation is determined by the board of directors, taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote against reelection of directors, unless reasonable explanation is given by the company.

Taking into account the status of capital adequacy and business strategies, etc. of the subject company, if the total payout ratio including dividends and share buybacks is significantly low, we consider to vote for the shareholder proposals that require more payout to shareholders.

2.Election of Directors

We decide how to vote on the proposals concerning election of directors, taking into account independence, competence and existence of anti-social acts of director candidates, etc. We decide how to vote on reelection of director candidates, taking into account their approach to corporate governance and accountability during their tenure, business performance of the company and existence of anti- social acts of the company, etc. in addition to the above factors.

Directors should make efforts to continuously gain knowledge and skills from time to time to fulfill the important role and responsibilities in governance of the subject company. Companies are also required to provide sufficient opportunities of such training.

Independent outside directors are expected to play a significant role such as to secure the interest of minority shareholders through activities based on their insights to increase the corporate value of the subject company. It is desirable to enhance the board's governance function with independent outside directors accounting for the majority of the board. However, given the challenge to secure competent candidates, we also recognize that, under the current conditions, it is difficult for all the companies, irrespective of their size, to deploy a majority of the board with independent outside directors.

(1) Independence

•We generally vote for election of outside directors; provided, however, that we generally vote against the candidate who is not regarded as independent from the subject company. With respect to independence, it is desirable that the subject company discloses numerical standard which should support our decision.

•We view following candidates for outside directors are not enough independent;

•Candidates who have been working for following companies during the last 10 years or relatives of those people.

•The subject company

•Subsidiary of the subject company

•Parent of the subject company

•Candidates who have been working for following companies during the last five years or relatives of those people.

•Shareholders who own more than 10% of the subject company

•Principal loan lender

•Principal securities broker

•Major business relationship

•Auditor of the subject company

•Audit companies, consulting companies or any related service providers which have any consulting contracts with the subject company

•Any other counterparts which have any interests in the subject company

•We further scrutinize the independence of candidates who are regarded as not independent enough, even though those are not categorized the case listed above.

•We carefully consider the independence of the candidates who are regarded as being in the cross-share-holding relationship, or the relationship in which companies are sending outside directors each other. We expect that the company should disclose the detail information related to the independence of those candidates reasonably, to enable investors to understand those relationships enough, both in terms of the disclosure timing and method.

•We judge independence based on the independence criteria stipulated by the stock exchange, with focus on whether independence is substantially secured. We consider each company's business surroundings and make best effort to have constructive dialogue with the subject company to understand the independence of the candidates.

•We regard the outside director with significantly long tenure as non-independent, and vote against reelection of such outside director. We generally consider voting against the candidate whose tenure is longer than 10 years.

•In the case where the subject company is the company with a board with audit committee structure, we judge independence of outside director candidates who become members of the audit committee based on the same independence criteria for election of statutory auditors in principle.

•In the case where the subject company is the company with a three committee board structure or the company with a board with audit committee structure, we generally consider to vote against the director candidates who are top executives of the subject company, if independent outside directors of the subject company account for less than 1/3 of the board after the shareholders meeting.

•In the case where the subject company is the company with a statutory auditor structure, we generally vote against the director candidates who are top executives, unless there are at least two outside directors who are independent from the subject company after the shareholders meeting.

•In the case where the subject company has a parent company, we generally consider voting against the director candidates who are top executives of the subject company, if outside directors who are independent from the subject company account for less than half of the board after the shareholders meeting.

(2) Attendance rate and concurrent duties

•All members are expected to attend the board meetings and each committee in principle, and companies are generally obligated to facilitate all members to attend meetings. We generally vote against reelection of the director candidate who attended less than 75% of the board meetings or the respective committee.

•We take into account not only the number of attendance but reasons for nomination and substantial contribution, if disclosed.

•We carefully consider the quality of the candidates who have many concurrent duties as outside directors or outside auditors of listed companies, given that outside directors/auditors are expected to make an important contribution to the board discussion. The company which nominates the candidates who have many concurrent duties should explain the reasonable background and eligibility for such nomination and make best effort to enable investors to understand them enough, both in terms of the disclosure timing and method.

(3) Business performance of the company

•We consider voting against reelection of director candidates, if the subject company made a loss for the three-consecutive year during their tenure.

•We consider voting against reelection of director candidates, if it is judged that the business performance of the subject company is significantly behind peers in the same industry during their tenure.

•We consider voting against the directors who are top executives, if business strategies that enable the corporate value enhancement and sustainable growth are not demonstrated and no constructive dialogue is conducted, with respect to capital efficiency including return on capital.

(4) Anti-social acts of the company

•If it is judged that there has been any corporate scandal that has significant social effects and has impaired, or is likely to impair, the shareholder value during the tenure, we shall conduct sufficient dialogue with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogue and taking into account impact on the shareholder value, we decide how to vote on reelection of the director candidates who are top executives, directors in charge of those cases and members of the audit committee or the similar committee.

•With respect to domestic scandals, if the company has received administrative disposition on cartel or bid-rigging, we consider voting against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee, at the time when the disposition is determined by the Fair Trade Commission, etc. If the final disposition is subsequently determined on appeal or complaint, we do not vote against reelection again at such time. We decide case-by-case with respect to an order for compensation in a civil case or disposition by the Consumer Affairs Agency and administrative disposition imposed overseas.

•With respect to administrative disposition imposed on a subsidiary or affiliate, if the subsidiary or affiliate is unlisted, we consider voting against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee of the holding company or the parent company. If the subsidiary or affiliate is listed, we consider to vote against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee of the subsidiary or affiliate and the parent company; provided, however, that we decide case-by-case depending on importance of the disposition on the subsidiary or affiliate, its impact on business performance of the holding company or parent company.

•With respect to a scandal of an individual employee, if such scandal has impaired, or is likely to impair the shareholder value, and it is judged that the subject company should assume responsibility as a manager, we consider to vote against reelection of the director candidates who are top executives, directors in charge and members of the audit committee or the similar committee.

•We consider voting against reelection of director candidates, if the subject company has committed window-dressing and inadequate accounting activities during their tenure.

(5) Acts against the interest of shareholders

•If the company has increased capital through a third-party allotment that is excessively dilutive without resolution by the shareholders meeting, we consider to vote against reelection of director candidates, particularly the director candidates who are top executives.

•If the company has increased capital through a large-scale public offering without reasonable explanation, we consider voting against reelection of director candidates, particularly the director candidates who are top executives.

•If the shareholder proposal that is judged desirable for minority shareholders has received the majority support, but the company does not implement such proposal or make the similar proposal as the company proposal at the shareholders meeting in the following year, we consider voting against the director candidates who are top executives.

(6) Other

•If information of a director candidate is not fully disclosed, we generally vote against such director candidate.

3.Composition of Board of Directors, etc.

Depending on the size of companies, etc., we believe that a three-committee board structure is desirable to achieve better governance as a listed company. Even for a company with a statutory auditor structure or a company with a board with audit committee, it is also desirable to voluntarily deploy the nomination committee, compensation committee and other necessary committees. It is also desirable that the chair of the board of directors is an independent outside director. We believe that composition of the highly transparent board of directors secures transparency of the management and contributes to a persistent increase in the enterprise value. It is also desirable that the third-party assessment of the board of directors is disclosed.

We are concerned about the retired director assuming a consulting, advisory or other similar position which is likely to have negative impact on greater transparency and decision making of the board of directors. If such position or a person assuming such position exists, it is desirable that its existence, expected role and effects or compensation and other treatment for such position are fully disclosed.

(1) Number of members and change in constituents of the board of directors

•We decide how to vote on the proposals concerning the number of members and change in constituents of the board of directors, by comparing with the current structure and taking into account impact on the subject company and the economic interest of shareholders.

•Number of the board member should be well optimized to make the right management decision at the right timing. We may take into consideration each company's business situation and business scale; however we generally consider to vote against the director candidates who are top executives, in the case that the number of board member exceeds 20 and is not decreased from the previous shareholder's meeting and also the reason for such case is not enough disclosed and reasonably explained.

•We generally vote against the director candidates who are top executives in the case that the percentage of outside directors declines substantially through the decrease of outside directors or the increase of internal directors.

(2) Procedures for election of directors, scope of responsibilities of directors, etc.

•We decide how to vote on the proposals concerning a change in procedures for election of directors, by comparing with the current procedures and taking into account reasonableness of such change, etc.

•We generally vote against the proposals that reduce responsibility of directors for monetary damages due to their breach of duty of care of a prudent manager.

•Responsibilities of the board of directors include proper supervision over the succession plan for top executives. The nomination committee at the company with a three-committee board structure, or the nomination committee that should be voluntarily deployed by the company with a different structure, should provide proper supervision over fostering and election of successors with secured transparency. It is desirable that an independent outside director serves as the chair of the nomination committee. If the process is judged to significantly lack transparency and reasonableness, we consider to vote against the director candidates who are top executives.

4.Election of Statutory Auditors

We decide how to vote on the proposals concerning election of statutory auditors, taking into account independence, competence and existence of anti-social acts of auditor candidates, etc. We decide how to vote on reelection of statutory auditor candidates, taking into account their approach to corporate governance and accountability during their tenure, existence of anti-social acts of the company, etc. in addition to the above factors.

Statutory auditors and directors who are members of the audit committee or the similar committee are required to have deep specialized knowledge of accounting and laws and regulations, and should make efforts to continuously gain knowledge and skills from time to time to fulfill the important role and responsibilities in governance of the subject company. Companies are also required to provide sufficient opportunities of such training.

(1) Independence

•We generally vote against non-independent outside statutory auditors.

•The person who has no relationship with the subject company other than being elected as a statutory auditor is regarded as independent.

•We regard the outside statutory auditor with significantly long tenure as non-independent, and vote against reelection of such outside statutory auditor. We generally consider to vote against the candidate whose tenure is longer than 10 years.

(2) Attendance rate and concurrent duties

•All statutory auditors are expected to attend meetings of the board of directors or the board of statutory auditors in principle, and companies are generally obligated to facilitate all statutory auditors to attend meetings. We generally vote against reelection of the statutory auditor candidate who attended less than 75% of meetings of the board of directors or the board of statutory auditors.

•We take into account not only the number of attendance but reasons for nomination and substantial contribution, if disclosed.

•We carefully consider the quality of the candidates who have many concurrent duties as outside directors or outside auditors of listed companies, given that outside directors/auditors are expected to make an important contribution to the board discussion. The company which nominate the candidates who have many concurrent duties should explain the reasonable background and eligibility for such nomination and make best effort to enable investors to understand them enough, both in terms of the disclosure timing and method.

(3) Accountability

•If there are material concerns about the provided auditor report or auditing procedures, or if the matters to be disclosed are not fully disclosed, we vote against reelection of statutory auditor candidates.

(4) Anti-social acts of the company

•If it is judged that there has been any corporate scandal that has significant social effects and has impaired, or is likely to impair, the shareholder value during the tenure, we shall conduct sufficient engagement with the subject company on the background and subsequent resolutions of the scandal. Based on the engagement and taking into account impact on the shareholder value, we decide how to vote on reelection of statutory auditor candidates.

•With respect to domestic scandals, if the company has received administrative disposition on cartel or bid-rigging, we consider to vote against reelection of statutory auditor candidates, at the time when the disposition is determined by the Fair Trade Commission, etc. If the final disposition is subsequently determined on appeal or complaint, we do not vote against reelection again at such time. We decide case-by-case with respect to an order for compensation in a civil case or disposition by the Consumer Affairs Agency and administrative disposition imposed overseas.

•With respect to administrative disposition imposed on a subsidiary or affiliate, if the subsidiary or affiliate is unlisted, we consider to vote against reelection of statutory auditor candidates of the holding company or the parent company. If the subsidiary or affiliate is listed, we consider to vote against reelection of statutory auditor candidates of the subsidiary or affiliate and the holding company; provided, however, that we decide case-by-case depending on importance of the disposition on the subsidiary or affiliate, its impact on business performance of the holding company or parent company.

•With respect to a scandal of an individual employee, if such scandal has impaired, or is likely to impair the shareholder value, and it is judged that the subject company should assume responsibility as a manager, we consider to vote against reelection of statutory auditor candidates.

•We consider voting against reelection of statutory auditor candidates, if the subject company has committed window-dressing and inadequate accounting activities during their tenure.

5.Composition of Board of Statutory Auditors

We decide how to vote on the proposals concerning the number of members and change in constituents of the board of statutory auditors, by comparing with the current structure and taking into account impact on the subject company and the economic interest of shareholders.

•We favorably consider an increase in the number of statutory auditors, but in the case of a decrease in the number of statutory auditors, unless reasons are clearly and reasonably stated, we consider to vote against reelection of the director candidates who are top executives.

6.Election and Removal of Accounting Auditors

We decide how to vote on the proposals concerning election and removal of accounting auditors, taking into account competence of candidates and the level of costs for the accounting audit, etc.

•If it is judged that there are following problems with the accounting audit services in the subject company, and the accounting auditor in question is not removed but reelected, we generally vote against reelection of the statutory auditor candidates and the director candidates who are members of the audit committee or the similar committee:

•It is judged that the accounting auditor has expressed incorrect opinions on financial conditions;

•In the case where there are concerns on the financial statements, the matters to be disclosed are not fully disclosed;

•In the case where the accounting auditor has a contract of non-accounting audit services with the subject company, it is judged that such non-accounting audit services are recognized to have conflict of interest with accounting audit services;

•In the case where excessive accounting audit costs are paid;

•It is judged that gross fraudulence or negligence of the accounting auditor is recognized.

•If it is judged that there are problems with accounting audit services in another company, and the accounting auditor in question becomes a candidate for election or is not removed but reelected, we decide how to vote, giving full consideration to impact on the enterprise value of the subject company.

•We generally vote against the proposals concerning a change in accounting auditors, if difference in views about the accounting principles between the previous accounting auditor and the subject company is judged to be the reason for such change.

7.Compensation and Bonuses for Directors, Statutory Auditors and Employees

(1) Compensation and bonuses for Directors

•In determining compensation and bonuses for directors, it is desirable to increase the proportion of stocks in compensation and bonuses, taking into account whether the performance-based compensation structure is developed, whether transparency is fully secured such as disclosure of an index or formula as a basis for calculation, and impact on shareholders such as dilution. The compensation committee at the company with a three-

committee board structure, or the compensation committee that should be voluntarily deployed by the company with a different structure, should ensure the compensation structure with secured transparency. It is desirable that an independent outside director serves as the chair of the compensation committee.

•We consider to vote against the proposals seeking approval for compensation and bonuses in the following cases:

•where negative correlation is seen between the business performance of the subject company and compensation and bonuses;

•where there exist problematic system and practices;

•where the aggregate amount of compensation and bonuses is not disclosed;

•where mismanagement is clear as shown by share price erosion or and significant deterioration in profit;

•where the person who is judged to be responsible for acts against the interest of shareholders is among recipients of compensation and bonuses.

•We generally vote for the proposals requesting disclosure of compensation and bonuses of individual directors.

•If any measures are implemented to secure transparency of the system other than individual disclosure, such measures are taken into account.

•If there is no proposal seeking approval for compensation and bonuses and the system is not clear, we consider to vote against election of the director candidates who are top executives,

•We generally vote against bonuses for statutory auditors and the directors who become members of the audit committee under the audit committee system

•As directors who become members of the audit committee at the company with a three committee structure, directors who become members of the audit committee at the company with a board with audit committee structure and outside directors are required to perform duties as director, we consider their compensation and bonuses differently from statutory auditors at the company with a statutory auditor structure.

(2)Stock compensation

•We decide how to vote on the proposals concerning stock compensation including stock option plans and restricted stock units, taking into account impact on the shareholder value and rights of shareholders, the level of compensation, the recipients of stock compensation, and reasonableness, etc.

•We generally vote against the proposals seeking to lower the strike price of stock options.

•We generally vote for the proposals seeking to require approval of shareholders for change in the strike price of stock options.

•We generally vote against the stock compensation, if terms of exercise including the percentage of dilution are unclear. We generally consider to vote against the proposal in which there is a 10% or more dilution potentiality.

•Stock compensation should be a long-term incentive and its plan should be aligned with a long-term corporate value growth. Considering that, we generally vote against the proposal which enables the beneficiaries to exercise whole rights vested in the subject year within two years. However, the beneficiary who retires during the subject year is the exception for this clause. We will carefully review its validity if the restricted period is regarded as too long.

•We generally vote against the stock compensation granted to statutory auditors and the directors who become members of the audit committee under the audit committee system.

•As directors who become members of the audit committee at the company with a three committee structure are required to perform duties as director, we consider the stock compensation for them differently from statutory auditors and the directors who become members of the audit committee under the audit committee system at the company with a statutory auditor structure.

•We generally vote against the stock compensation granted to any third parties other than employees.

•We generally vote against the stock compensation if it is judged likely to be used as a tool for takeover defense.

(3) Stock purchase plan

•We decide how to vote on the proposals concerning stock purchase plan, taking into account impact on the shareholder value and rights of shareholders, the recipients of stock compensation and reasonableness, etc.

(4) Retirement benefits for directors

•We decide how to vote on the proposals concerning grant of retirement benefits, taking into account the scope of recipients, existence of anti-social acts of recipients, business performance of the company and anti-social acts of the company, etc.

•We generally vote for the proposals granting retirement benefits, if all of the following criteria are met:

•The granted amount is disclosed;

•Outside directors, statutory auditors and the directors who become members of the audit committee under the audit committee system are not included in recipients;

•There has been no serious scandal involving recipients during their tenure;

•The subject company has not suffered from loss for the three consecutive year, or its business performance is not judged to significantly lag relative to peers in the same industry;

•There has been no corporate scandal that has significant social effects on the subject company and has impaired, or likely to impair, the shareholder value during the tenure of recipients;

•The subject company has not committed window-dressing and inadequate accounting activities during the tenure of recipients.

8.Cross-shareholdings

If the company holds shares for relationship purpose, we believe that the company is required to explain about medium- to long-term business and financial strategies and disclose criteria for proxy voting decisions and voting results, etc. If no reasonable views are indicated and no constructive dialogue is conducted, we consider to vote against the director candidates who are top executives. It is important that the company does not prevent companies who have its shares as a "policy-share-holding" from selling/reducing them.

9.Capital Policy

As the capital policy of listed companies is likely to have important impact on the shareholder value and the interest of shareholders of the subject company, the subject company should implement the reasonable capital policy and explain basic policies of the capital policy to shareholders. We consider voting against the proposals concerning the capital policy that is judged to impair the shareholder value. If there exists the capital policy that is not part of proposals at the shareholders meeting but is judged to impair the shareholder value, we consider voting against reelection of director candidates.

•The company may not intend to keep/increase "so-called loyal shareholders" for the company management to hinder minority shareholders right through the third party allotment, transfer of the treasury stocks or transfer of the stocks which are held by the company management to the foundations which have a close relationship with the subject company.

(1) Change in authorized capital

•We decide how to vote on the proposals seeking to increase authorized capital, taking into account impact of the change in authorized capital on the shareholder value and rights of shareholders, reasonableness of the change in authorized capital and impact on share listing or sustainability of the company, etc.

•We generally vote for the proposals seeking to increase authorized capital, if it is judged that not increasing authorized capital is likely to cause delisting of the subject company or have significant impact on sustainability of the company.

•We generally vote against the proposals seeking to increase authorized capital after emergence of acquirer.

(2) Issuance of new shares

•We decide how to vote on issuance of new shares, taking into account reasons for issuance of new shares, issuing terms, impact of dilution on the shareholder value and rights of shareholders, and impact on share listing or sustainability of the company, etc.

(3) Share buybacks, reissuance of shares

•We decide how to vote on the proposals concerning share buybacks or reissuance of shares, taking into account their reasonableness, etc.

(4) Share split

•We generally vote for the proposals seeking to split shares.

(5) Consolidation of shares (reverse share split)

•We decide how to vote on the proposals seeking consolidation of shares, taking into account its reasonableness, etc.

(6) Preferred shares

•We generally vote against the proposals seeking to create, or increase authorized capital of, carte blanche preferred shares that are issued without specifying the voting right, dividends, conversion and other rights.

•We generally vote for the proposals seeking to create, or increase authorized capital of, preferred shares where the voting right, dividends, conversion and other rights are specified and those rights are judged reasonable.

•We generally vote for the proposals requiring approval of shareholders for issuance of preferred shares.

(7) Issuance of bonds with share options

•We decide how to vote on the proposals seeking to issue bonds with share options, taking into account the number of new shares and the redemption period of bonds, etc.

(8) Issuance of straight bonds, expansion of credit facility

•We decide how to vote on the proposals concerning issuance of straight bonds or expansion of credit facility, taking into account the financial conditions, etc. of the subject company.

(9) Capitalization of debt

•We decide how to vote on the proposals seeking to change authorized capital or issue shares in connection with restructuring of debt, taking into account the terms of change in authorized capital or issuance of shares, impact on the shareholder value and rights of shareholders, their reasonableness and impact on share listing or sustainability of the company, etc.

(10) Capital reduction

•We decide how to vote on the proposals concerning reduction in capital, taking into account impact of capital reduction on the shareholder value and rights of shareholders, reasonableness of capital reduction and impact on share listing or sustainability of the company, etc.

•We generally vote for the proposals seeking to reduce capital as typical accounting procedures.

(11) Financing plan

•We decide how to vote on the proposals concerning financing plan, taking into account impact on the shareholder value and rights of shareholders, its reasonableness and impact on share listing or sustainability of the company, etc.

(12) Capitalization of reserves

•We decide how to vote on the proposals seeking capitalization of reserves, taking into account its reasonableness, etc.

10.Amendment to the Articles of Incorporation, etc.

(1) Change in accounting period

•We generally vote for the proposals seeking to change the accounting period, unless it is judged to aim to delay the shareholders meeting.

(2) Amendments of articles of incorporation

•We decide how to vote on the proposals concerning article amendments, taking into account impact of article amendments on the shareholder value and rights of shareholders, necessity and reasonableness of article amendments, etc.

•We generally vote for the proposals seeking article amendments, if such amendments are required by the laws.

•We generally vote against the proposals seeking article amendments, if such amendments are judged to be likely to infringe on rights of shareholders or impair the shareholder value.

•We generally vote for transition to the company with a three committee board structure.

•We decide how to vote on the proposals seeking to ease or eliminate requirements for special resolutions, taking into account its reasonableness.

•We are concerned about the retired director assuming a consulting, advisory or other similar position which is likely to have negative impact on greater transparency and decision making of the board of directors. We generally vote against the proposals seeking to create such position.

(3)Change in quorum for the shareholders meeting

•We decide how to vote on the proposals concerning change in quorum for the shareholders meeting, taking into account impact on the shareholder value and rights of shareholders, etc.

11.Change in company organization, etc

(1) Change in trade name and registered address

•We decide how to vote on the proposals seeking to change the trade name, taking into account impact on the shareholder value, etc.

•We generally vote for the proposals seeking to change the registered address.

(2) Company reorganization

•We decide how to vote on the proposals concerning the following company reorganization, taking into account their respective impact on the shareholder value and rights of shareholders, impact on financial conditions and business performance of the subject company, and impact on share listing or sustainability of the company, etc.

Mergers and acquisitions

Transfer of business

Spin-off

Sale of assets

Sale of company

Liquidation

12.Proxy Fight

(1)Proxy fight

•We decide how to vote on the proposals concerning election of directors among rival candidates, taking into account independence, competence, existence of anti-social acts, approach to corporate governance and accountability of director candidates, business performance of the company, existence of anti-social acts of the company, as well as the background of the proxy fight, etc.

(2) Proxy fight defense measures

•Classified board structure

•We generally vote against the proposals seeking to introduce the classified board structure.

•We generally vote for the proposals seeking to set a director's term of one year.

•Right to remove directors

•We generally vote against the proposals seeking to tighten requirements for shareholders to remove directors.

•Cumulative voting system

•We decide how to vote on the proposals seeking to introduce the cumulative voting system for election of directors, taking into account its background, etc.

•We decide how to vote on the proposals seeking to eliminate the cumulative voting system for election of directors, taking into account its background, etc.

13.Takeover Defense

We believe that the interests of the management and shareholders do not always align with each other, and generally vote against new establishment, amendment and update of takeover defense measures that are judged to decrease the shareholder value or interfere with rights of shareholders. We generally vote against reelection of director candidates, if there exist takeover defense measures that are not part of proposals at the shareholders meeting but are judged to decrease the shareholder value or interfere with rights of shareholders.

•Relaxation of requirements for amendment to the articles of incorporation and company regulations

•We decide how to vote on the proposals seeking to relax the requirements for amendment to the articles of incorporation or company regulations, taking into account impact on the shareholder value and rights of shareholders, etc.

•Relaxation of requirements for approval of mergers

•We decide how to vote on the proposals seeking to relax the requirements for approval of mergers, taking into account impact on the shareholder value and rights of shareholders.

14.ESG

We support the United Nations Principles for Responsible Investment and acknowledge that how companies address to ESG is an important factor in making investment decisions. Thus, we consider voting against reelection of the director candidates who are top executives and directors in charge, if it is judged that any event that is likely to significantly impair the enterprise value has occurred. We consider to vote for the related proposal, if it is judged to contribute to protection from impairment of, or enhancement of, the enterprise value, and if not, vote against such proposal.

15.Disclosure

Disclosure of information and constructive dialogue based thereon are important in making proxy voting decisions and investment decisions.

•We generally vote against the proposals where sufficient information to make proxy voting decision is not disclosed.

•We generally vote for the proposals seeking to enhance disclosure of information, if such information is beneficial to shareholders.

•If disclosure of information about financial and non-financial information of the subject company is significantly poor, and if the level of investor relations activities by the management or persons in charge is significantly low, we consider to vote against reelection of the director candidates who are top executives and directors in charge.

16.Conflict of Interest

We abstain from voting proxies of the following companies that are likely to have conflict of interest.

We also abstain from voting proxies with respect to the following investment trusts, etc. that are managed by us or Invesco Group companies, as conflict of interest is likely to arise.

•Companies and investment trusts, etc. that we abstain from voting proxies:

•Invesco Ltd.

•Investment corporations managed by Invesco Global Real Estate Asia Pacific, Inc.

Our proxy voting and stewardship activities are to be reported to Responsible Investment Committee and approved by the Committee. Further, the Compliance Department reviews appropriateness of proxy voting activities from a conflict of interest viewpoint and then reports to Conflict of Interest Committee. Those results are reported to Tokyo's Executive Committee and global Proxy Advisory Committee.

We have developed the Conflict of Interest Control Policy. If any conflict of interest may arise, we work to control conflict of interest so as to protect the interests of clients (investors) and beneficiaries. The Compliance Department is responsible for overseeing company-wide control of conflict of interest. The Compliance Department is independent from investment, sales and marketing department, and shall not receive any command or order from investment, sales and marketing department with respect to the matters concerning compliance with the laws and regulations including the matters concerning conflict of interest.

17.Shareholder Proposals

We vote case-by-case on the shareholder proposals in accordance with the Guidelines along with the company proposals in principle.

DISCLAIMER: The English version is a translation of the original in Japanese for information purposes only. In case of a discrepancy, the Japanese original will prevail. You can download the Japanese version from our website: http://www.invesco.co.jp/footer/proxy.html.

C2019-08-021

Proxy Voting Guidelines

for

Invesco Capital Management LLC

PROXY VOTING GUIDELINES
All funds advised by Invesco Capital Management LLC
Applicable to
("ICM" or the "Adviser") for which it has been delegated
proxy voting authority.
Risk Addressed by Policy	Breach of fiduciary duty to clients under the Investment
Advisers Act of 1940 by placing Invesco's interests ahead of clients' best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Effective Date	June 24, 2014
Last Amended Date	December 12, 2019
I. GENERAL POLICY

ICM has adopted proxy voting policies with respect to securities owned by series for which it serves as investment adviser and has been delegated the authority to vote proxies. ICM's proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

Invesco Ltd. ("Invesco"), the parent to the Adviser, has adopted a global policy statement on corporate governance and proxy voting (the "Global Invesco Policy") (see Exhibit A), which details Invesco's views on governance matters and describes the proxy administration and governance approach. The Adviser will approach proxy constraints according to the Invesco global statement on corporate governance and proxy voting. The Adviser will approach conflicts of interest in accordance with Invesco's global policy statement on corporate governance and proxy voting. The Adviser votes proxies by utilizing the procedures and mechanisms outlined in the Global Invesco Policy, while maintaining specific guidelines for products advised by the Adviser or an affiliate of the Adviser ("Affiliated Funds"), as set forth below:

Overlapping Securities

In instances where both an Affiliated Fund advised by the Adviser and an Affiliated Fund advised by an Invesco Ltd. entity hold an equity security ("Overlapping Securities"), the Adviser will vote proxies in accordance with the recommendation of an Invesco Ltd. adviser based on the comprehensive proxy review and under the Global Invesco Policy. The Global Invesco Policy is overseen by the Invesco Proxy Advisory Committee ("IPAC"), which also orchestrates the review and analysis of the top twenty- five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Global Invesco Proxy Voting Process, the IPAC oversees instances when possible conflicts of interest arise among funds. (Please see the Global Invesco Policy for the detailed conflicts of interest approach.)

In instances where the global proxy administration team does not receive a recommendation in a timely manner, the proxy administration team will automatically vote such ballots in accordance with Invesco's custom guidelines established in Invesco's global proxy voting policy and US guidelines.

Non-Overlapping Securities

In instances where securities are held only by an Affiliated Fund advised by the Adviser and not also by an Invesco Ltd. active equity entity fund, the Adviser will instruct the proxy administration team to vote proxies in accordance with said Invesco custom guidelines implemented by ISS, Invesco's vote execution agent.

2

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or Invesco's custom guidelines (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

II.SPECIAL POLICY

Certain Affiliated Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require such Affiliated Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund's shares. In instances in which an Affiliated Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

3

Proxy Voting Guidelines

for

Invesco Asset Management (India) Pvt. Ltd.

Voting Policy

		Invesco Asset Management (India) Pvt. Ltd.
		Voting Policy
Draft	:	Final
Version	:	7
Effective Date	:	May 9, 2019

Invesco Asset Management (India) Pvt. Ltd.

Voting Policy

A.Preamble

SEBI vide its circular reference no. SEBI/IMD/Cir No.18/198647/2010 dated March 15, 2010 has stated that mutual fund should play an active role in ensuring better corporate governance of listed companies. The said circular stated that the AMCs should disclose their general policies and procedures for exercising the voting rights in respect of shares held by them.

Subsequently, SEBI vide its circular ref. no. CIR/IMD/DF/05/2014 dated March 24, 2014 and SEBI/HO/IMD/DF2/CIR/P/2016/68 dated August 10, 2016 have amended certain provisions of above mentioned circular specifying additional compliance / disclosure requirements with respect to exercise of voting rights by mutual funds.

This policy is drafted in pursuance of SEBI circular dated March 15, 2010 read with March 24, 2014 and August 10, 2016 and provides general philosophy, broad guidelines and procedures for exercising voting rights.

Invesco Asset Management (India) Private Limited ("IAMI") is an Investment Manager to the scheme(s) of Invesco Mutual Fund ("the Fund"). As an investment manager, IAMI has fiduciary responsibility to act in the best interest of unit-holders of the Fund. This responsibility includes exercising voting rights attached to the securities of the companies in which the schemes of the Fund invest. It will be IAMI's endeavor to participate in the voting process (i.e. exercise voting rights) based on the philosophy enunciated in this policy.

B.Philosophy of Voting Policy

Good corporate governance ensures that a corporation is managed keeping in mind the long-term interest of shareholders. Promoting good corporate governance standards forms an integral part of corporate ownership responsibilities.

With this in the forefront, IAMI expects all corporations, in which it invests in, to comply with high corporate governance standards. Accordingly, as the decision to invest is generally an endorsement of sound management practices, IAMI may generally vote with the management of these corporations. However, when IAMI is of the view that the unit holders will be prejudiced by any such proposal, then it may vote against such proposal to protect the interest of unit holders. Also in case of resolutions moved by the shareholders of the company, IAMI will exercise its voting rights in the best interest of its unit holders. In certain circumstances, IAMI may also decide to refrain from voting where it has insufficient information or there is conflict of interest or it does not have a clear stance on the proposal under consideration.

IAMI, as an investment manager, will generally vote in accordance with the Voting Policy. However, it may deviate from the policy if there are particular facts and/or circumstances that warrant for such deviation to protect the interests of unit-holders of the Fund.

C.Conflict of Interest in Exercising Voting Rights

IAMI, under schemes, may invest in the securities of associate/group companies (to the extent permitted under SEBI (Mutual Funds) Regulations, 1996). Further, IAMI is an affiliate of a diverse financial services organization consisting of many affiliates. Moreover IAMI under schemes may invest in securities of companies which have invested in schemes of Invesco Mutual Fund. Such scenarios may lead to a situation creating conflict of interest.

In a situation where an investee company, an affiliate or associate/group company were to approach IAMI with regard to a particular voting decision then such matter will be referred to the Voting Committee.

IAMI will attempt to avoid conflict of interest and will exercise its voting rights in the best interest of the unit-holders. Voting decisions in such cases will be based on merits without any bias and the same parameters will be applied for taking voting decisions as are applied for other companies.

D.Voting Policy Guidelines

The matters regarding, but not limited to, which the IAMI may exercise the voting rights in the Annual General Meeting (AGMs) /Extra Ordinary General Meeting (EGMs)/ Through Postal Ballots/Electronic voting of the investee companies are as follows:

•Corporate governance matters, including changes in the state of incorporation, merger and other corporate restructuring and anti- takeover provisions.

•Changes to capital structure, including increase and decrease of capital and preferred stock issuances.

•Stock option plans and other management compensation issues.

•Social and corporate responsibility issues.

•Appointment and Removal of Directors.

•Any other issue that may affect the interest of the shareholders in general and interest of the unit-holders in particular.

IAMI will exercise voting rights keeping in mind the need to improve economic value of the companies and importance of protecting the interests of unit holders of its schemes but subject to importance of the matter and cost/time implications. The analysts in equity team will make recommendations on key voting issues and same will be approved by the Head of Equity or Fund Manager. In case of conflicts or need for a clearer direction, the matter may be referred to the Voting Committee for its guidance.

E.Voting Committee

As a guiding principle, IAMI shall exercise voting rights solely in the interest of unit holders of the Fund. IAMI has constituted a Voting Committee (VC). The Committee is empowered to provide guidance on the voting matters referred to it, establish voting guidelines and procedures as it may consider necessary and is responsible to ensure that these guidelines and procedures are adhered to and also make changes in the Policy as may be required from time to time. The members of this Committee are as follows:

•CEO / COO/Head - Operations (any one)

•Head of Compliance or Member of compliance team

•Head of Equity or Fund Manager (equity)

•Head of Fixed Income and/ or Fund Managers (fixed income)

•Any other representative as the Committee may co-opt from time to time Broad Guidelines for functioning of Voting Committee are:

1.Voting Committee may record its decisions by circulation including decisions/guidance on voting matters that have been referred to it.

2.Voting Committee may consult with outside experts and other investors on issues as it may deem fit

3.Decisions of Voting Committee should be maintained by compliance

4.Details of voting decisions taken by the Fund Management team will be presented to the Voting Committee/Investment Committee.

5.Voting Committee may review this policy from time to time.

F.Steps (Procedure) in Exercising Voting Rights

The following points outline the key steps in exercising Voting rights:

1)Notification of company AGMs / EGMs and relevant voting items to Fund Management Team.

2)The IAMI shall endeavor to vote for all holdings of the Fund, aggregated for all its schemes, but subject to the importance of the matter and the cost/time implications. The voting will cover all equity holding across all schemes of Invesco Mutual Fund. (except for companies which are held only in arbitrage fund)

3)Custodian will send ballots and or other relevant papers (notice of meeting, proxy form, attendance slips etc.) to IAMI relating to AGM/EGM as soon as it receives.

4)The fund management team is authorized to decide on voting decisions but may refer decisions to the Voting Committee for its guidance/direction.

5)Based on internal discussion within the fund management team, a decision would be arrived at as to whether IAMI should vote on the proposed resolution. Routine matters and ordinary resolutions like adoption of financials (unless there are significant auditor qualifications), dividend declaration, general updating/corrective amendments to the Articles of Association would also be considered for voting purpose. However IAMI may on a case to case basis, not vote on such resolutions, if it deems fit to do so.

6)Proposed resolutions would be discussed within the fund management team and decision would be taken on whether to vote ("for"/ "against") or "abstain" from voting. IAMI may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value and/or matters for which disclosure is inadequate. For the remaining proposals, IAMI would vote either "for" or "against" based on overall merits and demerits of the proposed resolution. IAMI will generally support and vote "for" proposals which are likely to result in maximizing long-term investment returns for unit holders. IAMI would not support and will vote "against" proposals that appear to be detrimental to the company financials / interest of the minority shareholders or which would adversely impact shareholders' value.

7)IAMI may exercise its voting rights by authorizing its own executives/authorized representative to attend the AGM/EGM or may instruct the Custodian to exercise voting rights in accordance with the instructions of IAMI.

8)IAMI may exercise its voting rights through Postal Ballot or may use Electronic voting mechanism, wherever available, either through its own executives or by authorizing the Custodian. The records of voting exercised through Postal Ballot will be maintained by IAMI.

9)IAMI may utilize the services of third party professional agencies for getting in-depth analyses of proposals and vote recommendations. However, the recommendations of the third party agencies will be non-binding in nature. IAMI will perform due diligence on proxy voting advisory firms at the time of initial selection as well as at the time of renewal of services of the proxy voting. The due diligence will be carried out on parameters viz. resource strength, Companies under coverage, extent of institutional ownership, depth of analysis, quality of advice / recommendations, analyst access & support, timely availability of reports, composition of board of directors, advisory board and top management, web-based interface platform and clientele.

10)The rationale supporting each voting decision (For, Against and Abstain) will be recorded and such records will be retained for number of years (currently 8 years) as may be required under the SEBI (Mutual Funds) Regulations, 1996 from time to time.

G.Disclosures

The disclosures of voting rights exercised are as follows:

•Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) on a quarterly basis in the prescribed format within the stipulated timelines as prescribed by SEBI from time to time.

•Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis in the prescribed format and the same will also be disclosed in Annual Report of the schemes of the Fund.

•Summary on actual exercise of votes cast and its break-up in terms of total number of votes cast in favor, against or abstained will also be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis.

H.Certification/Confirmation

•On an annual basis, IAMI will obtain a certification from scrutinizer (in terms of Rule 20 (3) (ix) of Companies (Management and Administration) Rules, 2014) on voting reports and the same will be placed before the Boards of AMC and Trustee. The scrutinizer's certificate will form part of Annual Report and will also be uploaded on the website of IAMI (www.invescomutualfund.com).

•A confirmation shall also be submitted by Trustees in its half yearly report to SEBI that IAMI have voted on important decisions affecting interests of unitholders.

I.Review

The Board of Directors of IAMI and Trustees shall review and ensure that IAMI have voted on important decisions affecting interests of unitholders and the rationale recorded for vote decision is prudent and adequate.

References of SEBI Circular:

Sr. #	Circular Number	Date
1.	SEBI/IMD/CIR No 18 / 198647 /2010	March 15, 2010
2.	E-mail from SEBI	June 23, 2011
3.	CIR/IMD/DF/05/2014	March 24, 2014
4.	SEBI/HO/IMD/DF2/CIR/P/2016/68	August 10, 2016

The Voting Policy of Invesco Mutual Fund was initially approved by the Board of Directors Invesco Asset Management (India) Private Limited and Invesco Trustee Private Limited in their respective meetings held on September 16, 2010. The Voting Policy (Version 3) amended pursuant to SEBI Circular dated March 24, 2014 was approved in Board meetings of Invesco Asset Management (India) Private Limited and Invesco Trustee Private Limited held on May 22, 2014 and May 23, 2014, respectively.

The Voting Policy will be available on the website of the fund (www.invescomutualfund.com) and link will be provided on the home page.

Date of Review: May 9, 2019

Next Date of Review: On or before May 31, 2020

Noted for Implementation:
Taher Badshah	Sujoy Das	Suresh Jakhotiya
Head - Equity	Head - Fixed Income	Head - Compliance & Risk
Neelesh Dhamnaskar	Kavita Bhanej
Fund Manager	Vice President - Operations
Noted:
Saurabh Nanavati			Ketan Ugrankar
Chief Executive Officer			COO & CFO
Version History:
Version	Date	Description	Initiator	Approved by

1.0	September 2, 2010	Initial Adoption of Voting Policy	Suresh Jakhotiya	Board of Religare Invesco AMC and
Trustees at board meetings held on
September 16, 2010.
2.0	June 28, 2011	Policy amended pursuant to SEBI	Suresh Jakhotiya	Board of Religare Invesco AMC and
		e-mail dated June 23, 2011		Trustees at board meetings held on
July 13, 2011.
3.0	May 23, 2014	Policy amended pursuant to SEBI	Suresh Jakhotiya	Board of Religare Invesco AMC and
		circular dated March 24, 2014		Trustees at board meetings held on
May 22, 2014 and May 23, 2014
respectively.
3.1	July 5, 2016	Names of AMC and Trustee	Suresh Jakhotiya	N.A.

Company were changed to reflect new names and logo was changed

4	November 18, 2016	Amended Policy pursuant to SEBI	Suresh Jakhotiya	Board	of	IAMI &	ITPL	at	their
		circular dated August 10, 2016 and for		meetings held on November 18, 2016
		the purpose of IAMI's application to		and November 25, 2016 respectively.
SEC for registration as an advisor.
5	May 5, 2017	Reviewed and no changes to be made	Suresh Jakhotiya			N.A.
6	May 31, 2018	Changes in the voting policy	Suresh Jakhotiya	Board	of	IAMI &	ITPL	at	their
		guidelines.		meetings held on
7	May 9, 2019	Reviewed and changes made w.r.t	Suresh Jakhotiya	Will be placed before the Board of
		voting for holdings in arbitrage fund		IAMI and ITC for noting at their
forthcoming meetings

APPENDIX F

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 9, 2020.

Invesco Oppenheimer V.I. Capital Appreciation Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Company
Allstate Advisor	-
544 Lakeview Parkway, Suite L1B

Vernon Hills, IL 60061-1826
Annuity Investors Life Insurance
Mail Drop GAT-14N	-
P.O. Box 5423

Cincinnati, OH 45201-5423
Delaware Life Insurance Company
MFS Regatta Masters	-
1601 Trapelo Road, Suite 30

Waltham, MA 02451-7360
Genworth Life & Annuity Insurance Company
Commonwealth		-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721
Mass Mutual Life Insurance Company
BS VARLIFE SEL		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
CM VUL		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
Tran SL T2	-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Co.
Trans-T		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
Trans TS*		-
1295 State Street

Springfield, MA 01111-0001

F-1

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Mass Mutual Life Insurance Company
VULII 16 FAV 1		-
1295 State Street

Springfield, MA 01111-0001
Protective Life Insurance Company
Protective VA	-
2801 Highway 280 South

P.O. Box 2606
Birmingham, AL 35202-2606
Riversource Life Insurance Company
Innovations VA	-
222 Ameriprise Financial Center

Minneapolis, MN 55474-0002
Talcott Resolution Life & Annuity Insurance
Company
Separate Account

P.O. Box 5051
Hartford, CT 06102-5051

Talcott Resolution Life Insurance Company

Separate Account-

P.O. Box 5051

Hartford, CT 06102-5051

*Control Persons. As of April 13, 2020, Mass Mutual Life Insurance Co. ("Mass Mutual") beneficially owns 26.10% of the outstanding voting securities of the Fund. As such, Mass Mutual may be able to affect the outcome of certain matters presented for a shareholder vote. A withdrawal of an investment by Mass Mutual could adversely affect the Fund's expense ratio and/or lead to an increase in its portfolio turnover. Massachusetts Mutual Life Insurance Company is a global, diversified insurance and financial services organization organized in the state of Massachusetts.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Company
Allstate Advisor	-
544 Lakeview Parkway, Suite L1B

Vernon Hills, IL 60061-1826
Commonwealth Annuity & Life Insurance
Company
AFLIAC-VA	-
5801 SW 6th Avenue
Topeka, KS 66636-1001
Delaware Life Insurance Company
MFS Regatta Masters	-
1601 Trapelo Road, Suite 30

Waltham, MA 02451-7360
Genworth Life & Annuity Insurance Company
Class 2 Shares	-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721
Genworth Life & Annuity Insurance Company
Commonwealth		-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721

F-2

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Genworth Life Insurance Company of New York
Class 2 Shares	-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721
Mass Mutual Life Insurance Company
Panorama Plus		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
PANORAMAQ*		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
PPREM		-
1295 State Street

Springfield, MA 01111-0001
Monarch Life Insurance Company
Monarch Life Prod B
Mail Stop 4410		-
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
Nationwide Insurance Company
NWVAII
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029

*Control Persons. As of April 13, 2020, Mass Mutual Life Insurance Co. ("Mass Mutual") beneficially owns 28.22% of the outstanding voting securities of the Fund. As such, Mass Mutual may be able to affect the outcome of certain matters presented for a shareholder vote. A withdrawal of an investment by Mass Mutual could adversely affect the Fund's expense ratio and/or lead to an increase in its portfolio turnover. Massachusetts Mutual Life Insurance Company is a global, diversified insurance and financial services organization organized in the state of Massachusetts.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Company
Allstate Advisor	-
544 Lakeview Parkway, Suite L1B

Vernon Hills, IL 60061-1826
Genworth Life & Annuity Insurance Company
Class 2 Shares	-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721
Mass Mutual Life Insurance Company
BS VARLIFE SEL		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
CM VUL		-
1295 State Street

Springfield, MA 01111-0001

F-3

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Mass Mutual Life Insurance Company
Tran SL T2	-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
Trans-TS		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
VASA 3*		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
VASA 4		-
1295 State Street

Springfield, MA 01111-0001
MM SE2 Variable Products
Transition Select II	-
1295 State Street

Springfield, MA 01111-0001
Midland National Life Insurance Company
Separate Account C	-
4350 Westown Parkway

WDM, IA 50266-1036
Nationwide Insurance Company
NWVA9
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Talcott Resolution Life & Annuity Insurance
Company
Separate Account	-
P.O. Box 5051
Hartford, CT 06102-5051

*Control Persons. As of April 13, 2020, Mass Mutual Life Insurance Co. ("Mass Mutual") beneficially owns 41.22% of the outstanding voting securities of the Fund. As such, Mass Mutual may be able to affect the outcome of certain matters presented for a shareholder vote. A withdrawal of an investment by Mass Mutual could adversely affect the Fund's expense ratio and/or lead to an increase in its portfolio turnover. Massachusetts Mutual Life Insurance Company is a global, diversified insurance and financial services organization organized in the state of Massachusetts.

Invesco Oppenheimer V.I. Global Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Genworth Life & Annuity Insurance Company
Class 2 Shares	-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721
Mass Mutual Life Insurance Company
BS VARLIFE SEL		-
1295 State Street

Springfield, MA 01111-0001

F-4

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Mass Mutual Life Insurance Company
Trans-TS		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
VASA 3		-
1295 State Street

Springfield, MA 01111-0001
Nationwide Insurance Company
NWVAII
c/o IPO Portfolio Accounting	-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVAII
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVA9
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVLI-4
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Protective Life Insurance Company
Protective VA
2801 Highway 280 South	-
P.O. Box 2606
Birmingham, AL 35202-2606
Riversource Life Insurance Company
RAVA	-
222 Ameriprise Financial Center

Minneapolis, MN 55474-0002
Talcott Resolution Life & Annuity Insurance
Company
Separate Account	-
P.O. Box 5051
Hartford, CT 06102-5051
Talcott Resolution Life Insurance Company
Separate Account	-
P.O. Box 5051

Hartford, CT 06102-5051
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record

F-5

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Mass Mutual Life Insurance Company
FOFM		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
Tran SL T2	-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
Trans-T		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
Trans-TS		-
1295 State Street

Springfield, MA 01111-0001
Nationwide Insurance Company
NWVLI-4
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Protective Life Insurance Company
Protective VA
2801 Highway 280 South	-
P.O. Box 2606
Birmingham, AL 35202-2606
Riversource Life Insurance Company
RAVA	-
222 Ameriprise Financial Center

Minneapolis, MN 55474-0002
Invesco Oppenheimer V.I. Government Money Fund
	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Protective Life Insurance Company
Protective VA
2801 Highway 280 South		-
P.O. Box 2606
Birmingham, AL 35202-2606
Invesco Advisers Inc.
Attn: Corporate Controller	-
1555 Peachtree Street NE, Suite 1800

Atlanta, GA 30309-2499
___________________________
*Owned of record and beneficially

Invesco Oppenheimer V.I. International Growth Fund

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record

F-6

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
CMFG Life Insurance Company
CUNA VA	-
2000 Heritage Way

Waverly, IA 50677-9208
CMFG Life Insurance Company
GA Madison		-
2000 Heritage Way

Waverly, IA 50677-9208
Jefferson National Life Insurance Company
Separate Account	-
10350 Ormsby Park Place Suite 600

Louisville, KY 40223-6175
Lincoln Life Insurance Company
Flex Prem VL A/C S
Mutual Fund Admin Area 6H-02	-
1300 S. Clinton Street
Fort Wayne, IN 46802-3518
Mass Mutual Life Insurance Company
Tran SL T2	-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
Tran-TS		-
1295 State Street

Springfield, MA 01111-0001
Midland National Life Insurance Company
Separate Account C	-
4350 Westown Parkway

WDM, IA 50266-1036
Minnesota Life Insurance Company
Multiple Option VA	-
400 Robert Street N., Suite A

Saint Paul, MN 55101-2099
Nationwide Insurance Company
NWVAII
c/o IPO Portfolio Accounting	-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVLI-4
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
Private Placement
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Pacific Life Insurance Company
Separate Account A	-
700 Newport Center Drive

Newport Beach, CA 92660-6307

Invesco Oppenheimer V.I. Main Street Fund

F-7

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Delaware Life Insurance Company
MFS Regatta Masters	-
1601 Trapelo Road, Suite 30

Waltham, MA 02451-7360
Genworth Life & Annuity Insurance Company
Class 2 Shares	-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721
Mass Mutual Life Insurance Company
PANORAMAQ		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
PPREM		-
1295 State Street

Springfield, MA 01111-0001
Mutual of America
Separate Account 2		-
320 Park Avenue, Floor 5

New York, NY 10022-6839
Nationwide Insurance Company
NWVAII
c/o IPO Portfolio Accounting	-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVA9
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVLI-4
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Protective Life Insurance Company
Protective VA
2801 Highway 280 South	-
P.O. Box 2606
Birmingham, AL 35202-2606
Invesco Oppenheimer V.I. Main Street Small Cap Fund
	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Brighthouse Life Insurance Company
BLIC Separate Account A	-
11225 N. Community House Road

Charlotte, NC 28277-4435
Genworth Life & Annuity Insurance Company
Class 2 Shares	-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721

F-8

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Lincoln Benefit Life Company
Variable Life		-
P. O. Box 94210

Palatine, IL 60094-4210
Nationwide Insurance Company
NWVAII
c/o IPO Portfolio Accounting	-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVA9
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
NWVLI-4
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Riversource Life Insurance Company
RAVA	-
222 Ameriprise Financial Center

Minneapolis, MN 55474-0002
Talcott Resolution Life & Annuity Insurance
Company
Separate Account	-
P.O. Box 5051
Hartford, CT 06102-5051
Voya Retirement Insurance & Annuity Company
ALIAC-VAA
Attn: Fund Operations		-
1 Orange Way B3N
Windsor, CT 06095-4773
Invesco Oppenheimer V.I. Total Return Bond Fund
	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Company
Allstate Advisor	-
544 Lakeview Parkway, Suite L1B

Vernon Hills, IL 60061-1826
Allstate Life Insurance Company of New York
HSBC Multi-Manager VA	-
544 Lakeview Parkway, Suite L1B

Vernon Hills, IL 60061-1826
Genworth Life & Annuity Insurance Company
Commonwealth		-
6620 W. Broad Street, Building 2

Richmond, VA 23230-1721
Jefferson National Life Insurance Company
Separate Account	-
10350 Ormsby Park Place Suite 600

Louisville, KY 40223-6175

F-9

	Series I Shares	Series II Shares

Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Mass Mutual Life Insurance Company
PPREM		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
SL10		-
1295 State Street

Springfield, MA 01111-0001
Mass Mutual Life Insurance Company
VULII 16 FAV 1		-
1295 State Street

Springfield, MA 01111-0001
Midland National Life Insurance Company
Separate Account C	-
4350 Westown Parkway

WDM, IA 50266-1036
Nationwide Insurance Company
NWVAII
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Nationwide Insurance Company
Private Placement
c/o IPO Portfolio Accounting		-
P.O. Box 182029
Columbus, OH 43218-2029
Security Benefit Life Insurance Company
Advance Designs	-
1 SW Security Benefit Place

Topeka, KA 66606-2541
Security Benefit Life Insurance Company
Secure Designs	-
1 SW Security Benefit Place

Topeka, KA 66606-2541

Management Ownership

As of April 9, 2020 the trustees and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

F-10

APPENDIX G

MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees paid by the Funds, or the predecessor funds, as applicable, were as follows:

Fund	2019	2018	2017
Invesco Oppenheimer V.I. Capital Appreciation	$4,941,455	$5,472,543	$5,959,688
Fund

Invesco Oppenheimer V.I. Conservative	$1,417,062	$1,522,921	$1,656,729
Balanced Fund

Invesco Oppenheimer V.I. Discovery Mid Cap	$5,016,938	$5,190,248	$4,955,861
Growth Fund

Invesco Oppenheimer V.I. Global Fund	$14,985,357	$16,562,044	$16,347,764
Invesco Oppenheimer V.I. Global Strategic	$8,755,844	$9,817,868	$10,357,738
Income Fund

Invesco Oppenheimer V.I. Government Money	$4,856,081	$3,999,278	$2,196,845
Fund

Invesco Oppenheimer V.I. International Growth	$4,404,407	$5,229,829	$5,198,559
Fund

Invesco Oppenheimer V.I. Main Street Fund	$8,224,842	$8,493,002	$8,715,696
Invesco Oppenheimer V.I. Main Street Small	$6,104,920	$7,205,624	$7,243,026
Cap Fund

Invesco Oppenheimer V.I. Total Return Bond	$741,328	$752,983	$814,494
Fund

G-1

APPENDIX H

PORTFOLIO MANAGERS

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco's portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The 'Investments' chart reflects the portfolio managers' investments in the Fund(s) that they manage and includes investments in the Fund's shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager's immediate family members sharing the same household). The 'Assets Managed' chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies;

(ii)other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Investments

The following information is as of December 31, 2019 (unless otherwise noted):

Dollar Range
Portfolio Managers	of Investments
in the Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund
Erik Voss	None
Ido Cohen	None
Invesco Oppenheimer V.I. Conservative Balanced Fund
Michael Hyman	None

Magnus Krantz	None

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Justin Livengood	None1
Ronald J. Zibelli, Jr.	None1
Invesco Oppenheimer V.I. Global Fund
John Delano	None

Invesco Oppenheimer V.I. Global Strategic Income Fund
Hemant Baijal	None
Christopher (Chris) Kelly	None
Invesco Oppenheimer V.I. International Growth Fund
George R. Evans	None1
Robert B. Dunphy	None1
Invesco Oppenheimer V.I. Main Street Fund
Manind ("Mani") Govil	None1
Paul Larson	None1
Benjamin Ram	None

Invesco Oppenheimer V.I. Main Street Small Cap Fund

1 The portfolio manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

H-1

Dollar Range
Portfolio Managers	of Investments
in the Fund
Raymond Anello	None

Joy Budzinski	None

Kristin Ketner Pak	None

Magnus Krantz	None

Raman Vardharaj	None

Adam Weiner	None1
Matthew P. Ziehl	None

Invesco Oppenheimer V.I. Total Return Bond Fund
Matthew Brill2	None
Michael Hyman	None
Todd Schomberg2	None

Assets Managed

The following information is as of December 31, 2019 (unless otherwise noted):

	Other Registered		Other Pooled Investment			Other
	Investment Companies
			Vehicles Managed		Accounts Managed
Portfolio Managers	Managed

	Number	Assets	Number	Assets	Number	Assets

	of		of		of
		(in millions)		(in millions)		(in millions)
	Accounts		Accounts		Accounts

	Invesco Oppenheimer V.I. Capital Appreciation Fund
Erik Voss	7	$20,368.7	None	None	None	None

Ido Cohen	4	$19,091.1	1	$1,764.3	None	None

	Invesco Oppenheimer V.I. Conservative Balanced Fund
Michael Hyman	10	$12,319.2	11	$3,560.7	13	$0.23
Magnus Krantz	9	$6,220.9	None	None	563	$15.13
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Justin Livengood	3	$4,911.7	1	$42.9	None	None

Ronald J. Zibelli, Jr.	7	$8,022.0	2	$106.1	None	None
		Invesco Oppenheimer V.I. Global Fund
John Delano	8	$17,812.8	2	$261.7	1	$129.5
	Invesco Oppenheimer V.I. Global Strategic Income Fund
Hemant Baijal	4	$7,139.8	5	$686.0	None	None

Christopher (Chris) Kelly	3	$6,861.0	2	$31.6	None	None

	Invesco Oppenheimer V.I. International Growth Fund
George R. Evans	4	$21,441.2	3	$550.0	3	$660.0

Robert B. Dunphy	3	$16,526.2	3	$550.0	3	$660.0

	Invesco Oppenheimer V.I. Main Street Fund
Manind ("Mani") Govil	8	$19,737.6	1	$120.5	13	$0.23

2 The portfolio manager began serving on the Fund effective January 14, 2020.

3 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

H-2

	Other Registered		Other Pooled Investment			Other
	Investment Companies
			Vehicles Managed		Accounts Managed
Portfolio Managers	Managed

	Number	Assets	Number	Assets	Number	Assets

	of		of		of
		(in millions)		(in millions)		(in millions)
	Accounts		Accounts		Accounts

Paul Larson	7	$16,804.4	1	$120.5	13	$0.23
Benjamin Ram	7	$16,804.4	1	$120.5	13	$0.23
	Invesco Oppenheimer V.I. Main Street Small Cap Fund
Raymond Anello	7	$4,331.0	None	None	563	$15.13
Joy Budzinski	8	$5,505.6	None	None	563	$15.13
Kristin Ketner Pak	7	$4,331.0	None	None	563	$15.13
Magnus Krantz	9	$5,695.9	None	None	563	$15.13
Raman Vardharaj	8	$7,264.7	None	None	563	$15.13
Adam Weiner	7	$4,331.0	None	None	563	$15.13
Matthew P. Ziehl	7	$4,331.0	None	None	563	$15.13
	Invesco Oppenheimer V.I. Total Return Bond Fund
Matthew Brill2	6	$8,3467.0	6	$2,947.3	None	None
Michael Hyman	10	$12,389.5	11	$3,560.7	13	$0.23
Todd Schomberg2	2	$2,228.1	12	$6,035.0	None	None

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

H-3

Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance fee.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period4
Invesco 5	One-, Three- and Five-year performance
Invesco Deutschland	against Fund peer group
Invesco Hong Kong5
Invesco Asset Management
Invesco India
Invesco Listed Real Assets Division5
Invesco Senior Secured5, 6	Not applicable
Invesco Capital5,7
Invesco Canada5	One-year performance against Fund peer
group
Three- and Five-year performance against

4 Rolling time periods based on calendar year-end.

5 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.

6 Invesco Senior Secured's bonus is based on annual measures of equity return and standard tests of collateralization performance. 7 Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.

H-4

entire universe of Canadian funds
Invesco Japan8	One-, Three- and Five-year performance

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

8 Portfolio Managers for Invesco Pacific Growth Fund's compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.

H-5

APPENDIX I

ADMINISTRATIVE SERVICES FEES

Each Fund paid Invesco the following amounts for administrative services for the most recent fiscal year ended December 31, 2019:

Fund Name
Invesco Oppenheimer V.I. Capital Appreciation Fund	$675,119
Invesco Oppenheimer V.I. Conservative Balanced Fund	175,349
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	709,390
Invesco Oppenheimer V.I. Global Fund	2,368,569
Invesco Oppenheimer V.I. Global Strategic Income Fund	1,339,831
Invesco Oppenheimer V.I. Government Money Fund	210,528
Invesco Oppenheimer V.I. International Growth Fund	446,199
Invesco Oppenheimer V.I. Main Street Fund	1,175,066
Invesco Oppenheimer V.I. Main Street Small Cap Fund	838,910
Invesco Oppenheimer V.I. Total Return Bond Fund	123,874

No administrative services fees were paid by the predecessor funds for the fiscal years ended December 31, 2017 and December 31, 2018. Each predecessor fund's advisory agreement required the predecessor fund's investment adviser, at its expense, to provide the predecessor funds with adequate office space, facilities and equipment. It also required each predecessor fund's investment adviser to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for each predecessor fund. Those responsibilities included the compilation and maintenance of records with respect to predecessor funds' operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for the continuous public sale of shares of the predecessor funds. The management fees paid to each predecessor fund's investment adviser are found in Appendix G.

I-1

APPENDIX J

BROKERAGE COMMISSIONS

The Funds, or the predecessor funds, as applicable, paid brokerage commissions for the last three fiscal years ended December 31, as follows:

	Total Dollar Amount of Brokerage
	Commissions Paid *
Fund	2017	2018	2019
Invesco Oppenheimer V.I. Capital Appreciation Fund1	$198,347	$207,861	$414,391
Invesco Oppenheimer V.I. Conservative Balanced Fund2	$52,683	$57,091	$32,183
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	$588,552	$553,272	$266,006
Fund3

Invesco Oppenheimer V.I. Global Fund	$458,017	$531,491	$412,869
Invesco Oppenheimer V.I. Global Strategic Income Fund	$237,441	$98,806	$92,643
Invesco Oppenheimer V.I. Government Money Fund	$0	$0	$0
Invesco Oppenheimer V.I. International Growth Fund	$256,343	$221,089	$297,665
Invesco Oppenheimer V.I. Main Street Fund3	$384,604	$603,824	$398,183
Invesco Oppenheimer V.I. Main Street Small Cap Fund3	$836,156	$749,823	$422,490
Invesco Oppenheimer V.I. Total Return Bond Fund4	$7,849	$10,821	$5,142

*Amounts do not include spreads or commissions on principal transactions on a net trade basis.

1The variation in brokerage commissions paid by the Fund for the 2019 fiscal year compared to the prior fiscal year's is attributable to changes to the management team and increased portfolio turnover.

2The difference in brokerage commissions paid by the Fund for the 2019 fiscal year compared to the prior fiscal years' is attributable to a general reduction in the cost of brokerage, as well as lower turnover in certain portions of the Fund's portfolio.

3The difference in brokerage commissions paid by the Fund for the 2019 fiscal year compared to the prior fiscal years' is attributable to a general reduction in the cost of brokerage.

4The variation in brokerage commissions paid by the Fund for the 2019 fiscal year compared to the prior fiscal years' is attributable to lower portfolio turnover.

J-1

APPENDIX K

DIRECTED BROKERAGE (RESEARCH SERVICES)

Directed Brokerage

The Funds, or predecessor funds, as applicable, paid the following commissions to firms that provide brokerage and research services to the Funds or predecessor funds during the most recent fiscal year ended December 31, 2019:

		Related Brokerage
Fund	Transactions	Commissions
Invesco Oppenheimer V.I. Capital Appreciation Fund	$955,320,909	$395,887
Invesco Oppenheimer V.I. Conservative Balanced Fund	$53,071,602	$26,351
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	$892,041,734	$259,922
Invesco Oppenheimer V.I. Global Fund	$777,972,701	$402,817
Invesco Oppenheimer V.I. Global Strategic Income Fund	$66,704,319	$61,396
Invesco Oppenheimer V.I. Government Money Fund	$0	$0
Invesco Oppenheimer V.I. International Growth Fund	$387,756,951	$284,639
Invesco Oppenheimer V.I. Main Street Fund	$1,061,956,838	$388,422
Invesco Oppenheimer V.I. Main Street Small Cap Fund	$514,638,923	$402,672
Invesco Oppenheimer V.I. Total Return Bond Fund	$0	$0

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

Because the Funds are new, no securities have been purchased by the Funds as of the date of this SAI. The predecessor funds purchased securities of their regular brokers or dealers during the most recent fiscal year as follows:

		Aggregate Holdings of the
	Name of Regular Broker or	Securities of the Issuer as of
	Dealer or Parent of Regular	the Fiscal Year Ended
Predecessor Fund	Broker or Dealer	December 31, 2019
Invesco Oppenheimer V.I. Capital	Goldman Sachs & Company	$2,275,847
Appreciation Fund
Invesco Oppenheimer V.I.	Bank of America Corporation	$1,031,805
Conservative Balanced Fund	Goldman Sachs & Company	$347,098
	Morgan Stanley & Co. LLC	$555,112
	Credit Suisse	$209,528
Invesco Oppenheimer V.I. Global	Goldman Sachs & Company	$7,170,137
Fund	Credit Suisse	$31,510,127
Invesco Oppenheimer V.I. Global	Credit Suisse	$3,797,394
Strategic Income Fund
Invesco Oppenheimer V.I. Total	Bank of America Corporation	$845,569
Return Bond Fund/VA	Goldman Sachs & Company	$360,817
	Credit Suisse	$201,019
	Morgan Stanley & Co. LLC	$566,387

K-1

APPENDIX L

CERTAIN FINANCIAL INTERMEDIARIES THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation 1st Partners, Inc.

401k Exchange, Inc.

401k Producer Services Admin Partners LLC ADP Broker Dealer, Inc. Advantage Capital Corporation Advest Inc.

Advisor Group Advisory Services

AIG Capital Services, Inc.

Alight Financial Solutions Alliance Benefit Group Allianz Life

Allstate

Alta Montclair

American Enterprise Investment

American Fidelity Assurance Company

American General

American Portfolios Financial Services Inc.

American Skandia Life Assurance Corporation

American United Life Insurance Company

Ameriprise Financial Services Inc. Ameritas Life Insurance Corp Ameritrade

APEX Clearing Corporation Ascensus

Associated Securities Corporation

AXA

Baden Retirement Plan Services Bank of America

Bank of New York Mellon Bank of Oklahoma Barclays Capital Inc.

Bay Bridge Administrators LLC BB&T Capital Markets

BC Ziegler BCG Securities

Benefit Plans Administrators Benefit Trust Company Benefits Consultants Group BMO Harris Bank NA BNP Paribas

BOSC, Inc.

Branch Banking & Trust Company Brighthouse Life Insurance Co Brinker Capital

Brown Brothers Harriman & Co. Buck Kwasha Securities LLC Cadaret Grant & Company, Inc.

Cambridge Investment Research, Inc.

Cantella & Co., Inc. Cantor Fitzgerald & Co.

Capital One Investment Services

LLC Centennial Bank Center for Due Diligence Cetera

Charles Schwab & Company, Inc. Chase

Citi Smith Barney Citibank NA

Citigroup Global Markets Inc. City National Bank Comerica Bank Commerce Bank

Commonwealth Financial Network

LPL

Community National Bank Compass

Compusys / ERISA Group Inc Conduent HR Services LLC

Contemporary Financial Solutions, Inc.

CPI Qualified Plan Consultants, Inc. Credit Suisse Securities

Crowell Weedon & Co. CUNA Mutual Life

CUSO Financial Services, Inc. D.A. Davidson & Company Daily Access Corporation Delaware Life Insurance Company Deutsche Bank

Digital Retirement Solutions, Inc. Diversified Investment Advisors Dorsey & Company Inc. Dyatech Corporation

Education Trust Board of New Mexico

Edward Jones & Co. Envestnet

Envoy Plan Services Inc Equitable Life Insurance Company Equity Services, Inc.

Erisa Administrative Services Expertplan

Farmers Financial Solutions Fidelity

Fifth Third

Financial Data Services Inc. Financial Planning Association Financial Services Corporation First Clearing Corp.

First Command Financial Planning,

Inc.

First Financial Equity Corp.

First Southwest Company

Forethought Life Insurance

Company

Forrest T Jones & Company

Frost

FSC Securities Corporation

FTB Advisors

Fund Services Advisors, Inc.

Gardner Michael Capital, Inc.

GE

Genworth

Glenbrook Life and Annuity

Company

Global Atlantic

Goldman, Sachs & Co.

Great West Life

Guaranty Bank & Trust

Guardian

GunnAllen Financial

GWFS Equities, Inc.

H.D. Vest

Hantz Financial Services Inc

Hare and Company

Hartford

Hightower Securities, LLC

Hornor, Townsend & Kent, Inc.

HSBC

Huntington

ICMA Retirement Corporation

Institutional Cash Distributors

Intersecurities, Inc.

INVEST Financial Corporation, Inc.

Investment Centers of America, Inc.

J.M. Lummis Securities

Jackson National Life

Jefferson National Life Insurance

Company

Jefferson Pilot Securities

Corporation

John Hancock

JP Morgan

Kanaly Trust Company

Kaufmann and Global Associates

Kemper

Kestra Investment Services LLC

Key Bank

Ladenburg Thalmann

LaSalle Bank, N.A.

Lincoln

Lincoln Investment Planning

Loop Capital Markets, LLC

LPL Financial

L-1

M & T Securities, Inc.

M M L Investors Services, Inc.

M&T Bank

Marshall & Ilsley Trust Co., N.A.

Mass Mutual

Matrix

Mellon

Mercer

Merrill Lynch

Metlife

Meyer Financial Group, Inc.

Mid Atlantic Capital Corporation

Minnesota Life Insurance Co.

MMC Securities

Money Concepts

Morgan Keegan & Company, Inc.

Morgan Stanley

Morningstar Inc

MSCS Financial Services, LLC

Municipal Capital Markets Group,

Inc.

Mutual Service Corporation

Mutual Services, Inc.

N F P Securities, Inc.

NatCity Investments, Inc.

National Benefit Services, LLC

National Financial Services

National Plan Administrators

National Planning

National Retirement Partners Inc.

Nationwide

New York Life

Newport Retirement Plan Services,

Inc.

Next Financial Group, Inc.

NFP Securities Inc.

Northeast Securities, Inc.

Northern Trust

Northwestern Mutual Investment

Services

NRP Financial

Ohio National

Omni Group

OnBrands24 Inc

OneAmerica Financial Partners Inc.

Oppenheimer

Pacific Life

Park Avenue Programs, Inc.

Park Avenue Securities LLC

Pen-Cal Administrators

Penn Mutual Life

Penserv Plan Services

Penson Financial Services

Pershing LLC

PFS Investments, Inc.

Phoenix

Piper Jaffray

PJ Robb

Plains Capital Bank

Plan Administrators

Plan Member Services Corporation

Planco

PNC

Prime Trust LLC

Primerica Shareholder Services, Inc.

Princeton Retirement Group, Inc.

Principal

Princor Financial Services

Corporation

Proequities, Inc.

Protective Life

Pruco Securities LLC

Prudential

Qualified Benefits Consultants, Inc.

R B C Dain Rauscher, Inc.

Randall & Hurley, Inc.

Raymond James

RBC Wealth Management

Reliance Trust Company

Ridge Clearing

Riversource (Ameriprise)

Robert W. Baird & Co.

Ross Sinclair & Associates LLC

Royal Alliance Associates

RSBCO

S I I Investments, Inc.

SagePoint Financial, Inc.

Salomon Smith Barney

Sanders Morris Harris

SCF Securities, Inc.

Securian Financial Services, Inc.

Security Benefit

Security Distributors, Inc.

Security Financial Resources, Inc.

Sentra Securities

Signator Investors, Inc.

Silverton Capital, Corp.

Simmons First Investment Group,

Inc.

Siracusa Benefits Programs

Smith Barney Inc.

Smith Hayes Financial Services

Southwest Securities

Sovereign Bank

Spelman & Company

Standard Insurance Company

State Farm

State Street Bank & Trust Company

Sterne Agee Financial Services, Inc.

Stifel Nicolaus & Company

Summit

Sun Life

SunAmerica Securities, Inc.

SunGard

SunTrust

SWS Financial Services, Inc.

L-2

Symetra Investment Services Inc.

T Rowe Price

Talcott Resolution Life Insurance

Company

TD Ameritrade

TDS Group

Teacher Insurance and Annuity

Association of America

TFS Securities, Inc.

The (Wilson) William Financial

Group

The Bank of New York

The Huntington Investment

Company

The OMNI Group

The Retirement Plan Company LLC

The Vanguard Group

Thrivent

Thrivent Investment Management

Inc.

Transamerica

Trautmann Maher & Associates, Inc.

Treasury Curve

Treasury Strategies

Trust Management Network, LLC

TSA Consulting Group

Tuition Plan Consortium

U.S. Bancorp

UBS Financial Services Inc.

UBS Financial Services, Inc.

UMB Financial Services, Inc.

Unified Fund Services, Inc.

Union Bank

Union Central Life Insurance

Company

United Planners Financial

United States Life Insurance

Company

UPromise Investment Advisors LLC

USI Securities, Inc.

UVEST

V S R Financial Services, Inc.

VALIC

Vanguard

Vining Sparks IBG, LP

VLP Corporate Services LLC

VOYA

VRSCO – American General

Distributors

Wachovia

Waddell & Reed, Inc.

Wadsworth Investment Co., Inc.

Wall Street Financial Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo

Wilmington Trust Retirement and

Institutional Services Company

Woodbury Financial Services, Inc.

Xerox HR Solutions LLC

Zions Bank

Zurich American Life Insurance

Company

L-3

APPENDIX M

AMOUNTS PAID PURSUANT TO DISTRIBUTION PLAN

A list of amounts paid by each class of shares to Invesco Distributors, Inc. and the predecessor fund's distributor pursuant to the Plan for the fiscal year ended December 31, 2019 is as follows:

	Series I	Series II
Fund Name	shares	shares
Invesco Oppenheimer V.I. Capital Appreciation Fund	N/A	$ 472,196
Invesco Oppenheimer V.I. Conservative Balanced Fund	N/A	113,349
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	N/A	110,251
Invesco Oppenheimer V.I. Global Fund	N/A	2,775,421
Invesco Oppenheimer V.I. Global Strategic Income Fund	N/A	2,540,423
Invesco Oppenheimer V.I. Government Money Fund	N/A	15
Invesco Oppenheimer V.I. International Growth Fund	N/A	571,727
Invesco Oppenheimer V.I. Main Street Fund	N/A	1,779,228
Invesco Oppenheimer V.I. Main Street Small Cap Fund	N/A	1,932,910
Invesco Oppenheimer V.I. Total Return Bond Fund	N/A	128,032

M-1

APPENDIX N

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

An estimate by category of the allocation of actual fees paid by Series II shares of the Funds, or the predecessor funds, as applicable, during the fiscal year ended December 31, 2019 follows:

		Printing		Compensation	Compensation	Annual
		&		to	to Sales	Report
Fund Name	Advertising	Mailing	Seminars	Dealer*	Personnel	Total
Invesco Oppenheimer V.I. Capital				$ 289,618		$ 289,618
Appreciation Fund	-	-	-		-
Invesco Oppenheimer V.I. Conservative				68,210		68,210
Balanced Fund	-	-	-		-
Invesco Oppenheimer V.I. Discovery Mid Cap				69,867		69,867
Growth Fund	-	-	-		-
Invesco Oppenheimer V.I. Global Fund	-	-	-	1,686,061	-	1,686,061
Invesco Oppenheimer V.I. Global Strategic				1,435,031		1,435,031
Income Fund	-	-	-		-
Invesco Oppenheimer V.I. Government Money				15		15
Fund	-	-	-		-
Invesco Oppenheimer V.I. International				349,886		349,886
Growth Fund	-	-	-		-
Invesco Oppenheimer V.I. Main Street Fund	-	-	-	1,068,369	-	1,068,369
Invesco Oppenheimer V.I. Main Street Small				1,100,034		1,100,034
Cap Fund	-	-	-		-
Invesco Oppenheimer V.I. Total Return Bond				76,799		76,799
Fund	-	-	-		-

*Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.

N-1

PART C. OTHER INFORMATION
Item 28.    Exhibits.
Exhibit Number			Description
a	(1)	(a)	Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)
		(b)	Amendment No. 1, dated March 27, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)
		(c)	Amendment No. 2, dated October 23, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(56)
		(d)	Amendment No. 3, dated March 27, 2019, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (56)
b			Second Amended and Restated By-Laws of Registrant, dated effective October 26, 2016.(52)
c			Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Second Amended and Restated By-Laws, define rights of holders of shares.
d	(1)	(a)	Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)
		(b)	Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(15)
		(c)	Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(18)
		(d)	Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(20)
		(e)	Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)
		(f)	Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)
		(g)	Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)
		(h)	Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)
		(i)	Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)
		(j)	Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)
		(k)	Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)
		(l)	Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)
		(m)	Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)
		(n)	Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)
		(o)	Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)
		(p)	Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

Exhibit Number		Description
	(q)	Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)
	(r)	Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc.(33)
	(s)	Amendment No. 18, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(36)
	(t)	Amendment No. 19, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (39)
	(u)	Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)
	(v)	Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)
	(w)	Amendment No. 22, dated January 7, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(43)
	(x)	Amendment No. 23, dated May 2, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)
	(y)	Amendment No. 24, dated December 1, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)
	(z)	Amendment No. 25, dated July 16, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(45)
	(aa)	Amendment No. 26, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)
	(bb)	Amendment No. 27, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)
	(cc)	Amendment No. 28, dated April 30, 2014, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(47)
	(dd)	Amendment No. 29, dated April 30, 2015, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(49)
	(ee)	Amendment No. 30, dated April 29, 2016, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(52)
	(ff)	Amendment No. 31, dated April 30, 2018, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(56)
	(gg)	Amendment No. 32, dated May 24, 2019, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(57)
(2)	(a)	Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(*)
	(b)	Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(33)

Exhibit Number	Description
(c)	Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., formerly AIM Funds Management Inc.(36)
(d)	Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)
(e)	Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)
(f)	Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (41)
(g)	Amendment No. 6, dated January 7, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (43)
(h)	Amendment No. 7, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (44)
(i)	Amendment No. 8, dated July 16, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (45)
(j)	Amendment No. 9, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (46)
(k)	Amendment No. 10, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (47)
(l)	Amendment No. 11, dated April 30, 2014, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (48)

Exhibit Number		Description
	(m)	Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited. (49)
	(n)	Amendment No. 12, dated April 30, 2015, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (50)
	(o)	Amendment No. 13, dated April 29, 2016, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (52)
	(p)	Amendment No. 14, dated April 30, 2018, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (56)
	(q)	Amendment No. 15, dated May 24, 2019, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (*)
(3)	(a)	Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)
	(b)	Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)
	(c)	Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)
	(d)	Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(e)	Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(f)	Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(g)	Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(h)	Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(i)	Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(j)	Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(k)	Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(l)	Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(m)	Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

Exhibit Number		Description
	(n)	Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(o)	Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(p)	Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(q)	Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(r)	Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)
	(s)	Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(56)
	(t)	Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (56)
	(u)	Amendment No. 20, dated May 24, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (58)
	(v)	Amendment No. 21, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (59)
	(w)	Amendment No. 22, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (60)
	(x)	Amendment No. 23, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (61)
	(y)	Amendment No. 24, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (62)
(4)	(a)	Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (53)
	(b)	Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private dated April 11, 2017. (53)
	(c)	Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)
	(d)	Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)
	(e)	Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private.(63)
	(f)	Amendment No. 5, dated May 24, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private.(58)
	(g)	Amendment No. 6, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private.(59)
	(h)	Amendment No. 7, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private.(61)
	(i)	Amendment No. 8, dated November 18, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private.(61)
	(j)	Amendment No. 9, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private.(64)

Exhibit Number			Description
	(5)	(a)	Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019.(59)
		(b)	Amendment No. 1, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019.(59)
		(c)	Amendment No. 2, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019.(60)
		(d)	Amendment No. 3, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019.(61)
		(e)	Amendment No. 4, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019.(64)
e	(1)	(a)	Master Distribution Agreement, dated July 1, 2014, between Registrant and Invesco Distributors, Inc.(48)
		(b)	Amendment No. 1, dated October 14, 2014, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)
		(c)	Amendment No. 2, dated January 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)
		(d)	Amendment No. 3, dated April 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(49)
		(e)	Amendment No. 4, dated June 15, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)
		(f)	Amendment No. 5, dated September 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)
		(g)	Amendment No. 6, dated December 21, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)
		(h)	Amendment No. 7, dated February 26, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)
		(i)	Amendment No. 8, dated April 29, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)
		(j)	Amendment No. 9, dated June 20, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)
		(k)	Amendment No. 10, dated June 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)
		(l)	Amendment No. 11, dated July 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)
		(m)	Amendment No. 12, dated July 27, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)
		(n)	Amendment No. 13, dated October 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)
		(o)	Amendment No. 14, dated December, 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)
		(p)	Amendment No. 15, dated February 27, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)
		(q)	Amendment No. 16, dated December 15, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)
		(r)	Amendment No. 17, dated December 18, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

Exhibit Number			Description
		(s)	Amendment No. 18, dated April 30, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)
		(t)	Amendment No. 19, dated July 26, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (56)
		(u)	Amendment No. 20, dated November 1, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (56)
		(v)	Amendment No. 21, dated May 24, 2019, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (65)
		(w)	Amendment No. 22, dated August 15, 2019, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (65)
		(x)	Amendment No. 23, dated October 30, 2019, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (60)
		(y)	Amendment No. 24, dated November 18, 2019, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (60)
		(z)	Amendment No. 25, dated February 28, 2020, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (62)
f	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(47)
	(2)		Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011.(48)
	(3)		Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(51)
g	(1)		Master Custodian Contract, dated June 1, 2018, between Registrant and State Street Bank and Trust Company.(56)
	(2)		Custody Agreement, dated August 30, 2018 between Registrant and The Bank of New York.(56)
	(3)		Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(29)
h	(1)	(a)	Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)
		(b)	Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)
		(c)	Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)
		(d)	Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)
		(e)	Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(29)
		(f)	Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc.(32)
		(g)	Amendment No. 6, dated January 1, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (36)
		(h)	Amendment No. 7, dated February 12, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (41)
		(i)	Amendment No. 8, dated March 3, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

Exhibit Number		Description
	(j)	Amendment No. 9, dated April 30, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)
	(k)	Amendment No. 10, dated January 7, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(43)
	(l)	Amendment No. 11, dated December 1, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(44)
	(m)	Amendment No. 12, dated July 1, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)
	(n)	Amendment No. 13, dated July 16, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)
	(o)	Amendment No. 14, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)
	(p)	Amendment No. 15, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)
	(q)	Amendment No. 16, dated April 30, 2014, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)
	(r)	Amendment No. 17, dated April 30, 2015, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)
	(s)	Amendment No. 18, dated April 29, 2016, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(52)
	(t)	Amendment No. 19, dated July 1, 2017, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(56)
	(u)	Amendment No. 20, dated April 30, 2018, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (56)
	(v)	Amendment No. 21, dated January 1, 2019, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (56)
	(w)	Amendment No. 22, dated May 24, 2019, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (*)
(2)	(a)	Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(28)
	(b)	Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(29)
(3)		Form of Participation Agreement. (*)
(4)		Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)
(5)		Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)
(6)		Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(43)
(7)		Eighth Amended and Restated Memorandum of Agreement, dated as of July 1, 2014 , between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending.(48)
(8)		Memorandum of Agreement, dated as of April 17, 2020, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers. (*)

Exhibit Number			Description
	(9)		Memorandum of Agreement, dated as of April 17, 2020, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations. (*)
I			Legal Opinion – None
j	(1)		Consent of PricewaterhouseCoopers LLP. (*)
	(2)		Consent of KPMG LLP. (*)
k			Omitted - Financial Statements.
l	(1)	(a)	Agreements Concerning Initial Capitalization of the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)
		(b)	Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)
		(c)	Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)
		(d)	Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)
		(e)	Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)
		(f)	Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)
		(g)	Agreement Concerning Initial Capitalization of AIM V.I. PowerShares ETF Allocation Fund, dated October 21, 2008.(33)
		(h)	Agreement Concerning Initial Capitalization of Invesco V.I. Balanced-Risk Allocation Fund, dated April 14, 2011.(43)
m	(1)	(a)	Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust) (Compensation), effective as of July 1, 2016.(52)
		(b)	Amendment No. 1, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust) (Compensation).(52)
		(c)	Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)
		(d)	Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)
		(e)	Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)
		(f)	Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)
		(g)	Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)
		(h)	Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

Exhibit Number			Description
		(i)	Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)
		(j)	Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)
		(k)	Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)
		(l)	Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (56)
		(m)	Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (56)
		(n)	Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (56)
		(o)	Amendment No. 14, dated May 24, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (59)
		(p)	Amendment No. 15, dated September 17, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (60)
		(q)	Amendment No. 16, dated October 30, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (60)
		(r)	Amendment No. 17, dated February 28, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (62)
	(2)		Distribution and Service Plan (Series II shares) (Compensation), effective as of May 24, 2019. (*)
n	(1)		Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Family of Funds, effective December 12, 2001, as amended and restated effective July 30, 2018.(56)
	(2)		Multiple Class Plan of The Invesco Oppenheimer V.I. Funds, effective May 24, 2019.(*)
o			Reserved
p	(1)		Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Advisers, Inc. (*)
	(2)		Code of Ethics and Personal Trading Policy for EMEA dated January 2020, relating to Invesco Asset Management Limited. (66)
	(3)		Invesco Ltd. Code of Conduct, dated October 2019 relating to Invesco Asset Management (Japan) Limited. (61)
	(4)		Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited.(56)
	(5)		Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Canada Ltd. (*)
	(6)		Code of Ethics and Personal Trading Policy for EMEA dated January 2020, relating to Invesco Asset Management Deutschland (GmbH). (66)

Exhibit Number			Description
	(7)		Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Senior Secured Management Inc. (*)
	(8)		Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Capital Management, LLC. (*)
	(9)		Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended June 28, 2019, and Invesco Ltd. Code of Conduct dated October 2019 relating to Invesco Asset Management (India) PVT. LTD. (*)
q		(a)	Powers of Attorney for Arch, Crockett, Fields, Flanagan, Hostetler, Jones, Mathai-Davis, Ressell, Stern, Stickel, Taylor, Trocolli and Wilson dated March 28, 2018.(53)
		(b)	Power of Attorney for LaCava dated March 1, 2019. (56)
		(c)	Power of Attorney for Brown, Krentzman, Motley, Vandivort and Vaughn dated June 10, 2019. (65)
(1)	Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.
(2)	Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.
(16)	Incorporated herein by reference to Post-Effective Amendment No. 20, filed electronically on May 29, 2001.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on July 18, 2001.
(18)	Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.
(19)	Incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on April 30, 2002.
(20)	Incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.
(21)	Incorporated herein by reference to Post-Effective Amendment No. 26, filed electronically on June 18, 2003.
(22)	Incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.
(23)	Incorporated herein by reference to Post-Effective Amendment No. 28, filed electronically on April 13, 2004.
(24)	Incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.
(25)	Incorporated herein by reference to Post-Effective Amendment No. 30, filed electronically on April 29, 2005.
(26)	Incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.
(27)	Incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.
(28)	Incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.
(29)	Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.
(30)	Incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.
(31)	Incorporated herein by reference to Post-Effective Amendment No. 36, filed electronically on August 8, 2008.
(32)	Incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.
(33)	Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.
(34)	Incorporated herein by reference to Post-Effective Amendment No. 39, filed electronically on November 25, 2009.
(35)	Incorporated herein by reference to Post-Effective Amendment No. 40, filed electronically on February 5, 2010.
(36)	Incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.
(37)	Incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.
(38)	Incorporated herein by reference to Post-Effective Amendment No. 43, filed electronically on February 18, 2010.
(39)	Incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.
(40)	Incorporated herein by reference to Post-Effective Amendment No. 45, filed electronically on April 28, 2010.
(41)	Incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.
(42)	Incorporated herein by reference to Post-Effective Amendment No. 47, filed electronically on January 6, 2011.
(43)	Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(44)	Incorporated herein by reference to Post-Effective Amendment No. 56, filed electronically on April 26, 2012.
(45)	Incorporated herein by reference to Post-Effective Amendment No. 58, filed electronically on April 24, 2013.
(46)	Incorporated herein by reference to Post-Effective Amendment No. 60, filed electronically on February 10, 2014.
(47)	Incorporated herein by reference to Post-Effective Amendment No. 61, filed electronically on April 24, 2014.
(48)	Incorporated herein by reference to Post-Effective Amendment No. 63, filed electronically on February 9, 2015.
(49)	Incorporated herein by reference to Post-Effective Amendment No. 64, filed electronically on April 27, 2015.
(50)	Incorporated herein by reference to Post-Effective Amendment No. 66, filed electronically on February 10, 2016.
(51)	Incorporated herein by reference to Post-Effective Amendment No. 67, filed electronically on April 26, 2016.
(52)	Incorporated herein by reference to Post-Effective Amendment No. 69, filed electronically on April 25, 2017.
(53)	Incorporated herein by reference to Post-Effective Amendment No. 71, filed electronically on April 26, 2018.
(54)	Incorporated herein by reference to Post-Effective Amendment No. 73, filed electronically on November 2, 2018.
(55)	Incorporated herein by reference to Post-Effective Amendment No. 75 filed electronically on January 23, 2019.
(56)	Incorporated herein by reference to Post-Effective Amendment No. 77 filed electronically on April 26, 2019.
(57)	Incorporated herein by reference to Post-Effective Amendment No. 79 filed electronically on May 23, 2019.
(58)	Incorporated by reference to PEA No. 178 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A filed on September 26, 2019.
(59)	Incorporated by reference to PEA No. 91 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A filed on September 26, 2019.
(60)	Incorporated by reference to PEA No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A filed on November 21, 2019.
(61)	Incorporated by reference to PEA No. 154 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A filed on December 9, 2019.
(62)	Incorporated by reference to PEA No. 116 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A filed on February 27, 2020.
(63)	Incorporated by reference to PEA No. 112 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A filed on October 25, 2019.
(64)	Incorporated by reference to PEA No. 189 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A filed on March 30, 2020.
(65)	Incorporated by reference to PEA No. 15 to Invesco Management Trust Registration Statement on Form N-1A filed on December 10, 2019.
(66)	Incorporated by reference to PEA No. 130 to AIM Counselor Series Trust (Invesco Counselor Series) Registration Statement on Form N-1A filed on February 11, 2020.
(*)	Filed herewith electronically.
Item 29.    Persons Controlled by or Under Common Control with the Fund.
None.
Item 30.    Indemnification.
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $40,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.
Item 31.    Business and Other Connections of the Investment Adviser.
The only employment of a substantial nature of the Advisers’ directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd., Invesco Capital Management, LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management—The Adviser(s)” in each Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption “Management of the Trust” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.
Item 32.    Principal Underwriters.
(a) Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Senior Loan Fund
Invesco Management Trust
Short-Term Investments Trust
Invesco Actively Managed Exchange-Traded Fund Trust
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Invesco Exchange-Traded Fund Trust
Invesco Exchange-Traded Fund Trust II
Invesco India Exchange-Traded Fund Trust
Invesco Exchange-Traded Self-Indexed Fund Trust
(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.
NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Rocco Benedetto	None	Senior Vice President
Paul Blease	None	Senior Vice President
David Borrelli	None	Senior Vice President
Ken Brodsky	None	Senior Vice President
Daniel E. Draper	None	Senior Vice President
George Fahey	None	Senior Vice President
Jay Fortuna	None	Senior Vice President
Mark W. Gregson	None	Chief Financial Officer
Trisha B. Hancock	None	Senior Vice President
Clint Harris	None	President
John Hoffman	None	Senior Vice President
Eliot Honaker	None	Senior Vice President
Brian Kiley	None	Senior Vice President
Jeffrey H. Kupor	Secretary, Senior Vice President & Chief Legal Officer	Secretary
Annette J. Lege	None	Treasurer
Brian Levitt	None	Senior Vice President
John McDonough	None	Director & Chief Executive Officer
Peter Mintzberg	None	Senior Vice President
Kevin Neznek	None	Senior Vice President
Tony Oh	None	Senior Vice President
Adam Rochlin	None	Senior Vice President
Benjamin Stewart	None	Senior Vice President
Paul E. Temple	None	Senior Vice President
Ben Utt	None	Executive Vice President

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Rohit Vohra	None	Senior Vice President
Gary K. Wendler	Assistant Vice President	Senior Vice President, Director, Marketing Research & Analysis
Donna White	None	Chief Compliance Officer & Senior Vice President
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
John M. Zerr	Senior Vice President	Senior Vice President
*	The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.
(c) Not applicable.
Item 33.    Location of Accounts and Records.
Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, will maintain physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, Kentucky 40202 and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, with respect to Invesco V.I. Government Money Market Fund and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., 219078, Kansas City, Missouri 64121-9078.
Records may also be maintained at the offices of:
Invesco Asset Management Deutschland GmbH An der Welle 5, 1st Floor Frankfurt, Germany 60322

Invesco Asset Management Ltd. Perpetual Park Perpetual Park Drive Henley-on-Thames Oxfordshire, RG91HH United Kingdom

Invesco Asset Management (Japan) Limited Roppongi Hills Mori Tower 14F 6-10-1 Roppongi Minato-ku, Tokyo 106-6114

Invesco Hong Kong Limited 41/F, Champion Tower Three Garden Road, Central Hong Kong

Invesco Senior Secured Management, Inc. 1166 Avenue of the Americas New York, NY 10036

Invesco Canada Ltd. 5140 Yonge Street Suite 800 Toronto, Ontario Canada M2N 6X7

Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

Invesco Asset Management (India) Private Limited 34d Floor, GYS Infinity, Subhash Road Paranipe B Scheme, Ville Parle (East) Mumbai – 400 057, India

OppenheimerFunds, Inc. 225 Liberty Street New York, NY 10281
Item 34.    Management Services.
None.
Item 35.    Undertakings.
Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 27th day of April, 2020.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President & Treasurer (Principal Executive Officer)	April 27, 2020
(Sheri Morris)
/s/ David C. Arch*	Trustee	April 27, 2020
(David C. Arch)
/s/ Beth Ann Brown***	Trustee	April 27, 2020
(Beth Ann Brown)
/s/ Bruce L. Crockett*	Chair and Trustee	April 27, 2020
(Bruce L. Crockett)
/s/ Jack M. Fields*	Trustee	April 27, 2020
(Jack M. Fields)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	April 27, 2020
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	April 27, 2020
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	April 27, 2020

SIGNATURE	TITLE	DATE
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	April 27, 2020
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	April 27, 2020
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	April 27, 2020
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	April 27, 2020
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	April 27, 2020
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	April 27, 2020
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	April 27, 2020
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	April 27, 2020
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	April 27, 2020
(James D. Vaughn)
/s/ Christopher L. Wilson*	Trustee	April 27, 2020
(Christopher L. Wilson)
/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	April 27, 2020
Kelli Gallegos
/s/ Sheri Morris		April 27, 2020
Sheri Morris
Attorney-In-Fact
* Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 71 on April 26, 2018.
** Sheri Morris, pursuant to powers of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 77 on April 29, 2019.
***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, incorporated by reference to the Invesco Management Trust Registration Statement and filed in Post-Effective Amendment No. 15 on December 10, 2019.
Exhibit Index
(d)(2)(a)	Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.
(d)(2)(q)	Amendment No. 15, dated May 24, 2019, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.
(h)(1)(w)	Amendment No. 22, dated May 24, 2019, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.
(h)(3)	Form of Participation Agreement

(h)(8)	Memorandum of Agreement, dated as of April 17, 2020, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.
(h)(9)	Memorandum of Agreement, dated as of April 17, 2020, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.
(j)(1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
(j)(2)	Consent of KPMG LLP.
(m)(2)	Distribution and Service Plan (Series II shares) (Compensation), effective as of May 24, 2019.
(n)(2)	Multiple Class Plan of The Invesco Oppenheimer V.I. Funds, effective May 24, 2019.
(p)(1)	Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Advisers, Inc.
(p)(5)	Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Canada Ltd.
(p)(7)	Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Senior Secured Management Inc.
(p)(8)	Code of Ethics and Personal Trading Policy for North America, dated March 2020, relating to Invesco Capital Management, LLC.
(p)(9)	Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended June 28, 2019, and Invesco Ltd. Code of Conduct dated October 2019 relating to Invesco Asset Management (India) PVT. LTD.